UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22235

AQR Funds

(Exact name of registrant as specified in charter)

Two Greenwich Plaza, 4th Floor

Greenwich, CT 06830

(Address of principal executive offices) (Zip code)

William J. Fenrich, Esq.

Principal and Chief Legal Officer

AQR Capital Management, LLC

Two Greenwich Plaza, 4th Floor

Greenwich, CT 06830

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 203-742-3600

Date of fiscal year end: September 30

Date of reporting period: October 1, 2016 to September 30, 2017

Item 1. Reports to Shareholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1.)

Annual Report

September 30, 2017

AQR Large Cap Multi-Style Fund

AQR Small Cap Multi-Style Fund

AQR International Multi-Style Fund

AQR Emerging Multi-Style Fund

AQR TM Large Cap Multi-Style Fund

AQR TM Small Cap Multi-Style Fund

AQR TM International Multi-Style Fund

AQR TM Emerging Multi-Style Fund

AQR Large Cap Momentum Style Fund

AQR Small Cap Momentum Style Fund

AQR International Momentum Style Fund

AQR Emerging Momentum Style Fund

AQR TM Large Cap Momentum Style Fund

AQR TM Small Cap Momentum Style Fund

AQR TM International Momentum Style Fund

AQR Large Cap Defensive Style Fund

AQR International Defensive Style Fund

AQR Emerging Defensive Style Fund

AQR Global Equity Fund

AQR International Equity Fund

AQR Large Cap Relaxed Constraint Equity Fund

AQR Small Cap Relaxed Constraint Equity Fund

AQR International Relaxed Constraint Equity Fund

AQR Emerging Relaxed Constraint Equity Fund

Shareholder Letter (Unaudited)

AQR LARGE CAP MULTI-STYLE FUND

Cliff Asness

Managing & Founding Principal

Andrea Frazzini

Principal

Jacques Friedman

Principal

Ronen Israel

Principal

Dear Shareholder:

The AQR Large Cap Multi-Style Fund (the “Fund”) invests in stocks of attractively valued U.S. large and mid-cap companies that have positive momentum and strong profitability. The Fund is not actively managed to outperform a growth, value or core benchmark. Rather, it seeks to provide systematic exposure to stocks that rank high on a combined score of Value, Momentum and Profitability styles.

For the fiscal year ended September 30, 2017, the Fund’s Class I returned 22.01% while its benchmark, the Russell 1000® Index Total Return, returned 18.54% over the period. The Fund’s outperformance was driven primarily by stock selection within sectors. In particular, stock selection within industrials and within information technology contributed to positive returns. The Fund’s performance was negatively impacted by stock selection within financials and within consumer discretionary.

Over the course of the fiscal year, the Fund’s largest active positions within the stock selection strategy included sector overweights to information technology and financials; the Fund was underweight energy and health care.

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2017 AQR LARGE CAP MULTI-STYLE FUND
	1 Year	3 Year	Since Inception	Date of Inception
Fund - Class I: QCELX	22.01%	9.14%	13.22%	3/26/2013
Fund - Class N: QCENX	21.69%	8.88%	12.96%	3/26/2013
Fund - Class R6: QCERX	22.18%	9.27%	8.70%	7/10/2014

Russell 1000® Index Total Return	18.54%

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 0.46%, 0.71% and 0.37%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2017

Shareholder Letter (Unaudited)

AQR LARGE CAP MULTI-STYLE FUND

AQR LARGE CAP MULTI-STYLE FUND VS. RUSSELL 1000® INDEX TOTAL RETURN VALUE OF $10,000 INVESTED ON 3/26/2013

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

AQR Funds	Annual Report	September 2017

Shareholder Letter (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND

Cliff Asness

Managing & Founding Principal

Andrea Frazzini

Principal

Jacques Friedman

Principal

Ronen Israel

Principal

Dear Shareholder:

The AQR Small Cap Multi-Style Fund (the “Fund”) invests in stocks of attractively valued U.S. small-cap companies that have positive momentum and strong profitability. The Fund is not actively managed to outperform a growth, value or core benchmark. Rather, it seeks to provide systematic exposure to stocks that rank high on a combined score of Value, Momentum and Profitability styles.

For the fiscal year ended September 30, 2017, the Fund’s Class I returned 18.12% while its benchmark, the Russell 2000® Total Return Index, returned 20.74% over the period. The Fund’s underperformance was driven primarily by stock selection within sectors. In particular, stock selection within industrials and within consumer discretionary contributed to negative returns. The Fund’s performance was positively impacted by stock selection within consumer staples and within health care.

Over the course of the fiscal year, the Fund’s largest active positions within the stock selection strategy included sector overweights to financials and consumer discretionary; the Fund was underweight health care and utilities.

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2017 AQR SMALL CAP MULTI-STYLE FUND
	1 Year	3 Year	Since Inception	Date of Inception
Fund - Class I: QSMLX	18.12%	10.72%	12.40%	3/26/2013
Fund - Class N: QSMNX	17.79%	10.43%	12.10%	3/26/2013
Fund - Class R6: QSERX	18.17%	10.80%	8.40%	7/10/2014

Russell 2000® Total Return Index	20.74%

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 0.76%, 1.00% and 0.63%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2017

Shareholder Letter (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND

AQR SMALL CAP MULTI-STYLE FUND VS. RUSSELL 2000® TOTAL RETURN INDEX VALUE OF $10,000 INVESTED ON 3/26/2013

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

AQR Funds	Annual Report	September 2017

Shareholder Letter (Unaudited)

AQR INTERNATIONAL MULTI-STYLE FUND

Cliff Asness

Managing & Founding Principal

Andrea Frazzini

Principal

Jacques Friedman

Principal

Ronen Israel

Principal

Dear Shareholder:

The AQR International Multi-Style Fund (the “Fund”) invests in stocks of attractively valued large and mid-cap non-U.S. companies that have positive momentum and strong profitability. The Fund is not actively managed to outperform a growth, value or core benchmark. Rather, it seeks to provide systematic exposure to stocks that rank high on a combined score of Value, Momentum and Profitability styles.

For the fiscal year ended September 30, 2017, the Fund’s Class I returned 19.91% while its benchmark, the MSCI Daily TR Net World Ex USA Index**, returned 18.73% over the period. The Fund’s outperformance was driven primarily by stock selection within sectors. In particular, stock selection within consumer discretionary and within industrials contributed to positive returns. The Fund’s performance was negatively impacted by stock selection within information technology and within energy.

Over the course of the fiscal year, the Fund’s largest active positions within the stock selection strategy included sector overweights to information technology and industrials; the Fund was underweight energy and consumer staples. Notable active positions also included a country overweight to Switzerland and Germany and an underweight to Norway.

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2017 AQR INTERNATIONAL MULTI-STYLE FUND
	1 Year	3 Year	Since Inception	Date of Inception
Fund - Class I: QICLX	19.91%	3.59%	5.72%	3/26/2013
Fund - Class N: QICNX	19.69%	3.32%	5.46%	3/26/2013
Fund - Class R6: QICRX	20.04%	3.70%	2.15%	7/10/2014

MSCI Daily TR Net World Ex USA Index**	18.73%

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 0.69%, 0.94% and 0.60%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2017

Shareholder Letter (Unaudited)

AQR INTERNATIONAL MULTI-STYLE FUND

AQR INTERNATIONAL MULTI-STYLE FUND VS. MSCI DAILY TR NET WORLD EX USA INDEX** VALUE OF $10,000 INVESTED ON 3/26/2013

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

**	MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

AQR Funds	Annual Report	September 2017

Shareholder Letter (Unaudited)

AQR EMERGING MULTI-STYLE FUND

Cliff Asness

Managing & Founding Principal

Andrea Frazzini

Principal

Jacques Friedman

Principal

Ronen Israel

Principal

Dear Shareholder:

The AQR Emerging Multi-Style Fund (the “Fund”) invests in stocks of attractively valued large and mid-cap emerging countries’ companies that have positive momentum and strong profitability. The Fund’s investment universe is currently comprised of approximately the top 85% of stocks by market capitalization in emerging countries. The Fund is not actively managed to outperform a growth, value or core benchmark. Rather, it seeks to provide systematic exposure to stocks that rank high on a combined score of Value, Momentum and Profitability styles.

For the fiscal year ended September 30, 2017, the Fund’s Class I returned 22.17% while its benchmark, the MSCI Daily TR Net Emerging Markets Index**, returned 22.46% over the period. The Fund’s underperformance was driven primarily by stock selection within information technology and within financials. The Fund’s performance was positively impacted by stock selection within sectors.

Over the course of the fiscal year, the Fund’s largest active positions within the stock selection strategy included sector overweights to information technology and telecommunication services; the Fund was underweight financials and consumer staples. Notable active positions also included a country overweight to Indonesia and an underweight to the United Arab Emirates.

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2017 AQR EMERGING MULTI-STYLE FUND
	1 Year	3 Year	Since Inception	Date of Inception
Fund - Class I: QEMLX	22.17%	4.27%	3.65%	5/13/2014
Fund - Class N: QEMNX	21.82%	4.01%	3.39%	5/13/2014
Fund - Class R6: QECRX	22.13%	4.34%	2.43%	7/10/2014

MSCI Daily TR Net Emerging Market Index**	22.46%

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 0.96%, 1.21% and 0.86%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2017

Shareholder Letter (Unaudited)

AQR EMERGING MULTI-STYLE FUND

AQR EMERGING MULTI-STYLE FUND VS. MSCI DAILY TR NET EMERGING MARKETS INDEX** VALUE OF $10,000 INVESTED ON 5/13/2014

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

**	MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

AQR Funds	Annual Report	September 2017

Shareholder Letter (Unaudited)

AQR TM LARGE CAP MULTI-STYLE FUND

Cliff Asness

Managing & Founding Principal

Andrea Frazzini

Principal

Jacques Friedman

Principal

Ronen Israel

Principal

Dear Shareholder:

The AQR TM Large Cap Multi-Style Fund (the “Fund”) invests in stocks of attractively valued U.S. large and mid-cap companies that have positive momentum and strong profitability. The Fund is not actively managed to outperform a growth, value or core benchmark. Rather, it seeks to provide systematic exposure to stocks that rank high on a combined score of Value, Momentum and Profitability styles. The Fund employs a tax management strategy which considers the potential impact of taxes on investment return.

For the fiscal year ended September 30, 2017, the Fund’s Class I returned 22.33% while its benchmark, the Russell 1000® Index Total Return, returned 18.54% over the period. The Fund’s outperformance was driven primarily by stock selection within sectors. In particular, stock selection within industrials and within information technology contributed to positive returns. The Fund’s performance was negatively impacted by stock selection within financials and within consumer discretionary.

Over the course of the fiscal year, the Fund’s largest active positions within the stock selection strategy included sector overweights to information technology and financials; the Fund was underweight energy and health care.

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2017 AQR TM LARGE CAP MULTI-STYLE FUND
	1 Year	Since Inception	Date of Inception
Fund - Class I: QTLLX	22.33%	8.21%	2/11/2015
Fund - Class N: QTLNX	22.04%	7.89%	2/11/2015
Fund - Class R6: QTLRX	22.37%	8.28%	2/11/2015

Russell 1000® Index Total Return	18.54%

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 0.60%, 0.85% and 0.54%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2017

Shareholder Letter (Unaudited)

AQR TM LARGE CAP MULTI-STYLE FUND

AQR TM LARGE CAP MULTI-STYLE FUND VS. RUSSELL 1000® INDEX TOTAL RETURN VALUE OF $10,000 INVESTED ON 2/11/2015

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

AQR Funds	Annual Report	September 2017

Shareholder Letter (Unaudited)

AQR TM SMALL CAP MULTI-STYLE FUND

Cliff Asness

Managing & Founding Principal

Andrea Frazzini

Principal

Jacques Friedman

Principal

Ronen Israel

Principal

Dear Shareholder:

The AQR TM Small Cap Multi-Style Fund (the “Fund”) invests in stocks of attractively valued U.S. small-cap companies that have positive momentum and strong profitability. The Fund is not actively managed to outperform a growth, value or core benchmark. Rather, it seeks to provide systematic exposure to stocks that rank high on a combined score of Value, Momentum and Profitability styles. The Fund employs a tax management strategy which considers the potential impact of taxes on investment return.

For the fiscal year ended September 30, 2017, the Fund’s Class I returned 17.79% while its benchmark, the Russell 2000® Total Return Index, returned 20.74% over the period. The Fund’s underperformance was driven primarily by stock selection within sectors. In particular, stock selection within industrials and within consumer discretionary contributed to negative returns. The Fund’s performance was positively impacted by stock selection within consumer staples and within health care.

Over the course of the fiscal year, the Fund’s largest active positions within the stock selection strategy included sector overweights to consumer discretionary and consumer staples; the Fund was underweight health care and utilities.

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2017 AQR TM SMALL CAP MULTI-STYLE FUND
	1 Year		Since Inception	Date of Inception
Fund - Class I: QSSLX	17.79%		7.91%	2/11/2015
Fund - Class N: QSSNX	17.56%	*	7.64%	2/11/2015
Fund - Class R6: QSSRX	18.04%		8.04%	2/11/2015

Russell 2000® Total Return Index	20.74%

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 1.92%, 2.05% and 2.31%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

*	Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at 9/30/2017 for financial reporting purposes, and as a result, the net asset values for shareholder transactions and the total returns based on those net asset values differ from the adjusted net asset values and total returns for financial reporting.

AQR Funds	Annual Report	September 2017

Shareholder Letter (Unaudited)

AQR TM SMALL CAP MULTI-STYLE FUND

AQR TM SMALL CAP MULTI-STYLE FUND VS. RUSSELL 2000® TOTAL RETURN INDEX VALUE OF $10,000 INVESTED ON 2/11/2015

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

AQR Funds	Annual Report	September 2017

Shareholder Letter (Unaudited)

AQR TM INTERNATIONAL MULTI-STYLE FUND

Cliff Asness

Managing & Founding Principal

Andrea Frazzini

Principal

Jacques Friedman

Principal

Ronen Israel

Principal

Dear Shareholder:

The AQR TM International Multi-Style Fund (the “Fund”) invests in stocks of attractively valued large and mid-cap non-U.S. companies that have positive momentum and strong profitability. The Fund is not actively managed to outperform a growth, value or core benchmark. Rather, it seeks to provide systematic exposure to stocks that rank high on a combined score of Value, Momentum and Profitability styles. The Fund employs a tax management strategy which considers the potential impact of taxes on investment return.

For the fiscal year ended September 30, 2017, the Fund’s Class I returned 20.71% while its benchmark, the MSCI Daily TR Net World Ex USA Index**, returned 18.73% over the period. The Fund’s outperformance was driven primarily by stock selection within sectors. In particular, stock selection within industrials contributed to positive returns. The Fund’s performance was negatively impacted by stock selection within information technology and within telecommunication services.

Over the course of the fiscal year, the Fund’s largest active positions within the stock selection strategy included sector overweights to information technology and industrials; the Fund was underweight energy. Notable active positions also included a country overweight to Germany and an underweight to Norway.

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2017 AQR TM INTERNATIONAL MULTI-STYLE FUND
	1 Year	Since Inception	Date of Inception
Fund - Class I: QIMLX	20.71%	5.58%	2/11/2015
Fund - Class N: QIMNX	20.39%	5.33%	2/11/2015
Fund - Class R6: QIMRX	20.89%	5.69%	2/11/2015

MSCI Daily TR Net World Ex USA Index**	18.73%

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 0.82%, 1.08% and 0.73%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2017

Shareholder Letter (Unaudited)

AQR TM INTERNATIONAL MULTI-STYLE FUND

AQR TM INTERNATIONAL MULTI-STYLE FUND VS. MSCI DAILY TR NET WORLD EX USA INDEX** VALUE OF $10,000 INVESTED ON 2/11/2015

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

**	MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

AQR Funds	Annual Report	September 2017

Shareholder Letter (Unaudited)

AQR TM EMERGING MULTI-STYLE FUND

Cliff Asness

Managing & Founding Principal

Andrea Frazzini

Principal

Jacques Friedman

Principal

Ronen Israel

Principal

Dear Shareholder:

The AQR TM Emerging Multi-Style Fund (the “Fund”) invests in stocks of attractively valued large and mid-cap emerging countries’ companies that have positive momentum and strong profitability. The Fund’s investment universe is currently comprised of approximately the top 85% of stocks by market capitalization in emerging countries. The Fund is not actively managed to outperform a growth, value or core benchmark. Rather, it seeks to provide systematic exposure to stocks that rank high on a combined score of Value, Momentum and Profitability styles. The Fund employs a tax management strategy which considers the potential impact of taxes on investment return.

For the fiscal year ended September 30, 2017, the Fund’s Class I returned 22.85% while its benchmark, the MSCI Daily TR Net Emerging Markets Index**, returned 20.46% over the period. The Fund’s outperformance was driven primarily by stock selection within sectors. In particular, stock selection within consumer discretionary and within energy contributed to positive returns. The Fund’s performance was negatively impacted by stock selection within information technology and within financials.

Over the course of the fiscal year, the Fund’s largest active positions within the stock selection strategy included sector overweights to information technology and telecommunication services; the Fund was underweight financials and consumer staples. Notable active positions also included a country overweight to Indonesia and an underweight to the United Arab Emirates.

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2017 AQR TM EMERGING MULTI-STYLE FUND
	1 Year		Since Inception	Date of Inception
Fund - Class I: QTELX	22.85%	*	5.27%	2/11/2015
Fund - Class N: QTENX	22.64%		5.03%	2/11/2015
Fund - Class R6: QTERX	23.05%		5.35%	2/11/2015

MSCI Daily TR Net Emerging Market Index**	20.46%

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 0.96%, 1.22% and 0.89%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

*	Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at 9/30/2017 for financial reporting purposes, and as a result, the net asset values for shareholder transactions and the total returns based on those net asset values differ from the adjusted net asset values and total returns for financial reporting.

AQR Funds	Annual Report	September 2017

Shareholder Letter (Unaudited)

AQR TM EMERGING MULTI-STYLE FUND

AQR TM EMERGING MULTI-STYLE FUND VS. MSCI DAILY TR NET EMERGING MARKETS INDEX** VALUE OF $10,000 INVESTED ON 2/11/2015

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

**	MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

AQR Funds	Annual Report	September 2017

Shareholder Letter (Unaudited)

AQR LARGE CAP MOMENTUM STYLE FUND

Cliff Asness

Managing & Founding Principal

Andrea Frazzini

Principal

Jacques Friedman

Principal

Ronen Israel

Principal

Dear Shareholder:

The AQR Large Cap Momentum Style Fund (the “Fund”) invests in stocks of large and mid-cap U.S. companies with positive momentum. The Fund is not actively managed to outperform a growth, value or core benchmark. Rather, it seeks to provide systematic exposure to stocks that share the common characteristic of positive momentum.

For the fiscal year ended September 30, 2017, the Fund’s Class I returned 16.37% while its benchmark, the Russell 1000® Index Total Return, returned 18.54% over the period. The Fund’s underperformance was driven primarily by stock selection within information technology and within industrials. The Fund’s performance was negatively impacted by stock selection within financials and within energy.

Over the course of the fiscal year, the Fund’s largest active positions within the stock selection strategy included sector overweights to information technology and industrials; the Fund was underweight health care and consumer staples.

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2017 AQR LARGE CAP MOMENTUM STYLE FUND
	1 Year	3 Year	5 Year	Since Inception	Date of Inception
Fund - Class I: AMOMX	16.37%	9.01%	13.04%	14.98%	7/9/2009
Fund - Class N: AMONX	16.07%	8.74%	na	13.52%	12/17/2012
Fund - Class R6: QMORX	16.47%	9.11%	na	8.44%	7/10/2014

Russell 1000® Index Total Return	18.54%

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 0.42%, 0.66% and 0.32%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2017

Shareholder Letter (Unaudited)

AQR LARGE CAP MOMENTUM STYLE FUND

AQR LARGE CAP MOMENTUM STYLE FUND VS. RUSSELL 1000® INDEX TOTAL RETURN VALUE OF $10,000 INVESTED ON 7/9/2009

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

AQR Funds	Annual Report	September 2017

Shareholder Letter (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

Cliff Asness

Managing & Founding Principal

Andrea Frazzini

Principal

Jacques Friedman

Principal

Ronen Israel

Principal

Dear Shareholder:

The AQR Small Cap Momentum Style Fund (the “Fund”) invests in stocks of small-cap U.S. companies with positive momentum. The Fund’s investment universe is comprised of U.S. companies smaller than the 1000th largest and larger than the 3000th largest company by market capitalization. The Fund is not actively managed to outperform a growth, value or core benchmark. Rather, it seeks to provide systematic exposure to stocks that share the common characteristic of positive momentum.

For the fiscal year ended September 30, 2017, the Fund’s Class I returned 20.30% while its benchmark, the Russell 2000® Total Return Index, returned 20.74% over the period. The Fund’s underperformance was driven primarily by stock selection within financials. The Fund’s performance was positively impacted by stock selection within sectors.

Over the course of the fiscal year, the Fund’s largest active positions within the stock selection strategy included sector overweights to information technology and health care; the Fund was underweight real estate and consumer discretionary.

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2017 AQR SMALL CAP MOMENTUM STYLE FUND
	1 Year	3 Year	5 Year	Since Inception	Date of Inception
Fund - Class I: ASMOX	20.30%	10.29%	13.31%	15.64%	7/9/2009
Fund - Class N: ASMNX	20.02%	10.01%	na	13.70%	12/17/2012
Fund - Class R6: QSMRX	20.39%	10.37%	na	8.08%	7/10/2014

Russell 2000® Total Return Index	20.74%

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 0.65%, 0.91% and 0.56%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2017

Shareholder Letter (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

AQR SMALL CAP MOMENTUM STYLE FUND VS. RUSSELL 2000® TOTAL RETURN INDEX VALUE OF $10,000 INVESTED ON 7/9/2009

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

AQR Funds	Annual Report	September 2017

Shareholder Letter (Unaudited)

AQR INTERNATIONAL MOMENTUM STYLE FUND

Cliff Asness

Managing & Founding Principal

Andrea Frazzini

Principal

Jacques Friedman

Principal

Ronen Israel

Principal

Dear Shareholder:

The AQR International Momentum Style Fund (the “Fund”) invests in stocks of non-U.S. companies with positive momentum. The Fund’s investment universe is comprised of approximately the top 85% of stocks by market capitalization of each of the major developed markets outside the U.S. The Fund is not actively managed to outperform a growth, value or core benchmark. Rather, it seeks to provide systematic exposure to stocks that share the common characteristic of positive momentum.

For the fiscal year ended September 30, 2017, the Fund’s Class I returned 14.67% while its benchmark, the MSCI Daily TR Net World Ex USA Index**, returned 18.73% over the period. The Fund’s underperformance was driven primarily by stock selection within sectors. In particular, stock selection within financials and within materials contributed to negative returns. The Fund’s performance was positively impacted by stock selection within consumer discretionary and within information technology.

Over the course of the fiscal year, the Fund’s largest active positions within the stock selection strategy included sector overweights to materials and industrials; the Fund was underweight health care and consumer staples. Notable active positions also included a country overweight to the United Kingdom and Canada and an underweight to Switzerland and Japan.

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2017 AQR INTERNATIONAL MOMENTUM STYLE FUND
	1 Year	3 Year	5 Year	Since Inception	Date of Inception
Fund - Class I: AIMOX	14.67%	3.77%	6.49%	7.69%	7/9/2009
Fund - Class N: AIONX	14.38%	3.53%	na	5.55%	12/17/2012
Fund - Class R6: QIORX	14.80%	3.92%	na	2.38%	7/10/2014

MSCI Daily TR Net World Ex USA Index**	18.73%

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 0.63%, 0.87% and 0.53%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2017

Shareholder Letter (Unaudited)

AQR INTERNATIONAL MOMENTUM STYLE FUND

AQR INTERNATIONAL MOMENTUM STYLE FUND VS. MSCI DAILY TR NET WORLD EX USA INDEX** VALUE OF $10,000 INVESTED ON 7/9/2009

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

**	MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

AQR Funds	Annual Report	September 2017

Shareholder Letter (Unaudited)

AQR EMERGING MOMENTUM STYLE FUND

Cliff Asness

Managing & Founding Principal

Andrea Frazzini

Principal

Jacques Friedman

Principal

Ronen Israel

Principal

Dear Shareholder:

The AQR Emerging Momentum Style Fund (the “Fund”) invests in stocks of emerging market companies with positive momentum. The Fund is not actively managed to outperform a growth, value or core benchmark. Rather, it seeks to provide systematic exposure to stocks that share the common characteristic of positive momentum.

For the fiscal year ended September 30, 2017, the Fund’s Class I returned 23.48% while its benchmark, the MSCI Daily TR Net Emerging Markets Index**, returned 22.46% over the period. The Fund’s outperformance was driven primarily by stock selection within sectors. In particular, stock selection within real estate and within information technology contributed to positive returns. The Fund’s performance was negatively impacted by stock selection within financials and within materials.

Over the course of the fiscal year, the Fund’s largest active positions within the stock selection strategy included sector overweights to materials and financials; the Fund was underweight telecommunication services and consumer discretionary. Notable active positions also included a country overweight to China and Brazil and an underweight to India and South Africa.

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2017 AQR EMERGING MOMENTUM STYLE FUND
	1 Year	3 Year	Since Inception	Date of Inception
Fund - Class I: QEMLX	23.48%	3.84%	3.46%	5/13/2014
Fund - Class N: QEMNX	23.06%	3.56%	3.18%	5/13/2014
Fund - Class R6: QEMRX	23.52%	3.93%	1.77%	7/10/2014

MSCI Daily TR Net Emerging Market Index**	22.46%

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 2.77%, 2.97% and 2.71%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2017

Shareholder Letter (Unaudited)

AQR EMERGING MOMENTUM STYLE FUND

AQR EMERGING MOMENTUM STYLE FUND VS. MSCI DAILY TR NET EMERGING MARKETS INDEX** VALUE OF $10,000 INVESTED ON 5/13/2014

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

**	MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

AQR Funds	Annual Report	September 2017

Shareholder Letter (Unaudited)

AQR TM LARGE CAP MOMENTUM STYLE FUND

Cliff Asness

Managing & Founding Principal

Andrea Frazzini

Principal

Jacques Friedman

Principal

Ronen Israel

Principal

Dear Shareholder:

The AQR TM Large Cap Momentum Style Fund (the “Fund”) invests in stocks of large and mid-cap U.S. companies with positive momentum. The Fund’s investment universe is comprised of the 1000 largest U.S . companies by market capitalization. The Fund employs a tax management strategy which considers the potential impact of taxes on investment return.

For the fiscal year ended September 30, 2017, the Fund’s Class I returned 16.16% while its benchmark, the Russell 1000® Index Total Return, returned 18.54% over the period. The Fund’s underperformance was driven primarily by stock selection within sectors. In particular, stock selection within energy and within materials contributed to negative returns. The Fund’s performance was positively impacted by stock selection within information technology and within industrials.

Over the course of the fiscal year, the Fund’s largest active positions within the stock selection strategy included sector overweights to information technology and industrials; the Fund was underweight health care and consumer staples.

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2017 AQR TM LARGE CAP MOMENTUM STYLE FUND
	1 Year	3 Year	5 Year	Since Inception	Date of Inception
Fund - Class I: ATMOX	16.16%	8.53%	12.97%	13.94%	1/27/2012
Fund - Class N: ATMNX	15.89%	8.32%	na	13.42%	12/17/2012
Fund - Class R6: QTMRX	16.30%	8.63%	na	8.26%	7/10/2014

Russell 1000® Index Total Return	18.54%

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 0.49%, 0.65% and 0.39%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2017

Shareholder Letter (Unaudited)

AQR TM LARGE CAP MOMENTUM STYLE FUND

AQR TM LARGE CAP MOMENTUM STYLE FUND VS. RUSSELL 1000® INDEX TOTAL RETURN VALUE OF $10,000 INVESTED ON 1/27/2012

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

AQR Funds	Annual Report	September 2017

Shareholder Letter (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

Cliff Asness

Managing & Founding Principal

Andrea Frazzini

Principal

Jacques Friedman

Principal

Ronen Israel

Principal

Dear Shareholder:

The AQR TM Small Cap Momentum Style Fund (the “Fund”) invests in stocks of small-cap U.S. companies with positive momentum. The Fund’s investment universe is comprised of U.S. companies smaller than the 1000th largest and larger than the 3000th largest company by market capitalization. The Fund employs a tax management strategy which considers the potential impact of taxes on investment return.

For the fiscal year ended September 30, 2017, the Fund’s Class I returned 21.02% while its benchmark, the Russell 2000® Total Return Index, returned 20.74% over the period. The Fund’s outperformance was driven primarily by stock selection within sectors. In particular, stock selection within health care and within consumer discretionary contributed to positive returns. The Fund’s performance was negatively impacted by stock selection within energy.

Over the course of the fiscal year, the Fund’s largest active positions within the stock selection strategy included sector overweights to information technology and health care; the Fund was underweight consumer discretionary and industrials.

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2017 AQR TM SMALL CAP MOMENTUM STYLE FUND
	1 Year	3 Year	5 Year	Since Inception	Date of Inception
Fund - Class I: ATSMX	21.02%	10.80%	13.37%	13.65%	1/27/2012
Fund - Class N: ATSNX	20.73%	10.59%	na	13.70%	12/17/2012
Fund - Class R6: QTSRX	21.11%	10.93%	na	8.49%	7/10/2014

Russell 2000® Total Return Index	20.74%

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 1.11%, 1.27% and 1.01%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2017

Shareholder Letter (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

AQR TM SMALL CAP MOMENTUM STYLE FUND VS. RUSSELL 2000® TOTAL RETURN INDEX VALUE OF $10,000 INVESTED ON 1/27/2012

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

AQR Funds	Annual Report	September 2017

Shareholder Letter (Unaudited)

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

Cliff Asness

Managing & Founding Principal

Andrea Frazzini

Principal

Jacques Friedman

Principal

Ronen Israel

Principal

Dear Shareholder:

The AQR TM International Momentum Style Fund (the “Fund”) invests in stocks of large and mid-cap non-U.S. companies with positive momentum. The Fund’s investment universe is comprised of approximately the top 85% of stocks by market capitalization of each of the major developed markets outside the U.S. The Fund is not actively managed to outperform a growth, value or core benchmark. Rather, it seeks to provide systematic exposure to stocks that share the common characteristic of positive momentum. The Fund employs a tax management strategy which considers the potential impact of taxes on investment return.

For the fiscal year ended September 30, 2017, the Fund’s Class I returned 14.49% while its benchmark, the MSCI Daily TR Net World Ex USA Index**, returned 18.73% over the period. The Fund’s underperformance was driven primarily by stock selection within sectors. In particular, stock selection within materials and within industrials contributed to negative returns. The Fund’s performance was positively impacted by stock selection within information technology.

Over the course of the fiscal year, the Fund’s largest active positions within the stock selection strategy included sector overweights to information technology and materials; the Fund was underweight health care and consumer staples. Notable active positions also included a country overweight to the United Kingdom and Canada and an underweight to Japan and Switzerland.

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2017 AQR TM INTERNATIONAL MOMENTUM STYLE FUND
	1 Year	3 Year	5 Year	Since Inception	Date of Inception
Fund - Class I: ATIMX	14.49%	3.66%	6.85%	7.53%	1/27/2012
Fund - Class N: ATNNX	14.23%	3.47%	na	5.92%	12/17/2012
Fund - Class R6: QTIRX	14.66%	3.78%	na	2.16%	7/10/2014

MSCI Daily TR Net World Ex USA Index**	18.73%

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 0.77%, 0.94% and 0.67%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2017

Shareholder Letter (Unaudited)

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

AQR TM INTERNATIONAL MOMENTUM STYLE FUND VS. MSCI DAILY TR NET WORLD EX USA INDEX** VALUE OF $10,000 INVESTED ON 1/27/2012

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

**	MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

AQR Funds	Annual Report	September 2017

Shareholder Letter (Unaudited)

AQR LARGE CAP DEFENSIVE STYLE FUND

Michele Aghassi

Principal

Andrea Frazzini

Principal

Jacques Friedman

Principal

Hoon Kim

Principal

Dear Shareholder:

The AQR Large Cap Defensive Style Fund (the “Fund”) pursues a defensive strategy in the U.S. market, meaning it seeks to participate in rising equity markets while mitigating downside risk in declining markets. To achieve this objective, the Fund invests in a broadly diversified set of large/mid-cap companies that we believe to be profitable, stable, low-risk businesses. Profitable and stable companies are identified through measures including profit margins, asset efficiency, leverage, and earnings variability. The Fund also favors lower beta stocks, which tend to be less sensitive to fluctuations in the overall economy and the stock market. We expect lower beta stocks to produce higher risk-adjusted returns than higher beta stocks over the long term.

For the fiscal year ended September 30, 2017, the Fund’s Class I returned 18.32% while its benchmark, the Russell 1000® Index Total Return, returned 18.54% over the period. The Fund’s underperformance was driven primarily by stock selection within financials and within consumer discretionary. The Fund’s performance was positively impacted by stock selection within sectors.

Over the course of the fiscal year, the Fund’s largest active positions within the stock selection strategy included sector overweights to consumer staples and utilities; the Fund was underweight information technology and energy.

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2017 AQR LARGE CAP DEFENSIVE STYLE FUND
	1 Year	3 Year	5 Year	Since Inception	Date of Inception
Fund - Class I: AUEIX	18.32%	13.76%	15.34%	15.32%	7/9/2012
Fund - Class N: AUENX	17.99%	13.49%	15.07%	15.04%	7/9/2012
Fund - Class R6: QUERX	18.43%	13.87%	na	13.34%	9/2/2014

Russell 1000® Index Total Return	18.54%

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 0.43%, 0.69% and 0.34%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2017

Shareholder Letter (Unaudited)

AQR LARGE CAP DEFENSIVE STYLE FUND

AQR LARGE CAP DEFENSIVE STYLE FUND VS. RUSSELL 1000® INDEX TOTAL RETURN VALUE OF $10,000 INVESTED ON 7/9/2012

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

AQR Funds	Annual Report	September 2017

Shareholder Letter (Unaudited)

AQR INTERNATIONAL DEFENSIVE STYLE FUND

Michele Aghassi

Principal

Andrea Frazzini

Principal

Jacques Friedman

Principal

Hoon Kim

Principal

Dear Shareholder:

The AQR International Defensive Style Fund (the “Fund”) pursues a defensive strategy in developed markets outside of the U.S., meaning it seeks to participate in rising equity markets while mitigating downside risk in declining markets. To achieve this objective, the Fund invests in a broadly diversified set of large/mid-cap companies that we believe to be profitable, stable, low-risk businesses. Profitable and stable companies are identified through measures including profit margins, asset efficiency, leverage, and earnings variability. The Fund also favors lower beta stocks, which tend to be less sensitive to fluctuations in the overall economy and the stock market. We expect lower beta stocks to produce higher risk-adjusted returns than higher beta stocks over the long term.

For the fiscal year ended September 30, 2017, the Fund’s Class I returned 11.29% while its benchmark, the MSCI Daily TR Net World Ex USA Index**, returned 18.73% over the period. The Fund’s underperformance was driven primarily by stock selection within sectors. In particular, stock selection within materials contributed to negative returns. The Fund’s performance was positively impacted by stock selection within information technology and within consumer staples.

Over the course of the fiscal year, the Fund’s largest active positions within the stock selection strategy included sector overweights to consumer staples and utilities; the Fund was underweight financials and energy. Notable active positions also included a country overweight to Japan and Canada and an underweight to the United Kingdom and Germany.

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2017 AQR INTERNATIONAL DEFENSIVE STYLE FUND
	1 Year	3 Year	5 Year	Since Inception	Date of Inception
Fund - Class I: ANDIX	11.29%	5.35%	7.03%	8.00%	7/9/2012
Fund - Class N: ANDNX	11.01%	5.08%	6.74%	7.73%	7/9/2012
Fund - Class R6: ANDRX	11.38%	5.46%	na	3.58%	9/2/2014

MSCI Daily TR Net World Ex USA Index**	18.73%

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 0.84%, 1.09% and 0.68%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2017

Shareholder Letter (Unaudited)

AQR INTERNATIONAL DEFENSIVE STYLE FUND

AQR INTERNATIONAL DEFENSIVE STYLE FUND VS. MSCI DAILY TR NET WORLD EX USA INDEX** VALUE OF $10,000 INVESTED ON 7/9/2012

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

**	MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

AQR Funds	Annual Report	September 2017

Shareholder Letter (Unaudited)

AQR EMERGING DEFENSIVE STYLE FUND

Michele Aghassi

Principal

Andrea Frazzini

Principal

Jacques Friedman

Principal

Hoon Kim

Principal

Dear Shareholder:

The AQR Emerging Defensive Style Fund (the “Fund”) pursues a defensive strategy in emerging markets, meaning it seeks to participate in rising equity markets while mitigating downside risk in declining markets. To achieve this objective, the Fund invests in a broadly diversified set of large/mid-cap companies that we believe to be profitable, stable, low-risk businesses. Profitable and stable companies are identified through measures including profit margins, asset efficiency, leverage, and earnings variability. The Fund also favors lower beta stocks, which tend to be less sensitive to fluctuations in the overall economy and the stock market. We expect lower beta stocks to produce higher risk-adjusted returns than higher beta stocks over the long term.

For the fiscal year ended September 30, 2017, the Fund’s Class I returned 9.17% while its benchmark, the MSCI Daily TR Net Emerging Markets Index**, returned 22.46% over the period. The Fund’s underperformance was driven primarily by stock selection within sectors. In particular, stock selection within information technology and within financials contributed to negative returns. The Fund’s performance was positively impacted by stock selection within health care and within energy.

Over the course of the fiscal year, the Fund’s largest active positions within the stock selection strategy included sector overweights to consumer staples (10.7%) and telecommunication services; the Fund was underweight information technology and financials. Notable active positions also included a country overweight to Malaysia and Thailand and an underweight to China and Russia.

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2017 AQR EMERGING DEFENSIVE STYLE FUND
	1 Year	3 Year	5 Year	Since Inception	Date of Inception
Fund - Class I: AZEIX	9.17%	-1.14%	-0.33%	0.59%	7/9/2012
Fund - Class N: AZENX	9.04%	-1.32%	-0.54%	0.38%	7/9/2012
Fund - Class R6: AZERX	9.40%	-1.04%	na	-3.05%	9/2/2014

MSCI Daily TR Net Emerging Markets Index**	22.46%

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 1.16%, 1.39% and 1.06%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2017

Shareholder Letter (Unaudited)

AQR EMERGING DEFENSIVE STYLE FUND

AQR EMERGING DEFENSIVE STYLE FUND VS. MSCI DAILY TR NET EMERGING MARKETS INDEX** VALUE OF $10,000 INVESTED ON 7/9/2012

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

**	MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

AQR Funds	Annual Report	September 2017

Shareholder Letter (Unaudited)

AQR GLOBAL EQUITY FUND

Cliff Asness

Managing & Founding Principal

John Liew

Founding Principal

Jacques Friedman

Principal

Ronen Israel

Principal

Michael Katz

Principal

Oktay Kurbanov

Principal

Dear Shareholder:

The AQR Global Equity Fund (the “Fund”) is actively managed, and it seeks to outperform its benchmark in three ways: by selecting stocks within each country and by using futures, forwards, and swap contracts to over-and under-weight countries and currencies relative to the benchmark.

For the fiscal year ended September 30, 2017, the Fund’s Class I returned 20.70% while its benchmark, the MSCI Daily TR Net World Index**, returned 18.17% over the period. The Fund’s outperformance was driven primarily by the stock selection strategy and the country selection strategy. In particular, stock selection within industrials and within energy contributed to positive returns. The Fund’s performance was negatively impacted by stock selection within consumer staples and within telecommunication services.

Over the course of the fiscal year, the Fund’s largest active positions within the stock selection strategy included sector overweights to industrials and materials; the Fund was underweight consumer staples and energy.

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2017 AQR GLOBAL EQUITY FUND PERFORMANCE SINCE COMMENCEMENT OF OPERATIONS AS A MUTUAL FUND
	1 Year	3 Year	5 Year	Since Inception	Date of Inception
Fund - Class I: AQGIX	20.70%	9.74%	12.85%	10.67%	12/31/2009
Fund - Class N: AQGNX	20.57%	9.49%	12.58%	10.37%	12/31/2009
Fund - Class R6: AQGRX	20.98%	9.93%	na	8.75%	1/08/2014

MSCI Daily TR Net World Index**	18.17%

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 0.88%, 1.14% and 0.78%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2017

Shareholder Letter (Unaudited)

AQR GLOBAL EQUITY FUND

AQR GLOBAL EQUITY FUND VS. MSCI DAILY TR NET WORLD INDEX** VALUE OF $10,000 INVESTED ON 12/31/2009

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2017 AQR GLOBAL EQUITY FUND PERFORMANCE SINCE INCEPTION OF PREDECESSOR LIMITED PARTNERSHIP
	1 Year	3 Year	5 Year	10 Year	Since Inception	Date of Inception
Fund - Class I: AQGIX	20.70%	9.74%	12.85%	4.83%	6.22%	6/30/2006
Fund - Class N: AQGNX	20.57%	9.49%	12.58%	4.53%	5.91%	6/30/2006
Fund - Class R6: AQGRX	20.98%	9.93%	na	na	8.75%	1/08/2014

MSCI Daily TR Net World Index**	18.17%

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 0.88%, 1.14% and 0.78, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2017

Shareholder Letter (Unaudited)

AQR GLOBAL EQUITY FUND

AQR GLOBAL EQUITY FUND VS. MSCI DAILY TR NET WORLD INDEX** VALUE OF $10,000 INVESTED ON 6/30/2006

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

**	MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

AQR Funds	Annual Report	September 2017

Shareholder Letter (Unaudited)

AQR INTERNATIONAL EQUITY FUND

Cliff Asness

Managing & Founding Principal

John Liew

Founding Principal

Jacques Friedman

Principal

Ronen Israel

Principal

Michael Katz

Principal

Oktay Kurbanov

Principal

Dear Shareholder:

The AQR International Equity Fund (the “Fund”) is actively managed, and it seeks to outperform its benchmark in three ways: by selecting stocks within each country and by using futures, forwards, and swap contracts to over-and under-weight countries and currencies relative to the benchmark.

For the fiscal year ended September 30, 2017, the Fund’s Class I returned 19.96% while its benchmark, the MSCI Daily TR Net EAFE Index**, returned 19.10% over the period. The Fund’s outperformance was driven primarily by the country selection strategy and the stock selection strategy. In particular, stock selection within consumer discretionary and within industrials contributed to positive returns. The Fund’s performance was negatively impacted by stock selection within financials and within energy.

Over the course of the fiscal year, the Fund’s largest active positions within the stock selection strategy included sector overweights to materials and information technology; the Fund was underweight consumer staples and telecommunication services.

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2017 AQR INTERNATIONAL EQUITY FUND PERFORMANCE SINCE COMMENCEMENT OF OPERATIONS AS A MUTUAL FUND
	1 Year	3 Year	5 Year	Since Inception	Date of Inception
Fund - Class I: AQIIX	19.96%	7.69%	10.12%	7.09%	9/29/2009
Fund - Class N: AQINX	19.68%	7.43%	9.79%	6.79%	9/29/2009
Fund - Class R6: AQIRX	20.20%	7.86%	na	5.03%	1/08/2014

MSCI Daily TR Net EAFE Index**	19.10%

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 0.93%, 1.18% and 0.83%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2017

Shareholder Letter (Unaudited)

AQR INTERNATIONAL EQUITY FUND

AQR INTERNATIONAL EQUITY FUND VS. MSCI DAILY TR NET EAFE INDEX** VALUE OF $10,000 INVESTED ON 9/29/2009

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2017 AQR INTERNATIONAL EQUITY FUND PERFORMANCE SINCE INCEPTION OF PREDECESSOR LIMITED PARTNERSHIP
	1 Year	3 Year	5 Year	10 Year	Since Inception	Date of Inception
Fund - Class I: AQIIX	19.96%	7.69%	10.12%	1.90%	6.68%	7/31/2004
Fund - Class N: AQINX	19.68%	7.43%	9.79%	1.60%	6.35%	7/31/2004
Fund - Class R6: AQIRX	20.20%	7.86%	na	na	5.03%	1/08/2014

MSCI Daily TR Net EAFE Index**	19.10%

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 0.93%, 1.18% and 0.83%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2017

Shareholder Letter (Unaudited)

AQR INTERNATIONAL EQUITY FUND

AQR INTERNATIONAL EQUITY FUND VS. MSCI DAILY TR NET EAFE INDEX** VALUE OF $10,000 INVESTED ON 7/31/2004

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

**	MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

AQR Funds	Annual Report	September 2017

Shareholder Letter (Unaudited)

AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND

Michele Aghassi

Principal

Andrea Frazzini

Principal

Jacques Friedman

Principal

Hoon Kim

Principal

Dear Shareholder:

Using a systematic, multi-factor investment research process, the AQR Large Cap Relaxed Constraint Equity Fund (the “Fund”) develops a ranking of every stock in the investable universe. Based on these rankings, the Fund over- and underweights securities, industries, and sectors relative to its benchmark index. “Relaxed Constraint” reflects the Fund’s ability to take long and short positions in the equity securities in which it invests. The Fund invests approximately 130% of the portfolio’s assets long, and 30% short, targeting 100% net exposure to the market.

Selling securities short allows the Fund to reflect to a greater extent, compared to a long-only approach, the Fund’s views on securities it expects to underperform. Reinvesting the short sale proceeds allows the Fund to take additional long positions, increasing the portfolio’s exposure to securities the Manager expects to outperform.

For the fiscal year ended September 30, 2017, the Fund returned 13.00% while its benchmark, the Russell 1000® Index, returned 16.31% over the period. The Fund’s underperformance was driven primarily by stock selection within sectors. In particular, stock selection within information technology and within energy led to negative returns.

Over the course of the fiscal year, the Fund’s largest active positions within the stock selection strategy included sector overweights to industrials and financials; the Fund was underweight health care and consumer staples.

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2017 AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND
	Since Inception	Date of Inception
Fund - Class I: QLRIX	13.00%	12/14/2016
Fund - Class N: QLRNX	12.70%	12/14/2016
Fund - Class R6: QLRRX	13.00%	12/14/2016

Russell 1000® Index Total Return	16.31%

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 1.65%, 1.90% and 1.55%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2017

Shareholder Letter (Unaudited)

AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND

AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND VS. RUSSELL 1000® TR INDEX VALUE OF $10,000 INVESTED ON 12/14/2016

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

AQR Funds	Annual Report	September 2017

Shareholder Letter (Unaudited)

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

Michele Aghassi

Principal

Andrea Frazzini

Principal

Jacques Friedman

Principal

Hoon Kim

Principal

Dear Shareholder:

Using a systematic, multi-factor investment research process, the AQR Small Cap Relaxed Constraint Equity Fund (the “Fund”) develops a ranking of every stock in the investable universe. Based on these rankings, the Fund over- and underweights securities, industries, and sectors relative to its benchmark index. “Relaxed Constraint” reflects the Fund’s ability to take long and short positions in the equity securities in which it invests. The Fund invests approximately 130% of the portfolio’s assets long, and 30% short, targeting 100% net exposure to the market.

Selling securities short allows the Fund to reflect to a greater extent, compared to a long-only approach, the Fund’s views on securities it expects to underperform. Reinvesting the short sale proceeds allows the Fund to take additional long positions, increasing the portfolio’s exposure to securities the Manager expects to outperform.

For the fiscal year ended September 30, 2017, the Fund’s Class I returned 3.50% while its benchmark, the Russell 2000® Index, returned 14.05% over the period. The Fund’s underperformance was driven primarily by stock selection within sectors. In particular, stock selection within consumer discretionary and within information technology contributed to negative returns. The Fund’s performance was positively impacted by stock selection within health care and within energy.

Over the course of the fiscal year, the Fund’s largest active positions within the stock selection strategy included sector overweights to industrials and financials; the Fund was underweight health care and real estate.

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2017 AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND
	Since Inception	Date of Inception
Fund - Class I: QSRIX	3.50%	12/14/2016
Fund - Class N: QSRNX	3.20%	12/14/2016
Fund - Class R6: QSRRX	3.50%	12/14/2016

Russell 2000® Total Return Index	14.05%

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 1.52%, 1.77% and 1.42%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2017

Shareholder Letter (Unaudited)

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND VS. RUSSELL 2000® INDEX VALUE OF $10,000 INVESTED ON 12/14/2016

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

AQR Funds	Annual Report	September 2017

Shareholder Letter (Unaudited)

AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND

Michele Aghassi

Principal

Andrea Frazzini

Principal

Jacques Friedman

Principal

Hoon Kim

Principal

Dear Shareholder:

Using a systematic, multi-factor investment research process, the AQR International Relaxed Constraint Equity Fund (the “Fund”) develops a ranking of every stock in the investable universe. Based on these rankings, the Fund over- and underweights securities, industries, and sectors relative to its benchmark index. “Relaxed Constraint” reflects the Fund’s ability to take long and short positions in the equity securities in which it invests. The Fund invests approximately 130% of the portfolio’s assets long, and 30% short, targeting 100% net exposure to the market.

Selling securities short allows the Fund to reflect to a greater extent, compared to a long-only approach, the Fund’s views on securities it expects to underperform. Reinvesting the short sale proceeds allows the Fund to take additional long positions, increasing the portfolio’s exposure to securities the Manager expects to outperform.

For the fiscal year ended September 30, 2017, the Fund’s Class I returned 27.60% while its benchmark, the MSCI EAFE Index**, returned 24.95% over the period. The Fund’s outperformance was driven primarily by stock selection within sectors. In particular, stock selection within health care contributed to positive returns. The Fund’s performance was negatively impacted by stock selection within telecommunication services and within consumer staples.

Over the course of the fiscal year, the Fund’s largest active positions within the stock selection strategy included sector overweights to information technology and industrials; the Fund was underweight consumer staples and telecommunication services. Notable active positions also included a country overweight to Germany and an underweight to Japan and Israel.

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2017 AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND
	Since Inception	Date of Inception
Fund - Class I: QIRIX	27.60%	12/14/2016
Fund - Class N: QIRNX	27.30%	12/14/2016
Fund - Class R6: QIRRX	27.70%	12/14/2016

MSCI Daily TR Net EAFE Index**	24.95%

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 1.86%, 2.11% and 1.76%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2017

Shareholder Letter (Unaudited)

AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND

AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND VS. MSCI EAFE INDEX VALUE OF $10,000 INVESTED ON 12/14/2016

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

**	MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

AQR Funds	Annual Report	September 2017

Shareholder Letter (Unaudited)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

Michele Aghassi

Principal

Andrea Frazzini

Principal

Jacques Friedman

Principal

Hoon Kim

Principal

Dear Shareholder:

Using a systematic, multi-factor investment research process, the AQR Emerging Relaxed Constraint Equity Fund (the “Fund”) develops a ranking of every stock in the investable universe. Based on these rankings, the Fund over- and underweights securities, industries, and sectors relative to its benchmark index. “Relaxed Constraint” reflects the Fund’s ability to take long and short positions in the equity securities in which it invests. The Fund invests approximately 130% of the portfolio’s assets long, and 30% short, targeting 100% net exposure to the market.

Selling securities short allows the Fund to reflect to a greater extent, compared to a long-only approach, the Fund’s views on securities it expects to underperform. Reinvesting the short sale proceeds allows the Fund to take additional long positions, increasing the portfolio’s exposure to securities the Manager expects to outperform.

For the fiscal year ended September 30, 2017, the Fund’s Class I returned 26.90% while its benchmark, MSCI Emerging Markets Index**, returned 28.06% over the period. The Fund’s underperformance was driven primarily by the stock selection strategy within sectors. In particular, stock selection within information technology and within health care contributed to negative returns. The Fund’s performance was positively impacted by stock selection within materials and within energy.

Over the course of the fiscal year, the Fund’s largest active positions within the stock selection strategy included sector overweights to materials and information technology; the Fund was underweight consumer staples and consumer discretionary. Notable active positions also included a country overweight to Chile and an underweight to the United Arab Emirates.

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/2017 AQR EMERGING RELAXED CONSTRAINT EQUITY FUND
	Since Inception	Date of Inception
Fund - Class I: QERIX	26.90%	12/14/2016
Fund - Class N: QERNX	26.60%	12/14/2016
Fund - Class R6: QERRX	27.00%	12/14/2016

MSCI Daily TR Net Emerging Market Index**	28.06%

Past performance does not guarantee future results. Investment results and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. As of the latest prospectus, the gross expense ratio for the Fund’s Class I/N/R6 shares are 1.30%, 1.55% and 1.20%, respectively. Call 1-866-290-2688 or visit www.aqrfunds.com for current month-end performance.

AQR Funds	Annual Report	September 2017

Shareholder Letter (Unaudited)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND VS. MSCI EMERGING MARKETS INDEX VALUE OF $10,000 INVESTED ON 12/14/2016

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the past ten years (or since inception if shorter). Performance data quoted represents past performance and does not guarantee future results. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

**	MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

AQR Funds	Annual Report	September 2017

Shareholder Letter (Unaudited)

DEFINITIONS:

Beta: is a measure of volatility of a security or portfolio in comparison to an index or the market as a whole. A beta of 1.0 means the security or portfolio will generally move in tandem with the index or market it is being compared to. A beta greater than 1.0 means the security or portfolio will be more volatile and a beta less than 1.0 means the security or portfolio will be less volatile than the index or market it is being compared to.

Correlation: is computed into what is known as the correlation coefficient, which ranges between -1 and +1. Perfect positive correlation (+1) implies that as one security moves, either up or down, the other security will move in lockstep, in the same direction. Alternatively, perfect negative correlation (-1) means that if one security moves in either direction the security that is perfectly negatively correlated will move in the opposite direction. If the correlation is 0, the movements of the securities are said to have no correlation; they are completely random.

Credit: This strategy purchases attractively priced securities on a hedged basis, typically around event induced capital flows.

Excess Returns: Returns in excess of a Fund’s benchmark.

Industry-Neutral: An industry-neutral bet overweights stocks within an industry versus other stocks within the same industry.

Macroeconomics: is focused on the movement and trends of the whole economy as a whole, including changes such as unemployment, national income, rate of growth, GDP, inflation and price levels.

Momentum: An investment style wherein an asset is deemed to have positive momentum if it has performed well in the past relative to other assets in the same universe.

Profitability: An investment style wherein an asset as certain identifiable characteristics including, profit margin, asset efficiency, leverage and earnings variability.

The MSCI Daily TR Net EAFE Index**: is a free float-adjusted market capitalization index that is designed to measure the performance of equities in developed markets, excluding the United States and Canada. Indexes are unmanaged and one cannot invest directly in an index.

The MSCI Daily TR Net Emerging Markets Index**: is a free float-adjusted market capitalization index that is designed to measure the performance of equities in 23 global emerging markets. Indexes are unmanaged and one cannot invest directly in an index.

The MSCI Daily TR Net World Ex USA Index**: captures large and mid cap securities exhibiting overall growth style characteristics across 22 Developed Markets countries and 23 Emerging Markets countries. The growth investment style characteristics for index construction are defined using five variables: long-term forward EPS growth rate, short-term forward EPS growth rate, current internal growth rate and long-term historical EPS growth trend and long-term historical sales per share growth trend. Indexes are unmanaged and one cannot invest directly in an index.

The MSCI Daily TR Net World Index**: is a free float-adjusted market capitalization index that is designed to measure the performance of equities in developed markets, including the United States and Canada. Indexes are unmanaged and one cannot invest directly in an index.

The Russell 1000® Index Total Return: measures the performance of the large and mid-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000® Index Total Return represents approximately 90% of the U.S. market. Indexes are unmanaged and one cannot invest directly in an index.

The Russell 2000® Total Return Index: measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Total Return Index is a subset of the Russell 3000® Index representing approximately 8% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. Indexes are unmanaged and one cannot invest directly in an index.

AQR Funds	Annual Report	September 2017

Shareholder Letter (Unaudited)

Tracking Error: A measure of how closely a portfolio follows the index to which it is benchmarked. It measures the standard deviation of the difference between the portfolio and index returns.

Volatility: is a statistical measurement of up and down asset price fluctuations over time. If an asset has rapid dramatic price swings, its “volatility” will likely be relatively high. If prices are consistent and rarely change, “volatility” of that asset will likely be relatively low. “Volatility” can be measured as the standard deviation of an asset with a specific time horizon. It is often used to quantify the risk of such asset over a time period, typically expressed in annualized terms.

**	MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR LARGE CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 97.0%

Aerospace & Defense - 4.7%
Boeing Co. (The)	114,280	$29,051,119
General Dynamics Corp.	4,681	962,320
Huntington Ingalls Industries, Inc.	53,274	12,063,365
Northrop Grumman Corp.	26,078	7,503,162
Raytheon Co.	97,287	18,151,808
Spirit AeroSystems Holdings, Inc., Class A	188,249	14,630,712

		82,362,486

Air Freight & Logistics - 0.4%
FedEx Corp.	28,222	6,366,319

Airlines - 1.9%
Copa Holdings SA, Class A (Panama)	11,640	1,449,529
Delta Air Lines, Inc.	80,804	3,896,369
JetBlue Airways Corp.*	480,555	8,904,684
Southwest Airlines Co.	86,807	4,859,456
United Continental Holdings, Inc.*	227,033	13,821,769

		32,931,807

Auto Components - 0.6%
Lear Corp.	65,195	11,283,951

Automobiles - 0.7%
General Motors Co.	167,230	6,752,747
Thor Industries, Inc.	39,590	4,984,777

		11,737,524

Banks - 6.6%
Bank of America Corp.	454,952	11,528,484
Citigroup, Inc.	206,752	15,039,140
East West Bancorp, Inc.	14,895	890,423
JPMorgan Chase & Co.	394,743	37,701,904
M&T Bank Corp.	13,538	2,180,159
PNC Financial Services Group, Inc. (The)	93,068	12,542,774
SunTrust Banks, Inc.	134,928	8,064,647
US Bancorp	229,101	12,277,523
Wells Fargo & Co.	307,991	16,985,704

		117,210,758

Beverages - 0.8%
Constellation Brands, Inc., Class A	39,872	7,952,471
PepsiCo, Inc.	60,410	6,731,486

		14,683,957

Biotechnology - 3.0%
AbbVie, Inc.	33,244	2,954,062
Amgen, Inc.	14,816	2,762,443
Biogen, Inc.*	16,567	5,187,459
Bioverativ, Inc.*	8,283	472,711
Celgene Corp.*	41,657	6,074,424
Exelixis, Inc.*	403,492	9,776,611
Gilead Sciences, Inc.	164,167	13,300,810
United Therapeutics Corp.*	61,238	7,176,481
Vertex Pharmaceuticals, Inc.*	35,461	5,391,491

		53,096,492

INVESTMENTS	SHARES	VALUE
Building Products - 0.8%
Owens Corning	177,732	$13,747,570

Capital Markets - 1.3%
Bank of New York Mellon Corp. (The)	111,687	5,921,645
FactSet Research Systems, Inc.	9,436	1,699,518
Goldman Sachs Group, Inc. (The)	20,691	4,907,698
Morgan Stanley	13,276	639,505
S&P Global, Inc.	17,709	2,768,094
State Street Corp.	81,114	7,749,631

		23,686,091

Chemicals - 2.6%
Cabot Corp.	12,817	715,189
Chemours Co. (The)	215,052	10,883,782
DowDuPont, Inc.	40,723	2,819,253
Huntsman Corp.	72,620	1,991,240
LyondellBasell Industries NV, Class A	262,020	25,953,081
Monsanto Co.	28,162	3,374,371

		45,736,916

Commercial Services & Supplies - 0.4%
Cintas Corp.	18,464	2,663,986
Republic Services, Inc.	13,617	899,539
Rollins, Inc.	16,121	743,823
Waste Management, Inc.	33,664	2,634,881

		6,942,229

Communications Equipment - 1.2%
Brocade Communications Systems, Inc.	34,368	410,698
Cisco Systems, Inc.	492,845	16,574,377
Juniper Networks, Inc.	154,641	4,303,659

		21,288,734

Consumer Finance - 0.1%
Discover Financial Services	35,549	2,292,200

Distributors - 0.1%
LKQ Corp.*	30,523	1,098,523

Diversified Consumer Services - 0.3%
Graham Holdings Co., Class B	1,454	850,735
H&R Block, Inc.	159,937	4,235,132

		5,085,867

Diversified Financial Services - 1.4%
Berkshire Hathaway, Inc., Class B*	131,492	24,105,113

Diversified Telecommunication Services - 0.8%
AT&T, Inc.	380,240	14,894,001

Electric Utilities - 2.8%
Edison International	15,877	1,225,228
Eversource Energy	38,708	2,339,512
Exelon Corp.	375,676	14,151,715
Great Plains Energy, Inc.	41,596	1,260,359
Hawaiian Electric Industries, Inc.	24,525	818,399
NextEra Energy, Inc.	25,426	3,726,180
PG&E Corp.	250,799	17,076,904
Pinnacle West Capital Corp.	80,348	6,794,227

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR LARGE CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Electric Utilities - 2.8% (continued)
Xcel Energy, Inc.	27,806	$1,315,780

		48,708,304

Electronic Equipment, Instruments & Components - 0.5%
Corning, Inc.	259,570	7,766,334
Jabil, Inc.	31,871	909,917

		8,676,251

Energy Equipment & Services - 0.1%
Baker Hughes a GE Co.	30,914	1,132,071
Oceaneering International, Inc.	31,976	840,009
RPC, Inc. (a)	24,057	596,373

		2,568,453

Equity Real Estate Investment Trusts (REITs) - 3.0%
American Tower Corp.	31,544	4,311,434
AvalonBay Communities, Inc.	10,236	1,826,307
Boston Properties, Inc.	11,170	1,372,570
Crown Castle International Corp.	20,620	2,061,588
Digital Realty Trust, Inc.	58,944	6,974,844
Equinix, Inc.	7,311	3,262,899
Equity Residential	45,227	2,981,816
Essex Property Trust, Inc.	2,826	717,889
GGP, Inc.	80,952	1,681,373
HCP, Inc.	74,734	2,079,847
Host Hotels & Resorts, Inc.	97,937	1,810,855
Prologis, Inc.	38,097	2,417,636
Public Storage	23,955	5,126,130
Realty Income Corp.	46,031	2,632,513
Simon Property Group, Inc.	28,970	4,664,460
Ventas, Inc.	65,952	4,295,454
Vornado Realty Trust	12,491	960,308
Welltower, Inc.	27,691	1,946,123
Weyerhaeuser Co.	75,677	2,575,288

		53,699,334

Food & Staples Retailing - 2.2%
Costco Wholesale Corp.	7,308	1,200,631
CVS Health Corp.	78,291	6,366,624
Wal-Mart Stores, Inc.	405,474	31,683,739

		39,250,994

Food Products - 1.8%
Archer-Daniels-Midland Co.	148,439	6,310,142
Bunge Ltd.	9,706	674,179
Conagra Brands, Inc.	115,473	3,896,059
Flowers Foods, Inc.	77,842	1,464,208
Ingredion, Inc.	58,127	7,012,441
Pilgrim’s Pride Corp. *	292,253	8,302,908
Tyson Foods, Inc., Class A	58,377	4,112,659

		31,772,596

Health Care Equipment & Supplies - 0.6%
Baxter International, Inc.	143,507	9,005,064
Varian Medical Systems, Inc. *	9,117	912,247

		9,917,311

Health Care Providers & Services - 4.9%
Anthem, Inc.	90,282	17,142,746
Centene Corp. *	84,743	8,200,580

INVESTMENTS	SHARES	VALUE
Health Care Providers & Services - 4.9% (continued)
Cigna Corp.	14,323	$2,677,542
Express Scripts Holding Co. *	88,742	5,619,143
Humana, Inc.	60,450	14,727,434
McKesson Corp.	32,317	4,964,214
UnitedHealth Group, Inc.	98,735	19,337,250
WellCare Health Plans, Inc. *	82,993	14,253,218

		86,922,127

Hotels, Restaurants & Leisure - 2.6%
Carnival Corp.	185,768	11,995,040
Darden Restaurants, Inc.	196,325	15,466,483
Las Vegas Sands Corp.	30,572	1,961,500
McDonald’s Corp.	16,798	2,631,911
Royal Caribbean Cruises Ltd.	106,078	12,574,486
Wyndham Worldwide Corp.	8,200	864,362

		45,493,782

Household Durables - 0.6%
DR Horton, Inc.	67,255	2,685,492
NVR, Inc. *	1,296	3,700,080
PulteGroup, Inc.	132,554	3,622,701
Toll Brothers, Inc.	37,692	1,563,087

		11,571,360

Household Products - 1.4%
Procter & Gamble Co. (The)	265,550	24,159,739

Industrial Conglomerates - 0.1%
3M Co.	5,269	1,105,963

Insurance - 6.4%
Aflac, Inc.	119,729	9,744,743
Allstate Corp. (The)	224,653	20,647,857
American Financial Group, Inc.	92,559	9,575,229
Assured Guaranty Ltd.	212,201	8,010,588
Chubb Ltd.	34,239	4,880,769
CNA Financial Corp.	47,370	2,380,343
Everest Re Group Ltd.	87,275	19,932,737
First American Financial Corp.	26,485	1,323,455
Lincoln National Corp.	84,912	6,239,334
Progressive Corp. (The)	13,035	631,155
Prudential Financial, Inc.	34,140	3,629,765
Reinsurance Group of America, Inc.	73,148	10,206,340
Travelers Cos., Inc. (The)	115,307	14,127,414
Unum Group	29,505	1,508,591
WR Berkley Corp.	8,660	577,968

		113,416,288

Internet & Direct Marketing Retail - 1.4%
Amazon.com, Inc. *	20,686	19,886,486
Liberty Interactive Corp. QVC Group, Class A *	61,705	1,454,387
Netflix, Inc. *	15,625	2,833,594
Priceline Group, Inc. (The) *	613	1,122,292

		25,296,759

Internet Software & Services - 5.7%
Akamai Technologies, Inc. *	69,783	3,399,828
Alphabet, Inc., Class A *	25,625	24,951,575
Alphabet, Inc., Class C *	21,385	20,510,567

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR LARGE CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Internet Software & Services - 5.7% (continued)
eBay, Inc. *	494,571	$19,021,201
Facebook, Inc., Class A *	164,116	28,042,501
IAC/InterActiveCorp *	46,459	5,462,649

		101,388,321

IT Services - 1.9%
Accenture plc, Class A	54,344	7,340,244
Amdocs Ltd.	28,015	1,801,925
Booz Allen Hamilton Holding Corp.	106,917	3,997,627
Cognizant Technology Solutions Corp., Class A	20,753	1,505,422
Fiserv, Inc. *	21,651	2,792,113
International Business Machines Corp.	64,916	9,418,013
Visa, Inc., Class A	59,121	6,221,894

		33,077,238

Life Sciences Tools & Services - 0.1%
Charles River Laboratories International, Inc. *	17,876	1,930,966

Machinery - 1.8%
Caterpillar, Inc.	9,922	1,237,372
Cummins, Inc.	52,103	8,754,867
Deere & Co.	45,474	5,711,080
Ingersoll-Rand plc	23,061	2,056,349
Oshkosh Corp.	164,242	13,556,535
Trinity Industries, Inc.	24,673	787,069

		32,103,272

Media - 2.1%
Cable One, Inc.	1,970	1,422,576
Comcast Corp., Class A	388,563	14,951,904
John Wiley & Sons, Inc., Class A	12,594	673,779
Time Warner, Inc.	54,921	5,626,657
Walt Disney Co. (The)	143,797	14,174,070

		36,848,986

Metals & Mining - 0.3%
Newmont Mining Corp.	34,694	1,301,372
Royal Gold, Inc.	4,696	404,044
Steel Dynamics, Inc.	124,402	4,288,137

		5,993,553

Mortgage Real Estate Investment Trusts (REITs) - 0.1%
Annaly Capital Management, Inc.	204,172	2,488,857

Multiline Retail - 0.8%
Kohl’s Corp.	158,260	7,224,569
Target Corp.	119,835	7,071,463

		14,296,032

Multi-Utilities - 2.2%
Ameren Corp.	265,955	15,382,837
Consolidated Edison, Inc.	154,507	12,465,625
DTE Energy Co.	83,223	8,934,821
Public Service Enterprise Group, Inc.	28,658	1,325,433

		38,108,716

Oil, Gas & Consumable Fuels - 1.3%
Devon Energy Corp.	27,240	999,980

INVESTMENTS	SHARES	VALUE
Oil, Gas & Consumable Fuels - 1.3% (continued)
Exxon Mobil Corp.	21,584	$1,769,456
Marathon Petroleum Corp.	94,020	5,272,642
Murphy Oil Corp.	27,815	738,767
Pioneer Natural Resources Co.	10,426	1,538,252
Valero Energy Corp.	154,172	11,860,452

		22,179,549

Pharmaceuticals - 2.9%
Johnson & Johnson	197,339	25,656,043
Merck & Co., Inc.	167,080	10,698,132
Pfizer, Inc.	417,658	14,910,391

		51,264,566

Professional Services - 0.3%
ManpowerGroup, Inc.	45,526	5,363,873

Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A *	18,438	698,431
Jones Lang LaSalle, Inc.	2,862	353,457

		1,051,888

Road & Rail - 0.6%
CSX Corp.	28,099	1,524,652
Norfolk Southern Corp.	16,325	2,158,818
Union Pacific Corp.	53,306	6,181,897

		9,865,367

Semiconductors & Semiconductor Equipment - 6.4%
Applied Materials, Inc.	264,858	13,796,453
Intel Corp.	649,920	24,748,954
Lam Research Corp.	75,338	13,940,543
Micron Technology, Inc. *	753,707	29,643,296
NVIDIA Corp.	36,658	6,553,351
ON Semiconductor Corp. *	260,091	4,803,881
Skyworks Solutions, Inc.	89,710	9,141,449
Texas Instruments, Inc.	113,603	10,183,373

		112,811,300

Software - 4.0%
Activision Blizzard, Inc.	182,309	11,760,753
Cadence Design Systems, Inc. *	19,993	789,124
Electronic Arts, Inc. *	61,548	7,266,357
Microsoft Corp.	494,189	36,812,138
Oracle Corp.	88,414	4,274,817
VMware, Inc., Class A *(a)	98,225	10,725,188

		71,628,377

Specialty Retail - 3.4%
Best Buy Co., Inc.	369,114	21,024,733
Burlington Stores, Inc. *	28,491	2,719,751
Dick’s Sporting Goods, Inc.	44,501	1,201,972
Foot Locker, Inc.	83,664	2,946,646
Gap, Inc. (The)	150,684	4,449,699
Home Depot, Inc. (The)	83,322	13,628,146
Lowe’s Cos., Inc.	25,933	2,073,084
Murphy USA, Inc. *	9,493	655,017
Ross Stores, Inc.	61,057	3,942,451
TJX Cos., Inc. (The)	39,333	2,900,022
Williams-Sonoma, Inc.	94,638	4,718,651

		60,260,172

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR LARGE CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Technology Hardware, Storage & Peripherals - 5.2%
Apple, Inc.	417,213	$64,300,867
HP, Inc.	263,173	5,252,933
NetApp, Inc.	58,440	2,557,334
Western Digital Corp.	223,585	19,317,744

		91,428,878

Textiles, Apparel & Luxury Goods - 0.3%
Michael Kors Holdings Ltd. *	89,611	4,287,887
Skechers U.S.A., Inc., Class A *	51,824	1,300,264

		5,588,151

Thrifts & Mortgage Finance - 0.0% (b)
New York Community Bancorp, Inc.	31,509	406,151

Tobacco - 1.1%
Altria Group, Inc.	127,125	8,062,267
Philip Morris International, Inc.	100,862	11,196,691

		19,258,958

Trading Companies & Distributors - 0.2%
United Rentals, Inc. *	27,225	3,777,196

Transportation Infrastructure - 0.1%
Macquarie Infrastructure Corp.	14,016	1,011,675

TOTAL COMMON STOCKS (Cost $1,388,198,200)		1,713,241,841

SHORT-TERM INVESTMENT - 2.9%

Investment Company - 2.9%
Limited Purpose Cash Investment Fund, 0.97% (2)(c)
(Cost $51,105,407)	51,110,518	51,105,407

SECURITIES LENDING COLLATERAL - 0.6%

Investment Companies - 0.6%
Investments in a Pooled Account through Securities Lending Program with Citibank NA
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.91% (2)(c)(d)	1,619,578	1,619,578
UBS Asset Management Americas, Inc. 1.10% (2)(c)(d)	7,528,331	7,528,331
1.16% (2)(c)(d)	1,254,722	1,254,722

TOTAL SECURITIES LENDING COLLATERAL (Cost $10,402,631)		10,402,631

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 100.5% (Cost $1,449,706,238)		1,774,749,879

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)% (e)		(8,704,072)

NET ASSETS - 100.0%		$1,766,045,807

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$228,561,107	12.9%
Consumer Staples	129,126,244	7.3
Energy	24,748,002	1.4
Financials	283,605,458	16.1
Health Care	203,131,462	11.5
Industrials	195,577,758	11.1
Information Technology	440,299,100	25.0
Materials	51,730,468	2.9
Real Estate	54,751,222	3.1
Telecommunication Services	14,894,001	0.8
Utilities	86,817,019	4.9
Short-Term Investment	51,105,407	2.9
Securities Lending Collateral	10,402,631	0.6

Total Investments In Securities At Value	1,774,749,879	100.5
Liabilities in Excess of Other Assets (e)	(8,704,072)	(0.5)

Net Assets	$1,766,045,807	100.0%

All securities are United States companies, unless noted otherwise in parentheses.

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2017. The total value of securities on loan at September 30, 2017 was $10,184,606.
(b)	Represents less than 0.05% of net assets.
(c)	Represents 7-day effective yield as of September 30, 2017.
(d)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(e)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR LARGE CAP MULTI-STYLE FUND

Futures contracts outstanding as of September 30, 2017:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index	237	12/2017	USD	$29,815,785	$464,951

					$464,951

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at September 30, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
GSCO
Cash	$—	$700,894	$700,894

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 96.6%

Aerospace & Defense - 1.3%
Curtiss-Wright Corp.	21,437	$2,241,024
DigitalGlobe, Inc. *	23,843	840,466
Ducommun, Inc. *	9,749	312,455
Esterline Technologies Corp. *	15,928	1,435,909
Moog, Inc., Class A *	20,096	1,676,609
National Presto Industries, Inc.	9,582	1,020,004
Triumph Group, Inc.	11,060	329,035
Vectrus, Inc. *	69,684	2,149,055

		10,004,557

Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. *	37,962	923,995
Atlas Air Worldwide Holdings, Inc. *	5,702	375,192
Hub Group, Inc., Class A *	19,920	855,564

		2,154,751

Airlines - 0.4%
Allegiant Travel Co.	5,157	679,177
Hawaiian Holdings, Inc. *	18,265	685,851
SkyWest, Inc.	36,908	1,620,261

		2,985,289

Auto Components - 4.1%
American Axle & Manufacturing Holdings, Inc. *	234,554	4,123,459
Cooper Tire & Rubber Co. (a)	123,462	4,617,479
Cooper-Standard Holdings, Inc. *	56,656	6,570,396
Dana, Inc.	209,501	5,857,648
Dorman Products, Inc. *	25,667	1,838,271
LCI Industries	33,188	3,844,830
Standard Motor Products, Inc.	4,963	239,465
Stoneridge, Inc. *	75,842	1,502,430
Superior Industries International, Inc.	18,522	308,391
Tenneco, Inc.	45,050	2,733,184
Tower International, Inc.	25,947	705,758

		32,341,311

Automobiles - 0.1%
Winnebago Industries, Inc.	21,124	945,299

Banks - 7.7%
1st Source Corp.	12,341	626,923
Ameris Bancorp	13,565	651,120
BancorpSouth, Inc.	16,434	526,710
Brookline Bancorp, Inc.	68,576	1,062,928
Cathay General Bancorp	30,589	1,229,678
CenterState Bank Corp.	45,102	1,208,734
City Holding Co.	5,517	396,727
Community Bank System, Inc.	4,534	250,503
Community Trust Bancorp, Inc.	6,366	296,019
Customers Bancorp, Inc. *	47,060	1,535,097
Eagle Bancorp, Inc. *	8,567	574,417
Enterprise Financial Services Corp.	29,209	1,237,001
FCB Financial Holdings, Inc., Class A *	5,256	253,865
Fidelity Southern Corp.	34,506	815,722
First Bancorp *	197,042	1,008,855
First Busey Corp.	10,793	338,468
First Citizens BancShares, Inc., Class A	7,518	2,810,905

INVESTMENTS	SHARES	VALUE
Banks - 7.7% (continued)
First Commonwealth Financial Corp.	20,485	$289,453
First Financial Bancorp	50,378	1,317,385
First Financial Corp.	5,448	259,325
First Interstate BancSystem, Inc., Class A	54,005	2,065,691
First Merchants Corp.	53,707	2,305,642
Flushing Financial Corp.	14,191	421,757
Fulton Financial Corp.	98,410	1,845,188
Great Southern Bancorp, Inc.	12,259	682,213
Great Western Bancorp, Inc.	119,922	4,950,380
Hancock Holding Co.	73,444	3,558,362
Hanmi Financial Corp.	32,421	1,003,430
Heartland Financial USA, Inc.	30,526	1,507,984
Heritage Financial Corp.	15,782	465,569
Hilltop Holdings, Inc.	53,591	1,393,366
Home BancShares, Inc.	24,680	622,430
Hope Bancorp, Inc.	43,833	776,282
IBERIABANK Corp.	5,480	450,182
International Bancshares Corp.	64,947	2,604,375
LegacyTexas Financial Group, Inc.	48,669	1,942,866
MB Financial, Inc.	23,805	1,071,701
Midland States Bancorp, Inc.	11,069	350,666
NBT Bancorp, Inc.	31,465	1,155,395
Old National Bancorp	17,158	313,991
Preferred Bank	14,946	901,991
Renasant Corp.	24,309	1,042,856
S&T Bancorp, Inc.	7,320	289,726
Sandy Spring Bancorp, Inc.	19,049	789,391
ServisFirst Bancshares, Inc.	71,288	2,769,539
Simmons First National Corp., Class A	7,766	449,651
Stock Yards Bancorp, Inc.	7,609	289,142
Texas Capital Bancshares, Inc. *	19,062	1,635,520
Tompkins Financial Corp.	2,852	245,671
Towne Bank	9,351	313,259
TriCo Bancshares	11,642	474,411
Trustmark Corp.	43,983	1,456,717
UMB Financial Corp.	5,831	434,351
Union Bankshares Corp.	19,508	688,632
Wintrust Financial Corp.	41,307	3,234,751

		61,192,913

Beverages - 1.1%
Boston Beer Co., Inc. (The), Class A *	1,621	253,200
Coca-Cola Bottling Co. Consolidated	8,964	1,933,983
MGP Ingredients, Inc. (a)	29,359	1,780,036
National Beverage Corp.	38,487	4,774,313

		8,741,532

Biotechnology - 5.8%
Acorda Therapeutics, Inc. *	15,860	375,089
AMAG Pharmaceuticals, Inc. *(a)	53,499	987,057
Amicus Therapeutics, Inc. *	61,340	925,007
Array BioPharma, Inc. *	62,800	772,440
Avexis, Inc. *	9,252	894,946
BioSpecifics Technologies Corp. *	15,957	742,320
Bluebird Bio, Inc. *	15,210	2,089,093
Blueprint Medicines Corp. *	12,175	848,232
Calithera Biosciences, Inc. *(a)	137,275	2,162,081
Clovis Oncology, Inc. *	15,212	1,253,469

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Biotechnology - 5.8% (continued)
Conatus Pharmaceuticals, Inc. *	111,308	$611,081
Eagle Pharmaceuticals, Inc. *(a)	67,709	4,038,165
Emergent BioSolutions, Inc. *	87,140	3,524,813
Enanta Pharmaceuticals, Inc. *	14,345	671,346
Esperion Therapeutics, Inc. *	23,471	1,176,366
Exact Sciences Corp. *	85,821	4,043,886
FibroGen, Inc. *	34,741	1,869,066
Halozyme Therapeutics, Inc. *	44,786	777,933
Insmed, Inc. *	27,807	867,856
Kite Pharma, Inc. *	18,279	3,286,747
Loxo Oncology, Inc. *	8,484	781,546
Momenta Pharmaceuticals, Inc. *	26,540	490,990
Myriad Genetics, Inc. *	39,386	1,424,985
PDL BioPharma, Inc. *	560,204	1,899,092
Portola Pharmaceuticals, Inc. *	18,850	1,018,465
Prothena Corp. plc (Ireland) *	14,289	925,499
PTC Therapeutics, Inc. *	43,479	870,015
Puma Biotechnology, Inc. *	10,780	1,290,905
Repligen Corp. *	60,158	2,305,255
Retrophin, Inc. *	24,279	604,304
Sage Therapeutics, Inc. *	3,630	226,149
Sarepta Therapeutics, Inc. *	23,120	1,048,723
Xencor, Inc. *	56,553	1,296,195

		46,099,116

Building Products - 1.9%
American Woodmark Corp. *	13,429	1,292,541
Apogee Enterprises, Inc.	61,417	2,963,985
Builders FirstSource, Inc. *	22,229	399,900
Insteel Industries, Inc.	56,500	1,475,215
Patrick Industries, Inc. *	55,970	4,707,077
Ply Gem Holdings, Inc. *	14,505	247,310
Trex Co., Inc. *	14,333	1,290,973
Universal Forest Products, Inc.	30,314	2,975,622

		15,352,623

Capital Markets - 1.0%
Cohen & Steers, Inc.	12,766	504,129
Evercore, Inc., Class A	18,372	1,474,353
Financial Engines, Inc.	27,174	944,297
INTL. FCStone, Inc. *	42,003	1,609,555
Stifel Financial Corp.	39,372	2,104,827
Waddell & Reed Financial, Inc., Class A (a)	64,974	1,304,028

		7,941,189

Chemicals - 1.7%
American Vanguard Corp.	26,223	600,507
FutureFuel Corp.	33,434	526,251
Ingevity Corp. *	8,753	546,800
Innospec, Inc.	14,473	892,260
KMG Chemicals, Inc.	10,413	571,465
Kronos Worldwide, Inc.	120,592	2,753,115
Rayonier Advanced Materials, Inc. (a)	30,716	420,809
Stepan Co.	29,730	2,487,212
Trinseo SA	60,018	4,027,208
Tronox Ltd., Class A	29,285	617,914

		13,443,541

INVESTMENTS	SHARES	VALUE
Commercial Services & Supplies - 2.3%
ABM Industries, Inc.	8,516	$355,202
ACCO Brands Corp. *	179,479	2,135,800
Brady Corp., Class A	6,648	252,292
Brink’s Co. (The)	16,181	1,363,249
Deluxe Corp.	39,224	2,861,783
Ennis, Inc.	78,064	1,533,958
Herman Miller, Inc.	41,279	1,481,916
HNI Corp.	33,164	1,375,311
Hudson Technologies, Inc. *	102,702	802,103
Kimball International, Inc., Class B	29,639	585,963
Knoll, Inc.	12,478	249,560
Multi-Color Corp.	2,813	230,525
Quad/Graphics, Inc.	68,807	1,555,726
Steelcase, Inc., Class A	52,549	809,255
Tetra Tech, Inc.	11,804	549,476
UniFirst Corp.	5,911	895,517
Viad Corp.	16,359	996,263
West Corp.	27,470	644,721

		18,678,620

Communications Equipment - 1.0%
Applied Optoelectronics, Inc. *(a)	47,424	3,066,910
Finisar Corp. *	58,994	1,307,897
InterDigital, Inc.	15,167	1,118,566
NETGEAR, Inc. *	5,964	283,886
NetScout Systems, Inc. *	14,056	454,712
Oclaro, Inc. *(a)	142,466	1,229,482
Plantronics, Inc.	8,624	381,353

		7,842,806

Construction & Engineering - 2.0%
Argan, Inc.	84,431	5,677,985
Dycom Industries, Inc. *	6,204	532,799
EMCOR Group, Inc.	60,662	4,208,729
MasTec, Inc. *	51,829	2,404,866
MYR Group, Inc. *	10,433	304,018
Tutor Perini Corp. *	102,358	2,906,967

		16,035,364

Construction Materials - 0.2%
Summit Materials, Inc., Class A *	30,505	977,075
US Concrete, Inc. *(a)	5,720	436,436

		1,413,511

Consumer Finance - 0.8%
FirstCash, Inc.	12,405	783,376
Green Dot Corp., Class A *	17,461	865,716
LendingClub Corp. *	136,429	830,852
Nelnet, Inc., Class A	22,032	1,112,616
Regional Management Corp. *	14,908	360,923
World Acceptance Corp. *	31,508	2,611,698

		6,565,181

Distributors - 0.1%
Core-Mark Holding Co., Inc.	17,918	575,884

Diversified Consumer Services - 1.8%
Adtalem Global Education, Inc.	109,484	3,925,002
American Public Education, Inc. *	47,605	1,002,085
Capella Education Co.	23,183	1,626,288

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Diversified Consumer Services - 1.8% (continued)
Career Education Corp. *	72,875	$757,171
Grand Canyon Education, Inc. *	41,439	3,763,490
K12, Inc. *	55,617	992,207
Weight Watchers International, Inc. *(a)	48,624	2,117,575

		14,183,818

Diversified Telecommunication Services - 0.4%
General Communication, Inc., Class A *	13,639	556,335
IDT Corp., Class B	81,649	1,149,618
Vonage Holdings Corp. *	160,064	1,302,921

		3,008,874

Electric Utilities - 0.3%
Spark Energy, Inc., Class A (a)	185,879	2,788,185

Electrical Equipment - 0.2%
Encore Wire Corp.	8,566	383,543
EnerSys	7,160	495,257
Sunrun, Inc. *(a)	114,902	637,706

		1,516,506

Electronic Equipment, Instruments & Components - 4.2%
Anixter International, Inc. *	13,647	1,159,995
AVX Corp.	42,519	775,121
Benchmark Electronics, Inc. *	28,300	966,445
Control4 Corp. *	54,077	1,593,108
CTS Corp.	10,541	254,038
ePlus, Inc. *	19,819	1,832,267
II-VI, Inc. *	44,418	1,827,801
Insight Enterprises, Inc. *	29,994	1,377,324
KEMET Corp. *	117,027	2,472,780
Kimball Electronics, Inc. *	15,665	339,147
Littelfuse, Inc.	3,816	747,478
Methode Electronics, Inc.	92,098	3,900,350
PCM, Inc. *	31,723	444,122
Plexus Corp. *	13,071	733,022
Rogers Corp. *	14,152	1,886,179
Sanmina Corp. *	181,465	6,741,425
SYNNEX Corp.	2,415	305,522
Tech Data Corp. *	16,581	1,473,222
TTM Technologies, Inc. *	247,164	3,798,911
Vishay Intertechnology, Inc.	60,218	1,132,098

		33,760,355

Energy Equipment & Services - 1.0%
Atwood Oceanics, Inc. *(a)	31,466	295,466
Diamond Offshore Drilling, Inc. *(a)	22,630	328,135
Exterran Corp. *	25,828	816,423
Fairmount Santrol Holdings, Inc. *(a)	163,909	783,485
Matrix Service Co. *	23,270	353,704
McDermott International, Inc. *	192,736	1,401,191
Newpark Resources, Inc. *	31,134	311,340
Parker Drilling Co. *	66,661	73,327
Unit Corp. *	27,638	568,790
US Silica Holdings, Inc.	89,916	2,793,690

		7,725,551

Equity Real Estate Investment Trusts (REITs) - 5.9%
Acadia Realty Trust	22,872	654,597
Agree Realty Corp.	28,285	1,388,228

INVESTMENTS	SHARES	VALUE
Equity Real Estate Investment Trusts (REITs) - 5.9% (continued)
Alexander & Baldwin, Inc.	17,385	$805,447
American Assets Trust, Inc.	13,359	531,287
CareTrust REIT, Inc.	20,459	389,539
CBL & Associates Properties, Inc. (a)	76,168	639,049
Chesapeake Lodging Trust	23,409	631,341
Cousins Properties, Inc.	152,602	1,425,303
DiamondRock Hospitality Co.	98,561	1,079,243
EastGroup Properties, Inc.	8,424	742,323
Education Realty Trust, Inc.	29,191	1,048,833
First Industrial Realty Trust, Inc.	50,404	1,516,656
Four Corners Property Trust, Inc.	50,568	1,260,155
Franklin Street Properties Corp.	62,690	665,768
GEO Group, Inc. (The)	52,351	1,408,242
Global Net Lease, Inc.	21,603	472,890
Government Properties Income Trust	27,835	522,463
Gramercy Property Trust	53,933	1,631,473
Healthcare Realty Trust, Inc.	49,334	1,595,462
Kite Realty Group Trust	29,359	594,520
LaSalle Hotel Properties	47,297	1,372,559
Lexington Realty Trust	86,129	880,238
LTC Properties, Inc.	15,264	717,103
Mack-Cali Realty Corp.	57,265	1,357,753
Monmouth Real Estate Investment Corp.	74,001	1,198,076
National Health Investors, Inc.	12,852	993,331
Pebblebrook Hotel Trust (a)	32,404	1,171,081
Physicians Realty Trust	48,583	861,377
Potlatch Corp.	15,775	804,525
PS Business Parks, Inc.	4,743	633,190
QTS Realty Trust, Inc., Class A	20,958	1,097,361
Quality Care Properties, Inc. *	20,374	315,797
Ramco-Gershenson Properties Trust	36,446	474,162
Retail Opportunity Investments Corp.	31,613	600,963
Rexford Industrial Realty, Inc.	45,584	1,304,614
RLJ Lodging Trust	56,430	1,241,460
Ryman Hospitality Properties, Inc.	19,404	1,212,556
Sabra Health Care REIT, Inc.	71,436	1,567,306
Select Income REIT	28,994	679,039
Seritage Growth Properties, Class A (a)	15,237	701,969
STAG Industrial, Inc.	23,309	640,298
Starwood Waypoint Homes *	47,606	1,731,430
Summit Hotel Properties, Inc.	66,119	1,057,243
Sunstone Hotel Investors, Inc.	92,362	1,484,257
Terreno Realty Corp.	31,022	1,122,376
Universal Health Realty Income Trust	4,892	369,297
Urban Edge Properties	37,635	907,756
Washington Prime Group, Inc.	62,209	518,201
Washington REIT	15,381	503,882
Xenia Hotels & Resorts, Inc.	39,930	840,526

		47,362,545

Food & Staples Retailing - 0.3%
Ingles Markets, Inc., Class A	56,123	1,442,361
United Natural Foods, Inc. *	5,782	240,473
Weis Markets, Inc.	24,258	1,055,223

		2,738,057

Food Products - 2.1%
Darling Ingredients, Inc. *	58,953	1,032,856

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Food Products - 2.1% (continued)
Dean Foods Co.	91,249	$992,789
Fresh Del Monte Produce, Inc.	5,050	229,573
John B Sanfilippo & Son, Inc.	51,654	3,476,831
Omega Protein Corp.	123,116	2,049,881
Sanderson Farms, Inc.	56,580	9,138,802

		16,920,732

Gas Utilities - 1.0%
New Jersey Resources Corp.	5,237	220,739
ONE Gas, Inc.	40,190	2,959,592
Southwest Gas Holdings, Inc.	37,247	2,891,112
WGL Holdings, Inc.	19,538	1,645,100

		7,716,543

Health Care Equipment & Supplies - 2.2%
Anika Therapeutics, Inc. *	25,844	1,498,952
Cutera, Inc. *	10,519	434,961
Globus Medical, Inc., Class A *	120,500	3,581,260
Heska Corp. *	12,527	1,103,503
Integer Holdings Corp. *	9,093	465,107
iRadimed Corp. *(a)	23,534	225,926
Lantheus Holdings, Inc. *	120,011	2,136,196
LeMaitre Vascular, Inc.	30,851	1,154,444
Masimo Corp. *	51,221	4,433,690
Merit Medical Systems, Inc. *	24,507	1,037,871
NxStage Medical, Inc. *	25,100	692,760
OraSure Technologies, Inc. *	28,373	638,393

		17,403,063

Health Care Providers & Services - 1.4%
AMN Healthcare Services, Inc. *	98,874	4,518,542
Chemed Corp.	12,285	2,482,184
Cross Country Healthcare, Inc. *	32,104	456,840
HealthEquity, Inc. *	26,214	1,325,904
Molina Healthcare, Inc. *	13,607	935,617
Select Medical Holdings Corp. *	30,983	594,874
Tivity Health, Inc. *	10,360	422,688
Triple-S Management Corp., Class B *	33,270	787,834

		11,524,483

Health Care Technology - 0.2%
Cotiviti Holdings, Inc. *	39,263	1,412,683

Hotels, Restaurants & Leisure - 1.9%
Bloomin’ Brands, Inc.	45,367	798,459
Caesars Entertainment Corp. *(a)	61,192	816,913
Carrols Restaurant Group, Inc. *	24,352	265,437
Cheesecake Factory, Inc. (The)	29,239	1,231,547
Cracker Barrel Old Country Store, Inc. (a)	8,727	1,323,188
Dave & Buster’s Entertainment, Inc. *	57,171	3,000,334
Denny’s Corp. *	23,901	297,567
Eldorado Resorts, Inc. *	37,720	967,518
Jack in the Box, Inc.	10,715	1,092,073
Marcus Corp. (The)	17,587	487,160
Marriott Vacations Worldwide Corp.	21,967	2,735,550
Papa John’s International, Inc.	3,027	221,183
Ruth’s Hospitality Group, Inc.	50,342	1,054,665
Scientific Games Corp., Class A *	6,147	281,840
Texas Roadhouse, Inc.	14,685	721,621

		15,295,055

INVESTMENTS	SHARES	VALUE
Household Durables - 1.8%
Bassett Furniture Industries, Inc.	18,490	$697,073
Flexsteel Industries, Inc.	14,703	745,442
Hooker Furniture Corp.	27,183	1,297,988
Installed Building Products, Inc. *	6,082	394,114
iRobot Corp. *(a)	41,317	3,183,888
KB Home	81,663	1,969,712
La-Z-Boy, Inc.	87,486	2,353,373
Libbey, Inc.	32,037	296,663
MDC Holdings, Inc.	53,480	1,776,071
TopBuild Corp. *	28,090	1,830,625

		14,544,949

Household Products - 0.2%
Central Garden & Pet Co., Class A *	43,118	1,603,558

Insurance - 5.4%
Ambac Financial Group, Inc. *	76,649	1,322,962
American Equity Investment Life Holding Co.	130,113	3,783,686
AMERISAFE, Inc.	15,090	878,238
Argo Group International Holdings Ltd.	35,779	2,200,409
CNO Financial Group, Inc.	122,664	2,862,978
Employers Holdings, Inc.	90,626	4,118,952
Enstar Group Ltd. *	4,552	1,012,137
FBL Financial Group, Inc., Class A	9,283	691,583
Federated National Holding Co.	9,173	143,191
Genworth Financial, Inc., Class A *	280,193	1,078,743
HCI Group, Inc. (a)	20,725	792,731
Heritage Insurance Holdings, Inc. (a)	121,101	1,599,744
Horace Mann Educators Corp.	29,668	1,167,436
Infinity Property & Casualty Corp.	2,869	270,260
James River Group Holdings Ltd.	7,824	324,540
National General Holdings Corp.	21,749	415,623
National Western Life Group, Inc., Class A	6,616	2,308,984
Navigators Group, Inc. (The)	31,358	1,829,739
Primerica, Inc.	85,523	6,974,401
Selective Insurance Group, Inc.	73,984	3,984,038
United Fire Group, Inc.	18,775	860,270
Universal Insurance Holdings, Inc. (a)	200,639	4,614,697

		43,235,342

Internet & Direct Marketing Retail - 0.8%
1-800-Flowers.com, Inc., Class A *	58,848	579,653
Nutrisystem, Inc.	77,178	4,314,250
PetMed Express, Inc. (a)	56,587	1,875,859

		6,769,762

Internet Software & Services - 1.7%
Alarm.com Holdings, Inc. *	13,495	609,704
Appfolio, Inc., Class A *	4,980	238,791
Blucora, Inc. *	72,854	1,843,206
Brightcove, Inc. *	35,667	256,802
GrubHub, Inc. *(a)	38,375	2,020,828
j2 Global, Inc.	25,479	1,882,389
Meet Group, Inc. (The) *(a)	206,484	751,602
NIC, Inc.	18,335	314,445
Shutterstock, Inc. *(a)	10,629	353,840
Stamps.com, Inc. *	17,488	3,543,943

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Internet Software & Services - 1.7% (continued)
TrueCar, Inc. *	43,300	$683,707
Yelp, Inc. *	29,158	1,262,541

		13,761,798

IT Services - 1.4%
CACI International, Inc., Class A *	5,392	751,375
Convergys Corp.	80,089	2,073,504
CSG Systems International, Inc.	9,537	382,434
Hackett Group, Inc. (The)	89,537	1,360,067
MAXIMUS, Inc.	16,530	1,066,185
Perficient, Inc. *	12,894	253,625
Science Applications International Corp.	31,399	2,099,023
Sykes Enterprises, Inc. *	72,637	2,118,095
TeleTech Holdings, Inc.	21,765	908,689

		11,012,997

Leisure Products - 0.8%
American Outdoor Brands Corp. *(a)	203,018	3,096,024
Callaway Golf Co.	28,314	408,571
JAKKS Pacific, Inc. *	5,372	16,116
Nautilus, Inc. *	78,133	1,320,448
Sturm Ruger & Co., Inc. (a)	31,209	1,613,505

		6,454,664

Life Sciences Tools & Services - 1.1%
Cambrex Corp. *	68,816	3,784,880
INC Research Holdings, Inc., Class A *	33,117	1,732,019
PAREXEL International Corp. *	19,311	1,700,913
PRA Health Sciences, Inc. *	21,728	1,655,022

		8,872,834

Machinery - 3.4%
Alamo Group, Inc.	27,873	2,992,724
American Railcar Industries, Inc. (a)	10,227	394,762
Astec Industries, Inc.	24,413	1,367,372
Barnes Group, Inc.	24,410	1,719,441
Columbus McKinnon Corp.	13,131	497,271
Douglas Dynamics, Inc.	11,240	442,856
Energy Recovery, Inc. *(a)	43,247	341,651
Federal Signal Corp.	19,219	408,980
Global Brass & Copper Holdings, Inc.	25,523	862,677
Greenbrier Cos., Inc. (The) (a)	69,803	3,361,015
Hyster-Yale Materials Handling, Inc.	3,777	288,714
Kadant, Inc.	13,271	1,307,857
Lydall, Inc. *	25,049	1,435,308
Meritor, Inc. *	235,915	6,136,149
Mueller Industries, Inc.	8,140	284,493
Standex International Corp.	2,962	314,564
Wabash National Corp.	203,305	4,639,420

		26,795,254

Marine - 0.1%
Matson, Inc.	16,596	467,675

Media - 1.4%
Entravision Communications Corp., Class A	43,565	248,321
Gannett Co., Inc.	76,005	684,045
Gray Television, Inc. *	239,315	3,757,245
Meredith Corp.	28,794	1,598,067

INVESTMENTS	SHARES	VALUE
Media - 1.4% (continued)
MSG Networks, Inc., Class A *	83,625	$1,772,850
New York Times Co. (The), Class A	27,456	538,138
Scholastic Corp.	22,947	853,628
Sinclair Broadcast Group, Inc., Class A	56,406	1,807,812

		11,260,106

Metals & Mining - 1.1%
AK Steel Holding Corp. *(a)	65,771	367,660
Cleveland-Cliffs, Inc. *	577,418	4,128,539
Coeur Mining, Inc. *	63,088	579,779
Hecla Mining Co.	155,710	781,664
Ryerson Holding Corp. *	26,758	290,324
SunCoke Energy, Inc. *	32,912	300,815
Worthington Industries, Inc.	44,979	2,069,034

		8,517,815

Mortgage Real Estate Investment Trusts (REITs) - 1.0%
Apollo Commercial Real Estate Finance, Inc. (a)	65,268	1,182,003
Capstead Mortgage Corp.	116,801	1,127,130
CYS Investments, Inc.	166,414	1,437,817
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	21,023	512,331
Invesco Mortgage Capital, Inc.	94,224	1,614,057
PennyMac Mortgage Investment Trust	49,113	854,075
Redwood Trust, Inc.	79,131	1,289,044

		8,016,457

Multiline Retail - 0.1%
Big Lots, Inc. (a)	16,104	862,691
Dillard’s, Inc., Class A (a)	4,562	255,792

		1,118,483

Multi-Utilities - 0.4%
Avista Corp.	25,054	1,297,045
Black Hills Corp.	15,062	1,037,320
NorthWestern Corp.	18,706	1,065,120

		3,399,485

Oil, Gas & Consumable Fuels - 0.6%
Arch Coal, Inc., Class A (a)	21,626	1,551,449
Cloud Peak Energy, Inc. *(a)	95,505	349,548
Jones Energy, Inc., Class A *(a)	72,562	139,319
Renewable Energy Group, Inc. *(a)	18,881	229,404
REX American Resources Corp. *	23,313	2,187,459
Ultra Petroleum Corp. *	76,700	664,989

		5,122,168

Paper & Forest Products - 0.8%
Boise Cascade Co. *	21,683	756,736
Clearwater Paper Corp. *	6,515	320,864
Louisiana-Pacific Corp. *	138,564	3,752,313
Neenah Paper, Inc.	12,256	1,048,501
PH Glatfelter Co.	14,653	285,001
Schweitzer-Mauduit International, Inc.	6,292	260,866

		6,424,281

Personal Products - 0.7%
Medifast, Inc.	5,499	326,476
Natural Health Trends Corp. (a)	63,202	1,510,528

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Personal Products - 0.7% (continued)
USANA Health Sciences, Inc. *	61,025	$3,521,142

		5,358,146

Pharmaceuticals - 1.9%
Aerie Pharmaceuticals, Inc. *	9,633	468,164
Amphastar Pharmaceuticals, Inc. *	15,774	281,881
Catalent, Inc. *	37,944	1,514,724
Corcept Therapeutics, Inc. *	250,439	4,833,473
Innoviva, Inc. *(a)	35,934	507,388
Lannett Co., Inc. *(a)	39,381	726,579
MyoKardia, Inc. *	4,663	199,810
Omeros Corp. *(a)	29,714	642,417
Phibro Animal Health Corp., Class A	35,294	1,307,643
SciClone Pharmaceuticals, Inc. *	189,285	2,119,992
Sucampo Pharmaceuticals, Inc., Class A *(a)	45,031	531,366
Supernus Pharmaceuticals, Inc. *	53,583	2,143,320

		15,276,757

Professional Services - 1.4%
Advisory Board Co. (The) *	15,184	814,242
Barrett Business Services, Inc.	36,102	2,040,846
CBIZ, Inc. *	21,255	345,394
ICF International, Inc. *	15,268	823,709
Insperity, Inc.	36,852	3,242,976
Kelly Services, Inc., Class A	42,296	1,061,207
Mistras Group, Inc. *	10,827	221,953
On Assignment, Inc. *	14,529	779,917
RPX Corp. *	21,011	279,026
TrueBlue, Inc. *	45,588	1,023,450
Willdan Group, Inc. *	24,113	782,708

		11,415,428

Road & Rail - 0.8%
ArcBest Corp.	11,334	379,122
Knight-Swift Transportation Holdings, Inc. *	20,080	834,324
Roadrunner Transportation Systems, Inc. *	33,328	317,616
Saia, Inc. *	62,412	3,910,112
Werner Enterprises, Inc.	15,074	550,955

		5,992,129

Semiconductors & Semiconductor Equipment - 4.8%
Advanced Energy Industries, Inc. *	77,229	6,237,014
Alpha & Omega Semiconductor Ltd. *	55,116	908,863
Ambarella, Inc. *(a)	7,495	367,330
Amkor Technology, Inc. *	315,633	3,329,928
AXT, Inc. *	104,855	959,423
Brooks Automation, Inc.	78,080	2,370,509
Cabot Microelectronics Corp.	25,864	2,067,310
Cirrus Logic, Inc. *	97,626	5,205,418
Entegris, Inc. *	113,845	3,284,428
Integrated Device Technology, Inc. *	19,306	513,154
MKS Instruments, Inc.	51,505	4,864,647
Monolithic Power Systems, Inc.	2,523	268,826
Photronics, Inc. *	114,677	1,014,891
Rudolph Technologies, Inc. *	85,708	2,254,120
Silicon Laboratories, Inc. *	8,594	686,661

INVESTMENTS	SHARES	VALUE
Semiconductors & Semiconductor Equipment - 4.8% (continued)
SunPower Corp. *(a)	76,290	$556,154
Synaptics, Inc. *	11,164	437,406
Ultra Clean Holdings, Inc. *	86,184	2,638,954

		37,965,036

Software - 1.3%
Aspen Technology, Inc. *	17,872	1,122,540
Barracuda Networks, Inc. *	10,079	244,214
Blackbaud, Inc.	3,259	286,140
Ebix, Inc. (a)	50,436	3,290,949
Ellie Mae, Inc. *	3,263	267,990
Fair Isaac Corp.	6,658	935,449
Mitek Systems, Inc. *	60,903	578,579
Paycom Software, Inc. *	20,060	1,503,698
Pegasystems, Inc.	18,880	1,088,432
RingCentral, Inc., Class A *	20,086	838,591
Synchronoss Technologies, Inc. *	19,739	184,165
Zix Corp. *	64,269	314,275

		10,655,022

Specialty Retail - 2.1%
Aaron’s, Inc.	49,417	2,156,064
American Eagle Outfitters, Inc.	45,317	648,033
Asbury Automotive Group, Inc. *	4,202	256,742
Big 5 Sporting Goods Corp. (a)	83,054	635,363
Buckle, Inc. (The)	14,294	240,854
Build-A-Bear Workshop, Inc. *	19,531	178,709
Caleres, Inc.	51,191	1,562,349
Chico’s FAS, Inc.	45,811	410,009
Children’s Place, Inc. (The)	23,352	2,759,039
Citi Trends, Inc.	12,661	251,574
DSW, Inc., Class A	11,013	236,559
Express, Inc. *	56,282	380,466
Francesca’s Holdings Corp. *	150,701	1,109,159
Genesco, Inc. *	23,065	613,529
Group 1 Automotive, Inc.	7,970	577,506
Haverty Furniture Cos., Inc.	11,225	293,534
Hibbett Sports, Inc. *	37,889	539,918
Kirkland’s, Inc. *	27,981	319,823
Office Depot, Inc.	411,727	1,869,241
Select Comfort Corp. *	33,706	1,046,571
Tilly’s, Inc., Class A	28,257	338,802

		16,423,844

Textiles, Apparel & Luxury Goods - 1.0%
Culp, Inc.	5,818	190,539
Deckers Outdoor Corp. *	26,633	1,821,964
Movado Group, Inc.	75,780	2,121,840
Perry Ellis International, Inc. *	17,248	408,088
Steven Madden Ltd. *	20,326	880,116
Vera Bradley, Inc. *	59,431	523,587
Wolverine World Wide, Inc.	82,107	2,368,787

		8,314,921

Thrifts & Mortgage Finance - 4.3%
Astoria Financial Corp.	34,259	736,568
BofI Holding, Inc. *(a)	144,987	4,127,780
Dime Community Bancshares, Inc.	26,665	573,297
Essent Group Ltd. *	22,222	899,991

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Thrifts & Mortgage Finance - 4.3% (continued)
Federal Agricultural Mortgage Corp., Class C	20,009	$1,455,455
First Defiance Financial Corp.	15,248	800,368
Flagstar Bancorp, Inc. *	36,526	1,295,942
HomeStreet, Inc. *	31,003	837,081
Meta Financial Group, Inc.	23,565	1,847,496
MGIC Investment Corp. *	463,952	5,813,319
Oritani Financial Corp.	21,901	367,937
Provident Financial Services, Inc.	25,335	675,684
Radian Group, Inc.	380,655	7,114,442
United Financial Bancorp, Inc.	16,318	298,456
Walker & Dunlop, Inc. *	87,444	4,575,945
Washington Federal, Inc.	47,910	1,612,172
WSFS Financial Corp.	19,443	947,846

		33,979,779

Tobacco - 0.2%
Universal Corp.	14,685	841,451
Vector Group Ltd.	37,105	759,537

		1,600,988

Trading Companies & Distributors - 1.0%
CAI International, Inc. *	12,560	380,819
DXP Enterprises, Inc. *	33,112	1,042,697
GATX Corp.	49,786	3,064,826
GMS, Inc. *	25,258	894,133
H&E Equipment Services, Inc.	18,828	549,778
Rush Enterprises, Inc., Class A *	36,269	1,678,892
Triton International Ltd. *	21,714	722,642

		8,333,787

Water Utilities - 0.2%
American States Water Co.	5,732	282,301
SJW Group	18,235	1,032,101

		1,314,402

Wireless Telecommunication Services - 0.1%
Shenandoah Telecommunications Co.	31,025	1,154,130

TOTAL COMMON STOCKS (Cost $620,628,766)		770,831,934

RIGHT - 0.0% (b)	NO. OF RIGHTS

Media - 0.0% (b)
Media General, Inc., CVR (3)*(c)
(Cost $10,985)	36,985	627

SHORT-TERM INVESTMENT - 3.3%	SHARES

Investment Company - 3.3%
Limited Purpose Cash Investment Fund, 0.97% (2)(d)
(Cost $26,045,645)	26,048,249	26,045,645

INVESTMENTS	SHARES	VALUE
SECURITIES LENDING COLLATERAL - 5.8%

Investment Companies - 5.8%
Investments in a Pooled Account through Securities Lending Program with Citibank NA
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 0.91% (2)(d)(e)	7,154,964	$7,154,964
UBS Asset Management Americas, Inc.
1.10% (2)(d)(e)	33,258,613	33,258,613
1.16% (2)(d)(e)	5,543,102	5,543,102

TOTAL SECURITIES LENDING COLLATERAL (Cost $45,956,679)		45,956,679

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 105.7% (Cost $692,642,075)		842,834,885

LIABILITIES IN EXCESS OF OTHER ASSETS - (5.7)% (f)		(45,111,657)

NET ASSETS - 100.0%		$797,723,228

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$128,228,722	16.1%
Consumer Staples	36,963,014	4.6
Energy	12,847,719	1.6
Financials	160,930,860	20.3
Health Care	100,588,935	12.6
Industrials	119,731,983	15.0
Information Technology	114,998,014	14.4
Materials	29,799,150	3.7
Real Estate	47,362,545	5.9
Telecommunication Services	4,163,004	0.5
Utilities	15,218,615	1.9
Short-Term Investment	26,045,645	3.3
Securities Lending Collateral	45,956,679	5.8

Total Investments In Securities At Value	842,834,885	105.7
Liabilities in Excess of Other Assets (f)	(45,111,657)	(5.7)

Net Assets	$797,723,228	100.0%

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR SMALL CAP MULTI-STYLE FUND

All securities are United States companies, unless noted otherwise in parentheses.

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2017. The total value of securities on loan at September 30, 2017 was $44,717,044.
(b)	Represents less than 0.05% of net assets.
(c)	Security fair valued as of September 30, 2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at September 30, 2017 amounted to $627, which represents approximately 0.00% of net assets of the fund.
(d)	Represents 7-day effective yield as of September 30, 2017.
(e)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(f)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).
(3)	Level 3 security (See Note 4).

Abbreviations

CVR	- Contingent Value Rights

Futures contracts outstanding as of September 30, 2017:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
Russell 2000 E-Mini Index	252	12/2017	USD	$18,810,540	$715,579

					$715,579

USD	- United States Dollar

Collateral pledged to, or (received from), each counterparty at September 30, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMS
Cash	$—	$(180,377)	$(180,377)

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR INTERNATIONAL MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 97.2%

Australia - 5.7%
Amcor Ltd.	29,675	$354,924
Aristocrat Leisure Ltd.	246,710	4,075,048
Australia & New Zealand Banking Group Ltd.	46,711	1,088,067
BHP Billiton Ltd.	77,989	1,581,601
BHP Billiton plc	77,984	1,376,106
BlueScope Steel Ltd.	111,957	967,142
Caltex Australia Ltd.	36,652	924,782
CIMIC Group Ltd.	51,751	1,798,436
Coca-Cola Amatil Ltd.	74,588	452,753
Cochlear Ltd.	2,686	335,976
Commonwealth Bank of Australia	10,373	614,219
CSL Ltd.	11,411	1,201,273
Dexus, REIT	104,929	783,023
Fortescue Metals Group Ltd.	1,066,615	4,319,517
Goodman Group, REIT	41,832	270,844
GPT Group (The), REIT	196,673	766,373
National Australia Bank Ltd.	9,458	234,491
Scentre Group, REIT	235,569	727,183
South32 Ltd.	1,474,217	3,813,810
Treasury Wine Estates Ltd.	96,024	1,033,004

		26,718,572

Belgium - 1.0%
Ageas	28,862	1,357,487
KBC Group NV	34,174	2,899,320
Solvay SA	1,899	283,898
Umicore SA	3,345	276,918

		4,817,623

Canada - 8.2%
Agrium, Inc. (1)	3,542	379,592
Alimentation Couche-Tard, Inc., Class B (1)	2,754	125,588
Bank of Montreal (1)	21,684	1,641,050
Bank of Nova Scotia (The) (1)	39,774	2,556,502
Brookfield Asset Management, Inc., Class A (1)	24,823	1,024,950
Canadian Imperial Bank of Commerce (1)	15,845	1,386,334
Canadian National Railway Co. (1)	38,068	3,154,053
Canadian Tire Corp. Ltd., Class A (1)	8,065	1,004,061
CCL Industries, Inc., Class B (1)	7,415	358,820
CGI Group, Inc., Class A (1)*	24,253	1,257,599
Constellation Software, Inc. (1)	1,391	758,893
Dollarama, Inc. (1)	6,101	667,577
Great-West Lifeco, Inc. (1)	3,723	107,147
Kinross Gold Corp. (1)*	109,024	462,222
Linamar Corp. (1)	10,770	657,205
Magna International, Inc. (1)	46,040	2,457,066
Methanex Corp. (1)	5,148	258,689
Open Text Corp. (1)	53,351	1,721,428
Power Corp. of Canada (1)	5,259	133,651
Royal Bank of Canada (1)	57,836	4,474,845
Saputo, Inc. (1)	78,749	2,725,842
Shopify, Inc., Class A (1)*	4,851	564,197
Teck Resources Ltd., Class B (1)	217,868	4,586,970
Thomson Reuters Corp. (1)	9,048	415,146
Toronto-Dominion Bank (The) (1)	60,966	3,432,468

INVESTMENTS	SHARES	VALUE
Canada - 8.2% (continued)
West Fraser Timber Co. Ltd. (1)	35,197	$2,031,003

		38,342,898

China - 0.6%
Yangzijiang Shipbuilding Holdings Ltd.	2,445,500	2,584,984

Denmark - 2.1%
Danske Bank A/S	51,146	2,049,604
Genmab A/S *	1,661	367,322
H Lundbeck A/S	22,121	1,278,861
ISS A/S	3,438	138,607
Novo Nordisk A/S, Class B	41,930	2,015,941
TDC A/S	59,238	347,405
Vestas Wind Systems A/S	43,302	3,892,234

		10,089,974

Finland - 1.3%
Neste OYJ	90,794	3,968,103
Nokia OYJ	143,842	864,275
Orion OYJ, Class B	26,859	1,247,122

		6,079,500

France - 9.1%
Airbus SE	2,014	191,723
Arkema SA	1,725	211,661
Atos SE	27,670	4,291,838
AXA SA	43,757	1,322,868
BNP Paribas SA	63,329	5,109,117
Bouygues SA	21,661	1,028,267
Cie Generale des Etablissements Michelin	9,159	1,336,312
CNP Assurances	106,427	2,494,991
Eutelsat Communications SA	64,313	1,903,839
Kering	2,101	836,970
Lagardere SCA	13,189	441,837
L’Oreal SA	7,490	1,588,207
LVMH Moet Hennessy Louis Vuitton SE	1,913	528,824
Peugeot SA	137,214	3,266,404
Sanofi	77,049	7,669,972
Societe Generale SA	49,037	2,873,637
Sodexo SA	3,415	425,717
Thales SA	23,392	2,649,153
TOTAL SA	87,165	4,680,276

		42,851,613

Germany - 9.2%
Allianz SE (Registered)	22,743	5,107,778
BASF SE	6,801	724,553
Bayer AG (Registered)	47,906	6,544,120
Covestro AG (a)	73,328	6,309,925
Deutsche Boerse AG	5,562	603,869
Deutsche Lufthansa AG (Registered)	242,508	6,743,877
Deutsche Post AG (Registered)	24,027	1,070,987
Fresenius SE & Co. KGaA	9,490	767,456
Hannover Rueck SE	7,094	855,591
Henkel AG & Co. KGaA (Preference)	5,264	717,180
HOCHTIEF AG	1,352	228,357
Infineon Technologies AG	39,390	993,117
Linde AG	4,967	1,032,877
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	17,830	3,816,084

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR INTERNATIONAL MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Germany - 9.2% (continued)
SAP SE	9,801	$1,074,633
Siemens AG (Registered)	44,572	6,289,529
Vonovia SE	11,443	487,332

		43,367,265

Hong Kong - 3.5%
CK Asset Holdings Ltd.	139,500	1,159,710
CK Hutchison Holdings Ltd.	85,000	1,088,705
CLP Holdings Ltd.	243,000	2,494,788
Galaxy Entertainment Group Ltd.	81,000	572,625
Hong Kong Exchanges & Clearing Ltd.	28,400	767,030
I-CABLE Communications Ltd. *	66,017	2,169
Kerry Properties Ltd.	104,500	434,047
Link REIT	26,000	211,431
NWS Holdings Ltd.	129,000	252,153
PCCW Ltd.	269,000	146,011
SJM Holdings Ltd.	1,281,000	1,176,796
Sun Hung Kai Properties Ltd.	91,000	1,482,413
WH Group Ltd. (a)	4,763,000	5,072,609
Wheelock & Co. Ltd.	94,000	663,536
Yue Yuen Industrial Holdings Ltd.	207,000	789,813

		16,313,836

Italy - 1.6%
Enel SpA	281,656	1,696,784
GEDI Gruppo Editoriale SpA *	17,422	15,445
Intesa Sanpaolo SpA	486,265	1,721,529
Leonardo SpA	176,028	3,300,548
Recordati SpA	13,384	617,628
Telecom Italia SpA *	160,215	150,288

		7,502,222

Japan - 20.3%
Acom Co. Ltd. *	10,000	38,799
AEON Financial Service Co. Ltd.	2,700	56,483
Asahi Glass Co. Ltd.	10,800	401,145
Asahi Kasei Corp.	240,000	2,957,394
Astellas Pharma, Inc.	84,300	1,072,932
Bandai Namco Holdings, Inc.	52,800	1,813,935
Brother Industries Ltd.	12,900	300,774
Central Japan Railway Co.	8,400	1,474,114
Credit Saison Co. Ltd.	16,800	348,594
Dai-ichi Life Holdings, Inc.	36,300	651,134
Daiwa House Industry Co. Ltd.	15,100	521,592
East Japan Railway Co.	4,200	387,695
Fujitsu Ltd.	681,000	5,068,373
Hitachi Chemical Co. Ltd.	37,300	1,023,536
Hitachi High-Technologies Corp.	59,400	2,157,337
Hitachi Ltd.	667,000	4,702,919
Hoya Corp.	25,600	1,384,418
Idemitsu Kosan Co. Ltd.	47,000	1,328,308
Iida Group Holdings Co. Ltd.	3,800	67,789
ITOCHU Corp.	131,600	2,156,238
Japan Tobacco, Inc.	27,100	888,093
Kamigumi Co. Ltd.	10,000	231,677
Kansai Electric Power Co., Inc. (The)	381,900	4,888,126
KDDI Corp.	37,100	977,955
Kirin Holdings Co. Ltd.	104,400	2,452,763
Konami Holdings Corp.	36,100	1,737,972

INVESTMENTS	SHARES	VALUE
Japan - 20.3% (continued)
Kuraray Co. Ltd.	15,600	$291,873
Lion Corp.	9,900	180,892
Marubeni Corp.	435,000	2,973,748
MINEBEA MITSUMI, Inc.	34,900	546,612
Mitsubishi Chemical Holdings Corp.	91,400	871,405
Mitsubishi Estate Co. Ltd.	31,000	538,761
Mitsubishi Gas Chemical Co., Inc.	147,300	3,456,177
Mitsubishi Tanabe Pharma Corp.	49,300	1,131,781
Mitsubishi UFJ Financial Group, Inc.	340,300	2,212,575
Mitsui Fudosan Co. Ltd.	24,000	520,392
Mixi, Inc.	14,000	676,144
MS&AD Insurance Group Holdings, Inc.	71,300	2,297,741
Nexon Co. Ltd. *	73,600	1,924,073
NH Foods Ltd.	103,000	2,830,844
Nippon Electric Glass Co. Ltd.	31,000	1,201,685
Nippon Express Co. Ltd.	57,200	3,728,987
Nippon Telegraph & Telephone Corp.	166,400	7,624,568
Nomura Holdings, Inc.	262,100	1,470,641
Nomura Real Estate Holdings, Inc.	8,000	170,657
NTT DOCOMO, Inc.	35,400	809,130
Obayashi Corp.	20,100	241,088
Omron Corp.	7,200	367,146
Sekisui House Ltd.	26,900	453,419
Shin-Etsu Chemical Co. Ltd.	25,000	2,237,499
Shionogi & Co. Ltd.	24,700	1,350,272
Sompo Holdings, Inc.	34,500	1,344,445
Sumitomo Dainippon Pharma Co. Ltd.	53,400	695,646
Sumitomo Heavy Industries Ltd.	64,600	2,592,985
Sumitomo Mitsui Financial Group, Inc.	50,500	1,941,179
Suzuki Motor Corp.	72,500	3,805,169
Tokyo Electric Power Co. Holdings, Inc. *	550,400	2,223,497
Tokyo Electron Ltd.	8,000	1,231,593
Toyo Seikan Group Holdings Ltd.	4,200	70,186
Toyota Tsusho Corp.	5,600	184,047
West Japan Railway Co.	21,600	1,501,687
Yokogawa Electric Corp.	42,700	727,637

		95,516,276

Netherlands - 4.4%
ABN AMRO Group NV, CVA (a)	8,055	241,201
Aegon NV	109,702	639,455
Akzo Nobel NV	1,486	137,053
ING Groep NV	96,440	1,777,616
Koninklijke Philips NV	67,291	2,776,425
NN Group NV	58,957	2,468,905
Randstad Holding NV	29,147	1,801,392
Royal Dutch Shell plc, Class A	111,022	3,355,291
Royal Dutch Shell plc, Class B	97,616	3,005,218
Wolters Kluwer NV	94,380	4,361,777

		20,564,333

Singapore - 0.6%
CapitaLand Commercial Trust, REIT	273,500	334,443
DBS Group Holdings Ltd.	66,200	1,019,087
Genting Singapore plc	1,236,500	1,069,218
Oversea-Chinese Banking Corp. Ltd.	27,600	227,597
United Overseas Bank Ltd.	21,900	380,310

		3,030,655

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR INTERNATIONAL MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
South Africa - 0.4%
Investec plc	230,142	$1,682,423

Spain - 3.5%
Aena SME SA (a)	28,418	5,135,908
Banco Bilbao Vizcaya Argentaria SA	58,182	520,170
Banco Santander SA	719,290	5,031,325
CaixaBank SA	56,504	283,622
Endesa SA	27,385	617,944
Grifols SA	7,841	228,825
Iberdrola SA	211,075	1,641,242
Mapfre SA	258,234	841,477
Repsol SA	125,567	2,317,260

		16,617,773

Sweden - 2.1%
Essity AB, Class B *	14,930	407,052
Investor AB, Class B	8,330	412,120
Nordea Bank AB	222,423	3,019,886
Sandvik AB	112,359	1,940,517
Securitas AB, Class B	44,759	750,468
Swedbank AB, Class A	11,778	326,151
Telefonaktiebolaget LM Ericsson, Class B	74,353	428,652
Volvo AB, Class B	142,864	2,758,424

		10,043,270

Switzerland - 8.6%
ABB Ltd. (Registered)	93,106	2,302,324
Adecco Group AG (Registered) *	16,750	1,304,901
Baloise Holding AG (Registered)	3,204	507,363
Coca-Cola HBC AG *	33,552	1,136,029
Glencore plc *	94,604	434,234
Lonza Group AG (Registered) *	2,171	570,462
Nestle SA (Registered)	55,405	4,650,765
Novartis AG (Registered)	69,784	5,985,719
Roche Holding AG	31,481	8,047,178
Sika AG	218	1,623,160
STMicroelectronics NV	124,352	2,412,348
Straumann Holding AG (Registered)	1,189	764,663
Swiss Life Holding AG (Registered) *	8,121	2,862,994
Swiss Re AG	28,481	2,581,643
Zurich Insurance Group AG	17,230	5,265,134

		40,448,917

United Kingdom - 14.7%
3i Group plc	23,824	291,680
Anglo American plc	96,537	1,735,581
Ashtead Group plc	36,497	880,455
AstraZeneca plc	4,834	321,468
Auto Trader Group plc (a)	80,971	425,988
BAE Systems plc	67,524	571,844
Barclays plc	387,956	1,005,963
Barratt Developments plc	425,246	3,503,254
Berkeley Group Holdings plc	31,044	1,547,132
BP plc	226,561	1,451,350
British American Tobacco plc	66,191	4,143,806
British Land Co. plc (The), REIT	80,014	646,009
BT Group plc	965,415	3,671,951
Burberry Group plc	19,333	456,482
Compass Group plc	91,809	1,947,962
Diageo plc	12,475	410,247

INVESTMENTS	SHARES	VALUE
United Kingdom - 14.7% (continued)
Direct Line Insurance Group plc	131,893	$642,991
Dixons Carphone plc	150,583	390,433
Fiat Chrysler Automobiles NV *	212,688	3,811,664
GlaxoSmithKline plc	34,566	690,996
Hammerson plc, REIT	43,773	315,180
HSBC Holdings plc	658,054	6,505,414
Imperial Brands plc	25,501	1,088,403
J Sainsbury plc	355,007	1,131,873
Land Securities Group plc, REIT	25,856	337,230
Legal & General Group plc	406,558	1,417,049
Lloyds Banking Group plc	3,829,583	3,480,161
London Stock Exchange Group plc	9,340	479,571
National Grid plc	102,135	1,264,999
Persimmon plc	128,567	4,449,368
Prudential plc	87,891	2,103,276
Reckitt Benckiser Group plc	15,601	1,425,434
RELX plc	27,020	592,989
Rio Tinto Ltd.	10,260	537,777
Rio Tinto plc	8,839	411,448
Royal Mail plc	22,363	115,149
Segro plc, REIT	105,872	761,189
Sky plc	27,519	337,599
Taylor Wimpey plc	1,076,156	2,820,550
Unilever NV, CVA	48,776	2,883,195
Unilever plc	31,184	1,804,911
Vodafone Group plc	212,804	595,892
Wm Morrison Supermarkets plc	1,175,480	3,688,538
WPP plc	115,721	2,147,330

		69,241,781

United States - 0.3%
Shire plc	25,582	1,302,989

TOTAL COMMON STOCKS (Cost $391,397,981)		457,116,904

RIGHT - 0.0% (b)	NO. OF RIGHTS

Singapore - 0.0% (b)
CapitaLand Commercial Trust, expiring 10/19/2017 * (Cost $–)	45,401	9,897

SHORT-TERM INVESTMENT - 2.1%	SHARES

Investment Company - 2.1%
Limited Purpose Cash Investment Fund, 0.97% (c)
(Cost $9,658,632)	9,659,598	9,658,632

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 99.3% (Cost $401,056,613)		466,785,433

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7% (d)		3,483,247

NET ASSETS - 100.0%		$470,268,680

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR INTERNATIONAL MULTI-STYLE FUND

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$48,779,013	10.4%
Consumer Staples	40,838,029	8.7
Energy	21,030,588	4.5
Financials	104,463,952	22.1
Health Care	48,369,444	10.3
Industrials	73,347,784	15.6
Information Technology	34,888,621	7.4
Materials	45,117,551	9.6
Real Estate	11,141,242	2.4
Telecommunication Services	14,323,199	3.0
Utilities	14,827,378	3.2
Short-Term Investment	9,658,632	2.1

Total Investments In Securities At Value	466,785,433	99.3
Other Assets in Excess of Liabilities (d)	3,483,247	0.7

Net Assets	$470,268,680	100.0%

*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2017 amounted to $17,185,631, which represents approximately 3.65% of net assets of the fund.
(b)	Represents less than 0.05% of net assets.
(c)	Represents 7-day effective yield as of September 30, 2017.
(d)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1) Level 1 security (See Note 4).

Abbreviations

CVA - Dutch Certification

OYJ - Public Traded Company

Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT - Real Estate Investment Trust

SCA - Limited partnership with share capital

Futures contracts outstanding as of September 30, 2017:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
MSCI Emerging Markets E-Mini Index	80	12/2017	USD	$7,913,600	$42,386

					$42,386

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at September 30, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMS
Cash	$—	$286,768	$286,768

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR EMERGING MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 96.5%

Brazil - 6.8%
Banco Bradesco SA, ADR (1)*	71,959	$796,586
Banco do Brasil SA (1)*	135,300	1,493,057
Banco Santander Brasil SA, ADR (1)	126,497	1,105,584
BR Malls Participacoes SA (1)	27,485	122,882
Braskem SA (Preference), Class A (1)	191,300	2,558,599
Centrais Eletricas Brasileiras SA (1)*	172,300	1,072,268
Cia Brasileira de Distribuicao, ADR (1)*(a)	10,551	249,742
Cia de Saneamento Basico do Estado de Sao Paulo, ADR (1)*	8,727	91,284
Cia Paranaense de Energia, ADR (1)(a)	16,878	149,539
CPFL Energia SA (1)	10,200	87,760
Embraer SA, ADR (1)	16,136	364,835
Itau Unibanco Holding SA, ADR (1)	159,631	2,186,945
Itausa—Investimentos Itau SA (Preference) (1)	247,841	864,703
M Dias Branco SA (1)*	81,100	1,280,331
Natura Cosmeticos SA (1)	34,800	343,918
Petroleo Brasileiro SA (Preference) (1)*	126,500	612,699
Porto Seguro SA (1)*	10,800	128,455
Qualicorp SA (1)	152,100	1,801,870
Sul America SA (1)	157,997	890,468
TIM Participacoes SA, ADR (1)	146,357	2,675,406
Vale SA (Preference) (1)*	358,900	3,342,927

		22,219,858

Chile - 1.8%
Banco Santander Chile, ADR (1)	19,196	570,313
Cencosud SA (1)	307,840	941,051
Enel Americas SA, ADR (1)	98,351	1,005,148
Enel Chile SA, ADR (1)	42,874	257,244
Latam Airlines Group SA, ADR (1)	61,260	811,695
Sociedad Quimica y Minera de Chile SA, ADR (1)	39,506	2,198,904

		5,784,355

China - 26.6%
58.com, Inc., ADR (1)*(a)	4,817	304,145
Agricultural Bank of China Ltd., Class H	3,791,000	1,706,521
Air China Ltd., Class H	1,064,000	884,981
Alibaba Group Holding Ltd., ADR (1)*	72,746	12,563,962
Anhui Conch Cement Co. Ltd., Class H	478,500	1,920,568
ANTA Sports Products Ltd.	64,000	269,814
Baidu, Inc., ADR (1)*	16,444	4,073,014
Bank of China Ltd., Class H	3,258,000	1,618,324
Beijing Capital International Airport Co. Ltd., Class H	122,000	182,095
China Cinda Asset Management Co. Ltd., Class H	1,430,000	529,133
China Communications Services Corp. Ltd., Class H	1,848,000	954,107
China Construction Bank Corp., Class H	6,476,000	5,410,386
China Everbright Bank Co. Ltd., Class H	200,000	92,625
China Evergrande Group *	585,000	2,051,374
China Huarong Asset Management Co. Ltd., Class H (b)	491,000	219,858
China Medical System Holdings Ltd.	59,000	103,324
China Merchants Bank Co. Ltd., Class H	404,000	1,430,585
China Mobile Ltd.	589,175	5,981,279

INVESTMENTS	SHARES	VALUE
China - 26.6% (continued)
China Overseas Land & Investment Ltd.	380,000	$1,239,832
China Petroleum & Chemical Corp., Class H	240,000	180,884
China Resources Land Ltd.	290,000	891,666
China Resources Power Holdings Co. Ltd.	340,000	615,797
China Shenhua Energy Co. Ltd., Class H	696,000	1,645,586
China Southern Airlines Co. Ltd., Class H	1,428,000	984,223
China Vanke Co. Ltd., Class H	214,000	708,022
Chongqing Rural Commercial Bank Co. Ltd., Class H	1,953,000	1,243,286
CNOOC Ltd., ADR (1)(a)	10,156	1,317,233
Country Garden Holdings Co. Ltd.	1,591,000	2,539,738
CSPC Pharmaceutical Group Ltd.	1,090,000	1,831,852
Ctrip.com International Ltd., ADR (1)*	20,700	1,091,718
Far East Horizon Ltd.	305,000	286,821
Geely Automobile Holdings Ltd.	738,000	2,095,708
Great Wall Motor Co. Ltd., Class H	1,177,500	1,457,350
Haitian International Holdings Ltd.	165,000	474,812
Industrial & Commercial Bank of China Ltd., Class H	5,532,000	4,135,224
JD.com, Inc., ADR (1)*	41,989	1,603,980
NetEase, Inc., ADR (1)	4,926	1,299,528
New Oriental Education & Technology Group, Inc., ADR (1)	7,867	694,341
Ping An Insurance Group Co. of China Ltd., Class H	193,000	1,490,812
SINA Corp. (1)*	3,734	428,103
Sinopec Engineering Group Co. Ltd., Class H	514,000	454,210
Sinopec Shanghai Petrochemical Co. Ltd., Class H	2,846,000	1,700,335
Sinotrans Ltd., Class H	682,000	347,366
Sunny Optical Technology Group Co. Ltd.	60,000	963,239
TAL Education Group, ADR (1)	16,458	554,799
Tencent Holdings Ltd.	238,100	10,409,897
Tingyi Cayman Islands Holding Corp.	338,000	509,517
TravelSky Technology Ltd., Class H	306,000	800,481
Vipshop Holdings Ltd., ADR (1)*	24,408	214,546
Weichai Power Co. Ltd., Class H	2,209,000	2,436,319

		86,943,320

Hong Kong - 2.0%
Haier Electronics Group Co. Ltd. *	580,000	1,419,605
Nine Dragons Paper Holdings Ltd.	1,389,000	2,748,904
Sino Biopharmaceutical Ltd.	621,000	657,910
Sun Art Retail Group Ltd.	1,676,500	1,561,730

		6,388,149

Hungary - 0.2%
MOL Hungarian Oil & Gas plc	38,304	435,614
Richter Gedeon Nyrt	11,164	277,414

		713,028

India - 7.8%
Axis Bank Ltd., GDR(c)	11,906	460,002
Dr Reddy’s Laboratories Ltd., ADR (1)(a)	71,075	2,535,956
ICICI Bank Ltd., ADR (1)	636,929	5,452,112
Infosys Ltd., ADR (1)	540,403	7,884,480
Larsen & Toubro Ltd., GDR (c)	10,829	191,260

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR EMERGING MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
India - 7.8% (continued)
Reliance Industries Ltd., GDR (b)	95,960	$2,291,119
State Bank of India, GDR (c)	20,793	800,419
Tata Motors Ltd., ADR (1)*	107,555	3,363,245
Wipro Ltd., ADR (1)(a)	415,215	2,358,421

		25,337,014

Indonesia - 2.6%
Adaro Energy Tbk. PT	5,742,700	779,546
Bank Negara Indonesia Persero Tbk. PT	346,400	190,477
Bank Rakyat Indonesia Persero Tbk. PT	639,900	726,491
Gudang Garam Tbk. PT	186,400	911,045
Indofood CBP Sukses Makmur Tbk. PT	198,200	128,492
Indofood Sukses Makmur Tbk. PT	1,201,500	752,397
Telekomunikasi Indonesia Persero Tbk. PT	10,654,900	3,705,555
United Tractors Tbk. PT	550,300	1,308,518
Waskita Karya Persero Tbk. PT	866,100	114,295

		8,616,816

Malaysia - 2.6%
AirAsia Bhd.	2,929,392	2,395,710
Genting Bhd.	549,900	1,244,581
Genting Malaysia Bhd.	722,800	921,244
Malayan Banking Bhd.	485,600	1,096,755
Malaysia Airports Holdings Bhd.	140,300	282,466
MISC Bhd.	138,300	239,424
Public Bank Bhd.	257,900	1,248,882
Tenaga Nasional Bhd.	293,800	996,961
YTL Corp. Bhd.	394,000	127,013

		8,553,036

Mexico - 3.6%
America Movil SAB de CV, Class L, ADR (1)	237,576	4,216,974
Arca Continental SAB de CV (1)	102,000	697,252
Coca-Cola Femsa SAB de CV, ADR (1)(a)	9,531	735,126
Fomento Economico Mexicano SAB de CV, ADR (1)	11,960	1,142,539
Gentera SAB de CV (1)	153,900	249,401
Gruma SAB de CV, Class B (1)	82,385	1,204,468
Grupo Aeroportuario del Pacifico SAB de CV, Class B (1)	115,100	1,178,179
Grupo Aeroportuario del Sureste SAB de CV, ADR (1)	5,477	1,045,121
Grupo Bimbo SAB de CV, Series A (1)	52,100	125,801
Grupo Financiero Banorte SAB de CV, Class O (1)	148,000	1,020,639
Grupo Financiero Santander Mexico SAB de CV, Class B, ADR (1)	9,891	99,800

		11,715,300

Peru - 0.2%
Credicorp Ltd. (1)	3,587	735,407

Philippines - 1.1%
Ayala Corp.	12,620	241,180
Ayala Land, Inc.	183,900	157,704
Bank of the Philippine Islands	125,120	245,086
BDO Unibank, Inc.	152,970	393,984
Globe Telecom, Inc.	12,310	497,368

INVESTMENTS	SHARES	VALUE
Philippines - 1.1% (continued)
International Container Terminal Services, Inc.	208,460	$427,698
JG Summit Holdings, Inc.	233,930	345,420
Jollibee Foods Corp.	26,930	129,247
Security Bank Corp.	109,660	525,592
SM Investments Corp.	30,410	529,010

		3,492,289

Poland - 1.8%
Bank Zachodni WBK SA	1,228	117,654
Grupa Azoty SA	2,049	44,811
Grupa Lotos SA	32,372	530,290
Jastrzebska Spolka Weglowa SA *	20,255	535,990
Polski Koncern Naftowy ORLEN SA	105,628	3,524,428
Polskie Gornictwo Naftowe i Gazownictwo SA	245,613	457,323
Powszechny Zaklad Ubezpieczen SA	19,426	245,174
Tauron Polska Energia SA *	245,273	252,194

		5,707,864

Russia - 2.9%
Gazprom PJSC, ADR (1)	350,088	1,466,869
LUKOIL PJSC, ADR	29,278	1,552,767
Mobile TeleSystems PJSC, ADR (1)	246,837	2,576,978
Novatek PJSC, GDR (c)	5,239	615,559
Rosneft Oil Co. PJSC, GDR (c)	68,272	379,898
Severstal PJSC, GDR (c)	89,292	1,336,454
Surgutneftegas OJSC, ADR (1)	88,464	448,513
Tatneft PJSC, ADR	26,709	1,142,665

		9,519,703

South Africa - 5.8%
Bid Corp. Ltd.	19,957	447,676
Bidvest Group Ltd. (The)	186,125	2,373,685
Capitec Bank Holdings Ltd.	3,627	230,092
Exxaro Resources Ltd.	139,805	1,273,063
FirstRand Ltd.	162,042	623,110
Foschini Group Ltd. (The)	109,715	1,100,512
Hyprop Investments Ltd., REIT	13,672	106,671
Imperial Holdings Ltd.	101,945	1,440,478
Investec Ltd.	193,372	1,399,219
Massmart Holdings Ltd.	23,555	193,826
Mondi Ltd.	33,517	895,628
Naspers Ltd., Class N	11,699	2,529,004
Redefine Properties Ltd., REIT	130,202	102,764
Remgro Ltd.	28,077	426,116
Resilient REIT Ltd.	80,551	793,331
RMB Holdings Ltd.	43,486	203,836
Sappi Ltd.	107,450	731,813
Standard Bank Group Ltd.	116,610	1,360,435
Telkom SA SOC Ltd.	275,238	1,205,727
Tiger Brands Ltd.	11,362	316,777
Truworths International Ltd.	219,751	1,252,986

		19,006,749

South Korea - 15.0%
AMOREPACIFIC Group	1,259	135,948
Dongbu Insurance Co. Ltd.	4,429	282,963
E-MART, Inc.	2,801	510,944
Hana Financial Group, Inc.	22,706	941,998

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR EMERGING MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
South Korea - 15.0% (continued)
Hanwha Chemical Corp.	16,167	$459,990
Hanwha Corp.	54,779	2,111,623
Hanwha Life Insurance Co. Ltd.	61,659	369,359
Hyundai Engineering & Construction Co. Ltd.	41,558	1,396,439
Hyundai Marine & Fire Insurance Co. Ltd.	63,590	2,522,032
Hyundai Robotics Co. Ltd. *	413	154,207
KB Financial Group, Inc.	28,012	1,378,166
Korea Investment Holdings Co. Ltd.	4,018	215,547
Korea Zinc Co. Ltd.	207	89,689
Korean Air Lines Co. Ltd. *	15,096	406,953
KT Corp.	9,941	253,437
LG Corp.	6,405	452,268
LG Electronics, Inc.	18,455	1,332,845
LG Uplus Corp.	115,665	1,350,473
Lotte Chemical Corp.	3,717	1,230,696
POSCO	1,754	487,409
Posco Daewoo Corp.	10,492	177,298
S-1 Corp.	1,090	85,059
Samsung Electronics Co. Ltd.	9,520	21,422,131
SK Hynix, Inc.	103,239	7,529,254
SK Innovation Co. Ltd.	3,637	633,908
SK Telecom Co. Ltd.	8,360	1,865,357
Woori Bank	82,268	1,284,350

		49,080,343

Taiwan - 11.4%
Catcher Technology Co. Ltd.	112,000	1,047,685
Cathay Financial Holding Co. Ltd.	374,000	596,007
Chailease Holding Co. Ltd.	160,000	386,475
China Life Insurance Co. Ltd.	1,612,720	1,520,878
CTBC Financial Holding Co. Ltd.	1,070,559	671,989
E.Sun Financial Holding Co. Ltd.	1,180,310	705,405
Eva Airways Corp.	316,879	154,724
Far EasTone Telecommunications Co. Ltd.	123,000	292,637
Feng TAY Enterprise Co. Ltd.	31,014	141,383
First Financial Holding Co. Ltd.	2,009,720	1,290,784
Fubon Financial Holding Co. Ltd.	400,000	625,109
Hon Hai Precision Industry Co. Ltd.	1,580,493	5,488,907
Innolux Corp.	3,848,000	1,801,191
Largan Precision Co. Ltd.	3,000	529,245
Lite-On Technology Corp.	574,410	822,813
Mega Financial Holding Co. Ltd.	450,000	352,235
Nien Made Enterprise Co. Ltd.	61,000	626,388
Pegatron Corp.	402,000	1,046,736
Phison Electronics Corp.	112,000	1,331,456
Pou Chen Corp.	755,000	949,261
Powertech Technology, Inc.	487,000	1,407,494
Realtek Semiconductor Corp.	322,000	1,112,402
Shin Kong Financial Holding Co. Ltd.	632,000	189,637
Taishin Financial Holding Co. Ltd.	345,248	148,775
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (1)	320,511	12,035,188
Uni-President Enterprises Corp.	292,000	612,248
Wistron Corp.	1,783,181	1,430,094

		37,317,146

INVESTMENTS	SHARES	VALUE
Thailand - 2.5%
Airports of Thailand PCL, NVDR	230,300	$408,097
Charoen Pokphand Foods PCL, NVDR	478,600	384,633
Home Product Center PCL, NVDR	307,000	112,499
Krung Thai Bank PCL, NVDR	1,538,300	868,285
PTT Global Chemical PCL, NVDR	1,398,300	3,231,959
PTT PCL, NVDR	61,700	755,525
Robinson PCL, NVDR	70,500	136,519
Thai Oil PCL, NVDR	774,600	2,150,027
Thai Union Group PCL, NVDR	205,504	123,333

		8,170,877

Turkey - 1.5%
Akbank Turk A/S	33,251	87,751
Arcelik A/S	153,439	978,570
BIM Birlesik Magazalar A/S	15,393	320,949
Turkiye Garanti Bankasi A/S	54,457	147,962
Turkiye Halk Bankasi A/S	33,547	114,095
Turkiye Is Bankasi, Class C	778,254	1,480,824
Turkiye Sise ve Cam Fabrikalari A/S	556,140	639,965
Turkiye Vakiflar Bankasi TAO, Class D	559,234	984,510

		4,754,626

United States - 0.3%
Yum China Holdings, Inc. (1)*	25,244	1,009,003

TOTAL COMMON STOCKS (Cost $245,846,352)		315,064,883

SHORT-TERM INVESTMENT - 2.5%

Investment Company - 2.5%
Limited Purpose Cash Investment Fund, 0.97% (d)
(Cost $8,181,462)	8,182,280	8,181,462

SECURITIES LENDING COLLATERAL - 1.3%
Investment Companies - 1.3%
Investments in a Pooled Account through Securities Lending Program with Citibank NA
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 0.91% (d)(e)	665,045	665,045
UBS Asset Management Americas, Inc.
1.10% (d)(e)	3,091,347	3,091,347
1.16% (d)(e)	515,225	515,225

TOTAL SECURITIES LENDING COLLATERAL (Cost $4,271,617)		4,271,617

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 100.3% (Cost $258,299,431)		327,517,962

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)% (f)		(1,017,078)

NET ASSETS - 100.0%		$326,500,884

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR EMERGING MULTI-STYLE FUND

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$26,669,626	8.2%
Consumer Staples	13,629,744	4.2
Energy	23,502,034	7.2
Financials	61,456,684	18.8
Health Care	7,208,325	2.2
Industrials	21,895,232	6.7
Information Technology	98,244,074	30.1
Materials	23,514,676	7.2
Real Estate	8,713,983	2.7
Telecommunication Services	25,575,298	7.8
Utilities	4,655,207	1.4
Short-Term Investment	8,181,462	2.5
Securities Lending Collateral	4,271,617	1.3

Total Investments In Securities At Value	327,517,962	100.3
Liabilities in Excess of Other Assets (f)	(1,017,078)	(0.3)

Net Assets	$326,500,884	100.0%

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2017. The total value of securities on loan at September 30, 2017 was $4,084,323.
(b)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2017 amounted to $2,510,977, which represents approximately 0.77% of net assets of the fund.
(c)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At September 30, 2017, the value of these securities amounted to $3,783,592 or 1.16% of net assets.
(d)	Represents 7-day effective yield as of September 30, 2017.
(e)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(f)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

Abbreviations

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-Voting Depositary Receipt

OJSC - Open Joint Stock Company

PJSC - Public Joint Stock Company

Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT - Real Estate Investment Trust

Futures contracts outstanding as of September 30, 2017:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
MSCI Emerging Markets E-Mini Index	91	12/2017	USD	$4,956,315	$(22,978)

					$(22,978)

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at September 30, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
BARC
Cash	$—	$179,236	$179,236

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR TM LARGE CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 96.5%

Aerospace & Defense - 4.7%
Boeing Co. (The)	14,359	$3,650,201
BWX Technologies, Inc.	1,495	83,750
General Dynamics Corp.	2,116	435,007
Huntington Ingalls Industries, Inc.	7,742	1,753,098
Northrop Grumman Corp.	3,569	1,026,873
Raytheon Co.	11,163	2,082,793
Spirit AeroSystems Holdings, Inc., Class A	20,707	1,609,348

		10,641,070

Air Freight & Logistics - 0.3%
FedEx Corp.	2,819	635,910

Airlines - 1.5%
Copa Holdings SA, Class A (Panama)	2,604	324,276
Delta Air Lines, Inc.	9,395	453,027
JetBlue Airways Corp. *	50,901	943,195
Southwest Airlines Co.	8,666	485,123
United Continental Holdings, Inc. *	19,712	1,200,067

		3,405,688

Auto Components - 0.6%
Goodyear Tire & Rubber Co. (The)	2,279	75,777
Lear Corp.	7,667	1,327,004

		1,402,781

Automobiles - 0.5%
General Motors Co.	19,687	794,961
Thor Industries, Inc.	2,329	293,244

		1,088,205

Banks - 6.7%
Bank of America Corp.	69,166	1,752,666
Citigroup, Inc.	21,870	1,590,824
East West Bancorp, Inc.	3,240	193,687
Fifth Third Bancorp	15,549	435,061
JPMorgan Chase & Co.	47,907	4,575,598
PNC Financial Services Group, Inc. (The)	10,155	1,368,589
Popular, Inc.	3,317	119,213
Regions Financial Corp.	31,659	482,167
SunTrust Banks, Inc.	19,632	1,173,405
US Bancorp	27,273	1,461,560
Wells Fargo & Co.	38,721	2,135,463

		15,288,233

Beverages - 1.0%
Constellation Brands, Inc., Class A	5,091	1,015,400
Molson Coors Brewing Co., Class B	2,182	178,138
PepsiCo, Inc.	10,497	1,169,681

		2,363,219

Biotechnology - 3.0%
AbbVie, Inc.	5,935	527,384
Amgen, Inc.	2,059	383,901
Biogen, Inc. *	1,936	606,200
Bioverativ, Inc. *	803	45,827
Celgene Corp. *	5,935	865,442
Exelixis, Inc. *	54,750	1,326,592
Gilead Sciences, Inc.	22,627	1,833,239

INVESTMENTS	SHARES	VALUE
Biotechnology - 3.0% (continued)
United Therapeutics Corp. *	5,910	$692,593
Vertex Pharmaceuticals, Inc. *	3,664	557,075

		6,838,253

Building Products - 0.7%
Owens Corning	21,173	1,637,732

Capital Markets - 1.2%
Bank of New York Mellon Corp. (The)	16,093	853,251
BlackRock, Inc.	230	102,831
Goldman Sachs Group, Inc. (The)	1,271	301,468
Morgan Stanley	7,455	359,107
S&P Global, Inc.	1,350	211,019
State Street Corp.	9,798	936,101

		2,763,777

Chemicals - 2.8%
Chemours Co. (The)	25,695	1,300,424
DowDuPont, Inc.	18,426	1,275,632
Huntsman Corp.	4,529	124,185
LyondellBasell Industries NV, Class A	34,883	3,455,161
Monsanto Co.	2,354	282,056

		6,437,458

Commercial Services & Supplies - 0.5%
Cintas Corp.	1,937	279,470
Republic Services, Inc.	1,912	126,307
Rollins, Inc.	2,483	114,566
Waste Management, Inc.	7,196	563,231

		1,083,574

Communications Equipment - 1.0%
Brocade Communications Systems, Inc.	2,783	33,257
Cisco Systems, Inc.	56,610	1,903,794
Juniper Networks, Inc.	9,102	253,309

		2,190,360

Consumer Finance - 0.2%
Capital One Financial Corp.	2,959	250,509
Discover Financial Services	2,721	175,450

		425,959

Containers & Packaging - 0.2%
Avery Dennison Corp.	1,201	118,106
Packaging Corp. of America	1,962	225,002

		343,108

Distributors - 0.0% (a)
LKQ Corp. *	2,069	74,463

Diversified Consumer Services - 0.2%
Graham Holdings Co., Class B	127	74,308
H&R Block, Inc.	13,884	367,648

		441,956

Diversified Financial Services - 1.4%
Berkshire Hathaway, Inc., Class B *	17,183	3,149,988

Diversified Telecommunication Services - 0.9%
AT&T, Inc.	50,740	1,987,486

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR TM LARGE CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Electric Utilities - 3.0%
Edison International	2,059	$158,893
Eversource Energy	5,224	315,739
Exelon Corp.	51,791	1,950,967
Great Plains Energy, Inc.	1,921	58,206
NextEra Energy, Inc.	3,907	572,571
PG&E Corp.	32,370	2,204,073
Pinnacle West Capital Corp.	15,375	1,300,110
Xcel Energy, Inc.	4,568	216,158

		6,776,717

Electronic Equipment, Instruments & Components - 0.7%
Arrow Electronics, Inc. *	5,338	429,228
CDW Corp.	2,471	163,086
Corning, Inc.	32,067	959,445

		1,551,759

Energy Equipment & Services - 0.2%
Baker Hughes a GE Co.	3,064	112,204
Oceaneering International, Inc.	5,604	147,217
RPC, Inc.	4,256	105,506

		364,927

Equity Real Estate Investment Trusts (REITs) - 2.9%
American Tower Corp.	3,811	520,888
AvalonBay Communities, Inc.	1,100	196,262
Boston Properties, Inc.	2,258	277,463
Crown Castle International Corp.	2,435	243,451
Digital Realty Trust, Inc.	5,753	680,753
Equinix, Inc.	908	405,240
Equity Residential	6,814	449,247
Essex Property Trust, Inc.	523	132,858
GGP, Inc.	8,721	181,135
HCP, Inc.	14,281	397,440
Host Hotels & Resorts, Inc.	12,303	227,482
Prologis, Inc.	8,185	519,420
Public Storage	2,231	477,412
Realty Income Corp.	6,144	351,375
Simon Property Group, Inc.	3,193	514,105
Ventas, Inc.	7,001	455,975
Vornado Realty Trust	2,869	220,569
Welltower, Inc.	3,145	221,031
Weyerhaeuser Co.	4,966	168,993

		6,641,099

Food & Staples Retailing - 2.3%
Costco Wholesale Corp.	439	72,123
CVS Health Corp.	11,810	960,389
Walgreens Boots Alliance, Inc.	1,043	80,541
Wal-Mart Stores, Inc.	52,580	4,108,601

		5,221,654

Food Products - 1.5%
Archer-Daniels-Midland Co.	17,225	732,235
Bunge Ltd.	1,179	81,893
Conagra Brands, Inc.	15,538	524,252
Flowers Foods, Inc.	9,313	175,177
Ingredion, Inc.	4,937	595,600
Pilgrim’s Pride Corp. *	30,302	860,880
Tyson Foods, Inc., Class A	7,709	543,099

		3,513,136

INVESTMENTS	SHARES	VALUE
Health Care Equipment & Supplies - 0.6%
Baxter International, Inc.	17,159	$1,076,727
Danaher Corp.	3,850	330,253

		1,406,980

Health Care Providers & Services - 4.8%
Aetna, Inc.	4,609	732,877
Anthem, Inc.	8,489	1,611,891
Centene Corp. *	9,130	883,510
Cigna Corp.	1,272	237,788
Express Scripts Holding Co. *	9,627	609,582
Humana, Inc.	7,137	1,738,787
McKesson Corp.	1,917	294,470
UnitedHealth Group, Inc.	10,791	2,113,417
WellCare Health Plans, Inc. *	15,944	2,738,223

		10,960,545

Hotels, Restaurants & Leisure - 2.1%
Carnival Corp.	21,082	1,361,265
Darden Restaurants, Inc.	16,951	1,335,400
Las Vegas Sands Corp.	2,669	171,243
McDonald’s Corp.	1,933	302,863
Royal Caribbean Cruises Ltd.	13,060	1,548,132
Wyndham Worldwide Corp.	1,323	139,457

		4,858,360

Household Durables - 0.6%
DR Horton, Inc.	12,581	502,359
NVR, Inc. *	151	431,105
PulteGroup, Inc.	15,185	415,006
Toll Brothers, Inc.	1,776	73,651

		1,422,121

Household Products - 1.4%
Procter & Gamble Co. (The)	35,873	3,263,726

Industrial Conglomerates - 0.2%
3M Co.	1,376	288,823
General Electric Co.	3,374	81,583

		370,406

Insurance - 6.1%
Aflac, Inc.	16,109	1,311,111
Allstate Corp. (The)	28,843	2,650,960
American Financial Group, Inc.	8,002	827,807
Assured Guaranty Ltd.	49,801	1,879,988
Chubb Ltd.	7,280	1,037,764
CNA Financial Corp.	1,634	82,108
Everest Re Group Ltd.	10,005	2,285,042
First American Financial Corp.	3,974	198,581
Lincoln National Corp.	3,716	273,052
Prudential Financial, Inc.	4,330	460,366
Reinsurance Group of America, Inc.	9,783	1,365,022
Travelers Cos., Inc. (The)	12,093	1,481,634
Unum Group	2,416	123,530

		13,976,965

Internet & Direct Marketing Retail - 1.5%
Amazon.com, Inc. *	2,457	2,362,037
Liberty Interactive Corp. QVC Group, Class A *	8,067	190,139

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR TM LARGE CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Internet & Direct Marketing Retail - 1.5% (continued)
Netflix, Inc. *	2,068	$375,032
Priceline Group, Inc. (The) *	216	395,457

		3,322,665

Internet Software & Services - 5.5%
Akamai Technologies, Inc. *	5,431	264,598
Alphabet, Inc., Class A *	3,130	3,047,744
Alphabet, Inc., Class C *	2,644	2,535,887
eBay, Inc. *	63,140	2,428,364
Facebook, Inc., Class A *	20,889	3,569,304
IAC/InterActiveCorp *	6,383	750,513

		12,596,410

IT Services - 1.9%
Accenture plc, Class A	7,680	1,037,338
Amdocs Ltd.	4,246	273,103
Booz Allen Hamilton Holding Corp.	7,483	279,789
Cognizant Technology Solutions Corp., Class A	2,714	196,873
DXC Technology Co.	2,410	206,971
Fiserv, Inc. *	889	114,645
International Business Machines Corp.	7,713	1,119,002
Leidos Holdings, Inc.	1,612	95,463
Visa, Inc., Class A	8,619	907,064

		4,230,248

Life Sciences Tools & Services - 0.2%
Charles River Laboratories International, Inc. *	3,517	379,906
Mettler-Toledo International, Inc. *	173	108,326

		488,232

Machinery - 2.5%
Caterpillar, Inc.	1,367	170,479
Cummins, Inc.	6,483	1,089,339
Deere & Co.	5,999	753,415
Ingersoll-Rand plc	2,842	253,421
Oshkosh Corp.	31,537	2,603,064
Stanley Black & Decker, Inc.	2,321	350,401
Toro Co. (The)	1,122	69,631
Trinity Industries, Inc.	15,417	491,802

		5,781,552

Media - 1.9%
Cable One, Inc.	205	148,034
Comcast Corp., Class A	48,518	1,866,973
John Wiley & Sons, Inc., Class A	1,815	97,102
Scripps Networks Interactive, Inc., Class A	1,916	164,565
Time Warner, Inc.	5,444	557,738
Walt Disney Co. (The)	15,210	1,499,250

		4,333,662

Metals & Mining - 0.2%
Newmont Mining Corp.	2,949	110,617
Royal Gold, Inc.	592	50,936
Steel Dynamics, Inc.	10,249	353,283

		514,836

Mortgage Real Estate Investment Trusts (REITs) - 0.2%
Annaly Capital Management, Inc.	45,232	551,378

INVESTMENTS	SHARES	VALUE
Multiline Retail - 0.9%
Kohl’s Corp.	23,012	$1,050,498
Target Corp.	16,679	984,228

		2,034,726

Multi-Utilities - 2.2%
Ameren Corp.	32,260	1,865,918
Consolidated Edison, Inc.	19,556	1,577,778
DTE Energy Co.	10,643	1,142,633
Public Service Enterprise Group, Inc.	10,287	475,774

		5,062,103

Oil, Gas & Consumable Fuels - 1.2%
Devon Energy Corp.	4,735	173,822
Exxon Mobil Corp.	2,166	177,568
Marathon Petroleum Corp.	10,502	588,952
Murphy Oil Corp.	4,112	109,215
Pioneer Natural Resources Co.	794	117,147
Valero Energy Corp.	18,829	1,448,515

		2,615,219

Personal Products - 0.1%
Nu Skin Enterprises, Inc., Class A	1,653	101,626

Pharmaceuticals - 2.8%
Johnson & Johnson	22,914	2,979,049
Merck & Co., Inc.	19,697	1,261,199
Pfizer, Inc.	58,030	2,071,671

		6,311,919

Professional Services - 0.2%
ManpowerGroup, Inc.	4,658	548,806

Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A *	4,543	172,089
Jones Lang LaSalle, Inc.	772	95,342

		267,431

Road & Rail - 0.5%
CSX Corp.	5,373	291,539
Norfolk Southern Corp.	991	131,050
Union Pacific Corp.	6,503	754,153

		1,176,742

Semiconductors & Semiconductor Equipment - 6.4%
Applied Materials, Inc.	49,090	2,557,098
Intel Corp.	78,238	2,979,303
Lam Research Corp.	8,722	1,613,919
Micron Technology, Inc. *	90,803	3,571,282
NVIDIA Corp.	7,704	1,377,244
ON Semiconductor Corp. *	6,682	123,417
Skyworks Solutions, Inc.	8,386	854,533
Teradyne, Inc.	3,157	117,725
Texas Instruments, Inc.	15,716	1,408,782

		14,603,303

Software - 4.4%
Activision Blizzard, Inc.	26,354	1,700,097
Adobe Systems, Inc. *	2,751	410,394
Cadence Design Systems, Inc. *	3,460	136,566
Citrix Systems, Inc. *	3,148	241,829

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR TM LARGE CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Software - 4.4% (continued)
Electronic Arts, Inc. *	8,700	$1,027,122
Micro Focus International plc, ADR (United Kingdom) *	7,054	225,023
Microsoft Corp.	58,007	4,320,941
Oracle Corp.	12,228	591,224
Synopsys, Inc. *	1,540	124,016
VMware, Inc., Class A *(b)	11,650	1,272,064

		10,049,276

Specialty Retail - 3.2%
Best Buy Co., Inc.	47,726	2,718,473
Burlington Stores, Inc. *	4,008	382,604
Gap, Inc. (The)	18,676	551,502
Home Depot, Inc. (The)	10,523	1,721,142
Lowe’s Cos., Inc.	4,338	346,780
Ross Stores, Inc.	8,340	538,514
TJX Cos., Inc. (The)	5,587	411,929
Williams-Sonoma, Inc. (b)	11,418	569,301

		7,240,245

Technology Hardware, Storage & Peripherals - 5.1%
Apple, Inc.	53,643	8,267,459
Hewlett Packard Enterprise Co.	4,830	71,049
HP, Inc.	33,050	659,678
NetApp, Inc.	3,703	162,043
Western Digital Corp.	28,086	2,426,631

		11,586,860

Textiles, Apparel & Luxury Goods - 0.4%
Michael Kors Holdings Ltd. *	11,609	555,491
PVH Corp.	1,360	171,442
Skechers U.S.A., Inc., Class A *	6,150	154,303

		881,236

Thrifts & Mortgage Finance - 0.0% (a)
New York Community Bancorp, Inc.	5,186	66,847

Tobacco - 1.1%
Altria Group, Inc.	14,357	910,521
Philip Morris International, Inc.	13,396	1,487,090

		2,397,611

Trading Companies & Distributors - 0.2%
United Rentals, Inc. *	2,683	372,239

TOTAL COMMON STOCKS (Cost $179,802,214)		219,662,787

EXCHANGE TRADED FUND - 2.3%
SPDR S&P500 Fund Trust
(Cost $4,365,619)	20,681	5,195,687

SHORT-TERM INVESTMENT - 1.5%

Investment Company - 1.5%
Limited Purpose Cash Investment Fund, 0.97% (2)(c)
(Cost $3,489,933)	3,490,282	3,489,933

INVESTMENTS	SHARES	VALUE
SECURITIES LENDING COLLATERAL - 0.7%

Investment Companies - 0.7%
Investments in a Pooled Account through Securities Lending Program with Citibank NA
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 0.91% (2)(c)(d)	264,540	$264,540
UBS Asset Management Americas, Inc.
1.10% (2)(c)(d)	1,229,668	1,229,668
1.16% (2)(c)(d)	204,944	204,944

TOTAL SECURITIES LENDING COLLATERAL (Cost $1,699,152)		1,699,152

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 101.0% (Cost $189,356,918)		230,047,559

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.0)%		(2,271,937)

NET ASSETS - 100.0%		$227,775,622

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$27,100,421	11.9%
Consumer Staples	16,860,973	7.4
Energy	2,980,146	1.3
Exchange Traded Fund	5,195,687	2.3
Financials	36,223,147	15.9
Health Care	26,005,930	11.4
Industrials	25,653,717	11.3
Information Technology	56,808,215	25.0
Materials	7,295,403	3.2
Real Estate	6,908,530	3.0
Telecommunication Services	1,987,486	0.9
Utilities	11,838,819	5.2
Short-Term Investment	3,489,933	1.5
Securities Lending Collateral	1,699,152	0.7

Total Investments In Securities At Value	230,047,559	101.0
Liabilities in Excess of Other Assets	(2,271,937)	(1.0)

Net Assets	$227,775,622	100.0%

All securities are United States companies, unless noted otherwise in parentheses.

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	The security or a portion of this security is on loan at September 30, 2017. The total value of securities on loan at September 30, 2017 was $1,656,365.
(c)	Represents 7-day effective yield as of September 30, 2017.
(d)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.

Abbreviations

ADR - American Depositary Receipt

SPDR - Standard & Poor’s Depository Receipts

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR TM SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 95.7%

Aerospace & Defense - 1.4%
AAR Corp.	216	$8,160
Curtiss-Wright Corp.	441	46,102
DigitalGlobe, Inc. *	820	28,905
Ducommun, Inc. *	1,659	53,171
Esterline Technologies Corp. *	664	59,859
Moog, Inc., Class A *	620	51,727
National Presto Industries, Inc.	153	16,287
Triumph Group, Inc.	327	9,728
Vectrus, Inc. *	4,540	140,014

		413,953

Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. *	424	10,320
Atlas Air Worldwide Holdings, Inc. *	488	32,111
Hub Group, Inc., Class A *	901	38,698

		81,129

Airlines - 0.2%
Allegiant Travel Co.	100	13,170
Hawaiian Holdings, Inc. *	353	13,255
SkyWest, Inc.	613	26,911

		53,336

Auto Components - 3.8%
American Axle & Manufacturing Holdings, Inc. *	7,733	135,946
Cooper Tire & Rubber Co.	3,829	143,205
Cooper-Standard Holdings, Inc. *	1,963	227,649
Dana, Inc.	8,236	230,279
Dorman Products, Inc. *	955	68,397
LCI Industries	832	96,387
Standard Motor Products, Inc.	409	19,734
Stoneridge, Inc. *	2,663	52,754
Tenneco, Inc.	1,576	95,616
Tower International, Inc.	910	24,752

		1,094,719

Automobiles - 0.0% (a)
Winnebago Industries, Inc.	192	8,592

Banks - 7.8%
1st Source Corp.	596	30,277
Ameris Bancorp	415	19,920
BancFirst Corp.	454	25,764
BancorpSouth, Inc.	1,587	50,863
Brookline Bancorp, Inc.	960	14,880
Cathay General Bancorp	1,997	80,279
CenterState Bank Corp.	1,055	28,274
Chemical Financial Corp.	260	13,588
City Holding Co.	216	15,533
Columbia Banking System, Inc.	372	15,665
Community Bank System, Inc.	237	13,094
Community Trust Bancorp, Inc.	222	10,323
Customers Bancorp, Inc. *	1,062	34,642
Eagle Bancorp, Inc. *	507	33,994
Enterprise Financial Services Corp.	914	38,708
FCB Financial Holdings, Inc., Class A *	390	18,837
Fidelity Southern Corp.	1,092	25,815

INVESTMENTS	SHARES	VALUE
Banks - 7.8% (continued)
First Bancorp*	6,344	$32,481
First Busey Corp.	462	14,488
First Citizens BancShares, Inc., Class A	240	89,734
First Commonwealth Financial Corp.	899	12,703
First Financial Bancorp	1,301	34,021
First Financial Corp.	204	9,710
First Interstate BancSystem, Inc., Class A	2,036	77,877
First Merchants Corp.	1,693	72,680
First Midwest Bancorp, Inc.	601	14,075
Flushing Financial Corp.	605	17,981
Fulton Financial Corp.	3,838	71,963
Great Southern Bancorp, Inc.	321	17,864
Great Western Bancorp, Inc.	3,368	139,031
Hancock Holding Co.	2,862	138,664
Hanmi Financial Corp.	598	18,508
Heartland Financial USA, Inc.	1,496	73,902
Heritage Financial Corp.	437	12,892
Hilltop Holdings, Inc.	1,412	36,712
Home BancShares, Inc.	828	20,882
Hope Bancorp, Inc.	603	10,679
IBERIABANK Corp.	342	28,095
Independent Bank Corp.	200	14,930
Independent Bank Group, Inc.	221	13,326
International Bancshares Corp.	2,092	83,889
LegacyTexas Financial Group, Inc.	1,654	66,028
MB Financial, Inc.	1,204	54,204
Midland States Bancorp, Inc.	586	18,564
NBT Bancorp, Inc.	821	30,147
Old National Bancorp	1,544	28,255
Pacific Premier Bancorp, Inc. *	310	11,703
Preferred Bank	1,016	61,316
Renasant Corp.	315	13,514
Sandy Spring Bancorp, Inc.	415	17,198
ServisFirst Bancshares, Inc.	2,223	86,364
Simmons First National Corp., Class A	253	14,649
Texas Capital Bancshares, Inc. *	682	58,516
Towne Bank	838	28,073
TriCo Bancshares	365	14,874
Trustmark Corp.	1,520	50,342
UMB Financial Corp.	392	29,200
Umpqua Holdings Corp.	1,836	35,820
Wintrust Financial Corp.	1,674	131,091

		2,277,401

Beverages - 1.2%
Boston Beer Co., Inc. (The), Class A *	75	11,715
Coca-Cola Bottling Co. Consolidated	311	67,098
Craft Brew Alliance, Inc. *	676	11,864
MGP Ingredients, Inc.	1,189	72,089
National Beverage Corp.	1,604	198,976

		361,742

Biotechnology - 5.8%
Acorda Therapeutics, Inc. *	1,428	33,772
AMAG Pharmaceuticals, Inc. *	1,811	33,413
Amicus Therapeutics, Inc. *	1,954	29,466
Array BioPharma, Inc. *	2,096	25,781
Avexis, Inc. *	345	33,372
BioSpecifics Technologies Corp. *	830	38,612

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR TM SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Biotechnology - 5.8% (continued)
Bluebird Bio, Inc. *	544	$74,718
Blueprint Medicines Corp. *	549	38,249
Calithera Biosciences, Inc. *	5,047	79,490
Clovis Oncology, Inc. *	479	39,470
Conatus Pharmaceuticals, Inc. *	4,838	26,561
Eagle Pharmaceuticals, Inc. *	2,152	128,345
Emergent BioSolutions, Inc. *	3,564	144,164
Enanta Pharmaceuticals, Inc. *	516	24,149
Epizyme, Inc. *	417	7,944
Esperion Therapeutics, Inc. *	664	33,280
Exact Sciences Corp. *	3,627	170,904
FibroGen, Inc. *	1,681	90,438
Halozyme Therapeutics, Inc. *	1,617	28,087
Insmed, Inc. *	1,004	31,335
Kite Pharma, Inc. *	666	119,753
Loxo Oncology, Inc. *	306	28,189
Momenta Pharmaceuticals, Inc. *	1,442	26,677
Myriad Genetics, Inc. *	2,100	75,978
PDL BioPharma, Inc. *	7,288	24,706
Portola Pharmaceuticals, Inc. *	648	35,011
Prothena Corp. plc (Ireland) *	347	22,475
PTC Therapeutics, Inc. *	820	16,408
Puma Biotechnology, Inc. *	386	46,224
Repligen Corp. *	2,445	93,692
Retrophin, Inc. *	707	17,597
Sarepta Therapeutics, Inc. *	863	39,146
Xencor, Inc. *	746	17,098

		1,674,504

Building Products - 1.8%
American Woodmark Corp. *	589	56,691
Apogee Enterprises, Inc.	2,460	118,720
Builders FirstSource, Inc. *	550	9,894
Continental Building Products, Inc. *	491	12,766
Insteel Industries, Inc.	1,217	31,776
Patrick Industries, Inc. *	1,949	163,911
Ply Gem Holdings, Inc. *	510	8,695
Trex Co., Inc. *	508	45,756
Universal Forest Products, Inc.	723	70,970

		519,179

Capital Markets - 0.9%
Cohen & Steers, Inc.	445	17,573
Evercore, Inc., Class A	611	49,033
Financial Engines, Inc.	793	27,557
INTL. FCStone, Inc. *	893	34,220
Stifel Financial Corp.	1,508	80,617
Waddell & Reed Financial, Inc., Class A	2,917	58,544

		267,544

Chemicals - 1.7%
American Vanguard Corp.	513	11,748
Chase Corp.	349	38,879
FutureFuel Corp.	1,364	21,469
Ingevity Corp. *	517	32,297
Innospec, Inc.	465	28,667
KMG Chemicals, Inc.	342	18,769
Kronos Worldwide, Inc.	5,025	114,721
Rayonier Advanced Materials, Inc.	587	8,042

INVESTMENTS	SHARES	VALUE
Chemicals - 1.7% (continued)
Stepan Co.	626	$52,371
Trinseo SA	2,136	143,326
Tronox Ltd., Class A	525	11,077

		481,366

Commercial Services & Supplies - 2.1%
ABM Industries, Inc.	344	14,348
ACCO Brands Corp. *	7,255	86,334
Brady Corp., Class A	339	12,865
Brink’s Co. (The)	652	54,931
Deluxe Corp.	973	70,990
Ennis, Inc.	4,170	81,941
Herman Miller, Inc.	1,351	48,501
HNI Corp.	497	20,611
Hudson Technologies, Inc. *	4,075	31,826
Interface, Inc.	864	18,922
Kimball International, Inc., Class B	1,084	21,431
Multi-Color Corp.	154	12,620
Quad/Graphics, Inc.	435	9,835
Steelcase, Inc., Class A	1,633	25,148
Tetra Tech, Inc.	377	17,549
UniFirst Corp.	160	24,240
Viad Corp.	593	36,114
West Corp.	471	11,054

		599,260

Communications Equipment - 1.0%
Applied Optoelectronics, Inc. *(b)	1,758	113,690
Ciena Corp. *	459	10,084
Finisar Corp. *	2,471	54,782
InterDigital, Inc.	369	27,214
NetScout Systems, Inc. *	293	9,478
Oclaro, Inc. *	4,889	42,192
Plantronics, Inc.	480	21,226
Ubiquiti Networks, Inc. *(b)	190	10,644

		289,310

Construction & Engineering - 2.0%
Argan, Inc.	3,081	207,197
Comfort Systems USA, Inc.	260	9,282
Dycom Industries, Inc. *	271	23,273
EMCOR Group, Inc.	2,083	144,519
MasTec, Inc. *	2,039	94,610
Tutor Perini Corp. *	3,511	99,712

		578,593

Construction Materials - 0.2%
Summit Materials, Inc., Class A *	1,350	43,241
US Concrete, Inc. *	110	8,393

		51,634

Consumer Finance - 0.9%
FirstCash, Inc.	490	30,944
Green Dot Corp., Class A *	652	32,326
LendingClub Corp. *	3,386	20,621
Nelnet, Inc., Class A	1,242	62,721
World Acceptance Corp. *	1,297	107,508

		254,120

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR TM SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Distributors - 0.0% (a)
Core-Mark Holding Co., Inc.	182	$5,849

Diversified Consumer Services - 1.8%
Adtalem Global Education, Inc.	3,636	130,350
American Public Education, Inc. *	2,067	43,510
Capella Education Co.	1,579	110,767
Career Education Corp. *	1,079	11,211
Grand Canyon Education, Inc. *	1,571	142,678
K12, Inc. *	733	13,077
Weight Watchers International, Inc. *(b)	1,807	78,695

		530,288

Diversified Telecommunication Services - 0.4%
Cincinnati Bell, Inc. *	406	8,059
General Communication, Inc., Class A *	525	21,415
IDT Corp., Class B	1,978	27,850
Vonage Holdings Corp. *	7,102	57,810

		115,134

Electric Utilities - 0.4%
Portland General Electric Co.	285	13,007
Spark Energy, Inc., Class A	7,543	113,145

		126,152

Electrical Equipment - 0.2%
Encore Wire Corp.	284	12,716
EnerSys	337	23,311
Sunrun, Inc. *	5,213	28,932

		64,959

Electronic Equipment, Instruments & Components - 4.1%
Anixter International, Inc. *	491	41,735
AVX Corp.	825	15,040
Benchmark Electronics, Inc. *	1,481	50,576
Control4 Corp. *	2,299	67,728
ePlus, Inc. *	911	84,222
II-VI, Inc. *	1,385	56,993
Insight Enterprises, Inc. *	755	34,670
KEMET Corp. *	4,244	89,676
Kimball Electronics, Inc. *	653	14,137
Methode Electronics, Inc.	3,020	127,897
PCM, Inc. *	1,173	16,422
Plexus Corp. *	496	27,816
Rogers Corp. *	558	74,370
Sanmina Corp. *	5,265	195,595
SYNNEX Corp.	277	35,043
Tech Data Corp. *	902	80,143
TTM Technologies, Inc. *	8,047	123,682
Vishay Intertechnology, Inc.	2,321	43,635

		1,179,380

Energy Equipment & Services - 1.1%
Atwood Oceanics, Inc. *	3,485	32,724
Diamond Offshore Drilling, Inc. *(b)	1,387	20,111
Exterran Corp. *	1,357	42,895
Fairmount Santrol Holdings, Inc. *	5,665	27,079
Helix Energy Solutions Group, Inc. *	1,090	8,055
McDermott International, Inc. *	4,728	34,373
Newpark Resources, Inc. *	1,149	11,490
Unit Corp. *	1,495	30,767

INVESTMENTS	SHARES	VALUE
Energy Equipment & Services - 1.1% (continued)
US Silica Holdings, Inc.	3,440	$106,881

		314,375

Equity Real Estate Investment Trusts (REITs) - 6.2%
Acadia Realty Trust	1,231	35,231
Agree Realty Corp.	839	41,178
Alexander & Baldwin, Inc.	361	16,725
American Assets Trust, Inc.	543	21,595
CareTrust REIT, Inc.	1,659	31,587
CBL & Associates Properties, Inc.	2,967	24,893
Chesapeake Lodging Trust	765	20,632
Cousins Properties, Inc.	4,398	41,077
DiamondRock Hospitality Co.	4,030	44,128
EastGroup Properties, Inc.	408	35,953
Education Realty Trust, Inc.	774	27,810
First Industrial Realty Trust, Inc.	1,565	47,091
Four Corners Property Trust, Inc.	2,206	54,974
Franklin Street Properties Corp.	3,946	41,907
GEO Group, Inc. (The)	2,109	56,732
Global Net Lease, Inc.	501	10,967
Government Properties Income Trust	2,069	38,835
Gramercy Property Trust	2,337	70,694
Healthcare Realty Trust, Inc.	1,651	53,393
Kite Realty Group Trust	1,564	31,671
LaSalle Hotel Properties	1,494	43,356
Lexington Realty Trust	3,470	35,463
LTC Properties, Inc.	343	16,114
Mack-Cali Realty Corp.	1,735	41,137
Monmouth Real Estate Investment Corp.	2,604	42,159
National Health Investors, Inc.	344	26,588
Pebblebrook Hotel Trust	1,063	38,417
Physicians Realty Trust	2,815	49,910
Potlatch Corp.	748	38,148
PS Business Parks, Inc.	158	21,093
QTS Realty Trust, Inc., Class A	703	36,809
Quality Care Properties, Inc. *	1,994	30,907
Ramco-Gershenson Properties Trust	1,220	15,872
Retail Opportunity Investments Corp.	955	18,155
Rexford Industrial Realty, Inc.	1,175	33,629
RLJ Lodging Trust	1,646	36,212
Ryman Hospitality Properties, Inc.	689	43,056
Sabra Health Care REIT, Inc.	2,999	65,798
Select Income REIT	922	21,593
Seritage Growth Properties, Class A	414	19,073
STAG Industrial, Inc.	1,114	30,602
Starwood Waypoint Homes *	1,719	62,520
Summit Hotel Properties, Inc.	2,091	33,435
Sunstone Hotel Investors, Inc.	3,628	58,302
Terreno Realty Corp.	1,043	37,736
Universal Health Realty Income Trust	281	21,213
Urban Edge Properties	942	22,721
Washington Prime Group, Inc.	2,685	22,366
Washington REIT	1,244	40,753
Xenia Hotels & Resorts, Inc.	1,802	37,932

		1,788,142

Food & Staples Retailing - 0.3%
Ingles Markets, Inc., Class A	790	20,303
United Natural Foods, Inc. *	258	10,730

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR TM SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Food & Staples Retailing - 0.3% (continued)
Weis Markets, Inc.	1,110	$48,285

		79,318

Food Products - 2.1%
Darling Ingredients, Inc. *	2,391	41,890
Dean Foods Co.	3,310	36,013
John B Sanfilippo & Son, Inc.	1,660	111,735
Omega Protein Corp.	2,443	40,676
Sanderson Farms, Inc.	2,294	370,527

		600,841

Gas Utilities - 0.9%
ONE Gas, Inc.	1,128	83,066
Southwest Gas Holdings, Inc.	1,570	121,863
WGL Holdings, Inc.	625	52,625

		257,554

Health Care Equipment & Supplies - 2.2%
Anika Therapeutics, Inc. *	509	29,522
Cutera, Inc. *	382	15,796
Globus Medical, Inc., Class A *	4,292	127,558
Heska Corp. *	499	43,957
ICU Medical, Inc. *	129	23,975
Inogen, Inc. *	121	11,507
Integer Holdings Corp. *	346	17,698
iRadimed Corp. *	318	3,053
Lantheus Holdings, Inc. *	4,266	75,935
LeMaitre Vascular, Inc.	836	31,283
Masimo Corp. *	1,716	148,537
Merit Medical Systems, Inc. *	633	26,807
NxStage Medical, Inc. *	937	25,861
OraSure Technologies, Inc. *	2,197	49,432

		630,921

Health Care Providers & Services - 1.5%
AMN Healthcare Services, Inc. *	3,796	173,477
BioTelemetry, Inc. *	602	19,866
Chemed Corp.	398	80,416
HealthEquity, Inc. *	774	39,149
Molina Healthcare, Inc. *	429	29,498
Select Medical Holdings Corp. *	871	16,723
Tivity Health, Inc. *	864	35,251
Triple-S Management Corp., Class B *	1,169	27,682

		422,062

Health Care Technology - 0.2%
Cotiviti Holdings, Inc. *	1,424	51,236

Hotels, Restaurants & Leisure - 1.7%
Bloomin’ Brands, Inc.	1,971	34,690
Caesars Entertainment Corp. *(b)	2,006	26,780
Cheesecake Factory, Inc. (The)	475	20,007
Cracker Barrel Old Country Store, Inc.	424	64,287
Dave & Buster’s Entertainment, Inc. *	2,047	107,427
Eldorado Resorts, Inc. *(b)	2,433	62,406
Jack in the Box, Inc.	134	13,657
Marcus Corp. (The)	552	15,290
Marriott Vacations Worldwide Corp.	705	87,794
Ruth’s Hospitality Group, Inc.	1,008	21,118
Texas Roadhouse, Inc.	636	31,253

		484,709

INVESTMENTS	SHARES	VALUE
Household Durables - 2.0%
Bassett Furniture Industries, Inc.	678	$25,561
Flexsteel Industries, Inc.	1,412	71,588
Hooker Furniture Corp.	1,101	52,573
Installed Building Products, Inc. *	210	13,608
iRobot Corp. *(b)	1,503	115,821
KB Home	2,196	52,968
La-Z-Boy, Inc.	2,585	69,537
MDC Holdings, Inc.	1,664	55,261
NACCO Industries, Inc., Class A	783	67,181
TopBuild Corp. *	772	50,311

		574,409

Household Products - 0.0% (a)
Central Garden & Pet Co., Class A *	316	11,752

Insurance - 4.9%
American Equity Investment Life Holding Co.	5,209	151,478
AMERISAFE, Inc.	400	23,280
Argo Group International Holdings Ltd.	1,163	71,525
CNO Financial Group, Inc.	5,362	125,149
Employers Holdings, Inc.	3,538	160,802
Enstar Group Ltd. *	107	23,791
FBL Financial Group, Inc., Class A	241	17,955
Genworth Financial, Inc., Class A *	7,815	30,088
HCI Group, Inc.	1,062	40,622
Heritage Insurance Holdings, Inc.	2,916	38,520
Horace Mann Educators Corp.	702	27,624
James River Group Holdings Ltd.	384	15,928
National General Holdings Corp.	765	14,619
National Western Life Group, Inc., Class A	265	92,485
Navigators Group, Inc. (The)	846	49,364
Primerica, Inc.	3,047	248,483
Selective Insurance Group, Inc.	1,957	105,384
Universal Insurance Holdings, Inc.	7,842	180,366

		1,417,463

Internet & Direct Marketing Retail - 0.8%
1-800-Flowers.com, Inc., Class A *	2,307	22,724
Nutrisystem, Inc.	2,415	134,999
PetMed Express, Inc.	2,123	70,377

		228,100

Internet Software & Services - 1.6%
Alarm.com Holdings, Inc. *	340	15,361
Appfolio, Inc., Class A *	180	8,631
Blucora, Inc. *	2,571	65,046
GrubHub, Inc. *(b)	1,415	74,514
j2 Global, Inc.	772	57,035
Meet Group, Inc. (The) *	5,312	19,336
NIC, Inc.	666	11,422
Shutterstock, Inc. *(b)	274	9,122
Stamps.com, Inc. *	639	129,493
TrueCar, Inc. *	1,879	29,670
Yelp, Inc. *	1,124	48,669

		468,299

IT Services - 1.3%
CACI International, Inc., Class A *	279	38,879
Convergys Corp.	2,290	59,288
Hackett Group, Inc. (The)	3,663	55,641

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR TM SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
IT Services - 1.3% (continued)
MAXIMUS, Inc.	809	$52,180
Science Applications International Corp.	905	60,499
Sykes Enterprises, Inc. *	3,059	89,200
TeleTech Holdings, Inc.	878	36,657

		392,344

Leisure Products - 1.6%
American Outdoor Brands Corp. *	6,512	99,308
Callaway Golf Co.	668	9,639
Johnson Outdoors, Inc., Class A	2,942	215,590
MCBC Holdings, Inc. *	1,696	34,564
Nautilus, Inc. *	3,108	52,525
Sturm Ruger & Co., Inc. (b)	1,098	56,767

		468,393

Life Sciences Tools & Services - 1.1%
Cambrex Corp. *	2,720	149,600
INC Research Holdings, Inc., Class A *	1,335	69,821
PAREXEL International Corp. *	713	62,801
PRA Health Sciences, Inc. *	666	50,729

		332,951

Machinery - 3.5%
Alamo Group, Inc.	854	91,694
Altra Industrial Motion Corp.	302	14,526
Astec Industries, Inc.	615	34,446
Barnes Group, Inc.	1,140	80,302
Columbus McKinnon Corp.	489	18,518
Federal Signal Corp.	721	15,343
FreightCar America, Inc.	640	12,518
Global Brass & Copper Holdings, Inc.	905	30,589
Greenbrier Cos., Inc. (The)	2,523	121,483
Hillenbrand, Inc.	380	14,763
Hyster-Yale Materials Handling, Inc.	144	11,007
John Bean Technologies Corp.	342	34,576
Kadant, Inc.	399	39,322
Lydall, Inc. *	501	28,707
Meritor, Inc. *	8,477	220,487
Mueller Industries, Inc.	449	15,693
Spartan Motors, Inc.	5,723	63,239
Wabash National Corp.	7,448	169,963

		1,017,176

Marine - 0.0% (a)
Matson, Inc.	320	9,018

Media - 1.3%
Gray Television, Inc. *	9,482	148,867
Meredith Corp.	694	38,517
MSG Networks, Inc., Class A *	2,834	60,081
New York Times Co. (The), Class A	809	15,856
Scholastic Corp.	1,000	37,200
Sinclair Broadcast Group, Inc., Class A	2,209	70,799

		371,320

Metals & Mining - 1.2%
AK Steel Holding Corp. *	3,958	22,125
Cleveland-Cliffs, Inc. *	22,042	157,601
Coeur Mining, Inc. *	1,480	13,601
Commercial Metals Co.	874	16,632

INVESTMENTS	SHARES	VALUE
Metals & Mining - 1.2% (continued)
Hecla Mining Co.	3,653	$18,338
Schnitzer Steel Industries, Inc., Class A	444	12,499
Worthington Industries, Inc.	2,326	106,996

		347,792

Mortgage Real Estate Investment Trusts (REITs) - 0.9%
Apollo Commercial Real Estate Finance, Inc. (b)	1,429	25,879
Capstead Mortgage Corp.	4,188	40,414
CYS Investments, Inc.	4,773	41,239
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	990	24,126
Invesco Mortgage Capital, Inc.	3,132	53,651
PennyMac Mortgage Investment Trust	2,166	37,667
Redwood Trust, Inc.	2,616	42,615

		265,591

Multiline Retail - 0.1%
Big Lots, Inc.	563	30,160
Dillard’s, Inc., Class A	142	7,962

		38,122

Multi-Utilities - 0.4%
Avista Corp.	935	48,405
Black Hills Corp.	573	39,463
NorthWestern Corp.	698	39,744

		127,612

Oil, Gas & Consumable Fuels - 0.6%
Arch Coal, Inc., Class A	784	56,244
Jones Energy, Inc., Class A *	4,706	9,036
Renewable Energy Group, Inc. *	705	8,566
REX American Resources Corp. *	899	84,353
Ultra Petroleum Corp. *	2,832	24,553

		182,752

Paper & Forest Products - 0.7%
Boise Cascade Co. *	924	32,248
Louisiana-Pacific Corp. *	5,156	139,624
Neenah Paper, Inc.	279	23,868
PH Glatfelter Co.	622	12,098

		207,838

Personal Products - 0.6%
Medifast, Inc.	218	12,942
Natural Health Trends Corp.	2,043	48,828
USANA Health Sciences, Inc. *	2,021	116,612

		178,382

Pharmaceuticals - 1.9%
Aerie Pharmaceuticals, Inc. *	416	20,217
Catalent, Inc. *	1,497	59,760
Corcept Therapeutics, Inc. *	9,224	178,023
Horizon Pharma plc*	1,116	14,151
Innoviva, Inc. *	1,707	24,103
Lannett Co., Inc. *	808	14,908
MyoKardia, Inc. *	229	9,813
Omeros Corp. *(b)	1,120	24,214
Phibro Animal Health Corp., Class A	1,654	61,281
SciClone Pharmaceuticals, Inc. *	4,021	45,035

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR TM SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Pharmaceuticals - 1.9% (continued)
Sucampo Pharmaceuticals, Inc., Class A *	2,112	$24,922
Supernus Pharmaceuticals, Inc. *	1,944	77,760

		554,187

Professional Services - 1.5%
Advisory Board Co. (The) *	550	29,494
Barrett Business Services, Inc.	1,074	60,713
CBIZ, Inc. *	559	9,084
ICF International, Inc. *	362	19,530
Insperity, Inc.	1,548	136,224
Kelly Services, Inc., Class A	1,421	35,653
Korn/Ferry International	335	13,209
Navigant Consulting, Inc. *	838	14,179
On Assignment, Inc. *	801	42,997
RPX Corp. *	745	9,893
TrueBlue, Inc. *	1,922	43,149
Willdan Group, Inc. *	882	28,630

		442,755

Road & Rail - 0.9%
ArcBest Corp.	433	14,484
Knight-Swift Transportation Holdings, Inc. *	706	29,334
Marten Transport Ltd.	1,020	20,961
Saia, Inc. *	2,991	187,386
Werner Enterprises, Inc.	597	21,821

		273,986

Semiconductors & Semiconductor Equipment - 4.7%
Advanced Energy Industries, Inc. *	2,608	210,622
Alpha & Omega Semiconductor Ltd. *	2,016	33,244
Ambarella, Inc. *	263	12,890
Amkor Technology, Inc. *	9,297	98,083
AXT, Inc. *	3,857	35,292
Brooks Automation, Inc.	3,110	94,420
Cabot Microelectronics Corp.	1,094	87,443
Cirrus Logic, Inc. *	3,368	179,582
Entegris, Inc. *	4,311	124,372
Integrated Device Technology, Inc. *	1,046	27,803
MKS Instruments, Inc.	1,903	179,738
Monolithic Power Systems, Inc.	99	10,549
Nanometrics, Inc. *	488	14,054
Photronics, Inc. *	2,971	26,293
Power Integrations, Inc.	244	17,861
Rudolph Technologies, Inc. *	1,818	47,813
Silicon Laboratories, Inc. *	414	33,079
SunPower Corp. *	1,611	11,744
Synaptics, Inc. *	262	10,265
Ultra Clean Holdings, Inc. *	3,163	96,851

		1,351,998

Software - 1.3%
Aspen Technology, Inc. *	572	35,927
Barracuda Networks, Inc. *	474	11,485
Blackbaud, Inc.	104	9,131
Ebix, Inc.	1,465	95,591
Ellie Mae, Inc. *	208	17,083
Fair Isaac Corp.	251	35,265
Mitek Systems, Inc. *	2,473	23,493
Paycom Software, Inc. *	705	52,847
Pegasystems, Inc.	792	45,659

INVESTMENTS	SHARES	VALUE
Software - 1.3% (continued)
RingCentral, Inc., Class A *	653	$27,263
Synchronoss Technologies, Inc. *	835	7,791
Zix Corp. *	2,413	11,800

		373,335

Specialty Retail - 2.0%
Aaron’s, Inc.	1,812	79,058
American Eagle Outfitters, Inc.	2,416	34,549
Asbury Automotive Group, Inc. *	157	9,593
Big 5 Sporting Goods Corp.	1,501	11,483
Buckle, Inc. (The)	725	12,216
Caleres, Inc.	1,977	60,338
Chico’s FAS, Inc.	1,414	12,655
Children’s Place, Inc. (The)	797	94,166
Citi Trends, Inc.	505	10,034
DSW, Inc., Class A	586	12,587
Francesca’s Holdings Corp. *	4,988	36,712
Genesco, Inc. *	1,087	28,914
Group 1 Automotive, Inc.	242	17,535
Haverty Furniture Cos., Inc.	511	13,363
Hibbett Sports, Inc. *	1,442	20,548
Office Depot, Inc.	15,208	69,044
Select Comfort Corp. *	1,258	39,061
Sportsman’s Warehouse Holdings, Inc. *	1,956	8,822
Zumiez, Inc. *	675	12,217

		582,895

Textiles, Apparel & Luxury Goods - 0.8%
Deckers Outdoor Corp. *	894	61,158
Movado Group, Inc.	2,135	59,780
Steven Madden Ltd. *	884	38,277
Vera Bradley, Inc. *	1,423	12,537
Wolverine World Wide, Inc.	2,561	73,885

		245,637

Thrifts & Mortgage Finance - 4.1%
Astoria Financial Corp.	1,178	25,327
BofI Holding, Inc. *(b)	6,303	179,446
Dime Community Bancshares, Inc.	671	14,426
Essent Group Ltd. *	744	30,132
Federal Agricultural Mortgage Corp., Class C	690	50,191
First Defiance Financial Corp.	718	37,688
Flagstar Bancorp, Inc. *	364	12,915
HomeStreet, Inc. *	697	18,819
Meta Financial Group, Inc.	872	68,365
MGIC Investment Corp. *	17,767	222,620
Oritani Financial Corp.	820	13,776
Provident Financial Services, Inc.	940	25,070
Radian Group, Inc.	15,173	283,583
United Financial Bancorp, Inc.	672	12,291
Walker & Dunlop, Inc. *	2,547	133,284
Washington Federal, Inc.	1,812	60,974
WSFS Financial Corp.	309	15,064

		1,203,971

Tobacco - 0.1%
Universal Corp.	169	9,684
Vector Group Ltd.	812	16,614

		26,298

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR TM SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Trading Companies & Distributors - 1.2%
Applied Industrial Technologies, Inc.	193	$12,700
CAI International, Inc. *	478	14,493
DXP Enterprises, Inc. *	1,399	44,055
GATX Corp.	1,682	103,544
GMS, Inc. *	916	32,426
H&E Equipment Services, Inc.	1,259	36,763
Rush Enterprises, Inc., Class A *	1,501	69,481
Triton International Ltd. *	826	27,489

		340,951

Water Utilities - 0.3%
American States Water Co.	208	10,244
SJW Group	1,546	87,504

		97,748

Wireless Telecommunication Services - 0.1%
Shenandoah Telecommunications Co.	760	28,272

TOTAL COMMON STOCKS (Cost $22,735,434)		27,818,649

EXCHANGE TRADED FUND - 2.6%
iShares Russell 2000 Fund (Cost $679,474)	5,034	745,938

RIGHT - 0.0% (a)	NO. OF RIGHTS

Media - 0.0% (a)
Media General, Inc., CVR (3)*(c) (Cost $221)	744	13

SHORT-TERM INVESTMENT - 1.9%	SHARES

Investment Company - 1.9%
Limited Purpose Cash Investment Fund, 0.97% (2)(d)
(Cost $553,061)	553,116	553,061

SECURITIES LENDING COLLATERAL - 2.1%

Investment Companies - 2.1%
Investments in a Pooled Account through Securities Lending Program with Citibank NA
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares
0.91% (2)(d)(e)	94,961	94,961
UBS Asset Management Americas, Inc.
1.10% (2)(d)(e)	441,409	441,409
1.16% (2)(d)(e)	73,568	73,568

TOTAL SECURITIES LENDING COLLATERAL (Cost $609,938)		609,938

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 102.3% (Cost $24,578,128)		29,727,599

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.3)%		(665,740)

NET ASSETS - 100.0%		$29,061,859

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$4,633,047	15.9%
Consumer Staples	1,258,333	4.3
Energy	497,127	1.7
Exchange Traded Fund	745,938	2.6
Financials	5,686,091	19.6
Health Care	3,665,861	12.6
Industrials	4,394,294	15.1
Information Technology	4,054,666	14.0
Materials	1,088,629	3.7
Real Estate	1,788,142	6.2
Telecommunication Services	143,406	0.5
Utilities	609,066	2.1
Short-Term Investment	553,061	1.9
Securities Lending Collateral	609,938	2.1

Total Investments In Securities At Value	29,727,599	102.3
Liabilities in Excess of Other Assets	(665,740)	(2.3)

Net Assets	$29,061,859	100.0%

All securities are United States companies, unless noted otherwise in parentheses

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	The security or a portion of this security is on loan at September 30, 2017. The total value of securities on loan at September 30, 2017 was $590,702.
(c)	Security fair valued as of September 30, 2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at September 30, 2017 amounted to $13, which represents approximately 0.00% of net assets of the fund.
(d)	Represents 7-day effective yield as of September 30, 2017.
(e)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).
(3)	Level 3 security (See Note 4).

Abbreviations

CVR - Contingent Value Rights

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR TM INTERNATIONAL MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 96.6%

Australia - 6.4%
Amcor Ltd.	10,220	$122,235
Aristocrat Leisure Ltd.	92,558	1,528,832
Australia & New Zealand Banking Group Ltd.	6,673	155,438
BHP Billiton Ltd.	31,889	646,702
BHP Billiton plc	44,642	787,753
BlueScope Steel Ltd.	63,140	545,436
CIMIC Group Ltd.	29,098	1,011,205
Cochlear Ltd.	3,464	433,292
Commonwealth Bank of Australia	5,778	342,134
CSL Ltd.	4,834	508,891
Dexus, REIT	33,527	250,192
Flight Centre Travel Group Ltd.	3,287	116,334
Fortescue Metals Group Ltd.	376,536	1,524,874
Goodman Group, REIT	30,886	199,974
GPT Group (The), REIT	19,876	77,451
Macquarie Group Ltd.	5,407	387,120
Newcrest Mining Ltd.	15,892	261,578
Scentre Group, REIT	71,981	222,200
South32 Ltd.	504,480	1,305,094
Treasury Wine Estates Ltd.	62,484	672,188
Westpac Banking Corp.	8,476	213,201
Woodside Petroleum Ltd.	5,055	115,750

		11,427,874

Belgium - 1.4%
Ageas	17,982	845,760
Groupe Bruxelles Lambert SA	1,467	154,420
KBC Group NV	10,845	920,089
UCB SA	3,823	272,458
Umicore SA	4,215	348,942

		2,541,669

Canada - 8.1%
Agrium, Inc. (1)	1,305	139,855
Alimentation Couche-Tard, Inc., Class B (1)	5,822	265,495
Bank of Montreal (1)	8,976	679,306
Bank of Nova Scotia (The) (1)	20,419	1,312,446
Barrick Gold Corp. (1)	9,802	157,743
Brookfield Asset Management, Inc., Class A (1)	9,234	381,275
Canadian Imperial Bank of Commerce (1)	5,176	452,866
Canadian National Railway Co. (1)	10,550	874,101
Canadian Tire Corp. Ltd., Class A (1)	2,858	355,810
CCL Industries, Inc., Class B (1)	2,455	118,800
CGI Group, Inc., Class A (1)*	10,573	548,245
Constellation Software, Inc. (1)	288	157,125
Dollarama, Inc. (1)	1,471	160,958
Great-West Lifeco, Inc. (1)	2,283	65,704
Kinross Gold Corp. (1)*	58,422	247,688
Linamar Corp. (1)	4,068	248,237
Magna International, Inc. (1)	27,706	1,478,616
Methanex Corp. (1)	1,331	66,883
Open Text Corp. (1)	25,505	822,946
Royal Bank of Canada (1)	22,603	1,748,823
Saputo, Inc. (1)	15,261	528,249
Teck Resources Ltd., Class B (1)	61,861	1,302,415

INVESTMENTS	SHARES	VALUE
Canada - 8.1% (continued)
Thomson Reuters Corp. (1)	3,340	$153,248
Toronto-Dominion Bank (The) (1)	27,150	1,528,582
West Fraser Timber Co. Ltd. (1)	13,150	758,806

		14,554,222

China - 0.9%
BOC Hong Kong Holdings Ltd.	108,500	528,503
Yangzijiang Shipbuilding Holdings Ltd.	966,800	1,021,943

		1,550,446

Denmark - 2.1%
Danske Bank A/S	18,866	756,028
DSV A/S	8,024	607,866
Genmab A/S *	618	136,668
H Lundbeck A/S	5,551	320,915
ISS A/S	2,031	81,882
Novo Nordisk A/S, Class B	19,683	946,334
TDC A/S	8,905	52,224
Vestas Wind Systems A/S	10,427	937,239

		3,839,156

Finland - 1.2%
Neste OYJ	39,123	1,709,850
Nokia OYJ	42,143	253,216
Orion OYJ, Class B	4,260	197,801
UPM-Kymmene OYJ	2,816	76,401

		2,237,268

France - 9.2%
Airbus SE	1,221	116,233
Atos SE	10,300	1,597,612
AXA SA	19,281	582,906
BNP Paribas SA	19,830	1,599,801
Bouygues SA	2,613	124,041
Cie Generale des Etablissements Michelin	6,126	893,793
CNP Assurances	79,558	1,865,096
Eutelsat Communications SA	25,692	760,553
Gecina SA, REIT	483	78,365
Lagardere SCA	2,591	86,800
L’Oreal SA	1,040	220,525
Peugeot SA	52,549	1,250,939
Sanofi	27,112	2,698,910
Societe Generale SA	22,795	1,335,819
Sodexo SA	951	118,552
Thales SA	8,824	999,321
TOTAL SA	32,305	1,734,599
Unibail-Rodamco SE, REIT	333	81,033
Valeo SA	4,895	363,213

		16,508,111

Germany - 9.1%
adidas AG	5,496	1,244,662
Allianz SE (Registered)	8,033	1,804,106
Bayer AG (Registered)	13,565	1,853,024
Covestro AG (a)	25,906	2,229,229
Deutsche Boerse AG	2,105	228,541
Deutsche Lufthansa AG (Registered)	89,841	2,498,378
Deutsche Post AG (Registered)	7,039	313,759
Fresenius SE & Co. KGaA	2,780	224,818

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR TM INTERNATIONAL MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Germany - 9.1% (continued)
Hannover Rueck SE	3,453	$416,459
Henkel AG & Co. KGaA (Preference)	1,973	268,806
HOCHTIEF AG	489	82,594
Infineon Technologies AG	49,167	1,239,618
Linde AG	1,919	399,052
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	4,607	986,018
SAP SE	6,543	717,409
Siemens AG (Registered)	12,219	1,724,216
Vonovia SE	3,353	142,797

		16,373,486

Hong Kong - 3.1%
CK Asset Holdings Ltd.	46,500	386,570
CK Hutchison Holdings Ltd.	17,500	224,145
CLP Holdings Ltd.	91,000	934,262
HKT Trust & HKT Ltd.	64,000	77,778
Hong Kong Exchanges & Clearing Ltd.	8,300	224,167
I-CABLE Communications Ltd. *	19,665	646
Kerry Properties Ltd.	36,000	149,528
Link REIT	13,000	105,716
NWS Holdings Ltd.	50,000	97,734
PCCW Ltd.	30,000	16,284
SJM Holdings Ltd.	384,000	352,763
Sun Hung Kai Properties Ltd.	30,000	488,707
WH Group Ltd. (a)	1,876,000	1,997,946
Wheelock & Co. Ltd.	28,000	197,649
Yue Yuen Industrial Holdings Ltd.	103,000	392,998

		5,646,893

Italy - 1.0%
Enel SpA	116,795	703,609
GEDI Gruppo Editoriale SpA *	6,015	5,333
Intesa Sanpaolo SpA	45,636	161,566
Leonardo SpA	44,830	840,568

		1,711,076

Japan - 19.9%
Acom Co. Ltd. *	16,500	64,019
AEON Financial Service Co. Ltd.	800	16,736
Amada Holdings Co. Ltd.	15,400	169,082
Asahi Kasei Corp.	95,000	1,170,635
Astellas Pharma, Inc.	11,100	141,276
Bandai Namco Holdings, Inc.	22,200	762,677
Brother Industries Ltd.	11,500	268,132
Central Japan Railway Co.	2,300	403,626
Credit Saison Co. Ltd.	2,900	60,174
Dai-ichi Life Holdings, Inc.	6,600	118,388
Daikin Industries Ltd.	700	70,891
Daiwa House Industry Co. Ltd.	4,400	151,987
Fujitsu Ltd.	212,000	1,577,820
Hitachi Chemical Co. Ltd.	29,700	814,987
Hitachi High-Technologies Corp.	12,500	453,985
Hitachi Ltd.	190,000	1,339,662
Hoya Corp.	2,100	113,566
Idemitsu Kosan Co. Ltd.	18,900	534,149
Iida Group Holdings Co. Ltd.	1,100	19,623
ITOCHU Corp.	65,300	1,069,926
Japan Real Estate Investment Corp., REIT	15	72,122

INVESTMENTS	SHARES	VALUE
Japan - 19.9% (continued)
Japan Tobacco, Inc.	7,900	$258,891
Kansai Electric Power Co., Inc. (The)	134,800	1,725,371
KDDI Corp.	17,300	456,028
Kirin Holdings Co. Ltd.	22,400	526,263
Konami Holdings Corp.	28,200	1,357,640
Kuraray Co. Ltd.	12,200	228,260
Kyocera Corp.	1,300	80,686
Lion Corp.	4,800	87,705
Marubeni Corp.	221,400	1,513,535
Mitsubishi Chemical Holdings Corp.	32,800	312,714
Mitsubishi Electric Corp.	67,200	1,051,234
Mitsubishi Estate Co. Ltd.	9,000	156,414
Mitsubishi Gas Chemical Co., Inc.	57,900	1,358,538
Mitsubishi Tanabe Pharma Corp.	17,900	410,931
Mitsubishi UFJ Financial Group, Inc.	123,200	801,026
Mitsui Fudosan Co. Ltd.	7,000	151,781
Mixi, Inc.	6,400	309,094
Mizuho Financial Group, Inc.	114,500	200,723
MS&AD Insurance Group Holdings, Inc.	35,600	1,147,259
Nexon Co. Ltd. *	29,900	781,655
NH Foods Ltd.	46,000	1,264,261
Nippon Electric Glass Co. Ltd.	11,800	457,416
Nippon Express Co. Ltd.	18,000	1,173,457
Nippon Telegraph & Telephone Corp.	57,900	2,653,020
Nomura Holdings, Inc.	27,200	152,619
Nomura Real Estate Holdings, Inc.	2,700	57,597
Nomura Real Estate Master Fund, Inc., REIT	65	84,535
NTT DOCOMO, Inc.	10,400	237,710
Omron Corp.	1,100	56,092
Sekisui House Ltd.	4,400	74,165
Shin-Etsu Chemical Co. Ltd.	5,300	474,350
Shionogi & Co. Ltd.	8,000	437,335
Sompo Holdings, Inc.	13,200	514,396
Sumitomo Corp.	25,200	362,815
Sumitomo Heavy Industries Ltd.	26,000	1,043,616
Sumitomo Mitsui Financial Group, Inc.	14,000	538,149
Suzuki Motor Corp.	27,000	1,417,097
T&D Holdings, Inc.	17,700	256,780
Tokyo Electric Power Co. Holdings, Inc. *	189,100	763,923
Tokyo Electron Ltd.	2,800	431,057
Toyo Seikan Group Holdings Ltd.	5,000	83,555
Toyota Tsusho Corp.	2,700	88,737
West Japan Railway Co.	4,400	305,899
Yokogawa Electric Corp.	27,500	468,619

		35,706,411

Netherlands - 4.9%
ABN AMRO Group NV, CVA (a)	10,203	305,521
Aegon NV	107,402	626,049
Akzo Nobel NV	1,675	154,484
ING Groep NV	38,548	710,530
Koninklijke Philips NV	6,106	251,933
NN Group NV	31,476	1,318,100
Randstad Holding NV	3,125	193,137
Royal Dutch Shell plc, Class A	77,365	2,338,114
Royal Dutch Shell plc, Class B	35,605	1,096,140
Wolters Kluwer NV	37,405	1,728,674

		8,722,682

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR TM INTERNATIONAL MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Singapore - 0.4%
CapitaLand Commercial Trust, REIT	42,100	$51,481
DBS Group Holdings Ltd.	6,700	103,140
Genting Singapore plc	568,300	491,417
United Overseas Bank Ltd.	4,900	85,092

		731,130

South Africa - 0.6%
Investec plc	95,068	694,983
Mondi plc	13,262	356,551

		1,051,534

Spain - 3.5%
Aena SME SA (a)	12,640	2,284,393
Banco Bilbao Vizcaya Argentaria SA	13,955	124,763
Banco Santander SA	244,058	1,707,149
Endesa SA	12,688	286,305
Iberdrola SA	59,296	461,064
Industria de Diseno Textil SA	3,691	139,151
Mapfre SA	110,048	358,601
Repsol SA	49,991	922,553

		6,283,979

Sweden - 2.1%
Essity AB, Class B *	4,374	119,253
Investor AB, Class B	2,740	135,559
Nordea Bank AB	103,928	1,411,054
Sandvik AB	31,328	541,056
Securitas AB, Class B	10,323	173,084
Skandinaviska Enskilda Banken AB, Class A	21,055	277,783
Skanska AB, Class B	5,790	134,265
Swedbank AB, Class A	4,320	119,627
Swedish Match AB	1,210	42,497
Telefonaktiebolaget LM Ericsson, Class B	21,784	125,587
Volvo AB, Class B	37,984	733,397

		3,813,162

Switzerland - 8.3%
ABB Ltd. (Registered)	21,087	521,439
Adecco Group AG (Registered) *	5,758	448,574
Baloise Holding AG (Registered)	3,966	628,028
Coca-Cola HBC AG *	14,323	484,959
LafargeHolcim Ltd. (Registered) *	3,380	197,882
Lonza Group AG (Registered) *	814	213,890
Nestle SA (Registered)	20,202	1,695,781
Novartis AG (Registered)	28,013	2,402,814
Roche Holding AG	14,178	3,624,182
SGS SA (Registered)	61	146,478
Sika AG	36	268,045
STMicroelectronics NV	27,367	530,902
Straumann Holding AG (Registered)	383	246,313
Swiss Life Holding AG (Registered) *	2,494	879,240
Swiss Re AG	7,533	682,824
Zurich Insurance Group AG	6,103	1,864,952

		14,836,303

United Kingdom - 14.1%
3i Group plc	6,980	85,457
Anglo American plc	55,511	997,999

INVESTMENTS	SHARES	VALUE
United Kingdom - 14.1% (continued)
Ashtead Group plc	19,007	$458,525
Auto Trader Group plc (a)	14,982	78,820
BAE Systems plc	19,261	163,117
Barclays plc	105,101	272,525
Barratt Developments plc	94,234	776,317
Berkeley Group Holdings plc	12,551	625,501
BP plc	114,815	735,505
British American Tobacco plc	25,048	1,568,099
British Land Co. plc (The), REIT	9,564	77,217
BT Group plc	405,776	1,543,367
Burberry Group plc	13,799	325,816
Centrica plc	221,954	556,297
Compass Group plc	41,205	874,269
Diageo plc	5,686	186,987
Fiat Chrysler Automobiles NV *	124,284	2,227,342
GlaxoSmithKline plc	17,387	347,577
Hammerson plc, REIT	10,122	72,882
HSBC Holdings plc	310,411	3,068,672
Imperial Brands plc	10,124	432,100
J Sainsbury plc	144,844	461,808
Land Securities Group plc, REIT	3,773	49,215
Legal & General Group plc	91,772	319,869
Lloyds Banking Group plc	674,812	613,240
London Stock Exchange Group plc	3,501	179,762
Persimmon plc	42,836	1,482,442
Prudential plc	33,716	806,841
Reckitt Benckiser Group plc	6,067	554,330
RELX plc	7,916	173,727
Rio Tinto Ltd.	3,006	157,559
Royal Mail plc	6,552	33,737
Segro plc, REIT	68,409	491,841
Sky plc	10,586	129,868
Standard Chartered plc *	24,171	240,335
Taylor Wimpey plc	180,016	471,813
Unilever NV, CVA	19,725	1,165,963
Unilever plc	12,180	704,971
Wm Morrison Supermarkets plc	461,536	1,448,253
WPP plc	13,889	257,726

		25,217,691

United States - 0.3%
Shire plc	9,516	484,686

TOTAL COMMON STOCKS (Cost $141,806,329)		173,237,779

RIGHT - 0.0% (b)	NO. OF RIGHTS

Singapore - 0.0% (b)
CapitaLand Commercial Trust, expiring 10/19/2017 * (Cost $—)	6,988	1,524

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR TM INTERNATIONAL MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
SHORT-TERM INVESTMENT - 2.5%

Investment Company - 2.5%
Limited Purpose Cash Investment Fund, 0.97% (c)
(Cost $4,437,727)	4,438,171	$4,437,727

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 99.1% (Cost $146,244,056)		177,677,030

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9% (d)		1,592,161

NET ASSETS - 100.0%		$179,269,191

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$19,434,262	10.8%
Consumer Staples	14,955,332	8.3
Energy	9,186,659	5.1
Financials	41,319,386	23.1
Health Care	16,267,613	9.1
Industrials	26,541,648	14.9
Information Technology	13,653,339	7.6
Materials	17,615,046	9.8
Real Estate	3,798,776	2.1
Telecommunication Services	5,036,410	2.8
Utilities	5,430,832	3.0
Short-Term Investment	4,437,727	2.5

Total Investments In Securities At Value	177,677,030	99.1
Other Assets in Excess of Liabilities (d)	1,592,161	0.9

Net Assets	$179,269,191	100.0%

*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2017 amounted to $6,895,909, which represents approximately 3.85% of net assets of the fund.
(b)	Represents less than 0.05% of net assets.
(c)	Represents 7-day effective yield as of September 30, 2017.
(d)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

Abbreviations

CVA - Dutch Certification

OYJ - Public Traded Company

Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT - Real Estate Investment Trust

SCA - Limited partnership with share capital

Futures contracts outstanding as of September 30, 2017:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
MSCI Emerging Markets E-Mini Index	34	12/2017	USD	$3,363,280	$21,966

					$21,966

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at September 30, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMS
Cash	$—	$118,415	$118,415

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR TM EMERGING MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 97.2%

Brazil - 7.0%
Banco Bradesco SA, ADR (1)*	277,339	$3,070,143
Banco do Brasil SA (1)*	33,500	369,678
Banco Santander Brasil SA, ADR (1)	64,792	566,282
Braskem SA (Preference), Class A (1)	275,000	3,678,070
Cia Brasileira de Distribuicao, ADR (1)*(a)	6,390	151,251
Cia de Saneamento Basico do Estado de Sao Paulo, ADR (1)*	117,834	1,232,544
Cia Paranaense de Energia, ADR (1)(a)	14,856	131,624
Engie Brasil Energia SA (1)	8,800	101,527
Itau Unibanco Holding SA, ADR (1)	220,423	3,019,795
Itausa - Investimentos Itau SA (Preference) (1)	461,000	1,608,402
M Dias Branco SA (1)*	106,400	1,679,744
Petroleo Brasileiro SA (Preference) (1)*	63,100	305,623
Porto Seguro SA (1)*	12,100	143,917
Qualicorp SA (1)	200,600	2,376,430
Sul America SA (1)	170,885	963,105
TIM Participacoes SA, ADR (1)	157,197	2,873,561
Vale SA (Preference) (1)*	263,100	2,450,610

		24,722,306

Chile - 1.7%
Banco Santander Chile, ADR (1)	24,225	719,725
Cencosud SA (1)	465,490	1,422,979
Cia Cervecerias Unidas SA, ADR (1)	14,791	398,322
Embotelladora Andina SA (Preference), Class B (1)	253	1,182
Empresas COPEC SA (1)	11,712	153,348
Enel Americas SA, ADR (1)	104,109	1,063,994
Enel Chile SA, ADR (1)	54,039	324,234
Latam Airlines Group SA, ADR (1)	60,942	807,481
Sociedad Quimica y Minera de Chile SA, ADR (1)	22,492	1,251,905

		6,143,170

China - 26.7%
58.com, Inc., ADR (1)*(a)	5,066	319,867
Agricultural Bank of China Ltd., Class H	3,595,000	1,618,292
Air China Ltd., Class H	1,450,000	1,206,036
Alibaba Group Holding Ltd., ADR (1)*	78,166	13,500,050
Anhui Conch Cement Co. Ltd., Class H	229,000	919,143
Baidu, Inc., ADR (1)*	18,474	4,575,825
Bank of China Ltd., Class H	4,098,000	2,035,571
China Cinda Asset Management Co. Ltd., Class H	1,237,000	457,718
China Communications Services Corp. Ltd., Class H	1,878,000	969,595
China Construction Bank Corp., Class H	6,795,000	5,676,896
China Everbright Bank Co. Ltd., Class H	897,000	415,421
China Evergrande Group *(a)	786,000	2,756,205
China Huarong Asset Management Co. Ltd., Class H (b)	1,050,000	470,166
China Merchants Bank Co. Ltd., Class H	621,000	2,198,994
China Minsheng Banking Corp. Ltd., Class H	267,500	246,377
China Mobile Ltd.	496,975	5,045,268
China Overseas Land & Investment Ltd.	400,000	1,305,086
China Petroleum & Chemical Corp., Class H	612,000	461,253

INVESTMENTS	SHARES	VALUE
China - 26.7% (continued)
China Resources Land Ltd.	302,000	$928,562
China Resources Power Holdings Co. Ltd.	470,000	851,249
China Shenhua Energy Co. Ltd., Class H	337,000	796,785
China Southern Airlines Co. Ltd., Class H	1,670,000	1,151,018
China Telecom Corp. Ltd., Class H	728,000	374,548
China Vanke Co. Ltd., Class H	373,700	1,236,392
Chongqing Rural Commercial Bank Co. Ltd., Class H	1,443,000	918,618
CNOOC Ltd., ADR (1)(a)	9,769	1,267,039
Country Garden Holdings Co. Ltd.	1,935,000	3,088,870
CSPC Pharmaceutical Group Ltd.	1,014,000	1,704,127
Ctrip.com International Ltd., ADR (1)*	22,693	1,196,829
Far East Horizon Ltd.	240,000	225,695
Geely Automobile Holdings Ltd.	2,510,000	7,127,679
Great Wall Motor Co. Ltd., Class H	492,500	609,550
Haitian International Holdings Ltd.	82,000	235,967
Industrial & Commercial Bank of China Ltd., Class H	5,453,000	4,076,171
JD.com, Inc., ADR (1)*	46,823	1,788,639
NetEase, Inc., ADR (1)	5,427	1,431,697
New Oriental Education & Technology Group, Inc., ADR (1)	8,807	777,306
Ping An Insurance Group Co. of China Ltd., Class H	90,500	699,059
SINA Corp. (1)*	4,017	460,549
Sinopec Engineering Group Co. Ltd., Class H	523,000	462,163
Sinopec Shanghai Petrochemical Co. Ltd., Class H	3,028,000	1,809,070
Sinotrans Ltd., Class H	611,000	311,203
TAL Education Group, ADR (1)	17,856	601,926
Tencent Holdings Ltd.	249,400	10,903,941
Tingyi Cayman Islands Holding Corp.	284,000	428,115
TravelSky Technology Ltd., Class H	634,000	1,658,513
Vipshop Holdings Ltd., ADR (1)*	27,558	242,235
Weichai Power Co. Ltd., Class H	2,322,000	2,560,948

		94,102,226

Hong Kong - 1.9%
Haier Electronics Group Co. Ltd. *	532,000	1,302,120
Nine Dragons Paper Holdings Ltd.	2,095,000	4,146,116
Sino Biopharmaceutical Ltd.	734,000	777,626
Sun Art Retail Group Ltd.	727,500	677,697

		6,903,559

Hungary - 0.4%
MOL Hungarian Oil & Gas plc	59,392	675,439
Richter Gedeon Nyrt	33,207	825,160

		1,500,599

India - 7.8%
Axis Bank Ltd., GDR (c)	11,892	459,461
Dr Reddy’s Laboratories Ltd., ADR (1)(a)	53,226	1,899,104
ICICI Bank Ltd., ADR (1)	751,353	6,431,582
Infosys Ltd., ADR (1)	460,230	6,714,756
Larsen & Toubro Ltd., GDR (c)	11,579	204,506
Reliance Industries Ltd., GDR (b)	91,108	2,175,273
State Bank of India, GDR (c)	22,055	848,999
Tata Motors Ltd., ADR (1)*	206,490	6,456,942

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR TM EMERGING MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
India - 7.8% (continued)
Wipro Ltd., ADR (1)(a)	420,851	$2,390,434

		27,581,057

Indonesia - 2.6%
Adaro Energy Tbk. PT	6,075,000	824,654
Bank Negara Indonesia Persero Tbk. PT	190,100	104,532
Bank Rakyat Indonesia Persero Tbk. PT	1,236,200	1,403,481
Gudang Garam Tbk. PT	146,300	715,053
Indofood CBP Sukses Makmur Tbk. PT	220,500	142,950
Indofood Sukses Makmur Tbk. PT	734,800	460,143
Telekomunikasi Indonesia Persero Tbk. PT	12,806,600	4,453,872
United Tractors Tbk. PT	478,300	1,137,314
Waskita Karya Persero Tbk. PT	892,300	117,752

		9,359,751

Malaysia - 2.7%
AirAsia Bhd.	2,970,008	2,428,926
CIMB Group Holdings Bhd.	76,600	114,432
Genting Bhd.	667,700	1,511,195
Genting Malaysia Bhd.	747,900	953,236
Malayan Banking Bhd.	795,900	1,797,585
Malaysia Airports Holdings Bhd.	49,800	100,262
MISC Bhd.	62,000	107,334
Petronas Chemicals Group Bhd.	87,400	150,974
Public Bank Bhd.	253,800	1,229,028
Tenaga Nasional Bhd.	289,300	981,691

		9,374,663

Mexico - 3.6%
America Movil SAB de CV, Class L, ADR (1)	263,011	4,668,445
Arca Continental SAB de CV (1)	139,800	955,646
Cemex SAB de CV, ADR (1)*	26,795	243,299
Coca-Cola Femsa SAB de CV, ADR (1)	10,064	776,236
Fomento Economico Mexicano SAB de CV, ADR (1)	10,174	971,922
Gentera SAB de CV (1)	66,900	108,414
Gruma SAB de CV, Class B (1)	58,390	853,661
Grupo Aeroportuario del Pacifico SAB de CV, Class B (1)	137,600	1,408,492
Grupo Aeroportuario del Sureste SAB de CV, ADR (1)	3,265	623,027
Grupo Financiero Banorte SAB de CV, Class O (1)	206,800	1,426,137
Grupo Financiero Santander Mexico SAB de CV, Class B, ADR (1)	16,746	168,967
Mexichem SAB de CV (1)	111,000	293,074
Wal-Mart de Mexico SAB de CV (1)	42,800	98,010

		12,595,330

Peru - 0.3%
Credicorp Ltd. (1)	4,593	941,657

Philippines - 0.9%
Ayala Corp.	14,440	275,962
Bank of the Philippine Islands	129,910	254,469
BDO Unibank, Inc.	244,390	629,442
Globe Telecom, Inc.	10,580	427,469
International Container Terminal Services, Inc.	154,070	316,106

INVESTMENTS	SHARES	VALUE
Philippines - 0.9% (continued)
JG Summit Holdings, Inc.	141,560	$209,027
Jollibee Foods Corp.	29,250	140,381
Security Bank Corp.	83,930	402,270
SM Investments Corp.	39,465	686,531

		3,341,657

Poland - 1.8%
Bank Zachodni WBK SA	2,023	193,822
Grupa Lotos SA	15,452	253,121
Jastrzebska Spolka Weglowa SA *	21,787	576,530
Polski Koncern Naftowy ORLEN SA	127,042	4,238,937
Polskie Gornictwo Naftowe i Gazownictwo SA	319,417	594,744
Tauron Polska Energia SA *	357,530	367,618

		6,224,772

Russia - 3.0%
Gazprom PJSC, ADR (1)	400,359	1,677,504
LUKOIL PJSC, ADR	28,399	1,506,148
Mobile TeleSystems PJSC, ADR (1)	264,654	2,762,988
Novatek PJSC, GDR (c)	5,992	704,034
Rosneft Oil Co. PJSC, GDR (c)	78,075	434,446
Severstal PJSC, GDR (c)	95,902	1,435,388
Surgutneftegas OJSC, ADR (1)	101,167	512,917
Tatneft PJSC, ADR	33,379	1,428,021

		10,461,446

South Africa - 5.8%
Bid Corp. Ltd.	21,970	492,831
Bidvest Group Ltd. (The)	201,357	2,567,942
Capitec Bank Holdings Ltd.	13,233	839,485
Coronation Fund Managers Ltd.	23,994	119,489
Exxaro Resources Ltd.	191,260	1,741,611
FirstRand Ltd.	254,822	979,883
Foschini Group Ltd. (The)	35,702	358,114
Gold Fields Ltd., ADR (1)	60,964	262,755
Hyprop Investments Ltd., REIT	4,482	34,969
Imperial Holdings Ltd.	125,302	1,770,511
Investec Ltd.	128,057	926,607
Massmart Holdings Ltd.	15,263	125,594
Mondi Ltd.	28,797	769,502
Naspers Ltd., Class N	15,593	3,370,780
Pick n Pay Stores Ltd.	22,001	93,624
Redefine Properties Ltd., REIT	425,319	335,690
Remgro Ltd.	32,110	487,324
Resilient REIT Ltd.	74,141	730,200
RMB Holdings Ltd.	77,841	364,871
Sanlam Ltd.	41,311	206,382
Sappi Ltd.	84,083	572,667
Standard Bank Group Ltd.	133,057	1,552,315
Telkom SA SOC Ltd.	143,316	627,820
Tiger Brands Ltd.	9,061	252,624
Truworths International Ltd.	171,466	977,672

		20,561,262

South Korea - 15.1%
AMOREPACIFIC Group	2,555	275,891
DGB Financial Group, Inc.	13,816	126,807
Dongbu Insurance Co. Ltd.	9,971	637,033

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR TM EMERGING MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
South Korea - 15.1% (continued)
E-MART, Inc.	2,801	$510,944
Hana Financial Group, Inc.	5,895	244,564
Hankook Tire Co. Ltd.	2,205	116,116
Hanwha Chemical Corp.	12,119	344,815
Hanwha Corp.	47,514	1,831,571
Hanwha Life Insurance Co. Ltd.	44,250	265,073
Hyundai Engineering & Construction Co. Ltd.	7,906	265,659
Hyundai Heavy Industries Co. Ltd. *	7,409	943,146
Hyundai Marine & Fire Insurance Co. Ltd.	67,884	2,692,335
Hyundai Robotics Co. Ltd. *	451	168,395
KB Financial Group, Inc.	20,061	986,984
KT Corp.	5,523	140,804
LG Electronics, Inc.	3,495	252,414
LG Uplus Corp.	121,490	1,418,484
Lotte Chemical Corp.	10,539	3,489,454
POSCO	2,272	631,354
Posco Daewoo Corp.	10,522	177,805
S-1 Corp.	2,690	209,916
Samsung Electronics Co. Ltd.	9,836	22,133,201
Shinhan Financial Group Co. Ltd.	4,160	183,865
SK Hynix, Inc.	114,818	8,373,715
SK Innovation Co. Ltd.	18,795	3,275,858
SK Telecom Co. Ltd.	7,608	1,697,564
Woori Bank	126,902	1,981,166

		53,374,933

Taiwan - 11.5%
Advanced Semiconductor Engineering, Inc.	152,000	186,454
AU Optronics Corp.	597,000	239,926
Catcher Technology Co. Ltd.	85,000	795,118
Cathay Financial Holding Co. Ltd.	353,000	562,541
Chailease Holding Co. Ltd.	171,000	413,045
China Airlines Ltd. *	355,000	134,079
China Life Insurance Co. Ltd.	2,385,129	2,249,300
Chunghwa Telecom Co. Ltd.	98,000	337,603
Compal Electronics, Inc.	272,000	193,482
CTBC Financial Holding Co. Ltd.	1,356,480	851,462
E.Sun Financial Holding Co. Ltd.	560,027	334,697
Eva Airways Corp.	237,466	115,948
Far EasTone Telecommunications Co. Ltd.	164,000	390,182
Feng TAY Enterprise Co. Ltd.	33,180	151,257
First Financial Holding Co. Ltd.	1,480,340	950,779
Formosa Chemicals & Fibre Corp.	62,000	188,795
Formosa Petrochemical Corp.	53,000	183,069
Foxconn Technology Co. Ltd.	197,582	571,805
Fubon Financial Holding Co. Ltd.	518,000	809,516
Hon Hai Precision Industry Co. Ltd.	1,490,545	5,176,526
Hua Nan Financial Holdings Co. Ltd.	317,000	172,158
Innolux Corp.	943,000	441,404
Inventec Corp.	211,000	156,224
Largan Precision Co. Ltd.	5,000	882,076
Lite-On Technology Corp.	820,533	1,175,371
Mega Financial Holding Co. Ltd.	954,000	746,738
Nien Made Enterprise Co. Ltd.	46,000	472,358
Pegatron Corp.	634,000	1,650,822
Phison Electronics Corp.	84,000	998,592
Pou Chen Corp.	701,000	881,367
Powertech Technology, Inc.	614,000	1,774,540

INVESTMENTS	SHARES	VALUE
Taiwan - 11.5% (continued)
Realtek Semiconductor Corp.	378,000	$1,305,863
Shin Kong Financial Holding Co. Ltd.	380,000	114,023
Taishin Financial Holding Co. Ltd.	1,013,568	436,770
Taiwan Cooperative Financial Holding Co. Ltd.	471,520	243,610
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (1)	307,706	11,554,360
Uni-President Enterprises Corp.	379,000	794,665
United Microelectronics Corp.	1,081,000	541,602
Wistron Corp.	1,490,435	1,195,315
WPG Holdings Ltd.	109,000	145,288

		40,518,730

Thailand - 2.6%
Advanced Info Service PCL, NVDR	18,000	103,143
Bangkok Bank PCL, NVDR	38,200	213,888
Bumrungrad Hospital PCL, NVDR	18,200	117,409
Charoen Pokphand Foods PCL, NVDR	769,400	618,338
Glow Energy PCL, NVDR	44,200	118,332
Home Product Center PCL, NVDR	582,300	213,382
Krung Thai Bank PCL, NVDR	2,341,200	1,321,477
PTT Exploration & Production PCL, NVDR	91,900	247,010
PTT Global Chemical PCL, NVDR	850,500	1,965,802
PTT PCL, NVDR	83,500	1,022,469
Robinson PCL, NVDR	69,100	133,808
Siam Cement PCL (The), NVDR	41,100	616,771
Thai Oil PCL, NVDR	716,500	1,988,761
Thai Union Group PCL, NVDR	857,596	514,685

		9,195,275

Turkey - 1.5%
Akbank Turk A/S	53,757	141,868
Arcelik A/S	175,893	1,121,772
BIM Birlesik Magazalar A/S	5,137	107,108
KOC Holding A/S	160,995	738,540
Turkiye Garanti Bankasi A/S	60,788	165,163
Turkiye Halk Bankasi A/S	30,853	104,933
Turkiye Is Bankasi, Class C	657,000	1,250,107
Turkiye Sise ve Cam Fabrikalari A/S	625,265	719,508
Turkiye Vakiflar Bankasi TAO, Class D	450,440	792,983

		5,141,982

United States - 0.3%
Yum China Holdings, Inc. (1)*	27,400	1,095,178

TOTAL COMMON STOCKS (Cost $252,499,500)		343,139,553

SHORT-TERM INVESTMENT - 2.2%

Investment Company - 2.2%
Limited Purpose Cash Investment Fund, 0.97% (d) (Cost $7,682,159)	7,682,927	7,682,159

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR TM EMERGING MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
SECURITIES LENDING COLLATERAL - 2.1%

Investment Companies - 2.1%
Investments in a Pooled Account through Securities Lending Program with Citibank NA
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 0.91% (d)(e)	1,148,432	$1,148,432
UBS Asset Management Americas, Inc. 1.10% (d)(e)	5,338,286	5,338,286
1.16% (d)(e)	889,714	889,714

TOTAL SECURITIES LENDING COLLATERAL (Cost $7,376,432)		7,376,432

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 101.5% (Cost $267,558,091)		358,198,144

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.5)% (f)		(5,343,747)

NET ASSETS - 100.0%		$352,854,397

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$33,622,768	9.5%
Consumer Staples	13,519,215	3.8
Energy	27,605,381	7.8
Financials	70,759,500	20.1
Health Care	7,699,855	2.2
Industrials	20,640,895	5.8
Information Technology	101,615,710	28.7
Materials	25,796,093	7.3
Real Estate	10,415,975	3.0
Telecommunication Services	26,291,349	7.5
Utilities	5,172,812	1.5
Short-Term Investment	7,682,159	2.2
Securities Lending Collateral	7,376,432	2.1

Total Investments In Securities At Value	358,198,144	101.5
Liabilities in Excess of Other Assets (f)	(5,343,747)	(1.5)

Net Assets	$352,854,397	100.0%

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2017. The total value of securities on loan at September 30, 2017 was $7,071,986.
(b)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2017 amounted to $2,645,439, which represents approximately 0.75% of net assets of the fund.
(c)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At September 30, 2017, the value of these securities amounted to $4,086,834 or 1.16% of net assets.
(d)	Represents 7-day effective yield as of September 30, 2017.
(e)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(f)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

Abbreviations

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-Voting Depositary Receipt

OJSC - Open Joint Stock Company

PJSC - Public Joint Stock Company

Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT - Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR TM EMERGING MULTI-STYLE FUND

Futures contracts outstanding as of September 30, 2017:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
MSCI Emerging Markets E-Mini Index	98	12/2017	USD	$5,337,570	$(59,640)

					$(59,640)

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at September 30, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMS
Cash	$—	$328,331	$328,331

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 97.3%

Aerospace & Defense - 3.5%
Boeing Co. (The)	48,757	$12,394,517
BWX Technologies, Inc.	15,551	871,167
General Dynamics Corp.	20,562	4,227,136
Huntington Ingalls Industries, Inc.	8,196	1,855,902
L3 Technologies, Inc.	2,267	427,171
Lockheed Martin Corp.	14,334	4,447,697
Northrop Grumman Corp.	15,233	4,382,839
Orbital ATK, Inc.	8,225	1,095,241
Raytheon Co.	21,317	3,977,326
TransDigm Group, Inc.	3,178	812,455

		34,491,451

Air Freight & Logistics - 0.3%
FedEx Corp.	10,165	2,293,021
XPO Logistics, Inc. *	14,079	954,274

		3,247,295

Airlines - 1.0%
Alaska Air Group, Inc.	16,108	1,228,557
American Airlines Group, Inc.	34,740	1,649,803
Copa Holdings SA, Class A (Panama)	7,145	889,767
Delta Air Lines, Inc.	40,607	1,958,069
JetBlue Airways Corp. *	19,424	359,927
Southwest Airlines Co.	49,805	2,788,084
United Continental Holdings, Inc. *	26,104	1,589,211

		10,463,418

Auto Components - 0.3%
Delphi Automotive plc	9,620	946,608
Gentex Corp.	26,000	514,800
Goodyear Tire & Rubber Co. (The)	23,409	778,349
Lear Corp.	5,514	954,363

		3,194,120

Automobiles - 0.7%
Harley-Davidson, Inc. (a)	7,387	356,127
Tesla, Inc. *(a)	14,816	5,053,738
Thor Industries, Inc.	11,293	1,421,902

		6,831,767

Banks - 10.5%
Bank of America Corp.	784,705	19,884,425
Bank of Hawaii Corp.	12,152	1,012,991
BankUnited, Inc.	13,348	474,788
Citigroup, Inc.	195,602	14,228,089
Citizens Financial Group, Inc.	106,354	4,027,626
Comerica, Inc.	47,211	3,600,311
Commerce Bancshares, Inc.	20,473	1,182,725
Cullen/Frost Bankers, Inc.	9,648	915,788
East West Bancorp, Inc.	31,001	1,853,240
Fifth Third Bancorp	78,622	2,199,844
First Horizon National Corp.	21,787	417,221
First Republic Bank	14,059	1,468,603
Huntington Bancshares, Inc.	151,321	2,112,441
JPMorgan Chase & Co.	261,280	24,954,853
KeyCorp	135,682	2,553,535
M&T Bank Corp.	2,884	464,439
PacWest Bancorp	8,785	443,730

INVESTMENTS	SHARES	VALUE
Banks - 10.5% (continued)
PNC Financial Services Group, Inc. (The)	19,400	$2,614,538
Popular, Inc.	33,169	1,192,094
Regions Financial Corp.	230,415	3,509,220
SunTrust Banks, Inc.	22,388	1,338,131
SVB Financial Group *	17,074	3,194,375
TCF Financial Corp.	64,514	1,099,319
US Bancorp	60,815	3,259,076
Western Alliance Bancorp *	45,363	2,407,868
Zions Bancorp	79,916	3,770,437

		104,179,707

Beverages - 0.2%
Constellation Brands, Inc., Class A	8,291	1,653,640
Monster Beverage Corp. *	5,827	321,942

		1,975,582

Biotechnology - 2.1%
AbbVie, Inc.	11,949	1,061,788
ACADIA Pharmaceuticals, Inc. *	29,525	1,112,207
Alkermes plc *	9,735	494,927
Celgene Corp. *	40,727	5,938,811
Exelixis, Inc. *	66,225	1,604,632
Incyte Corp. *	26,639	3,109,837
Ionis Pharmaceuticals, Inc. *	14,450	732,615
Regeneron Pharmaceuticals, Inc. *	3,757	1,679,830
Seattle Genetics, Inc. *	21,318	1,159,912
TESARO, Inc. *(a)	8,210	1,059,911
Vertex Pharmaceuticals, Inc. *	20,717	3,149,813

		21,104,283

Building Products - 0.9%
Allegion plc	8,013	692,884
AO Smith Corp.	42,651	2,534,749
Fortune Brands Home & Security, Inc.	26,008	1,748,518
Lennox International, Inc.	5,769	1,032,478
Masco Corp.	29,168	1,137,844
Owens Corning	12,800	990,080
USG Corp. *	14,608	476,951

		8,613,504

Capital Markets - 4.7%
Ameriprise Financial, Inc.	3,708	550,675
Bank of New York Mellon Corp. (The)	8,033	425,910
CBOE Holdings, Inc.	7,038	757,500
Charles Schwab Corp. (The)	130,885	5,724,910
CME Group, Inc.	27,791	3,770,683
E*TRADE Financial Corp. *	50,633	2,208,105
FactSet Research Systems, Inc.	2,228	401,285
Goldman Sachs Group, Inc. (The)	32,209	7,639,653
Interactive Brokers Group, Inc., Class A	41,795	1,882,447
Intercontinental Exchange, Inc.	36,951	2,538,534
LPL Financial Holdings, Inc.	14,621	754,005
MarketAxess Holdings, Inc.	6,866	1,266,846
Morgan Stanley	189,178	9,112,704
Morningstar, Inc.	7,785	661,647
MSCI, Inc.	14,254	1,666,293
Nasdaq, Inc.	18,693	1,450,016
Raymond James Financial, Inc.	15,267	1,287,466
S&P Global, Inc.	16,289	2,546,133

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Capital Markets - 4.7% (continued)
State Street Corp.	25,201	$2,407,703

		47,052,515

Chemicals - 1.5%
Albemarle Corp.	18,805	2,563,310
Celanese Corp., Series A	7,078	738,023
Chemours Co. (The)	39,056	1,976,624
DowDuPont, Inc.	109,112	7,553,824
FMC Corp.	11,809	1,054,662
International Flavors & Fragrances, Inc.	2,263	323,405
NewMarket Corp.	1,600	681,200
Sherwin-Williams Co. (The)	1,080	386,683

		15,277,731

Commercial Services & Supplies - 1.0%
Cintas Corp.	23,846	3,440,501
Copart, Inc. *	34,368	1,181,228
Republic Services, Inc.	25,599	1,691,070
Rollins, Inc.	21,305	983,013
Waste Management, Inc.	28,401	2,222,946

		9,518,758

Communications Equipment - 0.8%
Arista Networks, Inc. *	17,299	3,280,063
Cisco Systems, Inc.	50,017	1,682,072
CommScope Holding Co., Inc. *	23,044	765,291
F5 Networks, Inc. *	3,403	410,266
Harris Corp.	8,866	1,167,475
Motorola Solutions, Inc.	11,008	934,249

		8,239,416

Construction & Engineering - 0.1%
Quanta Services, Inc. *	15,443	577,105

Construction Materials - 0.2%
Eagle Materials, Inc.	4,574	488,046
Martin Marietta Materials, Inc.	5,816	1,199,433
Vulcan Materials Co.	5,560	664,976

		2,352,455

Consumer Finance - 0.8%
American Express Co.	47,165	4,266,546
Credit Acceptance Corp. *(a)	2,491	697,903
Discover Financial Services	9,296	599,406
Navient Corp.	60,001	901,215
SLM Corp. *	95,312	1,093,229

		7,558,299

Containers & Packaging - 0.4%
Avery Dennison Corp.	6,491	638,325
Ball Corp.	7,790	321,727
Berry Global Group, Inc. *	15,470	876,376
International Paper Co.	8,537	485,072
Packaging Corp. of America	5,028	576,611
Sealed Air Corp.	10,067	430,062
WestRock Co.	6,631	376,177

		3,704,350

INVESTMENTS	SHARES	VALUE
Distributors - 0.1%
Genuine Parts Co.	5,747	$549,700
LKQ Corp. *	20,635	742,654

		1,292,354

Diversified Consumer Services - 0.2%
Graham Holdings Co., Class B	737	431,219
Service Corp. International	15,037	518,776
ServiceMaster Global Holdings, Inc. *	20,653	965,115

		1,915,110

Diversified Financial Services - 0.0% (b)
Leucadia National Corp.	17,814	449,804

Diversified Telecommunication Services - 0.0% (b)
Zayo Group Holdings, Inc. *	13,596	467,974

Electric Utilities - 0.4%
Alliant Energy Corp.	9,282	385,853
Eversource Energy	4,682	282,980
NextEra Energy, Inc.	12,155	1,781,315
Pinnacle West Capital Corp.	3,265	276,089
PPL Corp.	8,953	339,766
Xcel Energy, Inc.	9,884	467,711

		3,533,714

Electrical Equipment - 0.2%
Acuity Brands, Inc.	2,321	397,541
Eaton Corp. plc	17,055	1,309,653
Rockwell Automation, Inc.	4,228	753,472

		2,460,666

Electronic Equipment, Instruments & Components - 1.4%
Amphenol Corp., Class A	21,046	1,781,333
Arrow Electronics, Inc. *	8,600	691,526
CDW Corp.	25,023	1,651,518
Cognex Corp.	17,998	1,984,819
Coherent, Inc. *	4,734	1,113,295
Corning, Inc.	86,142	2,577,369
Dolby Laboratories, Inc., Class A	9,601	552,249
IPG Photonics Corp. *	7,186	1,329,841
Trimble, Inc. *	21,559	846,191
Universal Display Corp.	5,516	710,737
Zebra Technologies Corp., Class A *	2,786	302,504

		13,541,382

Energy Equipment & Services - 0.2%
RPC, Inc. (a)	88,947	2,204,996

Equity Real Estate Investment Trusts (REITs) - 1.5%
Alexandria Real Estate Equities, Inc.	3,486	414,729
American Campus Communities, Inc.	13,022	574,921
American Homes 4 Rent, Class A	20,868	453,044
American Tower Corp.	6,983	954,437
Apartment Investment & Management Co., Class A	21,062	923,779
Camden Property Trust	4,628	423,231
CyrusOne, Inc.	15,049	886,838
Digital Realty Trust, Inc.	14,945	1,768,442
Duke Realty Corp.	19,237	554,410

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Equity Real Estate Investment Trusts (REITs) - 1.5% (continued)
EPR Properties	6,107	$425,902
Equinix, Inc.	1,873	835,920
Equity LifeStyle Properties, Inc.	23,643	2,011,547
Essex Property Trust, Inc.	1,109	281,719
Healthcare Trust of America, Inc., Class A	23,441	698,542
Iron Mountain, Inc.	8,502	330,728
Lamar Advertising Co., Class A	12,300	842,919
National Retail Properties, Inc.	8,095	337,238
Omega Healthcare Investors, Inc. (a)	11,537	368,146
Prologis, Inc.	7,642	484,961
SBA Communications Corp. *	3,328	479,398
Senior Housing Properties Trust	21,759	425,389
STORE Capital Corp.	16,605	412,966
Uniti Group, Inc. (a)	16,608	243,473

		15,132,679

Food & Staples Retailing - 0.1%
Sysco Corp.	11,004	593,666

Food Products - 0.4%
Blue Buffalo Pet Products, Inc. *(a)	19,021	539,245
Conagra Brands, Inc.	11,943	402,957
Ingredion, Inc.	6,219	750,260
Kraft Heinz Co. (The)	3,776	292,829
Lamb Weston Holdings, Inc.	9,490	444,986
Pilgrim’s Pride Corp. *	18,200	517,062
Pinnacle Foods, Inc.	20,716	1,184,334
Tyson Foods, Inc., Class A	5,385	379,373

		4,511,046

Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	5,554	296,361
ABIOMED, Inc. *	3,696	623,146
Align Technology, Inc. *	13,852	2,580,212
Baxter International, Inc.	42,790	2,685,073
Becton Dickinson and Co.	3,478	681,514
Boston Scientific Corp. *	94,067	2,743,934
Cooper Cos., Inc. (The)	5,006	1,186,973
Danaher Corp.	5,979	512,879
DexCom, Inc. *	12,332	603,343
Edwards Lifesciences Corp. *	4,398	480,745
Hologic, Inc. *	16,786	615,878
IDEXX Laboratories, Inc. *	14,528	2,258,959
Intuitive Surgical, Inc. *	2,794	2,922,189
ResMed, Inc.	10,915	840,018
Stryker Corp.	9,229	1,310,703
Teleflex, Inc.	6,118	1,480,372

		21,822,299

Health Care Providers & Services - 3.4%
Aetna, Inc.	16,287	2,589,796
Anthem, Inc.	20,448	3,882,666
Centene Corp. *	3,049	295,052
Cigna Corp.	16,376	3,061,329
Henry Schein, Inc. *	10,398	852,532
Humana, Inc.	12,548	3,057,069
Laboratory Corp. of America Holdings *	3,555	536,698
Quest Diagnostics, Inc.	10,318	966,178

INVESTMENTS	SHARES	VALUE
Health Care Providers & Services - 3.4% (continued)
UnitedHealth Group, Inc.	88,844	$17,400,097
Universal Health Services, Inc., Class B	3,522	390,731
WellCare Health Plans, Inc. *	6,090	1,045,897

		34,078,045

Health Care Technology - 0.2%
athenahealth, Inc. *	3,316	412,378
Veeva Systems, Inc., Class A *	30,116	1,698,843

		2,111,221

Hotels, Restaurants & Leisure - 3.2%
Aramark	23,714	963,026
Carnival Corp.	38,027	2,455,403
Darden Restaurants, Inc.	17,509	1,379,359
Domino’s Pizza, Inc.	12,719	2,525,358
Hilton Worldwide Holdings, Inc.	10,362	719,641
International Game Technology plc	33,817	830,207
Las Vegas Sands Corp.	55,159	3,539,001
Marriott International, Inc., Class A	33,538	3,697,900
McDonald’s Corp.	41,183	6,452,552
MGM Resorts International	52,076	1,697,157
Royal Caribbean Cruises Ltd.	19,999	2,370,682
Six Flags Entertainment Corp.	25,645	1,562,806
Vail Resorts, Inc.	3,751	855,678
Wynn Resorts Ltd.	10,846	1,615,186
Yum Brands, Inc.	10,531	775,187

		31,439,143

Household Durables - 0.6%
DR Horton, Inc.	21,408	854,822
Garmin Ltd.	22,664	1,223,176
Leggett & Platt, Inc.	10,455	499,017
Mohawk Industries, Inc. *	5,932	1,468,229
Newell Brands, Inc.	8,696	371,058
NVR, Inc. *	599	1,710,145

		6,126,447

Household Products - 0.1%
Church & Dwight Co., Inc.	7,319	354,606
Energizer Holdings, Inc.	13,144	605,281
Spectrum Brands Holdings, Inc.	5,012	530,871

		1,490,758

Industrial Conglomerates - 0.3%
3M Co.	2,340	491,166
Honeywell International, Inc.	13,808	1,957,146
Roper Technologies, Inc.	4,379	1,065,849

		3,514,161

Insurance - 3.3%
Allstate Corp. (The)	17,495	1,607,965
American Financial Group, Inc.	11,412	1,180,571
Aon plc	13,680	1,998,648
Arch Capital Group Ltd. *	13,686	1,348,071
Aspen Insurance Holdings Ltd.	8,457	341,663
Assurant, Inc.	6,148	587,257
Assured Guaranty Ltd.	24,340	918,835
Axis Capital Holdings Ltd.	7,392	423,636
Chubb Ltd.	8,235	1,173,899
Cincinnati Financial Corp.	23,463	1,796,562

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Insurance - 3.3% (continued)
Erie Indemnity Co., Class A	6,993	$843,146
Everest Re Group Ltd.	3,469	792,285
FNF Group	22,711	1,077,864
Hanover Insurance Group, Inc. (The)	11,713	1,135,341
Hartford Financial Services Group, Inc. (The)	5,364	297,327
Lincoln National Corp.	31,526	2,316,531
Markel Corp. *	611	652,536
Marsh & McLennan Cos., Inc.	19,320	1,619,209
Principal Financial Group, Inc.	27,144	1,746,445
ProAssurance Corp.	20,042	1,095,295
Progressive Corp. (The)	29,714	1,438,752
Prudential Financial, Inc.	38,770	4,122,026
RenaissanceRe Holdings Ltd.	5,901	797,461
Torchmark Corp.	11,199	896,928
Unum Group	12,016	614,378
Validus Holdings Ltd.	11,878	584,516
White Mountains Insurance Group Ltd.	337	288,809
WR Berkley Corp.	10,543	703,640

		32,399,596

Internet & Direct Marketing Retail - 4.0%
Amazon.com, Inc. *	23,687	22,771,497
Expedia, Inc.	7,678	1,105,171
Netflix, Inc. *	42,670	7,738,205
Priceline Group, Inc. (The) *	3,997	7,317,788
Wayfair, Inc., Class A *(a)	12,111	816,281

		39,748,942

Internet Software & Services - 7.7%
Alphabet, Inc., Class A *	33,515	32,634,226
CoStar Group, Inc. *	3,684	988,233
eBay, Inc. *	59,478	2,287,524
Facebook, Inc., Class A *	207,985	35,538,397
GoDaddy, Inc., Class A *	15,274	664,572
IAC/InterActiveCorp*	9,212	1,083,147
LogMeIn, Inc.	4,906	539,905
VeriSign, Inc. *(a)	13,036	1,386,900
Zillow Group, Inc., Class C *(a)	25,352	1,019,404

		76,142,308

IT Services - 4.8%
Amdocs Ltd.	12,968	834,102
Automatic Data Processing, Inc.	5,383	588,470
Booz Allen Hamilton Holding Corp.	14,749	551,465
Broadridge Financial Solutions, Inc.	11,087	896,051
Cognizant Technology Solutions Corp., Class A	4,022	291,756
CoreLogic, Inc. *	18,100	836,582
DXC Technology Co.	54,379	4,670,068
Fidelity National Information Services, Inc.	5,663	528,868
Fiserv, Inc. *	13,153	1,696,211
Gartner, Inc. *	6,200	771,342
Genpact Ltd.	37,076	1,065,935
Global Payments, Inc.	25,397	2,413,477
Jack Henry & Associates, Inc.	17,949	1,844,978
Mastercard, Inc., Class A	55,542	7,842,530
Paychex, Inc.	9,440	566,022

INVESTMENTS	SHARES	VALUE
IT Services - 4.8% (continued)
PayPal Holdings, Inc. *	77,299	$4,949,455
Sabre Corp.	27,749	502,257
Square, Inc., Class A*	64,696	1,863,892
Total System Services, Inc.	17,389	1,138,979
Vantiv, Inc., Class A *	19,761	1,392,558
Visa, Inc., Class A	112,093	11,796,667
Western Union Co. (The)	15,876	304,819

		47,346,484

Leisure Products - 0.2%
Hasbro, Inc.	18,329	1,790,193

Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc.	12,794	821,375
Bio-Rad Laboratories, Inc., Class A *	5,986	1,330,209
Bruker Corp.	24,778	737,146
Charles River Laboratories International, Inc. *	6,903	745,662
Illumina, Inc. *	3,093	616,126
Mettler-Toledo International, Inc. *	2,907	1,820,247
PerkinElmer, Inc.	9,553	658,870
QIAGEN NV *	20,348	640,962
Quintiles IMS Holdings, Inc. *	13,079	1,243,421
Thermo Fisher Scientific, Inc.	4,936	933,891
Waters Corp. *	6,470	1,161,494

		10,709,403

Machinery - 3.3%
Caterpillar, Inc.	44,701	5,574,662
Colfax Corp. *	22,860	951,890
Crane Co.	5,907	472,501
Cummins, Inc.	10,655	1,790,360
Deere & Co.	24,895	3,126,563
Fortive Corp.	28,938	2,048,521
Illinois Tool Works, Inc.	31,382	4,643,281
Ingersoll-Rand plc	22,376	1,995,268
Middleby Corp. (The) *	3,107	398,224
Nordson Corp.	6,333	750,460
Oshkosh Corp.	35,669	2,944,119
PACCAR, Inc.	9,482	685,928
Parker-Hannifin Corp.	7,923	1,386,683
Snap-on, Inc.	4,119	613,772
Stanley Black & Decker, Inc.	5,348	807,388
Toro Co. (The)	36,514	2,266,059
Trinity Industries, Inc.	24,985	797,022
Xylem, Inc.	20,472	1,282,161

		32,534,862

Media - 2.6%
CBS Corp. (Non-Voting), Class B	20,748	1,203,384
Charter Communications, Inc., Class A *	28,372	10,310,952
Comcast Corp., Class A	276,913	10,655,612
DISH Network Corp., Class A *	13,142	712,691
Liberty Broadband Corp. *	11,950	1,138,835
Madison Square Garden Co. (The), Class A *	2,525	540,603
Sirius XM Holdings, Inc. (a)	173,308	956,660

		25,518,737

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Metals & Mining - 0.4%
Nucor Corp.	7,182	$402,479
Reliance Steel & Aluminum Co.	5,371	409,109
Royal Gold, Inc.	7,745	666,380
Steel Dynamics, Inc.	61,620	2,124,042

		3,602,010

Multi-Utilities - 0.2%
Ameren Corp.	4,874	281,912
CenterPoint Energy, Inc.	18,804	549,265
DTE Energy Co.	5,161	554,085
MDU Resources Group, Inc.	15,343	398,151
NiSource, Inc.	27,883	713,526

		2,496,939

Oil, Gas & Consumable Fuels - 0.8%
Andeavor	5,167	532,976
CONSOL Energy, Inc. *	41,045	695,302
Diamondback Energy, Inc. *	3,315	324,738
Laredo Petroleum, Inc. *	48,596	628,346
Marathon Petroleum Corp.	26,053	1,461,052
Parsley Energy, Inc., Class A *	15,135	398,656
PBF Energy, Inc., Class A (a)	19,928	550,212
Targa Resources Corp.	17,119	809,729
Valero Energy Corp.	6,967	535,971
Williams Cos., Inc. (The)	52,864	1,586,449

		7,523,431

Personal Products - 0.1%
Edgewell Personal Care Co. *	4,753	345,876
Nu Skin Enterprises, Inc., Class A	8,923	548,586

		894,462

Pharmaceuticals - 0.3%
Merck & Co., Inc.	11,263	721,170
Zoetis, Inc.	29,619	1,888,507

		2,609,677

Professional Services - 0.2%
Equifax, Inc.	10,815	1,146,282
Verisk Analytics, Inc. *	10,952	911,097

		2,057,379

Road & Rail - 1.5%
AMERCO	3,404	1,276,160
CSX Corp.	109,619	5,947,927
Genesee & Wyoming, Inc., Class A *	6,857	507,486
JB Hunt Transport Services, Inc.	4,202	466,758
Norfolk Southern Corp.	24,887	3,291,057
Old Dominion Freight Line, Inc.	7,162	788,608
Union Pacific Corp.	22,422	2,600,279

		14,878,275

Semiconductors & Semiconductor Equipment - 5.7%
Advanced Micro Devices, Inc. *	121,156	1,544,739
Analog Devices, Inc.	28,428	2,449,641
Applied Materials, Inc.	118,044	6,148,912
Broadcom Ltd.	39,001	9,459,303
Cavium, Inc. *	7,726	509,452
Cypress Semiconductor Corp. (a)	19,917	299,153
First Solar, Inc. *	7,828	359,149

INVESTMENTS	SHARES	VALUE
Semiconductors & Semiconductor Equipment - 5.7% (continued)
KLA-Tencor Corp.	5,142	$545,052
Lam Research Corp.	20,109	3,720,969
Marvell Technology Group Ltd.	65,049	1,164,377
Maxim Integrated Products, Inc.	23,643	1,128,008
Microchip Technology, Inc.	24,027	2,157,144
Micron Technology, Inc. *	128,536	5,055,321
NVIDIA Corp.	56,075	10,024,528
ON Semiconductor Corp. *	82,670	1,526,915
Qorvo, Inc. *	6,702	473,697
Skyworks Solutions, Inc.	18,116	1,846,020
Teradyne, Inc.	24,948	930,311
Texas Instruments, Inc.	62,332	5,587,440
Xilinx, Inc.	29,171	2,066,182

		56,996,313

Software - 8.7%
Activision Blizzard, Inc.	86,340	5,569,793
Adobe Systems, Inc. *	49,849	7,436,474
ANSYS, Inc. *	5,600	687,288
Autodesk, Inc. *	24,649	2,767,097
Cadence Design Systems, Inc. *	31,925	1,260,080
CDK Global, Inc.	22,987	1,450,250
Citrix Systems, Inc. *	12,021	923,453
Electronic Arts, Inc. *	38,424	4,536,337
Intuit, Inc.	14,124	2,007,585
Microsoft Corp.	537,365	40,028,319
Nuance Communications, Inc. *	49,154	772,701
Oracle Corp.	90,257	4,363,926
PTC, Inc. *	12,514	704,288
Red Hat, Inc. *	4,254	471,598
salesforce.com, Inc. *	6,930	647,401
ServiceNow, Inc. *	19,849	2,332,853
SS&C Technologies Holdings, Inc.	16,904	678,696
Symantec Corp.	75,689	2,483,356
Synopsys, Inc. *	15,227	1,226,230
Take-Two Interactive Software, Inc. *	20,096	2,054,414
Ultimate Software Group, Inc. (The) *	5,637	1,068,775
VMware, Inc., Class A *(a)	29,663	3,238,903

		86,709,817

Specialty Retail - 0.6%
Best Buy Co., Inc.	38,862	2,213,580
Burlington Stores, Inc. *	19,291	1,841,519
Michaels Cos., Inc. (The) *	21,313	457,590
Murphy USA, Inc. *	6,252	431,388
Ulta Beauty, Inc. *	5,602	1,266,388

		6,210,465

Technology Hardware, Storage & Peripherals - 6.3%
Apple, Inc.	342,441	52,777,007
Hewlett Packard Enterprise Co.	95,354	1,402,657
HP, Inc.	157,397	3,141,644
NCR Corp. *	25,340	950,757
NetApp, Inc.	17,556	768,251
Western Digital Corp.	38,626	3,337,286

		62,377,602

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Textiles, Apparel & Luxury Goods - 0.1%
PVH Corp.	4,356	$549,118
Skechers U.S.A., Inc., Class A *	21,170	531,155

		1,080,273

Thrifts & Mortgage Finance - 0.1%
TFS Financial Corp.	41,075	662,540

Tobacco - 0.4%
Altria Group, Inc.	16,731	1,061,080
Philip Morris International, Inc.	29,198	3,241,270

		4,302,350

Trading Companies & Distributors - 0.4%
MSC Industrial Direct Co., Inc., Class A	4,795	362,358
United Rentals, Inc. *	19,901	2,761,065
Watsco, Inc.	3,619	582,912
WESCO International, Inc. *	8,625	502,406

		4,208,741

Water Utilities - 0.1%
American Water Works Co., Inc.	13,415	1,085,408
Aqua America, Inc.	9,149	303,655

		1,389,063

Wireless Telecommunication Services - 0.9%
Sprint Corp. *(a)	466,550	3,629,759
T-Mobile US, Inc. *	79,800	4,920,468

		8,550,227

TOTAL COMMON STOCKS (Cost $762,260,210)		967,807,310

SHORT-TERM INVESTMENT - 2.7%

Investment Company - 2.7%
Limited Purpose Cash Investment Fund, 0.97% (2)(c)
(Cost $26,952,776)	26,955,472	26,952,776

SECURITIES LENDING COLLATERAL - 1.7%

Investment Companies - 1.7%
Investments in a Pooled Account through Securities Lending Program with Citibank NA
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.91% (2)(c)(d)	2,625,763	2,625,763
UBS Asset Management Americas, Inc. 1.10% (2)(c)(d)	12,205,405	12,205,405
1.16% (2)(c)(d)	2,034,234	2,034,234

TOTAL SECURITIES LENDING COLLATERAL (Cost $16,865,402)		16,865,402

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 101.7% (Cost $806,078,388)		1,011,625,488

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.7)% (e)		(16,973,985)

NET ASSETS - 100.0%		$994,651,503

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$125,147,551	12.6%
Consumer Staples	13,767,863	1.4
Energy	9,728,427	1.0
Financials	192,302,460	19.3
Health Care	92,434,928	9.3
Industrials	126,565,616	12.7
Information Technology	351,353,323	35.4
Materials	24,936,546	2.5
Real Estate	15,132,679	1.5
Telecommunication Services	9,018,201	0.9
Utilities	7,419,716	0.7
Short-Term Investment	26,952,776	2.7
Securities Lending Collateral	16,865,402	1.7

Total Investments In Securities At Value	1,011,625,488	101.7

Liabilities in Excess of Other Assets (e)	(16,973,985)	(1.7)

Net Assets	$994,651,503	100.0%

All securities are United States companies, unless noted otherwise in parentheses.

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2017. The total value of securities on loan at September 30, 2017 was $16,410,473.
(b)	Represents less than 0.05% of net assets.
(c)	Represents 7-day effective yield as of September 30, 2017.
(d)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(e)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR LARGE CAP MOMENTUM STYLE FUND

Futures contracts outstanding as of September 30, 2017:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index	127	12/2017	USD	$15,977,235	$226,391

					$226,391

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at September 30, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
BARC
Cash	$—	$398,648	$398,648

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 98.3%

Aerospace & Defense - 1.5%
AAR Corp.	8,237	$311,194
Aerojet Rocketdyne Holdings, Inc. *	15,184	531,592
Aerovironment, Inc. *	6,982	377,866
Axon Enterprise, Inc. *(a)	7,761	175,942
Curtiss-Wright Corp.	2,253	235,528
Ducommun, Inc. *	7,860	251,913
Engility Holdings, Inc. *	8,188	283,960
Esterline Technologies Corp. *	2,736	246,650
KeyW Holding Corp. (The) *	16,357	124,477
KLX, Inc. *	11,804	624,786
Kratos Defense & Security Solutions, Inc. *	57,558	752,859
Mercury Systems, Inc. *	23,223	1,204,809
National Presto Industries, Inc.	1,715	182,562
Vectrus, Inc. *	4,424	136,436

		5,440,574

Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. *	27,367	666,113
Atlas Air Worldwide Holdings, Inc. *	4,941	325,118

		991,231

Airlines - 0.2%
SkyWest, Inc.	17,903	785,942

Auto Components - 1.1%
Cooper-Standard Holdings, Inc. *	3,366	390,355
Dana, Inc.	37,648	1,052,638
Dorman Products, Inc. *	8,559	612,995
Fox Factory Holding Corp. *	16,818	724,856
LCI Industries	2,396	277,577
Modine Manufacturing Co. *	10,588	203,819
Motorcar Parts of America, Inc. *	6,430	189,428
Standard Motor Products, Inc.	3,856	186,052
Stoneridge, Inc. *	11,593	229,657
Tower International, Inc.	5,389	146,581

		4,013,958

Automobiles - 0.1%
Winnebago Industries, Inc.	8,584	384,134

Banks - 11.5%
1st Source Corp.	6,435	326,898
Ameris Bancorp	15,452	741,696
BancFirst Corp.	9,420	534,585
BancorpSouth, Inc.	6,691	214,447
Berkshire Hills Bancorp, Inc.	4,880	189,100
Boston Private Financial Holdings, Inc.	30,780	509,409
Brookline Bancorp, Inc.	8,843	137,067
Bryn Mawr Bank Corp.	4,081	178,748
Camden National Corp.	3,937	171,811
Carolina Financial Corp.	6,203	222,564
CenterState Bank Corp.	36,559	979,781
Central Pacific Financial Corp.	12,758	410,552
Chemical Financial Corp.	4,969	259,680
City Holding Co.	2,567	184,593
Columbia Banking System, Inc.	4,340	182,757
Community Bank System, Inc.	15,792	872,508

INVESTMENTS	SHARES	VALUE
Banks - 11.5% (continued)
ConnectOne Bancorp, Inc.	14,637	$360,070
Customers Bancorp, Inc. *	3,792	123,695
CVB Financial Corp.	7,436	179,728
Eagle Bancorp, Inc. *	11,805	791,525
Enterprise Financial Services Corp.	15,527	657,568
Farmers Capital Bank Corp.	3,251	136,705
FCB Financial Holdings, Inc., Class A *	16,616	802,553
Fidelity Southern Corp.	17,798	420,745
First Bancorp	3,337	114,826
First Bancorp *	68,203	349,199
First Busey Corp.	8,297	260,194
First Citizens BancShares, Inc., Class A	2,093	782,552
First Commonwealth Financial Corp.	45,442	642,095
First Financial Bancorp	17,714	463,221
First Financial Bankshares, Inc. (a)	10,172	459,774
First Interstate BancSystem, Inc., Class A	18,329	701,084
First Merchants Corp.	19,729	846,966
Flushing Financial Corp.	7,004	208,159
Franklin Financial Network, Inc. *	4,121	146,914
Fulton Financial Corp.	39,429	739,294
German American Bancorp, Inc.	3,585	136,338
Glacier Bancorp, Inc.	7,663	289,355
Great Southern Bancorp, Inc.	4,133	230,001
Great Western Bancorp, Inc.	15,227	628,571
Green Bancorp, Inc. *	23,620	558,613
Guaranty Bancorp	13,125	364,875
Hancock Holding Co.	40,709	1,972,351
Hanmi Financial Corp.	13,205	408,695
Heartland Financial USA, Inc.	12,207	603,026
Hilltop Holdings, Inc.	13,540	352,040
Home BancShares, Inc.	8,752	220,725
IBERIABANK Corp.	2,992	245,793
Independent Bank Corp./MA	7,977	595,483
Independent Bank Corp./MI	31,317	709,330
Independent Bank Group, Inc.	11,331	683,259
International Bancshares Corp.	10,287	412,509
Lakeland Bancorp, Inc.	23,423	477,829
Lakeland Financial Corp.	15,871	773,235
LegacyTexas Financial Group, Inc.	11,220	447,902
Live Oak Bancshares, Inc.	7,942	186,240
MB Financial, Inc.	3,866	174,047
National Bank Holdings Corp., Class A	12,051	430,100
NBT Bancorp, Inc.	9,702	356,257
OFG Bancorp (a)	27,612	252,650
Old National Bancorp	12,686	232,154
Pacific Premier Bancorp, Inc. *	14,080	531,520
Preferred Bank	13,009	785,093
QCR Holdings, Inc.	9,243	420,557
Renasant Corp.	3,073	131,832
Republic First Bancorp, Inc. *(a)	35,119	324,851
S&T Bancorp, Inc.	3,731	147,673
Sandy Spring Bancorp, Inc.	8,198	339,725
Seacoast Banking Corp. of Florida *	23,688	565,906
ServisFirst Bancshares, Inc.	36,620	1,422,687
Southside Bancshares, Inc.	16,748	608,957
State Bank Financial Corp.	5,880	168,462
Sterling Bancorp	58,623	1,445,057
Stock Yards Bancorp, Inc.	8,250	313,500

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Banks - 11.5% (continued)
Texas Capital Bancshares, Inc. *	21,006	$1,802,315
Tompkins Financial Corp.	5,057	435,610
Towne Bank	30,432	1,019,472
TriState Capital Holdings, Inc. *	13,169	301,570
Triumph Bancorp, Inc. *	9,529	307,310
Trustmark Corp.	13,962	462,421
UMB Financial Corp.	12,667	943,565
Union Bankshares Corp.	11,576	408,633
United Community Banks, Inc.	31,765	906,573
Univest Corp. of Pennsylvania	8,294	265,408
Veritex Holdings, Inc. *	11,255	303,435
Washington Trust Bancorp, Inc.	3,886	222,474
Wintrust Financial Corp.	14,581	1,141,838

		42,770,885

Beverages - 1.1%
Castle Brands, Inc. *(a)	143,592	192,413
Coca-Cola Bottling Co. Consolidated	2,775	598,706
Craft Brew Alliance, Inc. *	13,506	237,031
MGP Ingredients, Inc. (a)	14,063	852,640
National Beverage Corp.	19,300	2,394,165

		4,274,955

Biotechnology - 10.6%
Abeona Therapeutics, Inc.*(a)	38,497	656,374
Achaogen, Inc. *(a)	28,492	454,447
Aimmune Therapeutics, Inc. *	26,060	646,027
Akebia Therapeutics, Inc. *	21,111	415,253
Amicus Therapeutics, Inc. *	66,758	1,006,711
Arena Pharmaceuticals, Inc. *	5,082	129,591
Array BioPharma, Inc. *(a)	98,308	1,209,188
Avexis, Inc. *	15,867	1,534,815
Axovant Sciences Ltd. *(a)	22,474	154,621
BioCryst Pharmaceuticals, Inc. *(a)	61,801	323,837
BioSpecifics Technologies Corp. *	3,380	157,238
Bluebird Bio, Inc. *	20,714	2,845,068
Blueprint Medicines Corp. *	22,108	1,540,264
Calithera Biosciences, Inc. *	30,789	484,927
Cara Therapeutics, Inc. *(a)	26,544	363,387
Catalyst Pharmaceuticals, Inc. *	86,974	219,174
Clovis Oncology, Inc. *	20,590	1,696,616
Conatus Pharmaceuticals, Inc. *	37,639	206,638
Corbus Pharmaceuticals Holdings, Inc. *(a)	43,746	312,784
CTI BioPharma Corp. *	7,700	24,563
Cytokinetics, Inc. *	23,734	344,143
CytomX Therapeutics, Inc. *	16,047	291,574
Dynavax Technologies Corp. *	5,125	110,187
Eagle Pharmaceuticals, Inc. *(a)	5,706	340,306
Enanta Pharmaceuticals, Inc. *	7,995	374,166
Epizyme, Inc. *	20,024	381,457
Esperion Therapeutics, Inc. *(a)	17,960	900,155
Exact Sciences Corp. *	51,115	2,408,539
FibroGen, Inc. *	37,229	2,002,920
Flexion Therapeutics, Inc. *	5,453	131,854
Foundation Medicine, Inc. *(a)	16,549	665,270
Global Blood Therapeutics, Inc. *	15,873	492,857
Halozyme Therapeutics, Inc. *	37,536	652,000
Ignyta, Inc. *	40,551	500,805

INVESTMENTS	SHARES	VALUE
Biotechnology - 10.6% (continued)
ImmunoGen, Inc. *(a)	57,121	$436,976
Immunomedics, Inc. *(a)	81,742	1,142,753
Insmed, Inc. *(a)	3,937	122,874
Ironwood Pharmaceuticals, Inc. *	23,531	371,084
Keryx Biopharmaceuticals, Inc. *	28,069	199,290
Lexicon Pharmaceuticals, Inc. *(a)	9,957	122,372
Loxo Oncology, Inc. *	14,807	1,364,021
MiMedx Group, Inc. *(a)	51,770	615,028
Minerva Neurosciences, Inc. *	18,386	139,734
Momenta Pharmaceuticals, Inc. *	12,254	226,699
Myriad Genetics, Inc. *	3,505	126,811
Ohr Pharmaceutical, Inc. *	7,600	5,472
Peregrine Pharmaceuticals, Inc. *	25,915	81,373
Pieris Pharmaceuticals, Inc. *	62,341	359,084
Portola Pharmaceuticals, Inc. *	27,130	1,465,834
Progenics Pharmaceuticals, Inc. *	15,241	112,174
Prothena Corp. plc (Ireland) *	2,118	137,183
PTC Therapeutics, Inc. *	25,642	513,096
Puma Biotechnology, Inc. *	15,916	1,905,941
REGENXBIO, Inc. *	28,559	941,019
Repligen Corp. *	14,547	557,441
Retrophin, Inc. *	9,432	234,762
Sage Therapeutics, Inc. *	14,941	930,824
Sangamo Therapeutics, Inc. *	51,312	769,680
Sarepta Therapeutics, Inc. *	23,019	1,044,142
Spark Therapeutics, Inc. *	2,549	227,269
Spectrum Pharmaceuticals, Inc. *	10,431	146,764
Stemline Therapeutics, Inc. *	17,327	192,330
TG Therapeutics, Inc. *(a)	42,766	506,777
Vanda Pharmaceuticals, Inc. *	10,145	181,596
Versartis, Inc. *	10,971	26,879
Xencor, Inc. *	9,810	224,845

		39,409,883

Building Products - 0.9%
AAON, Inc.	11,411	393,394
American Woodmark Corp. *	2,199	211,654
Builders FirstSource, Inc. *	9,381	168,764
Gibraltar Industries, Inc. *	5,685	177,088
Griffon Corp.	14,851	329,692
Insteel Industries, Inc.	5,358	139,897
NCI Building Systems, Inc. *	11,901	185,656
Patrick Industries, Inc. *	5,960	501,236
PGT Innovations, Inc. *	16,718	249,934
Ply Gem Holdings, Inc. *	7,520	128,216
Trex Co., Inc. *	10,340	931,324

		3,416,855

Capital Markets - 1.6%
Arlington Asset Investment Corp., Class A (a)	9,426	119,993
B. Riley Financial, Inc.	12,270	209,203
Diamond Hill Investment Group, Inc.	1,639	348,042
Evercore, Inc., Class A	10,903	874,966
Financial Engines, Inc.	6,121	212,705
GAIN Capital Holdings, Inc.	24,292	155,226
Houlihan Lokey, Inc.	22,957	898,307
INTL. FCStone, Inc. *	6,700	256,744
Moelis& Co., Class A	22,631	974,264

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Capital Markets - 1.6% (continued)
Piper Jaffray Cos.	7,162	$425,065
PJT Partners, Inc., Class A	14,422	552,507
Stifel Financial Corp.	14,594	780,195

		5,807,217

Chemicals - 2.2%
American Vanguard Corp.	9,893	226,550
Balchem Corp.	1,382	112,343
Chase Corp.	3,665	408,281
Ferro Corp. *	26,155	583,256
GCP Applied Technologies, Inc. *	5,784	177,569
Ingevity Corp. *	14,708	918,809
Innophos Holdings, Inc.	3,701	182,052
Innospec, Inc.	3,814	235,133
Intrepid Potash, Inc. *(a)	95,924	418,228
KMG Chemicals, Inc.	10,063	552,257
Koppers Holdings, Inc. *	5,945	274,362
Kraton Corp. *	3,175	128,397
Kronos Worldwide, Inc.	54,953	1,254,577
Minerals Technologies, Inc.	1,646	116,290
Quaker Chemical Corp.	3,374	499,183
Sensient Technologies Corp.	1,677	128,995
Stepan Co.	6,009	502,713
Trinseo SA	4,378	293,764
Tronox Ltd., Class A	58,167	1,227,324

		8,240,083

Commercial Services & Supplies - 2.0%
ABM Industries, Inc.	8,276	345,192
ACCO Brands Corp. *	14,106	167,861
Aqua Metals, Inc. *(a)	16,382	112,217
Brady Corp., Class A	11,844	449,480
Brink’s Co. (The)	21,820	1,838,335
Casella Waste Systems, Inc., Class A *	31,416	590,621
CECO Environmental Corp.	14,459	122,323
Ennis, Inc.	10,681	209,882
Healthcare Services Group, Inc.	14,541	784,778
Hudson Technologies, Inc. *	21,628	168,915
Kimball International, Inc., Class B	9,927	196,257
Matthews International Corp., Class A	4,486	279,253
MSA Safety, Inc.	7,103	564,759
Multi-Color Corp.	2,315	189,714
Quad/Graphics, Inc.	6,078	137,424
Tetra Tech, Inc.	14,182	660,172
US Ecology, Inc.	3,206	172,483
Viad Corp.	8,505	517,954

		7,507,620

Communications Equipment - 2.0%
Applied Optoelectronics, Inc. *(a)	10,463	676,642
CalAmp Corp. *	8,803	204,670
Ciena Corp. *	27,001	593,212
Clearfield, Inc. *	1,743	23,705
Comtech Telecommunications Corp.	7,139	146,564
EMCORE Corp. *	47,259	387,524
Extreme Networks, Inc. *	67,662	804,501
Finisar Corp. *	28,929	641,356
Harmonic, Inc. *	54,830	167,231
InterDigital, Inc.	3,978	293,378

INVESTMENTS	SHARES	VALUE
Communications Equipment - 2.0% (continued)
Lumentum Holdings, Inc. *(a)	27,387	$1,488,483
NetScout Systems, Inc. *	13,663	441,998
Oclaro, Inc. *(a)	61,512	530,849
Sonus Networks, Inc. *	14,857	113,656
Ubiquiti Networks, Inc. *(a)	6,623	371,020
Viavi Solutions, Inc. *	66,529	629,364

		7,514,153

Construction & Engineering - 1.4%
Aegion Corp. *	6,788	158,025
Argan, Inc.	8,380	563,555
Comfort Systems USA, Inc.	6,501	232,086
EMCOR Group, Inc.	10,613	736,330
HC2 Holdings, Inc. *	27,896	147,291
MasTec, Inc. *	34,650	1,607,760
MYR Group, Inc. *	5,924	172,625
NV5 Global, Inc. *	12,212	667,386
Orion Group Holdings, Inc. *	11,898	78,051
Primoris Services Corp.	11,585	340,831
Sterling Construction Co., Inc. *	31,820	484,618
Tutor Perini Corp. *	8,464	240,377

		5,428,935

Construction Materials - 0.3%
Summit Materials, Inc., Class A*	29,523	945,622
US Concrete, Inc. *(a)	3,660	279,258

		1,224,880

Consumer Finance - 0.6%
Encore Capital Group, Inc. *(a)	6,634	293,886
Enova International, Inc. *	16,541	222,476
Green Dot Corp., Class A *	20,572	1,019,960
Nelnet, Inc., Class A	4,465	225,483
Regional Management Corp. *	7,164	173,440
World Acceptance Corp. *	2,365	196,035

		2,131,280

Containers & Packaging - 0.3%
Greif, Inc., Class A	18,407	1,077,546

Diversified Consumer Services - 1.9%
Adtalem Global Education, Inc.	20,429	732,380
American Public Education, Inc. *	756	15,914
Bridgepoint Education, Inc. *	14,224	136,550
Capella Education Co.	5,030	352,854
Career Education Corp. *	44,975	467,290
Carriage Services, Inc.	7,513	192,333
Chegg, Inc. *(a)	58,413	866,849
Grand Canyon Education, Inc. *	18,472	1,677,627
K12, Inc. *	15,726	280,552
Sotheby’s *	15,756	726,509
Strayer Education, Inc.	3,617	315,656
Weight Watchers International, Inc. *(a)	28,753	1,252,193

		7,016,707

Diversified Telecommunication Services - 0.4%
Cogent Communications Holdings, Inc.	2,222	108,656
Globalstar, Inc. *(a)	379,174	618,053
IDT Corp., Class B	12,066	169,889

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Diversified Telecommunication Services - 0.4% (continued)
ORBCOMM, Inc. *	27,576	$288,721
Vonage Holdings Corp. *	17,798	144,876

		1,330,195

Electric Utilities - 0.3%
ALLETE, Inc.	1,369	105,810
MGE Energy, Inc.	3,239	209,240
Otter Tail Corp.	3,477	150,728
PNM Resources, Inc.	4,731	190,659
Spark Energy, Inc., Class A (a)	23,632	354,480

		1,010,917

Electrical Equipment - 0.1%
Energous Corp. *(a)	9,192	116,371
EnerSys	2,746	189,941
Vivint Solar, Inc. *(a)	29,759	101,180

		407,492

Electronic Equipment, Instruments & Components - 3.7%
Anixter International, Inc. *	3,800	323,000
AVX Corp.	12,390	225,870
Badger Meter, Inc.	7,765	380,485
Benchmark Electronics, Inc. *	5,128	175,121
Control4 Corp. *	23,760	699,970
CTS Corp.	12,200	294,020
Electro Scientific Industries, Inc. *	13,751	191,414
ePlus, Inc. *	6,757	624,685
Fabrinet (Thailand) *	3,562	132,008
II-VI, Inc. *	27,273	1,122,284
Insight Enterprises, Inc. *	8,212	377,095
Itron, Inc. *	16,010	1,239,974
KEMET Corp. *	38,569	814,963
Littelfuse, Inc.	6,562	1,285,364
Mesa Laboratories, Inc. (a)	2,830	422,576
Methode Electronics, Inc.	8,212	347,778
MicroVision, Inc. *(a)	43,067	119,726
Novanta, Inc. *	18,678	814,361
PC Connection, Inc.	7,181	202,432
PCM, Inc. *	12,043	168,602
Plexus Corp. *	3,071	172,222
Rogers Corp. *	7,520	1,002,266
Sanmina Corp. *	25,396	943,461
SYNNEX Corp.	3,200	404,832
Systemax, Inc.	8,770	231,791
Tech Data Corp. *	3,190	283,431
TTM Technologies, Inc. *	40,172	617,444
Vishay Intertechnology, Inc.	9,569	179,897

		13,797,072

Energy Equipment & Services - 0.5%
Archrock, Inc.	11,319	142,053
Exterran Corp. *	28,496	900,759
McDermott International, Inc. *	89,192	648,426
Newpark Resources, Inc. *	14,013	140,130

		1,831,368

Equity Real Estate Investment Trusts (REITs) - 1.7%
Agree Realty Corp.	3,787	185,866
Altisource Residential Corp.	12,764	141,808

INVESTMENTS	SHARES	VALUE
Equity Real Estate Investment Trusts (REITs) - 1.7% (continued)
Bluerock Residential Growth REIT, Inc.	11,974	$132,432
CareTrust REIT, Inc.	6,037	114,945
Community Healthcare Trust, Inc.	9,346	251,968
Four Corners Property Trust, Inc.	5,023	125,173
GEO Group, Inc. (The)	43,208	1,162,295
Getty Realty Corp.	4,321	123,624
Gladstone Commercial Corp.	12,197	271,627
Independence Realty Trust, Inc.	11,681	118,796
Jernigan Capital, Inc.	12,237	251,470
Monmouth Real Estate Investment Corp.	28,817	466,547
National Storage Affiliates Trust	18,837	456,609
NexPoint Residential Trust, Inc.	20,310	481,956
Potlatch Corp.	2,640	134,640
Preferred Apartment Communities, Inc., Class A	12,783	241,343
Rexford Industrial Realty, Inc.	21,438	613,556
Saul Centers, Inc.	1,960	121,344
STAG Industrial, Inc.	6,571	180,505
Summit Hotel Properties, Inc.	15,735	251,603
Sunstone Hotel Investors, Inc.	6,752	108,505
Terreno Realty Corp.	5,752	208,107
UMH Properties, Inc.	9,125	141,894
Universal Health Realty Income Trust	1,929	145,620

		6,432,233

Food & Staples Retailing - 0.0% (b)
Weis Markets, Inc.	2,771	120,538

Food Products - 0.7%
Calavo Growers, Inc. (a)	1,907	139,592
Freshpet, Inc. *(a)	11,946	186,955
John B Sanfilippo & Son, Inc.	8,351	562,106
Omega Protein Corp.	9,601	159,857
Sanderson Farms, Inc.	8,191	1,323,010
Tootsie Roll Industries, Inc. (a)	5,071	192,698

		2,564,218

Gas Utilities - 0.1%
Chesapeake Utilities Corp.	1,406	110,019
New Jersey Resources Corp.	3,240	136,566
ONE Gas, Inc.	4,543	334,547

		581,132

Health Care Equipment & Supplies - 4.6%
Anika Therapeutics, Inc. *	3,754	217,732
Antares Pharma, Inc. *	126,662	410,385
AtriCure, Inc. *	10,862	242,983
Atrion Corp.	378	254,016
AxoGen, Inc. *	33,610	650,353
Cantel Medical Corp.	4,152	390,994
Cardiovascular Systems, Inc. *	16,321	459,436
CryoLife, Inc. *	16,949	384,742
Cutera, Inc. *	15,176	627,528
GenMark Diagnostics, Inc. *	20,403	196,481
Glaukos Corp. *	3,416	112,728
Globus Medical, Inc., Class A *	4,147	123,249
Haemonetics Corp. *	4,150	186,210
Halyard Health, Inc. *	2,724	122,662
Heska Corp. *	9,691	853,680

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Health Care Equipment & Supplies - 4.6% (continued)
ICU Medical, Inc. *	5,172	$961,216
Inogen, Inc. *	11,892	1,130,929
Insulet Corp. *	14,781	814,137
Integer Holdings Corp. *	4,990	255,238
Integra LifeSciences Holdings Corp. *	13,750	694,100
K2M Group Holdings, Inc. *	13,163	279,187
Lantheus Holdings, Inc. *	40,287	717,109
LeMaitre Vascular, Inc.	16,749	626,748
Masimo Corp. *	20,087	1,738,731
Merit Medical Systems, Inc. *	19,266	815,915
Nevro Corp. *	2,436	221,384
Novocure Ltd. *(a)	24,250	481,363
NuVasive, Inc. *	1,973	109,423
OraSure Technologies, Inc. *	33,053	743,693
Orthofix International NV *	2,774	131,072
Penumbra, Inc. *	9,924	896,137
Pulse Biosciences, Inc. *(a)	18,869	351,152
Quidel Corp. *	9,412	412,810
Sientra, Inc. *	6,785	104,489
ViewRay, Inc. *(a)	41,091	236,684
Wright Medical Group NV *	8,622	223,051

		17,177,747

Health Care Providers & Services - 2.1%
Addus HomeCare Corp. *	10,894	384,558
Almost Family, Inc. *	2,340	125,658
AMN Healthcare Services, Inc. *	4,715	215,476
BioTelemetry, Inc. *	25,845	852,885
Chemed Corp.	3,325	671,816
Civitas Solutions, Inc. *	5,386	99,372
CorVel Corp. *	6,100	331,840
Cross Country Healthcare, Inc. *	14,589	207,602
HealthEquity, Inc. *	21,958	1,110,636
LHC Group, Inc. *	8,130	576,580
MedCath Corp. (3)*(c)	10,300	-
Molina Healthcare, Inc. *	5,586	384,093
National HealthCare Corp.	1,886	118,007
Select Medical Holdings Corp. *	18,407	353,414
Teladoc, Inc. *(a)	26,182	867,933
Tivity Health, Inc. *	30,681	1,251,785
US Physical Therapy, Inc.	3,234	198,729

		7,750,384

Health Care Technology - 1.0%
Cotiviti Holdings, Inc. *	27,619	993,732
HealthStream, Inc. *	7,258	169,619
Medidata Solutions, Inc. *	18,582	1,450,511
Omnicell, Inc. *	6,070	309,874
Quality Systems, Inc. *	7,215	113,492
Vocera Communications, Inc. *	21,185	664,573

		3,701,801

Hotels, Restaurants & Leisure - 3.7%
Bob Evans Farms, Inc.	9,118	706,736
Boyd Gaming Corp.	17,919	466,790
Caesars Entertainment Corp. *(a)	66,872	892,741
Carrols Restaurant Group, Inc. *	16,986	185,147
Churchill Downs, Inc.	3,311	682,728
Dave & Buster’s Entertainment, Inc. *	16,866	885,128

INVESTMENTS	SHARES	VALUE
Hotels, Restaurants & Leisure - 3.7% (continued)
Del Taco Restaurants, Inc. *	12,276	$188,314
Denny’s Corp. *	16,550	206,048
Eldorado Resorts, Inc. *(a)	28,663	735,206
ILG, Inc.	34,872	932,129
International Speedway Corp., Class A	3,567	128,412
Jack in the Box, Inc.	3,922	399,730
Marcus Corp. (The)	6,900	191,130
Marriott Vacations Worldwide Corp.	8,976	1,117,781
Monarch Casino & Resort, Inc. *	7,349	290,506
Papa John’s International, Inc.	4,004	292,572
Penn National Gaming, Inc. *	31,524	737,346
Pinnacle Entertainment, Inc. *	36,691	781,885
Planet Fitness, Inc., Class A	33,523	904,451
RCI Hospitality Holdings, Inc.	11,399	282,125
Red Robin Gourmet Burgers, Inc. *	2,544	170,448
Ruth’s Hospitality Group, Inc.	9,641	201,979
Scientific Games Corp., Class A *	49,547	2,271,730
Wingstop, Inc. (a)	3,864	128,478

		13,779,540

Household Durables - 1.8%
Bassett Furniture Industries, Inc.	12,552	473,210
Beazer Homes USA, Inc. *	7,571	141,881
Cavco Industries, Inc. *	2,640	389,532
Flexsteel Industries, Inc.	2,686	136,180
Hooker Furniture Corp.	10,743	512,978
Installed Building Products, Inc. *	14,200	920,160
iRobot Corp. *	13,504	1,040,618
KB Home	19,342	466,529
LGI Homes, Inc. *(a)	5,346	259,655
MDC Holdings, Inc.	3,314	110,058
NACCO Industries, Inc., Class A	3,287	282,025
Taylor Morrison Home Corp., Class A *	18,723	412,842
TopBuild Corp. *	14,164	923,068
Universal Electronics, Inc. *	1,934	122,616
William Lyon Homes, Class A *	5,382	123,732
ZAGG, Inc. *	17,070	268,853

		6,583,937

Household Products - 0.4%
Central Garden & Pet Co., Class A *	25,171	936,109
HRG Group, Inc. *	29,441	459,574

		1,395,683

Independent Power and Renewable Electricity Producers - 0.2%
Ormat Technologies, Inc.	11,307	690,292
TerraForm Power, Inc., Class A *	7,555	99,877

		790,169

Industrial Conglomerates - 0.1%
Raven Industries, Inc.	8,805	285,282

Insurance - 2.0%
American Equity Investment Life Holding Co.	21,730	631,908
AMERISAFE, Inc.	4,224	245,837
Argo Group International Holdings Ltd.	3,368	207,132
CNO Financial Group, Inc.	11,705	273,195
eHealth, Inc. *	6,772	161,783

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Insurance - 2.0% (continued)
Employers Holdings, Inc.	6,048	$274,882
Enstar Group Ltd. *	725	161,204
FBL Financial Group, Inc., Class A	7,378	549,661
HCI Group, Inc.	4,590	175,567
Health Insurance Innovations, Inc., Class A *(a)	25,853	374,868
Horace Mann Educators Corp.	3,809	149,884
James River Group Holdings Ltd.	10,221	423,967
Kemper Corp.	3,161	167,533
MBIA, Inc. *	22,686	197,368
National Western Life Group, Inc., Class A	314	109,586
Navigators Group, Inc. (The)	3,083	179,893
Primerica, Inc.	16,110	1,313,770
Safety Insurance Group, Inc.	1,836	140,087
Selective Insurance Group, Inc.	9,894	532,792
Stewart Information Services Corp.	3,674	138,730
Trupanion, Inc. *(a)	20,746	547,902
United Fire Group, Inc.	6,763	309,881
United Insurance Holdings Corp.	8,652	141,028
Universal Insurance Holdings, Inc.	9,481	218,063

		7,626,521

Internet & Direct Marketing Retail - 0.4%
Nutrisystem, Inc.	15,960	892,164
Overstock.com, Inc. *	7,033	208,880
PetMed Express, Inc. (a)	14,244	472,189

		1,573,233

Internet Software & Services - 4.0%
2U, Inc. *(a)	18,950	1,061,958
Alarm.com Holdings, Inc. *	15,461	698,528
Amber Road, Inc. *	15,971	122,657
Appfolio, Inc., Class A *	19,003	911,194
Blucora, Inc. *	27,073	684,947
Box, Inc., Class A *	35,063	677,417
Brightcove, Inc. *	21,470	154,584
Carbonite, Inc. *	26,884	591,448
Care.com, Inc. *	12,036	191,252
ChannelAdvisor Corp. *	12,592	144,808
Cimpress NV (Netherlands) *(a)	1,499	146,392
CommerceHub, Inc., Series C *	5,414	115,589
Envestnet, Inc. *	2,729	139,179
Five9, Inc. *	41,921	1,001,912
Gogo, Inc. *(a)	9,287	109,679
GrubHub, Inc. *(a)	33,011	1,738,359
GTT Communications, Inc. *	15,960	505,134
Hortonworks, Inc. *	18,078	306,422
Internap Corp. *(a)	60,966	265,202
j2 Global, Inc.	2,016	148,942
LivePerson, Inc. *	22,583	306,000
MINDBODY, Inc., Class A *(a)	25,810	667,189
New Relic, Inc. *	11,266	561,047
Q2 Holdings, Inc. *	12,299	512,253
Stamps.com, Inc. *	7,271	1,473,468
TrueCar, Inc. *	49,153	776,126
Tucows, Inc., Class A *(a)	8,012	469,103
Web.com Group, Inc. *	6,346	158,650
XO Group, Inc. *	16,852	331,479

		14,970,918

INVESTMENTS	SHARES	VALUE
IT Services - 0.8%
Acxiom Corp. *	6,873	$169,351
Blackhawk Network Holdings, Inc. *	5,050	221,190
CACI International, Inc., Class A *	4,246	591,680
CSG Systems International, Inc.	3,860	154,786
Everi Holdings, Inc. *	69,206	525,273
Hackett Group, Inc. (The)	15,924	241,886
ManTech International Corp., Class A	6,644	293,333
Perficient, Inc. *	7,395	145,460
Science Applications International Corp.	4,030	269,405
TeleTech Holdings, Inc.	8,888	371,074
Unisys Corp. *(a)	13,016	110,636

		3,094,074

Leisure Products - 0.3%
Callaway Golf Co.	13,688	197,518
Johnson Outdoors, Inc., Class A	4,566	334,597
Malibu Boats, Inc., Class A *	12,549	397,050
MCBC Holdings, Inc. *	11,366	231,639
Nautilus, Inc. *	8,397	141,909

		1,302,713

Life Sciences Tools & Services - 1.2%
Accelerate Diagnostics, Inc. *(a)	15,687	352,173
Cambrex Corp. *	2,200	121,000
Enzo Biochem, Inc. *	30,080	314,937
INC Research Holdings, Inc., Class A *	31,106	1,626,844
NanoString Technologies, Inc. *	11,562	186,842
NeoGenomics, Inc. *(a)	19,448	216,456
PRA Health Sciences, Inc. *	22,051	1,679,625

		4,497,877

Machinery - 4.3%
Alamo Group, Inc.	4,338	465,771
Altra Industrial Motion Corp.	8,812	423,857
Astec Industries, Inc.	4,465	250,085
Barnes Group, Inc.	12,832	903,886
Chart Industries, Inc. *	5,721	224,435
CIRCOR International, Inc.	2,080	113,214
Columbus McKinnon Corp.	10,083	381,843
Commercial Vehicle Group, Inc. *	22,354	164,302
Douglas Dynamics, Inc.	10,849	427,451
EnPro Industries, Inc.	3,851	310,121
ESCO Technologies, Inc.	2,964	177,692
Federal Signal Corp.	10,357	220,397
Franklin Electric Co., Inc.	3,130	140,380
Global Brass & Copper Holdings, Inc.	10,438	352,804
Greenbrier Cos., Inc. (The) (a)	6,432	309,701
Harsco Corp. *	32,113	671,162
Hyster-Yale Materials Handling, Inc.	1,438	109,921
John Bean Technologies Corp.	14,921	1,508,513
Kadant, Inc.	4,357	429,382
Kennametal, Inc.	26,006	1,049,082
Lydall, Inc. *	8,342	477,997
Manitowoc Co., Inc. (The) *	23,594	212,346
Meritor, Inc. *	32,900	855,729
Mueller Water Products, Inc., Class A	19,934	255,155
Navistar International Corp. *	42,902	1,890,691
NN, Inc.	9,792	283,968
RBC Bearings, Inc. *	3,999	500,475

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Machinery - 4.3% (continued)
Spartan Motors, Inc.	25,080	$277,134
SPX Corp. *	28,258	829,090
Standex International Corp.	2,682	284,828
Sun Hydraulics Corp.	5,805	313,470
Tennant Co.	3,269	216,408
Titan International, Inc.	30,565	310,235
Wabash National Corp.	16,454	375,480
Woodward, Inc.	5,342	414,593

		16,131,598

Marine - 0.1%
Safe Bulkers, Inc. (Greece) *	35,852	98,234
Scorpio Bulkers, Inc. *	37,433	263,903

		362,137

Media - 0.7%
Entravision Communications Corp., Class A	28,539	162,672
EW Scripps Co. (The), Class A *	8,418	160,868
Liberty Media Corp.-Liberty Braves, Class C *	10,060	254,216
Meredith Corp.	4,067	225,719
MSG Networks, Inc., Class A *	7,805	165,466
New Media Investment Group, Inc.	8,166	120,775
New York Times Co. (The), Class A	48,958	959,577
Nexstar Media Group, Inc., Class A (a)	4,262	265,523
Sinclair Broadcast Group, Inc., Class A	4,206	134,802
World Wrestling Entertainment, Inc., Class A (a)	8,365	196,996

		2,646,614

Metals & Mining - 0.7%
Century Aluminum Co. *	53,137	881,011
Cleveland-Cliffs, Inc. *	44,244	316,345
Gold Resource Corp.	27,843	104,411
Materion Corp.	4,614	199,094
Schnitzer Steel Industries, Inc., Class A	3,833	107,899
SunCoke Energy, Inc. *	46,141	421,729
TimkenSteel Corp. *	15,982	263,703
Worthington Industries, Inc.	4,601	211,646

		2,505,838

Multiline Retail - 0.3%
Ollie’s Bargain Outlet Holdings, Inc. *	24,198	1,122,787

Multi-Utilities - 0.1%
Unitil Corp.	6,391	316,099

Oil, Gas & Consumable Fuels - 1.1%
Abraxas Petroleum Corp. *	129,164	242,828
Approach Resources, Inc. *(a)	65,375	164,091
Cloud Peak Energy, Inc. *	51,306	187,780
CVR Energy, Inc. (a)	27,230	705,257
Delek US Energy, Inc.	27,301	729,756
GasLog Ltd. (Monaco) (a)	13,038	227,513
Golar LNG Ltd. (Norway) (a)	9,747	220,380
Green Plains, Inc.	5,162	104,014
Par Pacific Holdings, Inc. *	5,397	112,258
Renewable Energy Group, Inc. *	10,705	130,066
Resolute Energy Corp. *	15,121	448,942

INVESTMENTS	SHARES	VALUE
Oil, Gas & Consumable Fuels - 1.1% (continued)
REX American Resources Corp. *	3,271	$306,918
Ring Energy, Inc. *	26,148	378,885
Uranium Energy Corp. *	124,327	171,571

		4,130,259

Paper & Forest Products - 0.3%
KapStone Paper and Packaging Corp.	14,804	318,138
Louisiana-Pacific Corp. *	28,099	760,921
Neenah Paper, Inc.	2,788	238,513

		1,317,572

Personal Products - 0.1%
Inter Parfums, Inc.	4,301	177,416
Natural Health Trends Corp. (a)	6,691	159,915

		337,331

Pharmaceuticals - 2.8%
Aclaris Therapeutics, Inc. *	9,862	254,538
Aerie Pharmaceuticals, Inc. *	21,487	1,044,268
Amphastar Pharmaceuticals, Inc. *	6,748	120,587
Aratana Therapeutics, Inc. *(a)	21,183	129,852
Assembly Biosciences, Inc. *	11,588	404,653
Catalent, Inc. *	45,089	1,799,953
Corcept Therapeutics, Inc. *	62,160	1,199,688
Intersect ENT, Inc. *	15,317	477,125
MyoKardia, Inc. *	5,016	214,936
Nektar Therapeutics *	4,848	116,352
Ocular Therapeutix, Inc. *(a)	21,256	131,362
Omeros Corp. *(a)	24,549	530,749
Paratek Pharmaceuticals, Inc. *(a)	16,800	421,680
Phibro Animal Health Corp., Class A	15,395	570,385
Reata Pharmaceuticals, Inc., Class A *	12,425	386,418
Revance Therapeutics, Inc. *(a)	10,391	286,272
SciClone Pharmaceuticals, Inc. *	11,210	125,552
Supernus Pharmaceuticals, Inc. *	27,674	1,106,960
Teligent, Inc. *(a)	25,462	170,850
Tetraphase Pharmaceuticals, Inc. *	34,148	233,572
WaVe Life Sciences Ltd. *(a)	4,515	98,201
Zogenix, Inc. *	15,946	558,907

		10,382,860

Professional Services - 1.2%
Barrett Business Services, Inc.	3,741	211,479
CBIZ, Inc. *	11,492	186,745
CRA International, Inc.	8,044	330,206
Exponent, Inc.	2,798	206,772
Heidrick & Struggles International, Inc.	6,742	142,593
ICF International, Inc. *	3,076	165,950
Insperity, Inc.	4,393	386,584
Kelly Services, Inc., Class A	6,667	167,275
Kforce, Inc.	6,514	131,583
Korn/Ferry International	13,730	541,374
Mistras Group, Inc. *	8,171	167,506
Navigant Consulting, Inc. *	10,627	179,809
On Assignment, Inc. *	4,611	247,518
TriNet Group, Inc. *	20,950	704,339
WageWorks, Inc. *	3,808	231,146
Willdan Group, Inc. *(a)	11,019	357,677

		4,358,556

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Real Estate Management & Development - 0.4%
HFF, Inc., Class A	3,756	$148,587
Marcus & Millichap, Inc. *	5,385	145,341
Maui Land & Pineapple Co., Inc. *	12,016	167,623
RE/MAX Holdings, Inc., Class A	5,481	348,318
RMR Group, Inc. (The), Class A	10,745	551,756

		1,361,625

Road & Rail - 0.5%
ArcBest Corp.	3,627	121,323
Marten Transport Ltd.	11,529	236,921
Saia, Inc. *	15,288	957,793
Werner Enterprises, Inc.	19,338	706,804

		2,022,841

Semiconductors & Semiconductor Equipment - 4.9%
Advanced Energy Industries, Inc. *	19,613	1,583,946
Alpha & Omega Semiconductor Ltd. *	14,897	245,651
Amkor Technology, Inc. *	43,909	463,240
Axcelis Technologies, Inc. *	24,754	677,022
AXT, Inc. *	52,806	483,175
Brooks Automation, Inc.	34,398	1,044,323
Cabot Microelectronics Corp.	6,746	539,208
CEVA, Inc. *	12,403	530,848
Cirrus Logic, Inc. *	13,565	723,286
Cohu, Inc.	15,049	358,768
Diodes, Inc. *	5,977	178,892
Entegris, Inc. *	50,031	1,443,394
FormFactor, Inc. *	33,034	556,623
Inphi Corp. *	2,694	106,925
MACOM Technology Solutions Holdings, Inc. *(a)	16,348	729,284
MaxLinear, Inc. *	28,028	665,665
MKS Instruments, Inc.	20,356	1,922,624
Monolithic Power Systems, Inc.	14,543	1,549,557
Nanometrics, Inc. *	9,875	284,400
PDF Solutions, Inc. *(a)	11,205	173,565
Photronics, Inc. *	17,287	152,990
Power Integrations, Inc.	2,978	217,990
Rudolph Technologies, Inc. *	14,942	392,975
Semtech Corp. *	24,266	911,188
Sigma Designs, Inc. *	22,053	138,934
Silicon Laboratories, Inc. *	11,232	897,437
Ultra Clean Holdings, Inc. *	31,710	970,960
Veeco Instruments, Inc. *	15,322	327,891

		18,270,761

Software - 3.7%
8x8, Inc. *	16,016	216,216
Aspen Technology, Inc. *	22,497	1,413,037
Barracuda Networks, Inc. *	4,344	105,255
Blackbaud, Inc.	11,019	967,468
BroadSoft, Inc. *(a)	2,909	146,323
Callidus Software, Inc. *	7,613	187,660
CommVault Systems, Inc. *	2,269	137,955
Digimarc Corp. *	4,179	152,951
Ebix, Inc. (a)	4,190	273,398
Ellie Mae, Inc. *	1,616	132,722
Fair Isaac Corp.	2,751	386,516
HubSpot, Inc. *	6,742	566,665

INVESTMENTS	SHARES	VALUE
Software - 3.7% (continued)
Mitek Systems, Inc. *	27,452	$260,794
MobileIron, Inc. *	34,224	126,629
Paycom Software, Inc. *	22,745	1,704,965
Paylocity Holding Corp. *	3,207	156,566
Pegasystems, Inc.	30,305	1,747,083
Progress Software Corp.	3,731	142,412
Proofpoint, Inc. *	8,918	777,828
PROS Holdings, Inc. *	9,268	223,637
Qualys, Inc. *	5,041	261,124
RealPage, Inc. *	27,480	1,096,452
RingCentral, Inc., Class A *	29,676	1,238,973
TiVo Corp.	6,341	125,869
Upland Software, Inc. *	17,368	367,507
Varonis Systems, Inc. *	9,802	410,704
Workiva, Inc. *	8,952	186,649
Zix Corp. *	44,752	218,837

		13,732,195

Specialty Retail - 1.6%
Aaron’s, Inc.	28,671	1,250,916
Big 5 Sporting Goods Corp. (a)	14,041	107,414
Children’s Place, Inc. (The)	6,148	726,386
Citi Trends, Inc.	7,878	156,536
Conn’s, Inc. *(a)	26,120	735,278
Haverty Furniture Cos., Inc.	10,519	275,072
Lumber Liquidators Holdings, Inc. *	14,709	573,357
Office Depot, Inc.	130,962	594,567
Restoration Hardware Holdings, Inc. *(a)	10,404	731,609
Select Comfort Corp. *	11,697	363,192
Tile Shop Holdings, Inc.	7,409	94,094
Tilly’s, Inc., Class A	28,476	341,427

		5,949,848

Technology Hardware, Storage & Peripherals - 0.1%
Intevac, Inc. *	21,392	180,763
Quantum Corp. *	30,220	184,946

		365,709

Textiles, Apparel & Luxury Goods - 0.3%
Culp, Inc.	11,894	389,529
Movado Group, Inc.	5,631	157,668
Perry Ellis International, Inc. *	7,211	170,612
Unifi, Inc. *	5,876	209,362
Wolverine World Wide, Inc.	5,045	145,548

		1,072,719

Thrifts & Mortgage Finance - 3.5%
Beneficial Bancorp, Inc.	18,111	300,643
BofI Holding, Inc. *	5,347	152,229
Capitol Federal Financial, Inc.	9,167	134,755
Dime Community Bancshares, Inc.	8,591	184,706
Essent Group Ltd. *	31,534	1,277,127
Federal Agricultural Mortgage Corp., Class C	6,143	446,842
First Defiance Financial Corp.	5,710	299,718
Flagstar Bancorp, Inc. *	12,085	428,776
HomeStreet, Inc. *	8,667	234,009
Kearny Financial Corp.	18,710	287,198
LendingTree, Inc. *(a)	6,680	1,632,926

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Thrifts & Mortgage Finance - 3.5% (continued)
Meridian Bancorp, Inc.	29,164	$543,909
Meta Financial Group, Inc.	5,656	443,430
MGIC Investment Corp. *	127,086	1,592,388
Nationstar Mortgage Holdings, Inc. *	18,671	346,720
NMI Holdings, Inc., Class A *	31,611	391,976
Northfield Bancorp, Inc.	9,328	161,841
Northwest Bancshares, Inc.	12,996	224,441
Oritani Financial Corp.	6,634	111,451
Provident Financial Services, Inc.	5,922	157,940
Radian Group, Inc.	55,226	1,032,174
Walker & Dunlop, Inc. *	12,133	634,920
Washington Federal, Inc.	20,844	701,401
Waterstone Financial, Inc.	33,935	661,733
WSFS Financial Corp.	10,598	516,652

		12,899,905

Tobacco - 0.0% (b)
Universal Corp.	2,355	134,941

Trading Companies & Distributors - 1.3%
Aircastle Ltd.	5,512	122,863
Applied Industrial Technologies, Inc.	6,185	406,973
CAI International, Inc. *	17,416	528,053
DXP Enterprises, Inc. *	6,458	203,362
GATX Corp. (a)	7,865	484,169
H&E Equipment Services, Inc.	8,078	235,878
Kaman Corp.	2,836	158,192
Rush Enterprises, Inc., Class A *	15,097	698,840
SiteOne Landscape Supply, Inc. *	13,181	765,816
Textainer Group Holdings Ltd. *(a)	11,295	193,709
Triton International Ltd. *	29,606	985,288

		4,783,143

Water Utilities - 0.3%
American States Water Co.	2,078	102,341
Cadiz, Inc. *	9,114	115,748
California Water Service Group	3,113	118,761
Connecticut Water Service, Inc.	3,531	209,388
Middlesex Water Co.	7,010	275,283
SJW Group	6,372	360,655

		1,182,176

Wireless Telecommunication Services - 0.3%
Boingo Wireless, Inc. *	29,727	635,266
Shenandoah Telecommunications Co.	6,531	242,953
Spok Holdings, Inc.	7,837	120,298

		998,517

TOTAL COMMON STOCKS (Cost $282,449,882)		366,427,913

RIGHTS - 0.0% (b)	NO. OF RIGHTS
Biotechnology - 0.0% (b)
Durata Therapeutics, Inc., CVR (3)*(c)	9,900	1,712

Electronic Equipment, Instruments & Components - 0.0%
Gerber Scientific, Inc., CVR (3)*(c)	4,000	—

TOTAL RIGHTS (Cost $—)		1,712

INVESTMENTS	NO. OF WARRANTS	VALUE
WARRANT - 0.0%

Diversified Consumer Services - 0.0%
Education Management LLC, expiring 1/5/2022 (3)*(c) (Cost $—)	6,600	$—

SHORT-TERM INVESTMENT - 1.8%	SHARES

Investment Company - 1.8%
Limited Purpose Cash Investment Fund, 0.97% (2)(d)
(Cost $6,840,974)	6,841,658	6,840,974

SECURITIES LENDING COLLATERAL - 7.7%

Investment Companies - 7.7%
Investments in a Pooled Account through Securities Lending Program with Citibank NA
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 0.91% (2)(d)(e)	4,478,650	4,478,650
UBS Asset Management Americas, Inc. 1.10% (2)(d)(e)	20,818,228	20,818,228
1.16% (2)(d)(e)	3,469,704	3,469,704

TOTAL SECURITIES LENDING COLLATERAL (Cost $28,766,582)		28,766,582

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 107.8% (Cost $318,057,438)		402,037,181

LIABILITIES IN EXCESS OF OTHER ASSETS - (7.8)% (f)		(28,933,657)

Net Assets - 100.0%		$373,103,524

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$45,446,190	12.2%
Consumer Staples	8,827,667	2.4
Energy	5,961,627	1.6
Financials	71,235,808	19.1
Health Care	82,922,264	22.3
Industrials	51,922,205	13.9
Information Technology	71,744,882	19.2
Materials	14,365,919	3.9
Real Estate	7,793,858	2.1
Telecommunication Services	2,328,712	0.6
Utilities	3,880,493	1.0
Short-Term Investment	6,840,974	1.8
Securities Lending Collateral	28,766,582	7.7

Total Investments In Securities At Value	402,037,181	107.8
Liabilities in Excess of Other Assets (f)	(28,933,657)	(7.8)

Net Assets	$373,103,524	100.0%

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR SMALL CAP MOMENTUM STYLE FUND

All securities are United States companies, unless noted otherwise in parentheses.

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2017. The total value of securities on loan at September 30, 2017 was $27,885,606.
(b)	Represents less than 0.05% of net assets.
(c)	Security fair valued as of September 30, 2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at September 30, 2017 amounted to $1,712, which represents approximately 0.00% of net assets of the fund.
(d)	Represents 7-day effective yield as of September 30, 2017.
(e)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(f)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).
(3)	Level 3 security (See Note 4).

Abbreviations

CVR - Contingent Value Rights

Futures contracts outstanding as of September 30, 2017:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
Russell 2000 E-Mini Index	53	12/2017	USD	$3,956,185	$188,091

					$188,091

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at September 30, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
BARC
Cash	$—	$(41,064)	$(41,064)

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 96.7%

Australia - 3.5%
AGL Energy Ltd.	35,608	$653,857
Alumina Ltd.	187,658	325,208
Amcor Ltd.	19,354	231,481
Aristocrat Leisure Ltd.	67,187	1,109,765
ASX Ltd.	4,892	201,630
AusNet Services	141,964	188,381
Australia & New Zealand Banking Group Ltd.	4,898	114,092
BHP Billiton plc	234,139	4,131,617
BlueScope Steel Ltd.	32,846	283,741
Challenger Ltd.	34,434	337,531
CIMIC Group Ltd.	9,795	340,393
Cochlear Ltd.	2,343	293,072
Computershare Ltd.	16,435	186,985
CSL Ltd.	1,130	118,959
Fortescue Metals Group Ltd.	115,083	466,057
Goodman Group, REIT	19,229	124,499
Incitec Pivot Ltd.	54,550	154,547
Insurance Australia Group Ltd.	33,454	167,551
Macquarie Group Ltd.	7,263	520,002
Medibank Pvt Ltd.	92,539	212,320
National Australia Bank Ltd.	9,265	229,706
Orica Ltd.	7,394	115,095
Origin Energy Ltd. *	55,153	324,810
Qantas Airways Ltd.	159,934	732,550
REA Group Ltd.	3,516	185,201
SEEK Ltd.	8,938	116,705
South32 Ltd.	475,467	1,230,037
Treasury Wine Estates Ltd.	92,556	995,696

		14,091,488

Austria - 1.0%
ANDRITZ AG	8,061	465,878
Erste Group Bank AG *	11,724	506,536
OMV AG	29,529	1,721,547
Raiffeisen Bank International AG *	29,632	993,189
voestalpine AG	5,354	273,030

		3,960,180

Belgium - 0.9%
Ageas	10,441	491,079
KBC Group NV	21,387	1,814,471
Solvay SA	5,383	804,751
Telenet Group Holding NV *	1,780	117,824
Umicore SA	6,438	532,974

		3,761,099

Canada - 2.9%
BlackBerry Ltd. (1)*	24,718	276,350
Bombardier, Inc., Class B (1)*	154,839	280,454
CAE, Inc. (1)	10,652	186,362
Canadian National Railway Co. (1)	5,545	459,421
CCL Industries, Inc., Class B (1)	12,467	603,292
Constellation Software, Inc. (1)	1,224	667,783
Dollarama, Inc. (1)	9,309	1,018,600
Industrial Alliance Insurance & Financial Services, Inc. (1)	6,685	302,707

INVESTMENTS	SHARES	VALUE
Canada - 2.9% (continued)
International Petroleum Corp. *	14,226	$61,823
Manulife Financial Corp. (1)	113,369	2,299,635
Methanex Corp. (1)	10,338	519,489
National Bank of Canada (1)	8,616	414,659
Onex Corp. (1)	3,817	294,561
Open Text Corp. (1)	5,026	162,169
Restaurant Brands International, Inc. (1)	28,055	1,792,462
Rogers Communications, Inc., Class B (1)	2,840	146,444
Shopify, Inc., Class A (1)*	13,866	1,612,690
Turquoise Hill Resources Ltd. (1)*	52,331	161,889
West Fraser Timber Co. Ltd. (1)	9,115	525,971

		11,786,761

Chile - 0.1%
Antofagasta plc	16,513	210,343

China - 0.7%
BOC Hong Kong Holdings Ltd.	470,500	2,291,804
Yangzijiang Shipbuilding Holdings Ltd.	354,600	374,825

		2,666,629

Denmark - 1.6%
AP Moller - Maersk A/S, Class B	719	1,369,021
Danske Bank A/S	46,467	1,862,100
DSV A/S	12,376	937,556
Genmab A/S *	3,645	806,073
H Lundbeck A/S	11,731	678,193
Tryg A/S	15,092	348,947
Vestas Wind Systems A/S	6,778	609,246

		6,611,136

Finland - 1.0%
Metso OYJ	11,587	425,250
Nokian Renkaat OYJ	4,704	209,316
Orion OYJ, Class B	16,563	769,056
Sampo OYJ, Class A	2,563	135,646
Stora Enso OYJ, Class R	47,685	674,512
UPM-Kymmene OYJ	46,133	1,251,640
Wartsila OYJ Abp	8,997	637,161

		4,102,581

France - 10.5%
Accor SA	3,636	180,831
Air Liquide SA	2,890	385,398
Airbus SE	25,875	2,463,175
AXA SA	23,258	703,139
BNP Paribas SA	58,630	4,730,021
Bouygues SA	5,122	243,146
Capgemini SE	10,168	1,191,940
Cie Generale des Etablissements Michelin	4,645	677,713
CNP Assurances	10,550	247,326
Credit Agricole SA	107,130	1,950,207
Danone SA	2,756	216,467
Dassault Systemes SE	13,270	1,342,563
Edenred	7,656	208,127
Essilor International SA	5,156	639,022
Hermes International	2,446	1,234,078
Ingenico Group SA	1,511	143,248
Ipsen SA	4,868	647,703

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
France - 10.5% (continued)
JCDecaux SA	3,627	$135,981
Kering	5,684	2,264,321
Legrand SA	2,988	215,644
L’Oreal SA	2,566	544,104
LVMH Moet Hennessy Louis Vuitton SE	16,345	4,518,366
Natixis SA	69,229	554,036
Orange SA	33,131	542,485
Pernod Ricard SA	4,394	607,841
Peugeot SA	17,342	412,829
Safran SA	6,111	624,478
Sanofi	36,809	3,664,214
Schneider Electric SE *	10,401	905,730
SCOR SE	9,686	406,221
SEB SA	1,036	190,128
Societe BIC SA	1,113	133,416
Societe Generale SA	42,705	2,502,573
Sodexo SA	3,300	411,381
Thales SA	10,677	1,209,174
TOTAL SA	13,221	709,894
Valeo SA	12,850	953,480
Veolia Environnement SA	28,559	659,941
Vinci SA	27,859	2,646,970
Vivendi SA	30,525	773,315

		42,790,626

Germany - 8.5%
adidas AG	13,936	3,156,042
Allianz SE (Registered)	32,903	7,389,580
Bayer AG (Registered)	22,143	3,024,808
Brenntag AG	3,516	196,002
Commerzbank AG *	108,647	1,481,673
Covestro AG (a)	14,786	1,272,346
Deutsche Bank AG (Registered)	41,595	720,040
Deutsche Boerse AG	5,371	583,132
Deutsche Post AG (Registered)	29,717	1,324,615
E.ON SE	35,205	399,099
Fraport AG Frankfurt Airport Services Worldwide	4,567	434,079
Hannover Rueck SE	8,927	1,076,665
HOCHTIEF AG	4,025	679,834
HUGO BOSS AG	4,462	393,715
Infineon Technologies AG	106,936	2,696,114
KION Group AG	3,098	296,774
LANXESS AG	11,672	921,752
Merck KGaA	5,612	625,027
OSRAM Licht AG	3,010	240,407
RWE AG *	31,060	706,614
SAP SE	27,707	3,037,941
Siemens AG (Registered)	19,892	2,806,948
United Internet AG (Registered)	2,271	141,558
Volkswagen AG	1,099	185,895
Zalando SE *(a)	11,698	587,154

		34,377,814

Hong Kong - 2.9%
AIA Group Ltd.	155,600	1,151,954
ASM Pacific Technology Ltd.	36,900	533,011
Bank of East Asia Ltd. (The)	38,600	167,315
CLP Holdings Ltd.	27,500	282,332

INVESTMENTS	SHARES	VALUE
Hong Kong - 2.9% (continued)
Galaxy Entertainment Group Ltd.	239,000	$1,689,599
Hang Lung Group Ltd.	44,000	158,448
Hang Lung Properties Ltd.	113,000	269,033
Hang Seng Bank Ltd.	22,600	552,517
Hong Kong & China Gas Co. Ltd.	77,749	146,505
Hysan Development Co. Ltd.	39,000	184,004
I-CABLE Communications Ltd. *	165,915	5,452
Kerry Properties Ltd.	52,500	218,062
Link REIT	30,000	243,959
MTR Corp. Ltd.	46,500	272,268
New World Development Co. Ltd.	381,000	549,753
NWS Holdings Ltd.	109,000	213,059
PCCW Ltd.	302,000	163,923
Power Assets Holdings Ltd.	16,500	143,221
Sands China Ltd.	88,800	464,433
Shangri-La Asia Ltd.	114,000	211,593
Sino Land Co. Ltd.	134,000	236,240
SJM Holdings Ltd.	411,000	377,567
Sun Hung Kai Properties Ltd.	31,000	504,998
Techtronic Industries Co. Ltd.	45,500	243,565
WH Group Ltd. (a)	752,500	801,415
Wharf Holdings Ltd. (The)	123,000	1,100,380
Wheelock & Co. Ltd.	102,000	720,007
Yue Yuen Industrial Holdings Ltd.	44,000	167,883

		11,772,496

Italy - 3.1%
Assicurazioni Generali SpA	68,514	1,277,875
Atlantia SpA	12,192	385,239
Enel SpA	19,162	115,438
Ferrari NV	17,399	1,925,170
GEDI Gruppo Editoriale SpA *	5,703	5,056
Intesa Sanpaolo SpA	882,116	3,122,965
Leonardo SpA	35,355	662,911
Mediobanca SpA	83,414	896,402
Prysmian SpA	23,402	790,691
Recordati SpA	8,232	379,880
UniCredit SpA *	126,155	2,692,109
UnipolSai Assicurazioni SpA	82,147	192,088

		12,445,824

Japan - 26.5%
Aisin Seiki Co. Ltd.	7,400	390,148
Alps Electric Co. Ltd.	19,200	507,432
Amada Holdings Co. Ltd.	14,000	153,711
ANA Holdings, Inc.	19,400	734,852
Asahi Glass Co. Ltd.	17,100	635,147
Asahi Group Holdings Ltd.	13,600	549,966
Asahi Kasei Corp.	108,000	1,330,827
Bandai Namco Holdings, Inc.	13,600	467,226
Bank of Kyoto Ltd. (The)	3,400	173,061
Benesse Holdings, Inc.	13,600	490,674
Bridgestone Corp.	30,800	1,398,435
Brother Industries Ltd.	37,300	869,679
Canon, Inc.	41,500	1,420,171
Chiba Bank Ltd. (The)	92,000	658,860
Chugoku Bank Ltd. (The)	13,000	178,298
Coca-Cola Bottlers Japan, Inc.	6,200	200,816
Daicel Corp.	9,900	119,372

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Japan - 26.5% (continued)
Dai-ichi Life Holdings, Inc.	66,200	$1,187,468
Daikin Industries Ltd.	2,500	253,181
Daito Trust Construction Co. Ltd.	1,400	255,056
Daiwa House Industry Co. Ltd.	31,100	1,074,273
Denso Corp.	2,400	121,465
Disco Corp.	3,900	794,841
FANUC Corp.	2,000	405,507
Fuji Electric Co. Ltd.	61,000	338,469
Fujitsu Ltd.	187,000	1,391,756
Fukuoka Financial Group, Inc.	79,000	365,429
Hachijuni Bank Ltd. (The)	30,700	192,087
Hikari Tsushin, Inc.	3,600	451,630
Hisamitsu Pharmaceutical Co., Inc.	4,000	192,228
Hitachi Chemical Co. Ltd.	20,000	548,813
Hitachi Construction Machinery Co. Ltd.	23,400	693,476
Hitachi High-Technologies Corp.	7,000	254,232
Hitachi Ltd.	292,000	2,058,849
Hoshizaki Corp.	2,300	202,039
Hoya Corp.	28,400	1,535,839
Idemitsu Kosan Co. Ltd.	15,300	432,407
IHI Corp.	6,100	212,638
Inpex Corp.	15,100	160,857
Isuzu Motors Ltd.	11,200	148,499
ITOCHU Corp.	68,000	1,114,165
JFE Holdings, Inc.	28,400	555,498
JXTG Holdings, Inc.	23,200	119,624
Kajima Corp.	70,000	695,759
Kaneka Corp.	21,000	163,170
Kansai Electric Power Co., Inc. (The)	71,900	920,283
Kansai Paint Co. Ltd.	10,400	261,985
Keikyu Corp. (b)	7,000	141,958
Keyence Corp.	6,480	3,446,504
Kirin Holdings Co. Ltd.	50,700	1,191,141
Kobe Steel Ltd.	15,600	178,655
Koito Manufacturing Co. Ltd.	10,500	659,349
Komatsu Ltd.	48,700	1,379,039
Konami Holdings Corp.	13,400	645,120
Kose Corp.	1,700	194,858
Kuraray Co. Ltd.	19,500	364,841
Kyocera Corp.	6,000	372,395
Kyushu Electric Power Co., Inc.	16,200	172,100
Lion Corp.	32,100	586,529
LIXIL Group Corp.	15,900	422,242
M3, Inc.	8,200	233,793
Makita Corp.	8,900	359,210
Marubeni Corp.	64,400	440,251
McDonald’s Holdings Co. Japan Ltd.	7,300	322,964
Mebuki Financial Group, Inc.	60,700	234,859
Medipal Holdings Corp.	8,800	152,939
MINEBEA MITSUMI, Inc.	58,300	913,108
MISUMI Group, Inc.	26,200	690,555
Mitsubishi Chemical Holdings Corp.	119,400	1,138,357
Mitsubishi Corp.	29,600	688,669
Mitsubishi Electric Corp.	28,000	438,014
Mitsubishi Gas Chemical Co., Inc.	40,600	952,619
Mitsubishi Motors Corp.	78,300	619,928
Mitsubishi Tanabe Pharma Corp.	21,900	502,759
Mitsubishi UFJ Financial Group, Inc.	640,300	4,163,126

INVESTMENTS	SHARES	VALUE
Japan - 26.5% (continued)
Mitsui & Co. Ltd.	45,700	$675,945
Mitsui Chemicals, Inc.	10,600	322,425
Mitsui OSK Lines Ltd.	12,000	364,126
Mixi, Inc.	5,500	265,628
MS&AD Insurance Group Holdings, Inc.	11,000	354,490
Murata Manufacturing Co. Ltd.	2,600	382,767
Nabtesco Corp.	9,600	357,185
Nexon Co. Ltd. *	22,300	582,973
NGK Spark Plug Co. Ltd.	5,900	125,650
NH Foods Ltd.	14,000	384,775
Nidec Corp.	15,200	1,868,550
Nintendo Co. Ltd.	7,800	2,876,120
Nippon Electric Glass Co. Ltd.	13,100	507,809
Nippon Express Co. Ltd.	7,500	488,941
Nippon Paint Holdings Co. Ltd.	15,100	513,692
Nissan Chemical Industries Ltd.	5,700	200,593
Nitori Holdings Co. Ltd.	7,200	1,029,685
Nitto Denko Corp.	11,000	917,525
Nomura Holdings, Inc.	269,200	1,510,479
Nomura Real Estate Master Fund, Inc., REIT	123	159,965
Nomura Research Institute Ltd.	4,500	175,739
NSK Ltd.	46,700	630,501
Obayashi Corp.	24,900	298,662
Obic Co. Ltd.	2,200	138,511
Omron Corp.	15,900	810,780
Oriental Land Co. Ltd.	4,400	335,455
Otsuka Corp.	7,200	461,776
Otsuka Holdings Co. Ltd.	9,400	373,759
Panasonic Corp.	113,900	1,652,914
Pola Orbis Holdings, Inc.	8,400	253,997
Recruit Holdings Co. Ltd.	96,300	2,085,230
Renesas Electronics Corp. *	41,000	446,838
Resona Holdings, Inc.	152,500	784,064
Rohm Co. Ltd.	11,800	1,012,543
Ryohin Keikaku Co. Ltd.	1,100	324,260
Sega Sammy Holdings, Inc.	12,000	167,743
Seiko Epson Corp.	26,400	639,300
Sekisui Chemical Co. Ltd.	22,600	445,256
Sharp Corp. *(b)	26,800	810,530
Shimadzu Corp.	12,000	236,684
Shin-Etsu Chemical Co. Ltd.	27,100	2,425,449
Shionogi & Co. Ltd.	4,700	256,934
Shiseido Co. Ltd.	26,600	1,064,589
SMC Corp.	1,000	353,361
SoftBank Group Corp.	50,800	4,119,692
Sohgo Security Services Co. Ltd.	2,900	133,119
Sompo Holdings, Inc.	14,300	557,263
Sony Corp.	73,600	2,745,918
Sony Financial Holdings, Inc.	11,300	185,428
Stanley Electric Co. Ltd.	11,500	394,434
Start Today Co. Ltd.	34,900	1,105,986
Sumitomo Chemical Co. Ltd.	33,000	206,450
Sumitomo Corp.	52,300	752,984
Sumitomo Dainippon Pharma Co. Ltd.	11,200	145,903
Sumitomo Electric Industries Ltd.	8,500	138,958
Sumitomo Heavy Industries Ltd.	18,800	754,615
Sumitomo Metal Mining Co. Ltd.	13,000	418,513
Sumitomo Mitsui Financial Group, Inc.	6,500	249,855

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Japan - 26.5% (continued)
Sundrug Co. Ltd.	4,400	$182,333
Suzuki Motor Corp.	32,400	1,700,517
T&D Holdings, Inc.	57,800	838,526
Taiheiyo Cement Corp.	11,500	444,293
Taisei Corp.	10,000	524,419
Taisho Pharmaceutical Holdings Co. Ltd.	1,900	144,370
Takeda Pharmaceutical Co. Ltd.	43,100	2,383,255
Terumo Corp.	3,900	153,400
THK Co. Ltd.	16,700	569,615
Toho Co. Ltd.	5,500	192,049
Toho Gas Co. Ltd.	4,000	117,147
Tokio Marine Holdings, Inc.	10,300	403,115
Tokyo Electron Ltd.	12,700	1,955,153
Toppan Printing Co. Ltd.	14,000	138,884
Tosoh Corp.	42,500	959,316
TOTO Ltd.	4,800	202,294
Toyoda Gosei Co. Ltd.	7,500	177,242
Toyota Tsusho Corp.	16,800	552,142
Trend Micro, Inc.	12,300	605,972
Tsuruha Holdings, Inc.	1,400	167,392
Unicharm Corp.	7,400	169,500
USS Co. Ltd.	6,400	129,171
West Japan Railway Co.	6,900	479,705
Yakult Honsha Co. Ltd.	9,300	669,258
Yamada Denki Co. Ltd.	24,800	135,609
Yamaha Corp.	8,700	321,217
Yamaha Motor Co. Ltd.	27,500	823,215
Yaskawa Electric Corp.	35,700	1,133,107
Yokogawa Electric Corp.	26,400	449,874
Yokohama Rubber Co. Ltd. (The)	9,400	193,857

		107,885,343

Luxembourg - 0.4%
ArcelorMittal *	62,393	1,609,508

Macau - 0.3%
MGM China Holdings Ltd. (b)	194,400	466,552
Wynn Macau Ltd.	264,000	713,983

		1,180,535

Mexico - 0.1%
Fresnillo plc	13,066	246,193

Netherlands - 4.4%
ABN AMRO Group NV, CVA (a)	41,416	1,240,170
Aegon NV	81,866	477,198
Akzo Nobel NV	2,822	260,271
Altice NV, Class A *	62,921	1,260,679
ASML Holding NV	23,188	3,962,311
EXOR NV	17,289	1,097,244
ING Groep NV	286,816	5,286,694
Koninklijke DSM NV	8,954	733,029
Koninklijke Philips NV	55,962	2,308,991
NN Group NV	22,829	955,995
Randstad Holding NV	3,205	198,081
Wolters Kluwer NV	4,254	196,599

		17,977,262

INVESTMENTS	SHARES	VALUE
Norway - 0.6%
DNB ASA	81,209	$1,639,616
Golar LNG Ltd. (3)(c)	2,009	42,881
Norsk Hydro ASA	126,354	921,978

		2,604,475

Portugal - 0.0% (d)
Jeronimo Martins SGPS SA	7,219	142,496

Singapore - 1.1%
Ascendas REIT	103,900	204,198
CapitaLand Commercial Trust, REIT	140,800	172,174
CapitaLand Mall Trust, REIT	113,500	167,507
ComfortDelGro Corp. Ltd.	125,500	192,850
DBS Group Holdings Ltd.	102,000	1,570,195
Genting Singapore plc	512,500	443,166
Global Logistic Properties Ltd.	213,800	520,931
Jardine Cycle & Carriage Ltd.	6,800	197,881
Oversea-Chinese Banking Corp. Ltd.	29,400	242,440
United Overseas Bank Ltd.	48,100	835,293

		4,546,635

South Africa - 0.1%
Mondi plc	10,030	269,658

Spain - 4.8%
ACS Actividades de Construccion y Servicios SA	4,951	183,670
Aena SME SA (a)	6,752	1,220,271
Amadeus IT Group SA	14,004	910,803
Banco Bilbao Vizcaya Argentaria SA	407,695	3,644,955
Banco de Sabadell SA	424,849	888,166
Banco Santander SA	1,100,100	7,695,032
Bankia SA	155,771	752,031
Bankinter SA	26,098	247,175
CaixaBank SA	471,572	2,367,057
Grifols SA	26,576	775,572
Mapfre SA	246,439	803,042

		19,487,774

Sweden - 4.1%
Alfa Laval AB	10,973	268,398
Atlas Copco AB, Class A	50,060	2,123,663
Boliden AB	33,439	1,134,229
Hexagon AB, Class B	4,005	198,680
Husqvarna AB, Class B	47,017	484,184
Industrivarden AB, Class C	17,386	441,041
Investor AB, Class B	44,325	2,192,945
L E Lundbergforetagen AB, Class B	2,349	187,962
Nordea Bank AB	189,217	2,569,041
Sandvik AB	110,007	1,899,897
Skandinaviska Enskilda Banken AB, Class A	103,389	1,364,031
Svenska Handelsbanken AB, Class A	11,485	173,519
Swedbank AB, Class A	39,324	1,088,942
Tele2 AB, Class B	11,897	136,329
Volvo AB, Class B	128,950	2,489,772

		16,752,633

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Switzerland - 6.0%
ABB Ltd. (Registered)	38,045	$940,776
Adecco Group AG (Registered) *	2,978	232,000
Baloise Holding AG (Registered)	4,695	743,468
Cie Financiere Richemont SA (Registered)	29,121	2,665,620
Coca-Cola HBC AG *	15,239	515,974
Credit Suisse Group AG (Registered) *	41,924	664,269
Dufry AG (Registered) *	3,000	476,861
EMS-Chemie Holding AG (Registered)	901	599,615
Ferguson plc	7,753	508,669
Geberit AG (Registered)	1,437	680,299
Glencore plc *	723,610	3,321,378
Julius Baer Group Ltd. *	11,902	706,266
LafargeHolcim Ltd. (Registered) *	17,407	1,019,091
Lonza Group AG (Registered) *	6,509	1,710,334
Partners Group Holding AG	2,964	2,012,254
Schindler Holding AG	1,000	220,996
Sika AG	202	1,504,029
STMicroelectronics NV	80,448	1,560,639
Straumann Holding AG (Registered)	784	504,202
Swatch Group AG (The)	1,584	660,079
Swiss Life Holding AG (Registered) *	1,339	472,054
Zurich Insurance Group AG	8,211	2,509,113

		24,227,986

United Kingdom - 11.5%
3i Group plc	56,789	695,275
Admiral Group plc	13,052	318,045
Anglo American plc	96,198	1,729,486
Ashtead Group plc	29,553	712,937
Associated British Foods plc	3,319	142,092
AstraZeneca plc	6,894	458,461
Auto Trader Group plc (a)	55,734	293,216
Aviva plc	36,331	250,754
BAE Systems plc	189,769	1,607,107
Barclays plc	381,169	988,365
Barratt Developments plc	64,724	533,208
Berkeley Group Holdings plc	5,516	274,899
British American Tobacco plc	21,919	1,372,212
Bunzl plc	15,969	485,127
CNH Industrial NV	94,055	1,129,162
Compass Group plc	107,117	2,272,760
Croda International plc	4,629	235,376
DCC plc	1,961	190,416
Diageo plc	49,803	1,637,797
Direct Line Insurance Group plc	141,918	691,864
easyJet plc	16,101	262,747
Experian plc	44,643	896,729
Fiat Chrysler Automobiles NV *	124,386	2,229,170
GlaxoSmithKline plc	32,511	649,915
Hargreaves Lansdown plc	25,853	513,007
HSBC Holdings plc	973,305	9,621,934
Inmarsat plc	21,388	184,590
InterContinental Hotels Group plc	4,330	229,060
International Consolidated Airlines Group SA	155,104	1,236,108
Intertek Group plc	14,454	966,150
ITV plc	218,085	510,952
Kingfisher plc	42,770	171,238
Legal & General Group plc	133,260	464,475

INVESTMENTS	SHARES	VALUE
United Kingdom - 11.5% (continued)
Merlin Entertainments plc (a)	36,725	$219,175
National Grid plc	37,232	461,139
Old Mutual plc	78,992	205,773
Persimmon plc	33,854	1,171,599
Prudential plc	51,752	1,238,452
Reckitt Benckiser Group plc	8,348	762,741
Rio Tinto plc	59,677	2,777,913
Rolls-Royce Holdings plc *	13,134	156,219
Royal Mail plc	29,034	149,499
Sage Group plc (The)	75,004	702,401
Schroders plc	3,675	165,326
Severn Trent plc	5,220	152,051
Smith & Nephew plc	18,671	337,482
St James’s Place plc	20,354	312,837
Standard Chartered plc *	173,064	1,720,792
Taylor Wimpey plc	76,654	200,906
Vodafone Group plc	246,481	690,194
Weir Group plc (The)	16,675	438,911
Whitbread plc	7,536	380,391
WPP plc	32,978	611,943

		46,810,378

United States - 0.1%
QIAGEN NV *	19,488	616,016

TOTAL COMMON STOCKS (Cost $325,443,849)		392,933,869

RIGHT - 0.0% (d)	NO. OF RIGHTS

Singapore - 0.0% (d)
CapitaLand Commercial Trust, expiring 10/19/2017 * (Cost $—)	23,372	5,095

SHORT-TERM INVESTMENTS - 2.5%	SHARES

Investment Companies - 2.5%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.92% (e)	15	15
Limited Purpose Cash Investment Fund, 0.97% (e)	10,221,087	10,220,065

TOTAL SHORT-TERM INVESTMENTS (Cost $10,220,080)		10,220,080

SECURITIES LENDING COLLATERAL - 0.3%

Investment Companies - 0.3%
Investments in a Pooled Account through Securities Lending Program with Citibank NA
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares
0.91% (e)(f)	177,017	177,017
UBS Asset Management Americas, Inc.
1.10% (e)(f)	822,831	822,831
1.16% (e)(f)	137,139	137,139

TOTAL INVESTMENT COMPANIES (Cost $1,136,987)		1,136,987

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	PRINCIPAL AMOUNT	VALUE

U.S. Treasury Obligations - 0.0% (d)
Investments in a Pooled Account through Securities Lending Program with Citibank NA
U.S. Treasury Bills
0.00%, 10/12/2017 (f)	$5,379	$5,379
0.00%, 11/9/2017 (f)	58,994	58,994
0.00%, 12/14/2017 (f)	27,469	27,469
U.S. Treasury Bonds,
3.63%, 8/15/2043 (f)	1	1
U.S. Treasury Notes
1.12%, 4/30/2019 (f)	50	50
1.00%, 8/31/2019 (f)	2,551	2,551
2.63%, 8/15/2020 (f)	17,393	17,393
2.13%, 8/15/2021 (f)	6,077	6,077
0.13%, 7/15/2022 (f)	15,562	15,562

TOTAL U.S. TREASURY OBLIGATIONS (Cost $133,476)		133,476

TOTAL SECURITIES LENDING COLLATERAL (Cost $1,270,463)		1,270,463

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 99.5% (Cost $336,934,392)		404,429,507

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5% (g)		2,039,012

NET ASSETS - 100.0%		$406,468,519

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$59,019,691	14.5%
Consumer Staples	13,353,987	3.3
Energy	3,573,844	0.9
Financials	120,026,518	29.5
Health Care	25,082,159	6.2
Industrials	65,616,829	16.1
Information Technology	44,062,956	10.8
Materials	43,459,318	10.7
Real Estate	6,868,584	1.7
Telecommunication Services	6,756,971	1.7
Utilities	5,118,107	1.3
Short-Term Investments	10,220,080	2.5
Securities Lending Collateral	1,270,463	0.3

Total Investments In Securities At Value	404,429,507	99.5
Other Assets in Excess of Liabilities (g)	2,039,012	0.5

Net Assets	$406,468,519	100.0%

*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2017 amounted to $5,633,747, which represents approximately 1.39% of net assets of the fund.
(b)	The security or a portion of this security is on loan at September 30, 2017. The total value of securities on loan at September 30, 2017 was $1,112,864.
(c)	Security fair valued as of September 30, 2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at September 30, 2017 amounted to $42,881, which represents approximately 0.01% of net assets of the fund.
(d)	Represents less than 0.05% of net assets.
(e)	Represents 7-day effective yield as of September 30, 2017.
(f)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(g)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).
(3)	Level 3 security (See Note 4).

Abbreviations

CVA - Dutch Certification

OYJ - Public Traded Company

REIT - Real Estate Investment Trust

SGPS - Sociedade Gestora de Participacões Sociais

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR INTERNATIONAL MOMENTUM STYLE FUND

Futures contracts outstanding as of September 30, 2017:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
MSCI Emerging Markets E-Mini Index	88	12/2017	USD	$8,704,960	$53,633

					53,633

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at September 30, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
BARC
Cash	$—	$308,598	$308,598

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR EMERGING MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 96.7%

Brazil - 8.9%
B3 SA - Brasil Bolsa Balcao (1)*	6,200	$46,728
Banco Bradesco SA, ADR (1)*	9,878	109,349
Banco do Brasil SA (1)*	7,600	83,867
Banco Santander Brasil SA, ADR (1)	6,139	53,655
BB Seguridade Participacoes SA (1)	900	8,099
BR Malls Participacoes SA (1)	1,820	8,137
Braskem SA (Preference), Class A (1)	2,600	34,774
Cia Brasileira de Distribuicao, ADR (1)*	1,323	31,315
Cia de Saneamento Basico do Estado de Sao Paulo, ADR (1)*	1,948	20,376
Cia Energetica de Minas Gerais, ADR (1)	3,298	8,179
Cia Siderurgica Nacional SA (1)*	2,100	6,365
EDP - Energias do Brasil SA (1)*	2,700	12,941
Equatorial Energia SA (1)	2,300	44,567
Fibria Celulose SA, ADR (1)	2,112	28,597
Gerdau SA (Preference) (1)	12,900	44,926
Hypermarcas SA (1)	1,300	13,172
Itau Unibanco Holding SA, ADR (1)	15,963	218,693
Itausa - Investimentos Itau SA (Preference) (1)	14,000	48,845
Kroton Educacional SA (1)	2,200	13,872
Localiza Rent a Car SA (1)*	1,995	36,434
Lojas Americanas SA (Preference) (1)*	1,540	9,370
Lojas Renner SA (1)*	3,160	35,919
M Dias Branco SA (1)*	1,800	28,417
Multiplan Empreendimentos Imobiliarios SA (1)*	200	4,646
Petroleo Brasileiro SA (Preference) (1)*	9,200	44,560
Qualicorp SA (1)	3,400	40,278
Raia Drogasil SA (1)*	2,500	59,178
Rumo SA (1)*	2,300	8,773
Sul America SA (1)	3,197	18,018
Suzano Papel e Celulose SA (Preference), Class A (1)	5,500	31,953
Telefonica Brasil SA, ADR (1)	1,078	17,076
TIM Participacoes SA, ADR (1)	1,408	25,738
Ultrapar Participacoes SA (1)	300	7,161
WEG SA (1)	2,300	15,584

		1,219,562

Chile - 2.0%
Banco de Chile, ADR (1)	296	26,986
Banco Santander Chile, ADR (1)	1,550	46,050
Cencosud SA (1)	3,489	10,666
Cia Cervecerias Unidas SA, ADR (1)	238	6,409
Embotelladora Andina SA (Preference), Class B (1)	2,599	12,147
Empresas COPEC SA (1)	1,532	20,059
Enel Americas SA, ADR (1)	2,166	22,137
Latam Airlines Group SA, ADR (1)	3,470	45,977
SACI Falabella (1)	852	8,309
Sociedad Quimica y Minera de Chile SA, ADR (1)	1,319	73,416

		272,156

China - 34.9%
3SBio, Inc. *(a)	10,000	16,085
AAC Technologies Holdings, Inc.	7,500	126,912
Agricultural Bank of China Ltd., Class H	90,000	40,514

INVESTMENTS	SHARES	VALUE
China - 34.9% (continued)
Air China Ltd., Class H	4,000	$3,327
Aluminum Corp. of China Ltd., Class H *	104,000	93,306
Anhui Conch Cement Co. Ltd., Class H	15,000	60,206
ANTA Sports Products Ltd.	10,000	42,158
Bank of China Ltd., Class H	55,000	27,320
Bank of Communications Co. Ltd., Class H	39,000	28,627
Beijing Capital International Airport Co. Ltd., Class H	10,000	14,926
Beijing Enterprises Water Group Ltd.	40,000	32,349
Brilliance China Automotive Holdings Ltd.	36,000	96,171
BYD Co. Ltd., Class H	1,000	9,485
China Cinda Asset Management Co. Ltd., Class H	40,000	14,801
China Coal Energy Co. Ltd., Class H	15,000	7,113
China Communications Construction Co. Ltd., Class H	13,000	16,305
China Construction Bank Corp., Class H	83,000	69,343
China Everbright International Ltd.	6,000	7,561
China Evergrande Group *	34,000	119,225
China Galaxy Securities Co. Ltd., Class H	5,000	4,406
China Huarong Asset Management Co. Ltd., Class H (a)	43,000	19,254
China Jinmao Holdings Group Ltd.	12,000	6,058
China Life Insurance Co. Ltd., Class H	31,000	92,924
China Medical System Holdings Ltd.	11,000	19,264
China Mengniu Dairy Co. Ltd. *	15,000	42,077
China Merchants Bank Co. Ltd., Class H	79,000	279,743
China National Building Material Co. Ltd., Class H	24,000	16,705
China Petroleum & Chemical Corp., Class H	46,000	34,669
China Railway Construction Corp. Ltd., Class H	5,000	6,360
China Railway Group Ltd., Class H	11,000	9,140
China Resources Beer Holdings Co. Ltd.	16,000	43,410
China Resources Gas Group Ltd.	4,000	13,963
China Resources Land Ltd.	4,000	12,299
China Shenhua Energy Co. Ltd., Class H	61,000	144,225
China Southern Airlines Co. Ltd., Class H	18,000	12,406
China Taiping Insurance Holdings Co. Ltd.	8,000	21,527
China Unicom Hong Kong Ltd. *	38,000	53,127
China Vanke Co. Ltd., Class H	16,500	54,590
Chongqing Rural Commercial Bank Co. Ltd., Class H	14,000	8,912
CITIC Securities Co. Ltd., Class H	2,000	4,414
Country Garden Holdings Co. Ltd.	87,000	138,879
CSPC Pharmaceutical Group Ltd.	26,000	43,696
Dongfeng Motor Group Co. Ltd., Class H	4,000	5,308
ENN Energy Holdings Ltd.	2,000	14,489
Fuyao Glass Industry Group Co. Ltd., Class H (a)	8,400	30,584
Geely Automobile Holdings Ltd.	55,000	156,184
GF Securities Co. Ltd., Class H	3,200	6,982
Great Wall Motor Co. Ltd., Class H	41,500	51,363
Guangdong Investment Ltd.	4,000	5,712
Guangzhou Automobile Group Co. Ltd., Class H	32,000	74,403
Guangzhou R&F Properties Co. Ltd., Class H	17,200	39,943
Haitian International Holdings Ltd.	8,000	23,021
Haitong Securities Co. Ltd., Class H	2,400	3,893

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR EMERGING MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
China - 34.9% (continued)
Hanergy Thin Film Power Group Ltd. (3)*(b)	86,000	$—
Huatai Securities Co. Ltd., Class H (a)	2,800	6,226
Industrial & Commercial Bank of China Ltd., Class H	94,000	70,266
Jiangsu Expressway Co. Ltd., Class H	6,000	9,214
Jiangxi Copper Co. Ltd., Class H	17,000	27,010
Kingsoft Corp. Ltd.	4,000	9,371
Longfor Properties Co. Ltd.	17,500	44,245
Minth Group Ltd.	4,000	21,020
New China Life Insurance Co. Ltd., Class H	12,800	72,798
Ping An Insurance Group Co. of China Ltd., Class H	81,000	625,678
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	10,500	43,591
Shanghai Industrial Holdings Ltd.	7,000	21,252
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	2,700	6,615
Shenzhou International Group Holdings Ltd.	5,000	39,212
Sihuan Pharmaceutical Holdings Group Ltd.	27,000	9,859
Sinopec Engineering Group Co. Ltd., Class H	7,500	6,628
Sinopec Shanghai Petrochemical Co. Ltd., Class H	52,000	31,067
SOHO China Ltd. *	20,500	11,765
Sunac China Holdings Ltd.	23,000	105,628
Sunny Optical Technology Group Co. Ltd.	6,000	96,324
Tencent Holdings Ltd.	23,100	1,009,948
TravelSky Technology Ltd., Class H	15,000	39,239
Weichai Power Co. Ltd., Class H	34,000	37,499
Yanzhou Coal Mining Co. Ltd., Class H	34,000	33,615
Zhejiang Expressway Co. Ltd., Class H	10,000	12,457
Zhuzhou CRRC Times Electric Co. Ltd., Class H	1,000	5,613
ZTE Corp., Class H *	19,000	62,518

		4,778,322

Hong Kong - 1.3%
China Gas Holdings Ltd.	18,000	54,024
Haier Electronics Group Co. Ltd. *	11,000	26,924
Nine Dragons Paper Holdings Ltd.	28,000	55,413
Shimao Property Holdings Ltd.	11,000	23,989
Sino Biopharmaceutical Ltd.	9,000	9,535
Sun Art Retail Group Ltd.	15,500	14,439

		184,324

Hungary - 1.0%
MOL Hungarian Oil & Gas plc	4,832	54,952
OTP Bank plc	1,704	63,971
Richter Gedeon Nyrt	1,001	24,874

		143,797

India - 2.0%
ICICI Bank Ltd., ADR (1)	17,429	149,192
Larsen & Toubro Ltd., GDR (c)	1,071	18,916
State Bank of India, GDR (c)	657	25,291
Vedanta Ltd., ADR (1)	4,537	87,836

		281,235

Indonesia - 3.1%
Adaro Energy Tbk. PT	240,600	32,660

INVESTMENTS	SHARES	VALUE
Indonesia - 3.1% (continued)
Astra International Tbk. PT	24,600	$14,443
Bank Central Asia Tbk. PT	52,100	78,563
Bank Danamon Indonesia Tbk. PT	50,100	19,351
Bank Mandiri Persero Tbk. PT	62,600	31,283
Bank Negara Indonesia Persero Tbk. PT	48,800	26,834
Bank Rakyat Indonesia Persero Tbk. PT	61,800	70,163
Indofood CBP Sukses Makmur Tbk. PT	11,300	7,326
Pakuwon Jati Tbk. PT	258,000	11,705
Telekomunikasi Indonesia Persero Tbk. PT	222,800	77,485
Unilever Indonesia Tbk. PT	2,100	7,638
United Tractors Tbk. PT	17,800	42,325

		419,776

Malaysia - 0.9%
AirAsia Bhd.	35,700	29,196
CIMB Group Holdings Bhd.	16,400	24,500
Dialog Group Bhd.	9,500	4,504
Felda Global Ventures Holdings Bhd.	16,000	6,415
Genting Malaysia Bhd.	25,500	32,501
HAP Seng Consolidated Bhd.	7,600	16,384
Malaysia Airports Holdings Bhd.	3,600	7,248

		120,748

Mexico - 2.3%
America Movil SAB de CV, Class L, ADR (1)	5,464	96,986
Cemex SAB de CV, ADR (1)*	5,082	46,144
Grupo Aeroportuario del Pacifico SAB de CV, Class B (1)	2,100	21,496
Grupo Aeroportuario del Sureste SAB de CV, ADR (1)	139	26,524
Grupo Financiero Banorte SAB de CV, Class O (1)	5,600	38,619
Grupo Mexico SAB de CV, Series B (1)	17,300	52,907
Industrias Penoles SAB de CV (1)	225	5,589
Infraestructura Energetica Nova SAB de CV (1)	2,300	12,878
Mexichem SAB de CV (1)	7,000	18,482

		319,625

Peru - 1.5%
Credicorp Ltd. (1)	248	50,845
Southern Copper Corp. (1)	3,765	149,696

		200,541

Poland - 3.7%
Alior Bank SA *	887	16,660
Bank Millennium SA *	12,652	24,335
Bank Zachodni WBK SA	312	29,892
CCC SA	445	33,673
Grupa Lotos SA	1,845	30,223
Jastrzebska Spolka Weglowa SA *	1,508	39,905
KGHM Polska Miedz SA	1,694	54,570
LPP SA	12	26,880
mBank SA *	202	23,225
Polski Koncern Naftowy ORLEN SA	2,140	71,404
Polskie Gornictwo Naftowe i Gazownictwo SA	11,920	22,195
Powszechna Kasa Oszczednosci Bank Polski SA *	5,137	49,801

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR EMERGING MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Poland - 3.7% (continued)
Powszechny Zaklad Ubezpieczen SA	4,069	$51,355
Synthos SA	14,729	20,767
Tauron Polska Energia SA *	11,086	11,399

		506,284

Russia - 0.7%
Mobile TeleSystems PJSC, ADR (1)	789	8,237
Novolipetsk Steel PJSC, GDR (c)	2,197	50,045
PhosAgro PJSC, GDR (c)	430	6,131
Tatneft PJSC, ADR	823	35,209

		99,622

South Africa - 4.3%
Bid Corp. Ltd.	1,353	30,351
Bidvest Group Ltd. (The)	2,733	34,854
Capitec Bank Holdings Ltd.	492	31,212
Discovery Ltd.	1,852	19,259
Exxaro Resources Ltd.	3,159	28,766
Imperial Holdings Ltd.	763	10,781
Mondi Ltd.	248	6,627
Naspers Ltd., Class N	1,322	285,780
PSG Group Ltd.	1,297	22,425
Sappi Ltd.	4,065	27,686
Shoprite Holdings Ltd.	1,158	17,698
Standard Bank Group Ltd.	4,663	54,401
Tiger Brands Ltd.	607	16,923

		586,763

South Korea - 16.6%
Celltrion, Inc.*	262	32,552
Daelim Industrial Co. Ltd.	60	4,207
Daewoo Engineering & Construction Co. Ltd. *	2,757	17,392
DGB Financial Group, Inc.	617	5,663
Dongbu Insurance Co. Ltd.	98	6,261
E-MART, Inc.	59	10,762
GS Holdings Corp.	395	22,688
Hana Financial Group, Inc.	1,723	71,482
Hankook Tire Co. Ltd.	125	6,583
Hanwha Chemical Corp.	459	13,060
Hanwha Corp.	181	6,977
Hyosung Corp.	150	19,115
Hyundai Development Co.-Engineering & Construction	177	5,533
Hyundai Heavy Industries Co. Ltd. *	206	26,223
Hyundai Marine & Fire Insurance Co. Ltd.	411	16,301
Hyundai Motor Co.	116	15,260
Hyundai Robotics Co. Ltd. *	43	16,055
Hyundai Steel Co.	96	4,442
Kakao Corp.	181	22,836
KB Financial Group, Inc.	1,758	86,492
Korea Aerospace Industries Ltd.	162	6,190
Korea Gas Corp.*	139	5,118
Korea Investment Holdings Co. Ltd.	327	17,542
Kumho Petrochemical Co. Ltd.	61	3,854
LG Chem Ltd.	114	39,165
LG Display Co. Ltd.	508	13,608
LG Electronics, Inc.	245	17,694
LG Innotek Co. Ltd.	235	31,741

INVESTMENTS	SHARES	VALUE
South Korea - 16.6% (continued)
Lotte Chemical Corp.	68	$22,515
Lotte Shopping Co. Ltd.	46	9,949
Mirae Asset Daewoo Co. Ltd.	744	6,420
NAVER Corp.	16	10,439
NCSoft Corp.	127	51,632
NH Investment & Securities Co. Ltd.	1,416	16,912
Pan Ocean Co. Ltd. *	4,799	22,638
POSCO	432	120,046
Samsung Electro-Mechanics Co. Ltd.	518	46,297
Samsung Electronics Co. Ltd.	436	981,098
Samsung Heavy Industries Co. Ltd. *	1,587	15,570
Samsung Life Insurance Co. Ltd.	200	19,769
Samsung SDI Co. Ltd.	299	52,023
Shinhan Financial Group Co. Ltd.	1,248	55,159
SK Holdings Co. Ltd.	74	18,663
SK Hynix, Inc.	2,546	185,681
SK Innovation Co. Ltd.	135	23,530
S-Oil Corp.	170	18,986
Woori Bank	2,933	45,789

		2,267,912

Taiwan - 7.3%
Acer, Inc. *	12,000	6,006
Advantech Co. Ltd.	1,317	9,402
AU Optronics Corp.	16,000	6,430
Catcher Technology Co. Ltd.	2,000	18,709
Cathay Financial Holding Co. Ltd.	48,600	77,449
Chailease Holding Co. Ltd.	15,960	38,551
China Life Insurance Co. Ltd.	45,248	42,671
China Steel Corp.	26,000	20,902
Chunghwa Telecom Co. Ltd.	3,000	10,335
CTBC Financial Holding Co. Ltd.	15,832	9,938
E.Sun Financial Holding Co. Ltd.	16,592	9,916
Eclat Textile Co. Ltd.	1,060	12,929
Evergreen Marine Corp. Taiwan Ltd. *	11,000	6,359
First Financial Holding Co. Ltd.	26,721	17,162
Formosa Chemicals & Fibre Corp.	14,000	42,631
Formosa Petrochemical Corp.	10,000	34,541
Formosa Plastics Corp.	17,000	51,552
Foxconn Technology Co. Ltd.	3,000	8,682
General Interface Solution Holding Ltd.	3,000	29,944
Globalwafers Co. Ltd.	2,000	19,594
Highwealth Construction Corp.	3,800	5,051
Hiwin Technologies Corp.	2,040	18,054
Hon Hai Precision Industry Co. Ltd.	43,441	150,867
Innolux Corp.	23,000	10,766
Inventec Corp.	8,000	5,923
Nanya Technology Corp.	8,000	22,704
Pegatron Corp.	6,000	15,623
Powertech Technology, Inc.	5,000	14,451
President Chain Store Corp.	1,000	8,440
Quanta Computer, Inc.	8,000	18,457
Shin Kong Financial Holding Co. Ltd.	84,000	25,205
Standard Foods Corp.	2,537	6,194
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (1)	4,625	173,669
Uni-President Enterprises Corp.	7,000	14,677
Wistron Corp.	24,710	19,817
Yuanta Financial Holding Co. Ltd.	28,000	12,073

		995,674

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR EMERGING MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Thailand - 3.2%
Airports of Thailand PCL, NVDR	25,200	$44,655
Bangkok Expressway & Metro PCL, NVDR	118,600	28,670
Berli Jucker PCL, NVDR	5,700	9,031
Bumrungrad Hospital PCL, NVDR	900	5,806
Central Pattana PCL, NVDR	13,200	30,890
CP ALL PCL, NVDR	31,200	62,498
Electricity Generating PCL, NVDR	600	4,230
Energy Absolute PCL, NVDR	8,500	9,768
Indorama Ventures PCL, NVDR	21,800	27,662
IRPC PCL, NVDR	162,600	30,765
Kasikornbank PCL, NVDR	3,600	22,388
Minor International PCL, NVDR	3,660	4,478
PTT Global Chemical PCL, NVDR	12,700	29,354
PTT PCL, NVDR	6,600	80,818
Siam Cement PCL (The), NVDR	950	14,256
Siam Commercial Bank PCL (The), NVDR	1,400	6,437
Thai Oil PCL, NVDR	8,100	22,483

		434,189

Turkey - 3.0%
Akbank Turk A/S	6,751	17,816
Arcelik A/S	897	5,721
Aselsan Elektronik Sanayi ve Ticaret A/S	6,313	46,602
BIM Birlesik Magazalar A/S	617	12,865
Eregli Demir ve Celik Fabrikalari TAS	33,116	71,861
Ford Otomotiv Sanayi A/S	1,066	13,642
KOC Holding A/S	1,596	7,321
Petkim Petrokimya Holding A/S	18,141	30,440
TAV Havalimanlari Holding A/S	2,851	14,128
Tofas Turk Otomobil Fabrikasi A/S	742	6,429
Tupras Turkiye Petrol Rafinerileri A/S	1,548	52,828
Turk Hava Yollari AO *	11,244	27,608
Turkiye Garanti Bankasi A/S	7,078	19,231
Turkiye Halk Bankasi A/S	5,888	20,025
Turkiye Is Bankasi, Class C	18,999	36,150
Turkiye Sise ve Cam Fabrikalari A/S	12,711	14,627
Turkiye Vakiflar Bankasi TAO, Class D	10,681	18,804

		416,098

TOTAL COMMON STOCKS (Cost $9,831,848)		13,246,628

EXCHANGE TRADED FUND - 2.3%

United States - 2.3%
iShares MSCI Emerging Markets Fund (1)
(Cost $271,653)	6,910	309,637

SHORT-TERM INVESTMENT - 1.1%

Investment Company - 1.1%
Limited Purpose Cash Investment Fund, 0.97% (d)
(Cost $147,693)	147,708	147,693

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 100.1% (Cost $10,251,194)		13,703,958

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%		(12,030)

Net Assets - 100.0%		$13,691,928

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$1,117,023	8.2%
Consumer Staples	449,845	3.3
Energy	910,048	6.6
Exchange Traded Fund	309,637	2.3
Financials	3,680,702	26.9
Health Care	265,326	1.9
Industrials	787,542	5.8
Information Technology	3,286,765	24.0
Materials	1,580,980	11.5
Real Estate	617,052	4.5
Telecommunication Services	288,984	2.1
Utilities	262,361	1.9
Short-Term Investment	147,693	1.1

Total Investments In Securities At Value	13,703,958	100.1
Liabilities in Excess of Other Assets	(12,030)	(0.1)

Net Assets	$13,691,928	100.0%

*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2017 amounted to $72,149, which represents approximately 0.53% of net assets of the fund.
(b)	Security fair valued as of September 30, 2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at September 30, 2017 amounted to $0, which represents approximately 0.00% of net assets of the fund.
(c)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At September 30, 2017, the value of these securities amounted to $100,383 or 0.73% of net assets.
(d)	Represents 7-day effective yield as of September 30, 2017.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).
(3)	Level 3 security (See Note 4).

Abbreviations

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-Voting Depositary Receipt

PJSC - Public Joint Stock Company

Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR TM LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 96.8%

Aerospace & Defense - 4.4%
Boeing Co. (The)	5,215	$1,325,705
BWX Technologies, Inc.	1,788	100,164
General Dynamics Corp.	5,838	1,200,176
Huntington Ingalls Industries, Inc.	1,500	339,660
Lockheed Martin Corp.	6,294	1,952,965
Northrop Grumman Corp.	5,773	1,661,007
Raytheon Co.	6,465	1,206,240
Textron, Inc.	2,100	113,148

		7,899,065

Air Freight & Logistics - 0.4%
FedEx Corp.	2,748	619,894
United Parcel Service, Inc., Class B	939	112,764

		732,658

Airlines - 0.9%
Alaska Air Group, Inc.	2,312	176,336
American Airlines Group, Inc.	1,735	82,395
Delta Air Lines, Inc.	8,742	421,539
JetBlue Airways Corp. *	8,441	156,412
Southwest Airlines Co.	11,201	627,032
United Continental Holdings, Inc. *	3,145	191,468

		1,655,182

Auto Components - 0.1%
Delphi Automotive plc	862	84,821
Goodyear Tire & Rubber Co. (The)	3,168	105,336

		190,157

Automobiles - 0.7%
Tesla, Inc. *(a)	2,472	843,199
Thor Industries, Inc.	3,683	463,727

		1,306,926

Banks - 10.8%
Bank of America Corp.	165,989	4,206,161
Citigroup, Inc.	32,611	2,372,124
Citizens Financial Group, Inc.	46,858	1,774,513
Comerica, Inc.	9,741	742,849
Cullen/Frost Bankers, Inc.	673	63,881
Fifth Third Bancorp	12,279	343,566
First Republic Bank	4,040	422,018
Huntington Bancshares, Inc.	36,908	515,236
JPMorgan Chase & Co.	34,052	3,252,307
KeyCorp	40,665	765,315
PNC Financial Services Group, Inc. (The)	400	53,908
Popular, Inc.	5,959	214,166
Regions Financial Corp.	125,883	1,917,198
Signature Bank *	1,700	217,668
SVB Financial Group *	1,998	373,806
TCF Financial Corp.	35,523	605,312
Western Alliance Bancorp *	7,022	372,728
Zions Bancorp	28,133	1,327,315

		19,540,071

Beverages - 0.9%
Constellation Brands, Inc., Class A	4,163	830,310
Dr Pepper Snapple Group, Inc.	5,100	451,197

INVESTMENTS	SHARES	VALUE
Beverages - 0.9% (continued)
Molson Coors Brewing Co., Class B	962	$78,538
Monster Beverage Corp. *	4,800	265,200
PepsiCo, Inc.	600	66,858

		1,692,103

Biotechnology - 1.9%
AbbVie, Inc.	2,036	180,919
ACADIA Pharmaceuticals, Inc. *	9,135	344,115
Amgen, Inc.	901	167,991
BioMarin Pharmaceutical, Inc. *	864	80,413
Celgene Corp. *	4,891	713,206
Exelixis, Inc. *	6,358	154,054
Incyte Corp. *	4,658	543,775
Ionis Pharmaceuticals, Inc. *	1,575	79,853
Regeneron Pharmaceuticals, Inc. *	1,078	481,995
Seattle Genetics, Inc. *	3,959	215,409
TESARO, Inc. *(a)	790	101,989
Vertex Pharmaceuticals, Inc. *	2,327	353,797

		3,417,516

Building Products - 0.5%
AO Smith Corp.	5,764	342,554
Fortune Brands Home & Security, Inc.	3,768	253,323
Lennox International, Inc.	462	82,684
Masco Corp.	4,334	169,069
USG Corp. *	3,769	123,058

		970,688

Capital Markets - 4.4%
BlackRock, Inc.	365	163,188
CBOE Holdings, Inc.	1,623	174,683
Charles Schwab Corp. (The)	20,906	914,428
CME Group, Inc.	4,535	615,309
E*TRADE Financial Corp. *	15,352	669,501
Goldman Sachs Group, Inc. (The)	5,733	1,359,810
Interactive Brokers Group, Inc., Class A	2,788	125,572
Intercontinental Exchange, Inc.	4,335	297,815
LPL Financial Holdings, Inc.	9,563	493,164
MarketAxess Holdings, Inc.	314	57,936
Moody’s Corp.	2,313	321,993
Morgan Stanley	36,913	1,778,099
Northern Trust Corp.	2,636	242,327
Raymond James Financial, Inc.	1,908	160,902
S&P Global, Inc.	3,044	475,808
State Street Corp.	547	52,260

		7,902,795

Chemicals - 1.2%
Air Products & Chemicals, Inc.	1,700	257,074
Albemarle Corp.	1,374	187,290
Chemours Co. (The)	2,775	140,443
DowDuPont, Inc.	4,807	332,789
Ecolab, Inc.	1,821	234,199
Platform Specialty Products Corp. *	22,444	250,250
PPG Industries, Inc.	3,220	349,885
Sherwin-Williams Co. (The)	961	344,076

		2,096,006

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR TM LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Commercial Services & Supplies - 0.0% (b)
Waste Management, Inc.	665	$52,050

Communications Equipment - 1.5%
Arista Networks, Inc. *	3,977	754,079
Cisco Systems, Inc.	35,108	1,180,682
CommScope Holding Co., Inc. *	5,340	177,342
EchoStar Corp., Class A *	1,306	74,742
F5 Networks, Inc. *	1,500	180,840
Juniper Networks, Inc.	7,300	203,159
Palo Alto Networks, Inc. *	1,100	158,510

		2,729,354

Construction & Engineering - 0.1%
Quanta Services, Inc. *	5,017	187,485

Construction Materials - 0.3%
Eagle Materials, Inc.	1,342	143,191
Martin Marietta Materials, Inc.	681	140,443
Vulcan Materials Co.	2,710	324,116

		607,750

Consumer Finance - 0.5%
American Express Co.	1,566	141,660
Discover Financial Services	3,539	228,195
Navient Corp.	7,056	105,981
Santander Consumer USA Holdings, Inc. *	18,692	287,296
SLM Corp. *	7,967	91,382

		854,514

Containers & Packaging - 0.1%
Ball Corp.	2,800	115,640
Berry Global Group, Inc. *	1,537	87,071

		202,711

Distributors - 0.1%
LKQ Corp. *	2,515	90,515

Diversified Consumer Services - 0.1%
ServiceMaster Global Holdings, Inc. *	2,514	117,479

Diversified Financial Services - 0.0% (b)
Berkshire Hathaway, Inc., Class B *	365	66,912

Diversified Telecommunication Services - 0.0% (b)
Zayo Group Holdings, Inc. *	2,420	83,296

Electric Utilities - 0.7%
American Electric Power Co., Inc.	2,331	163,730
Edison International	5,102	393,721
NextEra Energy, Inc.	1,002	146,843
PG&E Corp.	3,527	240,153
Xcel Energy, Inc.	5,724	270,860

		1,215,307

Electrical Equipment - 0.4%
Acuity Brands, Inc.	600	102,768
Eaton Corp. plc	2,886	221,616
Rockwell Automation, Inc.	2,600	463,346

		787,730

INVESTMENTS	SHARES	VALUE
Electronic Equipment, Instruments & Components - 0.5%
Cognex Corp.	3,523	$388,517
Coherent, Inc. *	360	84,661
Corning, Inc.	11,812	353,415
Dolby Laboratories, Inc., Class A	1,816	104,456

		931,049

Energy Equipment & Services - 0.2%
Patterson-UTI Energy, Inc.	8,267	173,111
RPC, Inc. (a)	9,564	237,092

		410,203

Equity Real Estate Investment Trusts (REITs) - 1.8%
American Tower Corp.	4,648	635,289
AvalonBay Communities, Inc.	3,772	673,000
Colony NorthStar, Inc., Class A	6,431	80,773
CyrusOne, Inc.	1,564	92,167
Digital Realty Trust, Inc.	4,422	523,255
Equinix, Inc.	661	295,004
Essex Property Trust, Inc.	1,200	304,836
Extra Space Storage, Inc.	1,500	119,880
Prologis, Inc.	803	50,958
Public Storage	1,321	282,681
Realty Income Corp.	1,500	85,785
UDR, Inc.	2,100	79,863

		3,223,491

Food & Staples Retailing - 0.2%
Costco Wholesale Corp.	816	134,061
Kroger Co. (The)	2,883	57,833
Sysco Corp.	1,418	76,501
Walgreens Boots Alliance, Inc.	1,551	119,768

		388,163

Food Products - 0.4%
Blue Buffalo Pet Products, Inc. *(a)	3,011	85,362
Conagra Brands, Inc.	1,869	63,060
Pilgrim’s Pride Corp. *	3,191	90,656
Pinnacle Foods, Inc.	1,572	89,871
Tyson Foods, Inc., Class A	5,589	393,745

		722,694

Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	999	53,307
ABIOMED, Inc. *	413	69,632
Align Technology, Inc. *	2,008	374,030
Baxter International, Inc.	2,380	149,345
Becton Dickinson and Co.	1,193	233,768
Boston Scientific Corp.*	20,239	590,372
Danaher Corp.	5,248	450,173
DexCom, Inc. *	2,200	107,635
Edwards Lifesciences Corp. *	3,270	357,444
Hologic, Inc. *	1,943	71,289
IDEXX Laboratories, Inc. *	1,555	241,787
Intuitive Surgical, Inc. *	548	573,142
Medtronic plc	5,559	432,323
Stryker Corp.	1,874	266,145

		3,970,392

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR TM LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Health Care Providers & Services - 3.5%
Aetna, Inc.	6,315	$1,004,148
AmerisourceBergen Corp.	1,061	87,798
Anthem, Inc.	4,790	909,525
Cardinal Health, Inc.	1,861	124,538
Centene Corp. *	3,293	318,664
Cigna Corp.	1,703	318,359
HCA Healthcare, Inc. *	2,023	161,010
Henry Schein, Inc. *	1,296	106,259
Humana, Inc.	940	229,012
UnitedHealth Group, Inc.	15,849	3,104,027

		6,363,340

Health Care Technology - 0.2%
athenahealth, Inc. *	731	90,907
Veeva Systems, Inc., Class A *	3,215	181,358

		272,265

Hotels, Restaurants & Leisure - 1.9%
Carnival Corp.	5,837	376,895
Domino’s Pizza, Inc.	432	85,774
International Game Technology plc	3,274	80,377
Las Vegas Sands Corp.	4,045	259,527
Marriott International, Inc., Class A	2,392	263,742
McDonald’s Corp.	5,618	880,228
MGM Resorts International	2,688	87,602
Royal Caribbean Cruises Ltd.	1,212	143,670
Starbucks Corp.	14,319	769,074
Wynn Resorts Ltd.	2,841	423,082
Yum Brands, Inc.	1,045	76,922

		3,446,893

Household Durables - 0.4%
Garmin Ltd.	2,624	141,617
Mohawk Industries, Inc. *	1,586	392,551
Whirlpool Corp.	1,142	210,631

		744,799

Household Products - 0.1%
Spectrum Brands Holdings, Inc.	901	95,434

Industrial Conglomerates - 1.1%
3M Co.	5,514	1,157,389
Honeywell International, Inc.	5,752	815,288

		1,972,677

Insurance - 2.0%
Allstate Corp. (The)	1,005	92,370
American Financial Group, Inc.	1,717	177,624
Aon plc	428	62,531
Arch Capital Group Ltd. *	2,968	292,348
Axis Capital Holdings Ltd.	1,454	83,329
Chubb Ltd.	4,906	699,350
Everest Re Group Ltd.	999	228,162
Hartford Financial Services Group, Inc. (The)	3,282	181,921
Lincoln National Corp.	3,336	245,129
Markel Corp.*	231	246,703
Principal Financial Group, Inc.	1,500	96,510
Progressive Corp. (The)	6,506	315,020
Prudential Financial, Inc.	1,421	151,081

INVESTMENTS	SHARES	VALUE
Insurance - 2.0% (continued)
RenaissanceRe Holdings Ltd.	1,701	$229,873
Travelers Cos., Inc. (The)	3,459	423,797
White Mountains Insurance Group Ltd.	19	16,283

		3,542,031

Internet & Direct Marketing Retail - 5.2%
Amazon.com, Inc. *	6,009	5,776,752
Expedia, Inc.	1,694	243,835
Netflix, Inc. *	9,920	1,798,992
Priceline Group, Inc. (The) *	811	1,484,795
Wayfair, Inc., Class A *	1,095	73,803

		9,378,177

Internet Software & Services - 7.5%
Akamai Technologies, Inc. *	1,700	82,824
Alphabet, Inc., Class A *	6,332	6,165,595
CoStar Group, Inc. *	500	134,125
eBay, Inc. *	15,732	605,053
Facebook, Inc., Class A *	36,403	6,220,180
VeriSign, Inc. *(a)	576	61,281
Zillow Group, Inc., Class C *	5,250	211,102

		13,480,160

IT Services - 4.2%
Accenture plc, Class A	7,038	950,623
Alliance Data Systems Corp.	634	140,463
Amdocs Ltd.	1,750	112,560
Automatic Data Processing, Inc.	4,005	437,827
Cognizant Technology Solutions Corp., Class A	4,940	358,348
DXC Technology Co.	7,944	682,231
Fiserv, Inc.*	3,342	430,984
FleetCor Technologies, Inc. *	1,395	215,904
Jack Henry & Associates, Inc.	1,350	138,766
Mastercard, Inc., Class A	8,421	1,189,045
PayPal Holdings, Inc. *	7,125	456,214
Square, Inc., Class A *	15,511	446,872
Total System Services, Inc.	2,043	133,816
Vantiv, Inc., Class A *	2,419	170,467
Visa, Inc., Class A	15,431	1,623,958

		7,488,078

Leisure Products - 0.1%
Brunswick Corp.	1,969	110,205

Life Sciences Tools & Services - 0.8%
Illumina, Inc. *	1,398	278,482
Quintiles IMS Holdings, Inc. *	1,644	156,295
Thermo Fisher Scientific, Inc.	5,346	1,011,463

		1,446,240

Machinery - 2.9%
Caterpillar, Inc.	7,666	956,027
Colfax Corp. *	2,368	98,604
Cummins, Inc.	1,475	247,844
Deere & Co.	2,479	311,338
Dover Corp.	2,116	193,381
Fortive Corp.	2,886	204,300
Illinois Tool Works, Inc.	4,089	605,008

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR TM LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Machinery - 2.9% (continued)
Ingersoll-Rand plc	3,592	$320,299
Middleby Corp. (The) *	1,800	230,706
Nordson Corp.	909	107,716
Oshkosh Corp.	6,874	567,380
Parker-Hannifin Corp.	1,500	262,530
Trinity Industries, Inc.	17,214	549,127
WABCO Holdings, Inc. *	800	118,400
Wabtec Corp. (a)	785	59,464
Xylem, Inc.	6,645	416,176

		5,248,300

Media - 2.2%
CBS Corp. (Non-Voting), Class B	2,587	150,046
Charter Communications, Inc., Class A *	4,514	1,640,478
Comcast Corp., Class A	38,808	1,493,332
DISH Network Corp., Class A *	3,014	163,449
Liberty Broadband Corp. *	1,573	149,907
Madison Square Garden Co. (The), Class A *	316	67,655
Sirius XM Holdings, Inc. (a)	30,863	170,364
Walt Disney Co. (The)	595	58,649

		3,893,880

Metals & Mining - 0.6%
Freeport-McMoRan, Inc. *	11,783	165,433
Nucor Corp.	2,292	128,444
Royal Gold, Inc.	1,671	143,773
Steel Dynamics, Inc.	10,719	369,484
United States Steel Corp.	10,021	257,139

		1,064,273

Multiline Retail - 0.1%
Dollar Tree, Inc. *	2,285	198,384

Multi-Utilities - 0.3%
CMS Energy Corp.	2,100	97,272
Consolidated Edison, Inc.	1,980	159,747
DTE Energy Co.	3,287	352,892

		609,911

Oil, Gas & Consumable Fuels - 1.7%
Andeavor	2,388	246,322
CONSOL Energy, Inc. *	23,134	391,890
Diamondback Energy, Inc. *	8,282	811,305
Energen Corp. *	3,110	170,055
Laredo Petroleum, Inc. *	28,674	370,755
Newfield Exploration Co. *	4,062	120,520
ONEOK, Inc.	1,754	97,189
Parsley Energy, Inc., Class A *	2,447	64,454
Phillips 66	853	78,143
Targa Resources Corp.	1,310	61,963
Valero Energy Corp.	2,224	171,092
Williams Cos., Inc. (The)	10,002	300,160
WPX Energy, Inc. *	19,025	218,787

		3,102,635

Personal Products - 0.0% (b)
Nu Skin Enterprises, Inc., Class A	1,366	83,982

INVESTMENTS	SHARES	VALUE
Pharmaceuticals - 0.9%
Bristol-Myers Squibb Co.	1,287	$82,033
Eli Lilly & Co.	7,307	625,041
Johnson & Johnson	4,675	607,797
Zoetis, Inc.	5,446	347,237

		1,662,108

Professional Services - 0.1%
Equifax, Inc.	651	69,000
Verisk Analytics, Inc. *	906	75,370

		144,370

Road & Rail - 1.3%
CSX Corp.	22,908	1,242,988
Genesee & Wyoming, Inc., Class A *	2,668	197,459
Norfolk Southern Corp.	2,500	330,600
Old Dominion Freight Line, Inc.	1,956	215,375
Union Pacific Corp.	2,312	268,123

		2,254,545

Semiconductors & Semiconductor Equipment - 6.7%
Advanced Micro Devices, Inc. *	13,069	166,630
Analog Devices, Inc.	977	84,188
Applied Materials, Inc.	26,910	1,401,742
Broadcom Ltd.	7,890	1,913,641
Cypress Semiconductor Corp. (a)	17,005	255,415
Intel Corp.	5,120	194,970
Lam Research Corp.	2,223	411,344
Marvell Technology Group Ltd.	6,200	110,980
Microchip Technology, Inc.	1,024	91,935
Micron Technology, Inc. *	38,396	1,510,115
NVIDIA Corp.	18,364	3,282,932
ON Semiconductor Corp. *	25,190	465,259
Qorvo, Inc. *	1,344	94,994
Skyworks Solutions, Inc.	3,805	387,729
Texas Instruments, Inc.	16,400	1,470,096
Xilinx, Inc.	2,840	201,157

		12,043,127

Software - 7.3%
Activision Blizzard, Inc.	16,034	1,034,353
Adobe Systems, Inc. *	10,301	1,536,703
Autodesk, Inc. *	2,296	257,749
CA, Inc.	2,700	90,126
CDK Global, Inc.	905	57,097
Electronic Arts, Inc. *	9,872	1,165,488
Intuit, Inc.	3,138	446,035
Microsoft Corp.	88,564	6,597,132
Oracle Corp.	4,429	214,142
Red Hat, Inc. *	1,240	137,467
salesforce.com, Inc.*	3,329	310,995
ServiceNow, Inc. *	3,482	409,240
Splunk, Inc. *	1,137	75,531
SS&C Technologies Holdings, Inc.	2,522	101,258
Symantec Corp.	6,438	211,231
Take-Two Interactive Software, Inc. *	1,453	148,540
VMware, Inc., Class A *(a)	2,638	288,043

		13,081,130

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR TM LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Specialty Retail - 1.9%
Best Buy Co., Inc.	2,009	$114,433
Burlington Stores, Inc. *	1,649	157,413
Home Depot, Inc. (The)	6,163	1,008,020
Lowe’s Cos., Inc.	5,259	420,404
O’Reilly Automotive, Inc. *	1,634	351,915
Ross Stores, Inc.	10,017	646,798
TJX Cos., Inc. (The)	2,984	220,010
Ulta Beauty, Inc. *	1,847	417,533

		3,336,526

Technology Hardware, Storage & Peripherals - 6.4%
Apple, Inc.	60,817	9,373,116
Hewlett Packard Enterprise Co.	32,282	474,868
HP, Inc.	25,956	518,082
NCR Corp. *	8,244	309,315
NetApp, Inc.	1,936	84,719
Western Digital Corp.	7,453	643,939
Xerox Corp.	2,958	98,472

		11,502,511

Textiles, Apparel & Luxury Goods - 0.2%
Hanesbrands, Inc.	3,600	88,704
NIKE, Inc., Class B	4,315	223,733

		312,437

Tobacco - 0.8%
Altria Group, Inc.	19,739	1,251,847
Philip Morris International, Inc.	1,147	127,329

		1,379,176

Trading Companies & Distributors - 0.4%
HD Supply Holdings, Inc. *	2,092	75,458
United Rentals, Inc. *	3,686	511,396
WESCO International, Inc. *	2,577	150,110

		736,964

Transportation Infrastructure - 0.0% (b)
Macquarie Infrastructure Corp.	800	57,744

Wireless Telecommunication Services - 0.7%
Sprint Corp. *	83,583	650,276
T-Mobile US, Inc. *	10,856	669,381

		1,319,657

TOTAL COMMON STOCKS (Cost $131,213,109)		174,416,221

SHORT-TERM INVESTMENT - 2.9%

Investment Company - 2.9%
Limited Purpose Cash Investment Fund, 0.97%
(Cost $5,352,555) (2)(c)	5,353,091	5,352,555

INVESTMENTS	SHARES	VALUE
SECURITIES LENDING COLLATERAL - 1.1%

Investment Companies - 1.1%
Investments in a Pooled Account through Securities Lending Program with Citibank NA
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 0.91% (2)(c)(d)	296,811	$296,811
UBS Asset Management Americas, Inc. 1.10% (2)(c)(d)	1,379,673	1,379,673
1.16% (2)(c)(d)	229,945	229,945

TOTAL SECURITIES LENDING COLLATERAL (Cost $1,906,429)		1,906,429

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 100.8% (Cost $138,472,093)		181,675,205

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.8)% (e)		(1,486,230)

Net Assets - 100.0%		$180,188,975

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$23,126,377	12.8%
Consumer Staples	4,361,552	2.4
Energy	3,512,838	2.0
Financials	31,906,322	17.7
Health Care	17,131,862	9.5
Industrials	22,699,458	12.6
Information Technology	61,255,410	34.0
Materials	3,970,740	2.2
Real Estate	3,223,491	1.8
Telecommunication Services	1,402,953	0.8
Utilities	1,825,218	1.0
Short-Term Investment	5,352,555	2.9
Securities Lending Collateral	1,906,429	1.1

Total Investments In Securities At Value	181,675,205	100.8
Liabilities in Excess of Other Assets (e)	(1,486,230)	(0.8)

Net Assets	$180,188,975	100.0%

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2017. The total value of securities on loan at September 30, 2017 was $1,844,771.
(b)	Represents less than 0.05% of net assets.
(c)	Represents 7-day effective yield as of September 30, 2017.
(d)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(e)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR TM LARGE CAP MOMENTUM STYLE FUND

Futures contracts outstanding as of September 30, 2017:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index	24	12/2017	USD	$3,019,320	$30,885

					$30,885

USD	- United States Dollar

Collateral pledged to, or (received from), each counterparty at September 30, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
GSCO
Cash	$—	$87,824	$87,824

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR TM SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 95.0%

Aerospace & Defense - 1.3%
AAR Corp.	1,190	$44,958
Aerojet Rocketdyne Holdings, Inc. *	455	15,930
Aerovironment, Inc. *	283	15,316
Astronics Corp. *	515	15,321
Axon Enterprise, Inc. *	1,464	33,189
Curtiss-Wright Corp.	1,230	128,584
Ducommun, Inc. *	1,446	46,344
Engility Holdings, Inc. *	1,335	46,298
Esterline Technologies Corp. *	165	14,875
KeyW Holding Corp. (The) *	2,257	17,176
KLX, Inc. *	554	29,323
Kratos Defense & Security Solutions, Inc. *	7,810	102,155
Mercury Systems, Inc. *	2,445	126,847
Vectrus, Inc. *	904	27,879

		664,195

Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. *	1,652	40,210
Atlas Air Worldwide Holdings, Inc. *	400	26,320
Radiant Logistics, Inc. *	3,377	17,932

		84,462

Airlines - 0.3%
Allegiant Travel Co.	284	37,403
Hawaiian Holdings, Inc. *	1,800	67,590
SkyWest, Inc.	1,418	62,250

		167,243

Auto Components - 1.2%
Cooper Tire & Rubber Co.	576	21,542
Cooper-Standard Holdings, Inc. *	845	97,995
Dana, Inc.	2,352	65,762
Dorman Products, Inc. *	498	35,667
Fox Factory Holding Corp. *	1,371	59,090
Gentherm, Inc. *	1,057	39,267
Horizon Global Corp. *	1,404	24,767
LCI Industries	1,251	144,928
Modine Manufacturing Co. *	1,493	28,740
Motorcar Parts of America, Inc. *	1,306	38,475
Standard Motor Products, Inc.	641	30,928
Tenneco, Inc.	373	22,630
Tower International, Inc.	753	20,482

		630,273

Automobiles - 0.1%
Winnebago Industries, Inc.	619	27,700

Banks - 11.3%
Allegiance Bancshares, Inc. *	1,709	62,891
Ameris Bancorp	2,375	114,000
Banc of California, Inc.	1,710	35,483
BancorpSouth, Inc.	967	30,992
Banner Corp.	612	37,503
Berkshire Hills Bancorp, Inc.	647	25,071
Blue Hills Bancorp, Inc.	1,200	23,040
Boston Private Financial Holdings, Inc.	1,715	28,383
Carolina Financial Corp.	3,277	117,579
Cathay General Bancorp	853	34,291

INVESTMENTS	SHARES	VALUE
Banks - 11.3% (continued)
CenterState Bank Corp.	2,282	$61,158
Central Pacific Financial Corp.	835	26,870
Central Valley Community Bancorp	2,448	54,590
Chemical Financial Corp.	1,196	62,503
Columbia Banking System, Inc.	589	24,803
Community Bank System, Inc.	533	29,448
ConnectOne Bancorp, Inc.	1,237	30,430
Customers Bancorp, Inc. *	1,988	64,849
CVB Financial Corp.	1,182	28,569
Eagle Bancorp, Inc. *	2,446	164,004
Enterprise Financial Services Corp.	1,755	74,324
Farmers Capital Bank Corp.	78	3,280
Farmers National Banc Corp.	2,649	39,868
FCB Financial Holdings, Inc., Class A *	2,830	136,689
Fidelity Southern Corp.	1,125	26,595
First Bancorp *	32,117	164,439
First Citizens BancShares, Inc., Class A	105	39,259
First Commonwealth Financial Corp.	2,123	29,998
First Financial Bankshares, Inc. (a)	508	22,962
First Interstate BancSystem, Inc., Class A	3,635	139,039
First Merchants Corp.	1,725	74,054
Fulton Financial Corp.	4,131	77,456
Glacier Bancorp, Inc.	857	32,360
Great Western Bancorp, Inc.	5,043	208,175
Green Bancorp, Inc. *	4,394	103,918
Hancock Holding Co.	5,251	254,411
Hanmi Financial Corp.	1,562	48,344
Heartland Financial USA, Inc.	581	28,701
Hilltop Holdings, Inc.	3,684	95,784
Home BancShares, Inc.	5,212	131,447
Horizon Bancorp	742	21,644
IBERIABANK Corp.	1,464	120,268
Independent Bank Corp./MA	866	64,647
Independent Bank Corp./MI	4,596	104,099
Independent Bank Group, Inc.	2,211	133,323
International Bancshares Corp.	2,624	105,222
Lakeland Bancorp, Inc.	1,589	32,416
Lakeland Financial Corp.	1,783	86,868
LegacyTexas Financial Group, Inc.	3,872	154,570
MB Financial, Inc.	813	36,601
Mercantile Bank Corp.	568	19,823
National Bank Holdings Corp., Class A	1,592	56,819
National Commerce Corp. *	585	25,038
OFG Bancorp	5,760	52,704
Old National Bancorp	1,683	30,799
Old Second Bancorp, Inc.	3,326	44,735
Pacific Premier Bancorp, Inc. *	2,195	82,861
Peoples Bancorp, Inc.	732	24,588
People’s Utah Bancorp	1,275	41,374
Preferred Bank	1,658	100,060
QCR Holdings, Inc.	921	41,906
Renasant Corp.	1,423	61,047
Republic First Bancorp, Inc. *	10,891	100,742
Seacoast Banking Corp. of Florida *	2,235	53,394
ServisFirst Bancshares, Inc.	5,693	221,173
Simmons First National Corp., Class A	600	34,740
South State Corp.	674	60,694
Southside Bancshares, Inc.	1,148	41,741

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR TM SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Banks - 11.3% (continued)
State Bank Financial Corp.	672	$19,253
Sterling Bancorp	6,073	149,699
Texas Capital Bancshares, Inc. *	4,098	351,608
Towne Bank	2,310	77,385
TriState Capital Holdings, Inc. *	1,846	42,273
Triumph Bancorp, Inc. *	1,976	63,726
UMB Financial Corp.	445	33,148
Union Bankshares Corp.	657	23,192
United Community Banks, Inc.	3,940	112,448
Valley National Bancorp	2,108	25,401
Veritex Holdings, Inc. *	2,280	61,469
Wintrust Financial Corp.	1,331	104,231

		5,805,289

Beverages - 1.0%
Castle Brands, Inc. *	19,470	26,090
Coca-Cola Bottling Co. Consolidated	334	72,061
Craft Brew Alliance, Inc. *	1,463	25,676
MGP Ingredients, Inc.	1,119	67,845
National Beverage Corp.	2,448	303,674
Primo Water Corp. *	1,330	15,760

		511,106

Biotechnology - 10.6%
Abeona Therapeutics, Inc. *	5,422	92,445
Acceleron Pharma, Inc. *	538	20,078
Achaogen, Inc. *	4,841	77,214
Aimmune Therapeutics, Inc. *	3,053	75,684
Amicus Therapeutics, Inc. *	5,721	86,273
Array BioPharma, Inc. *	13,892	170,872
Avexis, Inc. *	2,288	221,318
Axovant Sciences Ltd. *(a)	2,290	15,755
BioCryst Pharmaceuticals, Inc. *	4,092	21,442
BioSpecifics Technologies Corp. *	495	23,027
Bluebird Bio, Inc. *	2,818	387,052
Blueprint Medicines Corp. *	2,788	194,240
Calithera Biosciences, Inc. *	4,444	69,993
Cara Therapeutics, Inc. *(a)	4,761	65,178
Catalyst Pharmaceuticals, Inc. *	27,771	69,983
ChemoCentryx, Inc. *	2,016	14,959
Clovis Oncology, Inc. *	3,996	329,270
Conatus Pharmaceuticals, Inc. *	4,925	27,038
Corbus Pharmaceuticals Holdings, Inc. *(a)	4,505	32,211
CTI BioPharma Corp. *	370	1,180
Cytokinetics, Inc. *	1,865	27,042
CytomX Therapeutics, Inc. *	1,995	36,249
Eagle Pharmaceuticals, Inc. *	985	58,745
Emergent BioSolutions, Inc. *	500	20,225
Enanta Pharmaceuticals, Inc. *	543	25,412
Epizyme, Inc. *	1,514	28,842
Esperion Therapeutics, Inc. *	2,739	137,279
Exact Sciences Corp. *	8,121	382,662
Fate Therapeutics, Inc. *	4,662	18,462
FibroGen, Inc. *	3,712	199,706
Five Prime Therapeutics, Inc. *	969	39,642
Flexion Therapeutics, Inc. *(a)	1,781	43,065
Fortress Biotech, Inc. *	4,717	20,849
Foundation Medicine, Inc. *	1,960	78,792

INVESTMENTS	SHARES	VALUE
Biotechnology - 10.6% (continued)
Genomic Health, Inc. *	455	$14,601
Global Blood Therapeutics, Inc. *	1,158	35,956
Halozyme Therapeutics, Inc. *	1,063	18,464
Ignyta, Inc. *	1,494	18,451
ImmunoGen, Inc. *	4,168	31,885
Immunomedics, Inc. *	13,443	187,933
Insmed, Inc. *	2,149	67,070
Ironwood Pharmaceuticals, Inc. *	3,767	59,406
Lexicon Pharmaceuticals, Inc. *(a)	3,291	40,446
Ligand Pharmaceuticals, Inc. *	449	61,131
Loxo Oncology, Inc. *	2,187	201,466
Matinas BioPharma Holdings, Inc. *	14,452	19,077
MiMedx Group, Inc. *(a)	5,961	70,817
Momenta Pharmaceuticals, Inc. *	1,455	26,918
Nymox Pharmaceutical Corp. (Canada) *	5,450	20,819
Peregrine Pharmaceuticals, Inc. *	1,371	4,305
Pieris Pharmaceuticals, Inc. *	6,644	38,269
Portola Pharmaceuticals, Inc. *	3,957	213,797
Progenics Pharmaceuticals, Inc. *	2,771	20,395
Prothena Corp. plc (Ireland) *	651	42,165
PTC Therapeutics, Inc. *	2,980	59,630
Puma Biotechnology, Inc. *	2,190	262,253
REGENXBIO, Inc. *	3,514	115,786
Repligen Corp. *	1,913	73,306
Retrophin, Inc. *	2,107	52,443
Sage Therapeutics, Inc. *	1,524	94,945
Sangamo Therapeutics, Inc. *	1,589	23,835
Sarepta Therapeutics, Inc. *	4,620	209,563
Spark Therapeutics, Inc. *	519	46,274
Stemline Therapeutics, Inc. *	1,747	19,392
TG Therapeutics, Inc. *	3,771	44,686
Vanda Pharmaceuticals, Inc. *	1,751	31,343
Versartis, Inc. *	943	2,310
Xencor, Inc. *	2,880	66,010

		5,407,331

Building Products - 1.2%
AAON, Inc.	1,050	36,199
American Woodmark Corp. *	658	63,332
Apogee Enterprises, Inc.	791	38,174
Builders FirstSource, Inc. *	1,831	32,940
Continental Building Products, Inc. *	1,526	39,676
Gibraltar Industries, Inc. *	1,568	48,843
Insteel Industries, Inc.	563	14,700
Masonite International Corp. *	1,077	74,528
NCI Building Systems, Inc. *	1,241	19,360
Patrick Industries, Inc. *	2,206	185,525
Trex Co., Inc. *	592	53,321

		606,598

Capital Markets - 1.1%
Arlington Asset Investment Corp., Class A	1,337	17,020
Evercore, Inc., Class A	1,026	82,337
Financial Engines, Inc.	671	23,317
Houlihan Lokey, Inc.	3,200	125,216
Investment Technology Group, Inc.	1,146	25,373
Moelis & Co., Class A	2,407	103,621
Piper Jaffray Cos.	826	49,023
PJT Partners, Inc., Class A	2,065	79,110

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR TM SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Capital Markets - 1.1% (continued)
Stifel Financial Corp.	987	$52,765

		557,782

Chemicals - 2.0%
A Schulman, Inc.	500	17,075
Chase Corp.	209	23,283
Ferro Corp. *	2,861	63,800
FutureFuel Corp.	1,187	18,683
Ingevity Corp. *	1,020	63,719
Innophos Holdings, Inc.	300	14,757
Innospec, Inc.	332	20,468
KMG Chemicals, Inc.	599	32,873
Koppers Holdings, Inc. *	549	25,336
Kraton Corp. *	946	38,256
Kronos Worldwide, Inc.	6,219	141,980
Minerals Technologies, Inc.	500	35,325
Rayonier Advanced Materials, Inc. (a)	1,897	25,989
Sensient Technologies Corp.	1,100	84,612
Stepan Co.	220	18,405
Trinseo SA	3,066	205,729
Tronox Ltd., Class A	8,617	181,819

		1,012,109

Commercial Services & Supplies - 1.1%
ACCO Brands Corp. *	1,709	20,337
Aqua Metals, Inc. *(a)	2,307	15,803
Brady Corp., Class A	570	21,631
Brink’s Co. (The)	2,183	183,918
CECO Environmental Corp.	2,299	19,450
Deluxe Corp.	267	19,480
Healthcare Services Group, Inc.	1,441	77,771
Kimball International, Inc., Class B	1,371	27,105
MSA Safety, Inc.	319	25,364
Multi-Color Corp.	444	36,386
Quad/Graphics, Inc.	1,804	40,788
Steelcase, Inc., Class A	1,047	16,124
Tetra Tech, Inc.	533	24,811
UniFirst Corp.	100	15,150
US Ecology, Inc.	349	18,776
Viad Corp.	250	15,225

		578,119

Communications Equipment - 2.4%
ADTRAN, Inc.	734	17,616
Applied Optoelectronics, Inc. *(a)	3,083	199,378
Ciena Corp. *	2,708	59,495
EMCORE Corp. *	5,074	41,607
Extreme Networks, Inc. *	8,108	96,404
Finisar Corp. *	3,135	69,503
InterDigital, Inc.	923	68,071
Lumentum Holdings, Inc. *	4,995	271,478
NetScout Systems, Inc. *	1,232	39,855
Oclaro, Inc. *(a)	15,302	132,056
Ubiquiti Networks, Inc. *(a)	3,268	183,073
ViaSat, Inc. *	411	26,436
Viavi Solutions, Inc. *	3,957	37,433

		1,242,405

INVESTMENTS	SHARES	VALUE
Construction & Engineering - 1.3%
Argan, Inc.	871	$58,575
Comfort Systems USA, Inc.	1,346	48,052
Dycom Industries, Inc. *	1,182	101,510
EMCOR Group, Inc.	249	17,276
Granite Construction, Inc.	465	26,947
HC2 Holdings, Inc. *	962	5,079
IES Holdings, Inc. *	1,238	21,417
MasTec, Inc. *	4,048	187,827
NV5 Global, Inc. *	1,032	56,399
Primoris Services Corp.	1,042	30,656
Sterling Construction Co., Inc. *	4,619	70,347
Tutor Perini Corp. *	1,919	54,500

		678,585

Construction Materials - 0.4%
Summit Materials, Inc., Class A *	1,564	50,095
US Concrete, Inc. *(a)	1,863	142,147

		192,242

Consumer Finance - 0.2%
Enova International, Inc. *	1,257	16,907
EZCORP, Inc., Class A *	5,444	51,718
Green Dot Corp., Class A *	698	34,607
Nelnet, Inc., Class A	400	20,200

		123,432

Containers & Packaging - 0.2%
Greif, Inc., Class A	1,746	102,211

Distributors - 0.1%
Core-Mark Holding Co., Inc.	1,645	52,870

Diversified Consumer Services - 1.2%
Adtalem Global Education, Inc.	1,130	40,511
Capella Education Co.	293	20,554
Career Education Corp. *	9,718	100,970
Chegg, Inc. *	6,926	102,782
Grand Canyon Education, Inc. *	1,459	132,507
K12, Inc. *	1,067	19,035
Sotheby’s *	639	29,464
Weight Watchers International, Inc. *(a)	3,655	159,175

		604,998

Diversified Telecommunication Services - 0.4%
Cogent Communications Holdings, Inc.	829	40,538
Globalstar, Inc. *(a)	23,066	37,597
IDT Corp., Class B	1,371	19,304
Iridium Communications, Inc. *	2,656	27,357
ORBCOMM, Inc. *	3,221	33,724
Vonage Holdings Corp. *	3,852	31,355

		189,875

Electric Utilities - 0.5%
ALLETE, Inc.	448	34,626
El Paso Electric Co.	258	14,254
MGE Energy, Inc.	1,156	74,678
Otter Tail Corp.	739	32,036
PNM Resources, Inc.	1,221	49,206
Spark Energy, Inc., Class A	3,072	46,080

		250,880

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR TM SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Electrical Equipment - 0.1%
Energous Corp. *(a)	1,211	$15,331
EnerSys	213	14,733
Generac Holdings, Inc. *	846	38,857

		68,921

Electronic Equipment, Instruments & Components - 3.3%
Badger Meter, Inc.	936	45,864
Belden, Inc.	377	30,360
Benchmark Electronics, Inc. *	686	23,427
Control4 Corp. *	2,780	81,899
CTS Corp.	722	17,400
ePlus, Inc. *	994	91,895
Fabrinet (Thailand) *	2,922	108,289
II-VI, Inc. *	2,312	95,139
Insight Enterprises, Inc. *	904	41,512
Itron, Inc. *	1,022	79,154
KEMET Corp. *	6,091	128,703
Littelfuse, Inc.	1,033	202,344
Mesa Laboratories, Inc. (a)	432	64,506
Methode Electronics, Inc.	887	37,564
Novanta, Inc. *	1,658	72,289
OSI Systems, Inc. *	393	35,908
PCM, Inc. *	1,468	20,552
Plexus Corp. *	600	33,648
Rogers Corp. *	541	72,105
Sanmina Corp. *	2,442	90,720
SYNNEX Corp.	1,105	139,794
Tech Data Corp. *	1,228	109,108
TTM Technologies, Inc. *	4,917	75,574

		1,697,754

Energy Equipment & Services - 0.6%
Archrock, Inc.	5,634	70,706
Exterran Corp. *	2,326	73,525
Geospace Technologies Corp. *	1,179	21,010
McDermott International, Inc. *	11,159	81,126
Unit Corp. *	1,929	39,699
US Silica Holdings, Inc.	603	18,735

		304,801

Equity Real Estate Investment Trusts (REITs) - 2.5%
Agree Realty Corp.	808	39,657
American Assets Trust, Inc.	830	33,009
CareTrust REIT, Inc.	846	16,108
Community Healthcare Trust, Inc.	554	14,936
EastGroup Properties, Inc.	302	26,612
GEO Group, Inc. (The)	2,646	71,177
Gladstone Commercial Corp.	2,247	50,041
Healthcare Realty Trust, Inc.	560	18,110
Independence Realty Trust, Inc.	1,737	17,665
Jernigan Capital, Inc.	1,105	22,708
Mack-Cali Realty Corp.	963	22,833
Monmouth Real Estate Investment Corp.	2,217	35,893
National Storage Affiliates Trust	3,606	87,410
NexPoint Residential Trust, Inc.	2,537	60,203
Physicians Realty Trust	1,800	31,914
Preferred Apartment Communities, Inc., Class A	780	14,726
PS Business Parks, Inc.	1,230	164,205

INVESTMENTS	SHARES	VALUE
Equity Real Estate Investment Trusts (REITs) - 2.5% (continued)
QTS Realty Trust, Inc., Class A	1,262	$66,078
Retail Opportunity Investments Corp.	1,898	36,081
Rexford Industrial Realty, Inc.	3,705	106,037
Ryman Hospitality Properties, Inc.	1,223	76,425
STAG Industrial, Inc.	1,825	50,133
Summit Hotel Properties, Inc.	2,178	34,826
Sunstone Hotel Investors, Inc.	1,432	23,012
Terreno Realty Corp.	1,683	60,891
Tier REIT, Inc.	928	17,911
UMH Properties, Inc.	984	15,301
Universal Health Realty Income Trust	409	30,876
Washington REIT	838	27,453

		1,272,231

Food & Staples Retailing - 0.0% (b)
SpartanNash Co.	755	19,909

Food Products - 1.2%
B&G Foods, Inc. (a)	791	25,193
Calavo Growers, Inc.	300	21,960
Fresh Del Monte Produce, Inc.	2,090	95,011
J&J Snack Foods Corp.	693	90,991
John B Sanfilippo & Son, Inc.	726	48,867
Lancaster Colony Corp.	812	97,538
Sanderson Farms, Inc.	993	160,389
Snyder’s-Lance, Inc.	1,413	53,892

		593,841

Gas Utilities - 0.7%
Chesapeake Utilities Corp.	376	29,422
New Jersey Resources Corp.	436	18,377
Northwest Natural Gas Co.	369	23,764
ONE Gas, Inc.	2,576	189,697
Southwest Gas Holdings, Inc.	889	69,004
Spire, Inc.	247	18,438

		348,702

Health Care Equipment & Supplies - 4.8%
Abaxis, Inc.	457	20,405
Anika Therapeutics, Inc. *	794	46,052
Antares Pharma, Inc. *	20,432	66,200
AtriCure, Inc. *	800	17,896
AxoGen, Inc. *	4,732	91,564
Cantel Medical Corp.	1,202	113,192
Cardiovascular Systems, Inc. *	1,382	38,903
CONMED Corp.	500	26,235
Cutera, Inc. *	2,285	94,485
GenMark Diagnostics, Inc. *	2,801	26,974
Glaukos Corp. *	1,056	34,848
Globus Medical, Inc., Class A *	2,053	61,015
Haemonetics Corp. *	533	23,916
Heska Corp. *	1,520	133,897
ICU Medical, Inc. *	802	149,052
Inogen, Inc. *	1,735	164,998
Insulet Corp. *	726	39,988
Integer Holdings Corp. *	285	14,578
Integra LifeSciences Holdings Corp. *	1,883	95,054
K2M Group Holdings, Inc. *	1,995	42,314
Lantheus Holdings, Inc. *	6,762	120,364

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR TM SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Health Care Equipment & Supplies - 4.8% (continued)
LeMaitre Vascular, Inc.	1,954	$73,119
Masimo Corp. *	2,663	230,509
Merit Medical Systems, Inc. *	1,284	54,377
Natus Medical, Inc. *	1,478	55,425
Neogen Corp. *	480	37,181
Nevro Corp. *	1,494	135,775
Novocure Ltd. *	1,150	22,827
NuVasive, Inc. *	861	47,751
OraSure Technologies, Inc. *	4,911	110,497
Oxford Immunotec Global plc *	1,440	24,192
Penumbra, Inc. *	1,211	109,353
Quidel Corp. *	635	27,851
STAAR Surgical Co. *	1,257	15,650
ViewRay, Inc. *	4,125	23,760
Viveve Medical, Inc. *	2,973	15,578
Wright Medical Group NV *(a)	1,893	48,972

		2,454,747

Health Care Providers & Services - 2.2%
Addus HomeCare Corp. *	1,804	63,681
Amedisys, Inc. *	745	41,690
AMN Healthcare Services, Inc. *	1,210	55,297
BioTelemetry, Inc. *	3,032	100,056
Chemed Corp.	614	124,059
CorVel Corp. *	404	21,978
Cross Country Healthcare, Inc. *	1,400	19,922
Ensign Group, Inc. (The)	1,000	22,590
HealthEquity, Inc. *	3,039	153,713
LHC Group, Inc. *	621	44,041
Molina Healthcare, Inc. *	877	60,302
PharMerica Corp. *	900	26,370
Providence Service Corp. (The) *	400	21,632
R1 RCM, Inc. *	5,870	21,778
Select Medical Holdings Corp. *	2,344	45,005
Teladoc, Inc. *(a)	3,063	101,538
Tivity Health, Inc. *	4,260	173,808
US Physical Therapy, Inc.	280	17,206

		1,114,666

Health Care Technology - 0.8%
Cotiviti Holdings, Inc. *	2,813	101,212
Evolent Health, Inc., Class A *	2,519	44,838
HMS Holdings Corp. *	937	18,609
Medidata Solutions, Inc. *	2,081	162,443
Omnicell, Inc. *	1,035	52,837
Vocera Communications, Inc. *	901	28,264

		408,203

Hotels, Restaurants & Leisure - 3.4%
Bob Evans Farms, Inc.	998	77,355
Boyd Gaming Corp.	1,922	50,068
Caesars Entertainment Corp. *(a)	5,795	77,363
Carrols Restaurant Group, Inc. *	1,505	16,404
Churchill Downs, Inc.	530	109,286
Cracker Barrel Old Country Store, Inc. (a)	385	58,374
Dave & Buster’s Entertainment, Inc. *	2,020	106,010
Denny’s Corp. *	2,000	24,900
Eldorado Resorts, Inc. *(a)	5,058	129,738
ILG, Inc.	2,124	56,774

INVESTMENTS	SHARES	VALUE
Hotels, Restaurants & Leisure - 3.4% (continued)
Jack in the Box, Inc.	1,105	$112,622
Marriott Vacations Worldwide Corp.	1,125	140,096
Nathan’s Famous, Inc. *	443	32,760
Papa John’s International, Inc.	932	68,101
Penn National Gaming, Inc. *	1,833	42,874
Pinnacle Entertainment, Inc. *	3,376	71,943
Planet Fitness, Inc., Class A	2,152	58,061
RCI Hospitality Holdings, Inc.	2,273	56,257
Red Robin Gourmet Burgers, Inc. *	374	25,058
Ruth’s Hospitality Group, Inc.	1,436	30,084
Scientific Games Corp., Class A *	6,157	282,298
Sonic Corp. (a)	727	18,502
Texas Roadhouse, Inc.	2,000	98,280

		1,743,208

Household Durables - 1.5%
Cavco Industries, Inc. *	295	43,527
Helen of Troy Ltd. *	1,094	106,009
Hooker Furniture Corp.	465	22,204
Installed Building Products, Inc. *	2,183	141,458
iRobot Corp. *(a)	1,887	145,412
KB Home	662	15,968
La-Z-Boy, Inc.	722	19,422
LGI Homes, Inc. *(a)	2,476	120,259
MDC Holdings, Inc.	692	22,981
NACCO Industries, Inc., Class A	210	18,018
Taylor Morrison Home Corp., Class A *	816	17,993
TopBuild Corp. *	1,247	81,267
Universal Electronics, Inc. *	400	25,360

		779,878

Household Products - 0.3%
Central Garden & Pet Co., Class A *	2,807	104,393
WD-40 Co.	467	52,257

		156,650

Insurance - 2.2%
American Equity Investment Life Holding Co.	1,528	44,434
AMERISAFE, Inc.	907	52,787
Argo Group International Holdings Ltd.	1,756	107,994
CNO Financial Group, Inc.	2,318	54,102
Enstar Group Ltd. *	683	151,865
FBL Financial Group, Inc., Class A	241	17,955
Health Insurance Innovations, Inc., Class A *	5,241	75,995
James River Group Holdings Ltd.	2,244	93,081
Kingstone Cos., Inc.	1,221	19,902
National General Holdings Corp.	1,414	27,022
Navigators Group, Inc. (The)	766	44,696
Primerica, Inc.	1,772	144,507
RLI Corp.	1,284	73,650
Selective Insurance Group, Inc.	768	41,357
Trupanion, Inc. *(a)	1,445	38,162
United Fire Group, Inc.	1,284	58,833
United Insurance Holdings Corp.	2,600	42,380
Universal Insurance Holdings, Inc.	1,100	25,300

		1,114,022

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR TM SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Internet & Direct Marketing Retail - 0.4%
1-800-Flowers.com, Inc., Class A *	3,613	$35,588
Nutrisystem, Inc.	2,283	127,620
PetMed Express, Inc. (a)	1,481	49,095

		212,303

Internet Software & Services - 4.0%
2U, Inc. *(a)	3,182	178,319
Alarm.com Holdings, Inc. *	2,715	122,664
Amber Road, Inc. *	2,748	21,105
Appfolio, Inc., Class A *	3,212	154,015
Benefitfocus, Inc. *(a)	592	19,921
Blucora, Inc. *	3,245	82,099
Box, Inc., Class A *	2,970	57,380
Carbonite, Inc. *	3,115	68,530
Cimpress NV (Netherlands) *(a)	585	57,131
comScore, Inc. *	429	12,334
Etsy, Inc. *	2,050	34,604
Five9, Inc. *	7,053	168,567
GrubHub, Inc. *(a)	4,446	234,126
GTT Communications, Inc. *	1,035	32,758
Hortonworks, Inc. *	1,443	24,459
Instructure, Inc. *	434	14,387
Internap Corp. *(a)	7,443	32,377
j2 Global, Inc.	800	59,104
Limelight Networks, Inc. *	5,392	21,406
MINDBODY, Inc., Class A *(a)	3,773	97,532
New Relic, Inc. *	813	40,487
Q2 Holdings, Inc. *	1,618	67,390
Quotient Technology, Inc. *	1,764	27,607
SPS Commerce, Inc. *	593	33,629
Stamps.com, Inc. *	1,056	213,998
TrueCar, Inc. *	7,100	112,109
Tucows, Inc., Class A *	1,164	68,152

		2,056,190

IT Services - 1.3%
Acxiom Corp. *	961	23,679
Blackhawk Network Holdings, Inc. *	1,980	86,724
CACI International, Inc., Class A *	385	53,650
Convergys Corp.	644	16,673
CSG Systems International, Inc.	958	38,416
EPAM Systems, Inc. *	1,305	114,749
Everi Holdings, Inc. *	11,920	90,473
ExlService Holdings, Inc. *	709	41,349
Hackett Group, Inc. (The)	955	14,506
MAXIMUS, Inc.	1,222	78,819
Perficient, Inc. *	927	18,234
Science Applications International Corp.	701	46,862
Sykes Enterprises, Inc. *	541	15,775
Virtusa Corp. *	479	18,097

		658,006

Leisure Products - 0.1%
American Outdoor Brands Corp. *(a)	991	15,113
Nautilus, Inc. *	1,157	19,553
Sturm Ruger & Co., Inc. (a)	385	19,905

		54,571

INVESTMENTS	SHARES	VALUE
Life Sciences Tools & Services - 1.1%
Accelerate Diagnostics, Inc. *(a)	3,102	$69,640
Cambrex Corp. *	1,200	66,000
Enzo Biochem, Inc. *	2,746	28,751
INC Research Holdings, Inc., Class A *	2,707	141,576
NeoGenomics, Inc. *	2,416	26,890
PRA Health Sciences, Inc. *	3,253	247,781

		580,638

Machinery - 3.7%
Alamo Group, Inc.	196	21,045
Albany International Corp., Class A	329	18,885
Altra Industrial Motion Corp.	492	23,665
Astec Industries, Inc.	509	28,509
Barnes Group, Inc.	635	44,729
Briggs & Stratton Corp.	731	17,178
Chart Industries, Inc. *	674	26,441
CIRCOR International, Inc.	296	16,111
Columbus McKinnon Corp.	620	23,479
Douglas Dynamics, Inc.	969	38,179
EnPro Industries, Inc.	521	41,956
Federal Signal Corp.	2,000	42,560
Global Brass & Copper Holdings, Inc.	3,107	105,017
Greenbrier Cos., Inc. (The) (a)	726	34,957
Harsco Corp. *	4,007	83,746
Hyster-Yale Materials Handling, Inc.	348	26,601
John Bean Technologies Corp.	1,481	149,729
Kadant, Inc.	354	34,887
Kennametal, Inc.	2,831	114,203
Lydall, Inc. *	1,067	61,139
Manitowoc Co., Inc. (The) *	4,381	39,429
Meritor, Inc. *	4,408	114,652
Mueller Water Products, Inc., Class A	5,126	65,613
Navistar International Corp. *	4,525	199,417
NN, Inc.	927	26,883
RBC Bearings, Inc. *	343	42,926
Spartan Motors, Inc.	7,354	81,262
SPX Corp. *	4,606	135,140
Standex International Corp.	358	38,020
Tennant Co.	497	32,901
Titan International, Inc.	7,037	71,426
Wabash National Corp.	1,075	24,531
Watts Water Technologies, Inc., Class A	425	29,410
Woodward, Inc.	689	53,473

		1,908,099

Marine - 0.1%
Safe Bulkers, Inc. (Greece) *	7,778	21,312
Scorpio Bulkers, Inc. *	4,339	30,590

		51,902

Media - 0.5%
Central European Media Enterprises Ltd., Class A *(a)	5,880	23,814
Entravision Communications Corp., Class A	2,467	14,062
EW Scripps Co. (The), Class A *	1,235	23,601
Gray Television, Inc. *	2,135	33,519
Liberty Media Corp.-Liberty Braves, Class C *	1,059	26,761

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR TM SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Media - 0.5% (continued)
New York Times Co. (The), Class A	2,150	$42,140
Nexstar Media Group, Inc., Class A (a)	356	22,179
Sinclair Broadcast Group, Inc., Class A	1,581	50,671
World Wrestling Entertainment, Inc., Class A (a)	1,183	27,860

		264,607

Metals & Mining - 1.1%
AK Steel Holding Corp. *	13,801	77,148
Allegheny Technologies, Inc. *	1,135	27,126
Century Aluminum Co. *	8,622	142,953
Cleveland-Cliffs, Inc. *	10,372	74,160
Kaiser Aluminum Corp.	680	70,135
Olympic Steel, Inc.	753	16,566
SunCoke Energy, Inc. *	3,986	36,432
TimkenSteel Corp. *	1,106	18,249
Worthington Industries, Inc.	1,849	85,054

		547,823

Multiline Retail - 0.3%
Big Lots, Inc. (a)	713	38,195
Ollie’s Bargain Outlet Holdings, Inc. *	2,620	121,568

		159,763

Oil, Gas & Consumable Fuels - 0.9%
Abraxas Petroleum Corp. *	19,535	36,726
Callon Petroleum Co. *	3,228	36,283
Delek US Energy, Inc.	2,013	53,807
Eclipse Resources Corp. *	10,900	27,250
Evolution Petroleum Corp.	2,084	15,005
GasLog Ltd. (Monaco) (a)	1,757	30,660
Golar LNG Ltd. (Norway) (a)	1,216	27,494
Green Plains, Inc.	1,031	20,775
Hallador Energy Co.	2,910	16,645
Pacific Ethanol, Inc. *	900	4,995
Resolute Energy Corp. *(a)	2,876	85,388
REX American Resources Corp. *	300	28,149
Ring Energy, Inc. *	5,063	73,363
Uranium Energy Corp. *	12,149	16,765

		473,305

Paper & Forest Products - 0.2%
KapStone Paper and Packaging Corp.	1,003	21,554
Louisiana-Pacific Corp. *	3,784	102,471

		124,025

Personal Products - 0.1%
Natural Health Trends Corp.	639	15,272
USANA Health Sciences, Inc. *	600	34,620

		49,892

Pharmaceuticals - 2.5%
Aclaris Therapeutics, Inc. *	763	19,693
Aerie Pharmaceuticals, Inc. *	3,482	169,225
Amphastar Pharmaceuticals, Inc. *	1,336	23,874
ANI Pharmaceuticals, Inc. *	400	20,996
Aratana Therapeutics, Inc. *	3,238	19,849
Assembly Biosciences, Inc. *	2,308	80,595
Catalent, Inc. *	2,795	111,577
Corcept Therapeutics, Inc. *	8,060	155,558

INVESTMENTS	SHARES	VALUE
Pharmaceuticals - 2.5% (continued)
Dermira, Inc. *	1,305	$35,235
Intersect ENT, Inc. *	1,990	61,989
Medicines Co. (The) *	1,499	55,523
MyoKardia, Inc. *	306	13,112
Nektar Therapeutics *	1,662	39,888
Omeros Corp. *(a)	2,323	50,223
Paratek Pharmaceuticals, Inc. *	1,631	40,938
Phibro Animal Health Corp., Class A	2,245	83,177
Prestige Brands Holdings, Inc. *	1,126	56,401
Reata Pharmaceuticals, Inc., Class A *	1,012	31,473
Supernus Pharmaceuticals, Inc. *	2,833	113,320
Teligent, Inc. *	3,732	25,042
Tetraphase Pharmaceuticals, Inc. *	2,528	17,292
TherapeuticsMD, Inc. *	3,563	18,848
Zogenix, Inc. *	1,716	60,146

		1,303,974

Professional Services - 0.7%
Exponent, Inc.	576	42,566
Insperity, Inc.	534	46,992
Korn/Ferry International	1,543	60,840
Mistras Group, Inc. *	764	15,662
On Assignment, Inc. *	819	43,964
TriNet Group, Inc. *	657	22,088
WageWorks, Inc. *	655	39,759
Willdan Group, Inc. *	2,362	76,671

		348,542

Real Estate Management & Development - 0.4%
HFF, Inc., Class A	1,331	52,654
RE/MAX Holdings, Inc., Class A	1,152	73,210
RMR Group, Inc. (The), Class A	1,492	76,614

		202,478

Road & Rail - 0.6%
ArcBest Corp.	1,021	34,153
Covenant Transportation Group, Inc., Class A *	1,000	28,980
Heartland Express, Inc.	1,825	45,771
Knight-Swift Transportation Holdings, Inc. *	1,521	63,198
Marten Transport Ltd.	1,333	27,393
Saia, Inc. *	1,113	69,729
Werner Enterprises, Inc.	919	33,589

		302,813

Semiconductors & Semiconductor Equipment - 4.6%
Advanced Energy Industries, Inc. *	2,641	213,287
Alpha & Omega Semiconductor Ltd. *	1,934	31,892
Amkor Technology, Inc. *	10,748	113,391
Axcelis Technologies, Inc. *	2,751	75,240
AXT, Inc. *	3,076	28,145
Brooks Automation, Inc.	2,847	86,435
Cabot Microelectronics Corp.	548	43,802
CEVA, Inc. *	875	37,450
Cirrus Logic, Inc. *	3,600	191,952
Diodes, Inc. *	1,023	30,618
Entegris, Inc. *	3,774	108,880
FormFactor, Inc. *	2,760	46,506
Inphi Corp. *	1,646	65,330

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR TM SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Semiconductors & Semiconductor Equipment - 4.6% (continued)
Integrated Device Technology, Inc. *	2,712	$72,085
MACOM Technology Solutions Holdings, Inc. *	3,303	147,347
MaxLinear, Inc. *	5,449	129,414
MKS Instruments, Inc.	2,322	219,313
Monolithic Power Systems, Inc.	2,657	283,103
Nanometrics, Inc. *	818	23,558
Pixelworks, Inc. *	3,913	18,430
Power Integrations, Inc.	424	31,037
Rambus, Inc. *	3,205	42,787
Rudolph Technologies, Inc. *	786	20,672
Semtech Corp. *	1,257	47,200
Silicon Laboratories, Inc. *	586	46,821
Ultra Clean Holdings, Inc. *	5,666	173,493
Xperi Corp.	1,076	27,223

		2,355,411

Software - 4.3%
8x8, Inc. *	4,163	56,200
ACI Worldwide, Inc. *	1,294	29,477
Aspen Technology, Inc. *	2,070	130,017
Barracuda Networks, Inc. *	1,541	37,338
Blackbaud, Inc.	1,257	110,364
BroadSoft, Inc. *(a)	1,139	57,292
Callidus Software, Inc. *	2,014	49,645
CommVault Systems, Inc. *	357	21,706
Ebix, Inc. (a)	1,032	67,338
Ellie Mae, Inc. *	1,769	145,288
Fair Isaac Corp.	880	123,640
Gigamon, Inc. *	1,252	52,772
HubSpot, Inc. *	1,276	107,248
MicroStrategy, Inc., Class A *	200	25,542
Paycom Software, Inc. *	3,573	267,832
Paylocity Holding Corp. *	1,367	66,737
Pegasystems, Inc.	2,743	158,134
Proofpoint, Inc. *	1,840	160,485
PROS Holdings, Inc. *	1,046	25,240
Qualys, Inc. *	988	51,178
RealPage, Inc. *	2,420	96,558
RingCentral, Inc., Class A *	3,371	140,739
Telenav, Inc. *	2,925	18,574
TiVo Corp.	1,667	33,090
Upland Software, Inc. *	2,470	52,265
Varonis Systems, Inc. *	812	34,023
Verint Systems, Inc. *	900	37,665
VirnetX Holding Corp. *	80	312
Zendesk, Inc. *	2,071	60,287

		2,216,986

Specialty Retail - 1.4%
Aaron’s, Inc.	1,849	80,672
Caleres, Inc.	931	28,414
Children’s Place, Inc. (The)	826	97,592
Conn’s, Inc. *(a)	3,131	88,138
Five Below, Inc. *	984	54,002
Lithia Motors, Inc., Class A	369	44,394
Lumber Liquidators Holdings, Inc. *	1,409	54,923
Office Depot, Inc.	9,562	43,411
Party City Holdco, Inc. *(a)	1,551	21,016

INVESTMENTS	SHARES	VALUE
Specialty Retail - 1.4% (continued)
Restoration Hardware Holdings, Inc. *	1,415	$99,503
Select Comfort Corp. *	1,551	48,159
Tile Shop Holdings, Inc.	1,151	14,618
Tilly’s, Inc., Class A	5,051	60,561

		735,403

Technology Hardware, Storage & Peripherals - 0.2%
3D Systems Corp. *(a)	2,501	33,488
Electronics For Imaging, Inc. *	983	41,954
Intevac, Inc. *	2,417	20,424
Super Micro Computer, Inc. *	1,027	22,697

		118,563

Textiles, Apparel & Luxury Goods - 0.2%
Columbia Sportswear Co.	1,013	62,380
Steven Madden Ltd. *	439	19,009

		81,389

Thrifts & Mortgage Finance - 3.1%
Beneficial Bancorp, Inc.	1,856	30,810
BofI Holding, Inc. *(a)	3,235	92,101
Capitol Federal Financial, Inc.	4,102	60,300
Essent Group Ltd. *	4,748	192,294
Federal Agricultural Mortgage Corp., Class C	522	37,970
First Defiance Financial Corp.	725	38,055
HomeStreet, Inc. *	1,444	38,988
Kearny Financial Corp.	3,143	48,245
LendingTree, Inc. *(a)	898	219,516
Meridian Bancorp, Inc.	1,087	20,273
Meta Financial Group, Inc.	1,311	102,782
MGIC Investment Corp. *	12,963	162,426
Nationstar Mortgage Holdings, Inc. *	2,032	37,734
Northwest Bancshares, Inc.	7,532	130,078
Oritani Financial Corp.	2,501	42,017
PennyMac Financial Services, Inc., Class A *	835	14,863
Radian Group, Inc.	3,971	74,218
Walker & Dunlop, Inc. *	1,810	94,717
Washington Federal, Inc.	2,942	98,998
Waterstone Financial, Inc.	2,000	39,000

		1,575,385

Tobacco - 0.1%
Universal Corp.	323	18,508
Vector Group Ltd.	1,580	32,348

		50,856

Trading Companies & Distributors - 0.9%
Aircastle Ltd.	1,474	32,855
Beacon Roofing Supply, Inc. *	1,573	80,616
CAI International, Inc. *	2,868	86,958
DXP Enterprises, Inc. *	1,558	49,061
H&E Equipment Services, Inc.	878	25,638
MRC Global, Inc. *	3,293	57,594
Rush Enterprises, Inc., Class A *	952	44,068
SiteOne Landscape Supply, Inc. *	656	38,114
Triton International Ltd. *	956	31,816

		446,720

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR TM SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Water Utilities - 0.3%
American States Water Co.	486	$23,935
Cadiz, Inc. *	2,241	28,461
Connecticut Water Service, Inc.	635	37,656
Middlesex Water Co.	1,085	42,608

		132,660

Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc. *	2,368	50,604
Shenandoah Telecommunications Co.	2,014	74,921

		125,525

TOTAL COMMON STOCKS (Cost $37,988,290)		48,705,067

EXCHANGE TRADED FUND - 4.0%
iShares Russell 2000 Fund (Cost $1,813,795)	13,868	2,054,960

SHORT-TERM INVESTMENT - 3.1%

Investment Company - 3.1%
Limited Purpose Cash Investment Fund, 0.97% (2)(c)
(Cost $1,606,500)	1,606,661	1,606,500

SECURITIES LENDING COLLATERAL - 6.0%

Investment Companies - 6.0%
Investments in a Pooled Account through Securities Lending Program with Citibank NA
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 0.91% (2)(c)(d)	479,581	479,581
UBS Asset Management Americas, Inc.
1.10% (2)(c)(d)	2,229,249	2,229,249
1.16% (2)(c)(d)	371,542	371,542

TOTAL SECURITIES LENDING COLLATERAL (Cost $3,080,372)		3,080,372

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 108.1% (Cost $44,488,957)		55,446,899

LIABILITIES IN EXCESS OF OTHER ASSETS - (8.1)%		(4,169,402)

NET ASSETS - 100.0%		$51,277,497

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$5,346,963	10.4%
Consumer Staples	1,382,254	2.7
Energy	778,106	1.5
Exchange Traded Fund	2,054,960	4.0
Financials	9,175,909	17.9
Health Care	11,269,560	22.0
Industrials	5,906,198	11.5
Information Technology	10,345,316	20.2
Materials	1,978,410	3.9
Real Estate	1,474,709	2.9
Telecommunication Services	315,400	0.6
Utilities	732,242	1.4
Short-Term Investment	1,606,500	3.1
Securities Lending Collateral	3,080,372	6.0

Total Investments In Securities At Value	55,446,899	108.1
Liabilities in Excess of Other Assets	(4,169,402)	(8.1)

Net Assets	$51,277,497	100.0%

All securities are United States companies, unless noted otherwise in parentheses.

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2017. The total value of securities on loan at September 30, 2017 was $2,987,539.
(b)	Represents less than 0.05% of net assets.
(c)	Represents 7-day effective yield as of September 30, 2017.
(d)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 96.3%

Australia - 3.7%
AGL Energy Ltd.	13,172	$241,873
Amcor Ltd.	28,362	339,220
Aristocrat Leisure Ltd.	10,915	180,289
BHP Billiton plc	55,288	975,612
Commonwealth Bank of Australia	525	31,087
CSL Ltd.	2,954	310,977
Dexus, REIT	12,369	92,302
Fortescue Metals Group Ltd.	43,194	174,925
Insurance Australia Group Ltd.	23,996	120,181
Medibank Pvt Ltd.	36,704	84,213
Qantas Airways Ltd.	35,049	160,536
Ramsay Health Care Ltd.	4,824	236,035
South32 Ltd.	136,113	352,125
Treasury Wine Estates Ltd.	54,769	589,192

		3,888,567

Austria - 0.7%
ANDRITZ AG	2,003	115,761
OMV AG	6,031	351,609
Raiffeisen Bank International AG *	8,448	283,155

		750,525

Belgium - 1.1%
Ageas	9,048	425,561
KBC Group NV	6,207	526,601
Umicore SA	2,521	208,703

		1,160,865

Canada - 3.0%
Alimentation Couche-Tard, Inc., Class B (1)	2,207	100,644
Bank of Montreal (1)	407	30,802
Bank of Nova Scotia (The) (1)	2,986	191,927
Bombardier, Inc., Class B (1)*	35,987	65,182
Canadian National Railway Co. (1)	1,203	99,672
Canadian Tire Corp. Ltd., Class A (1)	467	58,140
CCL Industries, Inc., Class B (1)	5,712	276,410
CGI Group, Inc., Class A (1)*	1,089	56,468
Constellation Software, Inc. (1)	299	163,127
Dollarama, Inc. (1)	2,778	303,971
Gildan Activewear, Inc. (1)	2,257	70,527
International Petroleum Corp. *	3,493	15,180
Jean Coutu Group PJC, Inc. (The), Class A (1)	2,305	44,890
Manulife Financial Corp. (1)	15,362	311,611
Methanex Corp. (1)	780	39,195
Onex Corp. (1)	1,464	112,978
Open Text Corp. (1)	1,890	60,983
Restaurant Brands International, Inc. (1)	5,343	341,370
Royal Bank of Canada (1)	2,512	194,357
Shopify, Inc., Class A (1)*	4,251	494,414
Sun Life Financial, Inc. (1)	3,004	119,630
Thomson Reuters Corp. (1)	671	30,787
Toronto-Dominion Bank (The) (1)	563	31,698

		3,213,963

Chile - 0.0% (a)
Antofagasta plc	3,557	45,309

INVESTMENTS	SHARES	VALUE
China - 0.4%
BOC Hong Kong Holdings Ltd.	89,500	$435,954

Denmark - 1.6%
AP Moller - Maersk A/S, Class B	95	180,886
Chr Hansen Holding A/S	1,123	96,401
Danske Bank A/S	7,538	302,075
Genmab A/S *	1,353	299,209
H Lundbeck A/S	2,591	149,791
ISS A/S	1,327	53,500
Pandora A/S	1,225	121,118
Tryg A/S	11,965	276,647
Vestas Wind Systems A/S	2,208	198,468

		1,678,095

Finland - 1.0%
Kone OYJ, Class B	2,741	145,298
Metso OYJ	1,670	61,290
Neste OYJ	1,101	48,119
Nokian Renkaat OYJ	1,449	64,477
Orion OYJ, Class B	3,268	151,740
Sampo OYJ, Class A	3,563	188,570
Stora Enso OYJ, Class R	7,430	105,099
UPM-Kymmene OYJ	6,976	189,267
Wartsila OYJ Abp	1,183	83,779

		1,037,639

France - 6.2%
Accor SA	917	45,606
Airbus SE	10,257	976,417
AXA SA	6,712	202,918
BNP Paribas SA	10,463	844,111
Capgemini SE	1,863	218,390
Credit Agricole SA	26,078	474,727
Dassault Systemes SE	2,145	217,016
Essilor International SA	726	89,979
Hermes International	304	153,377
Iliad SA	513	136,357
L’Oreal SA	548	116,200
LVMH Moet Hennessy Louis Vuitton SE	1,666	460,544
Orange SA	18,570	304,064
Peugeot SA	2,366	56,323
Renault SA	555	54,533
Safran SA	2,841	290,319
Sanofi	811	80,732
Societe Generale SA	14,482	848,665
TOTAL SA	10,152	545,106
Valeo SA	5,598	415,376

		6,530,760

Germany - 11.0%
adidas AG	4,540	1,028,160
Allianz SE (Registered)	8,607	1,933,019
BASF SE	2,962	315,560
Bayer AG (Registered)	7,312	998,844
Brenntag AG	1,040	57,976
Commerzbank AG *	38,608	526,516
Continental AG	724	183,874
Covestro AG (b)	3,603	310,041
Deutsche Bank AG (Registered)	10,242	177,297

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Germany - 11.0% (continued)
Deutsche Boerse AG	411	$44,622
Deutsche Post AG (Registered)	5,125	228,443
Deutsche Wohnen SE	1,399	59,455
E.ON SE	2,781	31,527
Fraport AG Frankfurt Airport Services Worldwide	312	29,655
Fresenius Medical Care AG & Co. KGaA	459	44,875
Hannover Rueck SE	3,192	384,980
HeidelbergCement AG	1,072	110,319
HOCHTIEF AG	255	43,070
HUGO BOSS AG	369	32,560
Infineon Technologies AG	42,845	1,080,225
KION Group AG	525	50,292
LANXESS AG	1,584	125,090
MAN SE	419	47,299
Merck KGaA	2,500	278,433
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	264	56,503
OSRAM Licht AG	1,230	98,239
RWE AG *	5,913	134,520
SAP SE	12,021	1,318,046
Siemens AG (Registered)	10,247	1,445,948
Symrise AG	675	51,317
thyssenkrupp AG	8,104	240,688
Vonovia SE	1,258	53,575
Zalando SE *(b)	3,246	162,925

		11,683,893

Hong Kong - 2.7%
AIA Group Ltd.	69,200	512,309
ASM Pacific Technology Ltd.	5,100	73,668
CK Asset Holdings Ltd.	7,000	58,193
CK Hutchison Holdings Ltd.	7,000	89,658
CLP Holdings Ltd.	26,000	266,932
Galaxy Entertainment Group Ltd.	41,000	289,848
Henderson Land Development Co. Ltd.	19,965	132,795
Hong Kong Exchanges & Clearing Ltd.	3,200	86,426
I-CABLE Communications Ltd. *	18,585	611
Link REIT	26,000	211,431
MTR Corp. Ltd.	19,500	114,177
PCCW Ltd.	75,000	40,709
Power Assets Holdings Ltd.	4,000	34,720
Sands China Ltd.	45,200	236,401
SJM Holdings Ltd.	47,000	43,177
Sun Hung Kai Properties Ltd.	9,000	146,612
Techtronic Industries Co. Ltd.	14,000	74,943
WH Group Ltd. (b)	251,500	267,848
Wharf Holdings Ltd. (The)	16,000	143,139
Wheelock & Co. Ltd.	9,000	63,530

		2,887,127

Italy - 2.5%
Assicurazioni Generali SpA	6,913	128,936
Atlantia SpA	3,173	100,259
Enel SpA	9,323	56,165
Eni SpA	4,991	82,659
Ferrari NV	3,660	404,973
GEDI Gruppo Editoriale SpA *	1,552	1,376
Intesa Sanpaolo SpA	219,650	777,629

INVESTMENTS	SHARES	VALUE
Italy - 2.5% (continued)
Leonardo SpA	9,430	$176,814
Mediobanca SpA	16,297	175,135
Prysmian SpA	2,292	77,441
Recordati SpA	1,120	51,684
UniCredit SpA *	30,019	640,596

		2,673,667

Japan - 26.1%
Acom Co. Ltd. *	9,400	36,471
Aisin Seiki Co. Ltd.	1,800	94,901
Alps Electric Co. Ltd.	5,800	153,287
ANA Holdings, Inc.	3,200	121,213
Asahi Glass Co. Ltd.	3,300	122,572
Asahi Group Holdings Ltd.	1,400	56,614
Asahi Kasei Corp.	21,000	258,772
Bank of Kyoto Ltd. (The)	1,000	50,900
Benesse Holdings, Inc.	2,100	75,766
Bridgestone Corp.	6,900	313,286
Brother Industries Ltd.	9,000	209,842
Canon, Inc.	5,700	195,060
Chiba Bank Ltd. (The)	15,000	107,423
Coca-Cola Bottlers Japan, Inc.	900	29,151
Daicel Corp.	3,400	40,996
Dai-ichi Life Holdings, Inc.	23,800	426,915
Daiichi Sankyo Co. Ltd.	2,400	54,160
Daikin Industries Ltd.	3,100	313,945
Daito Trust Construction Co. Ltd.	800	145,746
Daiwa House Industry Co. Ltd.	5,900	203,801
DeNA Co. Ltd.	1,400	31,402
Disco Corp.	1,000	203,805
FamilyMart UNY Holdings Co. Ltd.	800	42,146
FANUC Corp.	500	101,377
Fuji Electric Co. Ltd.	6,000	33,292
FUJIFILM Holdings Corp.	2,000	77,703
Fujitsu Ltd.	43,000	320,029
Fukuoka Financial Group, Inc.	12,000	55,508
Hitachi Chemical Co. Ltd.	3,300	90,554
Hitachi Construction Machinery Co. Ltd.	5,300	157,069
Hitachi Ltd.	70,000	493,560
Hoshizaki Corp.	1,200	105,412
Hoya Corp.	6,900	373,144
Idemitsu Kosan Co. Ltd.	10,100	285,445
IHI Corp.	1,900	66,231
Iida Group Holdings Co. Ltd.	2,400	42,814
ITOCHU Corp.	13,100	214,641
Japan Airport Terminal Co. Ltd.	900	32,067
JFE Holdings, Inc.	5,900	115,403
JXTG Holdings, Inc.	13,500	69,609
Kajima Corp.	15,000	149,091
Kaneka Corp.	4,000	31,080
Kansai Electric Power Co., Inc. (The)	9,900	126,715
Keihan Holdings Co. Ltd.	2,600	76,151
Keisei Electric Railway Co. Ltd.	1,900	52,568
Keyence Corp.	1,700	904,175
Kikkoman Corp.	2,300	70,670
Kirin Holdings Co. Ltd.	6,400	150,361
Kobe Steel Ltd.	4,000	45,809
Koito Manufacturing Co. Ltd.	5,000	313,976
Komatsu Ltd.	13,100	370,953

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Japan - 26.1% (continued)
Konami Holdings Corp.	3,000	$144,430
Kose Corp.	600	68,773
Kuraray Co. Ltd.	2,400	44,903
Kyocera Corp.	900	55,859
Lion Corp.	4,900	89,532
M3, Inc.	5,800	165,366
Mabuchi Motor Co. Ltd.	900	45,089
Marubeni Corp.	8,300	56,740
Marui Group Co. Ltd.	3,700	52,966
McDonald’s Holdings Co. Japan Ltd.	700	30,969
Mebuki Financial Group, Inc.	10,100	39,079
MEIJI Holdings Co. Ltd.	1,100	87,107
MINEBEA MITSUMI, Inc.	18,800	294,450
MISUMI Group, Inc.	4,400	115,971
Mitsubishi Chemical Holdings Corp.	29,200	278,392
Mitsubishi Corp.	6,800	158,208
Mitsubishi Electric Corp.	16,200	253,422
Mitsubishi Gas Chemical Co., Inc.	10,600	248,713
Mitsubishi Motors Corp.	20,000	158,347
Mitsubishi Tanabe Pharma Corp.	4,300	98,715
Mitsubishi UFJ Financial Group, Inc.	197,300	1,282,812
Mitsui & Co. Ltd.	2,800	41,415
Mitsui Chemicals, Inc.	2,000	60,835
Mitsui OSK Lines Ltd.	1,300	39,447
Mixi, Inc.	2,100	101,422
MS&AD Insurance Group Holdings, Inc.	1,900	61,230
Murata Manufacturing Co. Ltd.	700	103,053
Nexon Co. Ltd. *	7,900	206,524
NH Foods Ltd.	1,000	27,484
Nidec Corp.	3,700	454,844
Nintendo Co. Ltd.	2,100	774,340
Nippon Electric Glass Co. Ltd.	2,500	96,910
Nippon Express Co. Ltd.	700	45,634
Nippon Paint Holdings Co. Ltd.	4,000	136,077
Nisshin Seifun Group, Inc.	3,800	63,612
Nitori Holdings Co. Ltd.	2,700	386,132
Nitto Denko Corp.	2,200	183,505
Nomura Holdings, Inc.	77,500	434,852
Nomura Research Institute Ltd.	1,650	64,437
NSK Ltd.	17,000	229,518
NTT Data Corp.	12,500	133,763
Obayashi Corp.	15,000	179,917
Obic Co. Ltd.	1,600	100,735
Olympus Corp.	900	30,498
Omron Corp.	3,000	152,977
Oriental Land Co. Ltd.	800	60,992
Otsuka Corp.	1,600	102,617
Otsuka Holdings Co. Ltd.	5,500	218,689
Panasonic Corp.	24,200	351,190
Park24 Co. Ltd.	2,900	70,623
Pola Orbis Holdings, Inc.	1,400	42,333
Recruit Holdings Co. Ltd.	23,000	498,030
Renesas Electronics Corp. *	10,700	116,614
Resona Holdings, Inc.	40,000	205,656
Rinnai Corp.	500	42,830
Rohm Co. Ltd.	3,300	283,169
Ryohin Keikaku Co. Ltd.	500	147,391
Secom Co. Ltd.	700	50,977
Seiko Epson Corp.	5,800	140,452

INVESTMENTS	SHARES	VALUE
Japan - 26.1% (continued)
Sharp Corp. *(c)	8,700	$263,120
Shimadzu Corp.	5,000	98,618
Shimamura Co. Ltd.	300	35,986
Shimano, Inc.	1,100	146,541
Shimizu Corp.	12,000	133,073
Shin-Etsu Chemical Co. Ltd.	6,300	563,850
Shionogi & Co. Ltd.	4,300	235,068
Shiseido Co. Ltd.	7,100	284,157
SMC Corp.	100	35,336
SoftBank Group Corp.	12,600	1,021,813
Sohgo Security Services Co. Ltd.	2,000	91,806
Sompo Holdings, Inc.	2,300	89,630
Sony Corp.	18,700	697,672
Sony Financial Holdings, Inc.	2,900	47,588
Stanley Electric Co. Ltd.	900	30,869
Start Today Co. Ltd.	8,600	272,535
Sumitomo Chemical Co. Ltd.	5,000	31,280
Sumitomo Corp.	5,300	76,306
Sumitomo Heavy Industries Ltd.	4,800	192,668
Sumitomo Mitsui Financial Group, Inc.	7,800	299,826
Suruga Bank Ltd.	3,000	64,739
Suzuki Motor Corp.	9,300	488,111
Sysmex Corp.	2,500	159,728
T&D Holdings, Inc.	20,200	293,049
Taiheiyo Cement Corp.	1,200	46,361
Taisei Corp.	2,600	136,349
Takeda Pharmaceutical Co. Ltd.	8,600	475,545
Teijin Ltd.	1,800	35,512
Terumo Corp.	5,100	200,600
THK Co. Ltd.	3,400	115,969
Toho Gas Co. Ltd.	2,400	70,288
Tokio Marine Holdings, Inc.	1,900	74,361
Tokyo Electron Ltd.	3,500	538,822
Toray Industries, Inc.	5,000	48,517
Tosoh Corp.	13,000	293,438
TOTO Ltd.	3,500	147,506
Toyota Tsusho Corp.	3,100	101,883
Trend Micro, Inc.	2,500	123,165
USS Co. Ltd.	4,900	98,897
West Japan Railway Co.	700	48,666
Yakult Honsha Co. Ltd.	1,400	100,748
Yamaha Corp.	6,000	221,529
Yamaha Motor Co. Ltd.	6,900	206,552
Yamato Holdings Co. Ltd.	2,100	42,420
Yaskawa Electric Corp.	10,200	323,745
Yokogawa Electric Corp.	2,900	49,418

		27,577,808

Luxembourg - 0.6%
ArcelorMittal *	24,066	620,814

Macau - 0.1%
MGM China Holdings Ltd. (c)	16,000	38,399
Wynn Macau Ltd.	25,600	69,235

		107,634

Mexico - 0.1%
Fresnillo plc	7,577	142,768

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Netherlands - 5.3%
ABN AMRO Group NV, CVA (b)	12,366	$370,290
Aegon NV	5,392	31,430
Altice NV, Class A *	13,367	267,820
ASML Holding NV	6,374	1,089,174
EXOR NV	2,559	162,407
ING Groep NV	99,931	1,841,964
Koninklijke DSM NV	1,536	125,746
Koninklijke Philips NV	8,133	335,567
NN Group NV	3,960	165,830
Randstad Holding NV	1,696	104,819
Royal Dutch Shell plc, Class B	26,908	828,393
Wolters Kluwer NV	5,281	244,062

		5,567,502

Norway - 0.6%
DNB ASA	17,192	347,108
Golar LNG Ltd. (3)(d)	70	1,494
Norsk Hydro ASA	41,750	304,641

		653,243

Singapore - 0.4%
DBS Group Holdings Ltd.	10,700	164,717
Genting Singapore plc	58,000	50,154
Global Logistic Properties Ltd.	12,600	30,700
Singapore Telecommunications Ltd.	54,500	148,154
United Overseas Bank Ltd.	2,800	48,624

		442,349

Spain - 5.6%
Aena SME SA (b)	716	129,401
Amadeus IT Group SA	6,461	420,215
Banco Bilbao Vizcaya Argentaria SA	110,337	986,457
Banco de Sabadell SA	119,703	250,244
Banco Santander SA	351,576	2,459,221
Bankia SA	35,473	171,256
CaixaBank SA	169,695	851,785
Ferrovial SA	8,844	194,867
Gas Natural SDG SA	1,448	32,077
Grifols SA	4,872	142,180
Industria de Diseno Textil SA	6,205	233,930
Mapfre SA	24,196	78,845

		5,950,478

Sweden - 4.5%
Assa Abloy AB, Class B	13,086	299,609
Atlas Copco AB, Class A	15,639	663,443
Boliden AB	13,259	449,737
Electrolux AB, Series B	2,915	99,214
Hexagon AB, Class B	1,945	96,488
Industrivarden AB, Class C	1,896	48,097
Investor AB, Class B	8,144	402,918
Kinnevik AB, Class B	2,239	73,145
Lundin Petroleum AB *	2,022	44,308
Nordea Bank AB	45,509	617,886
Sandvik AB	35,619	615,165
Skandinaviska Enskilda Banken AB, Class A	8,740	115,309
Skanska AB, Class B	3,766	87,330
Svenska Handelsbanken AB, Class A	13,049	197,148

INVESTMENTS	SHARES	VALUE
Sweden - 4.5% (continued)
Swedbank AB, Class A	11,274	$312,194
Volvo AB, Class B	32,646	630,330

		4,752,321

Switzerland - 6.1%
ABB Ltd. (Registered)	27,649	683,704
Baloise Holding AG (Registered)	623	98,654
Cie Financiere Richemont SA (Registered)	6,798	622,262
Coca-Cola HBC AG *	2,201	74,523
Credit Suisse Group AG (Registered) *	7,664	121,433
Dufry AG (Registered) *	261	41,487
EMS-Chemie Holding AG (Registered)	460	306,130
Geberit AG (Registered)	528	249,964
Givaudan SA (Registered)	118	256,885
Glencore plc *	177,720	815,737
Julius Baer Group Ltd. *	1,875	111,263
LafargeHolcim Ltd. (Registered) *	5,357	313,625
Lonza Group AG (Registered) *	1,753	460,626
Partners Group Holding AG	1,400	950,457
Schindler Holding AG	238	52,597
Sika AG	37	275,490
STMicroelectronics NV	13,589	263,618
Straumann Holding AG (Registered)	146	93,895
Swatch Group AG (The)	257	107,096
Swiss Life Holding AG (Registered) *	184	64,868
Swiss Re AG	1,402	127,083
Zurich Insurance Group AG	1,007	307,718

		6,399,115

United Kingdom - 12.9%
3i Group plc	5,219	63,897
Admiral Group plc	1,746	42,546
Anglo American plc	24,124	433,711
Ashtead Group plc	4,765	114,951
Associated British Foods plc	839	35,919
AstraZeneca plc	4,402	292,739
Auto Trader Group plc (b)	29,518	155,294
BAE Systems plc	37,113	314,301
Barclays plc	30,109	78,072
Barratt Developments plc	7,602	62,627
British American Tobacco plc	28,247	1,768,369
BT Group plc	11,010	41,876
Bunzl plc	6,811	206,913
CNH Industrial NV	14,972	179,744
Compass Group plc	27,316	579,578
Diageo plc	1,887	62,055
Direct Line Insurance Group plc	42,210	205,778
Experian plc	5,258	105,616
Fiat Chrysler Automobiles NV *	35,383	634,112
GlaxoSmithKline plc	39,536	790,349
HSBC Holdings plc	165,229	1,633,427
Imperial Brands plc	6,505	277,639
Inmarsat plc	6,370	54,976
International Consolidated Airlines Group SA	42,920	342,053
Intertek Group plc	3,758	251,196
ITV plc	51,707	121,144
Kingfisher plc	13,199	52,845
Legal & General Group plc	45,149	157,366

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
United Kingdom - 12.9% (continued)
Marks & Spencer Group plc	8,119	$38,441
Merlin Entertainments plc (b)	9,248	55,192
National Grid plc	30,312	375,431
Persimmon plc	12,600	436,053
Prudential plc	20,491	490,360
Randgold Resources Ltd.	1,577	154,131
Reckitt Benckiser Group plc	5,607	512,301
RELX NV	13,050	277,619
Rio Tinto plc	10,666	496,493
Sage Group plc (The)	32,325	302,719
Smith & Nephew plc	3,009	54,388
SSE plc	1,950	36,489
Standard Chartered plc *	37,014	368,034
Taylor Wimpey plc	76,759	201,181
Vodafone Group plc	255,688	715,975
Whitbread plc	1,309	66,074

		13,639,974

United States - 0.1%
QIAGEN NV *	1,704	53,863

TOTAL COMMON STOCKS (Cost $85,613,971)		101,894,233

SHORT-TERM INVESTMENT - 2.7%

Investment Company - 2.7%
Limited Purpose Cash Investment Fund, 0.97% (e)
(Cost $2,904,842)	2,905,132	2,904,842

SECURITIES LENDING COLLATERAL - 0.3%

Investment Companies - 0.2%
Investments in a Pooled Account through Securities Lending Program with Citibank NA
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares
0.91% (e)(f)	33,612	33,612
UBS Asset Management Americas, Inc.
1.10% (e)(f)	156,237	156,237
1.16% (e)(f)	26,040	26,040

TOTAL INVESTMENT COMPANIES (Cost $215,889)		215,889

	PRINCIPAL AMOUNT
U.S. TREASURY OBLIGATIONS - 0.1%
Investments in a Pooled Account through Securities Lending Program with Citibank NA
U.S. Treasury Bills 0.00%, 12/14/2017 (f)	$1,996	1,996
U.S. Treasury Notes
4.00%, 8/15/2018 (f)	51	51
1.12%, 4/30/2019 (f)	50	50
1.00%, 8/31/2019 (f)	1,603	1,603
2.63%, 8/15/2020 (f)	12,938	12,938
2.13%, 8/15/2021 (f)	35,523	35,523
0.13%, 7/15/2022 (f)	2,681	2,681

INVESTMENTS	PRINCIPAL AMOUNT	VALUE
U.S. TREASURY OBLIGATIONS - 0.1% (continued)
2.00%, 7/31/2022 (f)	$1,428	$1,428

TOTAL U.S. TREASURY OBLIGATIONS (Cost $56,270)		56,270

TOTAL SECURITIES LENDING COLLATERAL (Cost $272,159)		272,159

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 99.3% (Cost $88,790,972)		105,071,234

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7% (g)		694,262

NET ASSETS - 100.0%		$105,765,496

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$13,094,712	12.4%
Consumer Staples	4,962,267	4.7
Energy	2,271,921	2.1
Financials	29,600,092	28.1
Health Care	6,927,419	6.5
Industrials	16,310,915	15.4
Information Technology	12,309,778	11.6
Materials	11,205,186	10.6
Real Estate	1,341,281	1.3
Telecommunication Services	2,463,926	2.3
Utilities	1,406,736	1.3
Short-Term Investment	2,904,842	2.7
Securities Lending Collateral	272,159	0.3

Total Investments In Securities At Value	105,071,234	99.3
Other Assets in Excess of Liabilities (g)	694,262	0.7

Net Assets	$105,765,496	100.0%

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2017 amounted to $1,450,991, which represents approximately 1.37% of net assets of the fund.
(c)	The security or a portion of this security is on loan at September 30, 2017. The total value of securities on loan at September 30, 2017 was $257,617.
(d)	Security fair valued as of September 30, 2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at September 30, 2017 amounted to $1,494, which represents approximately 0.00% of net assets of the fund.
(e)	Represents 7-day effective yield as of September 30, 2017.
(f)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(g)	Includes appreciation/(depreciation) on futures contracts.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).
(3)	Level 3 security (See Note 4).

Abbreviations

CVA - Dutch Certification

OYJ - Public Traded Company

REIT - Real Estate Investment Trust

Futures contracts outstanding as of September 30, 2017:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
MSCI Emerging Markets E-Mini Index	24	12/2017	USD	$2,374,080	$13,443

					$13,443

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at September 30, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMS
Cash	$—	$86,034	$86,034

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR LARGE CAP DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 94.7%

Aerospace & Defense - 4.1%
Boeing Co. (The)	63,882	$16,239,443
General Dynamics Corp.	25,157	5,171,776
Huntington Ingalls Industries, Inc.	1,805	408,724
Lockheed Martin Corp.	22,239	6,900,539
Northrop Grumman Corp.	32,334	9,303,139
Raytheon Co.	46,345	8,647,050
Rockwell Collins, Inc.	3,469	453,433
United Technologies Corp.	24,858	2,885,517

		50,009,621

Air Freight & Logistics - 1.0%
CH Robinson Worldwide, Inc.	25,824	1,965,206
Expeditors International of Washington, Inc.	71,959	4,307,466
FedEx Corp.	4,513	1,018,042
United Parcel Service, Inc., Class B	44,385	5,330,195

		12,620,909

Airlines - 0.5%
Alaska Air Group, Inc.	9,763	744,624
Southwest Airlines Co.	95,059	5,321,403

		6,066,027

Banks - 4.9%
Bank of Hawaii Corp.	17,826	1,485,975
Bank of the Ozarks, Inc.	43,013	2,066,775
BB&T Corp.	37,331	1,752,317
BOK Financial Corp.	12,723	1,133,365
Commerce Bancshares, Inc.	33,191	1,917,444
Cullen/Frost Bankers, Inc.	11,255	1,068,325
East West Bancorp, Inc.	48,904	2,923,481
First Republic Bank	2,157	225,320
JPMorgan Chase & Co.	2,379	227,218
M&T Bank Corp.	49,427	7,959,724
PacWest Bancorp	26,130	1,319,826
People’s United Financial, Inc.	22,078	400,495
PNC Financial Services Group, Inc. (The)	43,562	5,870,851
Signature Bank *	4,728	605,373
SunTrust Banks, Inc.	15,300	914,481
SVB Financial Group *	19,443	3,637,591
TCF Financial Corp.	103,623	1,765,736
US Bancorp	266,016	14,255,798
Wells Fargo & Co.	192,781	10,631,872

		60,161,967

Beverages - 3.7%
Brown-Forman Corp., Class B	30,737	1,669,019
Coca-Cola Co. (The)	378,964	17,057,170
Constellation Brands, Inc., Class A	9,114	1,817,787
Dr Pepper Snapple Group, Inc.	53,145	4,701,738
Monster Beverage Corp. *	58,915	3,255,054
PepsiCo, Inc.	149,462	16,654,551

		45,155,319

Biotechnology - 0.9%
Biogen, Inc. *	4,242	1,328,255
Bioverativ, Inc. *	26,060	1,487,244
Celgene Corp. *	15,326	2,234,838

INVESTMENTS	SHARES	VALUE
Biotechnology - 0.9% (continued)
Regeneron Pharmaceuticals, Inc. *	3,401	$1,520,655
Seattle Genetics, Inc. *	6,034	328,310
United Therapeutics Corp. *	19,374	2,270,439
Vertex Pharmaceuticals, Inc. *	11,076	1,683,995

		10,853,736

Capital Markets - 1.8%
Bank of New York Mellon Corp. (The)	12,985	688,465
BlackRock, Inc.	950	424,735
CBOE Holdings, Inc.	71,379	7,682,522
CME Group, Inc.	50,774	6,889,016
FactSet Research Systems, Inc.	7,520	1,354,427
Franklin Resources, Inc.	32,502	1,446,664
Intercontinental Exchange, Inc.	21,430	1,472,241
MarketAxess Holdings, Inc.	1,172	216,246
SEI Investments Co.	4,398	268,542
T. Rowe Price Group, Inc.	17,938	1,626,080

		22,068,938

Chemicals - 2.0%
Air Products & Chemicals, Inc.	25,689	3,884,690
Ecolab, Inc.	47,935	6,164,920
NewMarket Corp.	4,157	1,769,843
PPG Industries, Inc.	26,741	2,905,677
Praxair, Inc.	7,705	1,076,697
Sherwin-Williams Co. (The)	24,950	8,933,098

		24,734,925

Commercial Services & Supplies - 2.0%
Cintas Corp.	13,680	1,973,750
Clean Harbors, Inc. *	12,491	708,240
Republic Services, Inc.	96,056	6,345,459
Rollins, Inc.	57,620	2,658,587
Waste Management, Inc.	171,188	13,398,885

		25,084,921

Communications Equipment - 1.3%
Arista Networks, Inc. *	17,410	3,301,110
Cisco Systems, Inc.	190,943	6,421,413
F5 Networks, Inc. *	45,301	5,461,489
Harris Corp.	5,457	718,578
Palo Alto Networks, Inc. *	975	140,497

		16,043,087

Construction & Engineering - 0.2%
Jacobs Engineering Group, Inc.	18,908	1,101,769
Quanta Services, Inc. *	41,772	1,561,020

		2,662,789

Consumer Finance - 0.3%
American Express Co.	19,451	1,759,537
Discover Financial Services	22,017	1,419,656
SLM Corp. *	12,784	146,633

		3,325,826

Containers & Packaging - 0.0% (a)
Avery Dennison Corp.	2,810	276,335

Distributors - 0.2%
Genuine Parts Co.	12,315	1,177,930

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR LARGE CAP DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE
Distributors - 0.2% (continued)
Pool Corp.	10,717	$1,159,258

		2,337,188

Diversified Consumer Services - 0.5%
H&R Block, Inc.	236,571	6,264,400

Diversified Telecommunication Services - 1.3%
AT&T, Inc.	214,076	8,385,357
Verizon Communications, Inc.	142,033	7,029,213

		15,414,570

Electric Utilities - 4.9%
Alliant Energy Corp.	9,681	402,439
American Electric Power Co., Inc.	173,939	12,217,475
Duke Energy Corp.	53,406	4,481,832
Edison International	78,435	6,052,829
Eversource Energy	5,106	308,607
Exelon Corp.	40,444	1,523,525
NextEra Energy, Inc.	52,582	7,705,892
OGE Energy Corp.	95,514	3,441,369
PG&E Corp.	129,196	8,796,956
Pinnacle West Capital Corp.	65,840	5,567,430
PPL Corp.	34,422	1,306,315
Southern Co. (The)	89,692	4,407,465
Xcel Energy, Inc.	87,827	4,155,974

		60,368,108

Electrical Equipment - 0.2%
Emerson Electric Co.	8,792	552,489
Rockwell Automation, Inc.	10,199	1,817,564

		2,370,053

Electronic Equipment, Instruments & Components - 0.9%
Amphenol Corp., Class A	19,003	1,608,414
Cognex Corp.	33,232	3,664,825
Dolby Laboratories, Inc., Class A	16,241	934,182
FLIR Systems, Inc.	69,769	2,714,712
IPG Photonics Corp. *	2,054	380,113
National Instruments Corp.	34,094	1,437,744

		10,739,990

Food & Staples Retailing - 3.0%
Casey’s General Stores, Inc.	12,737	1,394,065
Costco Wholesale Corp.	65,328	10,732,737
CVS Health Corp.	8,719	709,029
Sysco Corp.	120,742	6,514,031
Walgreens Boots Alliance, Inc.	35,393	2,733,048
Wal-Mart Stores, Inc.	186,345	14,560,998

		36,643,908

Food Products - 3.0%
Campbell Soup Co.	144,591	6,769,751
Conagra Brands, Inc.	26,569	896,438
Flowers Foods, Inc.	39,906	750,632
General Mills, Inc.	81,358	4,211,090
Hershey Co. (The)	68,713	7,501,398
Hormel Foods Corp. (b)	124,159	3,990,470
Ingredion, Inc.	4,746	572,557
Kellogg Co.	22,182	1,383,491
Kraft Heinz Co. (The)	34,065	2,641,741

INVESTMENTS	SHARES	VALUE
Food Products - 3.0% (continued)
McCormick & Co., Inc. (Non-Voting)	67,964	$6,975,825
Mondelez International, Inc., Class A	20,425	830,481
Tyson Foods, Inc., Class A	2,366	166,685

		36,690,559

Gas Utilities - 0.5%
Atmos Energy Corp.	35,515	2,977,578
UGI Corp.	71,520	3,351,427

		6,329,005

Health Care Equipment & Supplies - 3.7%
Abbott Laboratories	12,102	645,763
ABIOMED, Inc. *	26,384	4,448,343
Align Technology, Inc. *	22,381	4,168,909
Baxter International, Inc.	4,311	270,515
Becton Dickinson and Co.	9,537	1,868,775
Danaher Corp.	37,871	3,248,574
DexCom, Inc. *	23,002	1,125,373
Edwards Lifesciences Corp. *	13,258	1,449,232
IDEXX Laboratories, Inc. *	9,666	1,502,966
Intuitive Surgical, Inc. *	8,933	9,342,846
Medtronic plc	41,707	3,243,553
ResMed, Inc.	33,673	2,591,474
Stryker Corp.	46,469	6,599,527
Varian Medical Systems, Inc. *	41,845	4,187,011
West Pharmaceutical Services, Inc.	9,245	889,924

		45,582,785

Health Care Providers & Services - 3.4%
Aetna, Inc.	16,085	2,557,676
AmerisourceBergen Corp.	14,583	1,206,743
Anthem, Inc.	41,375	7,856,285
Cardinal Health, Inc.	32,787	2,194,106
Cigna Corp.	19,712	3,684,961
Henry Schein, Inc. *	40,442	3,315,840
Humana, Inc.	25,946	6,321,224
UnitedHealth Group, Inc.	77,901	15,256,911

		42,393,746

Health Care Technology - 0.0% (a)
Veeva Systems, Inc., Class A *	7,106	400,849

Hotels, Restaurants & Leisure - 2.8%
Carnival Corp.	28,160	1,818,291
Darden Restaurants, Inc.	49,546	3,903,234
Domino’s Pizza, Inc.	7,900	1,568,545
McDonald’s Corp.	83,404	13,067,739
Starbucks Corp.	171,875	9,231,406
Yum Brands, Inc.	74,360	5,473,640

		35,062,855

Household Durables - 0.2%
Garmin Ltd.	43,475	2,346,346
Tupperware Brands Corp.	7,624	471,315

		2,817,661

Household Products - 3.4%
Church & Dwight Co., Inc.	117,543	5,694,958
Clorox Co. (The)	45,137	5,954,022
Colgate-Palmolive Co.	135,276	9,854,856

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR LARGE CAP DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE
Household Products - 3.4% (continued)
Kimberly-Clark Corp.	25,641	$3,017,433
Procter & Gamble Co. (The)	187,462	17,055,293

		41,576,562

Industrial Conglomerates - 2.1%
3M Co.	74,782	15,696,742
Carlisle Cos., Inc.	1,820	182,527
General Electric Co.	17,888	432,532
Honeywell International, Inc.	69,039	9,785,588

		26,097,389

Insurance - 9.6%
Aflac, Inc.	18,698	1,521,830
Alleghany Corp. *	4,487	2,485,843
Allstate Corp. (The)	174,606	16,048,037
American Financial Group, Inc.	40,838	4,224,691
Aon plc	51,497	7,523,712
Arch Capital Group Ltd. *	38,795	3,821,308
Arthur J Gallagher & Co.	2,692	165,693
Assurant, Inc.	10,450	998,184
Axis Capital Holdings Ltd.	32,076	1,838,276
Chubb Ltd.	92,997	13,256,722
Cincinnati Financial Corp.	3,010	230,476
CNA Financial Corp.	8,681	436,220
Erie Indemnity Co., Class A	2,762	333,014
Everest Re Group Ltd.	40,316	9,207,771
FNF Group	102,565	4,867,735
Markel Corp. *	3,370	3,599,093
Marsh & McLennan Cos., Inc.	94,411	7,912,586
Mercury General Corp.	9,147	518,543
ProAssurance Corp.	13,873	758,159
Progressive Corp. (The)	302,803	14,661,721
RenaissanceRe Holdings Ltd.	21,094	2,850,643
Travelers Cos., Inc. (The)	129,421	15,856,661
Validus Holdings Ltd.	25,539	1,256,774
White Mountains Insurance Group Ltd.	249	213,393
Willis Towers Watson plc	2,742	422,899
WR Berkley Corp.	39,431	2,631,625

		117,641,609

Internet & Direct Marketing Retail - 1.4%
Amazon.com, Inc. *	10,950	10,526,782
Netflix, Inc. *	11,953	2,167,677
Priceline Group, Inc. (The) *	2,189	4,007,665
Wayfair, Inc., Class A *(b)	7,300	492,020

		17,194,144

Internet Software & Services - 1.6%
Alphabet, Inc., Class A *	13,215	12,867,710
Facebook, Inc., Class A *	38,228	6,532,018

		19,399,728

IT Services - 5.8%
Accenture plc, Class A	87,310	11,792,962
Amdocs Ltd.	43,899	2,823,584
Automatic Data Processing, Inc.	82,914	9,064,158
Cognizant Technology Solutions Corp., Class A	12,225	886,802
Fiserv, Inc. *	16,757	2,160,983
Gartner, Inc. *	10,705	1,331,809

INVESTMENTS	SHARES	VALUE
IT Services - 5.8% (continued)
International Business Machines Corp.	35,271	$5,117,117
Jack Henry & Associates, Inc.	33,023	3,394,434
Mastercard, Inc., Class A	90,909	12,836,351
Paychex, Inc.	91,996	5,516,080
Square, Inc., Class A *	34,372	990,257
Teradata Corp. *	37,394	1,263,543
Visa, Inc., Class A	139,388	14,669,193

		71,847,273

Leisure Products - 0.1%
Hasbro, Inc.	13,332	1,302,136

Life Sciences Tools & Services - 0.9%
Illumina, Inc. *	3,968	790,426
Mettler-Toledo International, Inc. *	11,905	7,454,435
Thermo Fisher Scientific, Inc.	7,310	1,383,052
Waters Corp. *	9,483	1,702,388

		11,330,301

Machinery - 0.5%
Cummins, Inc.	9,380	1,576,122
Fortive Corp.	32,796	2,321,629
Illinois Tool Works, Inc.	1,816	268,695
Toro Co. (The)	26,968	1,673,634

		5,840,080

Media - 1.4%
Cable One, Inc.	1,723	1,244,213
Comcast Corp., Class A	92,010	3,540,545
Live Nation Entertainment, Inc. *	23,748	1,034,225
Walt Disney Co. (The)	112,555	11,094,546

		16,913,529

Multi-Utilities - 3.4%
Ameren Corp.	120,682	6,980,247
CenterPoint Energy, Inc.	24,123	704,633
CMS Energy Corp.	21,766	1,008,201
Consolidated Edison, Inc.	75,667	6,104,814
Dominion Energy, Inc.	41,636	3,203,057
DTE Energy Co.	46,410	4,982,578
NiSource, Inc.	62,133	1,589,983
Public Service Enterprise Group, Inc.	178,302	8,246,467
Sempra Energy	27,191	3,103,309
Vectren Corp.	29,455	1,937,255
WEC Energy Group, Inc.	62,261	3,908,746

		41,769,290

Oil, Gas & Consumable Fuels - 0.3%
ConocoPhillips	6,264	313,513
Exxon Mobil Corp.	34,762	2,849,789

		3,163,302

Personal Products - 0.7%
Estee Lauder Cos., Inc. (The), Class A	69,093	7,450,989
Nu Skin Enterprises, Inc., Class A	25,042	1,539,582

		8,990,571

Pharmaceuticals - 3.6%
Bristol-Myers Squibb Co.	59,582	3,797,757
Eli Lilly & Co.	79,228	6,777,163

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR LARGE CAP DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE
Pharmaceuticals - 3.6% (continued)
Johnson & Johnson	130,859	$17,012,979
Merck & Co., Inc.	128,979	8,258,525
Pfizer, Inc.	244,247	8,719,618
Zoetis, Inc.	2,245	143,141

		44,709,183

Professional Services - 0.2%
Equifax, Inc.	3,815	404,352
Robert Half International, Inc.	40,535	2,040,532
Verisk Analytics, Inc. *	4,533	377,100

		2,821,984

Road & Rail - 0.4%
Landstar System, Inc.	28,048	2,794,983
Union Pacific Corp.	19,257	2,233,234

		5,028,217

Semiconductors & Semiconductor Equipment - 2.9%
Analog Devices, Inc.	14,700	1,266,699
Intel Corp.	134,159	5,108,775
Maxim Integrated Products, Inc.	95,197	4,541,849
NVIDIA Corp.	37,663	6,733,014
QUALCOMM, Inc.	7,461	386,778
Skyworks Solutions, Inc.	27,991	2,852,283
Texas Instruments, Inc.	136,792	12,262,035
Xilinx, Inc.	43,525	3,082,876

		36,234,309

Software - 2.8%
Adobe Systems, Inc. *	43,974	6,560,041
ANSYS, Inc. *	11,289	1,385,499
Electronic Arts, Inc. *	20,195	2,384,222
Intuit, Inc.	59,007	8,387,255
Manhattan Associates, Inc. *	8,490	352,929
Microsoft Corp.	155,651	11,594,443
Oracle Corp.	68,257	3,300,226
Synopsys, Inc. *	2,890	232,732

		34,197,347

Specialty Retail - 2.3%
AutoZone, Inc. *	510	303,506
Home Depot, Inc. (The)	61,717	10,094,433
Lowe’s Cos., Inc.	52,939	4,231,944
O’Reilly Automotive, Inc. *	918	197,710
Ross Stores, Inc.	4,859	313,746
TJX Cos., Inc. (The)	88,621	6,534,026
Ulta Beauty, Inc. *	24,770	5,599,506
Williams-Sonoma, Inc.	22,140	1,103,900

		28,378,771

Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.	32,878	5,067,157

Textiles, Apparel & Luxury Goods - 0.4%
Lululemon Athletica, Inc. *	31,685	1,972,391
NIKE, Inc., Class B	48,317	2,505,237

		4,477,628

Thrifts & Mortgage Finance - 0.0% (a)
TFS Financial Corp.	12,974	209,271

INVESTMENTS	SHARES	VALUE
Tobacco - 2.2%
Altria Group, Inc.	216,613	$13,737,597
Philip Morris International, Inc.	116,924	12,979,733

		26,717,330

Trading Companies & Distributors - 0.3%
Fastenal Co.	38,809	1,768,914
MSC Industrial Direct Co., Inc., Class A	2,315	174,945
WW Grainger, Inc.	10,238	1,840,280

		3,784,139

Water Utilities - 0.7%
American Water Works Co., Inc.	76,912	6,222,950
Aqua America, Inc.	54,215	1,799,396

		8,022,346

TOTAL COMMON STOCKS (Cost $949,364,136)		1,165,193,673

SHORT-TERM INVESTMENT - 5.0%

Investment Company - 5.0%
Limited Purpose Cash Investment Fund, 0.97% (2)(c)
(Cost $61,682,043)	61,688,212	61,682,043

SECURITIES LENDING COLLATERAL - 0.1%

Investment Companies - 0.1%
Investments in a Pooled Account through Securities Lending Program with Citibank NA
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 0.91% (2)(c)(d)	111,123	111,123
UBS Asset Management Americas, Inc. 1.10% (2)(c)(d)	516,537	516,537
1.16% (2)(c)(d)	86,090	86,090

TOTAL SECURITIES LENDING COLLATERAL (Cost $713,750)		713,750

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 99.8% (Cost $1,011,759,929)		1,227,589,466

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2% (e)		3,017,618

NET ASSETS - 100.0%		$1,230,607,084

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR LARGE CAP DEFENSIVE STYLE FUND

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$114,748,312	9.3%
Consumer Staples	195,774,248	15.9
Energy	3,163,302	0.3
Financials	203,407,610	16.5
Health Care	155,270,600	12.6
Industrials	142,386,130	11.6
Information Technology	193,528,891	15.7
Materials	25,011,261	2.0
Telecommunication Services	15,414,570	1.3
Utilities	116,488,749	9.5
Short-Term Investment	61,682,043	5.0
Securities Lending Collateral	713,750	0.1

Total Investments In Securities At Value	1,227,589,466	99.8
Other Assets in Excess of Liabilities (e)	3,017,618	0.2

Net Assets	$1,230,607,084	100.0%

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	The security or a portion of this security is on loan at September 30, 2017. The total value of securities on loan at September 30, 2017 was $697,281.
(c)	Represents 7-day effective yield as of September 30, 2017.
(d)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(e)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

Futures contracts outstanding as of September 30, 2017:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index	374	12/2017	USD	$47,051,070	$744,419

					$744,419

USD - United States Dollar

Collateral pledged or received at/(for) the counterparty at September 30, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
GSCO
Cash	$—	$1,095,758	$1,095,758

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR INTERNATIONAL DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 96.1%

Australia - 8.0%
AGL Energy Ltd.	99,826	$1,833,068
Aristocrat Leisure Ltd.	3,419	56,474
Aurizon Holdings Ltd.	114,100	439,695
AusNet Services	94,515	125,418
Australia & New Zealand Banking Group Ltd.	15,115	352,083
BlueScope Steel Ltd.	23,605	203,912
Caltex Australia Ltd.	73,266	1,848,605
CIMIC Group Ltd.	3,710	128,929
Coca-Cola Amatil Ltd.	63,441	385,091
Cochlear Ltd.	8,892	1,112,249
Commonwealth Bank of Australia	6,566	388,794
CSL Ltd.	3,035	319,504
Flight Centre Travel Group Ltd.	31,370	1,110,252
Harvey Norman Holdings Ltd.	6,317	19,268
Medibank Pvt Ltd.	39,354	90,293
Newcrest Mining Ltd.	33,327	548,554
REA Group Ltd.	2,498	131,579
South32 Ltd.	336,298	870,006
Tabcorp Holdings Ltd.	36,300	121,683
Telstra Corp. Ltd.	537,476	1,472,394
Wesfarmers Ltd.	46,969	1,524,780
Westpac Banking Corp.	18,552	466,648
Woodside Petroleum Ltd.	7,291	166,950
Woolworths Ltd.	99,617	1,972,793

		15,689,022

Austria - 0.1%
OMV AG	3,730	217,460

Belgium - 1.3%
Ageas	6,229	292,973
Anheuser-Busch InBev SA/NV	2,115	252,821
Colruyt SA	19,678	1,008,262
Groupe Bruxelles Lambert SA	618	65,052
KBC Group NV	525	44,541
Proximus SADP	21,391	737,431
UCB SA	1,007	71,767

		2,472,847

Canada - 11.9%
Agnico Eagle Mines Ltd. (1)	25,698	1,161,379
Alimentation Couche-Tard, Inc., Class B (1)	5,454	248,714
Bank of Montreal (1)	11,490	869,566
Bank of Nova Scotia (The) (1)	15,971	1,026,547
Barrick Gold Corp. (1)	41,614	669,693
BCE, Inc. (1)	49,662	2,326,781
Cameco Corp. (1)	4,118	39,769
Canadian Imperial Bank of Commerce (1)	10,966	959,454
Canadian National Railway Co. (1)	13,103	1,085,625
Canadian Utilities Ltd., Class A (1)	4,421	137,298
CI Financial Corp. (1)	46,030	1,006,739
Constellation Software, Inc. (1)	221	120,572
Emera, Inc. (1)	2,988	113,174
Empire Co. Ltd., Class A (1)	26,898	475,983
Fortis, Inc. (1)	8,102	290,769
Franco-Nevada Corp. (1)	9,482	734,546

INVESTMENTS	SHARES	VALUE
Canada - 11.9% (continued)
George Weston Ltd. (1)	4,173	$363,371
Goldcorp, Inc. (1)	22,659	294,190
Hydro One Ltd. (1)(a)	51,693	941,266
Imperial Oil Ltd. (1)	19,218	613,929
Intact Financial Corp. (1)	13,650	1,127,554
Kinross Gold Corp. (1)*	156,614	663,986
Loblaw Cos. Ltd. (1)	13,227	721,906
Metro, Inc. (1)	9,075	312,088
Power Financial Corp. (1)	21,884	607,017
Rogers Communications, Inc., Class B (1)	12,913	665,856
Royal Bank of Canada (1)	17,262	1,335,583
Saputo, Inc. (1)	24,465	846,839
Shaw Communications, Inc., Class B (1)	12,674	291,723
Sun Life Financial, Inc. (1)	8,249	328,505
Suncor Energy, Inc. (1)	11,314	396,523
Thomson Reuters Corp. (1)	6,653	305,257
Toronto-Dominion Bank (The) (1)	24,133	1,358,720
Wheaton Precious Metals Corp. (1)	28,869	550,657
Yamana Gold, Inc. (1)	78,148	206,683

		23,198,262

China - 0.2%
BOC Hong Kong Holdings Ltd.	70,500	343,405
Yangzijiang Shipbuilding Holdings Ltd.	38,200	40,379

		383,784

Denmark - 3.0%
Coloplast A/S, Class B	18,395	1,495,625
Danske Bank A/S	3,404	136,411
DONG Energy A/S (a)	10,583	606,642
DSV A/S	12,130	918,920
H Lundbeck A/S	3,267	188,872
ISS A/S	7,507	302,654
Novo Nordisk A/S, Class B	45,948	2,209,121

		5,858,245

Finland - 1.3%
Fortum OYJ	3,366	67,259
Kone OYJ, Class B	11,971	634,574
Neste OYJ	19,491	851,844
Orion OYJ, Class B	11,226	521,248
Sampo OYJ, Class A	8,074	427,312

		2,502,237

France - 6.3%
Aeroports de Paris	2,096	338,829
Airbus SE	1,757	167,258
BNP Paribas SA	4,427	357,152
Bouygues SA	13,306	631,647
Cie Generale des Etablissements Michelin	2,529	368,985
Danone SA	10,330	811,358
Dassault Systemes SE	5,841	590,950
Electricite de France SA	1,824	22,153
Engie SA	69,716	1,183,876
Essilor International SA	289	35,818
Hermes International	2,019	1,018,644
Iliad SA	1,040	276,436
Imerys SA	2,048	185,048
Lagardere SCA	3,911	131,020

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR INTERNATIONAL DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE
France - 6.3% (continued)
L’Oreal SA	8,096	$1,716,705
LVMH Moet Hennessy Louis Vuitton SE	493	136,283
Pernod Ricard SA	898	124,224
Sanofi	3,386	337,065
Societe BIC SA	8,429	1,010,388
Societe Generale SA	3,404	199,479
Sodexo SA	4,294	535,294
Suez	2,973	54,284
Thales SA	5,982	677,464
TOTAL SA	18,359	985,776
Vinci SA	3,641	345,943

		12,242,079

Germany - 4.1%
Allianz SE (Registered)	1,710	384,043
Bayer AG (Registered)	2,729	372,791
Beiersdorf AG	7,238	779,285
Covestro AG (a)	1,095	94,226
Deutsche Post AG (Registered)	5,438	242,395
Fresenius Medical Care AG & Co. KGaA	566	55,336
FUCHS PETROLUB SE (Preference)	692	40,980
Hannover Rueck SE	1,063	128,206
Henkel AG & Co. KGaA (Preference)	3,986	543,063
HUGO BOSS AG	5,497	485,040
Innogy SE (a)	19,108	851,247
MAN SE	18,018	2,033,949
Merck KGaA	458	51,009
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	2,586	553,471
SAP SE	6,643	728,373
Schaeffler AG (Preference)	5,743	92,666
Siemens AG (Registered)	2,993	422,340
TUI AG	6,141	104,209

		7,962,629

Hong Kong - 4.2%
CK Hutchison Holdings Ltd.	64,500	826,135
CLP Holdings Ltd.	131,000	1,344,927
Galaxy Entertainment Group Ltd.	107,000	756,431
Hang Seng Bank Ltd.	16,800	410,721
HK Electric Investments & HK Electric Investments Ltd. (b)	636,000	580,390
HKT Trust & HKT Ltd.	149,000	181,076
Hong Kong & China Gas Co. Ltd.	615,014	1,158,889
MTR Corp. Ltd.	212,500	1,244,234
Power Assets Holdings Ltd.	89,000	772,528
SJM Holdings Ltd.	538,000	494,236
WH Group Ltd. (a)	183,500	195,428
Yue Yuen Industrial Holdings Ltd.	51,500	196,499

		8,161,494

Italy - 0.3%
Enel SpA	89,661	540,146

Japan - 27.4%
ABC-Mart, Inc.	7,900	417,298
Acom Co. Ltd. *	33,800	131,141
Ajinomoto Co., Inc.	7,100	138,554
Amada Holdings Co. Ltd.	2,000	21,959

INVESTMENTS	SHARES	VALUE
Japan - 27.4% (continued)
ANA Holdings, Inc.	4,900	$185,607
Asahi Glass Co. Ltd.	800	29,715
Asahi Group Holdings Ltd.	7,500	303,290
Asics Corp.	1,900	28,338
Astellas Pharma, Inc.	116,000	1,476,395
Bandai Namco Holdings, Inc.	21,600	742,064
Benesse Holdings, Inc.	8,800	317,495
Bridgestone Corp.	19,100	867,211
Brother Industries Ltd.	12,300	286,784
Calbee, Inc.	20,300	712,965
Canon, Inc.	26,200	896,590
Central Japan Railway Co.	2,500	438,724
Chubu Electric Power Co., Inc.	8,300	103,151
Chugai Pharmaceutical Co. Ltd.	8,400	349,072
Coca-Cola Bottlers Japan, Inc.	15,200	492,323
Daiichi Sankyo Co. Ltd.	10,200	230,180
East Japan Railway Co.	4,300	396,926
Eisai Co. Ltd.	3,800	195,141
FANUC Corp.	1,200	243,304
Fast Retailing Co. Ltd.	800	235,964
FUJIFILM Holdings Corp.	3,100	120,439
Fujitsu Ltd.	15,000	111,638
Hakuhodo DY Holdings, Inc.	52,200	687,287
Hirose Electric Co. Ltd.	700	98,566
Hisamitsu Pharmaceutical Co., Inc.	13,500	648,769
Hitachi Chemical Co. Ltd.	11,400	312,823
Hitachi Ltd.	55,000	387,797
Hitachi Metals Ltd.	27,500	383,235
Hoshizaki Corp.	5,100	448,001
Hoya Corp.	12,600	681,393
ITOCHU Corp.	14,300	234,302
Japan Airlines Co. Ltd.	32,800	1,110,323
Japan Airport Terminal Co. Ltd.	7,200	256,534
Japan Post Bank Co. Ltd.	2,600	32,132
Japan Tobacco, Inc.	14,700	481,733
Kajima Corp.	74,000	735,517
Kamigumi Co. Ltd.	29,000	671,863
Kao Corp.	8,400	494,536
KDDI Corp.	60,400	1,592,143
Kikkoman Corp.	5,000	153,629
Kirin Holdings Co. Ltd.	14,400	338,312
Komatsu Ltd.	7,000	198,219
Konica Minolta, Inc.	18,100	148,713
Kose Corp.	5,800	664,809
Kuraray Co. Ltd.	1,300	24,323
Kurita Water Industries Ltd.	8,500	245,651
Kyushu Railway Co.	23,000	684,203
Lawson, Inc.	4,100	271,501
M3, Inc.	5,800	165,366
Makita Corp.	8,800	355,174
Marubeni Corp.	5,600	38,283
Mazda Motor Corp.	14,800	226,735
McDonald’s Holdings Co. Japan Ltd.	6,100	269,874
MEIJI Holdings Co. Ltd.	3,800	300,916
Mitsubishi Electric Corp.	14,000	219,007
Mitsubishi Motors Corp.	11,000	87,091
Mitsubishi Tanabe Pharma Corp.	39,700	911,394
Mitsubishi UFJ Financial Group, Inc.	19,600	127,436
Mitsui & Co. Ltd.	7,900	116,848

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR INTERNATIONAL DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE
Japan - 27.4% (continued)
Mixi, Inc.	3,300	$159,377
Mizuho Financial Group, Inc.	183,700	322,033
Murata Manufacturing Co. Ltd.	400	58,887
Nabtesco Corp.	3,200	119,062
Nexon Co. Ltd. *	53,900	1,409,070
NH Foods Ltd.	5,000	137,420
Nidec Corp.	600	73,759
Nikon Corp.	7,500	130,060
Nippon Express Co. Ltd.	6,100	397,672
Nippon Paint Holdings Co. Ltd.	1,100	37,421
Nippon Telegraph & Telephone Corp.	32,100	1,470,845
Nissan Motor Co. Ltd.	10,900	107,982
Nisshin Seifun Group, Inc.	8,400	140,615
Nissin Foods Holdings Co. Ltd.	8,800	534,692
Nitori Holdings Co. Ltd.	1,900	271,722
Nitto Denko Corp.	6,900	575,538
Nomura Research Institute Ltd.	1,287	50,261
Obayashi Corp.	45,600	546,947
Omron Corp.	26,900	1,371,696
Oracle Corp. Japan	15,800	1,241,912
Oriental Land Co. Ltd.	9,100	693,781
ORIX Corp.	11,800	190,502
Osaka Gas Co. Ltd.	71,200	1,323,355
Otsuka Corp.	11,100	711,905
Otsuka Holdings Co. Ltd.	8,700	345,926
Pola Orbis Holdings, Inc.	18,500	559,398
Recruit Holdings Co. Ltd.	96,600	2,091,726
Rinnai Corp.	600	51,395
Sankyo Co. Ltd.	1,500	47,863
Secom Co. Ltd.	600	43,695
Seven & i Holdings Co. Ltd.	14,600	564,063
Seven Bank Ltd.	58,400	211,040
Shimamura Co. Ltd.	5,200	623,765
Shimizu Corp.	23,000	255,056
Shionogi & Co. Ltd.	11,100	606,803
SMC Corp.	100	35,336
Start Today Co. Ltd.	11,600	367,606
Subaru Corp.	23,500	847,578
Sumitomo Corp.	7,900	113,740
Sumitomo Dainippon Pharma Co. Ltd.	51,400	669,592
Sumitomo Mitsui Financial Group, Inc.	15,000	576,588
Sumitomo Rubber Industries Ltd.	1,800	33,037
Sundrug Co. Ltd.	17,500	725,189
Suntory Beverage & Food Ltd.	9,400	418,125
Suzuki Motor Corp.	8,400	440,875
Sysmex Corp.	12,400	792,249
Taisei Corp.	12,400	650,279
Takeda Pharmaceutical Co. Ltd.	3,300	182,477
Toho Gas Co. Ltd.	23,000	673,593
Tohoku Electric Power Co., Inc.	2,200	27,994
Tokyo Electron Ltd.	1,000	153,949
Tokyo Gas Co. Ltd.	55,600	1,361,563
TOTO Ltd.	1,500	63,217
Toyo Suisan Kaisha Ltd.	24,300	892,749
Trend Micro, Inc.	14,100	694,651
Tsuruha Holdings, Inc.	3,800	454,350
Unicharm Corp.	1,200	27,486
USS Co. Ltd.	1,600	32,293
West Japan Railway Co.	4,900	340,660

INVESTMENTS	SHARES	VALUE
Japan - 27.4% (continued)
Yakult Honsha Co. Ltd.	3,900	$280,657
Yamada Denki Co. Ltd.	7,900	43,198
Yamato Holdings Co. Ltd.	10,700	216,139
Yamazaki Baking Co. Ltd.	23,400	422,364
Yokogawa Electric Corp.	4,600	78,387

		53,369,871

Luxembourg - 0.0% (c)
Millicom International Cellular SA, SDR	905	59,784

Netherlands - 1.0%
Gemalto NV	1,165	52,067
Heineken NV	2,163	214,034
Koninklijke Ahold Delhaize NV	49,943	933,167
Koninklijke Vopak NV	2,529	110,907
Randstad Holding NV	7,199	444,925
Royal Dutch Shell plc, Class B	8,717	268,362

		2,023,462

Norway - 1.9%
Gjensidige Forsikring ASA	16,603	289,210
Marine Harvest ASA *	30,053	594,389
Norsk Hydro ASA	15,187	110,816
Orkla ASA	76,822	788,323
Schibsted ASA, Class A	10,064	259,448
Telenor ASA	69,894	1,480,674
Yara International ASA	3,176	142,415

		3,665,275

Portugal - 0.2%
EDP - Energias de Portugal SA	93,887	354,020
Jeronimo Martins SGPS SA	2,999	59,197

		413,217

Singapore - 3.7%
ComfortDelGro Corp. Ltd.	212,700	326,846
DBS Group Holdings Ltd.	76,600	1,179,186
Oversea-Chinese Banking Corp. Ltd.	139,800	1,152,827
SATS Ltd.	62,100	211,353
Singapore Airlines Ltd.	103,300	765,985
Singapore Telecommunications Ltd.	560,800	1,524,493
StarHub Ltd.	346,900	666,059
United Overseas Bank Ltd.	60,000	1,041,946
Wilmar International Ltd.	122,300	287,390

		7,156,085

South Africa - 0.4%
Mondi plc	26,110	701,972

Spain - 1.5%
Endesa SA	38,485	868,415
Iberdrola SA	131,907	1,025,660
Industria de Diseno Textil SA	17,691	666,955
Mapfre SA	65,467	213,330
Red Electrica Corp. SA	6,913	145,412

		2,919,772

Sweden - 4.6%
Assa Abloy AB, Class B	1,062	24,315
Atlas Copco AB, Class A	8,031	340,694

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR INTERNATIONAL DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE
Sweden - 4.6% (continued)
Boliden AB	1,762	$59,766
Essity AB, Class B *	17,630	480,665
Getinge AB, Class B	4,954	93,007
Hennes & Mauritz AB, Class B	52,382	1,360,688
ICA Gruppen AB(b)	19,296	725,900
Investor AB, Class B	23,812	1,178,080
L E Lundbergforetagen AB, Class B	3,430	274,461
Nordea Bank AB	27,239	369,830
Sandvik AB	2,220	38,341
Skanska AB, Class B	20,222	468,931
SKF AB, Class B	5,941	129,707
Svenska Handelsbanken AB, Class A	2,802	42,333
Swedbank AB, Class A	854	23,649
Swedish Match AB	36,094	1,267,672
Tele2 AB, Class B	33,841	387,788
Telefonaktiebolaget LM Ericsson, Class B	28,405	163,757
Telia Co. AB	206,738	974,861
Volvo AB, Class B	28,527	550,801

		8,955,246

Switzerland - 4.8%
ABB Ltd. (Registered)	11,056	273,393
Adecco Group AG (Registered) *	1,995	155,419
Chocoladefabriken Lindt & Spruengli AG	9	51,339
Coca-Cola HBC AG *	25,235	854,426
Ferguson plc	3,514	230,551
Kuehne + Nagel International AG (Registered)	6,770	1,254,486
Nestle SA (Registered)	21,363	1,793,237
Novartis AG (Registered)	10,829	928,857
Roche Holding AG	4,873	1,245,637
Schindler Holding AG	1,572	347,406
SGS SA (Registered)	108	259,338
Sika AG	24	178,696
Sonova Holding AG (Registered)	2,981	505,983
Swatch Group AG (The)	142	59,174
Swiss Re AG	6,636	601,516
Swisscom AG (Registered)	694	355,818
Zurich Insurance Group AG	638	194,960

		9,290,236

United Kingdom - 9.9%
Admiral Group plc	20,048	488,520
Associated British Foods plc	31,583	1,352,122
AstraZeneca plc	10,504	698,531
BAE Systems plc	47,484	402,130
BP plc	15,556	99,652
British American Tobacco plc	7,846	491,189
BT Group plc	342,449	1,302,503
Bunzl plc	3,697	112,312
Burberry Group plc	26,496	625,612
Centrica plc	324,728	813,886
Compass Group plc	12,485	264,901
Diageo plc	26,783	880,773
Direct Line Insurance Group plc	120,945	589,618
Dixons Carphone plc	7,700	19,965
easyJet plc	8,422	137,436
GKN plc	10,759	49,853

INVESTMENTS	SHARES	VALUE
United Kingdom - 9.9% (continued)
GlaxoSmithKline plc	23,655	$472,878
HSBC Holdings plc	89,959	889,320
Imperial Brands plc	11,065	472,263
International Consolidated Airlines Group SA	4,841	38,581
ITV plc	43,737	102,472
J Sainsbury plc	12,622	40,243
Kingfisher plc	113,011	452,460
Marks & Spencer Group plc	41,185	194,998
National Grid plc	133,023	1,647,564
Next plc	481	33,907
Pearson plc	116,359	954,213
Reckitt Benckiser Group plc	11,569	1,057,037
Royal Mail plc	197,122	1,014,999
Sage Group plc (The)	17,119	160,317
Smith & Nephew plc	51,219	925,794
SSE plc	44,544	833,514
Tate & Lyle plc	21,446	186,220
Travis Perkins plc	2,417	46,915
Unilever NV, CVA	5,592	330,548
United Utilities Group plc	2,762	31,626
Vodafone Group plc	129,785	363,423
Whitbread plc	1,298	65,518
WPP plc	40,152	745,064

		19,388,877

United States - 0.0% (c)
Shire plc	1,638	83,430

TOTAL COMMON STOCKS (Cost $167,210,252)		187,255,432

SHORT-TERM INVESTMENT - 3.1%

Investment Company - 3.1%
Limited Purpose Cash Investment Fund, 0.97% (d)
(Cost $6,024,208)	6,024,811	6,024,208

SECURITIES LENDING COLLATERAL - 0.6%

Investment Companies - 0.6%
Investments in a Pooled Account through Securities Lending Program with Citibank NA BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares
0.91% (d)(e)	192,159	192,159
UBS Asset Management Americas, Inc.
1.10% (d)(e)	893,217	893,217
1.16% (d)(e)	148,869	148,869

TOTAL INVESTMENT COMPANIES (Cost $1,234,245)		1,234,245

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR INTERNATIONAL DEFENSIVE STYLE FUND

INVESTMENTS	PRINCIPAL AMOUNT	VALUE
U.S. TREASURY OBLIGATION - 0.0% (c)
Investments in a Pooled Account through Securities Lending Program with Citibank NA U.S. Treasury Bonds, 3.00%, 11/15/2044 (e)
(Cost $52)	$52	$52

TOTAL SECURITIES LENDING COLLATERAL (Cost $1,234,297)		1,234,297

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 99.8% (Cost $174,468,757)		194,513,937

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2% (f)		394,706

NET ASSETS - 100.0%		$194,908,643

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$19,476,027	10.0%
Consumer Staples	34,652,522	17.8
Energy	5,599,776	2.9
Financials	23,685,185	12.2
Health Care	18,979,278	9.7
Industrials	30,643,668	15.7
Information Technology	9,796,659	5.0
Materials	8,750,865	4.5
Telecommunication Services	15,838,364	8.1
Utilities	19,833,088	10.2
Short-Term Investment	6,024,208	3.1
Securities Lending Collateral	1,234,297	0.6

Total Investments In Securities At Value	194,513,937	99.8
Other Assets in Excess of Liabilities (f)	394,706	0.2

Net Assets	$194,908,643	100.0%

*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2017 amounted to $2,688,809, which represents approximately 1.38% of net assets of the fund.
(b)	The security or a portion of this security is on loan at September 30, 2017. The total value of securities on loan at September 30, 2017 was $1,173,876.
(c)	Represents less than 0.05% of net assets.
(d)	Represents 7-day effective yield as of September 30, 2017.
(e)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(f)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

Abbreviations

CVA - Dutch Certification

OYJ - Public Traded Company

Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

SCA - Limited partnership with share capital

SDR - Swedish Depositary Receipt

Futures contracts outstanding as of September 30, 2017:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
MSCI Emerging Markets E-Mini Index	58	12/2017	USD	$5,737,360	$34,834

					$34,834

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at September 30, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMS
Cash	$—	$204,261	$204,261

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR EMERGING DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 95.2%

Brazil - 4.6%
Ambev SA, ADR (1)	91,801	$604,969
BB Seguridade Participacoes SA (1)	9,700	87,287
Centrais Eletricas Brasileiras SA (1) *	6,200	38,584
Engie Brasil Energia SA (1)	29,900	344,962
Equatorial Energia SA (1)	2,700	52,318
Localiza Rent a Car SA (1) *	15,130	276,311
Lojas Renner SA (1)*	3,300	37,510
Natura Cosmeticos SA (1)	2,700	26,683
Odontoprev SA (1)	138,000	666,656
Qualicorp SA (1)	6,100	72,264
Raia Drogasil SA (1) *	3,900	92,317
Sul America SA (1)	10,100	56,924
Telefonica Brasil SA, ADR (1)	3,051	48,328
TIM Participacoes SA, ADR (1)	16,843	307,890
Ultrapar Participacoes SA (1)	6,000	143,220
WEG SA (1)	34,580	234,308

		3,090,531

Chile - 5.1%
Aguas Andinas SA, Class A (1)	960,047	610,827
Banco de Chile (1)	5,728,636	873,817
Banco Santander Chile, ADR (1)	3,574	106,184
Cia Cervecerias Unidas SA, ADR (1)	9,687	260,871
Empresas COPEC SA (1)	6,440	84,320
Enel Americas SA, ADR (1)	31,377	320,673
Enel Chile SA, ADR (1)	21,897	131,382
Enel Generacion Chile SA, ADR (1)	9,324	245,781
SACI Falabella (1)	73,453	716,329
Sociedad Quimica y Minera de Chile SA, ADR (1)	1,252	69,686

		3,419,870

China - 12.2%
Agricultural Bank of China Ltd., Class H	832,000	374,525
ANTA Sports Products Ltd.	87,000	366,778
Bank of China Ltd., Class H	677,000	336,282
Bank of Communications Co. Ltd., Class H	158,000	115,975
Beijing Capital International Airport Co. Ltd., Class H	98,000	146,274
China Communications Services Corp. Ltd., Class H	1,004,000	518,357
China Construction Bank Corp., Class H	672,000	561,424
China Everbright Bank Co. Ltd., Class H	97,000	44,923
China Huishan Dairy Holdings Co. Ltd. (3)*(a)	700,000	1
China Merchants Bank Co. Ltd., Class H	26,000	92,067
China Mobile Ltd.	90,000	913,676
China Petroleum & Chemical Corp., Class H	364,000	274,340
China Resources Beer Holdings Co. Ltd.	8,000	21,705
China Resources Gas Group Ltd.	92,000	321,142
China Resources Power Holdings Co. Ltd.	14,000	25,356
China Telecom Corp. Ltd., Class H	938,000	482,590
China Unicom Hong Kong Ltd. *	38,000	53,127
CSPC Pharmaceutical Group Ltd.	384,000	645,350
ENN Energy Holdings Ltd.	38,000	275,296
Great Wall Motor Co. Ltd., Class H	55,500	68,690
Guangdong Investment Ltd.	510,000	728,236
Haitian International Holdings Ltd.	54,000	155,393

INVESTMENTS	SHARES	VALUE
China - 12.2% (continued)
Hengan International Group Co. Ltd.	14,500	$134,470
HengTen Networks Group Ltd. *(b)	3,352,000	125,120
Industrial & Commercial Bank of China Ltd., Class H	735,000	549,420
Jiangsu Expressway Co. Ltd., Class H	170,000	261,070
People’s Insurance Co. Group of China Ltd. (The), Class H	55,000	24,683
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	40,000	28,440
Shenzhou International Group Holdings Ltd.	11,000	86,266
Sinopec Engineering Group Co. Ltd., Class H	67,500	59,648
Tencent Holdings Ltd.	1,600	69,953
Tsingtao Brewery Co. Ltd., Class H	36,000	138,335
Want Want China Holdings Ltd.	278,000	195,867
Zhuzhou CRRC Times Electric Co. Ltd., Class H	10,000	56,130

		8,250,909

Hong Kong - 1.7%
China Gas Holdings Ltd.	30,000	90,041
Haier Electronics Group Co. Ltd. *	95,000	232,522
Sino Biopharmaceutical Ltd.	547,000	579,511
Sun Art Retail Group Ltd.	281,000	261,763

		1,163,837

India - 7.8%
Axis Bank Ltd., GDR (c)	6,212	240,008
Dr Reddy’s Laboratories Ltd., ADR (1)	14,370	512,722
ICICI Bank Ltd., ADR (1)	44,195	378,309
Infosys Ltd., ADR (1)	60,685	885,394
Larsen & Toubro Ltd., GDR (c)	21,306	376,303
Reliance Industries Ltd., GDR (d)	40,326	962,814
State Bank of India, GDR (c)	11,325	435,952
Tata Motors Ltd., ADR (1)*	14,262	445,973
Wipro Ltd., ADR (1)	174,400	990,592

		5,228,067

Indonesia - 2.8%
Bank Central Asia Tbk. PT	119,600	180,349
Hanjaya Mandala Sampoerna Tbk. PT	1,327,700	380,852
Indofood CBP Sukses Makmur Tbk. PT	38,500	24,959
Kalbe Farma Tbk. PT	2,949,500	364,925
Semen Indonesia Persero Tbk. PT	43,000	32,359
Telekomunikasi Indonesia Persero Tbk. PT	1,102,600	383,462
Unilever Indonesia Tbk. PT	153,200	557,171

		1,924,077

Malaysia - 7.7%
British American Tobacco Malaysia Bhd.	15,500	160,536
DiGi.Com Bhd.	435,400	505,471
IHH Healthcare Bhd.	180,400	245,698
Kuala Lumpur Kepong Bhd.	26,100	151,823
Malayan Banking Bhd.	311,500	703,540
Maxis Bhd.	126,400	173,709
MISC Bhd.	48,800	84,482
Petronas Chemicals Group Bhd.	68,200	117,808
Petronas Gas Bhd.	147,800	627,532
Public Bank Bhd.	197,100	954,458
Telekom Malaysia Bhd.	323,700	498,756

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR EMERGING DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE
Malaysia - 7.7% (continued)
Tenaga Nasional Bhd.	106,100	$360,033
Westports Holdings Bhd.	660,700	596,813

		5,180,659

Mexico - 5.7%
America Movil SAB de CV, Class L, ADR (1)	2,082	36,956
Arca Continental SAB de CV (1)	71,200	486,709
Coca-Cola Femsa SAB de CV, ADR (1)	2,295	177,013
Fomento Economico Mexicano SAB de CV, ADR (1)	2,772	264,809
Gentera SAB de CV (1)	90,600	146,821
Gruma SAB de CV, Class B (1)	28,310	413,892
Grupo Aeroportuario del Pacifico SAB de CV, ADR (1)	5,821	596,827
Grupo Aeroportuario del Sureste SAB de CV, ADR (1)	1,979	377,633
Grupo Bimbo SAB de CV, Series A (1)	53,400	128,940
Grupo Lala SAB de CV (1)	143,900	243,389
Kimberly-Clark de Mexico SAB de CV, Class A (1)	18,000	36,623
Wal-Mart de Mexico SAB de CV (1)	403,900	924,911

		3,834,523

Philippines - 0.8%
Bank of the Philippine Islands	226,000	442,691
BDO Unibank, Inc.	17,100	44,042
Jollibee Foods Corp.	5,120	24,573
Universal Robina Corp.	19,220	57,894

		569,200

Poland - 3.3%
Bank Pekao SA	10,096	354,508
Bank Zachodni WBK SA	2,955	283,116
Eurocash SA	9,132	96,766
Jastrzebska Spolka Weglowa SA *	4,443	117,571
LPP SA	162	362,881
PGE Polska Grupa Energetyczna SA *	69,490	253,456
Polski Koncern Naftowy ORLEN SA	9,987	333,230
Polskie Gornictwo Naftowe i Gazownictwo SA	30,228	56,284
Powszechna Kasa Oszczednosci Bank Polski SA *	4,356	42,230
Powszechny Zaklad Ubezpieczen SA	23,945	302,208

		2,202,250

Russia - 0.7%
Mobile TeleSystems PJSC, ADR (1)	6,586	68,758
PhosAgro PJSC, GDR (c)	5,439	77,546
Severstal PJSC, GDR (c)	20,460	306,229

		452,533

South Africa - 6.2%
Bidvest Group Ltd. (The)	22,037	281,042
Capitec Bank Holdings Ltd.	5,945	377,143
Coronation Fund Managers Ltd.	6,963	34,675
Mondi Ltd.	10,770	287,792
Mr Price Group Ltd.	18,914	251,540
Nedbank Group Ltd.	2,862	42,823
Netcare Ltd.	80,072	141,205

INVESTMENTS	SHARES	VALUE
South Africa - 6.2% (continued)
Pick n Pay Stores Ltd.	129,535	$551,228
Pioneer Foods Group Ltd.	1,933	16,125
RMB Holdings Ltd.	75,209	352,534
Shoprite Holdings Ltd.	19,349	295,722
SPAR Group Ltd. (The)	13,671	168,820
Standard Bank Group Ltd.	2,577	30,065
Telkom SA SOC Ltd.	11,944	52,323
Tiger Brands Ltd.	11,828	329,770
Truworths International Ltd.	13,872	79,096
Vodacom Group Ltd.	74,383	884,885

		4,176,788

South Korea - 14.0%
Amorepacific Corp.	476	108,054
BGF retail Co. Ltd.	4,904	356,261
Celltrion, Inc. *	223	27,706
Cheil Worldwide, Inc.	8,801	140,084
CJ Logistics Corp. *	192	27,446
Coway Co. Ltd.	2,627	215,939
Dongbu Insurance Co. Ltd.	9,486	606,047
Hanmi Science Co. Ltd. *	739	59,450
Hanon Systems	34,155	376,681
Hanssem Co. Ltd.	1,389	183,917
Hanwha Life Insurance Co. Ltd.	15,054	90,179
Hyundai Engineering & Construction Co. Ltd.	2,835	95,262
Hyundai Glovis Co. Ltd.	2,099	271,681
Hyundai Marine & Fire Insurance Co. Ltd.	11,393	451,856
Hyundai Mobis Co. Ltd.	689	144,661
Kangwon Land, Inc.	11,440	350,020
KEPCO Plant Service & Engineering Co. Ltd.	1,770	64,192
Kia Motors Corp.	10,074	278,715
KT Corp.	1,517	38,675
KT&G Corp.	4,734	436,857
LG Chem Ltd.	1,339	460,016
LG Household & Health Care Ltd.	140	114,570
LG Uplus Corp.	27,611	322,379
NAVER Corp.	728	474,970
NCSoft Corp.	838	340,693
Ottogi Corp.	45	28,873
S-1 Corp.	8,200	639,891
Samsung Biologics Co. Ltd. *(d)	1,180	349,161
Samsung Electronics Co. Ltd.	442	994,599
Samsung Fire & Marine Insurance Co. Ltd.	1,141	279,614
Samsung Life Insurance Co. Ltd.	2,063	203,921
Samsung SDS Co. Ltd.	2,010	296,822
SK Hynix, Inc.	3,500	255,256
SK Telecom Co. Ltd.	1,673	373,294

		9,457,742

Taiwan - 12.8%
Advantech Co. Ltd.	32,998	235,568
Asustek Computer, Inc.	32,000	263,706
Chang Hwa Commercial Bank Ltd.	630,126	341,104
Cheng Shin Rubber Industry Co. Ltd.	16,000	32,057
Chunghwa Telecom Co. Ltd.	262,600	904,639
Delta Electronics, Inc.	10,000	51,595
E.Sun Financial Holding Co. Ltd.	159,501	95,325
Far EasTone Telecommunications Co. Ltd.	370,000	880,290

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR EMERGING DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE
Taiwan - 12.8% (continued)
Feng TAY Enterprise Co. Ltd.	19,040	$86,797
First Financial Holding Co. Ltd.	1,162,915	746,906
Formosa Petrochemical Corp.	121,000	417,950
Hon Hai Precision Industry Co. Ltd.	44,583	154,833
Hua Nan Financial Holdings Co. Ltd.	569,874	309,490
Lite-On Technology Corp.	31,023	44,439
MediaTek, Inc.	3,000	28,230
Mega Financial Holding Co. Ltd.	518,000	405,462
Micro-Star International Co. Ltd.	80,000	172,557
Nien Made Enterprise Co. Ltd.	26,000	266,985
Novatek Microelectronics Corp.	22,000	82,873
OBI Pharma, Inc. *	3,000	17,157
President Chain Store Corp.	105,000	886,207
Realtek Semiconductor Corp.	62,442	215,716
Taiwan Cooperative Financial Holding Co. Ltd.	317,404	163,986
Taiwan Mobile Co. Ltd.	225,000	801,937
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (1)	16,131	605,719
Teco Electric and Machinery Co. Ltd.	21,000	18,834
Uni-President Enterprises Corp.	176,172	369,387

		8,599,749

Thailand - 8.1%
Advanced Info Service PCL, NVDR	24,700	141,535
Airports of Thailand PCL, NVDR	638,400	1,131,261
Bangkok Bank PCL, NVDR	30,000	167,975
Bangkok Dusit Medical Services PCL, NVDR	401,700	247,114
BTS Group Holdings PCL, NVDR	732,400	187,965
Bumrungrad Hospital PCL, NVDR	122,400	789,605
Delta Electronics Thailand PCL, NVDR	111,300	291,765
Electricity Generating PCL, NVDR	16,800	118,435
Glow Energy PCL, NVDR	153,900	412,019
Home Product Center PCL, NVDR	1,610,300	590,091
Kasikornbank PCL, NVDR	44,600	277,365
Krung Thai Bank PCL, NVDR	299,700	169,164
Robinson PCL, NVDR	182,600	353,593
Siam Cement PCL (The), NVDR	11,500	172,576
Siam Commercial Bank PCL (The), NVDR	96,900	445,530

		5,495,993

Turkey - 1.7%
BIM Birlesik Magazalar A/S	44,708	932,177
Turk Telekomunikasyon A/S *	49,264	93,956
Turkcell Iletisim Hizmetleri A/S	26,773	95,219

		1,121,352

TOTAL COMMON STOCKS (Cost $57,364,944)		64,168,080

SHORT-TERM INVESTMENT - 4.3%

Investment Company - 4.3%
Limited Purpose Cash Investment Fund, 0.97% (e)
(Cost $2,909,628)	2,909,919	2,909,628

INVESTMENTS	SHARES	VALUE
SECURITIES LENDING COLLATERAL - 0.2%

Investment Companies - 0.2%
Investments in a Pooled Account through Securities Lending Program with Citibank NA
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares
0.91% (e)(f)	19,570	$19,570
UBS Asset Management Americas, Inc.
1.10% (e)(f)	90,969	90,969
1.16% (e)(f)	15,161	15,161

TOTAL SECURITIES LENDING COLLATERAL (Cost $125,700)		125,700

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 99.7% (Cost $60,400,272)		67,203,408

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3% (g)		187,241

NET ASSETS - 100.0%		$67,390,649

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$5,816,820	8.6%
Consumer Staples	10,437,322	15.5
Energy	2,272,159	3.4
Financials	13,322,905	19.8
Health Care	4,746,964	7.0
Industrials	5,938,766	8.8
Information Technology	6,455,280	9.6
Materials	1,641,584	2.4
Telecommunication Services	8,580,209	12.7
Utilities	4,956,071	7.4
Short-Term Investment	2,909,628	4.3
Securities Lending Collateral	125,700	0.2

Total Investments In Securities At Value	67,203,408	99.7
Other Assets in Excess of Liabilities (g)	187,241	0.3

Net Assets	$67,390,649	100.0%

*	Non-income producing security.
(a)	Security fair valued as of September 30, 2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at September 30, 2017 amounted to $1, which represents approximately 0.00% of net assets of the fund.
(b)	The security or a portion of this security is on loan at September 30, 2017. The total value of securities on loan at September 30, 2017 was $93,352.
(c)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At September 30, 2017, the value of these securities amounted to $1,436,038 or 2.13% of net assets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR EMERGING DEFENSIVE STYLE FUND

(d)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2017 amounted to $1,311,975, which represents approximately 1.95% of net assets of the fund.
(e)	Represents 7-day effective yield as of September 30, 2017.
(f)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(g)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1) Level 1 security (See Note 4).

(3) Level 3 security (See Note 4).

Abbreviations

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-Voting Depositary Receipt

PJSC - Public Joint Stock Company

Futures contracts outstanding as of September 30, 2017:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
MSCI Emerging Markets E-Mini Index	48	12/2017	USD	$2,614,320	$(18,747)

					$(18,747)

USD – United States Dollar

Collateral pledged to, or (received from), each counterparty at September 30, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMS
Cash	$—	$114,900	$114,900

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR GLOBAL EQUITY FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 89.1%

Australia - 1.9%
ASX Ltd.	891	$36,724
Aurizon Holdings Ltd.	12,920	49,788
BGP Holdings plc (3)*(a)	96,388	1,727
BHP Billiton Ltd.	14,837	300,891
BHP Billiton plc	8,193	144,574
CIMIC Group Ltd.	24,668	857,255
Computershare Ltd.	2,187	24,882
Crown Resorts Ltd.	6,397	56,881
Fortescue Metals Group Ltd.	53,242	215,616
Goodman Group, REIT	8,333	53,953
GPT Group (The), REIT	14,922	58,146
LendLease Group	2,927	41,239
Mirvac Group, REIT	33,659	60,549
Orica Ltd.	20,711	322,386
Origin Energy Ltd. *	62,372	367,325
Qantas Airways Ltd.	12,471	57,121
QBE Insurance Group Ltd.	28,279	222,939
Scentre Group, REIT	25,938	80,069
South32 Ltd.	222,116	574,616
Stockland, REIT	17,557	59,292
Vicinity Centres, REIT	26,832	56,043
Westfield Corp., REIT	9,064	55,808

		3,697,824

Belgium - 0.5%
Ageas	1,474	69,328
Solvay SA	1,558	232,919
UCB SA	9,620	685,600

		987,847

Canada - 2.8%
Bank of Montreal (1)	1,401	106,028
Bank of Nova Scotia (The) (1)	1,109	71,282
Barrick Gold Corp. (1)	3,091	49,743
BlackBerry Ltd. (1)*	12,163	135,984
Canadian Imperial Bank of Commerce (1)	4,430	387,596
Crescent Point Energy Corp. (1)	1,800	14,455
Dollarama, Inc. (1)	1,953	213,699
Encana Corp. (1)	10,192	119,992
Great-West Lifeco, Inc. (1)	1,345	38,709
Husky Energy, Inc. (1)*	48,446	606,473
Industrial Alliance Insurance & Financial Services, Inc. (1)	1,494	67,651
Linamar Corp. (1)	3,139	191,548
Magna International, Inc. (1)	6,132	327,253
Manulife Financial Corp. (1)	9,122	185,035
Methanex Corp. (1)	8,861	445,269
Power Corp. of Canada (1)	1,646	41,831
RioCan REIT (1)	4,036	77,404
Royal Bank of Canada (1)	712	55,088
Suncor Energy, Inc. (1)	30,178	1,057,651
Teck Resources Ltd., Class B (1)	17,305	364,338
Veresen, Inc.	7,006	105,163
West Fraser Timber Co. Ltd. (1)	11,070	638,782

		5,300,974

China - 0.2%
Yangzijiang Shipbuilding Holdings Ltd.	304,600	321,973

INVESTMENTS	SHARES	VALUE
Denmark - 1.1%
Danske Bank A/S	14,179	$568,203
Novo Nordisk A/S, Class B	4,959	238,422
TDC A/S	69,121	405,365
Vestas Wind Systems A/S	9,429	847,533

		2,059,523

Finland - 0.4%
Neste OYJ	3,046	133,124
Nokia OYJ	18,004	108,177
Orion OYJ, Class B	5,476	254,262
UPM-Kymmene OYJ	13,195	357,995

		853,558

France - 3.9%
Atos SE	8,592	1,332,688
BNP Paribas SA	8,575	691,795
Capgemini SE	2,359	276,533
Christian Dior SE	333	102,254
Cie de Saint-Gobain	9,301	554,154
Cie Generale des Etablissements Michelin	2,847	415,382
CNP Assurances	13,685	320,820
Eiffage SA	1,457	150,892
Engie SA	8,229	139,740
Eutelsat Communications SA	7,934	234,868
Imerys SA	657	59,363
Klepierre SA, REIT	1,669	65,553
Lagardere SCA	2,155	72,193
Peugeot SA	50,468	1,201,400
Renault SA	1,767	173,621
Sanofi	10,663	1,061,466
Sodexo SA	407	50,737
Thales SA	2,472	279,955
Unibail-Rodamco SE, REIT	614	149,412

		7,332,826

Germany - 3.7%
Allianz SE (Registered)	1,653	371,242
BASF SE	2,128	226,709
Bayer AG (Registered)	3,923	535,895
Commerzbank AG *	10,561	144,026
Covestro AG (b)	19,599	1,686,508
Deutsche Lufthansa AG (Registered)	36,174	1,005,959
Fresenius SE & Co. KGaA	1,365	110,387
HOCHTIEF AG	1,209	204,204
Infineon Technologies AG	5,507	138,845
Linde AG	540	112,292
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	2,012	430,620
OSRAM Licht AG	3,713	296,555
Porsche Automobil Holding SE (Preference)	865	55,344
RWE AG *	51,814	1,178,766
Schaeffler AG (Preference)	22,892	369,374
Siemens AG (Registered)	703	99,200
TUI AG	4,095	69,489

		7,035,415

Hong Kong - 1.3%
ASM Pacific Technology Ltd.	1,082	15,629
CK Asset Holdings Ltd.	52,201	433,964

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR GLOBAL EQUITY FUND

INVESTMENTS	SHARES	VALUE
Hong Kong - 1.3% (continued)
CK Infrastructure Holdings Ltd.	2,749	$23,699
Henderson Land Development Co. Ltd.	8,000	53,211
Hong Kong Exchanges & Clearing Ltd.	5,269	142,306
I-CABLE Communications Ltd. *	24,328	799
Kerry Properties Ltd.	175,500	728,949
Link REIT	10,829	88,061
New World Development Co. Ltd.	135,000	194,795
NWS Holdings Ltd.	7,500	14,660
PCCW Ltd.	19,406	10,533
Sino Land Co. Ltd.	52,000	91,676
SJM Holdings Ltd.	117,000	107,483
Sun Hung Kai Properties Ltd.	19,000	309,515
Wharf Holdings Ltd. (The)	7,000	62,623
Wheelock & Co. Ltd.	27,000	190,590

		2,468,493

Italy - 1.0%
Assicurazioni Generali SpA	4,272	79,678
Atlantia SpA	3,558	112,424
Eni SpA	20,857	345,428
GEDI Gruppo Editoriale SpA *	1,365	1,210
Intesa Sanpaolo SpA	299,918	1,061,803
Mediobanca SpA	12,310	132,289
Poste Italiane SpA (b)	11,672	85,985
Telecom Italia SpA *	102,796	96,426

		1,915,243

Japan - 7.3%
Aeon Mall Co. Ltd.	700	12,461
Aisin Seiki Co. Ltd.	2,200	115,990
Amada Holdings Co. Ltd.	12,500	137,242
ANA Holdings, Inc.	3,800	143,940
Asahi Group Holdings Ltd.	1,400	56,614
Astellas Pharma, Inc.	36,100	459,464
Bandai Namco Holdings, Inc.	8,500	292,016
Brother Industries Ltd.	13,800	321,758
Daito Trust Construction Co. Ltd.	486	88,541
Daiwa House Industry Co. Ltd.	2,451	84,664
FUJIFILM Holdings Corp.	4,444	172,655
Fujitsu Ltd.	72,115	536,719
Hikari Tsushin, Inc. *	700	87,817
Hitachi Construction Machinery Co. Ltd.	1,700	50,381
Hitachi High-Technologies Corp.	13,058	474,251
Hitachi Ltd.	101,000	712,136
Hulic Co. Ltd.	1,500	14,708
Japan Airlines Co. Ltd.	5,900	199,723
Japan Real Estate Investment Corp., REIT	17	81,738
Japan Retail Fund Investment Corp., REIT	37	66,394
JFE Holdings, Inc.	14,000	273,837
JXTG Holdings, Inc.	53,700	276,889
Kajima Corp.	63,000	626,183
Kamigumi Co. Ltd.	9,000	208,509
Kao Corp.	4,100	241,381
Kirin Holdings Co. Ltd.	3,400	79,879
Marubeni Corp.	27,900	190,730
Mazda Motor Corp.	18,700	286,483
Mebuki Financial Group, Inc.	45,000	174,113
Mitsubishi Corp.	13,600	316,415
Mitsubishi Electric Corp.	7,600	118,890
Mitsubishi Estate Co. Ltd.	5,764	100,175

INVESTMENTS	SHARES	VALUE
Japan - 7.3% (continued)
Mitsubishi Gas Chemical Co., Inc.	15,900	$373,070
Mitsubishi UFJ Financial Group, Inc.	12,400	80,623
Mitsui Fudosan Co. Ltd.	4,598	99,699
Mixi, Inc.	4,200	202,843
MS&AD Insurance Group Holdings, Inc.	15,100	486,618
Nexon Co. Ltd. *	2,400	62,741
NH Foods Ltd.	3,000	82,452
Nintendo Co. Ltd.	300	110,620
Nippon Building Fund, Inc., REIT	12	59,825
Nippon Electric Glass Co. Ltd.	4,000	155,056
Nippon Express Co. Ltd.	4,600	299,884
Nippon Telegraph & Telephone Corp.	15,896	728,366
Nomura Holdings, Inc.	24,300	136,347
Nomura Real Estate Holdings, Inc.	1,000	21,332
NTT DOCOMO, Inc.	5,300	121,141
Obayashi Corp.	25,800	309,457
ORIX Corp.	15,300	247,007
Otsuka Corp.	1,100	70,549
Panasonic Corp.	11,100	161,083
Pola Orbis Holdings, Inc.	4,400	133,046
Rakuten, Inc.	16,200	176,868
Resona Holdings, Inc.	14,300	73,522
Sega Sammy Holdings, Inc.	12,400	173,335
Sekisui House Ltd.	2,900	48,882
Seven & i Holdings Co. Ltd.	1,300	50,225
Shimamura Co. Ltd.	1,500	179,932
Shin-Etsu Chemical Co. Ltd.	900	80,550
Shionogi & Co. Ltd.	1,500	82,000
SoftBank Group Corp.	3,400	275,727
Sompo Holdings, Inc.	8,500	331,240
Sony Corp.	3,000	111,926
Start Today Co. Ltd.	3,200	101,408
Subaru Corp.	8,800	317,391
Sumitomo Realty & Development Co. Ltd.	2,624	79,390
Taisei Corp.	8,600	451,000
THK Co. Ltd. *	1,500	51,163
Tokyo Electron Ltd.	1,300	200,134
Tokyo Tatemono Co. Ltd.	1,200	15,350
Tokyu Fudosan Holdings Corp.	2,900	17,504
Toyota Motor Corp.	1,400	83,480

		13,845,482

Netherlands - 1.8%
ABN AMRO Group NV, CVA (b)	35,671	1,068,140
ASML Holding NV	1,683	287,587
ING Groep NV	19,668	362,528
Koninklijke DSM NV	2,195	179,696
Koninklijke Philips NV	7,572	312,421
NN Group NV	8,654	362,398
Randstad Holding NV	2,698	166,746
Royal Dutch Shell plc, Class B	14,108	434,331
Wolters Kluwer NV	3,972	183,566

		3,357,413

Singapore - 0.2%
Genting Singapore plc	435,100	376,237
Sembcorp Industries Ltd.	4,477	9,801
Singapore Exchange Ltd.	4,067	22,190

		408,228

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR GLOBAL EQUITY FUND

INVESTMENTS	SHARES	VALUE
South Africa - 0.2%
Investec plc	30,286	$221,402
Mondi plc	10,041	269,954

		491,356

Spain - 1.2%
Banco Bilbao Vizcaya Argentaria SA	19,497	174,311
Banco Santander SA	139,763	977,621
Endesa SA	4,402	99,331
Mapfre SA	79,192	258,054
Repsol SA	38,521	710,881

		2,220,198

Sweden - 0.8%
Boliden AB	19,907	675,233
Electrolux AB, Series B	3,685	125,422
Investor AB, Class B	2,204	109,041
Kinnevik AB, Class B	1,380	45,083
Sandvik AB	7,583	130,963
Skandinaviska Enskilda Banken AB, Class A	10,218	134,808
Telefonaktiebolaget LM Ericsson, Class B	19,539	112,644
Volvo AB, Class B	14,320	276,491

		1,609,685

Switzerland - 3.3%
ABB Ltd. (Registered)	21,125	522,379
Adecco Group AG (Registered) *	10,330	804,754
Coca-Cola HBC AG *	12,053	408,099
Lonza Group AG (Registered) *	420	110,361
Nestle SA (Registered)	6,506	546,122
Novartis AG (Registered)	4,289	367,889
Partners Group Holding AG	74	50,238
Roche Holding AG	4,831	1,234,901
Sika AG	115	856,254
Swiss Life Holding AG (Registered) *	791	278,861
Swiss Re AG	5,580	505,796
Zurich Insurance Group AG	1,708	521,930

		6,207,584

United Kingdom - 5.0%
3i Group plc	9,545	116,861
Ashtead Group plc	10,534	254,123
Barclays plc	386,902	1,003,230
Barratt Developments plc	73,193	602,977
Berkeley Group Holdings plc	3,978	198,251
British Land Co. plc (The), REIT	7,594	61,312
BT Group plc	163,418	621,560
Burberry Group plc	5,406	127,644
Compass Group plc	4,373	92,784
Fiat Chrysler Automobiles NV *	10,072	180,504
G4S plc	19,366	72,252
GKN plc	40,370	187,057
GlaxoSmithKline plc	12,895	257,779
Hammerson plc, REIT	10,045	72,327
HSBC Holdings plc	5,099	50,408
International Consolidated Airlines Group SA	42,966	342,419
Land Securities Group plc, REIT	4,643	60,550
Lloyds Banking Group plc	430,518	391,236

INVESTMENTS	SHARES	VALUE
United Kingdom - 5.0% (continued)
Micro Focus International plc, ADR (1)*	1,498	$47,786
Persimmon plc	33,787	1,169,280
Randgold Resources Ltd.	867	84,738
Rio Tinto plc	10,102	470,240
Royal Mail plc	109,137	561,956
Standard Life Aberdeen plc	40,095	233,068
Tate & Lyle plc	79,529	690,566
Taylor Wimpey plc	339,122	888,822
Unilever plc	5,942	343,919
Wm Morrison Supermarkets plc	37,956	119,102
WPP plc	9,808	181,998

		9,484,749

United States - 52.5%
AbbVie, Inc. (1)	8,510	756,199
Activision Blizzard, Inc. (1)	2,373	153,082
Aetna, Inc. (1)	4,617	734,149
Aflac, Inc. (1)	6,205	505,025
Akamai Technologies, Inc. (1)*	7,541	367,398
Alexion Pharmaceuticals, Inc. (1)*	1,009	141,553
Allstate Corp. (The) (1)	12,210	1,122,221
Alphabet, Inc., Class A (1)*	1,423	1,385,604
Alphabet, Inc., Class C (1)*	1,331	1,276,575
Altria Group, Inc. (1)	7,484	474,635
Amazon.com, Inc. (1)*	1,518	1,459,329
Ameren Corp. (1)	2,735	158,192
American Electric Power Co., Inc. (1)	9,141	642,064
American Tower Corp., REIT (1)	2,400	328,032
Ameriprise Financial, Inc. (1)	688	102,175
Amgen, Inc. (1)	5,601	1,044,306
Anthem, Inc. (1)	2,771	526,157
Apple, Inc. (1)	25,639	3,951,483
Applied Materials, Inc. (1)	16,001	833,492
Archer-Daniels-Midland Co. (1)	11,226	477,217
Assurant, Inc. (1)	1,055	100,774
AT&T, Inc. (1)	19,206	752,299
AvalonBay Communities, Inc., REIT (1)	811	144,699
Axis Capital Holdings Ltd. (1)	4,284	245,516
Bank of America Corp. (1)	19,773	501,048
Baxter International, Inc. (1)	5,271	330,755
Bed Bath & Beyond, Inc. (1)	8,884	208,507
Berkshire Hathaway, Inc., Class B (1)*	5,283	968,480
Best Buy Co., Inc. (1)	11,465	653,046
Biogen, Inc. (1)*	2,296	718,924
Boeing Co. (The) (1)	6,584	1,673,719
Boston Properties, Inc., REIT (1)	709	87,122
Bristol-Myers Squibb Co. (1)	9,539	608,016
Broadcom Ltd. (1)	211	51,176
Bunge Ltd. (1)	906	62,931
Cadence Design Systems, Inc. (1)*	4,377	172,760
Capital One Financial Corp. (1)	7,738	655,099
Carnival Corp. (1)	5,876	379,413
Caterpillar, Inc. (1)	1,475	183,947
CDK Global, Inc. (1)	1,070	67,506
Celanese Corp., Series A (1)	5,686	592,879
Celgene Corp. (1)*	3,067	447,230
Centene Corp. (1)*	5,875	568,524
Chevron Corp. (1)	853	100,227
Cigna Corp. (1)	2,539	474,641

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR GLOBAL EQUITY FUND

INVESTMENTS	SHARES	VALUE
United States - 52.5% (continued)
Cisco Systems, Inc. (1)	20,613	$693,215
Citigroup, Inc. (1)	8,747	636,257
Citrix Systems, Inc. (1)*	1,433	110,083
Cognizant Technology Solutions Corp., Class A (1)	2,619	189,982
Colgate-Palmolive Co. (1)	1,081	78,751
Comcast Corp., Class A (1)	28,795	1,108,032
Conagra Brands, Inc. (1)	5,448	183,816
Crown Castle International Corp., REIT (1)	1,397	139,672
Cummins, Inc. (1)	1,401	235,410
CVS Health Corp. (1)	2,750	223,630
DaVita, Inc. (1)*	1,621	96,271
Delta Air Lines, Inc. (1)	19,113	921,629
Devon Energy Corp. (1)	7,202	264,385
Dick’s Sporting Goods, Inc. (1)	3,177	85,811
Discover Financial Services (1)	10,376	669,044
Dollar Tree, Inc. (1)*	602	52,266
DR Horton, Inc. (1)	7,147	285,380
DTE Energy Co. (1)	4,899	525,957
DXC Technology Co. (1)	1,547	132,856
Eastman Chemical Co. (1)	2,721	246,223
eBay, Inc. (1)*	27,004	1,038,574
Edison International (1)	13,536	1,044,573
Electronic Arts, Inc. (1)*	2,776	327,735
Eli Lilly & Co. (1)	1,998	170,909
Equinix, Inc., REIT (1)	445	198,603
Equity Residential, REIT (1)	2,048	135,025
Essex Property Trust, Inc., REIT (1)	422	107,201
Everest Re Group Ltd. (1)	2,509	573,031
Eversource Energy (1)	5,193	313,865
Exelon Corp. (1)	14,514	546,742
Express Scripts Holding Co. (1)*	6,882	435,768
Exxon Mobil Corp. (1)	9,304	762,742
F5 Networks, Inc. (1)*	2,029	244,616
Facebook, Inc., Class A (1)*	10,766	1,839,586
FLIR Systems, Inc. (1)	1,423	55,369
FNF Group (1)	8,562	406,353
Foot Locker, Inc. (1)	7,918	278,872
Freeport-McMoRan, Inc. (1)*	45,535	639,311
General Dynamics Corp. (1)	2,378	488,869
General Electric Co. (1)	28,186	681,537
General Motors Co. (1)	13,082	528,251
GGP, Inc., REIT (1)	3,709	77,036
Gilead Sciences, Inc. (1)	20,385	1,651,593
H&R Block, Inc. (1)	13,956	369,555
HCP, Inc., REIT (1)	2,772	77,145
HD Supply Holdings, Inc. (1)*	1,443	52,049
Home Depot, Inc. (The) (1)	5,418	886,168
Honeywell International, Inc. (1)	1,264	179,159
Host Hotels & Resorts, Inc., REIT (1)	5,400	99,846
HP, Inc. (1)	11,636	232,255
Humana, Inc. (1)	3,092	753,304
Huntington Ingalls Industries, Inc. (1)	3,693	836,243
Ingersoll-Rand plc (1)	4,566	407,150
Ingredion, Inc. (1)	2,776	334,897
Intel Corp. (1)	20,994	799,452
International Business Machines Corp. (1)	4,936	716,115
Intuit, Inc. (1)	1,101	156,496
Jacobs Engineering Group, Inc. (1)	4,291	250,037
Johnson & Johnson (1)	10,628	1,381,746

INVESTMENTS	SHARES	VALUE
United States - 52.5% (continued)
JPMorgan Chase & Co. (1)	16,474	$1,573,432
Juniper Networks, Inc. (1)	2,478	68,963
Kimberly-Clark Corp. (1)	902	106,147
KLA-Tencor Corp. (1)	3,915	414,990
Kohl’s Corp. (1)	2,311	105,497
Lam Research Corp. (1)	1,651	305,501
Las Vegas Sands Corp. (1)	16,660	1,068,906
Lear Corp. (1)	2,382	412,277
Level 3 Communications, Inc. (1)*	2,057	109,618
Lincoln National Corp. (1)	1,778	130,647
Lockheed Martin Corp. (1)	2,059	638,887
Lowe’s Cos., Inc. (1)	8,052	643,677
LyondellBasell Industries NV, Class A (1)	7,673	760,011
Mallinckrodt plc (1)*	1,500	56,055
ManpowerGroup, Inc. (1)	1,968	231,870
Marathon Petroleum Corp. (1)	6,612	370,801
Marvell Technology Group Ltd. (1)	15,077	269,878
Maxim Integrated Products, Inc. (1)	3,681	175,621
McKesson Corp. (1)	3,727	572,504
Merck & Co., Inc. (1)	21,500	1,376,645
Michael Kors Holdings Ltd. (1)*	17,687	846,323
Micron Technology, Inc. (1)*	19,126	752,226
Microsoft Corp. (1)	35,542	2,647,524
Mondelez International, Inc., Class A (1)	1,677	68,187
Monsanto Co. (1)	1,679	201,178
Mylan NV (1)*	1,894	59,415
Newfield Exploration Co. (1)*	2,096	62,188
Newmont Mining Corp. (1)	2,051	76,933
Northrop Grumman Corp. (1)	3,500	1,007,020
Nucor Corp. (1)	3,181	178,263
NVIDIA Corp. (1)	1,871	334,479
Oracle Corp. (1)	21,665	1,047,503
PepsiCo, Inc. (1)	4,305	479,706
Pfizer, Inc. (1)	39,326	1,403,938
PG&E Corp. (1)	9,768	665,103
Philip Morris International, Inc. (1)	5,077	563,598
PNC Financial Services Group, Inc. (The) (1)	6,529	879,913
Procter & Gamble Co. (The) (1)	8,297	754,861
Progressive Corp. (The) (1)	1,335	64,641
Prologis, Inc., REIT (1)	2,980	189,111
Prudential Financial, Inc. (1)	2,213	235,286
Public Service Enterprise Group, Inc. (1)	17,596	813,815
Public Storage, REIT (1)	654	139,949
PulteGroup, Inc. (1)	3,236	88,440
Raytheon Co. (1)	4,215	786,435
Red Hat, Inc. (1)*	802	88,910
Reinsurance Group of America, Inc. (1)	3,320	463,240
Robert Half International, Inc. (1)	14,435	726,658
Ross Stores, Inc. (1)	4,499	290,500
Royal Caribbean Cruises Ltd. (1)	4,668	553,345
S&P Global, Inc. (1)	1,101	172,097
Shire plc	3,495	178,014
Simon Property Group, Inc., REIT (1)	1,352	217,686
Skyworks Solutions, Inc. (1)	2,122	216,232
Southwest Airlines Co. (1)	20,892	1,169,534
Starbucks Corp. (1)	7,031	377,635
Steel Dynamics, Inc. (1)	9,767	336,668
SunTrust Banks, Inc. (1)	14,455	863,975
Synchrony Financial (1)	11,604	360,304

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR GLOBAL EQUITY FUND

INVESTMENTS	SHARES	VALUE
United States - 52.5% (continued)
Target Corp. (1)	5,845	$344,913
TE Connectivity Ltd. (1)	2,784	231,239
Texas Instruments, Inc. (1)	7,938	711,562
Textron, Inc. (1)	1,544	83,191
Time Warner, Inc. (1)	3,000	307,350
TJX Cos., Inc. (The) (1)	6,840	504,313
Total System Services, Inc. (1)	883	57,836
Travelers Cos., Inc. (The) (1)	6,474	793,194
Tyson Foods, Inc., Class A (1)	1,092	76,931
UGI Corp. (1)	13,305	623,472
Union Pacific Corp. (1)	6,287	729,103
United Continental Holdings, Inc. (1)*	10,113	615,679
United Rentals, Inc. (1)*	2,730	378,760
United Technologies Corp. (1)	2,662	309,005
United Therapeutics Corp. (1)*	2,827	331,296
UnitedHealth Group, Inc. (1)	8,708	1,705,462
Unum Group (1)	1,005	51,386
Valeant Pharmaceuticals International, Inc. (1)*	1,474	21,122
Valero Energy Corp. (1)	1,194	91,854
Ventas, Inc., REIT (1)	2,800	182,364
Verizon Communications, Inc. (1)	17,047	843,656
Vertex Pharmaceuticals, Inc. (1)*	4,309	655,140
Viacom, Inc., Class B (1)	9,699	270,020
Vornado Realty Trust, REIT (1)	729	56,046
Walgreens Boots Alliance, Inc. (1)	1,796	138,687
Wal-Mart Stores, Inc. (1)	22,998	1,797,064
Walt Disney Co. (The) (1)	9,557	942,033
Waste Management, Inc. (1)	7,452	583,268
Wells Fargo & Co. (1)	22,592	1,245,949
Welltower, Inc., REIT (1)	1,800	126,504
Western Digital Corp. (1)	6,048	522,547
Weyerhaeuser Co., REIT (1)	3,285	111,789
Whirlpool Corp. (1)	904	166,734
Williams Cos., Inc. (The) (1)	3,283	98,523
Xerox Corp. (1)	2,476	82,426

		99,687,752

TOTAL COMMON STOCKS (Cost $137,954,419)		169,286,123

SHORT-TERM INVESTMENTS - 9.0%

Investment Companies - 9.0%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.92% (c)(d)	2,795,921	2,795,921
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.89% (c)(d)	170,000	170,000
Limited Purpose Cash Investment Fund, 0.97% (c)	14,076,030	14,074,623

TOTAL SHORT-TERM INVESTMENTS (Cost $17,040,544)		17,040,544

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 98.1% (Cost $154,994,963)		186,326,667

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.9% (e)		3,645,593

NET ASSETS - 100.0%		$189,972,260

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$23,127,714	12.2%
Consumer Staples	8,572,463	4.5
Energy	5,922,432	3.1
Financials	27,048,465	14.2
Health Care	22,910,485	12.1
Industrials	24,449,802	12.9
Information Technology	28,223,063	14.8
Materials	12,027,040	6.3
Real Estate	6,264,648	3.3
Telecommunication Services	3,964,691	2.1
Utilities	6,775,320	3.6
Short-Term Investments	17,040,544	9.0

Total Investments In Securities At Value	186,326,667	98.1
Other Assets in Excess of Liabilities (e)	3,645,593	1.9

Net Assets	$189,972,260	100.0%

*	Non-income producing security.
(a)	Security fair valued as of September 30, 2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at September 30, 2017 amounted to $1,727, which represents approximately 0.00% of net assets of the fund.
(b)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2017 amounted to $2,840,633, which represents approximately 1.50% of net assets of the fund.
(c)	Represents 7-day effective yield as of September 30, 2017.
(d)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(e)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).
(3)	Level 3 security (See Note 4).

Abbreviations

ADR - American Depositary Receipt

CVA - Dutch Certification

OYJ - Public Traded Company

Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT - Real Estate Investment Trust

SCA - Limited partnership with share capital

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR GLOBAL EQUITY FUND

Total return swap contracts outstanding as of September 30, 2017: Over the Counter
REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Hang Seng Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/30/2017	HKD 55,030,000	$(7,706)
Swiss Market Index December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	12/15/2017	CHF (10,865,890)	(141,245)

							(148,951)

							$(148,951)

Futures contracts outstanding as of September 30, 2017:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
CAC 40 10 Euro Index	55	10/2017	EUR	$3,462,465	$77,653
Hang Seng Index	29	10/2017	HKD	5,107,372	(7,493)
IBEX 35 Index	14	10/2017	EUR	1,709,429	2,728
MSCI Singapore Index	7	10/2017	SGD	185,650	559
DAX Index	55	12/2017	EUR	20,798,190	446,411
FTSE/MIB Index	12	12/2017	EUR	1,604,926	34,337
S&P 500 E-Mini Index	1	12/2017	USD	125,805	1,096
TOPIX Index	114	12/2017	JPY	16,969,562	909,125

					1,464,416

Short Contracts
Amsterdam Exchange Index	(3)	10/2017	EUR	(380,737)	$(6,162)
OMXS30 Index	(96)	10/2017	SEK	(1,929,158)	(68,701)
FTSE 100 Index	(18)	12/2017	GBP	(1,767,876)	(1,596)
S&P/TSX 60 Index	(21)	12/2017	CAD	(3,092,398)	(146,466)
SPI 200 Index	(191)	12/2017	AUD	(21,229,550)	105,128

					(117,797)

					$1,346,619

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR GLOBAL EQUITY FUND

Forward foreign currency contracts outstanding as of September 30, 2017:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
CAD	3,054,886	USD	2,435,541	CITG	12/20/2017	$14,020
CAD	4,582,326	USD	3,653,314	JPMC	12/20/2017	21,024
CHF	88,400	USD	91,699	CITG	12/20/2017	88
CHF	132,600	USD	137,549	JPMC	12/20/2017	132
DKK	43,200	USD	6,869	CITG	12/20/2017	26
DKK	64,800	USD	10,303	JPMC	12/20/2017	38
EUR	425,180	USD	504,085	CITG	12/20/2017	688
EUR	637,769	USD	756,128	JPMC	12/20/2017	1,031
GBP	364,000	USD	480,912	CITG	12/20/2017	8,054
GBP	546,000	USD	721,368	JPMC	12/20/2017	12,080
HKD	1,012,400	USD	129,818	CITG	12/20/2017	44
HKD	1,518,600	USD	194,727	JPMC	12/20/2017	67
ILS	467,200	USD	131,349	CITG	12/20/2017	1,205
ILS	700,799	USD	197,023	JPMC	12/20/2017	1,807
SGD	28,350	USD	20,847	CITG	12/20/2017	72
SGD	42,524	USD	31,270	JPMC	12/20/2017	107
USD	608,313	AUD	762,000	CITG	12/20/2017	11,155
USD	912,469	AUD	1,143,000	JPMC	12/20/2017	16,732
USD	33,944	CAD	42,000	CITG	12/20/2017	266
USD	50,915	CAD	63,000	JPMC	12/20/2017	399
USD	8,919,629	CHF	8,474,000	CITG	12/20/2017	120,909
USD	13,379,427	CHF	12,711,000	JPMC	12/20/2017	181,347
USD	343,783	DKK	2,135,200	CITG	12/20/2017	3,034
USD	515,674	DKK	3,202,800	JPMC	12/20/2017	4,551
USD	975,196	EUR	810,400	CITG	12/20/2017	13,089
USD	1,463,923	EUR	1,215,600	JPMC	12/20/2017	20,762
USD	27,622	GBP	20,400	CITG	12/20/2017	219
USD	41,434	GBP	30,600	JPMC	12/20/2017	328
USD	28,230	HKD	220,000	CITG	12/20/2017	10
USD	42,344	HKD	330,000	JPMC	12/20/2017	15
USD	3,597,733	JPY	394,372,000	CITG	12/20/2017	79,037
USD	5,396,592	JPY	591,558,000	JPMC	12/20/2017	118,549
USD	4,976,757	NZD	6,859,383	CITG	12/20/2017	29,860
USD	7,465,151	NZD	10,289,073	JPMC	12/20/2017	44,806
USD	4,107,308	SEK	32,934,801	CITG	12/20/2017	44,503
USD	6,160,953	SEK	49,402,200	JPMC	12/20/2017	66,747
USD	39,749	SGD	53,600	CITG	12/20/2017	199
USD	59,624	SGD	80,400	JPMC	12/20/2017	299

Total unrealized appreciation						817,299

AUD	7,982,400	USD	6,351,150	CITG	12/20/2017	(95,568)
AUD	11,973,600	USD	9,526,738	JPMC	12/20/2017	(143,363)
CAD	8,027,514	USD	6,532,549	CITG	12/20/2017	(95,687)
CAD	12,041,272	USD	9,818,860	JPMC	12/20/2017	(163,565)
DKK	362,000	USD	58,349	CITG	12/20/2017	(579)
DKK	543,000	USD	87,523	JPMC	12/20/2017	(867)
EUR	7,564,020	USD	9,086,522	CITG	12/20/2017	(106,517)
EUR	11,346,031	USD	13,629,801	JPMC	12/20/2017	(159,792)
GBP	3,783,600	USD	5,122,938	CITG	12/20/2017	(40,383)
GBP	5,675,400	USD	7,684,417	JPMC	12/20/2017	(60,584)
HKD	105,200	USD	13,498	CITG	12/20/2017	(3)
HKD	157,800	USD	20,246	JPMC	12/20/2017	(5)
ILS	12,000	USD	3,439	CITG	12/20/2017	(35)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR GLOBAL EQUITY FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
ILS	18,000	USD	5,159	JPMC	12/20/2017	$(52)
JPY	1,278,386,800	USD	11,725,355	CITG	12/20/2017	(319,236)
JPY	1,917,580,200	USD	17,588,055	JPMC	12/20/2017	(478,877)
NOK	7,700,401	USD	988,165	CITG	12/20/2017	(19,553)
NOK	11,550,600	USD	1,482,249	JPMC	12/20/2017	(29,331)
SEK	4,962,400	USD	619,766	CITG	12/20/2017	(7,610)
SEK	7,443,600	USD	929,651	JPMC	12/20/2017	(11,415)
SGD	140,050	USD	103,786	CITG	12/20/2017	(448)
SGD	210,076	USD	155,681	JPMC	12/20/2017	(671)
USD	414	CHF	400	CITG	12/20/2017	(1)
USD	621	CHF	600	JPMC	12/20/2017	(2)
USD	127	DKK	800	CITG	12/20/2017	(1)
USD	191	DKK	1,200	JPMC	12/20/2017	(1)
USD	4,275,442	GBP	3,302,402	CITG	12/20/2017	(160,714)
USD	6,413,152	GBP	4,953,601	JPMC	12/20/2017	(241,079)
USD	119,714	HKD	934,000	CITG	12/20/2017	(92)
USD	179,571	HKD	1,401,000	JPMC	12/20/2017	(138)
USD	1,575	ILS	5,600	CITG	12/20/2017	(14)
USD	2,362	ILS	8,400	JPMC	12/20/2017	(21)
USD	1,381,012	NZD	1,922,217	CITG	12/20/2017	(5,266)
USD	2,071,516	NZD	2,883,326	JPMC	12/20/2017	(7,901)
USD	11,464	SGD	15,600	CITG	12/20/2017	(46)
USD	17,197	SGD	23,400	JPMC	12/20/2017	(69)

Total unrealized depreciation						(2,149,486)

Net unrealized depreciation						$(1,332,187)

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

ILS - Israeli Shekel

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at September 30, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
BARC
Cash	$—	$2,953,330	$2,953,330

CITG
Investment Companies	530,409	—	530,409

GSIN
Investment Companies	170,000	—	170,000

JPMC
Investment Companies	2,260,000	—	2,260,000

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR INTERNATIONAL EQUITY FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 87.8%

Australia - 5.8%
AGL Energy Ltd.	14,648	$268,976
ASX Ltd.	5,022	206,988
Aurizon Holdings Ltd.	175,564	676,552
Australia & New Zealand Banking Group Ltd.	86,088	2,005,299
Bendigo & Adelaide Bank Ltd.	26,119	238,471
BGP Holdings plc (3)*(a)	143,427	2,570
BHP Billiton Ltd.	92,900	1,883,993
BHP Billiton plc	99,955	1,763,806
CIMIC Group Ltd.	122,251	4,248,432
Computershare Ltd.	7,538	85,762
Crown Resorts Ltd.	17,832	158,559
Dexus, REIT	23,093	172,329
Fortescue Metals Group Ltd.	189,263	766,467
Goodman Group, REIT	54,028	349,808
GPT Group (The), REIT	55,477	216,176
Harvey Norman Holdings Ltd.	34,891	106,426
LendLease Group	24,576	346,257
Mirvac Group, REIT	104,753	188,439
National Australia Bank Ltd.	22,268	552,088
Newcrest Mining Ltd.	43,894	722,485
Orica Ltd.	30,075	468,146
Origin Energy Ltd. *	184,555	1,086,892
Qantas Airways Ltd.	159,828	732,064
QBE Insurance Group Ltd.	238,233	1,878,126
Scentre Group, REIT	147,628	455,716
South32 Ltd.	1,180,404	3,053,714
Stockland, REIT	62,453	210,910
Telstra Corp. Ltd.	103,664	283,983
Vicinity Centres, REIT	94,695	197,785
Westfield Corp., REIT	57,863	356,267

		23,683,486

Belgium - 1.3%
Ageas	38,067	1,790,432
Groupe Bruxelles Lambert SA	1,290	135,788
Proximus SADP	17,908	617,359
Solvay SA	5,008	748,689
UCB SA	26,398	1,881,338

		5,173,606

Chile - 0.1%
Antofagasta plc	18,707	238,290

China - 0.4%
Yangzijiang Shipbuilding Holdings Ltd.	1,476,700	1,560,927

Denmark - 2.1%
Carlsberg A/S, Class B	6,256	686,496
Danske Bank A/S	34,915	1,399,169
ISS A/S	6,722	271,006
Novo Nordisk A/S, Class B	19,965	959,892
TDC A/S	282,590	1,657,267
Vestas Wind Systems A/S	38,963	3,502,220

		8,476,050

Finland - 1.2%
Fortum OYJ	21,899	437,585
Neste OYJ	19,637	858,224

INVESTMENTS	SHARES	VALUE
Finland - 1.2% (continued)
Nokia OYJ	154,752	$929,828
Orion OYJ, Class B	39,076	1,814,384
UPM-Kymmene OYJ	39,018	1,058,602

		5,098,623

France - 9.8%
Arkema SA	5,361	657,805
Atos SE	36,016	5,586,370
BNP Paribas SA	47,400	3,824,032
Bouygues SA	4,721	224,110
Capgemini SE	10,900	1,277,748
Cie de Saint-Gobain	19,617	1,168,782
Cie Generale des Etablissements Michelin	18,858	2,751,411
CNP Assurances	27,886	653,738
Engie SA	87,711	1,489,456
Eutelsat Communications SA	17,281	511,564
Imerys SA	2,043	184,596
Klepierre SA, REIT	3,302	129,691
Lagardere SCA	24,072	806,422
LVMH Moet Hennessy Louis Vuitton SE	1,422	393,094
Orange SA	27,719	453,869
Peugeot SA	237,765	5,660,039
Safran SA	8,908	910,301
Sanofi	59,454	5,918,448
Schneider Electric SE *	1,683	146,557
Societe Generale SA	1,848	108,295
Sodexo SA	8,623	1,074,951
Thales SA	31,320	3,547,002
TOTAL SA	24,366	1,308,319
Unibail-Rodamco SE, REIT	3,742	910,589

		39,697,189

Germany - 9.0%
Allianz SE (Registered)	12,700	2,852,252
BASF SE	18,898	2,013,322
Bayer AG (Registered)	17,361	2,371,571
Covestro AG (b)	64,738	5,570,750
Deutsche Bank AG (Registered)	23,346	404,137
Deutsche Boerse AG	1,949	211,604
Deutsche Lufthansa AG (Registered)	117,771	3,275,080
Deutsche Wohnen SE	9,934	422,180
E.ON SE	97,894	1,109,769
Fresenius Medical Care AG & Co. KGaA	1,622	158,577
Fresenius SE & Co. KGaA	10,315	834,174
Hannover Rueck SE	2,114	254,965
HOCHTIEF AG	4,071	687,604
Infineon Technologies AG	30,967	780,753
Linde AG	5,612	1,167,004
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	7,618	1,630,450
OSRAM Licht AG	36,702	2,931,368
Porsche Automobil Holding SE (Preference)	4,664	298,411
RWE AG *	243,321	5,535,541
Schaeffler AG (Preference)	35,630	574,908
Siemens AG (Registered)	20,312	2,866,214
TUI AG	7,740	131,342
Vonovia SE	7,064	300,840

		36,382,816

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR INTERNATIONAL EQUITY FUND

INVESTMENTS	SHARES	VALUE
Hong Kong - 3.0%
ASM Pacific Technology Ltd.	6,904	$99,726
CK Asset Holdings Ltd.	238,962	1,986,571
CK Infrastructure Holdings Ltd.	17,827	153,688
Hong Kong Exchanges & Clearing Ltd.	32,254	871,119
I-CABLE Communications Ltd. *	203,061	6,672
Kerry Properties Ltd.	609,500	2,531,592
Link REIT	67,882	552,015
New World Development Co. Ltd.	701,896	1,012,781
NWS Holdings Ltd.	42,000	82,096
PCCW Ltd.	64,000	34,739
Sino Land Co. Ltd.	288,000	507,741
SJM Holdings Ltd.	496,000	455,653
Sun Hung Kai Properties Ltd.	88,000	1,433,542
Wharf Holdings Ltd. (The)	104,000	930,402
Wheelock & Co. Ltd.	161,000	1,136,482
Yue Yuen Industrial Holdings Ltd.	92,109	351,444

		12,146,263

Italy - 2.4%
Enel SpA	605,796	3,649,504
GEDI Gruppo Editoriale SpA *	4,182	3,708
Intesa Sanpaolo SpA	1,108,367	3,923,963
Leonardo SpA	47,186	884,744
Prysmian SpA	29,465	995,544
Recordati SpA	2,307	106,461

		9,563,924

Japan - 20.0%
Amada Holdings Co. Ltd.	54,400	597,276
ANA Holdings, Inc.	7,500	284,092
Aozora Bank Ltd.	4,100	156,102
Asahi Kasei Corp.	68,000	837,928
Astellas Pharma, Inc.	221,700	2,821,697
Bandai Namco Holdings, Inc.	59,500	2,044,112
Brother Industries Ltd.	93,100	2,170,701
Daicel Corp.	24,400	294,209
Daito Trust Construction Co. Ltd.	2,487	453,088
Daiwa House Industry Co. Ltd.	8,395	289,985
DeNA Co. Ltd.	14,900	334,210
FUJIFILM Holdings Corp.	17,743	689,340
Fujitsu Ltd.	253,000	1,882,964
Hitachi Chemical Co. Ltd.	38,700	1,061,953
Hitachi High-Technologies Corp.	71,400	2,593,162
Hitachi Ltd.	483,000	3,405,562
Hulic Co. Ltd.	8,000	78,444
Japan Airlines Co. Ltd.	21,900	741,344
Japan Real Estate Investment Corp., REIT	41	197,133
Japan Retail Fund Investment Corp., REIT	73	130,994
Japan Tobacco, Inc.	57,200	1,874,499
JFE Holdings, Inc.	35,200	688,505
Kajima Corp.	194,000	1,928,247
Kamigumi Co. Ltd.	9,500	220,093
Kao Corp.	14,300	841,889
KDDI Corp.	15,300	403,308
Kirin Holdings Co. Ltd.	8,200	192,650
Konami Holdings Corp.	3,100	149,244
Kuraray Co. Ltd.	6,000	112,259
Kyushu Financial Group, Inc.	19,000	116,970
Lion Corp.	14,800	270,424

INVESTMENTS	SHARES	VALUE
Japan - 20.0% (continued)
Mabuchi Motor Co. Ltd.	2,200	$110,218
Marubeni Corp.	73,400	501,777
Mazda Motor Corp.	116,900	1,790,899
Mebuki Financial Group, Inc.	139,400	539,364
Medipal Holdings Corp.	10,800	187,697
MINEBEA MITSUMI, Inc.	39,500	618,658
Mitsubishi Corp.	35,800	832,917
Mitsubishi Electric Corp.	46,400	725,852
Mitsubishi Estate Co. Ltd.	38,020	660,764
Mitsubishi Gas Chemical Co., Inc.	97,400	2,285,347
Mitsubishi Materials Corp.	4,900	169,722
Mitsubishi Motors Corp.	65,200	516,211
Mitsubishi UFJ Financial Group, Inc.	307,591	1,999,906
Mitsui Chemicals, Inc.	13,400	407,594
Mitsui Fudosan Co. Ltd.	29,205	633,253
Mixi, Inc.	29,000	1,400,583
Mizuho Financial Group, Inc.	292,900	513,465
MS&AD Insurance Group Holdings, Inc.	66,500	2,143,054
Nexon Co. Ltd. *	24,300	635,258
NH Foods Ltd.	48,000	1,319,228
Nippon Building Fund, Inc., REIT	41	204,401
Nippon Electric Glass Co. Ltd.	13,600	527,191
Nippon Express Co. Ltd.	34,700	2,262,165
Nippon Telegraph & Telephone Corp.	86,638	3,969,816
Nomura Holdings, Inc.	76,100	426,996
Nomura Real Estate Holdings, Inc.	3,900	83,195
Nomura Research Institute Ltd.	4,900	191,360
NTT DOCOMO, Inc.	39,500	902,843
Obayashi Corp.	25,400	304,659
ORIX Corp.	25,300	408,449
Otsuka Corp.	3,000	192,407
Panasonic Corp.	100,400	1,457,003
Rakuten, Inc.	95,500	1,042,645
Resona Holdings, Inc.	444,800	2,286,897
Sega Sammy Holdings, Inc.	66,100	923,985
Sekisui House Ltd.	15,600	262,949
Seven & i Holdings Co. Ltd.	49,300	1,904,679
Shimamura Co. Ltd.	1,100	131,950
Shimizu Corp.	19,100	211,807
Shin-Etsu Chemical Co. Ltd.	7,900	707,050
Shionogi & Co. Ltd.	12,000	656,003
Shiseido Co. Ltd.	16,900	676,374
SoftBank Group Corp.	48,300	3,916,951
Sompo Holdings, Inc.	28,500	1,110,629
Sony Corp.	38,500	1,436,384
Start Today Co. Ltd.	11,900	377,113
Subaru Corp.	38,021	1,371,309
Sumitomo Dainippon Pharma Co. Ltd.	54,000	703,463
Sumitomo Heavy Industries Ltd.	18,800	754,615
Sumitomo Mitsui Financial Group, Inc.	29,936	1,150,715
Sumitomo Realty & Development Co. Ltd.	12,261	370,960
Taisei Corp.	19,600	1,027,861
THK Co. Ltd.	19,100	651,475
Tokyo Electron Ltd.	4,500	692,771
Tokyu Fudosan Holdings Corp.	12,883	77,761
Toyota Motor Corp.	16,178	964,669
Toyota Tsusho Corp.	3,200	105,170
Yokogawa Electric Corp.	32,400	552,118

		80,852,939

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR INTERNATIONAL EQUITY FUND

INVESTMENTS	SHARES	VALUE
Netherlands - 4.1%
ABN AMRO Group NV, CVA (b)	77,719	$2,327,235
ASML Holding NV	9,553	1,632,394
ING Groep NV	98,316	1,812,195
Koninklijke DSM NV	8,488	694,879
Koninklijke Philips NV	58,758	2,424,354
NN Group NV	58,712	2,458,645
Randstad Holding NV	8,580	530,276
Royal Dutch Shell plc, Class B	96,178	2,960,948
Wolters Kluwer NV	40,151	1,855,581

		16,696,507

Singapore - 0.5%
Ascendas REIT	102,137	200,733
CapitaLand Commercial Trust, REIT	121,300	148,329
CapitaLand Mall Trust, REIT	120,594	177,977
Genting Singapore plc	1,505,400	1,301,739
Sembcorp Industries Ltd.	29,317	64,183
Singapore Exchange Ltd.	25,572	139,525

		2,032,486

South Africa - 0.9%
Investec plc	198,934	1,454,282
Mondi plc	89,891	2,416,735

		3,871,017

Spain - 3.0%
Abertis Infraestructuras SA	17,160	346,923
Aena SME SA (b)	3,717	671,763
Banco Bilbao Vizcaya Argentaria SA	94,935	848,757
Banco Santander SA	587,079	4,106,528
Endesa SA	80,674	1,820,412
Mapfre SA	455,904	1,485,602
Repsol SA	161,688	2,983,850

		12,263,835

Sweden - 2.8%
Atlas Copco AB, Class B	6,481	251,772
Boliden AB	70,498	2,391,247
Electrolux AB, Series B	45,004	1,531,747
Essity AB, Class B *	35,602	970,655
Getinge AB, Class B	30,185	566,694
Investor AB, Class B	9,454	467,729
Sandvik AB	48,569	838,820
Skandinaviska Enskilda Banken AB, Class A	37,640	496,592
Skanska AB, Class B	39,655	919,566
Swedish Match AB	44,881	1,576,284
Tele2 AB, Class B	9,480	108,633
Telefonaktiebolaget LM Ericsson, Class B	83,473	481,229
Volvo AB, Class B	34,801	671,939

		11,272,907

Switzerland - 8.4%
ABB Ltd. (Registered)	122,802	3,036,647
Adecco Group AG (Registered) *	35,247	2,745,901
Coca-Cola HBC AG *	67,092	2,271,652
Ferguson plc	3,224	211,524
Glencore plc *	84,951	389,926
Lonza Group AG (Registered) *	7,504	1,971,785

INVESTMENTS	SHARES	VALUE
Switzerland - 8.4% (continued)
Nestle SA (Registered)	67,286	$5,648,071
Novartis AG (Registered)	40,962	3,513,514
Partners Group Holding AG	2,321	1,575,722
Roche Holding AG	18,525	4,735,363
Sika AG	425	3,164,418
Sonova Holding AG (Registered)	1,970	334,380
Straumann Holding AG (Registered)	576	370,434
Swiss Life Holding AG (Registered) *	2,026	714,250
Swiss Re AG	9,175	831,662
Zurich Insurance Group AG	7,728	2,361,518

		33,876,767

United Kingdom - 12.7%
3i Group plc	29,271	358,368
Anglo American plc	8,748	157,275
Ashtead Group plc	101,563	2,450,108
Barclays plc	2,103,822	5,455,175
Barratt Developments plc	339,127	2,793,790
Berkeley Group Holdings plc	5,085	253,420
BP plc	67,859	434,705
British Land Co. plc (The), REIT	28,168	227,420
BT Group plc	774,093	2,944,259
Burberry Group plc	5,298	125,094
Diageo plc	31,221	1,026,719
Fiat Chrysler Automobiles NV *	51,120	916,141
G4S plc	35,248	131,506
GKN plc	29,456	136,486
GlaxoSmithKline plc	101,068	2,020,412
Hammerson plc, REIT	24,134	173,773
HSBC Holdings plc	213,618	2,111,793
Imperial Brands plc	14,879	635,048
International Consolidated Airlines Group SA	100,273	799,130
Land Securities Group plc, REIT	21,548	281,033
Lloyds Banking Group plc	3,036,875	2,759,782
London Stock Exchange Group plc	8,751	449,328
Old Mutual plc	42,370	110,373
Pearson plc	30,751	252,177
Persimmon plc	147,603	5,108,155
Randgold Resources Ltd.	1,836	179,445
Reckitt Benckiser Group plc	9,576	874,941
RELX plc	31,122	683,013
Rio Tinto Ltd.	12,593	660,061
Rio Tinto plc	59,106	2,751,333
Royal Bank of Scotland Group plc *	51,048	183,763
Royal Mail plc	480,854	2,475,960
Sky plc	35,934	440,834
Standard Chartered plc *	57,361	570,346
Standard Life Aberdeen plc	50,485	293,464
Tate & Lyle plc	354,313	3,076,570
Taylor Wimpey plc	918,260	2,406,712
Unilever plc	31,121	1,801,264
Wm Morrison Supermarkets plc	398,035	1,248,994
WPP plc	84,466	1,567,359

		51,325,529

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR INTERNATIONAL EQUITY FUND

INVESTMENTS	SHARES	VALUE
United States - 0.3%
Shire plc	25,194	$1,283,226

TOTAL COMMON STOCKS (Cost $301,138,717)		355,496,387

RIGHT - 0.0% (c)	NO. OF RIGHTS

Singapore - 0.0% (c)
CapitaLand Commercial Trust,
expiring 10/19/2017 * (Cost $—)	20,135	4,389

SHORT-TERM INVESTMENTS - 10.0%	SHARES

Investment Companies - 10.0%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.92% (d)(e)	7,136,271	7,136,271
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.89% (d)(e)	3,229,737	3,229,737
Limited Purpose Cash Investment Fund, 0.97% (d)	30,125,080	30,122,068

TOTAL SHORT-TERM INVESTMENTS (Cost $40,488,076)		40,488,076

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 97.8% (Cost $341,626,793)		395,988,852

OTHER ASSETS IN EXCESS OF LIABILITIES - 2.2% (f)		9,066,700

NET ASSETS - 100.0%		$405,055,552

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$42,437,487	10.5%
Consumer Staples	26,896,437	6.6
Energy	9,632,938	2.4
Financials	67,168,671	16.6
Health Care	35,633,865	8.8
Industrials	59,273,442	14.6
Information Technology	26,290,680	6.5
Materials	39,667,553	9.8
Real Estate	18,741,745	4.6
Telecommunication Services	15,293,026	3.8
Utilities	14,464,932	3.6
Short-Term Investments	40,488,076	10.0

Total Investments In Securities At Value	395,988,852	97.8
Other Assets in Excess of Liabilities (f)	9,066,700	2.2

Net Assets	$405,055,552	100.0%

*	Non-income producing security.
(a)	Security fair valued as of September 30, 2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at September 30, 2017 amounted to $2,570, which represents approximately 0.00% of net assets of the fund.
(b)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2017 amounted to $8,569,748, which represents approximately 2.12% of net assets of the fund.
(c)	Represents less than 0.05% of net assets.
(d)	Represents 7-day effective yield as of September 30, 2017.
(e)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(f)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(3)	Level 3 security (See Note 4).

Abbreviations

CVA - Dutch Certification

OYJ - Public Traded Company

Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT - Real Estate Investment Trust

SCA - Limited partnership with share capital

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR INTERNATIONAL EQUITY FUND

Total return swap contracts outstanding as of September 30, 2017:

Over the Counter

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Hang Seng Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	JPMC	10/30/2017	HKD	57,781,500	$(34,281)
Hang Seng Index October Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	10/30/2017	HKD	35,769,500	(3,989)
Swiss Market Index December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	12/15/2017		CHF (25,018,940)	(325,482)
Swiss Market Index December Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	JPMC	12/15/2017	CHF	(1,004,410)	(12,245)

								(375,997)

								$(375,997)

Futures contracts outstanding as of September 30, 2017:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
CAC 40 10 Euro Index	100	10/2017	EUR	$6,295,390	$133,105
Hang Seng Index	137	10/2017	HKD	24,127,932	(24,611)
IBEX 35 Index	41	10/2017	EUR	5,006,186	7,160
MSCI Singapore Index	61	10/2017	SGD	1,617,807	5,198
DAX Index	142	12/2017	EUR	53,697,145	1,154,622
FTSE/MIB Index	50	12/2017	EUR	6,687,190	138,158
TOPIX Index	258	12/2017	JPY	38,404,799	2,057,473

					3,471,105

Short Contracts
Amsterdam Exchange Index	(59)	10/2017	EUR	(7,487,833)	(131,610)
OMXS30 Index	(459)	10/2017	SEK	(9,223,787)	(322,371)
FTSE 100 Index	(405)	12/2017	GBP	(39,777,196)	49,411
SPI 200 Index	(190)	12/2017	AUD	(21,118,400)	130,486

					(274,084)

					$3,197,021

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR INTERNATIONAL EQUITY FUND

Forward foreign currency contracts outstanding as of September 30, 2017:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
AUD	186,400	USD	145,915	CITG	12/20/2017	$162
AUD	279,600	USD	218,873	JPMC	12/20/2017	242
CHF	104,800	USD	108,487	CITG	12/20/2017	329
CHF	157,200	USD	162,730	JPMC	12/20/2017	494
DKK	193,600	USD	30,781	CITG	12/20/2017	115
DKK	290,400	USD	46,172	JPMC	12/20/2017	172
EUR	982,718	USD	1,165,286	CITG	12/20/2017	1,397
EUR	1,474,077	USD	1,747,932	JPMC	12/20/2017	2,093
GBP	794,000	USD	1,055,222	CITG	12/20/2017	11,368
GBP	1,191,000	USD	1,582,835	JPMC	12/20/2017	17,049
HKD	4,436,800	USD	568,685	CITG	12/20/2017	431
HKD	6,655,200	USD	853,029	JPMC	12/20/2017	645
ILS	2,683,600	USD	754,447	CITG	12/20/2017	6,940
ILS	4,025,400	USD	1,131,672	JPMC	12/20/2017	10,409
SGD	196,469	USD	144,472	CITG	12/20/2017	497
SGD	294,702	USD	216,707	JPMC	12/20/2017	745
USD	70,715	AUD	88,800	CITG	12/20/2017	1,125
USD	106,072	AUD	133,200	JPMC	12/20/2017	1,687
USD	12,100,575	CHF	11,498,720	CITG	12/20/2017	161,229
USD	18,150,840	CHF	17,248,080	JPMC	12/20/2017	241,821
USD	504,854	DKK	3,138,000	CITG	12/20/2017	4,071
USD	757,280	DKK	4,707,000	JPMC	12/20/2017	6,106
USD	9,062,922	EUR	7,558,400	CITG	12/20/2017	89,590
USD	13,594,366	EUR	11,337,600	JPMC	12/20/2017	134,367
USD	46,850	GBP	34,800	CITG	12/20/2017	103
USD	70,275	GBP	52,200	JPMC	12/20/2017	154
USD	111,690	HKD	870,400	CITG	12/20/2017	42
USD	167,534	HKD	1,305,600	JPMC	12/20/2017	62
USD	11,254,709	JPY	1,236,389,200	CITG	12/20/2017	223,305
USD	16,882,043	JPY	1,854,583,800	JPMC	12/20/2017	334,936
USD	4,236,367	SEK	33,984,400	CITG	12/20/2017	44,085
USD	6,354,542	SEK	50,976,600	JPMC	12/20/2017	66,119
USD	37,476	SGD	50,400	CITG	12/20/2017	287
USD	56,214	SGD	75,600	JPMC	12/20/2017	431

Total unrealized appreciation						1,362,608

AUD	8,820,440	USD	7,018,005	CITG	12/20/2017	(105,674)
AUD	13,230,660	USD	10,527,021	JPMC	12/20/2017	(158,523)
CHF	116,800	USD	123,979	CITG	12/20/2017	(2,703)
CHF	175,200	USD	185,969	JPMC	12/20/2017	(4,056)
DKK	1,698,800	USD	273,745	CITG	12/20/2017	(2,639)
DKK	2,548,200	USD	410,617	JPMC	12/20/2017	(3,959)
EUR	19,086,242	USD	22,927,584	CITG	12/20/2017	(268,398)
EUR	28,629,363	USD	34,392,874	JPMC	12/20/2017	(404,095)
GBP	11,713,200	USD	15,858,952	CITG	12/20/2017	(124,470)
GBP	17,569,800	USD	23,788,458	JPMC	12/20/2017	(186,734)
HKD	2,646,800	USD	339,651	CITG	12/20/2017	(142)
HKD	3,970,200	USD	509,478	JPMC	12/20/2017	(214)
ILS	104,800	USD	30,036	CITG	12/20/2017	(302)
ILS	157,200	USD	45,054	JPMC	12/20/2017	(454)
JPY	2,716,403,920	USD	24,914,702	CITG	12/20/2017	(678,200)
JPY	4,074,605,880	USD	37,372,100	JPMC	12/20/2017	(1,017,346)
NOK	27,163,200	USD	3,485,757	CITG	12/20/2017	(68,972)
NOK	40,744,800	USD	5,228,642	JPMC	12/20/2017	(103,464)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR INTERNATIONAL EQUITY FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
SEK	451,200	USD	56,771	CITG	12/20/2017	$ (1,112)
SEK	676,800	USD	85,157	JPMC	12/20/2017	(1,668)
SGD	858,051	USD	635,969	CITG	12/20/2017	(2,839)
SGD	1,287,078	USD	953,956	JPMC	12/20/2017	(4,260)
USD	56,189	CHF	54,400	CITG	12/20/2017	(296)
USD	84,283	CHF	81,600	JPMC	12/20/2017	(444)
USD	99,927	DKK	628,000	CITG	12/20/2017	(293)
USD	149,890	DKK	942,000	JPMC	12/20/2017	(440)
USD	49,739	EUR	42,000	CITG	12/20/2017	(124)
USD	74,608	EUR	63,000	JPMC	12/20/2017	(186)
USD	21,429,550	GBP	16,551,880	CITG	12/20/2017	(804,789)
USD	32,144,285	GBP	24,827,820	JPMC	12/20/2017	(1,207,223)
USD	57,852	HKD	451,200	CITG	12/20/2017	(24)
USD	86,778	HKD	676,800	JPMC	12/20/2017	(36)
USD	22,903	ILS	81,200	CITG	12/20/2017	(135)
USD	34,354	ILS	121,800	JPMC	12/20/2017	(202)
USD	689,163	JPY	77,326,800	CITG	12/20/2017	(768)
USD	1,033,743	JPY	115,990,200	JPMC	12/20/2017	(1,154)
USD	246	SEK	2,000	CITG	12/20/2017	(1)
USD	369	SEK	3,000	JPMC	12/20/2017	(1)
USD	110,953	SGD	150,800	CITG	12/20/2017	(317)
USD	166,430	SGD	226,200	JPMC	12/20/2017	(476)

Total unrealized depreciation						(5,157,133)

Net unrealized depreciation						$(3,794,525)

AUD - Australian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

ILS - Israeli Shekel

JPY - Japanese Yen

NOK - Norwegian Krone

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at September 30, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
BARC
Cash	$—	$8,705,023	$8,705,023

CITG
Investment Companies	1,500,511	—	1,500,511

GSIN
Investment Companies	3,229,737	—	3,229,737

JPMC
Investment Companies	5,629,658	—	5,629,658

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
LONG POSITIONS - 130.6%

COMMON STOCKS - 125.5%

Aerospace & Defense - 5.4%
Boeing Co. (The) (a)	1,006	$255,735
BWX Technologies, Inc.	875	49,018
Curtiss-Wright Corp.	652	68,160
Esterline Technologies Corp. *	366	32,995
Huntington Ingalls Industries, Inc.	459	103,936
L3 Technologies, Inc.	168	31,656
Northrop Grumman Corp.	156	44,884
Raytheon Co.	267	49,817
Spirit AeroSystems Holdings, Inc., Class A (a)	2,498	194,145
Textron, Inc.	837	45,098
United Technologies Corp.	106	12,304

		887,748

Air Freight & Logistics - 0.6%
FedEx Corp.	457	103,090

Airlines - 1.0%
Delta Air Lines, Inc.	834	40,215
JetBlue Airways Corp. *	1,799	33,335
Southwest Airlines Co.	470	26,311
United Continental Holdings, Inc. *	1,028	62,585

		162,446

Auto Components - 0.9%
Dana, Inc.	617	17,252
Lear Corp.	791	136,906

		154,158

Automobiles - 1.4%
Ford Motor Co.	3,221	38,556
General Motors Co.	3,295	133,052
Thor Industries, Inc.	463	58,296

		229,904

Banks - 7.7%
Bank of America Corp. (a)	6,189	156,829
BankUnited, Inc.	1,329	47,273
Citigroup, Inc.	1,609	117,039
Comerica, Inc.	236	17,997
Fulton Financial Corp.	213	3,994
Hancock Holding Co.	62	3,004
JPMorgan Chase & Co. (a)	2,736	261,315
KeyCorp	511	9,617
PNC Financial Services Group, Inc. (The) (a)	1,080	145,552
Popular, Inc.	3,220	115,727
Regions Financial Corp.	3,548	54,036
SunTrust Banks, Inc.	1,233	73,696
Synovus Financial Corp.	999	46,014
TCF Financial Corp.	782	13,325
Umpqua Holdings Corp.	196	3,824
US Bancorp	503	26,956
Wells Fargo & Co. (a)	3,259	179,734
Zions Bancorp	152	7,171

		1,283,103

Beverages - 0.2%
Boston Beer Co., Inc. (The), Class A *	84	13,121

INVESTMENTS	SHARES	VALUE
Beverages - 0.2% (continued)
PepsiCo, Inc.	224	$24,960

		38,081

Biotechnology - 6.7%
AbbVie, Inc.	1,142	101,478
Alexion Pharmaceuticals, Inc. *	630	88,383
Amgen, Inc.	658	122,684
Biogen, Inc. *	245	76,714
Bioverativ, Inc. *	1,282	73,164
Celgene Corp. *	833	121,468
Exelixis, Inc. *	3,968	96,144
Gilead Sciences, Inc. (a)	2,953	239,252
United Therapeutics Corp. *	694	81,330
Vertex Pharmaceuticals, Inc. *	743	112,966

		1,113,583

Building Products - 0.9%
Masco Corp.	343	13,380
Owens Corning	1,626	125,771
USG Corp. *	498	16,260

		155,411

Capital Markets - 2.3%
Ameriprise Financial, Inc.	298	44,256
Bank of New York Mellon Corp. (The)	308	16,330
BlackRock, Inc.	104	46,497
Franklin Resources, Inc.	1,429	63,605
Goldman Sachs Group, Inc. (The)	353	83,728
Invesco Ltd.	1,267	44,396
Morgan Stanley	903	43,497
S&P Global, Inc.	152	23,759
State Street Corp.	88	8,408

		374,476

Chemicals - 3.6%
Cabot Corp.	1,045	58,311
Celanese Corp., Series A (a)	1,378	143,684
Chemours Co. (The)	1,790	90,592
DowDuPont, Inc.	306	21,184
Eastman Chemical Co.	818	74,021
Huntsman Corp.	689	18,892
LyondellBasell Industries NV, Class A (a)	1,533	151,844
Monsanto Co.	251	30,075
PPG Industries, Inc.	52	5,650

		594,253

Commercial Services & Supplies - 0.2%
Pitney Bowes, Inc.	815	11,418
Waste Management, Inc.	207	16,202

		27,620

Communications Equipment - 2.0%
Cisco Systems, Inc. (a)	4,743	159,507
F5 Networks, Inc. *	360	43,401
Juniper Networks, Inc.	4,355	121,200

		324,108

Construction & Engineering - 0.3%
Fluor Corp.	856	36,038

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
Construction & Engineering - 0.3% (continued)
Jacobs Engineering Group, Inc.	120	$6,992

		43,030

Consumer Finance - 0.7%
Capital One Financial Corp.	994	84,152
Discover Financial Services	508	32,756

		116,908

Containers & Packaging - 0.3%
Avery Dennison Corp.	43	4,229
Graphic Packaging Holding Co.	3,299	46,021

		50,250

Diversified Consumer Services - 0.0% (b)
H&R Block, Inc.	120	3,178

Diversified Financial Services - 1.3%
Berkshire Hathaway, Inc., Class B *(a)	1,201	220,167

Diversified Telecommunication Services - 1.6%
AT&T, Inc. (a)	3,823	149,747
Verizon Communications, Inc.	2,302	113,926

		263,673

Electric Utilities - 3.3%
American Electric Power Co., Inc.	1,934	135,844
Edison International	1,710	131,961
Eversource Energy	643	38,863
Exelon Corp.	2,671	100,617
Hawaiian Electric Industries, Inc.	483	16,118
PG&E Corp.	1,794	122,153

		545,556

Electrical Equipment - 0.4%
Eaton Corp. plc	143	10,981
Emerson Electric Co.	250	15,710
Hubbell, Inc.	17	1,972
Regal Beloit Corp.	432	34,128
Rockwell Automation, Inc.	29	5,168

		67,959

Electronic Equipment, Instruments & Components - 1.7%
Arrow Electronics, Inc. *	454	36,506
Avnet, Inc.	1,348	52,976
CDW Corp.	527	34,782
Corning, Inc.	588	17,593
Dolby Laboratories, Inc., Class A	84	4,832
Flex Ltd. *	942	15,609
FLIR Systems, Inc.	435	16,926
Jabil, Inc.	1,114	31,805
TE Connectivity Ltd.	767	63,707

		274,736

Energy Equipment & Services - 1.4%
Baker Hughes a GE Co.	40	1,465
Diamond Offshore Drilling, Inc. *	4,865	70,542
Halliburton Co.	1,518	69,874
Oceaneering International, Inc.	2,168	56,953
Oil States International, Inc. *	1,246	31,586

INVESTMENTS	SHARES	VALUE
Energy Equipment & Services - 1.4% (continued)
Schlumberger Ltd.	47	$3,279

		233,699

Equity Real Estate Investment Trusts (REITs) - 3.0%
American Tower Corp.	168	22,962
AvalonBay Communities, Inc.	34	6,066
Boston Properties, Inc.	183	22,487
Crown Castle International Corp.	212	21,196
Digital Realty Trust, Inc.	154	18,223
Equinix, Inc.	13	5,802
Equity Residential	274	18,065
GGP, Inc.	1,090	22,639
HCP, Inc.	1,476	41,077
Host Hotels & Resorts, Inc.	507	9,374
Prologis, Inc.	751	47,659
Public Storage	181	38,732
Realty Income Corp.	857	49,012
Simon Property Group, Inc.	292	47,015
Ventas, Inc.	772	50,280
Vornado Realty Trust	142	10,917
Welltower, Inc.	595	41,817
Weyerhaeuser Co.	578	19,669

		492,992

Food & Staples Retailing - 1.7%
CVS Health Corp.	767	62,372
Walgreens Boots Alliance, Inc.	444	34,286
Wal-Mart Stores, Inc. (a)	2,420	189,099

		285,757

Food Products - 2.1%
Archer-Daniels-Midland Co.	2,129	90,504
Bunge Ltd.	81	5,626
Campbell Soup Co.	358	16,761
Conagra Brands, Inc.	1,251	42,209
Dean Foods Co.	2,203	23,969
Flowers Foods, Inc.	1,325	24,923
Ingredion, Inc.	227	27,385
JM Smucker Co. (The)	149	15,635
Mondelez International, Inc., Class A	333	13,540
Pilgrim’s Pride Corp. *	1,769	50,257
Tyson Foods, Inc., Class A	447	31,491

		342,300

Gas Utilities - 0.4%
UGI Corp.	1,520	71,227

Health Care Equipment & Supplies - 2.3%
Baxter International, Inc. (a)	2,964	185,991
Boston Scientific Corp. *	230	6,709
Danaher Corp.	451	38,687
Globus Medical, Inc., Class A *	487	14,473
Hill-Rom Holdings, Inc.	149	11,026
Masimo Corp. *	355	30,729
Medtronic plc	761	59,183
Varian Medical Systems, Inc. *	194	19,412
Zimmer Biomet Holdings, Inc.	119	13,934

		380,144

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
Health Care Providers & Services - 4.5%
Aetna, Inc.	334	$53,109
Anthem, Inc.	237	45,002
Cardinal Health, Inc.	41	2,744
Centene Corp. *	1,136	109,931
Cigna Corp.	23	4,300
DaVita, Inc. *	447	26,547
Express Scripts Holding Co. *	1,532	97,006
HCA Healthcare, Inc. *	124	9,869
Humana, Inc.	332	80,885
McKesson Corp.	713	109,524
UnitedHealth Group, Inc.	623	122,014
WellCare Health Plans, Inc. *	451	77,455

		738,386

Hotels, Restaurants & Leisure - 1.9%
Brinker International, Inc.	97	3,090
Buffalo Wild Wings, Inc. *	320	33,824
Darden Restaurants, Inc.	365	28,755
Extended Stay America, Inc.	2,154	43,080
Hyatt Hotels Corp., Class A *	87	5,376
Las Vegas Sands Corp.	2,082	133,581
Royal Caribbean Cruises Ltd.	159	18,848
Starbucks Corp.	617	33,139
Wyndham Worldwide Corp.	78	8,222

		307,915

Household Durables - 2.7%
CalAtlantic Group, Inc.	415	15,201
DR Horton, Inc.	2,871	114,639
NVR, Inc. *	43	122,765
PulteGroup, Inc.	1,758	48,046
Toll Brothers, Inc.	1,031	42,756
Tupperware Brands Corp.	920	56,874
Whirlpool Corp.	211	38,917

		439,198

Household Products - 1.1%
Procter & Gamble Co. (The) (a)	1,921	174,773

Independent Power and Renewable Electricity Producers - 0.3%
Vistra Energy Corp.	2,770	51,771

Industrial Conglomerates - 0.7%
General Electric Co.	2,784	67,317
Honeywell International, Inc.	390	55,279

		122,596

Insurance - 4.8%
Aflac, Inc.	1,658	134,945
Allstate Corp. (The)	849	78,032
American International Group, Inc.	585	35,913
Assurant, Inc.	121	11,558
Assured Guaranty Ltd.	4,147	156,549
First American Financial Corp.	966	48,271
FNF Group	431	20,455
Hartford Financial Services Group, Inc. (The)	979	54,266
Lincoln National Corp.	1,039	76,346
Prudential Financial, Inc.	317	33,703
Reinsurance Group of America, Inc.	372	51,905

INVESTMENTS	SHARES	VALUE
Insurance - 4.8% (continued)
Travelers Cos., Inc. (The)	580	$71,062
Unum Group	455	23,264

		796,269

Internet & Direct Marketing Retail - 1.6%
Amazon.com, Inc. *(a)	194	186,502
Liberty Expedia Holdings, Inc., Class A *	484	25,705
Liberty Interactive Corp. QVC Group, Class A *	2,126	50,110

		262,317

Internet Software & Services - 6.3%
Akamai Technologies, Inc. *	1,942	94,614
Alphabet, Inc., Class A *(a)	209	203,507
Alphabet, Inc., Class C *(a)	194	186,067
eBay, Inc. *(a)	5,995	230,568
Facebook, Inc., Class A *(a)	1,461	249,641
IAC/InterActiveCorp *	525	61,730
MercadoLibre, Inc. (Argentina)	72	18,643

		1,044,770

IT Services - 3.1%
Accenture plc, Class A	25	3,377
Booz Allen Hamilton Holding Corp.	217	8,114
Cognizant Technology Solutions Corp., Class A	952	69,058
Convergys Corp.	2,228	57,683
CoreLogic, Inc. *	811	37,484
DST Systems, Inc.	166	9,110
DXC Technology Co.	247	21,212
Euronet Worldwide, Inc. *	155	14,693
International Business Machines Corp. (a)	1,085	157,412
MAXIMUS, Inc.	636	41,022
Science Applications International Corp.	784	52,410
Teradata Corp. *	57	1,926
Total System Services, Inc.	560	36,680

		510,181

Leisure Products - 0.3%
Brunswick Corp.	793	44,384

Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	296	19,003
Charles River Laboratories International, Inc. *	375	40,507
INC Research Holdings, Inc., Class A *	479	25,052
QIAGEN NV *	509	16,034
Thermo Fisher Scientific, Inc.	13	2,460

		103,056

Machinery - 4.3%
AGCO Corp.	693	51,123
Allison Transmission Holdings, Inc.	122	4,579
Caterpillar, Inc.	31	3,866
Colfax Corp. *	568	23,651
Crane Co.	1,300	103,987
Cummins, Inc.	655	110,060
Dover Corp.	147	13,434
Ingersoll-Rand plc	1,449	129,207

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
Machinery - 4.3% (continued)
ITT, Inc.	1,148	$50,822
Oshkosh Corp.	1,086	89,638
PACCAR, Inc.	136	9,838
Parker-Hannifin Corp.	47	8,226
Timken Co. (The)	2,323	112,782
Woodward, Inc.	28	2,173

		713,386

Media - 2.3%
AMC Networks, Inc., Class A *	978	57,184
CBS Corp. (Non-Voting), Class B	109	6,322
Comcast Corp., Class A	2,552	98,201
Interpublic Group of Cos., Inc. (The)	1,534	31,892
John Wiley & Sons, Inc., Class A	149	7,971
Liberty Global plc, Class C (United Kingdom) *	886	28,972
Time Warner, Inc.	454	46,512
Twenty-First Century Fox, Inc., Class A	1,070	28,227
Viacom, Inc., Class B	97	2,700
Walt Disney Co. (The)	822	81,025

		389,006

Metals & Mining - 1.4%
Alcoa Corp. *	607	28,298
Freeport-McMoRan, Inc. *	4,374	61,411
Newmont Mining Corp.	90	3,376
Reliance Steel & Aluminum Co.	414	31,534
Royal Gold, Inc.	43	3,700
Steel Dynamics, Inc.	2,362	81,418
Worthington Industries, Inc.	626	28,796

		238,533

Mortgage Real Estate Investment Trusts (REITs) - 0.2%
Annaly Capital Management, Inc.	2,197	26,781

Multiline Retail - 0.6%
Big Lots, Inc.	280	15,000
Kohl’s Corp.	694	31,681
Target Corp.	884	52,165

		98,846

Multi-Utilities - 3.2%
Ameren Corp.	2,309	133,552
CenterPoint Energy, Inc.	485	14,167
Consolidated Edison, Inc.	692	55,831
DTE Energy Co.	1,070	114,875
MDU Resources Group, Inc.	2,119	54,988
Public Service Enterprise Group, Inc. (a)	3,371	155,909

		529,322

Oil, Gas & Consumable Fuels - 4.6%
Anadarko Petroleum Corp.	561	27,405
Cabot Oil & Gas Corp.	273	7,303
Chevron Corp.	521	61,217
ConocoPhillips	988	49,449
CONSOL Energy, Inc. *	2,269	38,437
Devon Energy Corp.	2,724	99,998
Energen Corp. *	316	17,279
Exxon Mobil Corp.	1,159	95,015
Marathon Petroleum Corp.	1,234	69,203

INVESTMENTS	SHARES	VALUE
Oil, Gas & Consumable Fuels - 4.6% (continued)
Murphy Oil Corp.	662	$17,583
Newfield Exploration Co. *	512	15,191
Pioneer Natural Resources Co.	96	14,164
QEP Resources, Inc. *	3,529	30,243
Rice Energy, Inc. *	107	3,097
Southwestern Energy Co. *	4,657	28,454
Valero Energy Corp.	1,045	80,392
Williams Cos., Inc. (The)	460	13,805
World Fuel Services Corp.	2,719	92,201

		760,436

Personal Products - 0.1%
Nu Skin Enterprises, Inc., Class A	178	10,943

Pharmaceuticals - 3.1%
Akorn, Inc. *	15	498
Bristol-Myers Squibb Co.	529	33,719
Johnson & Johnson (a)	1,231	160,042
Mallinckrodt plc *	285	10,650
Merck & Co., Inc.	2,198	140,738
Pfizer, Inc. (a)	4,914	175,430

		521,077

Professional Services - 0.7%
ManpowerGroup, Inc.	517	60,913
Robert Half International, Inc.	1,123	56,532

		117,445

Road & Rail - 1.3%
Norfolk Southern Corp.	533	70,484
Ryder System, Inc.	111	9,385
Union Pacific Corp.	1,186	137,540

		217,409

Semiconductors & Semiconductor Equipment - 5.8%
Applied Materials, Inc.	2,555	133,090
Cirrus Logic, Inc. *	296	15,783
First Solar, Inc. *	443	20,325
Intel Corp. (a)	4,259	162,183
KLA-Tencor Corp.	508	53,848
Lam Research Corp.	288	53,292
Marvell Technology Group Ltd.	1,736	31,074
Maxim Integrated Products, Inc.	1,049	50,048
Micron Technology, Inc. *	3,428	134,823
Microsemi Corp. *	87	4,479
NVIDIA Corp.	321	57,385
ON Semiconductor Corp. *	367	6,778
QUALCOMM, Inc.	504	26,127
Skyworks Solutions, Inc.	412	41,983
Synaptics, Inc. *	441	17,278
Teradyne, Inc.	1,757	65,519
Texas Instruments, Inc.	895	80,228
Versum Materials, Inc.	364	14,130

		968,373

Software - 6.4%
Activision Blizzard, Inc.	569	36,706
Adobe Systems, Inc. *	28	4,177
CA, Inc.	204	6,809

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
Software - 6.4% (continued)
Cadence Design Systems, Inc. *	1,667	$65,796
Citrix Systems, Inc. *	1,189	91,339
Dell Technologies, Inc., Class V *	382	29,494
Electronic Arts, Inc. *	527	62,218
Fortinet, Inc. *	213	7,634
Intuit, Inc.	259	36,814
Manhattan Associates, Inc. *	1,363	56,660
Micro Focus International plc, ADR (United Kingdom) *	763	24,340
Microsoft Corp. (a)	4,843	360,755
Oracle Corp. (a)	3,336	161,296
Red Hat, Inc. *	364	40,353
VMware, Inc., Class A *	85	9,281
Zynga, Inc., Class A *	16,270	61,501

		1,055,173

Specialty Retail - 3.1%
Bed Bath & Beyond, Inc.	2,336	54,826
Best Buy Co., Inc.	1,746	99,452
Chico’s FAS, Inc.	4,943	44,240
Dick’s Sporting Goods, Inc.	295	7,968
Foot Locker, Inc.	802	28,246
GameStop Corp., Class A	1,924	39,750
Home Depot, Inc. (The)	410	67,060
Lowe’s Cos., Inc.	1,003	80,180
Michaels Cos., Inc. (The) *	1,035	22,221
Office Depot, Inc.	6,477	29,406
Ross Stores, Inc.	205	13,237
TJX Cos., Inc. (The)	433	31,925

		518,511

Technology Hardware, Storage & Peripherals - 4.5%
Apple, Inc. (a)	2,910	448,489
Hewlett Packard Enterprise Co.	5,933	87,275
HP, Inc.	2,051	40,938
Seagate Technology plc	1,701	56,422
Western Digital Corp.	785	67,824
Xerox Corp.	1,304	43,410

		744,358

Textiles, Apparel & Luxury Goods - 0.8%
Deckers Outdoor Corp. *	957	65,468
Michael Kors Holdings Ltd. *	1,339	64,071
Skechers U.S.A., Inc., Class A *	309	7,753

		137,292

Tobacco - 1.0%
Altria Group, Inc.	1,123	71,221
Philip Morris International, Inc.	894	99,243

		170,464

Trading Companies & Distributors - 0.8%
MSC Industrial Direct Co., Inc., Class A	187	14,132
United Rentals, Inc. *	388	53,831
WESCO International, Inc. *	638	37,164
WW Grainger, Inc.	163	29,299

		134,426

TOTAL COMMON STOCKS (Cost $19,439,207)		20,786,954

INVESTMENTS	SHARES	VALUE
EXCHANGE TRADED FUND - 2.9%
SPDR S&P500 Fund Trust (Cost $476,369)	1,923	$483,115

SHORT-TERM INVESTMENTS - 2.2%

Investment Companies - 2.2%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.91% (2)(c)	246	246
Dreyfus Treasury & Agency Cash Management, Institutional Shares, 0.89% (2)(c)	982	982
Limited Purpose Cash Investment Fund, 0.97% (2)(c)	351,782	351,747
UBS Select Treasury Preferred Fund, Class I, 0.87% (2)(c)	1,228	1,228

TOTAL SHORT-TERM INVESTMENTS (Cost $354,202)		354,203

TOTAL LONG POSITIONS (Cost $20,269,778)		21,624,272

SHORT POSITIONS - (29.6)%

COMMON STOCKS - (29.6)%

Aerospace & Defense - (1.8)%
HEICO Corp.	(1,183)	(106,245)
KLX, Inc. *	(314)	(16,620)
TransDigm Group, Inc.	(655)	(167,451)

		(290,316)

Air Freight & Logistics - (0.1)%
XPO Logistics, Inc. *	(164)	(11,116)

Airlines - (0.2)%
American Airlines Group, Inc.	(628)	(29,824)

Banks - (1.4)%
Bank of the Ozarks, Inc.	(1,697)	(81,541)
Chemical Financial Corp.	(839)	(43,846)
FNB Corp.	(1,899)	(26,643)
MB Financial, Inc.	(76)	(3,421)
United Bankshares, Inc.	(2,066)	(76,752)

		(232,203)

Biotechnology - (2.7)%
Agios Pharmaceuticals, Inc. *	(1,568)	(104,664)
Alkermes plc *	(1,902)	(96,698)
Alnylam Pharmaceuticals, Inc. *	(33)	(3,877)
BioMarin Pharmaceutical, Inc. *	(241)	(22,430)
Incyte Corp. *	(127)	(14,826)
Intrexon Corp. *	(596)	(11,330)
Neurocrine Biosciences, Inc. *	(2,193)	(134,387)
OPKO Health, Inc. *	(8,899)	(61,047)

		(449,259)

Building Products - (0.3)%
Johnson Controls International plc	(1,215)	(48,952)

Capital Markets - (0.7)%
Charles Schwab Corp. (The)	(886)	(38,754)
Stifel Financial Corp.	(1,377)	(73,614)

		(112,368)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
Chemicals - (0.5)%
CF Industries Holdings, Inc.	(2,108)	$(74,117)
Platform Specialty Products Corp. *	(712)	(7,939)

		(82,056)

Communications Equipment - (0.8)%
Arista Networks, Inc. *	(189)	(35,836)
Ciena Corp. *	(144)	(3,164)
NetScout Systems, Inc. *	(216)	(6,988)
Palo Alto Networks, Inc. *	(118)	(17,004)
ViaSat, Inc. *	(1,186)	(76,283)

		(139,275)

Construction & Engineering - (0.1)%
Granite Construction, Inc.	(350)	(20,282)

Containers & Packaging - (0.8)%
Ball Corp.	(3,164)	(130,673)
Sealed Air Corp.	(84)	(3,589)

		(134,262)

Diversified Telecommunication Services - (0.1)%
Zayo Group Holdings, Inc. *	(425)	(14,629)

Electrical Equipment - (0.3)%
Acuity Brands, Inc.	(68)	(11,647)
Sensata Technologies Holding NV *	(607)	(29,179)

		(40,826)

Electronic Equipment, Instruments & Components - (0.4)%
Coherent, Inc. *	(130)	(30,572)
Universal Display Corp.	(265)	(34,145)

		(64,717)

Energy Equipment & Services - (1.5)%
Core Laboratories NV	(272)	(26,846)
Ensco plc, Class A	(4,120)	(24,597)
Helmerich & Payne, Inc.	(260)	(13,549)
Transocean Ltd. *	(1,388)	(14,935)
Weatherford International plc *	(35,842)	(164,156)

		(244,083)

Food Products - (0.7)%
Blue Buffalo Pet Products, Inc. *	(955)	(27,074)
Post Holdings, Inc. *	(419)	(36,985)
Snyder’s-Lance, Inc.	(486)	(18,536)
TreeHouse Foods, Inc. *	(527)	(35,694)

		(118,289)

Gas Utilities - 0.0% (b)
WGL Holdings, Inc.	(26)	(2,189)

Health Care Equipment & Supplies - (1.0)%
DexCom, Inc. *	(2,493)	(121,970)
NuVasive, Inc. *	(914)	(50,690)

		(172,660)

Health Care Providers & Services - (1.5)%
Acadia Healthcare Co., Inc. *	(2,598)	(124,081)
Envision Healthcare Corp. *	(2,192)	(98,530)

INVESTMENTS	SHARES	VALUE
Health Care Providers & Services - (1.5)% (continued)
Premier, Inc., Class A *	(806)	$(26,251)

		(248,862)

Health Care Technology - 0.0% (b)
Medidata Solutions, Inc. *	(38)	(2,966)

Hotels, Restaurants & Leisure - (0.1)%
Domino’s Pizza, Inc.	(71)	(14,097)

Household Durables - (0.2)%
Newell Brands, Inc.	(220)	(9,387)
Tempur Sealy International, Inc. *	(51)	(3,291)
TRI Pointe Group, Inc. *	(1,927)	(26,612)

		(39,290)

Industrial Conglomerates - 0.0% (b)
Roper Technologies, Inc.	(12)	(2,921)

Internet & Direct Marketing Retail - 0.0% (b)
Wayfair, Inc., Class A *	(40)	(2,696)

Internet Software & Services - (0.6)%
comScore, Inc. *	(220)	(6,325)
GoDaddy, Inc., Class A *	(71)	(3,089)
Pandora Media, Inc. *	(7,787)	(59,960)
Zillow Group, Inc., Class C *	(851)	(34,219)

		(103,593)

IT Services - (0.5)%
First Data Corp., Class A *	(2,185)	(39,417)
Sabre Corp.	(510)	(9,231)
Square, Inc., Class A *	(928)	(26,736)
WEX, Inc. *	(95)	(10,661)

		(86,045)

Life Sciences Tools & Services - (0.2)%
Bio-Techne Corp.	(290)	(35,058)

Machinery - (2.0)%
Middleby Corp. (The) *	(141)	(18,072)
Wabtec Corp.	(2,612)	(197,859)
Welbilt, Inc. *	(4,818)	(111,055)

		(326,986)

Metals & Mining - (1.1)%
Allegheny Technologies, Inc. *	(5,665)	(135,394)
Compass Minerals International, Inc.	(608)	(39,459)

		(174,853)

Multi-Utilities - (0.5)%
Black Hills Corp.	(1,279)	(88,085)

Oil, Gas & Consumable Fuels - (3.8)%
Antero Resources Corp. *	(234)	(4,657)
Centennial Resource Development, Inc., Class A *	(5,013)	(90,084)
Cheniere Energy, Inc. *	(3,258)	(146,740)
Chesapeake Energy Corp. *	(6,553)	(28,178)
Concho Resources, Inc. *	(47)	(6,191)
EQT Corp.	(48)	(3,132)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
Oil, Gas & Consumable Fuels - (3.8)% (continued)
Hess Corp.	(1,332)	$(62,458)
Kosmos Energy Ltd. (Ghana) *	(7,919)	(63,035)
Matador Resources Co. *	(1,520)	(41,268)
PBF Energy, Inc., Class A	(3,734)	(103,096)
Range Resources Corp.	(1,178)	(23,053)
SM Energy Co.	(845)	(14,990)
Targa Resources Corp.	(331)	(15,656)
Whiting Petroleum Corp. *	(5,318)	(29,036)

		(631,574)

Personal Products - (0.4)%
Coty, Inc., Class A	(4,083)	(67,492)

Pharmaceuticals - (1.0)%
Allergan plc	(60)	(12,297)
Perrigo Co. plc	(1,316)	(111,400)
Prestige Brands Holdings, Inc. *	(846)	(42,376)

		(166,073)

Professional Services - 0.0% (b)
IHS Markit Ltd. *	(109)	(4,805)

Road & Rail - (0.1)%
Genesee & Wyoming, Inc., Class A *	(136)	(10,065)

Semiconductors & Semiconductor Equipment - (1.0)%
Advanced Micro Devices, Inc. *	(2,313)	(29,491)
Cavium, Inc. *	(1,193)	(78,667)
Cree, Inc. *	(132)	(3,721)
Cypress Semiconductor Corp.	(2,419)	(36,333)
Integrated Device Technology, Inc. *	(659)	(17,516)

		(165,728)

Software - (1.6)%
ACI Worldwide, Inc. *	(239)	(5,444)
Atlassian Corp. plc, Class A (Australia) *	(914)	(32,127)
FireEye, Inc. *	(1,504)	(25,222)
Guidewire Software, Inc. *	(1,027)	(79,962)
ServiceNow, Inc. *	(171)	(20,098)
Splunk, Inc. *	(350)	(23,250)
Tyler Technologies, Inc. *	(58)	(10,111)
Ultimate Software Group, Inc. (The) *	(323)	(61,241)
Workday, Inc., Class A *	(100)	(10,539)

		(267,994)

Specialty Retail - (1.2)%
Advance Auto Parts, Inc.	(228)	(22,617)
CarMax, Inc. *	(658)	(49,883)
L Brands, Inc.	(1,331)	(55,383)
Signet Jewelers Ltd.	(965)	(64,221)

		(192,104)

Technology Hardware, Storage & Peripherals - (0.3)%
Diebold Nixdorf, Inc.	(1,872)	(42,775)

INVESTMENTS	SHARES	VALUE
Trading Companies & Distributors - (0.1)%
Fastenal Co.	(187)	$(8,523)
NOW, Inc. *	(643)	(8,880)

		(17,403)

TOTAL COMMON STOCKS (Proceeds $(4,742,597))		(4,898,771)

TOTAL SHORT POSITIONS (Proceeds $(4,742,597))		(4,898,771)

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 101.0% (Cost $15,527,181)		16,725,501

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.0)%		(162,796)

NET ASSETS - 100.0%		$16,562,705

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$2,336,521	14.1%
Consumer Staples	836,537	5.1
Energy	118,478	0.7
Exchange Traded Fund	483,115	2.9
Financials	2,473,133	14.8
Health Care	1,781,367	10.8
Industrials	1,949,070	11.8
Information Technology	4,051,573	24.4
Materials	491,866	3.0
Real Estate	492,992	3.0
Telecommunication Services	249,044	1.5
Utilities	1,107,602	6.7
Short-Term Investments	354,203	2.2

Total Investments In Securities At Value	16,725,501	101.0
Liabilities in Excess of Other Assets	(162,796)	(1.0)

Net Assets	$16,562,705	100.0%

All securities are United States companies, unless noted otherwise in parentheses.

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $5,353,947.
(b)	Represents less than 0.05% of net assets.
(c)	Represents 7-day effective yield as of September 30, 2017.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2) Level 2 security (See Note 4).

Abbreviations

ADR - American Depositary Receipt

SPDR - Standard & Poor’s Depository Receipts

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
LONG POSITIONS - 128.9%

COMMON STOCKS - 123.3%

Aerospace & Defense - 3.4%
AAR Corp. (a)	377	$14,243
Curtiss-Wright Corp. (a)	161	16,831
DigitalGlobe, Inc. *	92	3,243
Ducommun, Inc. *	397	12,724
Engility Holdings, Inc. *	37	1,283
Esterline Technologies Corp. *	129	11,629
Moog, Inc., Class A *(a)	159	13,265
Sparton Corp. *	14	325
Triumph Group, Inc.	157	4,671
Vectrus, Inc. *	1,015	31,303

		109,517

Air Freight & Logistics - 0.8%
Hub Group, Inc., Class A *	134	5,755
Park-Ohio Holdings Corp.	305	13,908
Radiant Logistics, Inc. *	1,077	5,719

		25,382

Airlines - 0.1%
Allegiant Travel Co.	14	1,844
Hawaiian Holdings, Inc. *	54	2,027

		3,871

Auto Components - 3.5%
American Axle & Manufacturing Holdings, Inc. *	451	7,929
Cooper Tire & Rubber Co.	271	10,135
Cooper-Standard Holdings, Inc. *	60	6,958
Dana, Inc. (a)	838	23,430
LCI Industries	23	2,664
Standard Motor Products, Inc.	55	2,654
Stoneridge, Inc. *	801	15,868
Superior Industries International, Inc.	109	1,815
Tenneco, Inc.	125	7,584
Tower International, Inc.	1,278	34,762

		113,799

Banks - 11.0%
1st Source Corp. (a)	434	22,047
BancFirst Corp. (a)	266	15,095
Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	133	3,916
BancorpSouth, Inc. (a)	428	13,717
Berkshire Hills Bancorp, Inc.	118	4,572
Boston Private Financial Holdings, Inc.	398	6,587
Capital Bank Financial Corp., Class A	12	493
Cathay General Bancorp	141	5,668
CenterState Bank Corp.	200	5,360
Central Pacific Financial Corp.	236	7,594
City Holding Co.	55	3,955
Columbia Banking System, Inc.	51	2,148
Community Trust Bancorp, Inc.	88	4,092
Customers Bancorp, Inc. *	113	3,686
Eagle Bancorp, Inc. *	27	1,810
Enterprise Financial Services Corp.	134	5,675
FCB Financial Holdings, Inc., Class A *	63	3,043
Financial Institutions, Inc.	251	7,229

INVESTMENTS	SHARES	VALUE
Banks - 11.0% (continued)
First Bancorp *	5,695	$29,158
First Busey Corp.	169	5,300
First Citizens BancShares, Inc., Class A (a)	44	16,451
First Financial Bancorp	128	3,347
First Financial Corp.	241	11,472
First Merchants Corp.	176	7,556
First Midwest Bancorp, Inc.	279	6,534
Fulton Financial Corp.	334	6,263
Great Southern Bancorp, Inc.	74	4,118
Great Western Bancorp, Inc.	73	3,013
Hancock Holding Co.	259	12,549
Hanmi Financial Corp.	468	14,485
Heartland Financial USA, Inc.	261	12,893
Heritage Financial Corp.	44	1,298
Home BancShares, Inc.	87	2,185
Hope Bancorp, Inc.	382	6,765
IBERIABANK Corp.	102	8,379
Independent Bank Group, Inc.	44	2,653
International Bancshares Corp. (a)	424	17,002
Investors Bancorp, Inc.	418	5,702
National Bank Holdings Corp., Class A	37	1,321
OFG Bancorp	442	4,044
Old National Bancorp	253	4,630
Opus Bank *	347	8,328
Preferred Bank	90	5,432
Sandy Spring Bancorp, Inc.	131	5,429
South State Corp.	11	991
Texas Capital Bancshares, Inc. *	68	5,834
TriCo Bancshares	117	4,768
Umpqua Holdings Corp.	473	9,228
Union Bankshares Corp.	134	4,730
United Community Banks, Inc.	181	5,166
WesBanco, Inc.	24	984
Wintrust Financial Corp.	39	3,054

		357,749

Beverages - 0.5%
Coca-Cola Bottling Co. Consolidated	5	1,079
National Beverage Corp. (a)	129	16,002

		17,081

Biotechnology - 6.8%
Acorda Therapeutics, Inc. *	289	6,835
AMAG Pharmaceuticals, Inc. *	456	8,413
Amicus Therapeutics, Inc. *	215	3,242
Array BioPharma, Inc. *	252	3,100
Axovant Sciences Ltd. *	84	578
BioSpecifics Technologies Corp. *	162	7,536
Bluebird Bio, Inc. *	14	1,923
Blueprint Medicines Corp. *	69	4,807
Calithera Biosciences, Inc. *	690	10,868
Cara Therapeutics, Inc. *	31	424
Catalyst Pharmaceuticals, Inc. *	851	2,145
Clovis Oncology, Inc. *	52	4,285
Conatus Pharmaceuticals, Inc. *	819	4,496
Curis, Inc. *	328	489
Eagle Pharmaceuticals, Inc. *	101	6,024
Emergent BioSolutions, Inc. *	282	11,407

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
Biotechnology - 6.8% (continued)
Enanta Pharmaceuticals, Inc. *	192	$8,986
Esperion Therapeutics, Inc. *	33	1,654
Exact Sciences Corp. *	93	4,382
FibroGen, Inc. *	147	7,909
Genomic Health, Inc. *	259	8,311
Intellia Therapeutics, Inc. *	197	4,895
Kite Pharma, Inc. *	73	13,126
MacroGenics, Inc. *	92	1,700
Momenta Pharmaceuticals, Inc. *	518	9,583
Myriad Genetics, Inc. *(a)	768	27,786
Otonomy, Inc. *	1,603	5,210
PDL BioPharma, Inc. *	7,703	26,113
Portola Pharmaceuticals, Inc. *	71	3,836
Prothena Corp. plc (Ireland) *	48	3,109
Puma Biotechnology, Inc. *	41	4,910
Repligen Corp. *	85	3,257
Sarepta Therapeutics, Inc. *	90	4,082
Versartis, Inc. *	66	162
Xencor, Inc. *	276	6,326

		221,909

Building Products - 2.2%
American Woodmark Corp. *	24	2,310
Continental Building Products, Inc. *	539	14,014
Gibraltar Industries, Inc. *	53	1,651
Insteel Industries, Inc.	100	2,611
Masonite International Corp. *	62	4,290
NCI Building Systems, Inc. *	605	9,438
Patrick Industries, Inc. *	28	2,355
Ply Gem Holdings, Inc. *(a)	1,360	23,188
Simpson Manufacturing Co., Inc.	136	6,669
Universal Forest Products, Inc.	42	4,123

		70,649

Capital Markets - 0.7%
Evercore, Inc., Class A	90	7,222
Greenhill & Co., Inc.	57	946
INTL. FCStone, Inc. *	203	7,779
Piper Jaffray Cos.	11	653
Waddell & Reed Financial, Inc., Class A	314	6,302

		22,902

Chemicals - 4.4%
Ferro Corp. *(a)	694	15,476
FutureFuel Corp.	878	13,820
HB Fuller Co.	19	1,103
Innophos Holdings, Inc.	271	13,331
Innospec, Inc.	34	2,096
Koppers Holdings, Inc. *	69	3,184
Kronos Worldwide, Inc. (a)	638	14,566
OMNOVA Solutions, Inc. *	1,954	21,396
PolyOne Corp.	248	9,927
Rayonier Advanced Materials, Inc.	98	1,343
Stepan Co.	78	6,525
Trinseo SA (a)	528	35,429
Tronox Ltd., Class A	226	4,769

		142,965

INVESTMENTS	SHARES	VALUE
Commercial Services & Supplies - 2.0%
ACCO Brands Corp. *	353	$4,201
Brady Corp., Class A	73	2,770
Brink’s Co. (The)	149	12,553
Ennis, Inc.	218	4,284
Herman Miller, Inc.	208	7,467
Knoll, Inc.	512	10,240
McGrath RentCorp.	28	1,225
Steelcase, Inc., Class A	663	10,210
Viad Corp.	192	11,693

		64,643

Communications Equipment - 2.1%
Applied Optoelectronics, Inc. *	123	7,954
Digi International, Inc. *	308	3,265
Extreme Networks, Inc. *	416	4,946
Finisar Corp. *(a)	703	15,586
InterDigital, Inc.	150	11,063
NETGEAR, Inc. *	118	5,617
Sonus Networks, Inc. *	1,751	13,395
Viavi Solutions, Inc. *	646	6,111

		67,937

Construction & Engineering - 1.8%
Argan, Inc. (a)	326	21,924
Chicago Bridge & Iron Co. NV	288	4,838
Comfort Systems USA, Inc.	103	3,677
EMCOR Group, Inc.	170	11,795
MasTec, Inc. *	30	1,392
MYR Group, Inc. *	211	6,149
Tutor Perini Corp. *	351	9,968

		59,743

Construction Materials - 0.1%
Summit Materials, Inc., Class A *	146	4,676

Consumer Finance - 0.7%
Enova International, Inc. *	98	1,318
FirstCash, Inc.	49	3,094
Green Dot Corp., Class A *	68	3,371
LendingClub Corp. *	451	2,747
Nelnet, Inc., Class A	53	2,677
Regional Management Corp. *	391	9,466

		22,673

Distributors - 0.1%
Core-Mark Holding Co., Inc.	55	1,768

Diversified Consumer Services - 1.9%
Adtalem Global Education, Inc.	96	3,442
American Public Education, Inc. *	568	11,956
Bridgepoint Education, Inc. *	1,735	16,656
Capella Education Co.	177	12,416
Career Education Corp. *	117	1,216
Grand Canyon Education, Inc. *	17	1,544
K12, Inc. *	832	14,843

		62,073

Diversified Telecommunication Services - 0.5%
Cincinnati Bell, Inc. *	219	4,347
IDT Corp., Class B	706	9,941

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
Diversified Telecommunication Services - 0.5% (continued)
Ooma, Inc. *	226	$2,384
Vonage Holdings Corp. *	58	472

		17,144

Electric Utilities - 0.3%
Portland General Electric Co.	240	10,954

Electrical Equipment - 0.4%
Atkore International Group, Inc. *	273	5,326
Babcock & Wilcox Enterprises, Inc. *	505	1,682
EnerSys	68	4,703
Generac Holdings, Inc. *	48	2,205

		13,916

Electronic Equipment, Instruments & Components - 6.7%
Anixter International, Inc. *(a)	228	19,380
AVX Corp.	627	11,430
Benchmark Electronics, Inc. *	359	12,260
Control4 Corp. *	993	29,254
ePlus, Inc. *	165	15,254
Insight Enterprises, Inc. *(a)	479	21,996
Itron, Inc. *	8	620
KEMET Corp. *	588	12,424
Kimball Electronics, Inc. *	270	5,845
Methode Electronics, Inc.	63	2,668
PCM, Inc. *	45	630
Plexus Corp. *	65	3,645
Rogers Corp. *(a)	115	15,327
Sanmina Corp. *(a)	639	23,739
ScanSource, Inc. *(a)	487	21,258
SYNNEX Corp.	91	11,512
Tech Data Corp. *	70	6,220
TTM Technologies, Inc. *	253	3,889

		217,351

Energy Equipment & Services - 1.2%
Archrock, Inc.	379	4,757
Fairmount Santrol Holdings, Inc. *	2,437	11,649
Helix Energy Solutions Group, Inc. *	195	1,441
McDermott International, Inc. *	1,135	8,251
Oil States International, Inc. *	44	1,115
Pioneer Energy Services Corp. *	583	1,487
Tesco Corp. *	71	387
Unit Corp. *	265	5,454
US Silica Holdings, Inc.	147	4,567

		39,108

Equity Real Estate Investment Trusts (REITs) - 3.7%
Agree Realty Corp.	13	638
Alexander & Baldwin, Inc.	49	2,270
Alexander’s, Inc.	8	3,393
CBL & Associates Properties, Inc.	357	2,995
DiamondRock Hospitality Co.	464	5,081
First Potomac Realty Trust	87	969
Four Corners Property Trust, Inc. (a)	531	13,233
GEO Group, Inc. (The)	115	3,093
Government Properties Income Trust	116	2,177
Lexington Realty Trust (a)	1,571	16,056
Mack-Cali Realty Corp. (a)	618	14,653
QTS Realty Trust, Inc., Class A	249	13,038

INVESTMENTS	SHARES	VALUE
Equity Real Estate Investment Trusts (REITs) - 3.7% (continued)
RLJ Lodging Trust	227	$4,994
Sabra Health Care REIT, Inc.	135	2,962
Select Income REIT	452	10,586
Starwood Waypoint Homes *	152	5,528
Summit Hotel Properties, Inc.	152	2,430
Xenia Hotels & Resorts, Inc. (a)	769	16,187

		120,283

Food & Staples Retailing - 0.4%
Andersons, Inc. (The)	95	3,254
SpartanNash Co.	242	6,382
SUPERVALU, Inc. *	131	2,849

		12,485

Food Products - 2.4%
Darling Ingredients, Inc. *	748	13,105
Dean Foods Co.	1,197	13,023
Fresh Del Monte Produce, Inc.	245	11,138
John B Sanfilippo & Son, Inc.	150	10,097
Omega Protein Corp.	902	15,018
Sanderson Farms, Inc. (a)	94	15,183

		77,564

Gas Utilities - 1.2%
ONE Gas, Inc.	134	9,868
Southwest Gas Holdings, Inc. (a)	286	22,199
WGL Holdings, Inc.	68	5,726

		37,793

Health Care Equipment & Supplies - 2.7%
Analogic Corp.	29	2,429
AngioDynamics, Inc. *	159	2,717
Atrion Corp.	1	672
Cantel Medical Corp.	25	2,354
Globus Medical, Inc., Class A *	408	12,126
Integer Holdings Corp. *	20	1,023
Lantheus Holdings, Inc. *	498	8,864
LeMaitre Vascular, Inc.	324	12,124
Masimo Corp. *(a)	169	14,629
Meridian Bioscience, Inc.	59	844
Merit Medical Systems, Inc. *	74	3,134
Natus Medical, Inc. *	178	6,675
OraSure Technologies, Inc. *	403	9,067
Orthofix International NV *	224	10,584

		87,242

Health Care Providers & Services - 3.0%
AMN Healthcare Services, Inc. *	27	1,234
Community Health Systems, Inc. *	709	5,445
CorVel Corp. *	294	15,994
Cross Country Healthcare, Inc. *	485	6,902
Diplomat Pharmacy, Inc. *	105	2,174
HealthSouth Corp.	77	3,569
Landauer, Inc.	79	5,317
LHC Group, Inc. *	87	6,170
Magellan Health, Inc. *	145	12,513
Molina Healthcare, Inc. *	83	5,707
National HealthCare Corp.	63	3,942
Owens & Minor, Inc.	161	4,701

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
Health Care Providers & Services - 3.0% (continued)
PharMerica Corp. *	205	$6,006
Triple-S Management Corp., Class B *	766	18,139

		97,813

Health Care Technology - 1.1%
HMS Holdings Corp. *(a)	808	16,047
Omnicell, Inc. *	15	766
Quality Systems, Inc. *	1,117	17,570

		34,383

Hotels, Restaurants & Leisure - 2.4%
BJ’s Restaurants, Inc. *	102	3,106
Bloomin’ Brands, Inc.	377	6,635
Boyd Gaming Corp. (a)	533	13,885
Buffalo Wild Wings, Inc. *	25	2,643
Caesars Entertainment Corp. *	580	7,743
Cheesecake Factory, Inc. (The)	8	337
Del Frisco’s Restaurant Group, Inc. *	279	4,059
Drive Shack, Inc.	2,042	7,372
Fogo De Chao, Inc. *	46	570
ILG, Inc.	119	3,181
International Speedway Corp., Class A	118	4,248
La Quinta Holdings, Inc. *	304	5,320
Marriott Vacations Worldwide Corp.	17	2,117
Ruth’s Hospitality Group, Inc.	739	15,482
Texas Roadhouse, Inc.	30	1,474

		78,172

Household Durables - 3.4%
Beazer Homes USA, Inc. *	662	12,406
Century Communities, Inc. *	389	9,608
Flexsteel Industries, Inc.	258	13,081
Hooker Furniture Corp.	243	11,603
Hovnanian Enterprises, Inc., Class A *	3,596	6,940
iRobot Corp. *	15	1,156
KB Home	107	2,581
La-Z-Boy, Inc.	405	10,894
Libbey, Inc.	692	6,408
M/I Homes, Inc. *	153	4,090
MDC Holdings, Inc.	39	1,295
NACCO Industries, Inc., Class A	47	4,033
Taylor Morrison Home Corp., Class A *(a)	615	13,561
TopBuild Corp. *	73	4,757
ZAGG, Inc. *	604	9,513

		111,926

Household Products - 0.1%
Central Garden & Pet Co., Class A *	126	4,686

Insurance - 2.6%
Ambac Financial Group, Inc. *	305	5,264
AMERISAFE, Inc.	19	1,106
Argo Group International Holdings Ltd.	163	10,025
CNO Financial Group, Inc. (a)	840	19,606
Employers Holdings, Inc. (a)	530	24,088
Enstar Group Ltd. *	12	2,668
Genworth Financial, Inc., Class A *	530	2,040
Heritage Insurance Holdings, Inc.	238	3,144
National Western Life Group, Inc., Class A	29	10,121

INVESTMENTS	SHARES	VALUE
Insurance - 2.6% (continued)
Safety Insurance Group, Inc.	101	$7,706
United Fire Group, Inc.	8	367

		86,135

Internet & Direct Marketing Retail - 0.2%
1-800-Flowers.com, Inc., Class A *	723	7,122
HSN, Inc.	29	1,132

		8,254

Internet Software & Services - 3.0%
Appfolio, Inc., Class A *	124	5,946
Bankrate, Inc. *	71	991
Bazaarvoice, Inc. *	797	3,945
Blucora, Inc. *	83	2,100
Box, Inc., Class A *	405	7,825
Brightcove, Inc. *	1,413	10,174
Carbonite, Inc. *	138	3,036
Care.com, Inc. *	557	8,851
Cars.com, Inc. *	107	2,847
GrubHub, Inc. *(a)	287	15,113
Meet Group, Inc. (The) *	1,814	6,603
Shutterstock, Inc. *	125	4,161
Web.com Group, Inc. *	146	3,650
XO Group, Inc. *	427	8,399
Yelp, Inc. *	301	13,033

		96,674

IT Services - 2.1%
CACI International, Inc., Class A *	4	557
Cardtronics plc, Class A *	92	2,117
Convergys Corp. (a)	793	20,531
EVERTEC, Inc.	774	12,268
Hackett Group, Inc. (The)	817	12,410
Perficient, Inc. *	43	846
Science Applications International Corp.	56	3,743
Sykes Enterprises, Inc. *	235	6,853
Travelport Worldwide Ltd.	611	9,593

		68,918

Leisure Products - 0.6%
American Outdoor Brands Corp. *	61	930
Johnson Outdoors, Inc., Class A	73	5,349
MCBC Holdings, Inc. *	673	13,716

		19,995

Life Sciences Tools & Services - 1.0%
Cambrex Corp. *	206	11,330
Enzo Biochem, Inc. *	53	555
INC Research Holdings, Inc., Class A *	246	12,866
PAREXEL International Corp. *	72	6,342
PRA Health Sciences, Inc. *	43	3,275

		34,368

Machinery - 6.5%
Alamo Group, Inc.	126	13,529
Astec Industries, Inc.	218	12,210
Barnes Group, Inc.	55	3,874
Briggs & Stratton Corp.	183	4,300
Columbus McKinnon Corp.	97	3,673

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
Machinery - 6.5% (continued)
Commercial Vehicle Group, Inc. *	1,135	$8,342
Global Brass & Copper Holdings, Inc.	372	12,574
Greenbrier Cos., Inc. (The)	190	9,149
Harsco Corp. *	597	12,477
Hyster-Yale Materials Handling, Inc. (a)	203	15,517
Kadant, Inc.	81	7,983
Kennametal, Inc.	196	7,907
Lydall, Inc. *	26	1,490
Meritor, Inc. *(a)	1,079	28,065
Mueller Industries, Inc.	350	12,233
Mueller Water Products, Inc., Class A	1,011	12,941
Rexnord Corp. *	81	2,058
Spartan Motors, Inc.	1,741	19,238
SPX Corp. *	113	3,315
Standex International Corp.	35	3,717
TriMas Corp. *	317	8,559
Wabash National Corp.	343	7,827
Woodward, Inc.	31	2,406

		213,384

Media - 0.8%
Entravision Communications Corp., Class A	347	1,978
Gannett Co., Inc.	680	6,120
MSG Networks, Inc., Class A *	309	6,551
Sinclair Broadcast Group, Inc., Class A	14	448
Time, Inc.	64	864
tronc, Inc. *	807	11,726

		27,687

Metals & Mining - 3.4%
AK Steel Holding Corp. *	1,111	6,210
Cleveland-Cliffs, Inc. *(a)	3,558	25,440
Coeur Mining, Inc. *	452	4,154
Commercial Metals Co.	432	8,221
Gold Resource Corp.	119	446
Haynes International, Inc.	73	2,621
Hecla Mining Co.	506	2,540
Kaiser Aluminum Corp. (a)	149	15,368
Materion Corp.	345	14,887
Olympic Steel, Inc.	210	4,620
Ryerson Holding Corp. *	996	10,807
SunCoke Energy, Inc. *	990	9,049
Worthington Industries, Inc.	179	8,234

		112,597

Multiline Retail - 0.3%
Big Lots, Inc.	210	11,250

Multi-Utilities - 0.6%
Avista Corp.	148	7,662
Black Hills Corp.	80	5,510
NorthWestern Corp.	93	5,295

		18,467

Oil, Gas & Consumable Fuels - 3.9%
Abraxas Petroleum Corp. *	7,177	13,493
Arch Coal, Inc., Class A (a)	264	18,939
California Resources Corp. *	497	5,199
DHT Holdings, Inc.	657	2,615

INVESTMENTS	SHARES	VALUE
Oil, Gas & Consumable Fuels - 3.9% (continued)
International Seaways, Inc. *	99	$1,950
Midstates Petroleum Co., Inc. *	1,042	16,193
Overseas Shipholding Group, Inc., Class A *	4,219	11,096
Peabody Energy Corp. *	19	551
Penn Virginia Corp. *	332	13,273
REX American Resources Corp. *	182	17,077
SandRidge Energy, Inc. *	156	3,134
Ship Finance International Ltd. (Norway)	43	624
W&T Offshore, Inc. *	6,766	20,636
Westmoreland Coal Co. *	519	1,323

		126,103

Paper & Forest Products - 0.5%
Louisiana-Pacific Corp. *(a)	629	17,033
Schweitzer-Mauduit International, Inc.	21	871

		17,904

Pharmaceuticals - 2.5%
Catalent, Inc. *	224	8,942
Corcept Therapeutics, Inc. *(a)	1,032	19,918
Horizon Pharma plc *	385	4,882
Innoviva, Inc. *	352	4,970
Phibro Animal Health Corp., Class A	329	12,189
Prestige Brands Holdings, Inc. *(a)	291	14,576
SciClone Pharmaceuticals, Inc. *	1,068	11,962
Supernus Pharmaceuticals, Inc. *	24	960
Tetraphase Pharmaceuticals, Inc. *	437	2,989

		81,388

Professional Services - 2.3%
Advisory Board Co. (The) *	60	3,218
Barrett Business Services, Inc.	182	10,288
ICF International, Inc. *	121	6,528
Insperity, Inc. (a)	192	16,896
Kelly Services, Inc., Class A	116	2,910
Kforce, Inc.	167	3,373
Navigant Consulting, Inc. *	218	3,689
RPX Corp. *	1,009	13,400
TrueBlue, Inc. *	701	15,737

		76,039

Real Estate Management & Development - 0.3%
Forestar Group, Inc. (2)*	63	1,084
HFF, Inc., Class A	191	7,556

		8,640

Road & Rail - 0.9%
ArcBest Corp.	354	11,841
Roadrunner Transportation Systems, Inc. *	1,516	14,448
YRC Worldwide, Inc. *	328	4,526

		30,815

Semiconductors & Semiconductor Equipment - 7.2%
Advanced Energy Industries, Inc. *	110	8,884
Alpha & Omega Semiconductor Ltd. *	1,098	18,106
Amkor Technology, Inc. *(a)	1,306	13,778
Axcelis Technologies, Inc. *	232	6,345
AXT, Inc. *	1,624	14,860
Brooks Automation, Inc. (a)	638	19,370

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
Semiconductors & Semiconductor Equipment - 7.2% (continued)
Cabot Microelectronics Corp.	38	$3,037
Cirrus Logic, Inc. *(a)	476	25,380
CyberOptics Corp. *	146	2,373
Entegris, Inc. *(a)	550	15,868
FormFactor, Inc. *	612	10,312
Integrated Device Technology, Inc. *	165	4,386
Nanometrics, Inc. *	571	16,445
NeoPhotonics Corp. *	588	3,269
Photronics, Inc. *	880	7,788
Rudolph Technologies, Inc. *	794	20,882
Semtech Corp. *	266	9,988
SunPower Corp. *	240	1,750
Synaptics, Inc. *	212	8,306
Ultra Clean Holdings, Inc. *	733	22,444

		233,571

Software - 2.7%
8x8, Inc. *	459	6,196
A10 Networks, Inc. *	285	2,155
Aspen Technology, Inc. *	24	1,507
Barracuda Networks, Inc. *(a)	805	19,505
CommVault Systems, Inc. *	57	3,466
Gigamon, Inc. *	157	6,618
MicroStrategy, Inc., Class A *	27	3,448
Mitek Systems, Inc. *	417	3,962
MobileIron, Inc. *	1,541	5,702
Qualys, Inc. *	189	9,790
RealPage, Inc. *	110	4,389
Rubicon Project, Inc. (The) *	409	1,591
Synchronoss Technologies, Inc. *	61	569
TiVo Corp.	84	1,667
Verint Systems, Inc. *	274	11,467
Zix Corp. *	1,528	7,472

		89,504

Specialty Retail - 1.6%
American Eagle Outfitters, Inc.	232	3,318
America’s Car-Mart, Inc. *	16	658
Big 5 Sporting Goods Corp.	188	1,438
Cato Corp. (The), Class A	149	1,971
Citi Trends, Inc.	532	10,571
Express, Inc. *	518	3,502
Finish Line, Inc. (The), Class A	137	1,648
Francesca’s Holdings Corp. *	160	1,178
Genesco, Inc. *	105	2,793
Haverty Furniture Cos., Inc.	194	5,073
Hibbett Sports, Inc. *	353	5,030
Kirkland’s, Inc. *	152	1,737
Office Depot, Inc.	1,405	6,379
Pier 1 Imports, Inc.	413	1,731
Sonic Automotive, Inc., Class A	131	2,673
Tilly’s, Inc., Class A	70	839
Vitamin Shoppe, Inc. *	135	722
Zumiez, Inc. *	44	796

		52,057

Technology Hardware, Storage & Peripherals - 0.8%
Avid Technology, Inc. *	1,507	6,842
Eastman Kodak Co. *	37	272

INVESTMENTS	SHARES	VALUE
Technology Hardware, Storage & Peripherals - 0.8% (continued)
Electronics For Imaging, Inc. *	96	$4,097
Intevac, Inc. *	972	8,213
Quantum Corp. *	747	4,572
Super Micro Computer, Inc. *	132	2,917

		26,913

Textiles, Apparel & Luxury Goods - 0.6%
Crocs, Inc. *	135	1,309
Deckers Outdoor Corp. *	44	3,010
Movado Group, Inc.	169	4,732
Perry Ellis International, Inc. *	230	5,442
Vera Bradley, Inc. *	436	3,841

		18,334

Thrifts & Mortgage Finance - 5.0%
Astoria Financial Corp.	134	2,881
Dime Community Bancshares, Inc.	635	13,652
Essent Group Ltd. *	77	3,119
Federal Agricultural Mortgage Corp., Class C	308	22,404
First Defiance Financial Corp.	257	13,490
Flagstar Bancorp, Inc. *(a)	667	23,665
MGIC Investment Corp. *(a)	3,135	39,282
NMI Holdings, Inc., Class A *	110	1,364
Radian Group, Inc. (a)	1,304	24,372
TrustCo Bank Corp.	1,176	10,466
Walker & Dunlop, Inc. *	13	680
Washington Federal, Inc.	197	6,629

		162,004

Tobacco - 0.1%
Vector Group Ltd.	101	2,063

Trading Companies & Distributors - 2.0%
Applied Industrial Technologies, Inc.	63	4,146
CAI International, Inc. *	369	11,188
DXP Enterprises, Inc. *	78	2,456
GMS, Inc. *(a)	428	15,151
MRC Global, Inc. *	245	4,285
Neff Corp., Class A *	12	300
Rush Enterprises, Inc., Class A *(a)	494	22,867
Triton International Ltd. *	33	1,098
Veritiv Corp. *	136	4,420

		65,911

Water Utilities - 0.2%
SJW Group	98	5,547

TOTAL COMMON STOCKS (Cost $3,730,475)		4,024,679

EXCHANGE TRADED FUND - 4.1%
iShares Russell 2000 Fund (Cost $128,652)	894	132,473

RIGHT - 0.0% (b)	NO. OF RIGHTS

Media - 0.0% (b)
Media General, Inc., CVR (3)*(c) (Cost $33)	112	2

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
SHORT-TERM INVESTMENTS - 1.5%

Investment Companies - 1.5%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.91% (2)(d)	649	$649
Dreyfus Treasury & Agency Cash Management, Institutional Shares, 0.89% (2)(d)	2,577	2,577
Limited Purpose Cash Investment Fund, 0.97% (2)(d)	44,291	44,286
UBS Select Treasury Preferred Fund, Class I, 0.87% (2)(d)	3,243	3,243

TOTAL SHORT-TERM INVESTMENTS (Cost $50,755)		50,755

TOTAL LONG POSITIONS (Cost $3,909,915)		4,207,909

SHORT POSITIONS - (28.3)%

COMMON STOCKS - (28.3)%

Aerospace & Defense - (1.1)%
Aerovironment, Inc. *	(65)	(3,518)
Axon Enterprise, Inc. *	(438)	(9,929)
KeyW Holding Corp. (The) *	(1,357)	(10,327)
Kratos Defense & Security Solutions, Inc. *	(27)	(353)
Mercury Systems, Inc. *	(261)	(13,541)

		(37,668)

Auto Components - (0.4)%
Fox Factory Holding Corp. *	(84)	(3,621)
Motorcar Parts of America, Inc. *	(292)	(8,602)

		(12,223)

Beverages - (0.3)%
MGP Ingredients, Inc.	(166)	(10,065)

Biotechnology - (0.4)%
Adamas Pharmaceuticals, Inc. *	(198)	(4,192)
Agenus, Inc. *	(204)	(900)
Aimmune Therapeutics, Inc. *	(141)	(3,495)
Iovance Biotherapeutics, Inc. *	(287)	(2,224)
Spark Therapeutics, Inc. *	(36)	(3,210)

		(14,021)

Building Products - (0.6)%
AAON, Inc.	(115)	(3,965)
Advanced Drainage Systems, Inc.	(206)	(4,171)
Builders FirstSource, Inc. *	(567)	(10,200)
PGT Innovations, Inc. *	(184)	(2,751)

		(21,087)

Capital Markets - (0.1)%
Financial Engines, Inc.	(64)	(2,224)

Chemicals - (0.6)%
Balchem Corp.	(194)	(15,770)
Intrepid Potash, Inc. *	(1,035)	(4,513)

		(20,283)

INVESTMENTS	SHARES	VALUE
Commercial Services & Supplies - (1.4)%
Mobile Mini, Inc.	(347)	$(11,954)
RR Donnelley & Sons Co.	(949)	(9,775)
Team, Inc. *	(1,193)	(15,926)
US Ecology, Inc.	(157)	(8,447)

		(46,102)

Communications Equipment - (0.5)%
CalAmp Corp. *	(122)	(2,836)
Harmonic, Inc. *	(2,035)	(6,207)
Infinera Corp. *	(434)	(3,850)
Lumentum Holdings, Inc. *	(29)	(1,576)
NetScout Systems, Inc. *	(37)	(1,197)
ViaSat, Inc. *	(29)	(1,865)

		(17,531)

Construction & Engineering - (0.6)%
NV5 Global, Inc. *	(375)	(20,494)

Diversified Consumer Services - (0.3)%
Carriage Services, Inc.	(175)	(4,480)
Chegg, Inc. *	(378)	(5,609)

		(10,089)

Diversified Telecommunication Services - (0.3)%
Iridium Communications, Inc. *	(138)	(1,421)
ORBCOMM, Inc. *	(861)	(9,015)

		(10,436)

Electronic Equipment, Instruments & Components - (0.6)%
Mesa Laboratories, Inc.	(110)	(16,425)
OSI Systems, Inc. *	(32)	(2,924)

		(19,349)

Energy Equipment & Services - (1.5)%
Atwood Oceanics, Inc. *	(103)	(967)
Bristow Group, Inc.	(887)	(8,294)
Forum Energy Technologies, Inc. *	(259)	(4,118)
Frank’s International NV	(1,918)	(14,807)
SEACOR Marine Holdings, Inc. *	(980)	(15,327)
TETRA Technologies, Inc. *	(1,533)	(4,384)

		(47,897)

Equity Real Estate Investment Trusts (REITs) - (0.1)%
Preferred Apartment Communities, Inc., Class A	(213)	(4,021)

Food & Staples Retailing - (0.3)%
Smart & Final Stores, Inc. *	(1,146)	(8,996)

Food Products - (0.1)%
B&G Foods, Inc.	(20)	(637)
Freshpet, Inc. *	(281)	(4,398)

		(5,035)

Health Care Equipment & Supplies - (0.9)%
AtriCure, Inc. *	(337)	(7,539)
Endologix, Inc. *	(2,977)	(13,277)
Entellus Medical, Inc. *	(188)	(3,471)
GenMark Diagnostics, Inc. *	(705)	(6,789)

		(31,076)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
Health Care Providers & Services - (1.9)%
BioScrip, Inc. *	(6,571)	$(18,070)
BioTelemetry, Inc. *	(200)	(6,600)
Capital Senior Living Corp. *	(1,558)	(19,553)
Kindred Healthcare, Inc.	(86)	(585)
Teladoc, Inc. *	(515)	(17,072)

		(61,880)

Health Care Technology - (0.1)%
Castlight Health, Inc., Class B *	(373)	(1,604)
Evolent Health, Inc., Class A *	(196)	(3,489)

		(5,093)

Hotels, Restaurants & Leisure - (1.1)%
Habit Restaurants, Inc. (The), Class A *	(135)	(1,762)
Pinnacle Entertainment, Inc. *	(452)	(9,632)
Scientific Games Corp., Class A *	(165)	(7,565)
Shake Shack, Inc., Class A *	(133)	(4,420)
Wingstop, Inc.	(344)	(11,438)

		(34,817)

Household Durables - (0.2)%
Universal Electronics, Inc. *	(81)	(5,135)

Independent Power and Renewable Electricity Producers - (0.1)%
TerraForm Power, Inc., Class A *	(172)	(2,274)

Internet Software & Services - (0.6)%
2U, Inc. *	(68)	(3,811)
Benefitfocus, Inc. *	(19)	(639)
Endurance International Group Holdings, Inc. *	(87)	(713)
Gogo, Inc. *	(828)	(9,779)
GTT Communications, Inc. *	(107)	(3,387)

		(18,329)

IT Services - (1.1)%
Unisys Corp. *	(1,430)	(12,155)
Virtusa Corp. *	(607)	(22,932)

		(35,087)

Life Sciences Tools & Services - (0.7)%
Accelerate Diagnostics, Inc. *	(240)	(5,388)
NeoGenomics, Inc. *	(1,122)	(12,488)
Pacific Biosciences of California, Inc. *	(712)	(3,738)

		(21,614)

Machinery - (0.3)%
Manitowoc Co., Inc. (The) *	(1,028)	(9,252)

Media - (0.9)%
EW Scripps Co. (The), Class A *	(297)	(5,676)
Global Eagle Entertainment, Inc. *	(6,756)	(23,105)

		(28,781)

Metals & Mining - (1.1)%
Allegheny Technologies, Inc. *	(934)	(22,323)
Century Aluminum Co. *	(348)	(5,770)
TimkenSteel Corp. *	(551)	(9,091)

		(37,184)

INVESTMENTS	SHARES	VALUE
Oil, Gas & Consumable Fuels - (2.7)%
Ardmore Shipping Corp. (Ireland) *	(591)	$(4,876)
Callon Petroleum Co. *	(571)	(6,418)
Carrizo Oil & Gas, Inc. *	(39)	(668)
Clean Energy Fuels Corp. *	(1,811)	(4,491)
Delek US Energy, Inc.	(94)	(2,513)
Denbury Resources, Inc. *	(2,583)	(3,461)
Dorian LPG Ltd. *	(1,758)	(11,990)
Eclipse Resources Corp. *	(981)	(2,452)
Gener8 Maritime, Inc. *	(918)	(4,140)
Golar LNG Ltd. (Norway)	(39)	(882)
Matador Resources Co. *	(149)	(4,045)
Par Pacific Holdings, Inc. *	(508)	(10,566)
Ring Energy, Inc. *	(791)	(11,462)
Scorpio Tankers, Inc. (Monaco)	(1,950)	(6,689)
SemGroup Corp., Class A	(83)	(2,386)
SRC Energy, Inc. *	(1,021)	(9,873)

		(86,912)

Paper & Forest Products - (0.3)%
Deltic Timber Corp.	(108)	(9,550)

Personal Products - (0.1)%
Revlon, Inc., Class A *	(114)	(2,799)

Pharmaceuticals - (2.6)%
Aclaris Therapeutics, Inc. *	(222)	(5,730)
Aerie Pharmaceuticals, Inc. *	(22)	(1,069)
Aratana Therapeutics, Inc. *	(1,473)	(9,029)
Clearside Biomedical, Inc. *	(412)	(3,601)
Collegium Pharmaceutical, Inc. *	(1,409)	(14,780)
Corium International, Inc. *	(146)	(1,618)
Dermira, Inc. *	(358)	(9,666)
Intra-Cellular Therapies, Inc. *	(91)	(1,436)
Medicines Co. (The) *	(39)	(1,445)
Paratek Pharmaceuticals, Inc. *	(118)	(2,962)
Revance Therapeutics, Inc. *	(604)	(16,640)
Teligent, Inc. *	(192)	(1,288)
WaVe Life Sciences Ltd. *	(77)	(1,675)
Zogenix, Inc. *	(400)	(14,020)

		(84,959)

Professional Services - (0.3)%
Acacia Research Corp. *	(1,104)	(5,023)
Exponent, Inc.	(8)	(591)
WageWorks, Inc. *	(72)	(4,371)

		(9,985)

Semiconductors & Semiconductor Equipment - (0.7)%
Inphi Corp. *	(72)	(2,858)
Kopin Corp. *	(140)	(584)
MACOM Technology Solutions Holdings, Inc. *	(77)	(3,435)
PDF Solutions, Inc. *	(985)	(15,257)

		(22,134)

Software - (0.3)%
Callidus Software, Inc. *	(28)	(690)
Paylocity Holding Corp. *	(48)	(2,343)
PROS Holdings, Inc. *	(12)	(290)
Rapid7, Inc. *	(316)	(5,562)

		(8,885)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
Specialty Retail - (0.4)%
Barnes & Noble Education, Inc. *	(945)	$(6,152)
Boot Barn Holdings, Inc. *	(245)	(2,181)
Conn’s, Inc. *	(48)	(1,351)
Party City Holdco, Inc. *	(76)	(1,030)
Tailored Brands, Inc.	(101)	(1,458)
Tile Shop Holdings, Inc.	(91)	(1,156)

		(13,328)

Technology Hardware, Storage & Peripherals - (0.2)%
Immersion Corp. *	(647)	(5,286)

Textiles, Apparel & Luxury Goods - (1.1)%
G-III Apparel Group Ltd. *	(910)	(26,408)
Iconix Brand Group, Inc. *	(1,477)	(8,404)

		(34,812)

Thrifts & Mortgage Finance - (0.9)%
LendingTree, Inc. *	(49)	(11,978)
Meta Financial Group, Inc.	(52)	(4,077)
Ocwen Financial Corp. *	(2,573)	(8,851)
PHH Corp. *	(426)	(5,934)

		(30,840)

Trading Companies & Distributors - (0.5)%
SiteOne Landscape Supply, Inc. *	(110)	(6,391)
Textainer Group Holdings Ltd. *	(550)	(9,432)

		(15,823)

TOTAL COMMON STOCKS (Proceeds $(869,594))		(923,356)

TOTAL SHORT POSITIONS (Proceeds $(869,594))		(923,356)

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 100.6% (Cost $3,040,321)		3,284,553

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%		(19,703)

NET ASSETS - 100.0%		$3,264,850

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$366,131	11.2%
Consumer Staples	86,985	2.7
Energy	30,402	0.9
Exchange Traded Fund	132,473	4.1
Financials	618,400	18.8
Health Care	338,461	10.4
Industrials	573,460	17.6
Information Technology	674,265	20.6
Materials	211,125	6.5
Real Estate	124,902	3.9
Telecommunication Services	6,708	0.2
Utilities	70,486	2.2
Short-Term Investments	50,755	1.5

Total Investments In Securities At Value	3,284,553	100.6
Liabilities in Excess of Other Assets	(19,703)	(0.6)

Net Assets	$3,264,850	100.0%

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $1,003,832.
(b)	Represents less than 0.05% of net assets.
(c)	Security fair valued as of September 30, 2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at September 30, 2017 amounted to $2, which represents approximately 0.00% of net assets of the fund.
(d)	Represents 7-day effective yield as of September 30, 2017.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).
(3)	Level 3 security (See Note 4).

Abbreviations

CVR - Contingent Value Rights

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
LONG POSITIONS - 128.8%

COMMON STOCKS - 125.7%

Australia - 10.7%
AGL Energy Ltd.	2,043	$37,515
Ansell Ltd.	1,168	20,468
Aristocrat Leisure Ltd.	758	12,520
Aurizon Holdings Ltd.	7,296	28,116
Australia & New Zealand Banking Group Ltd.	5,354	124,714
Bank of Queensland Ltd.	3,640	37,146
Bendigo & Adelaide Bank Ltd.	3,057	27,911
BHP Billiton Ltd.	2,032	41,209
BHP Billiton plc	1,617	28,534
Caltex Australia Ltd.	175	4,415
CIMIC Group Ltd.	2,420	84,099
Crown Resorts Ltd.	3,807	33,851
Dexus, REIT	2,387	17,813
Fortescue Metals Group Ltd.	20,339	82,368
Goodman Group, REIT	4,078	26,403
LendLease Group	2,289	32,250
Macquarie Group Ltd.	484	34,652
Mirvac Group, REIT	2,619	4,711
National Australia Bank Ltd.	2,689	66,668
Newcrest Mining Ltd.	1,500	24,690
Orica Ltd.	2,465	38,370
Origin Energy Ltd. *	8,449	49,758
Qantas Airways Ltd.	15,286	70,015
QBE Insurance Group Ltd.	13,044	102,833
Scentre Group, REIT	1,691	5,220
South32 Ltd.	59,326	153,477
Stockland, REIT	996	3,364
Suncorp Group Ltd.	5,672	58,240
Telstra Corp. Ltd.	2,461	6,742
Westfield Corp., REIT	568	3,497
Woolworths Ltd.	167	3,307

		1,264,876

Belgium - 1.4%
Ageas	73	3,433
bpost SA	943	28,046
KBC Group NV	221	18,750
Proximus SADP	262	9,032
Solvay SA	272	40,664
UCB SA	630	44,899
Umicore SA	247	20,448

		165,272

China - 0.5%
Yangzijiang Shipbuilding Holdings Ltd.	53,700	56,763

Denmark - 3.9%
Carlsberg A/S, Class B	176	19,313
Danske Bank A/S	638	25,567
Dfds A/S	212	12,125
Genmab A/S *	101	22,336
GN Store Nord A/S	1,603	55,030
H Lundbeck A/S	1,344	77,700
Jyske Bank A/S (Registered)	194	11,216
Novo Nordisk A/S, Class B	1,755	84,378
TDC A/S	11,338	66,492
Vestas Wind Systems A/S	901	80,987

		455,144

INVESTMENTS	SHARES	VALUE
Finland - 1.9%
Cargotec OYJ, Class B	107	$6,729
Kesko OYJ, Class B	64	3,434
Neste OYJ (a)	2,097	91,648
Nokia OYJ	5,716	34,345
Orion OYJ, Class B	158	7,336
Stora Enso OYJ, Class R	504	7,129
UPM-Kymmene OYJ	2,922	79,277

		229,898

France - 12.5%
Air France-KLM *	834	13,152
Altran Technologies SA	229	4,213
Amundi SA (b)	106	8,814
Arkema SA	146	17,914
Atos SE (a)	1,036	160,692
BioMerieux	165	13,432
BNP Paribas SA (a)	1,329	107,218
Capgemini SE	537	62,950
Cie de Saint-Gobain	1,219	72,628
Cie Generale des Etablissements Michelin	433	63,175
Cie Plastic Omnium SA	206	8,812
CNP Assurances	1,925	45,128
Credit Agricole SA	474	8,629
Eiffage SA	93	9,631
Engie SA	1,366	23,197
Eutelsat Communications SA	1,131	33,481
Faurecia	283	19,639
Gecina SA, REIT	21	3,407
Hermes International	8	4,036
Imerys SA	190	17,168
Ipsen SA	90	11,975
Lagardere SCA	745	24,958
L’Oreal SA	18	3,817
LVMH Moet Hennessy Louis Vuitton SE	20	5,529
Orange SA	1,174	19,223
Peugeot SA (a)	5,830	138,784
Publicis Groupe SA	68	4,757
Renault SA	459	45,100
Rexel SA	637	11,020
Sanofi (a)	1,666	165,845
Schneider Electric SE *	220	19,158
SCOR SE	84	3,523
SEB SA	179	32,850
Societe BIC SA	43	5,154
Societe Generale SA	506	29,652
Sodexo SA	92	11,469
Teleperformance	245	36,551
Thales SA	372	42,129
TOTAL SA (a)	2,281	122,477
Ubisoft Entertainment SA *	246	16,931
Unibail-Rodamco SE, REIT	21	5,110
Valeo SA	299	22,186

		1,475,514

Germany - 12.3%
Allianz SE (Registered)	181	40,650
Aurubis AG (a)	524	42,484
BASF SE	400	42,615
Bayer AG (Registered) (a)	728	99,447

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
Germany - 12.3% (continued)
Covestro AG (a)(b)	1,470	$126,495
Deutsche Boerse AG	130	14,114
Deutsche Lufthansa AG (Registered) (a)	3,377	93,911
Deutsche Post AG (Registered)	606	27,012
Deutsche Wohnen SE	222	9,435
Evonik Industries AG	650	23,239
Fresenius Medical Care AG & Co. KGaA	549	53,674
Fresenius SE & Co. KGaA (a)	331	26,768
HOCHTIEF AG	53	8,952
Infineon Technologies AG (a)	2,708	68,275
Linde AG (a)	147	30,568
MTU Aero Engines AG	144	22,996
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	130	27,823
OSRAM Licht AG	58	4,632
Rheinmetall AG	547	61,693
RWE AG *(a)	4,645	105,674
Salzgitter AG (a)	965	43,834
SAP SE	31	3,399
Schaeffler AG (Preference)	1,832	29,560
Siemens AG (Registered)	397	56,020
Software AG	667	32,589
Suedzucker AG (a)	4,504	96,866
Talanx AG	946	38,275
TUI AG	1,659	28,152
Uniper SE (a)	6,514	178,775
Vonovia SE	111	4,727
Wacker Chemie AG	26	3,733

		1,446,387

Hong Kong - 2.9%
CK Asset Holdings Ltd.	6,000	49,880
CLP Holdings Ltd.	500	5,133
Galaxy Entertainment Group Ltd.	2,000	14,139
Hang Lung Properties Ltd.	2,000	4,762
Henderson Land Development Co. Ltd.	1,100	7,316
Hong Kong Exchanges & Clearing Ltd.	700	18,906
I-CABLE Communications Ltd. *	4,406	145
Kerry Properties Ltd.	14,500	60,227
Link REIT	500	4,066
New World Development Co. Ltd.	36,000	51,945
Sino Land Co. Ltd.	8,000	14,104
SJM Holdings Ltd.	29,000	26,641
Sun Hung Kai Properties Ltd.	2,000	32,580
Wharf Holdings Ltd. (The)	3,000	26,838
Wheelock & Co. Ltd.	3,000	21,177

		337,859

Isle of Man - 0.1%
Paysafe Group plc *	1,106	8,634

Italy - 4.4%
A2A SpA	24,001	41,294
Assicurazioni Generali SpA	575	10,725
Autogrill SpA	3,193	41,531
DiaSorin SpA	45	4,013
Enel SpA	9,101	54,827
Eni SpA (a)	5,765	95,478
GEDI Gruppo Editoriale SpA *	281	249
Hera SpA	2,133	6,708

INVESTMENTS	SHARES	VALUE
Italy - 4.4% (continued)
Intesa Sanpaolo SpA (a)	34,014	$120,420
Leonardo SpA	2,892	54,226
Luxottica Group SpA	56	3,134
Mediobanca SpA	2,299	24,706
Moncler SpA	1,955	56,487
Telecom Italia SpA *	6,601	6,192
Unipol Gruppo Finanziario SpA	759	3,482

		523,472

Japan - 28.0%
Aisin Seiki Co. Ltd.	600	31,634
Amada Holdings Co. Ltd.	1,300	14,273
Aozora Bank Ltd.	600	22,844
Asahi Glass Co. Ltd.	200	7,429
Asahi Group Holdings Ltd.	300	12,132
Asahi Kasei Corp.	1,000	12,322
Astellas Pharma, Inc.	6,100	77,638
Bandai Namco Holdings, Inc.	600	20,613
Bridgestone Corp.	300	13,621
Brother Industries Ltd.	2,000	46,632
Chubu Electric Power Co., Inc.	900	11,185
Citizen Watch Co. Ltd.	4,100	28,272
Credit Saison Co. Ltd.	1,000	20,750
Daicel Corp.	2,000	24,115
Daiichi Sankyo Co. Ltd.	300	6,770
Daiwa House Industry Co. Ltd.	400	13,817
Daiwa House REIT Investment Corp.	1	2,394
DeNA Co. Ltd.	400	8,972
Denso Corp.	100	5,061
Ezaki Glico Co. Ltd.	200	10,557
Fuji Electric Co. Ltd.	1,000	5,549
FUJIFILM Holdings Corp.	700	27,196
Fujitsu Ltd.	14,000	104,196
GungHo Online Entertainment, Inc.	7,200	19,477
Gunma Bank Ltd. (The)	2,800	17,347
Haseko Corp. (a)	7,200	96,079
Hikari Tsushin, Inc.	100	12,545
Hitachi Chemical Co. Ltd.	1,000	27,441
Hitachi Construction Machinery Co. Ltd.	100	2,964
Hitachi High-Technologies Corp.	1,000	36,319
Hitachi Ltd.	16,000	112,814
Hitachi Metals Ltd.	300	4,181
Hoya Corp.	100	5,408
Isuzu Motors Ltd.	500	6,629
ITOCHU Corp.	1,200	19,662
Itochu Techno-Solutions Corp. (a)	900	33,621
Japan Airlines Co. Ltd. (a)	2,900	98,169
Japan Tobacco, Inc.	100	3,277
JFE Holdings, Inc.	2,900	56,723
JTEKT Corp.	200	2,769
JXTG Holdings, Inc.	700	3,609
Kajima Corp.	7,000	69,576
Kamigumi Co. Ltd.	1,000	23,168
Kao Corp.	300	17,662
Kirin Holdings Co. Ltd.	200	4,699
Komatsu Ltd.	400	11,327
Konami Holdings Corp.	100	4,814
Kuraray Co. Ltd.	200	3,742
Kyushu Financial Group, Inc.	1,600	9,850

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
Japan - 28.0% (continued)
Lion Corp.	1,000	$18,272
Marubeni Corp.	3,300	22,559
Matsumotokiyoshi Holdings Co. Ltd.	700	46,887
Mazda Motor Corp.	1,900	29,108
Mebuki Financial Group, Inc.	7,000	27,084
Medipal Holdings Corp.	300	5,214
MINEBEA MITSUMI, Inc.	600	9,397
Mitsubishi Chemical Holdings Corp.	600	5,720
Mitsubishi Corp.	1,900	44,205
Mitsubishi Electric Corp.	1,800	28,158
Mitsubishi Estate Co. Ltd.	500	8,690
Mitsubishi Gas Chemical Co., Inc. (a)	2,100	49,273
Mitsubishi Materials Corp.	600	20,782
Mitsubishi UFJ Financial Group, Inc.	6,600	42,912
Mitsubishi UFJ Lease & Finance Co. Ltd.	600	3,183
Mitsui & Co. Ltd.	200	2,958
Mitsui Chemicals, Inc.	800	24,334
Mitsui Fudosan Co. Ltd.	400	8,673
Mitsui OSK Lines Ltd.	600	18,206
Mixi, Inc.	300	14,489
Mizuho Financial Group, Inc.	2,500	4,383
MS&AD Insurance Group Holdings, Inc. (a)	2,900	93,457
Nabtesco Corp.	100	3,721
Nexon Co. Ltd. *	300	7,843
NH Foods Ltd. (a)	3,000	82,452
NHK Spring Co. Ltd.	1,700	18,334
Nikon Corp.	900	15,607
Nippon Electric Glass Co. Ltd.	600	23,258
Nippon Express Co. Ltd. (a)	600	39,115
Nippon Shinyaku Co. Ltd.	100	6,950
Nippon Telegraph & Telephone Corp.	1,100	50,403
Nomura Holdings, Inc.	5,800	32,544
Nomura Real Estate Master Fund, Inc., REIT	3	3,902
NSK Ltd.	300	4,050
NTT DOCOMO, Inc.	900	20,571
Obayashi Corp.	3,600	43,180
ORIX Corp.	1,200	19,373
Otsuka Corp.	100	6,414
Panasonic Corp.	1,600	23,219
Persol Holdings Co. Ltd.	200	4,660
Pola Orbis Holdings, Inc.	700	21,166
Resona Holdings, Inc.	12,400	63,753
Rohm Co. Ltd.	300	25,743
Sega Sammy Holdings, Inc.	1,900	26,559
Sekisui Chemical Co. Ltd.	500	9,851
Seven & i Holdings Co. Ltd.	1,300	50,225
Shimamura Co. Ltd.	300	35,986
Shimizu Corp.	1,000	11,089
Shin-Etsu Chemical Co. Ltd.	200	17,900
Shinsei Bank Ltd. (a)	2,000	32,053
Shionogi & Co. Ltd.	600	32,800
Shiseido Co. Ltd.	600	24,013
SoftBank Group Corp.	400	32,439
Sojitz Corp.	6,300	17,432
Sompo Holdings, Inc.	1,800	70,145
Sony Corp.	500	18,654
Square Enix Holdings Co. Ltd.	300	11,298
Subaru Corp. (a)	900	32,460
SUMCO Corp.	200	3,156

INVESTMENTS	SHARES	VALUE
Japan - 28.0% (continued)
Sumitomo Corp.	600	$8,638
Sumitomo Dainippon Pharma Co. Ltd.	2,800	36,476
Sumitomo Electric Industries Ltd.	400	6,539
Sumitomo Heavy Industries Ltd.	1,000	40,139
Sumitomo Mitsui Financial Group, Inc.	500	19,220
Suzuki Motor Corp.	500	26,243
Taiheiyo Cement Corp.	200	7,727
Taisei Corp. (a)	1,800	94,395
TDK Corp.	100	6,795
Teijin Ltd.	300	5,919
THK Co. Ltd.	500	17,054
Tokyo Electric Power Co. Holdings, Inc. *	9,800	39,590
Tokyo Electron Ltd.	400	61,580
Tokyo Gas Co. Ltd.	800	19,591
Tosoh Corp.	3,500	79,003
Toyo Seikan Group Holdings Ltd.	700	11,698
Toyo Suisan Kaisha Ltd.	300	11,022
Toyoda Gosei Co. Ltd.	100	2,363
Toyota Boshoku Corp.	1,200	25,444
Toyota Motor Corp.	600	35,777
Toyota Tsusho Corp.	200	6,573
Welcia Holdings Co. Ltd.	100	3,767
Yamazaki Baking Co. Ltd.	900	16,245
Yokogawa Electric Corp.	700	11,928

		3,295,832

Luxembourg - 0.1%
B&M European Value Retail SA	1,299	6,748

Malta - 0.1%
Kindred Group plc, SDR	780	8,976

Netherlands - 6.2%
ABN AMRO Group NV, CVA (a)(b)	3,956	118,459
Aegon NV	1,594	9,292
Akzo Nobel NV	97	8,946
ASM International NV	747	47,239
ASML Holding NV	181	30,929
ASR Nederland NV	1,169	46,748
ING Groep NV	3,034	55,924
Koninklijke Ahold Delhaize NV	1,852	34,604
Koninklijke DSM NV	258	21,121
Koninklijke Philips NV (a)	2,585	106,657
NN Group NV	1,197	50,126
Philips Lighting NV (b)	873	35,241
Randstad Holding NV	644	39,802
Royal Dutch Shell plc, Class B	2,926	90,080
Wolters Kluwer NV	806	37,249

		732,417

Norway - 0.9%
DNB ASA	686	13,850
Leroy Seafood Group ASA	2,010	12,874
Marine Harvest ASA *	2,575	50,928
Norsk Hydro ASA	1,207	8,807
Salmar ASA	805	22,766
Telenor ASA	163	3,453

		112,678

Portugal - 0.6%
EDP - Energias de Portugal SA	9,723	36,663

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
Portugal - 0.6% (continued)
Galp Energia SGPS SA	1,641	$29,100

		65,763

Russia - 0.1%
Evraz plc	1,836	7,710

Singapore - 0.7%
City Developments Ltd.	400	3,352
DBS Group Holdings Ltd.	200	3,079
Genting Singapore plc	73,400	63,470
Oversea-Chinese Banking Corp. Ltd.	1,000	8,246

		78,147

South Africa - 0.8%
Investec plc	7,181	52,496
Mondi plc	1,705	45,839

		98,335

Spain - 4.6%
ACS Actividades de Construccion y Servicios SA	868	32,201
Aena SME SA (b)	53	9,578
Banco Bilbao Vizcaya Argentaria SA	4,535	40,545
Banco de Sabadell SA	3,050	6,376
Banco Santander SA (a)	16,231	113,533
Bankinter SA	467	4,423
Distribuidora Internacional de Alimentacion SA	564	3,294
Endesa SA	1,747	39,421
Grifols SA	498	14,533
Iberdrola SA	1,338	10,404
Mapfre SA	15,137	49,325
Melia Hotels International SA	633	9,156
Repsol SA (a)	8,537	157,545
Telefonica SA	4,445	48,304

		538,638

Sweden - 3.0%
Atlas Copco AB, Class B	307	11,926
BillerudKorsnas AB	888	15,062
Boliden AB	2,367	80,287
Electrolux AB, Series B	677	23,042
Essity AB, Class B *	2,595	70,750
Getinge AB, Class B	177	3,323
Holmen AB, Class B	72	3,374
Investor AB, Class B	307	15,189
NCC AB, Class B	631	14,979
Nordea Bank AB	718	9,749
Saab AB, Class B	180	9,149
Sandvik AB	710	12,262
Skandinaviska Enskilda Banken AB, Class A	846	11,161
Skanska AB, Class B	512	11,873
Svenska Cellulosa AB SCA, Class B	3,407	28,880
Swedish Match AB	261	9,167
Tele2 AB, Class B	1,336	15,309
Volvo AB, Class B	629	12,145

		357,627

Switzerland - 10.9%
ABB Ltd. (Registered)	2,223	54,970

INVESTMENTS	SHARES	VALUE
Switzerland - 10.9% (continued)
Adecco Group AG (Registered) *(a)	1,860	$144,902
Baloise Holding AG (Registered)	58	9,185
Bucher Industries AG (Registered)	34	12,095
Coca-Cola HBC AG *	1,707	57,797
Geberit AG (Registered)	23	10,889
Georg Fischer AG (Registered)	20	24,682
Glencore plc *	1,053	4,833
IWG plc	1,286	5,335
LafargeHolcim Ltd. (Registered) *	476	27,867
Lonza Group AG (Registered) *	191	50,188
Nestle SA (Registered) (a)	1,748	146,729
Novartis AG (Registered) (a)	1,351	115,882
Partners Group Holding AG	40	27,156
Roche Holding AG (a)	716	183,024
Sika AG	4	29,783
STMicroelectronics NV	1,889	36,628
Straumann Holding AG (Registered)	15	9,647
Sunrise Communications Group AG *(b)	83	6,843
Swiss Life Holding AG (Registered) *	199	70,156
Swiss Re AG	531	48,132
Temenos Group AG (Registered) *	900	91,925
UBS Group AG (Registered) *	2,254	38,559
Zurich Insurance Group AG	261	79,756

		1,286,963

United Kingdom - 18.9%
Aggreko plc	1,889	23,759
Amec Foster Wheeler plc	812	5,554
Anglo American plc	723	12,998
Ashtead Group plc	3,836	92,540
ASOS plc *	149	11,901
BAE Systems plc	750	6,352
Barclays plc	71,137	184,457
Barratt Developments plc	8,876	73,122
BBA Aviation plc	5,440	21,766
Bellway plc	460	20,348
Berkeley Group Holdings plc	579	28,855
BP plc	5,050	32,350
British Land Co. plc (The), REIT	423	3,415
BT Group plc	38,027	144,635
Burberry Group plc	2,388	56,384
Centrica plc	3,645	9,136
Close Brothers Group plc	1,377	27,230
Compass Group plc	1,163	24,676
Diageo plc	116	3,815
Dialog Semiconductor plc *	768	33,989
Dixons Carphone plc	22,989	59,606
Fiat Chrysler Automobiles NV *	7,118	127,564
G4S plc	3,835	14,308
GKN plc	10,457	48,453
GlaxoSmithKline plc	3,033	60,632
Hammerson plc, REIT	2,036	14,660
Hays plc	7,588	19,273
Howden Joinery Group plc	2,180	12,598
HSBC Holdings plc	9,446	93,382
Inchcape plc	357	4,129
Indivior plc *	17,498	79,702
Intermediate Capital Group plc	3,070	38,548
International Consolidated Airlines Group SA	1,548	12,309

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
United Kingdom - 18.9% (continued)
JD Sports Fashion plc	1,846	$9,255
Jupiter Fund Management plc	615	4,556
Kingfisher plc	2,965	11,871
Land Securities Group plc, REIT	251	3,277
Lloyds Banking Group plc	97,555	88,654
London Stock Exchange Group plc	136	6,983
Man Group plc	1,517	3,416
Marks & Spencer Group plc	732	3,466
Moneysupermarket.com Group plc	6,589	28,091
Next plc	270	19,033
Old Mutual plc	23,472	61,144
Persimmon plc	2,009	69,526
Playtech plc	589	7,252
Reckitt Benckiser Group plc	276	25,218
RELX plc	672	14,748
Rio Tinto Ltd.	337	17,664
Rio Tinto plc	558	25,974
Rolls-Royce Holdings plc *	381	4,532
Royal Bank of Scotland Group plc *	966	3,477
Royal Mail plc	9,515	48,994
Segro plc, REIT	3,096	22,259
Sky plc	248	3,042
Spectris plc	665	21,485
Sports Direct International plc *	660	3,629
Standard Life Aberdeen plc	604	3,511
Subsea 7 SA	456	7,504
Tate & Lyle plc	5,860	50,883
Taylor Wimpey plc	33,590	88,038
Unilever plc	1,031	59,674
WH Smith plc	405	10,962
William Hill plc	6,733	22,775
Wm Morrison Supermarkets plc	12,434	39,017
WPP plc	1,958	36,333

		2,228,689

United States - 0.2%
Shire plc	369	18,795

TOTAL COMMON STOCKS (Cost $13,287,819)		14,801,137

EXCHANGE TRADED FUND - 2.7%

United States - 2.7%
iShares MSCI EAFE Fund (1)
(Cost $308,975)	4,744	324,869

SHORT-TERM INVESTMENTS - 0.4%

Investment Companies - 0.4%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.91% (c)	487	487
Dreyfus Treasury & Agency Cash Management, Institutional Shares, 0.89% (c)	1,948	1,948
Limited Purpose Cash Investment Fund, 0.97% (c)	44,315	44,310
UBS Select Treasury Preferred Fund, Class I, 0.87% (c)	2,435	2,435

TOTAL SHORT-TERM INVESTMENTS (Cost $49,180)		49,180

TOTAL LONG POSITIONS (Cost $13,645,974)		15,175,186

INVESTMENTS	SHARES	VALUE
SHORT POSITIONS - (29.4)%

COMMON STOCKS - (29.4)%

Australia - (4.4)%
AMP Ltd.	(16,381)	$(62,203)
AusNet Services	(3,074)	(4,079)
Boral Ltd.	(3,269)	(17,430)
Brambles Ltd.	(2,791)	(19,755)
Domino’s Pizza Enterprises Ltd.	(1,107)	(39,883)
Healthscope Ltd.	(3,733)	(4,900)
Iluka Resources Ltd.	(9,461)	(70,822)
Incitec Pivot Ltd.	(2,441)	(6,916)
Magellan Financial Group Ltd.	(3,998)	(77,245)
Medibank Pvt Ltd.	(7,013)	(16,091)
Oil Search Ltd.	(12,830)	(70,787)
Platinum Asset Management Ltd.	(6,278)	(29,903)
REA Group Ltd.	(397)	(20,911)
SEEK Ltd.	(530)	(6,920)
Sydney Airport	(598)	(3,340)
Tabcorp Holdings Ltd.	(8,706)	(29,184)
TPG Telecom Ltd.	(2,765)	(10,585)
Transurban Group	(2,152)	(20,096)
Vocus Group Ltd.	(3,591)	(6,746)

		(517,796)

Austria - (0.4)%
ams AG *	(623)	(45,236)

Belgium - (0.7)%
Anheuser-Busch InBev SA/NV	(703)	(84,035)

Chile - (0.1)%
Antofagasta plc	(702)	(8,942)

Denmark - (1.6)%
AP Moller - Maersk A/S, Class B	(12)	(22,849)
Chr Hansen Holding A/S	(392)	(33,650)
DONG Energy A/S (b)	(154)	(8,827)
Nets A/S *(b)	(275)	(7,124)
Novozymes A/S, Class B	(1,324)	(68,011)
Pandora A/S	(449)	(44,394)

		(184,855)

Finland - (0.5)%
Amer Sports OYJ *	(1,693)	(44,946)
Huhtamaki OYJ	(120)	(4,846)
Outokumpu OYJ	(916)	(9,530)

		(59,322)

France - (1.9)%
Accor SA	(437)	(21,734)
Bollore SA	(5,933)	(29,669)
Edenred	(1,197)	(32,540)
Electricite de France SA	(3,626)	(44,039)
Groupe Eurotunnel SE (Registered)	(3,796)	(45,770)
JCDecaux SA	(149)	(5,586)
SFR Group SA *	(1,115)	(45,487)

		(224,825)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
Germany - (2.4)%
Bilfinger SE	(346)	$(14,510)
Commerzbank AG *	(311)	(4,241)
Fielmann AG	(162)	(14,047)
GEA Group AG	(830)	(37,785)
Sartorius AG (Preference)	(760)	(72,724)
Symrise AG	(128)	(9,731)
thyssenkrupp AG	(1,084)	(32,195)
Wirecard AG	(627)	(57,439)
Zalando SE *(b)	(775)	(38,899)

		(281,571)

Ireland - (0.1)%
James Hardie Industries plc, CDI	(1,030)	(14,376)

Italy - (1.8)%
Azimut Holding SpA	(156)	(3,380)
Banca Generali SpA	(841)	(29,209)
BPER Banca	(3,429)	(20,546)
Brembo SpA	(3,162)	(53,524)
Ferrari NV	(137)	(15,159)
FinecoBank Banca Fineco SpA	(502)	(4,457)
Saipem SpA *	(13,053)	(56,372)
Snam SpA	(686)	(3,306)
UniCredit SpA *	(875)	(18,672)
Unione di Banche Italiane SpA	(2,304)	(11,974)

		(216,599)

Japan - (6.2)%
Acom Co. Ltd. *	(7,600)	(29,487)
AEON Financial Service Co. Ltd.	(800)	(16,736)
Alps Electric Co. Ltd.	(200)	(5,286)
Asics Corp.	(700)	(10,440)
Bank of Kyoto Ltd. (The)	(600)	(30,540)
Calbee, Inc.	(1,300)	(45,658)
Chugai Pharmaceutical Co. Ltd.	(100)	(4,156)
Chugoku Electric Power Co., Inc. (The)	(2,200)	(23,371)
Coca-Cola Bottlers Japan, Inc.	(600)	(19,434)
CyberAgent, Inc.	(100)	(2,920)
FamilyMart UNY Holdings Co. Ltd.	(400)	(21,073)
Hamamatsu Photonics KK	(100)	(3,025)
Hokuriku Electric Power Co.	(5,000)	(41,968)
Japan Airport Terminal Co. Ltd.	(500)	(17,815)
Kakaku.com, Inc.	(600)	(7,655)
Kansai Paint Co. Ltd.	(1,000)	(25,191)
Kyushu Electric Power Co., Inc.	(1,300)	(13,811)
MonotaRO Co. Ltd.	(1,000)	(26,747)
Nankai Electric Railway Co. Ltd.	(200)	(4,950)
NGK Spark Plug Co. Ltd.	(2,600)	(55,371)
Nidec Corp.	(100)	(12,293)
Nippon Paint Holdings Co. Ltd.	(1,100)	(37,421)
Nippon Yusen KK *	(200)	(4,162)
Odakyu Electric Railway Co. Ltd.	(500)	(9,488)
Orient Corp.	(5,500)	(8,956)
Ricoh Co. Ltd.	(1,000)	(9,724)
Santen Pharmaceutical Co. Ltd.	(900)	(14,200)
Seven Bank Ltd.	(8,000)	(28,910)
Shimano, Inc.	(200)	(26,644)
Shizuoka Bank Ltd. (The)	(2,000)	(17,999)
Sony Financial Holdings, Inc.	(2,100)	(34,460)
Sosei Group Corp. *	(300)	(25,374)

INVESTMENTS	SHARES	VALUE
Japan - (6.2)% (continued)
Suruga Bank Ltd.	(1,800)	$(38,843)
Toyota Industries Corp.	(200)	(11,502)
Yahoo Japan Corp.	(1,700)	(8,080)
Yaskawa Electric Corp.	(1,000)	(31,740)

		(725,430)

Jordan - (0.4)%
Hikma Pharmaceuticals plc	(2,718)	(44,161)

Luxembourg - (1.4)%
Eurofins Scientific SE	(17)	(10,756)
Millicom International Cellular SA, SDR	(345)	(22,790)
Tenaris SA	(9,399)	(133,231)

		(166,777)

Netherlands - (1.3)%
Altice NV, Class A *	(4,422)	(88,599)
Koninklijke Vopak NV	(367)	(16,094)
OCI NV *	(2,080)	(48,724)
SBM Offshore NV	(199)	(3,609)

		(157,026)

Norway - (0.8)%
Schibsted ASA, Class A	(3,121)	(80,459)
Yara International ASA	(185)	(8,295)

		(88,754)

Portugal - (0.1)%
Banco Comercial Portugues SA, Class R *	(52,798)	(15,320)

Singapore - (0.4)%
Keppel Corp. Ltd.	(5,000)	(24,005)
SATS Ltd.	(1,400)	(4,765)
Singapore Press Holdings Ltd.	(8,700)	(17,483)

		(46,253)

South Africa - (0.1)%
Mediclinic International plc	(1,377)	(11,994)

Spain - (1.2)%
Bankia SA	(11,481)	(55,428)
Cellnex Telecom SA (b)	(3,623)	(82,941)

		(138,369)

Switzerland - (1.3)%
Credit Suisse Group AG (Registered) *	(3,805)	(60,289)
Vifor Pharma AG	(743)	(87,634)

		(147,923)

United Kingdom - (2.2)%
AA plc	(3,230)	(7,344)
Beazley plc	(1,075)	(6,914)
BTG plc *	(1,420)	(12,871)
Cobham plc	(10,176)	(19,876)
Essentra plc	(1,959)	(14,484)
Hargreaves Lansdown plc	(367)	(7,283)
Inmarsat plc	(1,855)	(16,010)
John Wood Group plc	(7,838)	(71,592)
Just Eat plc *	(4,079)	(36,536)
Pennon Group plc	(320)	(3,417)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
United Kingdom - (2.2)% (continued)
Petrofac Ltd.	(6,734)	$(40,681)
Tesco plc *	(10,433)	(26,163)

		(263,171)

United States - (0.1)%
QIAGEN NV *	(445)	(14,066)

TOTAL COMMON STOCKS (Proceeds $(3,314,631))		(3,456,801)

TOTAL SHORT POSITIONS (Proceeds $(3,314,631))		(3,456,801)

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 99.4% (Cost $10,331,343)		11,718,385

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%		59,330

NET ASSETS - 100.0%		$11,777,715

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$1,368,846	11.6%
Consumer Staples	869,144	7.4
Energy	293,850	2.5
Exchange Traded Fund	324,869	2.7
Financials	2,259,828	19.2
Health Care	1,198,100	10.1
Industrials	1,920,559	16.3
Information Technology	1,072,537	9.1
Materials	1,163,521	9.9
Real Estate	473,271	4.0
Telecommunication Services	245,080	2.1
Utilities	479,600	4.1
Short-Term Investments	49,180	0.4

Total Investments In Securities At Value	11,718,385	99.4
Other Assets in Excess of Liabilities	59,330	0.6

Net Assets	$11,777,715	100.0%

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $4,018,746.
(b)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at September 30, 2017 amounted to $167,639, which represents approximately 1.42% of net assets of the fund.
(c)	Represents 7-day effective yield as of September 30, 2017.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1) Level 1 security (See Note 4).

Abbreviations

CVA - Dutch Certification

OYJ - Public Traded Company

Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT - Real Estate Investment Trust

SCA - Limited partnership with share capital

SDR - Swedish Depositary Receipt

SGPS -Sociedade Gestora de Participacões Sociais

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE

COMMON STOCKS - 79.7%

Brazil - 10.1%
Ambev SA, ADR (1)	2,313	$15,243
Banco Bradesco SA, ADR (1)*	13,658	151,194
Banco do Brasil SA (1)*	30,000	331,055
Banco Santander Brasil SA, ADR (1)	7,758	67,805
BB Seguridade Participacoes SA (1)	3,200	28,796
BR Malls Participacoes SA (1)	7,100	31,743
Braskem SA (Preference), Class A (1)	14,000	187,247
Cia Brasileira de Distribuicao (Preference) (1)*	3,200	75,869
Cia de Saneamento Basico do Estado de Sao Paulo, ADR (1)*	19,362	202,526
Cia Energetica de Minas Gerais (Preference) (1)	30,100	76,030
Cosan SA Industria e Comercio (1)	1,000	11,405
Embraer SA, ADR (1)	6,114	138,238
Hypermarcas SA (1)	26,900	272,554
Itau Unibanco Holding SA, ADR (1)	18,656	255,587
Itausa - Investimentos Itau SA (Preference) (1)	76,800	267,951
Localiza Rent a Car SA (1)*	2,700	49,309
M Dias Branco SA (1)*	3,400	53,676
Petroleo Brasileiro SA (Preference) (1)*	30,000	145,304
Porto Seguro SA (1)*	8,700	103,478
Sul America SA (1)	9,040	50,949
TIM Participacoes SA, ADR (1)	534	9,761
WEG SA (1)	1,200	8,131

		2,533,851

Chile - 1.7%
Banco de Chile, ADR (1)	1,355	123,535
Banco Santander Chile, ADR (1)	4,740	140,826
Cia Cervecerias Unidas SA, ADR (1)	428	11,526
Enel Americas SA, ADR (1)	4,432	45,295
Enel Chile SA, ADR (1)	3,675	22,050
Enel Generacion Chile SA (1)	72,049	62,907
Latam Airlines Group SA, ADR (1)	1,447	19,173
Sociedad Quimica y Minera de Chile SA, ADR (1)	157	8,739

		434,051

China - 6.8%
58.com, Inc., ADR (1)*	179	11,302
Alibaba Group Holding Ltd., ADR (1)*	5,592	965,794
Baidu, Inc., ADR (1)*	1,329	329,180
Ctrip.com International Ltd., ADR (1)*	1,535	80,956
JD.com, Inc., ADR (1)*	3,177	121,362
NetEase, Inc., ADR (1)	313	82,573
New Oriental Education & Technology Group, Inc., ADR (1)	530	46,778
SINA Corp. (1)*	76	8,713
TAL Education Group, ADR (1)	1,062	35,800
Vipshop Holdings Ltd., ADR (1)*	351	3,085

		1,685,543

Hungary - 0.1%
MOL Hungarian Oil & Gas plc	976	11,100
OTP Bank plc	377	14,153
Richter Gedeon Nyrt	449	11,157

		36,410

INVESTMENTS	SHARES	VALUE
India - 7.1%
Dr Reddy’s Laboratories Ltd., ADR (1)	4,481	$159,882
ICICI Bank Ltd., ADR (1)	41,936	358,972
Infosys Ltd., ADR (1)	40,057	584,432
Tata Motors Ltd., ADR (1)*	6,005	187,776
Vedanta Ltd., ADR (1)	6,591	127,602
Wipro Ltd., ADR (1)	60,568	344,026

		1,762,690

Indonesia - 2.0%
Adaro Energy Tbk. PT	1,187,200	161,157
Astra International Tbk. PT	52,900	31,058
Bank Central Asia Tbk. PT	6,300	9,500
Bank Negara Indonesia Persero Tbk. PT	334,600	183,989
Bank Rakyat Indonesia Persero Tbk. PT	16,800	19,073
Gudang Garam Tbk. PT	500	2,444
Surya Citra Media Tbk. PT	36,900	6,001
Telekomunikasi Indonesia Persero Tbk. PT	34,100	11,859
United Tractors Tbk. PT	29,700	70,622

		495,703

Mexico - 0.4%
America Movil SAB de CV, Class L, ADR (1)	5,782	102,631
Grupo Aeroportuario del Sureste SAB de CV, ADR (1)	48	9,159

		111,790

Peru - 0.2%
Credicorp Ltd. (1)	168	34,443
Southern Copper Corp. (1)	284	11,292

		45,735

Philippines - 1.0%
Ayala Corp.	610	11,658
Ayala Land, Inc.	33,500	28,728
BDO Unibank, Inc.	6,970	17,952
International Container Terminal Services, Inc.	16,250	33,340
JG Summit Holdings, Inc.	2,950	4,356
Jollibee Foods Corp.	10,190	48,905
Metro Pacific Investments Corp.	63,900	8,437
Metropolitan Bank & Trust Co.	5,070	8,642
PLDT, Inc., ADR (1)	233	7,437
Security Bank Corp.	5,720	27,416
SM Investments Corp.	510	8,872
SM Prime Holdings, Inc.	49,700	33,740

		239,483

Poland - 2.4%
Jastrzebska Spolka Weglowa SA *	10,319	273,063
PGE Polska Grupa Energetyczna SA *	63,614	232,024
Polski Koncern Naftowy ORLEN SA	1,480	49,382
Powszechna Kasa Oszczednosci Bank Polski SA *	2,359	22,869
Tauron Polska Energia SA *	11,936	12,273

		589,611

Romania - 0.0% (a)
NEPI Rockcastle plc (1)	792	10,758
New Europe Property Investments plc (3)*(b)	246	—

		10,758

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
Russia - 0.8%
Mobile TeleSystems PJSC, ADR (1)	19,920	$207,965

South Africa - 6.7%
Anglo American Platinum Ltd. *	292	7,458
AngloGold Ashanti Ltd., ADR (1)	7,639	70,966
Barclays Africa Group Ltd.	2,986	30,648
Coronation Fund Managers Ltd.	2,203	10,971
Exxaro Resources Ltd.	39,932	363,620
FirstRand Ltd.	2,924	11,244
Fortress Income Fund Ltd., REIT	5,721	16,376
Foschini Group Ltd. (The)	13,092	131,321
Growthpoint Properties Ltd., REIT	19,539	35,091
Imperial Holdings Ltd.	10,422	147,262
Investec Ltd.	22,619	163,669
Massmart Holdings Ltd.	11,253	92,597
MMI Holdings Ltd.	67,367	86,253
Mondi Ltd.	2,348	62,742
Mr Price Group Ltd.	1,014	13,485
Naspers Ltd., Class N	741	160,184
Redefine Properties Ltd.	44,074	34,786
Remgro Ltd.	1,553	23,569
Resilient REIT Ltd.	1,359	13,385
RMB Holdings Ltd.	9,288	43,537
Sanlam Ltd.	4,767	23,815
Sappi Ltd.	9,780	66,609
Standard Bank Group Ltd.	4,538	52,943
Telkom SA SOC Ltd.	2,354	10,312

		1,672,843

South Korea - 28.1%
BNK Financial Group, Inc.	25,872	226,246
CJ E&M Corp.	106	7,150
Daelim Industrial Co. Ltd.	270	18,931
DGB Financial Group, Inc.	9,366	85,964
Doosan Bobcat, Inc.	1,830	58,521
E-MART, Inc.	165	30,098
Hana Financial Group, Inc.	1,226	50,863
Hankook Tire Co. Ltd.	237	12,480
Hanon Systems	5,825	64,241
Hanwha Chemical Corp.	4,459	126,869
Hanwha Corp.	8,304	320,103
Hanwha Life Insurance Co. Ltd.	41,067	246,006
Hyosung Corp.	581	74,040
Hyundai Department Store Co. Ltd.	171	13,212
Hyundai Development Co.-Engineering & Construction	1,348	42,141
Hyundai Engineering & Construction Co. Ltd.	7,794	261,895
Hyundai Marine & Fire Insurance Co. Ltd.	2,203	87,373
Hyundai Mobis Co. Ltd.	1,105	232,003
KB Financial Group, Inc.	977	48,068
Kia Motors Corp.	1,443	39,923
Korea Investment Holdings Co. Ltd.	3,420	183,467
Korea Zinc Co. Ltd.	171	74,091
Korean Air Lines Co. Ltd. *	8,081	217,845
KT Corp., ADR (1)	25,332	351,355
KT&G Corp.	460	42,449
LG Corp.	4,207	297,063
LG Electronics, Inc.	4,658	336,407

INVESTMENTS	SHARES	VALUE
South Korea - 28.1% (continued)
Lotte Chemical Corp.	926	$306,598
Lotte Shopping Co. Ltd.	58	12,544
Orion Corp. (1)*	70	5,928
POSCO	678	188,406
Posco Daewoo Corp.	2,675	45,203
Samsung Card Co. Ltd.	695	22,411
Samsung Electronics Co. Ltd.	778	1,750,674
Shinhan Financial Group Co. Ltd.	271	11,978
SK Hynix, Inc.	11,101	809,600
SK Innovation Co. Ltd.	445	77,561
SK Telecom Co. Ltd.	745	166,231
Woori Bank	3,447	53,814
Yuhan Corp.	57	10,293

		7,010,045

Taiwan - 12.0%
AU Optronics Corp.	93,000	37,375
Catcher Technology Co. Ltd.	9,000	84,189
Cathay Financial Holding Co. Ltd.	5,000	7,968
China Life Insurance Co. Ltd.	14,170	13,363
Compal Electronics, Inc.	16,000	11,381
CTBC Financial Holding Co. Ltd.	15,000	9,416
E.Sun Financial Holding Co. Ltd.	51,000	30,480
Evergreen Marine Corp. Taiwan Ltd. *	64,000	36,999
First Financial Holding Co. Ltd.	276,240	177,421
Formosa Chemicals & Fibre Corp.	5,000	15,225
Formosa Petrochemical Corp.	8,000	27,633
General Interface Solution Holding Ltd.	25,000	249,535
Hon Hai Precision Industry Co. Ltd.	221,000	767,513
Innolux Corp.	73,000	34,170
Lite-On Technology Corp.	189,000	270,733
Nien Made Enterprise Co. Ltd.	2,000	20,537
Novatek Microelectronics Corp.	2,000	7,534
Pegatron Corp.	86,000	223,929
Phison Electronics Corp.	14,000	166,432
Pou Chen Corp.	9,000	11,316
Powertech Technology, Inc.	13,000	37,572
Realtek Semiconductor Corp.	14,000	48,365
Synnex Technology International Corp.	10,000	12,018
Taiwan Cooperative Financial Holding Co. Ltd.	20,000	10,333
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (1)	16,622	624,156
Uni-President Enterprises Corp.	6,000	12,580
Wistron Corp.	55,450	44,470

		2,992,643

United States - 0.3%
Yum China Holdings, Inc. (1)*	1,842	73,625

TOTAL COMMON STOCKS (Cost $19,304,253)		19,902,746

EXCHANGE TRADED FUND - 2.1%

United States - 2.1%
iShares MSCI Emerging Markets Fund (1)
(Cost $493,490)	11,703	524,412

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
SHORT-TERM INVESTMENTS - 16.4%

Investment Companies - 16.4%
J.P. Morgan U.S. Treasury Plus Money Market Fund-IM Shares, 0.92% (c)(d)	2,632,569	$2,632,569
Limited Purpose Cash Investment Fund, 0.97% (c)	1,452,094	1,451,949

TOTAL SHORT-TERM INVESTMENTS (Cost $4,084,496)		4,084,518

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 98.2% (Cost $23,882,239)		24,511,676

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.8% (e)		439,933

NET ASSETS - 100.0%		$24,951,609

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$1,837,413	7.4%
Consumer Staples	342,411	1.4
Energy	917,783	3.7
Exchange Traded Fund	524,412	2.1
Financials	3,950,095	15.8
Health Care	453,887	1.8
Industrials	1,569,279	6.3
Information Technology	7,505,667	30.0
Materials	1,600,947	6.4
Real Estate	204,607	0.8
Telecommunication Services	867,551	3.5
Utilities	653,106	2.6
Short-Term Investments	4,084,518	16.4

Total Investments In Securities At Value	24,511,676	98.2
Other Assets in Excess of Liabilities (e)	439,933	1.8

Net Assets	$24,951,609	100.0%

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	Security fair valued as of September 30, 2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at September 30, 2017 amounted to $0, which represents approximately 0.00% of net assets of the fund.
(c)	Represents 7-day effective yield as of September 30, 2017.
(d)	All or a portion of the security pledged as collateral for swap contracts.
(e)	Includes appreciation/(depreciation) on swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).
(3)	Level 3 security (See Note 4).

Abbreviations

ADR - American Depositary Receipt

PJSC - Public Joint Stock Company

Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT - Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

Total Return Basket Swaps Outstanding at September 30, 2017

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Johannesburg Interbank Agreed Rate plus or minus a specified spread (rates range from -0.87% to -0.75%), which is denominated in ZAR based on the local currencies of the positions within the swap.	52-61 months maturity ranging from 12/21/2021- 07/13/2022	$227,559	$13,438	$(132)	$13,306

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Warsaw Interbank Effective Rate plus or minus a specified spread (rates range from -0.77% to -0.40%), which is denominated in PLN based on the local currencies of the positions within the swap.	60-61 months maturity ranging from 08/31/2022- 09/22/2022	$169,658	$(4,597)	$(181)	$(4,778)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Mexico Equilibrium Interbank Interest Rate plus or minus a specified spread (rates range from -1.00% to 2.50%), which is denominated in MXN based on the local currencies of the positions within the swap.	52-61 months maturity ranging from 12/20/2021- 08/15/2022	$889,161	$10,407	$(708)	$9,699

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF NET ASSETS
Long Positions

Common Stock

Mexico
Alfa SAB de CV	7,600	$9,595	$(587)	(0.0)%
Arca Continental SAB de CV	7,800	53,319	(806)	(0.0)
Fibra Uno Administracion SA de CV	22,300	37,620	(105)	(0.0)
Gruma SAB de CV	2,355	34,430	1,351	0.0
Grupo Aeroportuario del Pacifico SAB de CV	1,200	12,283	280	0.0
Grupo Financiero Banorte SAB de CV	14,400	99,305	2,268	0.0
Grupo Mexico SAB de CV	14,600	44,650	(1,559)	(0.0)
Industrias Penoles SAB de CV	2,615	64,953	4,164	0.0
Mexichem SAB de CV	57,578	152,024	755	0.0
Promotora y Operadora de Infraestructura SAB de CV	955	10,109	(216)	(0.0)
Wal-Mart de Mexico SAB de CV	151,443	346,797	6,952	0.0

Short Positions

Common Stock

Mexico
Infraestructura Energetica Nova SAB de CV	(4,300)	(24,076)	(2,089)	(0.0)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Hong Kong Interbank Offered Rate plus or minus a specified spread (rates range from -3.21% to 0.40%), which is denominated in HKD based on the local currencies of the positions within the swap.	52-62 months maturity ranging from 12/20/2021- 09/26/2022	$10,339,625	$218,143	$(18,737)	$199,406

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF NET ASSETS
Long Positions

Common Stock

China
Agricultural Bank of China Ltd.	232,000	$104,435	$(1,154)	(0.0)%
Bank of China Ltd.	340,000	168,886	664	0.0
Beijing Capital International Airport Co. Ltd.	42,000	62,689	3,080	0.0
Beijing Enterprises Holdings Ltd.	42,500	228,918	7,318	0.0

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF NET ASSETS
Long Positions (continued)
China Cinda Asset Management Co. Ltd.	1,037,000	$383,714	$ (4,892)	(0.0	) %
China Construction Bank Corp.	412,000	344,206	15,658	0.1
China Evergrande Group	16,000	56,106	26,950	0.1
China Mobile Ltd.	54,000	548,206	(14,580)	(0.1)
China Overseas Land & Investment Ltd.	20,000	65,254	(2,597)	(0.0)
China Petroleum & Chemical Corp.	250,000	188,420	155	0.0
China Resources Power Holdings Co. Ltd.	34,000	61,580	4,288	0.0
China Shenhua Energy Co. Ltd.	137,000	323,916	1,756	0.0
China Southern Airlines Co. Ltd.	88,000	60,652	(7,661)	(0.0)
Chongqing Rural Commercial Bank Co. Ltd.	248,000	157,877	(5,392)	(0.0)
CNOOC Ltd.	70,000	90,619	4,004	0.0
CSPC Pharmaceutical Group Ltd.	126,000	211,755	15,780	0.1
Far East Horizon Ltd.	57,000	53,603	1,739	0.0
Geely Automobile Holdings Ltd.	159,000	451,514	45,652	0.2
Guangzhou Automobile Group Co. Ltd.	88,000	204,607	(2,842)	(0.0)
Haitian International Holdings Ltd.	58,000	166,904	(897)	(0.0)
Industrial & Commercial Bank of China Ltd.	437,000	326,662	27,107	0.1
Jiangxi Copper Co. Ltd.	40,000	63,553	(1,869)	(0.0)
Kingsoft Corp. Ltd.	56,000	131,189	(1,831)	(0.0)
People’s Insurance Co. Group of China Ltd. (The)	245,000	109,949	2,970	0.0
PICC Property & Casualty Co. Ltd.	182,000	322,850	5,304	0.0
Sihuan Pharmaceutical Holdings Group Ltd.	220,000	80,329	(4,514)	(0.0)
Sinopec Engineering Group Co. Ltd.	102,500	90,577	(517)	(0.0)
Sunny Optical Technology Group Co. Ltd.	12,000	192,648	20,097	0.1
Tencent Holdings Ltd.	21,500	939,995	69,614	0.3
TravelSky Technology Ltd.	43,000	112,486	(6,118)	(0.0)
Weichai Power Co. Ltd.	56,000	61,763	10,215	0.0

Hong Kong
GCL-Poly Energy Holdings Ltd.	700,000	96,274	(1,666)	(0.0)
Haier Electronics Group Co. Ltd.	192,000	469,938	(5,238)	(0.0)
Nine Dragons Paper Holdings Ltd.	67,000	132,597	66,675	0.3
Sino Biopharmaceutical Ltd.	150,000	158,915	4,885	0.0
Sun Art Retail Group Ltd.	129,500	120,635	(1,786)	(0.0)

Short Positions

Common Stock

China
Alibaba Health Information Technology Ltd.	(314,000)	(157,185)	(5,808)	(0.0)
BYD Co. Ltd.	(22,500)	(213,406)	(43,144)	(0.2)
CGN Power Co. Ltd.	(721,000)	(200,122)	3,970	0.0
China Galaxy Securities Co. Ltd.	(234,000)	(206,199)	6,874	0.0
China Power International Development Ltd.	(246,000)	(81,116)	1,093	0.0
China State Construction International Holdings Ltd.	(170,000)	(248,533)	2,098	0.0
GF Securities Co. Ltd.	(51,800)	(113,026)	(445)	(0.0)
Haitong Securities Co. Ltd.	(46,800)	(75,921)	3,948	0.0
Huatai Securities Co. Ltd.	(96,000)	(213,445)	9,021	0.0
Kunlun Energy Co. Ltd.	(94,000)	(91,992)	(3,552)	(0.0)
Lenovo Group Ltd.	(104,000)	(57,560)	(1,738)	(0.0)
Semiconductor Manufacturing International Corp.	(360,000)	(407,318)	(26,586)	(0.1)
Zijin Mining Group Co. Ltd.	(208,000)	(71,556)	(219)	(0.0)

Hong Kong
Alibaba Pictures Group Ltd.	(600,000)	(96,084)	4,037	0.0

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short positions and pays or receives the London Interbank Offered Rate (“LIBOR”) plus or minus a specified spread (rates range from -6.00% to 0.70%), which is denominated in USD based on the local currencies of the positions within the swap.	52-70 months maturity ranging from 12/20/2021- 10/17/2022	$7,030,944	$5,723	$(32,892)	$(27,169)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF NET ASSETS
Long Positions

Common Stock

India
Axis Bank Ltd.	1,603	$61,933	$2,145	0.0%
Larsen & Toubro Ltd.	3,610	63,759	3,985	0.0
Reliance Industries Ltd.	5,274	125,921	36,688	0.1
State Bank of India	1,063	40,920	(2,412)	(0.0)

Malaysia
AirAsia Bhd.	110,200	90,124	27,771	0.1
CIMB Group Holdings Bhd.	12,100	18,076	1,584	0.0
Genting Bhd.	30,600	69,256	(2,311)	(0.0)
Genting Malaysia Bhd.	35,400	45,119	4,538	0.0
Malayan Banking Bhd.	82,100	185,427	(7,166)	(0.0)
Malaysia Airports Holdings Bhd.	61,400	123,617	(4,871)	(0.0)
Petronas Chemicals Group Bhd.	29,300	50,613	(172)	(0.0)
Public Bank Bhd.	10,000	48,425	1,052	0.0

Russia
Gazprom PJSC, ADR	21,145	88,729	(5,418)	(0.0)
LUKOIL PJSC, ADR	1,659	87,985	956	0.0
MMC Norilsk Nickel PJSC, ADR	9,692	167,022	7,090	0.0
Novatek PJSC	426	50,053	1,440	0.0
Novolipetsk Steel PJSC	7,207	164,166	3,951	0.0
Severstal PJSC	6,292	94,174	(3,108)	(0.0)
Surgutneftegas OJSC, ADR	5,639	28,579	918	0.0
Tatneft PJSC, ADR	750	32,086	2,237	0.0

Thailand
Indorama Ventures PCL	33,600	42,636	1,875	0.0
Krung Thai Bank PCL	77,300	43,631	1,355	0.0
PTT Global Chemical PCL	159,300	368,198	2,738	0.0
Thai Oil PCL	137,200	380,821	14,943	0.1

Short Positions

Common Stock

Brazil
Centrais Eletricas Brasileiras SA	(32,900)	(205,265)	17,078	0.1
Fibria Celulose SA, ADR	(4,609)	(62,406)	(18,545)	(0.1)
Lojas Americanas SA (Preference)	(31,100)	(189,027)	(32,613)	(0.1)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF NET ASSETS
Short Positions (continued)
Raia Drogasil SA	(2,200)	$(52,097)	$(337)	(0.0	) %
Rumo SA	(32,600)	(124,444)	(24,557)	(0.1)
Ultrapar Participacoes SA	(1,700)	(40,423)	(1,231)	(0.0)

Russia
Magnit PJSC	(5,615)	(229,890)	(9,458)	(0.0)

South Korea
Amorepacific Corp.	(1,081)	(245,392)	(1,761)	(0.0)
CJ CheilJedang Corp.	(881)	(272,792)	(111)	(0.0)
CJ Corp.	(851)	(127,006)	3,716	0.0
CJ Logistics Corp.	(401)	(57,322)	4,337	0.0
Hanmi Pharm Co. Ltd.	(765)	(304,387)	(25,727)	(0.1)
Hanmi Science Co. Ltd.	(1,209)	(97,259)	(34,773)	(0.1)
Hanssem Co. Ltd.	(845)	(111,886)	6,022	0.0
Hanwha Techwin Co. Ltd.	(10,217)	(296,628)	43,774	0.2
Hotel Shilla Co. Ltd.	(1,191)	(60,572)	(2,409)	(0.0)
Hyundai Wia Corp.	(719)	(41,056)	2,307	0.0
Kakao Corp.	(351)	(44,284)	(10,719)	(0.0)
Korea Aerospace Industries Ltd.	(2,450)	(93,610)	22,371	0.1
Kumho Petrochemical Co. Ltd.	(4,797)	(303,050)	20,899	0.1
LG Household & Health Care Ltd.	(22)	(18,004)	1,402	0.0
Mirae Asset Daewoo Co. Ltd.	(4,678)	(40,366)	(2,642)	(0.0)
Samsung C&T Corp.	(5,938)	(702,005)	(8,560)	(0.0)
Samsung Heavy Industries Co. Ltd.	(28,622)	(280,813)	(1,550)	(0.0)
S-Oil Corp.	(1,288)	(143,846)	(33,839)	(0.1)

Thailand
True Corp. PCL	(1,202,100)	(220,272)	11,208	0.0

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR plus or minus a specified spread (rates range from -0.81% to 0.70%), which is denominated in TRY based on the local currencies of the positions within the swap.	52-61 months maturity ranging from 12/20/2021- 09/21/2022	$416,022	$(15,135)	$(621)	$(15,756)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Annual Report	September 2017

Schedule of Investments	September 30, 2017

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF NET ASSETS
Long Positions

Common Stock

Turkey
Akbank Turk A/S	2,840	$7,495	$(854)	(0.0)%
BIM Birlesik Magazalar A/S	6,939	144,681	(2,098)	(0.0)
Ford Otomotiv Sanayi A/S	1,270	16,252	(270)	(0.0)
Tofas Turk Otomobil Fabrikasi A/S	2,875	24,910	1,096	0.0
Tupras Turkiye Petrol Rafinerileri A/S	777	26,516	3,093	0.0
Turkiye Halk Bankasi A/S	47,905	162,927	(13,633)	(0.1)
Turkiye Vakiflar Bankasi TAO	8,163	14,371	242	0.0

Short Positions

Common Stock

Turkey
Turk Telekomunikasyon A/S	(9,894)	(18,870)	(2,711)	(0.0)

The following reference rates, and their values as of period-end, are used for security descriptions:

Mexico Equilibrium Interbank Interest Rate: 7.37%

London Interbank Offered Rate (“LIBOR”): 1.23%

Hong Kong Interbank Offered Rate: 0.58%

Johannesburg Interbank Agreed Rate: 6.80%

Warsaw Interbank Effective Rate: 1.56%

Collateral pledged to, or (received from), each counterparty at September 30, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMC
Cash	$220,000	$—	$220,000
Investment Companies	2,630,000	—	2,630,000

The following abbreviations are used for counterparty descriptions:

BARC - Barclays Capital, Inc.

CITG - Citigroup Global Markets, Inc.

GSCO - Goldman Sachs & Co.

GSIN - Goldman Sachs International

JPMC - J.P. Morgan Chase Bank NA

JPMS - J.P. Morgan Securities LLC

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2017

Statements of Assets and Liabilities	September 30, 2017

	AQR LARGE CAP MULTI-STYLE FUND	AQR SMALL CAP MULTI-STYLE FUND	AQR INTERNATIONAL MULTI-STYLE FUND	AQR EMERGING MULTI-STYLE FUND
ASSETS:
Investments in securities of unaffiliated issuers, at cost	$1,449,706,238	$692,642,075	$401,056,613	$258,299,431

Investments in securities of unaffiliated issuers, at value*	$1,774,749,879	$842,834,885	$466,785,433	$327,517,962
Cash	—	18,185	23,684	—
Cash denominated in foreign currencies‡	—	—	1,220,871	949,262
Deposits with brokers for futures contracts	1,066,181	693,621	280,082	191,011
Variation margin on futures contracts	99,664	—	49,072	—
Receivables:
Securities sold	—	—	225,670	178,506
Foreign tax reclaims	—	—	662,545	—
Dividends	1,567,991	704,136	1,493,936	482,225
Capital shares sold	332,372	313,615	174,951	2,091,328
Prepaid expenses	49,222	33,981	33,034	28,979
Total Assets	1,777,865,309	844,598,423	470,949,278	331,439,273
LIABILITIES:
Due to custodian	—	—	—	16,644
Variation margin on futures contracts	—	158,419	—	34,753
Payables:
Securities purchased	—	—	225,120	187,322
Collateral received on securities loaned	10,402,631	45,956,679	—	4,271,617
Accrued investment advisory fees	422,464	284,578	150,335	123,904
Accrued distribution fees—Class N	12,740	1,668	1,803	1,397
Capital shares redeemed	577,936	265,736	140,626	117,570
Other accrued expenses and liabilities	403,731	208,115	162,714	185,182
Total Liabilities	11,819,502	46,875,195	680,598	4,938,389
Net Assets	$1,766,045,807	$797,723,228	$470,268,680	$326,500,884

NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares)	$1,436,240,209	$586,275,435	$430,208,624	$289,601,293
Undistributed accumulated net investment income (loss)	17,426,171	3,793,391	9,029,036	5,058,404
Undistributed accumulated net realized gain (loss)	(13,129,165)	56,746,013	(34,751,918)	(37,349,248)
Net unrealized appreciation (depreciation)	325,508,592	150,908,389	65,782,938	69,190,435
Net Assets	$1,766,045,807	$797,723,228	$470,268,680	$326,500,884

NET ASSETS:
Class I	$457,339,137	$55,115,274	$76,306,296	$97,263,649
Class N	62,678,528	8,623,992	8,836,227	6,726,035
Class R6	1,246,028,142	733,983,962	385,126,157	222,511,200
SHARES OUTSTANDING:
Class I	27,105,928	3,425,976	6,382,844	9,084,086
Class N	3,733,125	538,645	741,408	629,566
Class R6	73,872,372	45,548,724	32,248,885	20,749,080
NET ASSET VALUE:
Class I	$16.87	$16.09	$11.95	$10.71
Class N	$16.79	$16.01	$11.92	$10.68
Class R6	$16.87	$16.11	$11.94	$10.72

* Includes market value of securities out on loan	$10,184,606	$44,717,044	$—	$4,084,323
‡ Cash denominated in foreign currencies at cost	$—	$—	$1,228,535	$952,805

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2017

Statements of Assets and Liabilities	September 30, 2017

	AQR TM LARGE CAP MULTI-STYLE FUND	AQR TM SMALL CAP MULTI-STYLE FUND	AQR TM INTERNATIONAL MULTI-STYLE FUND	AQR TM EMERGING MULTI-STYLE FUND
ASSETS:
Investments in securities of unaffiliated issuers, at cost	$189,356,918	$24,578,128	$146,244,056	$267,558,091

Investments in securities of unaffiliated issuers, at value*	$230,047,559	$29,727,599	$177,677,030	$358,198,144
Cash	—	630	3,927	—
Cash denominated in foreign currencies‡	—	—	554,987	1,438,350
Deposits with brokers for futures contracts	—	—	119,039	206,095
Variation margin on futures contracts	—	—	21,342	62,596
Receivables:
Securities sold	—	—	—	198,847
Foreign tax reclaims	—	—	338,126	—
Dividends	222,435	25,212	567,599	544,716
Capital shares sold	512,223	212,383	171,579	166,529
Due from Investment Adviser	—	2,621	—	—
Prepaid expenses	21,040	19,357	19,542	22,374
Total Assets	230,803,257	29,987,802	179,473,171	360,837,651
LIABILITIES:
Due to custodian	—	—	—	23,224
Payables:
Securities purchased	1,165,583	249,242	—	211,873
Collateral received on securities loaned	1,699,152	609,938	—	7,376,432
Accrued investment advisory fees	43,536	—	50,111	144,063
Accrued distribution fees—Class N	448	1,082	426	484
Capital shares redeemed	21,017	1,376	55,197	45,341
Other accrued expenses and liabilities	97,899	64,305	98,246	181,837
Total Liabilities	3,027,635	925,943	203,980	7,983,254
Net Assets	$227,775,622	$29,061,859	$179,269,191	$352,854,397

NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares)	$187,921,457	$23,399,949	$152,037,995	$270,080,083
Undistributed accumulated net investment income (loss)	2,101,405	101,276	3,385,206	5,159,145
Undistributed accumulated net realized gain (loss)	(2,937,881)	411,163	(7,620,564)	(12,956,308)
Net unrealized appreciation (depreciation)	40,690,641	5,149,471	31,466,554	90,571,477
Net Assets	$227,775,622	$29,061,859	$179,269,191	$352,854,397

NET ASSETS:
Class I	$64,006,162	$21,256,791	$25,736,570	$17,013,517
Class N	2,209,739	5,477,614	2,077,718	2,301,120
Class R6	161,559,721	2,327,454	151,454,903	333,539,760
SHARES OUTSTANDING:
Class I	5,295,943	1,766,988	2,306,712	1,529,628
Class N	183,388	457,078	186,870	207,005
Class R6	13,352,220	193,053	13,549,216	29,960,986
NET ASSET VALUE:
Class I	$12.09	$12.03	$11.16	$11.12
Class N	$12.05	$11.98	$11.12	$11.12
Class R6	$12.10	$12.06	$11.18	$11.13

* Includes market value of securities out on loan	$1,656,365	$590,702	$—	$7,071,986
‡ Cash denominated in foreign currencies at cost	$—	$—	$556,563	$1,445,562

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2017

Statements of Assets and Liabilities	September 30, 2017

	AQR LARGE CAP MOMENTUM STYLE FUND	AQR SMALL CAP MOMENTUM STYLE FUND	AQR INTERNATIONAL MOMENTUM STYLE FUND	AQR EMERGING MOMENTUM STYLE FUND
ASSETS:
Investments in securities of unaffiliated issuers, at cost	$806,078,388	$318,057,438	$336,934,392	$10,251,194

Investments in securities of unaffiliated issuers, at value*	$1,011,625,488	$402,037,181	$404,429,507	$13,703,958
Cash	165	—	253,000	163
Cash denominated in foreign currencies‡	416	—	1,222,536	23,060
Deposits with brokers for futures contracts	571,484	146,108	308,124	—
Variation margin on futures contracts	53,555	919	54,107	—
Receivables:
Foreign tax reclaims	—	—	784,499	—
Dividends	535,041	183,082	944,346	20,795
Capital shares sold	234,609	61,239	185,448	2,690
Due from Investment Adviser	—	—	—	11,653
Prepaid expenses	37,778	29,264	31,383	24,255
Total Assets	1,013,058,536	402,457,793	408,212,950	13,786,574
LIABILITIES:
Due to custodian	—	3,135	—	—
Payables:
Collateral received on securities loaned	16,865,402	28,766,582	1,270,463	—
Accrued investment advisory fees	200,385	123,466	111,618	—
Accrued distribution fees—Class N	11,933	335	6,893	268
Capital shares redeemed	957,594	285,494	163,857	6,103
Other accrued expenses and liabilities	371,719	175,257	191,600	88,275
Total Liabilities	18,407,033	29,354,269	1,744,431	94,646
Net Assets	$994,651,503	$373,103,524	$406,468,519	$13,691,928

NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares)	$712,433,360	$256,844,545	$359,333,569	$12,443,058
Undistributed accumulated net investment income (loss)	6,663,805	507,640	7,299,703	218,661
Undistributed accumulated net realized gain (loss)	69,780,858	31,583,505	(27,723,492)	(2,422,654)
Net unrealized appreciation (depreciation)	205,773,480	84,167,834	67,558,739	3,452,863
Net Assets	$994,651,503	$373,103,524	$406,468,519	$13,691,928

NET ASSETS:
Class I	$869,687,440	$359,469,885	$326,526,321	$10,721,808
Class N	59,043,946	1,719,966	34,029,432	1,198,408
Class R6	65,920,117	11,913,673	45,912,766	1,771,712
SHARES OUTSTANDING:
Class I	39,535,338	14,479,520	21,061,118	1,008,926
Class N	2,686,851	69,288	2,200,569	112,797
Class R6	3,001,708	480,490	2,964,194	166,502
NET ASSET VALUE:
Class I	$22.00	$24.83	$15.50	$10.63
Class N	$21.98	$24.82	$15.46	$10.62
Class R6	$21.96	$24.79	$15.49	$10.64

* Includes market value of securities out on loan	$16,410,473	$27,885,606	$1,112,864	$—
‡ Cash denominated in foreign currencies at cost	$427	$—	$1,230,649	$22,960

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2017

Statements of Assets and Liabilities	September 30, 2017

	AQR TM LARGE CAP MOMENTUM STYLE FUND	AQR TM SMALL CAP MOMENTUM STYLE FUND	AQR TM INTERNATIONAL MOMENTUM STYLE FUND	AQR LARGE CAP DEFENSIVE STYLE FUND
ASSETS:
Investments in securities of unaffiliated issuers, at cost	$138,472,093	$44,488,957	$88,790,972	$1,011,759,929

Investments in securities of unaffiliated issuers, at value*	$181,675,205	$55,446,899	$105,071,234	$1,227,589,466
Cash	—	—	30,193	—
Cash denominated in foreign currencies‡	—	—	284,477	—
Deposits with brokers for futures contracts	107,641	—	84,680	1,682,227
Variation margin on futures contracts	11,068	—	14,797	157,950
Receivables:
Securities sold	—	—	87,012	—
Foreign tax reclaims	—	—	180,108	—
Dividends	99,255	22,429	238,707	1,335,262
Capital shares sold	320,836	11,123	218,972	1,448,564
Prepaid expenses	33,412	24,566	27,206	62,896
Total Assets	182,247,417	55,505,017	106,237,386	1,232,276,365
LIABILITIES:
Due to custodian	—	326	—	180
Payables:
Securities purchased	—	1,068,899	86,996	—
Collateral received on securities loaned	1,906,429	3,080,372	272,159	713,750
Accrued investment advisory fees	28,399	8,083	21,623	223,761
Accrued distribution fees—Class N	1,711	469	951	49,707
Capital shares redeemed	28,760	3,773	2,310	262,809
Other accrued expenses and liabilities	93,143	65,598	87,851	419,074
Total Liabilities	2,058,442	4,227,520	471,890	1,669,281
Net Assets	$180,188,975	$51,277,497	$105,765,496	$1,230,607,084

NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares)	$138,878,419	$40,258,986	$100,496,237	$991,105,945
Undistributed accumulated net investment income (loss)	1,111,278	77,955	1,686,368	12,934,533
Undistributed accumulated net realized gain (loss)	(3,034,719)	(17,386)	(12,716,205)	9,992,650
Net unrealized appreciation (depreciation)	43,233,997	10,957,942	16,299,096	216,573,956
Net Assets	$180,188,975	$51,277,497	$105,765,496	$1,230,607,084

NET ASSETS:
Class I	$87,151,304	$47,846,791	$44,118,660	$793,828,238
Class N	8,524,188	3,230,042	4,800,098	239,074,287
Class R6	84,513,483	200,664	56,846,738	197,704,559
SHARES OUTSTANDING:
Class I	4,484,510	2,509,919	3,220,835	43,542,452
Class N	440,406	170,348	352,156	13,152,323
Class R6	4,353,778	10,527	4,159,523	10,858,002
NET ASSET VALUE:
Class I	$19.43	$19.06	$13.70	$18.23
Class N	$19.36	$18.96	$13.63	$18.18
Class R6	$19.41	$19.06	$13.67	$18.21

* Includes market value of securities out on loan	$1,844,771	$2,987,539	$257,617	$697,281
‡ Cash denominated in foreign currencies at cost	$—	$—	$283,054	$—

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2017

Statements of Assets and Liabilities	September 30, 2017

	AQR INTERNATIONAL DEFENSIVE STYLE FUND	AQR EMERGING DEFENSIVE STYLE FUND	AQR GLOBAL EQUITY FUND	AQR INTERNATIONAL EQUITY FUND
ASSETS:
Investments in securities of unaffiliated issuers, at cost	$174,468,757	$60,400,272	$154,994,963	$341,626,793

Investments in securities of unaffiliated issuers, at value*	$194,513,937	$67,203,408	$186,326,667	$395,988,852
Cash	99,954	4,453	—	—
Cash denominated in foreign currencies‡	703,130	231,931	466,476	802,465
Unrealized appreciation on forward foreign currency exchange contracts	—	—	817,299	1,362,608
Deposits with brokers for futures contracts	203,252	101,007	4,259,714	11,739,310
Variation margin on futures contracts	35,843	—	40,235	162,734
Receivables:
Securities sold	144,402	—	—	23,766,424
Foreign tax reclaims	184,065	5,312	322,857	1,775,792
Dividends	658,288	77,234	280,963	1,070,667
Capital shares sold	15,725	35,339	132,606	548,059
Prepaid expenses	32,051	32,042	18,461	34,771
Total Assets	196,590,647	67,690,726	192,665,278	437,251,682
LIABILITIES:
Due to custodian	—	—	183,671	25,876
Due to broker	—	—	582	4,349
Unrealized depreciation on forward foreign currency exchange contracts	—	—	2,149,486	5,157,133
Unrealized depreciation on OTC swaps	—	—	148,951	375,997
Variation margin on futures contracts	—	4,854	—	—
Payables:
Securities purchased	144,050	—	—	25,949,132
Collateral received on securities loaned	1,234,297	125,700	—	—
Accrued investment advisory fees	50,554	9,711	86,295	230,622
Accrued distribution fees—Class N	6,372	962	454	3,090
Capital shares redeemed	121,991	58,722	1,561	185,828
Other accrued expenses and liabilities	124,740	100,128	122,018	264,103
Total Liabilities	1,682,004	300,077	2,693,018	32,196,130
Net Assets	$194,908,643	$67,390,649	$189,972,260	$405,055,552

NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares)	$171,634,801	$70,857,357	$147,387,248	$327,449,844
Undistributed accumulated net investment income (loss)	3,446,668	1,027,799	1,532,540	5,830,715
Undistributed accumulated net realized gain (loss)	(255,787)	(11,278,658)	9,724,276	18,363,689
Net unrealized appreciation (depreciation)	20,082,961	6,784,151	31,328,196	53,411,304
Net Assets	$194,908,643	$67,390,649	$189,972,260	$405,055,552

NET ASSETS:
Class I	$145,091,045	$62,260,894	$41,550,671	$346,077,735
Class N	30,101,804	4,921,563	2,254,045	14,872,789
Class R6	19,715,794	208,192	146,167,544	44,105,028
SHARES OUTSTANDING:
Class I	10,933,855	6,592,892	4,671,412	29,670,936
Class N	2,216,623	509,044	255,046	1,251,644
Class R6	1,486,721	22,106	16,309,218	3,560,850
NET ASSET VALUE:
Class I	$13.27	$9.44	$8.89	$11.66
Class N	$13.58	$9.67	$8.84	$11.88
Class R6	$13.26	$9.42	$8.96	$12.39

* Includes market value of securities out on loan	$1,173,876	$93,352	$—	$—
‡ Cash denominated in foreign currencies at cost	$703,009	$231,507	$463,422	$794,839

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2017

Statements of Assets and Liabilities	September 30, 2017

	AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND	AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND	AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND	AQR EMERGING RELAXED CONSTRAINT EQUITY FUND
ASSETS:
Investments in securities of unaffiliated issuers, at cost	$20,269,778	$3,909,915	$13,645,974	$23,882,239

Investments in securities of unaffiliated issuers, at value	$21,624,272	$4,207,909	$15,175,186	$24,511,676
Cash	13,494	33	756	—
Cash denominated in foreign currencies‡	—	—	58,611	146,457
Due from brokers	—	—	—	220,000
Unrealized appreciation on OTC swaps	—	—	—	222,411
Receivables:
Foreign tax reclaims	—	—	5,621	—
Dividends	20,075	2,316	42,238	12,895
Capital shares sold	19,965	—	—	11,450
Due from Investment Adviser	1,051	7,708	—	—
Prepaid expenses	34,574	19,711	19,693	19,909
Total Assets	21,713,431	4,237,677	15,302,105	25,144,798
LIABILITIES:
Securities sold short, at value (proceeds $4,742,597, $869,594, $3,314,631, $—, respectively)	4,898,771	923,356	3,456,801	—
Due to custodian	—	—	—	450
Unrealized depreciation on OTC swaps	—	—	—	47,703
Payables:
Securities purchased	195,919	—	—	80,850
Accrued investment advisory fees	—	—	8,344	1,175
Accrued distribution fees—Class N	209	113	404	392
Capital shares redeemed	—	—	500	300
Dividends and interest payable on securities sold short	4,282	771	7,890	—
Other accrued expenses and liabilities	51,545	48,587	50,451	62,319
Total Liabilities	5,150,726	972,827	3,524,390	193,189
Net Assets	$16,562,705	$3,264,850	$11,777,715	$24,951,609

NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares)	$15,303,503	$3,122,437	$10,191,884	$23,999,098
Undistributed accumulated net investment income (loss)	100,832	28,629	170,979	38,814
Undistributed accumulated net realized gain (loss)	(39,950)	(130,448)	27,746	109,328
Net unrealized appreciation (depreciation)	1,198,320	244,232	1,387,106	804,369
Net Assets	$16,562,705	$3,264,850	$11,777,715	$24,951,609

NET ASSETS:
Class I	$13,574,566	$1,352,664	$7,135,296	$5,150,922
Class N	1,016,255	576,010	1,988,277	1,952,670
Class R6	1,971,884	1,336,176	2,654,142	17,848,017
SHARES OUTSTANDING:
Class I	1,201,816	130,756	559,080	406,006
Class N	90,163	55,789	156,150	154,227
Class R6	174,492	129,090	207,857	1,405,781
NET ASSET VALUE:
Class I	$11.30	$10.35	$12.76	$12.69
Class N	$11.27	$10.32	$12.73	$12.66
Class R6	$11.30	$10.35	$12.77	$12.70

‡ Cash denominated in foreign currencies at cost	$—	$—	$58,708	$146,713

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2017

Statements of Operations	September 30, 2017

	AQR LARGE CAP MULTI-STYLE FUND	AQR SMALL CAP MULTI-STYLE FUND	AQR INTERNATIONAL MULTI-STYLE FUND	AQR EMERGING MULTI-STYLE FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2017	FOR THE YEAR ENDED SEPTEMBER 30, 2017	FOR THE YEAR ENDED SEPTEMBER 30, 2017	FOR THE YEAR ENDED SEPTEMBER 30, 2017
INVESTMENT INCOME: Dividend income:
Unaffiliated issuers†	$30,189,316	$9,827,601	$12,078,991	$7,601,727
Securities lending income, net	62,236	1,057,754	38,236	20,885
Other income (Note 2)	—	—	6,738	—
Total Income	30,251,552	10,885,355	12,123,965	7,622,612

EXPENSES:
Investment advisory fees	4,852,461	3,779,868	1,879,379	1,717,407
Custody fees	48,762	48,509	57,419	210,727
Administration & accounting fees	315,777	148,162	81,890	56,106
Legal fees	66,289	42,525	13,924	11,102
Audit & tax fees	45,050	44,777	47,633	56,294
Shareholder reporting fees	223,988	169,224	85,698	69,011
Transfer agent fees	440,560	74,561	93,640	106,181
Trustee fees	43,311	21,322	11,896	8,450
Distribution fees—Class N	156,512	24,483	20,974	17,887
Interest expense	—	2,537	—	—
Registration fees	170,358	151,807	83,440	71,429
Pricing fee	49	280	21,821	21,960
Tax expense (Note 2)	—	—	3,814	—
Other expenses	61,459	28,195	16,478	17,331
Total Expenses	6,424,576	4,536,250	2,418,006	2,363,885

Less fee waivers and/or reimbursements	(146,189)	(274,405)	(219,452)	(389,675)
Net Expenses	6,278,387	4,261,845	2,198,554	1,974,210
Net Investment Income (Loss)	23,973,165	6,623,510	9,925,411	5,648,402

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers	69,019,265	56,539,529	14,310,323	7,717,979
Settlement of foreign currency and foreign currency transactions	—	—	(58,034)	(41,417)
Settlement of forward foreign currency contracts	—	—	—	(154)
Expiration or closing of futures contracts	4,416,117	2,234,649	1,492,611	646,258
Net realized gain (loss)	73,435,382	58,774,178	15,744,900	8,322,666

Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers	224,941,745	64,971,661	53,163,606	45,818,210
Foreign currency and foreign currency transactions	—	—	12,922	(7,342)
Futures contracts	(38,998)	352,178	(35,204)	71,621
Net change in unrealized appreciation (depreciation)	224,902,747	65,323,839	53,141,324	45,882,489
Net realized gain (loss) and net change in unrealized appreciation (depreciation)	298,338,129	124,098,017	68,886,224	54,205,155
Net increase (decrease) in net assets resulting from operations	$322,311,294	$130,721,527	$78,811,635	$59,853,557

† Net of foreign taxes withheld of	$6,439	$3,688	$1,077,972	$809,713

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2017

Statements of Operations	September 30, 2017

	AQR TM LARGE CAP MULTI-STYLE FUND	AQR TM SMALL CAP MULTI-STYLE FUND	AQR TM INTERNATIONAL MULTI-STYLE FUND	AQR TM EMERGING MULTI-STYLE FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2017	FOR THE YEAR ENDED SEPTEMBER 30, 2017	FOR THE YEAR ENDED SEPTEMBER 30, 2017	FOR THE YEAR ENDED SEPTEMBER 30, 2017
INVESTMENT INCOME: Dividend income:
Unaffiliated issuers†	$3,471,641	$324,570	$4,550,122	$8,021,795
Securities lending income, net	5,880	27,097	77	21,788
Total Income	3,477,521	351,667	4,550,199	8,043,583

EXPENSES:
Investment advisory fees	554,745	123,048	701,687	1,861,179
Custody fees	13,776	15,828	26,417	214,741
Administration & accounting fees	36,598	4,919	30,631	60,851
Legal fees	8,499	4,253	11,117	17,561
Audit & tax fees	44,603	44,551	52,755	55,408
Shareholder reporting fees	27,979	4,559	29,155	43,894
Transfer agent fees	71,044	38,600	39,572	31,474
Trustee fees	5,706	1,633	5,057	9,085
Distribution fees—Class N	5,353	11,975	4,516	5,919
Interest expense	—	223	—	—
Registration fees	72,499	59,114	63,095	84,809
Pricing fee	42	302	20,833	20,953
Other expenses	7,693	2,451	6,821	16,697
Total Expenses	848,537	311,456	991,656	2,422,571

Less fee waivers and/or reimbursements	(137,036)	(140,974)	(180,482)	(376,864)
Net Expenses	711,501	170,482	811,174	2,045,707
Net Investment Income (Loss)	2,766,020	181,185	3,739,025	5,997,876

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers	424,382	439,324	(544,538)	1,474,691
Settlement of foreign currency and foreign currency transactions	—	—	(27,718)	(17,570)
Expiration or closing of futures contracts	—	—	634,165	960,502
Net realized gain (loss)	424,382	439,324	61,909	2,417,623

Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers	33,816,540	3,195,344	26,558,208	58,637,740
Foreign currency and foreign currency transactions	—	—	10,327	(6,194)
Futures contracts	—	—	(6,990)	(7,934)
Net change in unrealized appreciation (depreciation)	33,816,540	3,195,344	26,561,545	58,623,612
Net realized gain (loss) and net change in unrealized appreciation (depreciation)	34,240,922	3,634,668	26,623,454	61,041,235
Net increase (decrease) in net assets resulting from operations	$37,006,942	$3,815,853	$30,362,479	$67,039,111

† Net of foreign taxes withheld of	$691	$117	$398,043	$857,508

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2017

Statements of Operations	September 30, 2017

	AQR LARGE CAP MOMENTUM STYLE FUND	AQR SMALL CAP MOMENTUM STYLE FUND	AQR INTERNATIONAL MOMENTUM STYLE FUND	AQR EMERGING MOMENTUM STYLE FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2017	FOR THE YEAR ENDED SEPTEMBER 30, 2017	FOR THE YEAR ENDED SEPTEMBER 30, 2017	FOR THE YEAR ENDED SEPTEMBER 30, 2017
INVESTMENT INCOME: Dividend income:
Unaffiliated issuers†	$14,674,816	$3,109,026	$10,033,792	$333,476
Securities lending income, net	75,379	517,605	297	1,536
Other income (Note 2)	—	—	124,732	—
Total Income	14,750,195	3,626,631	10,158,821	335,012

EXPENSES:
Investment advisory fees	2,338,204	1,541,573	1,436,935	63,855
Custody fees	32,195	36,237	83,004	56,603
Administration & accounting fees	181,967	67,300	70,333	2,271
Legal fees	21,422	9,196	5,246	—
Audit & tax fees	45,971	45,790	49,898	60,416
Shareholder reporting fees	115,663	46,970	62,612	2,891
Transfer agent fees	873,449	345,576	336,686	23,461
Trustee fees	25,814	10,105	10,457	1,300
Distribution fees—Class N	141,085	3,876	75,964	2,857
Registration fees	71,361	61,098	66,518	52,546
Pricing fee	77	413	21,952	22,401
Tax expense (Note 2)	—	—	70,598	—
Other expenses	37,823	14,908	14,773	5,263
Total Expenses	3,885,031	2,183,042	2,304,976	293,864

Less fee waivers and/or reimbursements	(58,616)	(128,612)	(212,966)	(213,857)
Net Expenses	3,826,415	2,054,430	2,092,010	80,007
Net Investment Income (Loss)	10,923,780	1,572,201	8,066,811	255,005

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers	71,234,394	35,287,724	10,077,777	294,637
Settlement of foreign currency and foreign currency transactions	—	—	(9,634)	(5,260)
Expiration or closing of futures contracts	2,518,533	884,090	1,447,959	—
Net realized gain (loss)	73,752,927	36,171,814	11,516,102	289,377

Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers	57,807,464	26,255,843	33,498,592	2,041,503
Foreign currency and foreign currency transactions	21	—	5,884	(477)
Futures contracts	106,857	63,703	23,467	—
Net change in unrealized appreciation (depreciation)	57,914,342	26,319,546	33,527,943	2,041,026
Net realized gain (loss) and net change in unrealized appreciation (depreciation)	131,667,269	62,491,360	45,044,045	2,330,403
Net increase (decrease) in net assets resulting from operations	$142,591,049	$64,063,561	$53,110,856	$2,585,408

† Net of foreign taxes withheld of	$4,466	$188	$889,753	$34,932

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2017

Statements of Operations	September 30, 2017

	AQR TM LARGE CAP MOMENTUM STYLE FUND	AQR TM SMALL CAP MOMENTUM STYLE FUND	AQR TM INTERNATIONAL MOMENTUM STYLE FUND	AQR LARGE CAP DEFENSIVE STYLE FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2017	FOR THE YEAR ENDED SEPTEMBER 30, 2017	FOR THE YEAR ENDED SEPTEMBER 30, 2017	FOR THE YEAR ENDED SEPTEMBER 30, 2017
INVESTMENT INCOME: Dividend income:
Unaffiliated issuers†	$2,389,381	$372,821	$2,390,435	$21,309,996
Securities lending income, net	6,396	57,422	10,357	7,624
Other income (Note 2)	—	—	2,252	—
Total Income	2,395,777	430,243	2,403,044	21,317,620

EXPENSES:
Investment advisory fees	391,954	180,765	349,261	2,541,462
Custody fees	10,553	10,129	28,680	29,910
Administration & accounting fees	30,523	7,899	16,794	199,859
Legal fees	3,505	1,543	1,344	47,619
Audit & tax fees	48,486	45,699	51,724	44,987
Shareholder reporting fees	20,025	7,617	11,496	143,442
Transfer agent fees	92,508	56,109	52,964	850,558
Trustee fees	5,089	2,033	3,262	27,065
Distribution fees—Class N	3,510	1,159	1,977	575,721
Interest expense	—	—	945	—
Registration fees	58,768	55,343	55,321	154,099
Pricing fee	51	398	21,888	37
Tax expense (Note 2)	—	—	1,275	—
Other expenses	7,539	3,054	4,988	34,927
Total Expenses	672,511	371,748	601,919	4,649,686

Less fee waivers and/or reimbursements	(118,690)	(128,907)	(165,901)	(168,632)
Net Expenses	553,821	242,841	436,018	4,481,054
Net Investment Income (Loss)	1,841,956	187,402	1,967,026	16,836,566

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers	(156,024)	771,880	(394,492)	5,077,932
Settlement of foreign currency and foreign currency transactions	—	—	(34,070)	—
Expiration or closing of futures contracts	523,315	—	377,811	5,654,134
Net realized gain (loss)	367,291	771,880	(50,751)	10,732,066

Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers	21,788,245	6,910,549	9,905,660	138,786,651
Foreign currency and foreign currency transactions	—	—	(1,200)	—
Futures contracts	9,705	—	(9,503)	190,045
Net change in unrealized appreciation (depreciation)	21,797,950	6,910,549	9,894,957	138,976,696
Net realized gain (loss) and net change in unrealized appreciation (depreciation)	22,165,241	7,682,429	9,844,206	149,708,762
Net increase (decrease) in net assets resulting from operations	$24,007,197	$7,869,831	$11,811,232	$166,545,328

† Net of foreign taxes withheld of	$390	$108	$199,386	$3,004

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2017

Statements of Operations	September 30, 2017

	AQR INTERNATIONAL DEFENSIVE STYLE FUND	AQR EMERGING DEFENSIVE STYLE FUND	AQR GLOBAL EQUITY FUND	AQR INTERNATIONAL EQUITY FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2017	FOR THE YEAR ENDED SEPTEMBER 30, 2017	FOR THE YEAR ENDED SEPTEMBER 30, 2017	FOR THE YEAR ENDED SEPTEMBER 30, 2017
INVESTMENT INCOME: Dividend income:
Unaffiliated issuers†	$4,776,171	$1,547,944	$3,454,463	$11,441,557
Securities lending income, net	3,117	3,634	370	2,669
Other income (Note 2)	2,029	—	—	421,307
Total Income	4,781,317	1,551,578	3,454,833	11,865,533

EXPENSES:
Investment advisory fees	638,168	314,478	860,917	2,528,045
Shareholder servicing fees	—	—	103,189	405,651
Custody fees	31,445	57,449	33,982	79,907
Administration & accounting fees	31,178	11,266	31,200	78,974
Legal fees	5,262	581	2,884	6,678
Audit & tax fees	54,084	59,726	59,817	57,926
Shareholder reporting fees	24,481	9,845	24,156	80,320
Transfer agent fees	157,652	72,213	50,180	380,657
Trustee fees	5,020	1,474	5,106	11,978
Distribution fees—Class N	70,540	7,076	4,448	76,380
Interest expense	—	—	—	4,513
Recoupment of waiver	—	—	—	397
Registration fees	69,874	58,514	64,121	76,799
Pricing fee	21,852	17,782	21,733	21,848
Tax expense (Note 2)	1,149	—	—	238,460
Other expenses	6,866	5,804	8,918	21,325
Total Expenses	1,117,571	616,208	1,270,651	4,069,858

Less fee waivers and/or reimbursements	(183,049)	(208,182)	(105,881)	(43,841)
Net Expenses	934,522	408,026	1,164,770	4,026,017
Net Investment Income (Loss)	3,846,795	1,143,552	2,290,063	7,839,516

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers	(364,104)	(1,360,708)	8,258,341	18,001,314
Settlement of foreign currency and foreign currency transactions	(24,746)	(35,431)	(69,608)	(403,894)
Settlement of forward foreign currency contracts	—	(1,244)	(343,571)	(3,140,466)
Expiration or closing of futures contracts	820,918	525,906	3,771,689	14,944,578
Expiration or closing of swap contracts	—	—	(16,598)	(2,292,915)
Net realized gain (loss)	432,068	(871,477)	11,600,253	27,108,617

Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers	14,724,406	5,967,990	16,810,788	40,930,192
Foreign currency and foreign currency transactions	4,473	724	10,455	38,388
Forward foreign currency exchange contracts	—	—	(1,619,557)	(4,312,044)
Futures contracts	21,436	(5,327)	1,726,911	4,228,855
Swap contracts	—	—	(149,260)	(548,423)
Net change in unrealized appreciation (depreciation)	14,750,315	5,963,387	16,779,337	40,336,968
Net realized gain (loss) and net change in unrealized appreciation (depreciation)	15,182,383	5,091,910	28,379,590	67,445,585
Net increase (decrease) in net assets resulting from operations	$19,029,178	$6,235,462	$30,669,653	$75,285,101

† Net of foreign taxes withheld of	$418,532	$184,759	$199,232	$994,507

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2017

Statements of Operations	September 30, 2017

	AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND	AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND	AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND	AQR EMERGING RELAXED CONSTRAINT EQUITY FUND
	FOR THE PERIOD 12/14/16*- 09/30/17	FOR THE PERIOD 12/14/16*- 09/30/17	FOR THE PERIOD 12/14/16*- 09/30/17	FOR THE PERIOD 12/14/16*- 09/30/17
INVESTMENT INCOME: Dividend income:
Unaffiliated issuers†	$167,011	$29,416	$227,969	$107,189
Total Income	167,011	29,416	227,969	107,189

EXPENSES:
Investment advisory fees	41,497	18,027	41,256	52,904
Custody fees	3,291	3,030	3,271	31,529
Administration & accounting fees	1,311	449	1,019	935
Legal fees	1,464	1,451	1,813	2,689
Audit & tax fees	44,553	44,553	44,554	49,197
Shareholder reporting fees	2,926	2,093	2,341	2,451
Transfer agent fees	17,439	13,887	16,027	15,258
Trustee fees	897	807	875	865
Offering costs	17,619	17,619	17,619	17,619
Distribution fees—Class N	2,078	1,188	2,495	2,571
Dividends and interest on securities sold short (Note 3)	42,791	9,563	51,703	—
Registration fees	50,660	47,123	47,541	47,358
Pricing fee	78	233	216	279
Other expenses	2,637	2,409	2,654	2,687
Total Expenses	229,241	162,432	233,384	226,342

Less fee waivers and/or reimbursements	(131,257)	(130,339)	(129,138)	(162,768)
Net Expenses	97,984	32,093	104,246	63,574
Net Investment Income (Loss)	69,027	(2,677)	123,723	43,615

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers	50,946	(100,399)	161,090	113,206
Settlement of foreign currency and foreign currency transactions	—	—	13,953	22,455
Settlement of forward foreign currency contracts	—	—	(1,594)	—
Expiration or closing of futures contracts	(21,642)	—	—	—
Closed short positions in securities	(68,969)	(30,058)	(130,015)	—
Expiration or closing of swap contracts	—	—	—	(62,774)
Net realized gain (loss)	(39,665)	(130,457)	43,434	72,887

Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers	1,354,494	297,994	1,529,212	629,437
Foreign currency and foreign currency transactions	—	—	64	224
Short positions in securities	(156,174)	(53,762)	(142,170)	—
Swap contracts	—	—	—	174,708
Net change in unrealized appreciation (depreciation)	1,198,320	244,232	1,387,106	804,369
Net realized gain (loss) and net change in unrealized appreciation (depreciation)	1,158,655	113,775	1,430,540	877,256
Net increase (decrease) in net assets resulting from operations	$1,227,682	$111,098	$1,554,263	$920,871

† Net of foreign taxes withheld of	$106	$41	$22,830	$16,342

*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2017

Statements of Changes in Net Assets	September 30, 2017

	AQR LARGE CAP MULTI-STYLE FUND		AQR SMALL CAP MULTI-STYLE FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2017	FOR THE YEAR ENDED SEPTEMBER 30, 2016	FOR THE YEAR ENDED SEPTEMBER 30, 2017	FOR THE YEAR ENDED SEPTEMBER 30, 2016
OPERATIONS:
Net investment income (loss)	$23,973,165	$19,660,962	$6,623,510	$5,651,016
Net realized gain (loss)	73,435,382	(69,298,819)	58,774,178	11,171,801
Net change in unrealized appreciation (depreciation)	224,902,747	135,757,555	65,323,839	87,483,997
Net increase (decrease) in net assets resulting from operations	322,311,294	86,119,698	130,721,527	104,306,814

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(4,975,827)	(5,061,842)	(460,592)	(70,814)
Class N	(669,401)	(461,951)	(75,007)	(3,819)
Class R6	(15,350,782)	(6,699,234)	(7,260,404)	(401,079)
Total	(20,996,010)	(12,223,027)	(7,796,003)	(475,712)
Net realized gain:
Class I	—	(495)	(801,488)	(49)
Class N	—	(61)	(172,528)	(15)
Class R6	—	(595)	(11,713,497)	(209)
Total	—	(1,151)	(12,687,513)	(273)
Total distributions	(20,996,010)	(12,224,178)	(20,483,516)	(475,985)

CAPITAL TRANSACTIONS:
CLASS I
Proceeds from shares sold	140,833,316	371,477,654	28,720,541	32,766,802
Reinvestment of distributions	4,346,415	4,979,196	1,261,541	70,815
Cost of shares redeemed	(390,857,879)	(267,990,360)	(26,858,961)	(17,559,231)
Net increase (decrease) from capital transactions	(245,678,148)	108,466,490	3,123,121	15,278,386
CLASS N
Proceeds from shares sold	10,166,505	35,135,654	3,396,863	10,910,277
Reinvestment of distributions	668,290	461,243	246,619	3,805
Cost of shares redeemed	(24,588,845)	(34,612,635)	(6,058,076)	(7,735,264)
Net increase (decrease) from capital transactions	(13,754,050)	984,262	(2,414,594)	3,178,818
CLASS R6
Proceeds from shares sold	443,553,869	311,854,105	116,160,936	643,974,405
Reinvestment of distributions	15,022,031	6,698,589	17,579,880	353,862
Cost of shares redeemed	(219,065,217)	(131,474,251)	(190,166,011)	(65,223,279)
Net increase (decrease) from capital transactions	239,510,683	187,078,443	(56,425,195)	579,104,988
Net increase (decrease) in net assets resulting from capital transactions	(19,921,515)	296,529,195	(55,716,668)	597,562,192
Total increase (decrease) in net assets	281,393,769	370,424,715	54,521,343	701,393,021

NET ASSETS:
Beginning of period	1,484,652,038	1,114,227,323	743,201,885	41,808,864
End of period	$1,766,045,807	$1,484,652,038	$797,723,228	$743,201,885

Undistributed accumulated net investment income (loss)	$17,426,171	$14,853,381	$3,793,391	$5,118,103

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2017

Statements of Changes in Net Assets	September 30, 2017

	AQR LARGE CAP MULTI-STYLE FUND		AQR SMALL CAP MULTI-STYLE FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2017	FOR THE YEAR ENDED SEPTEMBER 30, 2016	FOR THE YEAR ENDED SEPTEMBER 30, 2017	FOR THE YEAR ENDED SEPTEMBER 30, 2016

CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period	44,811,070	37,047,708	3,258,870	2,165,764
Shares sold	9,220,046	27,475,415	1,907,423	2,534,955
Shares issued on reinvestment of distributions	294,273	364,509	82,453	5,656
Shares redeemed	(27,219,461)	(20,076,562)	(1,822,770)	(1,447,505)
Shares outstanding, end of period	27,105,928	44,811,070	3,425,976	3,258,870
CLASS N
Shares outstanding, beginning of period	4,643,563	4,528,366	700,486	463,666
Shares sold	665,568	2,626,755	228,754	863,642
Shares issued on reinvestment of distributions	45,369	33,865	16,161	305
Shares redeemed	(1,621,375)	(2,545,423)	(406,756)	(627,127)
Shares outstanding, end of period	3,733,125	4,643,563	538,645	700,486
CLASS R6
Shares outstanding, beginning of period	56,611,041	42,554,777	49,226,271	771,282
Shares sold	30,560,220	23,345,042	7,765,757	53,443,534
Shares issued on reinvestment of distributions	1,017,753	490,739	1,147,512	28,241
Shares redeemed	(14,316,642)	(9,779,517)	(12,590,816)	(5,016,786)
Shares outstanding, end of period	73,872,372	56,611,041	45,548,724	49,226,271

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2017

Statements of Changes in Net Assets	September 30, 2017

	AQR INTERNATIONAL MULTI-STYLE FUND		AQR EMERGING MULTI-STYLE FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2017	FOR THE YEAR ENDED SEPTEMBER 30, 2016	FOR THE YEAR ENDED SEPTEMBER 30, 2017	FOR THE YEAR ENDED SEPTEMBER 30, 2016
OPERATIONS:
Net investment income (loss)	$9,925,411	$8,369,327	$5,648,402	$4,158,190
Net realized gain (loss)	15,744,900	(38,458,471)	8,322,666	(33,679,960)
Net change in unrealized appreciation (depreciation)	53,141,324	37,204,104	45,882,489	57,947,033
Net increase (decrease) in net assets resulting from operations	78,811,635	7,114,960	59,853,557	28,425,263

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(1,615,459)	(606,011)	(1,429,461)	(1,291,346)
Class N	(194,539)	(76,115)	(130,267)	(112,201)
Class R6	(7,987,798)	(3,911,376)	(3,682,831)	(3,422,346)
Total	(9,797,796)	(4,593,502)	(5,242,559)	(4,825,893)
Total distributions	(9,797,796)	(4,593,502)	(5,242,559)	(4,825,893)

CAPITAL TRANSACTIONS:
CLASS I
Proceeds from shares sold	19,633,543	60,133,163	37,682,958	33,023,607
Reinvestment of distributions	1,612,750	603,182	1,428,298	1,285,557
Cost of shares redeemed	(24,211,103)	(33,973,951)	(31,081,689)	(15,499,794)
Net increase (decrease) from capital transactions	(2,964,810)	26,762,394	8,029,567	18,809,370
CLASS N
Proceeds from shares sold	2,954,447	8,931,867	2,013,359	6,735,342
Reinvestment of distributions	193,541	75,447	130,267	112,201
Cost of shares redeemed	(4,121,548)	(4,548,689)	(4,308,730)	(4,356,156)
Net increase (decrease) from capital transactions	(973,560)	4,458,625	(2,165,104)	2,491,387
CLASS R6
Proceeds from shares sold	79,290,772	101,522,329	36,137,353	54,236,859
Reinvestment of distributions	7,922,560	3,910,599	3,653,343	3,421,616
Cost of shares redeemed	(60,093,576)	(47,070,019)	(39,269,853)	(26,043,362)
Net increase (decrease) from capital transactions	27,119,756	58,362,909	520,843	31,615,113
Net increase (decrease) in net assets resulting from capital transactions	23,181,386	89,583,928	6,385,306	52,915,870
Total increase (decrease) in net assets	92,195,225	92,105,386	60,996,304	76,515,240

NET ASSETS:
Beginning of period	378,073,455	285,968,069	265,504,580	188,989,340
End of period	$470,268,680	$378,073,455	$326,500,884	$265,504,580

Undistributed accumulated net investment income (loss)	$9,029,036	$8,595,128	$5,058,404	$3,427,142

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2017

Statements of Changes in Net Assets	September 30, 2017

	AQR INTERNATIONAL MULTI-STYLE FUND		AQR EMERGING MULTI-STYLE FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2017	FOR THE YEAR ENDED SEPTEMBER 30, 2016	FOR THE YEAR ENDED SEPTEMBER 30, 2017	FOR THE YEAR ENDED SEPTEMBER 30, 2016
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period	6,677,387	3,920,915	8,243,713	5,981,726
Shares sold	1,849,100	6,091,979	3,799,597	3,979,169
Shares issued on reinvestment of distributions	163,898	57,666	174,183	159,696
Shares redeemed	(2,307,541)	(3,393,173)	(3,133,407)	(1,876,878)
Shares outstanding, end of period	6,382,844	6,677,387	9,084,086	8,243,713
CLASS N
Shares outstanding, beginning of period	832,639	406,162	850,737	549,846
Shares sold	286,397	868,544	226,977	830,399
Shares issued on reinvestment of distributions	19,689	7,220	15,886	13,938
Shares redeemed	(397,317)	(449,287)	(464,034)	(543,446)
Shares outstanding, end of period	741,408	832,639	629,566	850,737
CLASS R6
Shares outstanding, beginning of period	29,492,098	23,695,163	20,536,218	16,527,847
Shares sold	7,577,114	10,128,333	3,893,741	6,779,947
Shares issued on reinvestment of distributions	805,957	374,578	444,987	425,046
Shares redeemed	(5,626,284)	(4,705,976)	(4,125,866)	(3,196,622)
Shares outstanding, end of period	32,248,885	29,492,098	20,749,080	20,536,218

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2017

Statements of Changes in Net Assets	September 30, 2017

	AQR TM LARGE CAP MULTI-STYLE FUND		AQR TM SMALL CAP MULTI-STYLE FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2017	FOR THE YEAR ENDED SEPTEMBER 30, 2016	FOR THE YEAR ENDED SEPTEMBER 30, 2017	FOR THE YEAR ENDED SEPTEMBER 30, 2016
OPERATIONS:
Net investment income (loss)	$2,766,020	$1,464,225	$181,185	$140,954
Net realized gain (loss)	424,382	(3,244,697)	439,324	(32,325)
Net change in unrealized appreciation (depreciation)	33,816,540	8,712,424	3,195,344	2,174,304
Net increase (decrease) in net assets resulting from operations	37,006,942	6,931,952	3,815,853	2,282,933

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(558,442)	(29,888)	(154,814)	(19,379)
Class N	(22,808)	(419)	(25,593)	(1,994)
Class R6	(1,366,670)	(227,299)	(22,170)	(10,514)
Total	(1,947,920)	(257,606)	(202,577)	(31,887)
Net realized gain:
Class I	(2,289)	(7,959)	—	—
Class N	(114)	(210)	—	—
Class R6	(5,353)	(56,997)	—	—
Total	(7,756)	(65,166)	—	—
Total distributions	(1,955,676)	(322,772)	(202,577)	(31,887)

CAPITAL TRANSACTIONS:
CLASS I
Proceeds from shares sold	18,063,674	44,782,939	6,781,869	12,204,726
Reinvestment of distributions	556,533	36,936	154,181	19,379
Cost of shares redeemed	(4,512,759)	(8,474,396)	(2,124,391)	(1,791,158)
Net increase (decrease) from capital transactions	14,107,448	36,345,479	4,811,659	10,432,947
CLASS N
Proceeds from shares sold	991,351	2,304,554	3,690,705	2,575,146
Reinvestment of distributions	22,922	629	25,593	1,994
Cost of shares redeemed	(1,389,436)	(413,640)	(1,836,542)	(127,136)
Net increase (decrease) from capital transactions	(375,163)	1,891,543	1,879,756	2,450,004
CLASS R6
Proceeds from shares sold	52,090,671	79,815,885	—	100,000
Reinvestment of distributions	1,367,976	284,187	22,170	10,514
Cost of shares redeemed	(14,687,541)	(13,650,502)	—	—
Net increase (decrease) from capital transactions	38,771,106	66,449,570	22,170	110,514
Net increase (decrease) in net assets resulting from capital transactions	52,503,391	104,686,592	6,713,585	12,993,465
Total increase (decrease) in net assets	87,554,657	111,295,772	10,326,861	15,244,511

NET ASSETS:
Beginning of period	140,220,965	28,925,193	18,734,998	3,490,487
End of period	$227,775,622	$140,220,965	$29,061,859	$18,734,998

Undistributed accumulated net investment income (loss)	$2,101,405	$1,317,000	$101,276	$129,068

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2017

Statements of Changes in Net Assets	September 30, 2017

	AQR TM LARGE CAP MULTI-STYLE FUND		AQR TM SMALL CAP MULTI-STYLE FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2017	FOR THE YEAR ENDED SEPTEMBER 30, 2016	FOR THE YEAR ENDED SEPTEMBER 30, 2017	FOR THE YEAR ENDED SEPTEMBER 30, 2016

CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period	3,995,600	221,606	1,338,219	184,697
Shares sold	1,651,972	4,680,798	604,397	1,352,610
Shares issued on reinvestment of distributions	52,652	3,777	13,489	2,079
Shares redeemed	(404,281)	(910,581)	(189,117)	(201,167)
Shares outstanding, end of period	5,295,943	3,995,600	1,766,988	1,338,219
CLASS N
Shares outstanding, beginning of period	217,083	14,363	289,019	13,941
Shares sold	91,182	245,689	329,990	288,222
Shares issued on reinvestment of distributions	2,171	64	2,243	214
Shares redeemed	(127,048)	(43,033)	(164,174)	(13,358)
Shares outstanding, end of period	183,388	217,083	457,078	289,019
CLASS R6
Shares outstanding, beginning of period	9,800,397	2,833,532	191,117	180,000
Shares sold	4,764,209	8,363,499	—	9,990
Shares issued on reinvestment of distributions	129,420	29,028	1,936	1,127
Shares redeemed	(1,341,806)	(1,425,662)	—	—
Shares outstanding, end of period	13,352,220	9,800,397	193,053	191,117

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2017

Statements of Changes in Net Assets	September 30, 2017

	AQR TM INTERNATIONAL MULTI-STYLE FUND		AQR TM EMERGING MULTI-STYLE FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2017	FOR THE YEAR ENDED SEPTEMBER 30, 2016	FOR THE YEAR ENDED SEPTEMBER 30, 2017	FOR THE YEAR ENDED SEPTEMBER 30, 2016
OPERATIONS:
Net investment income (loss)	$3,739,025	$2,590,826	$5,997,876	$4,603,273
Net realized gain (loss)	61,909	(6,667,262)	2,417,623	(12,858,821)
Net change in unrealized appreciation (depreciation)	26,561,545	8,546,385	58,623,612	34,369,370
Net increase (decrease) in net assets resulting from operations	30,362,479	4,469,949	67,039,111	26,113,822

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(422,289)	(140,652)	(296,146)	(32,378)
Class N	(30,453)	(3,650)	(49,154)	—
Class R6	(2,510,600)	(593,342)	(6,513,104)	(749,383)
Total	(2,963,342)	(737,644)	(6,858,404)	(781,761)
Total distributions	(2,963,342)	(737,644)	(6,858,404)	(781,761)

CAPITAL TRANSACTIONS:
CLASS I
Proceeds from shares sold	5,883,701	23,518,732	3,979,959	13,573,964
Reinvestment of distributions	413,893	138,694	283,665	32,123
Cost of shares redeemed	(4,563,660)	(7,008,552)	(2,771,277)	(4,847,472)
Net increase (decrease) from capital transactions	1,733,934	16,648,874	1,492,347	8,758,615
CLASS N
Proceeds from shares sold	828,696	1,605,564	781,758	2,346,427
Reinvestment of distributions	30,453	3,650	49,154	—
Cost of shares redeemed	(686,814)	(196,510)	(1,165,523)	(1,380,915)
Net increase (decrease) from capital transactions	172,335	1,412,704	(334,611)	965,512
CLASS R6
Proceeds from shares sold	26,791,516	85,284,291	16,416,631	261,029,638
Reinvestment of distributions	2,506,738	593,184	6,510,144	749,355
Cost of shares redeemed	(17,661,501)	(14,072,933)	(19,083,778)	(28,410,599)
Net increase (decrease) from capital transactions	11,636,753	71,804,542	3,842,997	233,368,394
Net increase (decrease) in net assets resulting from capital transactions	13,543,022	89,866,120	5,000,733	243,092,521
Total increase (decrease) in net assets	40,942,159	93,598,425	65,181,440	268,424,582

NET ASSETS:
Beginning of period	138,327,032	44,728,607	287,672,957	19,248,375
End of period	$179,269,191	$138,327,032	$352,854,397	$287,672,957

Undistributed accumulated net investment income (loss)	$3,385,206	$2,530,691	$5,159,145	$4,444,706

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2017

Statements of Changes in Net Assets	September 30, 2017

	AQR TM INTERNATIONAL MULTI-STYLE FUND		AQR TM EMERGING MULTI-STYLE FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2017	FOR THE YEAR ENDED SEPTEMBER 30, 2016	FOR THE YEAR ENDED SEPTEMBER 30, 2017	FOR THE YEAR ENDED SEPTEMBER 30, 2016

CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period	2,128,774	341,610	1,370,519	359,225
Shares sold	585,383	2,539,093	407,778	1,596,157
Shares issued on reinvestment of distributions	45,086	14,447	33,451	3,870
Shares redeemed	(452,531)	(766,376)	(282,120)	(588,733)
Shares outstanding, end of period	2,306,712	2,128,774	1,529,628	1,370,519
CLASS N
Shares outstanding, beginning of period	168,987	15,231	233,206	106,116
Shares sold	85,293	174,012	84,653	286,357
Shares issued on reinvestment of distributions	3,325	381	5,789	—
Shares redeemed	(70,735)	(20,637)	(116,643)	(159,267)
Shares outstanding, end of period	186,870	168,987	207,005	233,206
CLASS R6
Shares outstanding, beginning of period	12,337,482	4,395,156	29,394,195	1,849,302
Shares sold	2,714,486	9,392,713	1,733,236	30,840,327
Shares issued on reinvestment of distributions	272,768	61,726	767,706	90,284
Shares redeemed	(1,775,520)	(1,512,113)	(1,934,151)	(3,385,718)
Shares outstanding, end of period	13,549,216	12,337,482	29,960,986	29,394,195

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2017

Statements of Changes in Net Assets	September 30, 2017

	AQR LARGE CAP MOMENTUM STYLE FUND		AQR SMALL CAP MOMENTUM STYLE FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2017	FOR THE YEAR ENDED SEPTEMBER 30, 2016	FOR THE YEAR ENDED SEPTEMBER 30, 2017	FOR THE YEAR ENDED SEPTEMBER 30, 2016
OPERATIONS:
Net investment income (loss)	$10,923,780	$13,220,255	$1,572,201	$2,522,678
Net realized gain (loss)	73,752,927	60,905,610	36,171,814	(5,188,075)
Net change in unrealized appreciation (depreciation)	57,914,342	29,096,518	26,319,546	39,852,480
Net increase (decrease) in net assets resulting from operations	142,591,049	103,222,383	64,063,561	37,187,083

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(12,230,241)	(8,820,091)	(2,567,241)	(2,497,115)
Class N	(723,350)	(462,621)	—	(45,047)
Class R6	(968,404)	(760,600)	(79,227)	(108,602)
Total	(13,921,995)	(10,043,312)	(2,646,468)	(2,650,764)
Net realized gain:
Class I	(47,871,231)	(62,191,159)	—	(1,362,253)
Class N	(3,398,837)	(4,768,963)	—	(36,403)
Class R6	(3,547,071)	(4,758,117)	—	(49,898)
Total	(54,817,139)	(71,718,239)	—	(1,448,554)
Total distributions	(68,739,134)	(81,761,551)	(2,646,468)	(4,099,318)

CAPITAL TRANSACTIONS:
CLASS I
Proceeds from shares sold	154,774,327	164,695,456	51,370,096	66,699,622
Reinvestment of distributions	60,037,357	70,902,935	2,558,986	3,846,424
Cost of shares redeemed	(230,601,389)	(308,309,640)	(70,940,111)	(96,490,678)
Net increase (decrease) from capital transactions	(15,789,705)	(72,711,249)	(17,011,029)	(25,944,632)
CLASS N
Proceeds from shares sold	7,404,914	15,961,335	396,727	2,771,176
Reinvestment of distributions	4,121,868	5,231,584	—	81,450
Cost of shares redeemed	(14,419,255)	(32,777,173)	(531,776)	(9,695,395)
Net increase (decrease) from capital transactions	(2,892,473)	(11,584,254)	(135,049)	(6,842,769)
CLASS R6
Proceeds from shares sold	16,080,377	25,052,120	2,308,572	9,126,865
Reinvestment of distributions	4,492,109	5,501,528	79,139	157,097
Cost of shares redeemed	(18,757,198)	(35,675,247)	(773,259)	(84,209,643)
Net increase (decrease) from capital transactions	1,815,288	(5,121,599)	1,614,452	(74,925,681)
Net increase (decrease) in net assets resulting from capital transactions	(16,866,890)	(89,417,102)	(15,531,626)	(107,713,082)
Total increase (decrease) in net assets	56,985,025	(67,956,270)	45,885,467	(74,625,317)

NET ASSETS:
Beginning of period	937,666,478	1,005,622,748	327,218,057	401,843,374
End of period	$994,651,503	$937,666,478	$373,103,524	$327,218,057

Undistributed accumulated net investment income (loss)	$6,663,805	$10,157,798	$507,640	$1,749,939

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2017

Statements of Changes in Net Assets	September 30, 2017

	AQR LARGE CAP MOMENTUM STYLE FUND		AQR SMALL CAP MOMENTUM STYLE FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2017	FOR THE YEAR ENDED SEPTEMBER 30, 2016	FOR THE YEAR ENDED SEPTEMBER 30, 2017	FOR THE YEAR ENDED SEPTEMBER 30, 2016
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period	40,158,763	43,794,416	15,247,228	16,557,893
Shares sold	7,605,960	8,413,669	2,290,061	3,530,297
Shares issued on reinvestment of distributions	3,118,824	3,643,522	114,240	197,151
Shares redeemed	(11,348,209)	(15,692,844)	(3,172,009)	(5,038,113)
Shares outstanding, end of period	39,535,338	40,158,763	14,479,520	15,247,228
CLASS N
Shares outstanding, beginning of period	2,823,181	3,440,002	76,105	431,529
Shares sold	363,923	820,756	17,898	149,541
Shares issued on reinvestment of distributions	213,901	268,699	—	4,190
Shares redeemed	(714,154)	(1,706,276)	(24,715)	(509,155)
Shares outstanding, end of period	2,686,851	2,823,181	69,288	76,105
CLASS R6
Shares outstanding, beginning of period	2,895,803	3,158,235	408,690	4,056,213
Shares sold	791,962	1,254,740	102,839	473,650
Shares issued on reinvestment of distributions	233,842	283,438	3,541	8,069
Shares redeemed	(919,899)	(1,800,610)	(34,580)	(4,129,242)
Shares outstanding, end of period	3,001,708	2,895,803	480,490	408,690

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2017

Statements of Changes in Net Assets	September 30, 2017

	AQR INTERNATIONAL MOMENTUM STYLE FUND		AQR EMERGING MOMENTUM STYLE FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2017	FOR THE YEAR ENDED SEPTEMBER 30, 2016	FOR THE YEAR ENDED SEPTEMBER 30, 2017	FOR THE YEAR ENDED SEPTEMBER 30, 2016
OPERATIONS:
Net investment income (loss)	$8,066,811	$6,255,753	$255,005	$118,560
Net realized gain (loss)	11,516,102	(17,740,594)	289,377	(1,417,522)
Net change in unrealized appreciation (depreciation)	33,527,943	32,248,324	2,041,026	2,322,454
Net increase (decrease) in net assets resulting from operations	53,110,856	20,763,483	2,585,408	1,023,492

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(6,221,505)	(4,299,494)	(124,339)	(182,437)
Class N	(598,973)	(446,579)	(12,317)	(25,974)
Class R6	(869,430)	(549,818)	(14,922)	(7,466)
Total	(7,689,908)	(5,295,891)	(151,578)	(215,877)
Total distributions	(7,689,908)	(5,295,891)	(151,578)	(215,877)

CAPITAL TRANSACTIONS:
CLASS I
Proceeds from shares sold	74,964,141	62,967,813	1,485,262	3,221,843
Reinvestment of distributions	6,218,003	4,297,414	124,339	182,437
Cost of shares redeemed	(63,513,055)	(65,008,082)	(1,563,236)	(1,868,461)
Net increase (decrease) from capital transactions	17,669,089	2,257,145	46,365	1,535,819
CLASS N
Proceeds from shares sold	5,679,592	5,428,425	53,618	589,906
Reinvestment of distributions	598,973	446,579	12,317	25,974
Cost of shares redeemed	(6,388,590)	(12,243,981)	(217,315)	(733,943)
Net increase (decrease) from capital transactions	(110,025)	(6,368,977)	(151,380)	(118,063)
CLASS R6
Proceeds from shares sold	11,815,084	14,099,786	676,411	978,729
Reinvestment of distributions	868,265	549,818	14,922	7,466
Cost of shares redeemed	(7,080,653)	(11,819,504)	(155,649)	(207,501)
Net increase (decrease) from capital transactions	5,602,696	2,830,100	535,684	778,694
Net increase (decrease) in net assets resulting from capital transactions	23,161,760	(1,281,732)	430,669	2,196,450
Total increase (decrease) in net assets	68,582,708	14,185,860	2,864,499	3,004,065

NET ASSETS:
Beginning of period	337,885,811	323,699,951	10,827,429	7,823,364
End of period	$406,468,519	$337,885,811	$13,691,928	$10,827,429

Undistributed accumulated net investment income (loss)	$7,299,703	$6,620,395	$218,661	$81,620

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2017

Statements of Changes in Net Assets	September 30, 2017

	AQR INTERNATIONAL MOMENTUM STYLE FUND		AQR EMERGING MOMENTUM STYLE FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2017	FOR THE YEAR ENDED SEPTEMBER 30, 2016	FOR THE YEAR ENDED SEPTEMBER 30, 2017	FOR THE YEAR ENDED SEPTEMBER 30, 2016
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period	19,627,772	19,429,009	1,003,384	797,764
Shares sold	5,546,955	4,707,160	166,954	414,462
Shares issued on reinvestment of distributions	488,837	318,799	15,699	22,607
Shares redeemed	(4,602,446)	(4,827,196)	(177,111)	(231,449)
Shares outstanding, end of period	21,061,118	19,627,772	1,008,926	1,003,384
CLASS N
Shares outstanding, beginning of period	2,207,600	2,678,581	126,465	136,798
Shares sold	415,499	410,919	5,909	75,999
Shares issued on reinvestment of distributions	47,126	33,178	1,553	3,215
Shares redeemed	(469,656)	(915,078)	(21,130)	(89,547)
Shares outstanding, end of period	2,200,569	2,207,600	112,797	126,465
CLASS R6
Shares outstanding, beginning of period	2,555,356	2,346,761	107,058	9,662
Shares sold	858,078	1,051,223	73,914	124,721
Shares issued on reinvestment of distributions	68,367	40,849	1,882	925
Shares redeemed	(517,607)	(883,477)	(16,352)	(28,250)
Shares outstanding, end of period	2,964,194	2,555,356	166,502	107,058

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2017

Statements of Changes in Net Assets	September 30, 2017

	AQR TM LARGE CAP MOMENTUM STYLE FUND		AQR TM SMALL CAP MOMENTUM STYLE FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2017	FOR THE YEAR ENDED SEPTEMBER 30, 2016	FOR THE YEAR ENDED SEPTEMBER 30, 2017	FOR THE YEAR ENDED SEPTEMBER 30, 2016
OPERATIONS:
Net investment income (loss)	$1,841,956	$2,020,859	$187,402	$224,018
Net realized gain (loss)	367,291	(1,907,325)	771,880	(508,214)
Net change in unrealized appreciation (depreciation)	21,797,950	13,519,533	6,910,549	3,235,528
Net increase (decrease) in net assets resulting from operations	24,007,197	13,633,067	7,869,831	2,951,332

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(955,242)	(560,699)	(254,946)	(152,199)
Class N	(2,128)	(1,335)	(918)	(815)
Class R6	(1,235,381)	(853,432)	(1,393)	(1,020)
Total	(2,192,751)	(1,415,466)	(257,257)	(154,034)
Total distributions	(2,192,751)	(1,415,466)	(257,257)	(154,034)

CAPITAL TRANSACTIONS:
CLASS I
Proceeds from shares sold	21,637,497	22,821,824	11,256,908	19,666,884
Reinvestment of distributions	955,242	559,771	254,946	152,199
Cost of shares redeemed	(13,438,274)	(17,607,554)	(4,321,955)	(9,353,481)
Net increase (decrease) from capital transactions	9,154,465	5,774,041	7,189,899	10,465,602
CLASS N
Proceeds from shares sold	8,608,192	11,765	3,053,888	35,649
Reinvestment of distributions	2,128	1,335	918	815
Cost of shares redeemed	(521,673)	(12,929)	(129,774)	(20,665)
Net increase (decrease) from capital transactions	8,088,647	171	2,925,032	15,799
CLASS R6
Proceeds from shares sold	12,410,098	22,497,954	—	61,871
Reinvestment of distributions	1,234,108	853,432	1,393	1,020
Cost of shares redeemed	(20,260,706)	(20,079,953)	(105)	(9,574)
Net increase (decrease) from capital transactions	(6,616,500)	3,271,433	1,288	53,317
Net increase (decrease) in net assets resulting from capital transactions	10,626,612	9,045,645	10,116,219	10,534,718
Total increase (decrease) in net assets	32,441,058	21,263,246	17,728,793	13,332,016

NET ASSETS:
Beginning of period	147,747,917	126,484,671	33,548,704	20,216,688
End of period	$180,188,975	$147,747,917	$51,277,497	$33,548,704

Undistributed accumulated net investment income (loss)	$1,111,278	$1,603,587	$77,955	$165,887

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2017

Statements of Changes in Net Assets	September 30, 2017

	AQR TM LARGE CAP MOMENTUM STYLE FUND		AQR TM SMALL CAP MOMENTUM STYLE FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2017	FOR THE YEAR ENDED SEPTEMBER 30, 2016	FOR THE YEAR ENDED SEPTEMBER 30, 2017	FOR THE YEAR ENDED SEPTEMBER 30, 2016
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period	3,971,690	3,613,144	2,094,916	1,377,919
Shares sold	1,220,231	1,410,988	650,112	1,356,767
Shares issued on reinvestment of distributions	55,764	34,321	14,866	10,174
Shares redeemed	(763,175)	(1,086,763)	(249,975)	(649,944)
Shares outstanding, end of period	4,484,510	3,971,690	2,509,919	2,094,916
CLASS N
Shares outstanding, beginning of period	9,538	9,457	9,764	8,788
Shares sold	458,095	760	167,850	2,361
Shares issued on reinvestment of distributions	125	82	54	55
Shares redeemed	(27,352)	(761)	(7,320)	(1,440)
Shares outstanding, end of period	440,406	9,538	170,348	9,764
CLASS R6
Shares outstanding, beginning of period	4,730,865	4,517,716	10,452	6,717
Shares sold	684,733	1,409,409	—	4,295
Shares issued on reinvestment of distributions	72,170	52,422	81	68
Shares redeemed	(1,133,990)	(1,248,682)	(6)	(628)
Shares outstanding, end of period	4,353,778	4,730,865	10,527	10,452

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2017

Statements of Changes in Net Assets	September 30, 2017

	AQR TM INTERNATIONAL MOMENTUM STYLE FUND		AQR LARGE CAP DEFENSIVE STYLE FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2017	FOR THE YEAR ENDED SEPTEMBER 30, 2016	FOR THE YEAR ENDED SEPTEMBER 30, 2017	FOR THE YEAR ENDED SEPTEMBER 30, 2016
OPERATIONS:
Net investment income (loss)	$1,967,026	$1,643,310	$16,836,566	$9,839,351
Net realized gain (loss)	(50,751)	(4,919,205)	10,732,066	5,138,616
Net change in unrealized appreciation (depreciation)	9,894,957	8,344,298	138,976,696	51,359,438
Net increase (decrease) in net assets resulting from operations	11,811,232	5,068,403	166,545,328	66,337,405

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(685,240)	(284,457)	(7,738,990)	(2,142,472)
Class N	(3,572)	(1,787)	(2,775,125)	(528,218)
Class R6	(1,215,630)	(826,613)	(2,015,183)	(591,390)
Total	(1,904,442)	(1,112,857)	(12,529,298)	(3,262,080)
Net realized gain:
Class I	—	—	(2,907,277)	(11,772,261)
Class N	—	—	(1,214,616)	(3,153,506)
Class R6	—	—	(721,670)	(2,966,065)
Total	—	—	(4,843,563)	(17,891,832)
Total distributions	(1,904,442)	(1,112,857)	(17,372,861)	(21,153,912)

CAPITAL TRANSACTIONS:
CLASS I
Proceeds from shares sold	18,560,003	18,384,546	326,890,251	465,741,590
Reinvestment of distributions	685,240	284,457	10,296,185	13,906,906
Cost of shares redeemed	(13,430,020)	(9,939,845)	(155,458,852)	(141,910,504)
Net increase (decrease) from capital transactions	5,815,223	8,729,158	181,727,584	337,737,992
CLASS N
Proceeds from shares sold	4,746,198	64,921	101,293,568	252,592,188
Reinvestment of distributions	3,572	1,787	3,988,957	3,681,724
Cost of shares redeemed	(271,772)	(14,300)	(126,268,724)	(72,065,267)
Net increase (decrease) from capital transactions	4,477,998	52,408	(20,986,199)	184,208,645
CLASS R6
Proceeds from shares sold	10,548,840	28,713,881	66,260,633	133,569,139
Reinvestment of distributions	1,215,630	826,613	2,735,594	3,557,455
Cost of shares redeemed	(15,985,275)	(24,296,080)	(21,617,756)	(20,148,273)
Net increase (decrease) from capital transactions	(4,220,805)	5,244,414	47,378,471	116,978,321
Net increase (decrease) in net assets resulting from capital transactions	6,072,416	14,025,980	208,119,856	638,924,958
Total increase (decrease) in net assets	15,979,206	17,981,526	357,292,323	684,108,451

NET ASSETS:
Beginning of period	89,786,290	71,804,764	873,314,761	189,206,310
End of period	$105,765,496	$89,786,290	$1,230,607,084	$873,314,761

Undistributed accumulated net investment income (loss)	$1,686,368	$1,645,428	$12,934,533	$8,653,953

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2017

Statements of Changes in Net Assets	September 30, 2017

	AQR TM INTERNATIONAL MOMENTUM STYLE FUND		AQR LARGE CAP DEFENSIVE STYLE FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2017	FOR THE YEAR ENDED SEPTEMBER 30, 2016	FOR THE YEAR ENDED SEPTEMBER 30, 2017	FOR THE YEAR ENDED SEPTEMBER 30, 2016
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period	2,762,443	2,026,170	33,090,713	10,821,982
Shares sold	1,550,374	1,558,631	19,100,641	30,720,567
Shares issued on reinvestment of distributions	60,856	23,724	637,535	967,774
Shares redeemed	(1,152,838)	(846,082)	(9,286,437)	(9,419,610)
Shares outstanding, end of period	3,220,835	2,762,443	43,542,452	33,090,713
CLASS N
Shares outstanding, beginning of period	13,105	8,782	14,418,150	2,092,861
Shares sold	359,329	5,391	5,985,115	16,757,391
Shares issued on reinvestment of distributions	318	150	247,147	256,209
Shares redeemed	(20,596)	(1,218)	(7,498,089)	(4,688,311)
Shares outstanding, end of period	352,156	13,105	13,152,323	14,418,150
CLASS R6
Shares outstanding, beginning of period	4,552,606	4,102,795	8,114,231	7,440
Shares sold	856,159	2,438,316	3,882,814	9,221,194
Shares issued on reinvestment of distributions	108,249	69,173	169,702	248,079
Shares redeemed	(1,357,491)	(2,057,678)	(1,308,745)	(1,362,482)
Shares outstanding, end of period	4,159,523	4,552,606	10,858,002	8,114,231

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2017

Statements of Changes in Net Assets	September 30, 2017

	AQR INTERNATIONAL DEFENSIVE STYLE FUND		AQR EMERGING DEFENSIVE STYLE FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2017	FOR THE YEAR ENDED SEPTEMBER 30, 2016	FOR THE YEAR ENDED SEPTEMBER 30, 2017	FOR THE YEAR ENDED SEPTEMBER 30, 2016
OPERATIONS:
Net investment income (loss)	$3,846,795	$1,813,836	$1,143,552	$774,027
Net realized gain (loss)	432,068	(271,740)	(871,477)	(1,278,297)
Net change in unrealized appreciation (depreciation)	14,750,315	6,850,920	5,963,387	5,123,132
Net increase (decrease) in net assets resulting from operations	19,029,178	8,393,016	6,235,462	4,618,862

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(1,376,647)	(763,796)	(775,009)	(1,068,331)
Class N	(325,467)	(2,117)	(2,256)	(1,572)
Class R6	(216,668)	(1,972)	(3,159)	(2,585)
Total	(1,918,782)	(767,885)	(780,424)	(1,072,488)
Total distributions	(1,918,782)	(767,885)	(780,424)	(1,072,488)

CAPITAL TRANSACTIONS:
CLASS I
Proceeds from shares sold	59,917,668	64,153,655	20,433,053	27,630,236
Reinvestment of distributions	1,376,647	763,231	774,826	1,060,287
Cost of shares redeemed	(24,967,749)	(8,454,631)	(13,445,045)	(9,817,446)
Net increase (decrease) from capital transactions	36,326,566	56,462,255	7,762,834	18,873,077
CLASS N
Proceeds from shares sold	17,910,739	20,760,013	4,546,034	633,630
Reinvestment of distributions	325,467	2,117	2,256	1,572
Cost of shares redeemed	(12,515,245)	(465,768)	(387,794)	(487,514)
Net increase (decrease) from capital transactions	5,720,961	20,296,362	4,160,496	147,688
CLASS R6
Proceeds from shares sold	7,431,980	17,495,519	—	146,181
Reinvestment of distributions	216,668	1,972	3,159	2,585
Cost of shares redeemed	(4,545,300)	(3,654,467)	—	(56,356)
Net increase (decrease) from capital transactions	3,103,348	13,843,024	3,159	92,410
Net increase (decrease) in net assets resulting from capital transactions	45,150,875	90,601,641	11,926,489	19,113,175
Total increase (decrease) in net assets	62,261,271	98,226,772	17,381,527	22,659,549

NET ASSETS:
Beginning of period	132,647,372	34,420,600	50,009,122	27,349,573
End of period	$194,908,643	$132,647,372	$67,390,649	$50,009,122

Undistributed accumulated net investment income (loss)	$3,446,668	$1,526,390	$1,027,799	$717,058

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2017

Statements of Changes in Net Assets	September 30, 2017

	AQR INTERNATIONAL DEFENSIVE STYLE FUND		AQR EMERGING DEFENSIVE STYLE FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2017	FOR THE YEAR ENDED SEPTEMBER 30, 2016	FOR THE YEAR ENDED SEPTEMBER 30, 2017	FOR THE YEAR ENDED SEPTEMBER 30, 2016
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period	8,004,942	3,121,519	5,639,656	3,314,071
Shares sold	4,874,827	5,553,130	2,394,166	3,371,402
Shares issued on reinvestment of distributions	122,805	69,133	98,079	134,896
Shares redeemed	(2,068,719)	(738,840)	(1,539,009)	(1,180,713)
Shares outstanding, end of period	10,933,855	8,004,942	6,592,892	5,639,656
CLASS N
Shares outstanding, beginning of period	1,704,809	12,556	22,961	6,419
Shares sold	1,474,453	1,730,261	527,245	73,524
Shares issued on reinvestment of distributions	28,326	187	279	195
Shares redeemed	(990,965)	(38,195)	(41,441)	(57,177)
Shares outstanding, end of period	2,216,623	1,704,809	509,044	22,961
CLASS R6
Shares outstanding, beginning of period	1,213,597	8,096	21,705	9,146
Shares sold	619,312	1,521,529	—	18,922
Shares issued on reinvestment of distributions	19,363	179	401	330
Shares redeemed	(365,551)	(316,207)	—	(6,693)
Shares outstanding, end of period	1,486,721	1,213,597	22,106	21,705

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2017

Statements of Changes in Net Assets	September 30, 2017

	AQR GLOBAL EQUITY FUND		AQR INTERNATIONAL EQUITY FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2017	FOR THE YEAR ENDED SEPTEMBER 30, 2016	FOR THE YEAR ENDED SEPTEMBER 30, 2017	FOR THE YEAR ENDED SEPTEMBER 30, 2016
OPERATIONS:
Net investment income (loss)	$2,290,063	$2,971,159	$7,839,516	$10,940,097
Net realized gain (loss)	11,600,253	29,215,885	27,108,617	42,272,061
Net change in unrealized appreciation (depreciation)	16,779,337	(7,560,125)	40,336,968	(8,355,868)
Net increase (decrease) in net assets resulting from operations	30,669,653	24,626,919	75,285,101	44,856,290

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(653,994)	(506,575)	(10,863,361)	(6,541,592)
Class N	(28,840)	(6,423)	(974,412)	(614,398)
Class R6	(2,583,720)	(1,217,400)	(467,204)	(656,409)
Class Y	—	(3,414,898)	—	(8,051,362)
Total	(3,266,554)	(5,145,296)	(12,304,977)	(15,863,761)
Net realized gain:
Class I	(2,182,402)	(1,816,068)	(4,934,344)	(3,956,397)
Class N	(106,171)	(43,077)	(484,430)	(441,881)
Class R6	(7,739,962)	(4,517,439)	(204,168)	(382,785)
Class Y	—	(11,253,865)	—	(4,100,460)
Total	(10,028,535)	(17,630,449)	(5,622,942)	(8,881,523)
Total distributions	(13,295,089)	(22,775,745)	(17,927,919)	(24,745,284)

CAPITAL TRANSACTIONS:
CLASS I
Proceeds from shares sold	12,128,871	2,993,256	84,815,575	128,184,249
Reinvestment of distributions	2,835,116	2,322,643	14,138,963	9,424,064
Cost of shares redeemed	(10,315,994)	(7,758,323)	(171,249,833)	(108,490,777)
Net increase (decrease) from capital transactions	4,647,993	(2,442,424)	(72,295,295)	29,117,536
CLASS N
Proceeds from shares sold	1,153,074	978,266	9,270,889	6,615,072
Reinvestment of distributions	135,011	49,060	1,335,280	981,695
Cost of shares redeemed	(939,549)	(192,346)	(37,068,943)	(8,603,919)
Net increase (decrease) from capital transactions	348,536	834,980	(26,462,774)	(1,007,152)
CLASS R6
Proceeds from shares sold	16,049,836	11,086,258	26,475,529	13,218,194
Reinvestment of distributions	10,323,682	5,734,839	671,372	1,039,194
Cost of shares redeemed	(70,541)	(111,189)	(2,904,530)	(724,458)
Cost of shares redeemed on in kind	—	—	—	(32,220,986)
Net increase (decrease) from capital transactions	26,302,977	16,709,908	24,242,371	(18,688,056)
CLASS Y(a)
Reinvestment of distributions	—	14,668,763	—	12,151,822
Cost of shares redeemed	—	(122,861,157)	—	(1,143)
Cost of shares redeemed on in kind	—	(99,731,073)	—	(358,280,995)
Redemption fees	—	122,861	—	—
Net increase (decrease) from capital transactions	—	(207,800,606)	—	(346,130,316)
Net increase (decrease) in net assets resulting from capital transactions	31,299,506	(192,698,142)	(74,515,698)	(336,707,988)
Total increase (decrease) in net assets	48,674,070	(190,846,968)	(17,158,516)	(316,596,982)

NET ASSETS:
Beginning of period	141,298,190	332,145,158	422,214,068	738,811,050
End of period	$189,972,260	$141,298,190	$405,055,552	$422,214,068

Undistributed accumulated net investment income (loss)	$1,532,540	$2,528,112	$5,830,715	$10,358,726

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2017

Statements of Changes in Net Assets	September 30, 2017

	AQR GLOBAL EQUITY FUND		AQR INTERNATIONAL EQUITY FUND
	FOR THE YEAR ENDED SEPTEMBER 30, 2017	FOR THE YEAR ENDED SEPTEMBER 30, 2016	FOR THE YEAR ENDED SEPTEMBER 30, 2017	FOR THE YEAR ENDED SEPTEMBER 30, 2016

CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period	4,067,125	4,380,799	36,446,082	33,377,117
Shares sold	1,502,926	391,296	8,011,359	13,308,235
Shares issued on reinvestment of distributions	376,010	302,087	1,482,072	985,781
Shares redeemed	(1,274,649)	(1,007,057)	(16,268,577)	(11,225,051)
Shares outstanding, end of period	4,671,412	4,067,125	29,670,936	36,446,082
CLASS N
Shares outstanding, beginning of period	212,001	98,923	3,604,797	3,703,495
Shares sold	141,204	131,671	875,834	673,280
Shares issued on reinvestment of distributions	17,978	6,405	137,092	100,790
Shares redeemed	(116,137)	(24,998)	(3,366,079)	(872,768)
Shares outstanding, end of period	255,046	212,001	1,251,644	3,604,797
CLASS R6
Shares outstanding, beginning of period	13,023,243	10,836,304	1,335,884	3,212,966
Shares sold	1,934,027	1,460,127	2,411,991	1,283,890
Shares issued on reinvestment of distributions	1,360,169	741,067	66,341	102,687
Shares redeemed	(8,221)	(14,255)	(253,366)	(70,839)
Shares redeemed in kind	—	—	—	(3,192,820)
Shares outstanding, end of period	16,309,218	13,023,243	3,560,850	1,335,884
CLASS Y(a)
Shares outstanding, beginning of period	—	26,995,455	—	34,301,988
Shares issued on reinvestment of distributions	—	1,895,655	—	1,201,960
Shares redeemed	—	(15,768,729)	—	—
Shares redeemed in kind	—	(13,122,381)	—	(35,503,948)
Shares outstanding, end of period	—	—	—	—

(a)	Class Y closed on April 1, 2016 and May 9, 2016 for AQR International Equity Fund and AQR Global Equity Fund, respectively.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2017

Statements of Changes in Net Assets	September 30, 2017

	AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND	AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND	AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND	AQR EMERGING RELAXED CONSTRAINT EQUITY FUND
	FOR THE PERIOD 12/14/16*- 9/30/17	FOR THE PERIOD 12/14/16*- 9/30/17	FOR THE PERIOD 12/14/16*- 9/30/17	FOR THE PERIOD 12/14/16*- 9/30/17
OPERATIONS:
Net investment income (loss)	$69,027	$(2,677)	$123,723	$43,615
Net realized gain (loss)	(39,665)	(130,457)	43,434	72,887
Net change in unrealized appreciation (depreciation)	1,198,320	244,232	1,387,106	804,369
Net increase (decrease) in net assets resulting from operations	1,227,682	111,098	1,554,263	920,871

CAPITAL TRANSACTIONS:
CLASS I
Proceeds from shares sold	12,983,234	1,490,338	6,484,383	4,817,453
Cost of shares redeemed	(286,671)	(189,170)	(76,732)	(69,013)
Net increase (decrease) from capital transactions	12,696,563	1,301,168	6,407,651	4,748,440

CLASS N
Proceeds from shares sold	1,186,574	652,860	1,816,453	1,797,659
Cost of shares redeemed	(302,831)	(92,255)	(99,652)	(114,361)
Net increase (decrease) from capital transactions	883,743	560,605	1,716,801	1,683,298
CLASS R6
Proceeds from shares sold	1,754,717	1,291,979	2,099,000	17,599,000
Net increase (decrease) from capital transactions	1,754,717	1,291,979	2,099,000	17,599,000
Net increase (decrease) in net assets resulting from capital transactions	15,335,023	3,153,752	10,223,452	24,030,738
Total increase (decrease) in net assets	16,562,705	3,264,850	11,777,715	24,951,609

NET ASSETS:
Beginning of period	—	—	—	—
End of period	$16,562,705	$3,264,850	$11,777,715	$24,951,609

Undistributed accumulated net investment income (loss)	$100,832	$28,629	$170,979	$38,814

CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period	—	—	—	—
Shares sold	1,228,307	150,276	565,347	411,586
Shares redeemed	(26,491)	(19,520)	(6,267)	(5,580)
Shares outstanding, end of period	1,201,816	130,756	559,080	406,006
CLASS N
Shares outstanding, beginning of period	—	—	—	—
Shares sold	118,572	65,305	164,254	163,536
Shares redeemed	(28,409)	(9,516)	(8,104)	(9,309)
Shares outstanding, end of period	90,163	55,789	156,150	154,227
CLASS R6
Shares outstanding, beginning of period	—	—	—	—
Shares sold	174,492	129,090	207,857	1,405,781
Shares outstanding, end of period	174,492	129,090	207,857	1,405,781

*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2017

Statements of Cash Flows	September 30, 2017

	AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND	AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND	AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase (decrease) in net assets resulting from operations	$1,227,682	$111,098	$1,554,263
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Payments to purchase securities	(27,398,494)	(6,608,144)	(22,451,704)
Payments to cover short positions in securities	(1,613,490)	(644,733)	(1,096,788)
Proceeds from short positions in securities	6,287,119	1,484,268	4,281,404
Proceeds from sale of securities	7,533,853	2,648,608	9,016,007
(Purchases) sales of short-term investments, net	(354,192)	(50,777)	(49,186)
Realized (gain) loss on investments in securities	(50,946)	100,399	(161,090)
Realized (gain) loss on short positions in securities	68,969	30,058	130,015
Change in unrealized (appreciation) depreciation on investments in securities	(1,354,494)	(297,994)	(1,529,212)
Change in unrealized (appreciation) depreciation on short positions in securities	156,174	53,762	142,170
(Increases) decreases in operating assets
Foreign tax reclaim	—	—	(5,621)
Dividend receivable	(20,075)	(2,316)	(42,238)
Due from Investment Adviser	(1,051)	(7,708)	—
Prepaid expenses	(34,574)	(19,711)	(19,693)
Increases (decreases) in operating liabilities
Payable for securities purchased	195,919	—	—
Accrued investment advisory fees	—	—	8,344
Accrued distribution fees—Class N	209	113	404
Dividends and interest payable on securities sold short	4,282	771	7,890
Other accrued expenses and liabilities	51,545	48,587	50,451
Net cash provided by (used in) operating activities	$(15,301,564)	$(3,153,719)	$(10,164,585)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from shares sold	15,904,560	3,435,177	10,399,836
Payments on shares redeemed	(589,502)	(281,425)	(175,884)
Net cash provided by (used in) financing activities	$15,315,058	$3,153,752	$10,223,952
Net change in cash and cash denominated in foreign currencies	13,494	33	59,367
Cash, beginning of period	—	—	—
Cash, end of period	$13,494	$33	$59,367

Supplemental disclosure of cash flow information:

Cash paid during the period for interest in the amount of $17,402, $7,729 and $14,871.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2017

[Intentionally Left Blank]

Financial Highlights	September 30, 2017

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]				Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
AQR LARGE CAP MULTI-STYLE FUND CLASS I6
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$14.00	0.22		2.84	3.06	(0.19)	—	(0.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$13.25	0.19		0.68	0.87	(0.12)	(0.00)[7]	(0.12)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$13.36	0.16		(0.15)	0.01	(0.06)	(0.06)	(0.12)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$11.09	0.15		2.21	2.36	(0.04)	(0.05)	(0.09)
FOR THE PERIOD 3/26/13[8]—9/30/13	$10.00	0.06	[9]	1.03	1.09	—	—	—
AQR LARGE CAP MULTI-STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$13.94	0.18		2.82	3.00	(0.15)	—	(0.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$13.19	0.16		0.68	0.84	(0.09)	(0.00)[7]	(0.09)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$13.33	0.13		(0.16)	(0.03)	(0.05)	(0.06)	(0.11)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$11.09	0.11		2.21	2.32	(0.03)	(0.05)	(0.08)
FOR THE PERIOD 3/26/13[8]—9/30/13	$10.00	0.04	[9]	1.05	1.09	—	—	—
AQR LARGE CAP MULTI-STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$14.00	0.24		2.84	3.08	(0.21)	—	(0.21)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$13.25	0.21		0.68	0.89	(0.14)	(0.00)[7]	(0.14)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$13.36	0.18		(0.17)	0.01	(0.06)	(0.06)	(0.12)
FOR THE PERIOD 7/10/14[12]—9/30/14	$13.32	0.04		0.00 [7]	0.04	—	—	—
AQR SMALL CAP MULTI-STYLE FUND CLASS I6
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$13.96	0.12	[21]	2.39	2.51	(0.14)	(0.24)	(0.38)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$12.30	0.13		1.56	1.69	(0.03)	(0.00)[7]	(0.03)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$12.34	0.12	[13]	0.02 [14]	0.14	(0.03)	(0.15)	(0.18)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$11.88	0.05	[15]	0.57	0.62	(0.04)	(0.12)	(0.16)
FOR THE PERIOD 3/26/13[8]—9/30/13	$10.00	0.03	[9]	1.85	1.88	—	—	—
AQR SMALL CAP MULTI-STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$13.90	0.08	[21]	2.37	2.45	(0.10)	(0.24)	(0.34)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$12.25	0.10		1.55	1.65	(0.00)[7]	(0.00)[7]	(0.00)[7]
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$12.30	0.09	[13]	0.01 [14]	0.10	(0.00)[7]	(0.15)	(0.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$11.87	0.01	[15]	0.56	0.57	(0.02)	(0.12)	(0.14)
FOR THE PERIOD 3/26/13[8]—9/30/13	$10.00	0.01	[9]	1.86	1.87	—	—	—
AQR SMALL CAP MULTI-STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$13.98	0.13	[21]	2.39	2.52	(0.15)	(0.24)	(0.39)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$12.31	0.16		1.55	1.71	(0.04)	(0.00)[7]	(0.04)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$12.35	0.15	[13]	0.00 [7,14]	0.15	(0.04)	(0.15)	(0.19)
FOR THE PERIOD 7/10/14[12]—9/30/14	$12.95	0.01	[15]	(0.61)[14]	(0.60)	—	—	—
AQR INTERNATIONAL MULTI-STYLE FUND CLASS I6
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$10.23	0.24		1.74	1.98	(0.26)	—	(0.26)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$10.21	0.26		(0.09)	0.17	(0.15)	—	(0.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$11.47	0.27	[13]	(1.26)	(0.99)	(0.19)	(0.08)	(0.27)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$11.28	0.28		0.01 [14]	0.29	(0.10)	—	(0.10)
FOR THE PERIOD 3/26/13[8]—9/30/13	$10.00	0.13	[9]	1.15	1.28	—	—	—
AQR INTERNATIONAL MULTI-STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$10.20	0.21		1.75	1.96	(0.24)	—	(0.24)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$10.20	0.23		(0.10)	0.13	(0.13)	—	(0.13)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$11.44	0.24	[13]	(1.25)	(1.01)	(0.15)	(0.08)	(0.23)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$11.27	0.24		0.01 [14]	0.25	(0.08)	—	(0.08)
FOR THE PERIOD 3/26/13[8]—9/30/13	$10.00	0.15	[9]	1.12	1.27	—	—	—
AQR INTERNATIONAL MULTI-STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$10.22	0.26		1.73	1.99	(0.27)	—	(0.27)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$10.20	0.25		(0.07)	0.18	(0.16)	—	(0.16)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$11.47	0.30	[13]	(1.28)	(0.98)	(0.21)	(0.08)	(0.29)
FOR THE PERIOD 7/10/14[12]—9/30/14	$11.94	0.13		(0.60)	(0.47)	—	—	—

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2017

Financial Highlights	September 30, 2017

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Before Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$16.87	22.01%	$457,339	0.45%	0.44%	0.44%	1.46%	61%
$14.00	6.61%	$627,269	0.46%	0.45%	0.45%	1.43%	80%
$13.25	0.03%	$490,709	0.54%	0.49%	0.49%	1.17%	59%
$13.36	21.39%	$166,058	0.71%	0.54%	0.54%	1.17%	277%
$11.09	10.90%	$18,811	1.80%[10,11]	0.54%	0.54%	1.09%[9]	223%

$16.79	21.69%	$62,679	0.71%	0.70%	0.70%	1.19%	61%
$13.94	6.40%	$64,718	0.71%	0.70%	0.70%	1.18%	80%
$13.19	(0.25)%	$59,733	0.79%	0.74%	0.74%	0.93%	59%
$13.33	21.05%	$10,328	1.14%	0.79%	0.79%	0.90%	277%
$11.09	10.90%	$1,403	4.30%[10,11]	0.79%	0.79%	0.72%[9]	223%

$16.87	22.18%	$1,246,028	0.36%	0.35%	0.35%	1.54%	61%
$14.00	6.71%	$792,665	0.37%	0.35%	0.35%	1.52%	80%
$13.25	0.07%	$563,785	0.42%	0.36%	0.36%	1.28%	59%
$13.36	0.30%	$42,256	0.61%	0.44%	0.44%	1.23%	277%

$16.09	18.12%	$55,115	0.69%	0.65%	0.65%	0.79%[21]	61%
$13.96	13.74%	$45,483	0.75%	0.65%	0.65%	1.00%	96%
$12.30	1.02%	$26,634	1.17%	0.68%	0.68%	0.88%[13]	228%
$12.34	5.13%	$8,233	2.58%	0.75%	0.75%	0.37%[15]	189%
$11.88	18.80%	$2,184	5.84%[10]	0.75%	0.75%	0.45%[9]	70%

$16.01	17.79%	$8,624	0.94%	0.90%	0.90%	0.53%[21]	61%
$13.90	13.51%	$9,733	0.99%	0.90%	0.90%	0.76%	96%
$12.25	0.72%	$5,681	1.40%	0.93%	0.93%	0.65%[13]	228%
$12.30	4.78%	$1,284	3.27%	1.00%	1.00%	0.11%[15]	189%
$11.87	18.70%	$1,381	6.40%[10]	1.00%	1.00%	0.17%[9]	70%

$16.11	18.17%	$733,984	0.59%	0.55%	0.55%	0.89%[21]	61%
$13.98	13.90%	$687,986	0.62%	0.55%	0.55%	1.23%	96%
$12.31	1.06%	$9,494	0.96%	0.55%	0.55%	1.17%[13]	228%
$12.35	(4.63)%	$95	2.34%	0.65%	0.65%	0.45%[15]	189%

$11.95	19.91%	$76,307	0.65%	0.60%[19]	0.60%[19]	2.26%[20]	55%
$10.23	1.62%	$68,288	0.68%	0.59%	0.59%	2.62%	106%
$10.21	(8.78)%	$40,047	0.82%	0.64%	0.64%	2.45%[13]	236%
$11.47	2.53%	$26,729	1.38%	0.70%	0.70%	2.36%	204%
$11.28	12.80%	$15,810	2.16%[10]	0.70%	0.70%	2.25%[9]	218%

$11.92	19.69%	$8,836	0.91%	0.85%[19]	0.85%[19]	1.95%[20]	55%
$10.20	1.28%	$8,491	0.93%	0.85%	0.85%	2.32%	106%
$10.20	(8.92)%	$4,142	1.06%	0.88%	0.88%	2.19%[13]	236%
$11.44	2.19%	$2,756	1.85%	0.95%	0.95%	2.02%	204%
$11.27	12.70%	$2,154	4.10%[10]	0.95%	0.95%	2.65%[9]	218%

$11.94	20.04%	$385,126	0.56%	0.50%[19]	0.50%[19]	2.41%[20]	55%
$10.22	1.71%	$301,294	0.59%	0.50%	0.50%	2.52%	106%
$10.20	(8.68)%	$241,780	0.66%	0.51%	0.51%	2.70%[13]	236%
$11.47	(3.94)%	$26,412	1.34%	0.60%	0.60%	5.13%	204%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2017

Financial Highlights	September 30, 2017

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]				Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
AQR EMERGING MULTI-STYLE FUND CLASS I6
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$8.95	0.18		1.75	1.93	(0.17)	—	(0.17)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$8.19	0.15		0.81	0.96	(0.20)	—	(0.20)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$9.96	0.27		(1.97)	(1.70)	(0.07)	—	(0.07)
FOR THE PERIOD 5/13/14[8]—9/30/14	$10.00	0.14		(0.18)	(0.04)	—	—	—
AQR EMERGING MULTI-STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$8.93	0.14		1.76	1.90	(0.15)	—	(0.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$8.17	0.13		0.81	0.94	(0.18)	—	(0.18)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$9.95	0.29		(2.01)	(1.72)	(0.06)	—	(0.06)
FOR THE PERIOD 5/13/14[8]—9/30/14	$10.00	0.14		(0.19)	(0.05)	—	—	—
AQR EMERGING MULTI-STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$8.97	0.19		1.74	1.93	(0.18)	—	(0.18)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$8.20	0.16		0.81	0.97	(0.20)	—	(0.20)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$9.96	0.45		(2.14)	(1.69)	(0.07)	—	(0.07)
FOR THE PERIOD 7/10/14[12]—9/30/14	$10.47	0.05		(0.56)	(0.51)	—	—	—
AQR TM LARGE CAP MULTI-STYLE FUND CLASS I6
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$10.00	0.16		2.05	2.21	(0.12)	(0.00)[7]	(0.12)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$9.42	0.15		0.49	0.64	(0.05)	(0.01)	(0.06)
FOR THE PERIOD 2/11/15[8]—9/30/15	$10.00	0.08		(0.66)	(0.58)	—	—	—
AQR TM LARGE CAP MULTI-STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$9.97	0.13		2.05	2.18	(0.10)	(0.00)[7]	(0.10)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$9.40	0.13		0.48	0.61	(0.03)	(0.01)	(0.04)
FOR THE PERIOD 2/11/15[8]—9/30/15	$10.00	0.06		(0.66)	(0.60)	—	—	—
AQR TM LARGE CAP MULTI-STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$10.01	0.17		2.05	2.22	(0.13)	(0.00)[7]	(0.13)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$9.42	0.16		0.49	0.65	(0.05)	(0.01)	(0.06)
FOR THE PERIOD 2/11/15[8]—9/30/15	$10.00	0.08		(0.66)	(0.58)	—	—	—
AQR TM SMALL CAP MULTI-STYLE FUND CLASS I6
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$10.31	0.09		1.74	1.83	(0.11)	—	(0.11)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$9.21	0.12	[16]	1.04	1.16	(0.06)	—	(0.06)
FOR THE PERIOD 2/11/15[8]—9/30/15	$10.00	0.05		(0.84)	(0.79)	—	—	—
AQR TM SMALL CAP MULTI-STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$10.28	0.05		1.74	1.79	(0.09)	—	(0.09)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$9.20	0.10	[16]	1.03	1.13	(0.05)	—	(0.05)
FOR THE PERIOD 2/11/15[8]—9/30/15	$10.00	0.04		(0.84)	(0.80)	—	—	—
AQR TM SMALL CAP MULTI-STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$10.32	0.10		1.76	1.86	(0.12)	—	(0.12)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$9.22	0.12	[16]	1.04	1.16	(0.06)	—	(0.06)
FOR THE PERIOD 2/11/15[8]—9/30/15	$10.00	0.06		(0.84)	(0.78)	—	—	—
AQR TM INTERNATIONAL MULTI-STYLE FUND CLASS I6
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$9.44	0.23		1.68	1.91	(0.19)	—	(0.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$9.40	0.24		(0.08)[14]	0.16	(0.12)	—	(0.12)
FOR THE PERIOD 2/11/15[8]—9/30/15	$10.00	0.18		(0.78)	(0.60)	—	—	—
AQR TM INTERNATIONAL MULTI-STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$9.42	0.20		1.68	1.88	(0.18)	—	(0.18)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$9.39	0.22		(0.08)[14]	0.14	(0.11)	—	(0.11)
FOR THE PERIOD 2/11/15[8]—9/30/15	$10.00	0.15		(0.76)	(0.61)	—	—	—
AQR TM INTERNATIONAL MULTI-STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$9.45	0.24		1.69	1.93	(0.20)	—	(0.20)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$9.41	0.25		(0.09)[14]	0.16	(0.12)	—	(0.12)
FOR THE PERIOD 2/11/15[8]—9/30/15	$10.00	0.18		(0.77)	(0.59)	—	—	—

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2017

Financial Highlights	September 30, 2017

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Before Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$10.71	22.17%	$97,264	0.89%	0.75%	0.75%	1.93%	53%
$8.95	11.97%	$73,793	0.95%	0.75%	0.75%	1.85%	94%
$8.19	(17.14)%	$48,992	1.39%	0.79%	0.79%	2.79%	317%
$9.96	(0.40)%	$11,572	3.30%[10,11]	0.85%	0.85%	3.49%	154%

$10.68	21.82%	$6,726	1.14%	1.00%	1.00%	1.54%	53%
$8.93	11.72%	$7,600	1.20%	1.00%	1.00%	1.64%	94%
$8.17	(17.34)%	$4,494	1.61%	1.04%	1.04%	2.98%	317%
$9.95	(0.50)%	$2,388	3.55%[10,11]	1.10%	1.10%	3.49%	154%

$10.72	22.13%	$222,511	0.79%	0.65%	0.65%	2.01%	53%
$8.97	12.13%	$184,112	0.85%	0.65%	0.65%	1.96%	94%
$8.20	(17.06)%	$135,503	0.89%	0.65%	0.65%	4.66%	317%
$9.96	(4.87)%	$95	2.73%[10,11]	0.75%	0.75%	2.09%	154%

$12.09	22.33%	$64,006	0.53%	0.45%	0.45%	1.44%	77%
$10.00	6.82%	$39,964	0.59%[10]	0.43%	0.43%	1.57%	173%
$9.42	(5.80)%	$2,087	1.66%[10]	0.46%	0.46%	1.20%	207%

$12.05	22.04%	$2,210	0.78%	0.70%	0.70%	1.20%	77%
$9.97	6.48%	$2,165	0.84%[10]	0.69%	0.69%	1.34%	173%
$9.40	(6.00)%	$135	2.48%[10]	0.70%	0.70%	0.99%	207%

$12.10	22.37%	$161,560	0.43%	0.35%	0.35%	1.54%	77%
$10.01	6.95%	$98,092	0.53%[10]	0.35%	0.35%	1.63%	173%
$9.42	(5.80)%	$26,703	1.41%[10]	0.36%	0.36%	1.33%	207%

$12.03	17.79%	$21,257	1.23%	0.65%	0.65%	0.79%	92%
$10.31	12.64%	$13,792	1.90%[10]	0.64%	0.64%	1.27%[16]	179%
$9.21	(7.90)%	$1,702	5.66%[10]	0.65%	0.65%	0.77%	98%

$11.98	17.44%	$5,478	1.47%	0.90%	0.90%	0.48%	92%
$10.28	12.34%	$2,970	2.03%[10]	0.88%	0.88%	1.05%[16]	179%
$9.20	(8.00)%	$128	6.53%[10]	0.92%	0.92%	0.59%	98%

$12.06	18.04%	$2,327	1.13%	0.55%	0.55%	0.90%	92%
$10.32	12.63%	$1,973	2.29%[10]	0.55%	0.55%	1.26%[16]	179%
$9.22	(7.80)%	$1,660	6.28%[10]	0.57%	0.57%	0.96%	98%

$11.16	20.71%	$25,736	0.71%	0.60%	0.60%	2.31%	52%
$9.44	1.68%	$20,094	0.81%[10]	0.59%	0.58%	2.58%	135%
$9.40	(6.00)%	$3,213	1.42%[10]	0.61%	0.61%	2.85%	172%

$11.12	20.39%	$2,078	0.97%	0.85%	0.85%	2.03%	52%
$9.42	1.43%	$1,592	1.07%[10]	0.82%	0.82%	2.41%	135%
$9.39	(6.10)%	$143	2.65%[10]	0.81%	0.81%	2.28%	172%

$11.18	20.89%	$151,455	0.62%	0.50%	0.50%	2.42%	52%
$9.45	1.71%	$116,641	0.72%[10]	0.50%	0.50%	2.73%	135%
$9.41	(5.90)%	$41,373	1.22%[10]	0.51%	0.51%	2.81%	172%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2017

Financial Highlights	September 30, 2017

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]				Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
AQR TM EMERGING MULTI-STYLE FUND CLASS I6
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$9.27	0.18		1.88	2.06	(0.21)	—	(0.21)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$8.31	0.17		0.82	0.99	(0.03)	—	(0.03)
FOR THE PERIOD 2/11/15[8]—9/30/15	$10.00	0.21		(1.90)	(1.69)	—	—	—
AQR TM EMERGING MULTI-STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$9.28	0.15		1.89	2.04	(0.20)	—	(0.20)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$8.30	0.17		0.81	0.98	—	—	—
FOR THE PERIOD 2/11/15[8]—9/30/15	$10.00	0.19		(1.89)	(1.70)	—	—	—
AQR TM EMERGING MULTI-STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$9.28	0.19		1.88	2.07	(0.22)	—	(0.22)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$8.32	0.18		0.82	1.00	(0.04)	—	(0.04)
FOR THE PERIOD 2/11/15[8]—9/30/15	$10.00	0.22		(1.90)	(1.68)	—	—	—
AQR LARGE CAP MOMENTUM STYLE FUND CLASS I6
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$20.44	0.24		2.88	3.12	(0.32)	(1.24)	(1.56)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$19.96	0.27		1.87	2.14	(0.21)	(1.45)	(1.66)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$21.89	0.23		(0.10)	0.13	(0.14)	(1.92)	(2.06)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$19.65	0.12		3.12	3.24	(0.13)	(0.87)	(1.00)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$16.06	0.12	[9]	3.47	3.59	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2012	$13.89	0.26	[17]	2.16	2.42	(0.25)	—	(0.25)
AQR LARGE CAP MOMENTUM STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$20.42	0.19		2.87	3.06	(0.26)	(1.24)	(1.50)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$19.92	0.21		1.88	2.09	(0.14)	(1.45)	(1.59)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$21.85	0.17		(0.10)	0.07	(0.08)	(1.92)	(2.00)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$19.61	0.06		3.13	3.19	(0.08)	(0.87)	(0.95)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$16.05	0.09	[9]	3.47	3.56	—	—	—
FOR THE PERIOD 12/17/12[12]—12/31/12	$16.02	0.01	[17]	0.02	0.03	—	—	—
AQR LARGE CAP MOMENTUM STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$20.41	0.26		2.87	3.13	(0.34)	(1.24)	(1.58)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$19.94	0.29		1.86	2.15	(0.23)	(1.45)	(1.68)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$21.89	0.23		(0.08)	0.15	(0.18)	(1.92)	(2.10)
FOR THE PERIOD 7/10/14[12]—9/30/14	$21.90	0.04		(0.05)[14]	(0.01)	—	—	—
AQR SMALL CAP MOMENTUM STYLE FUND CLASS I6
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$20.80	0.10	[21]	4.10	4.20	(0.17)	—	(0.17)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$19.10	0.15		1.79	1.94	(0.16)	(0.08)	(0.24)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$21.09	0.15	[13]	0.26 [14]	0.41	(0.04)	(2.36)	(2.40)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$21.77	0.00	[7,15]	0.73	0.73	(0.06)	(1.35)	(1.41)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$16.43	0.09	[9]	5.25	5.34	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2012	$13.89	0.22	[17]	2.50	2.72	(0.18)	—	(0.18)
AQR SMALL CAP MOMENTUM STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$20.68	0.05	[21]	4.09	4.14	—	—	—
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$18.99	0.09		1.78	1.87	(0.10)	(0.08)	(0.18)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$21.00	0.09	[13]	0.26 [14]	0.35	—	(2.36)	(2.36)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$21.73	(0.06)[15]		0.73	0.67	(0.05)	(1.35)	(1.40)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$16.43	0.03	[9]	5.27	5.30	—	—	—
FOR THE PERIOD 12/17/12[12]—12/31/12	$16.09	0.02	[17]	0.32	0.34	—	—	—
AQR SMALL CAP MOMENTUM STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$20.77	0.12	[21]	4.09	4.21	(0.19)	—	(0.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$19.09	0.13		1.81	1.94	(0.18)	(0.08)	(0.26)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$21.10	0.13	[13]	0.29 [14]	0.42	(0.07)	(2.36)	(2.43)
FOR THE PERIOD 7/10/14[12]—9/30/14	$22.08	0.01	[15]	(0.99)[14]	(0.98)	—	—	—

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2017

Financial Highlights	September 30, 2017

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Before Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$11.12	22.99%	$17,013	0.86%	0.74%	0.74%	1.89%	51%
$9.27	12.02%	$12,711	0.94%[10]	0.72%	0.72%	2.00%	181%
$8.31	(16.90)%	$2,986	2.66%[10]	0.77%	0.77%	3.46%	173%

$11.12	22.64%	$2,301	1.12%	1.00%	1.00%	1.58%	51%
$9.28	11.81%	$2,163	1.20%[10]	0.95%	0.95%	2.01%	181%
$8.30	(17.00)%	$881	3.06%[10]	1.03%	1.03%	3.08%	173%

$11.13	23.05%	$333,540	0.77%	0.65%	0.65%	1.94%	51%
$9.28	12.05%	$272,799	0.87%[10]	0.65%	0.65%	2.09%	181%
$8.32	(16.80)%	$15,381	2.46%[10]	0.67%	0.67%	3.66%	173%

$22.00	16.37%	$869,688	0.41%	0.40%	0.40%	1.19%	88%
$20.44	11.12%	$820,914	0.42%	0.40%	0.40%	1.34%	77%
$19.96	0.18%	$874,115	0.50%	0.45%	0.45%	1.06%	90%
$21.89	16.86%	$953,235	0.55%	0.49%	0.49%	0.55%	83%
$19.65	22.35%	$719,389	0.55%[10]	0.49%	0.49%	0.88%[9]	62%
$16.06	17.49%	$490,442	0.58%	0.50%	0.49%	1.69%[17]	68%

$21.98	16.07%	$59,044	0.66%	0.65%	0.65%	0.94%	88%
$20.42	10.89%	$57,644	0.66%	0.65%	0.65%	1.08%	77%
$19.92	(0.10)%	$68,535	0.77%	0.70%	0.70%	0.81%	90%
$21.85	16.59%	$79,272	0.83%	0.74%	0.74%	0.30%	83%
$19.61	22.18%	$70,265	0.83%[10]	0.74%	0.74%	0.64%[9]	62%
$16.05	0.19%	$58,422	0.82%	0.75%	0.74%	1.19%[17]	68%

$21.96	16.47%	$65,920	0.31%	0.30%	0.30%	1.28%	88%
$20.41	11.23%	$59,108	0.32%	0.30%	0.30%	1.45%	77%
$19.94	0.28%	$62,973	0.36%	0.31%	0.31%	1.09%	90%
$21.89	(0.05)%	$131	0.48%	0.39%	0.39%	0.75%	83%

$24.83	20.30%	$359,470	0.64%	0.60%	0.60%	0.46%[21]	86%
$20.80	10.24%	$317,154	0.65%	0.60%	0.60%	0.77%	85%
$19.10	1.17%	$316,232	0.68%	0.63%	0.62%	0.69%[13]	86%
$21.09	3.07%	$301,173	0.68%	0.65%	0.65%	0.01%[15]	83%
$21.77	32.50%	$242,675	0.68%[10,11]	0.65%	0.65%	0.60%[9]	49%
$16.43	19.62%	$145,770	0.72%	0.66%	0.65%	1.44%[17]	73%

$24.82	20.02%	$1,720	0.86%	0.82%	0.82%	0.24%[21]	86%
$20.68	9.96%	$1,574	0.91%	0.84%	0.84%	0.47%	85%
$18.99	0.89%	$8,195	0.94%	0.88%	0.87%	0.43%[13]	86%
$21.00	2.83%	$7,189	1.04%	0.90%	0.90%	(0.26)%[15]	83%
$21.73	32.26%	$1,668	4.82%[10,11]	0.90%	0.90%	0.18%[9]	49%
$16.43	2.11%	$10	135.33%[18]	0.90%	0.90%	3.36%[17]	73%

$24.79	20.39%	$11,914	0.54%	0.50%	0.50%	0.54%[21]	86%
$20.77	10.30%	$8,490	0.56%	0.50%	0.50%	0.69%	85%
$19.09	1.25%	$77,416	0.59%	0.50%	0.50%	0.62%[13]	86%
$21.10	(4.44)%	$96	0.63%	0.55%	0.55%	0.13%[15]	83%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2017

Financial Highlights	September 30, 2017

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]				Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
AQR INTERNATIONAL MOMENTUM STYLE FUND CLASS I6
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$13.86	0.31		1.65	1.96	(0.32)	—	(0.32)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$13.24	0.25		0.59	0.84	(0.22)	—	(0.22)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$14.95	0.28		(1.51)	(1.23)	(0.31)	(0.17)	(0.48)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$15.29	0.27	[15]	(0.36)	(0.09)	(0.25)	—	(0.25)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$13.09	0.22	[9]	1.98	2.20	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2012	$11.37	0.29		1.74	2.03	(0.31)	—	(0.31)
AQR INTERNATIONAL MOMENTUM STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$13.82	0.28		1.65	1.93	(0.29)	—	(0.29)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$13.19	0.21		0.60	0.81	(0.18)	—	(0.18)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$14.89	0.25		(1.51)	(1.26)	(0.27)	(0.17)	(0.44)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$15.25	0.22	[15]	(0.35)	(0.13)	(0.23)	—	(0.23)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$13.08	0.25	[9]	1.92	2.17	—	—	—
FOR THE PERIOD 12/17/12[12]—12/31/12	$12.95	—		0.13	0.13	—	—	—
AQR INTERNATIONAL MOMENTUM STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$13.85	0.33		1.65	1.98	(0.34)	—	(0.34)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$13.23	0.27		0.59	0.86	(0.24)	—	(0.24)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$14.94	0.33		(1.53)	(1.20)	(0.34)	(0.17)	(0.51)
FOR THE PERIOD 7/10/14[12]—9/30/14	$15.54	0.05	[15]	(0.65)	(0.60)	—	—	—
AQR EMERGING MOMENTUM STYLE FUND CLASS I6
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$8.75	0.20		1.81	2.01	(0.13)	—	(0.13)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$8.29	0.10		0.59	0.69	(0.23)	—	(0.23)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$10.02	0.20		(1.84)	(1.64)	(0.09)	—	(0.09)
FOR THE PERIOD 5/13/14[8]—9/30/14	$10.00	0.09		(0.07)	0.02	—	—	—
AQR EMERGING MOMENTUM STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$8.74	0.18		1.80	1.98	(0.10)	—	(0.10)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$8.27	0.09		0.59	0.68	(0.21)	—	(0.21)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$10.01	0.16		(1.82)	(1.66)	(0.08)	—	(0.08)
FOR THE PERIOD 5/13/14[8]—9/30/14	$10.00	0.09		(0.08)	0.01	—	—	—
AQR EMERGING MOMENTUM STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$8.76	0.23		1.78	2.01	(0.13)	—	(0.13)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$8.30	0.14		0.56	0.70	(0.24)	—	(0.24)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$10.02	0.19		(1.81)	(1.62)	(0.10)	—	(0.10)
FOR THE PERIOD 7/10/14[12]—9/30/14	$10.63	0.05		(0.66)[14]	(0.61)	—	—	—

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2017

Financial Highlights	September 30, 2017

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Before Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$15.50	14.67%	$326,526	0.63%	0.55%[19]	0.55%[19]	2.26%[20]	84%
$13.86	6.40%	$272,002	0.63%	0.55%	0.55%	1.89%	85%
$13.24	(8.40)%	$257,299	0.68%	0.60%	0.60%	1.95%	112%
$14.95	(0.64)%	$279,838	0.71%	0.65%	0.65%	1.73%[15]	98%
$15.29	16.81%	$219,002	0.73%[10]	0.65%	0.65%	2.09%[9]	76%
$13.09	17.92%	$127,673	0.80%	0.66%	0.65%	2.41%	116%

$15.46	14.38%	$34,030	0.88%	0.80%[19]	0.80%[19]	1.99%[20]	84%
$13.82	6.16%	$30,502	0.87%	0.80%	0.79%	1.59%	85%
$13.19	(8.62)%	$35,343	0.94%	0.85%	0.85%	1.71%	112%
$14.89	(0.91)%	$40,054	1.00%	0.90%	0.90%	1.42%[15]	98%
$15.25	16.59%	$41,503	1.03%[10]	0.90%	0.90%	2.28%[9]	76%
$13.08	1.00%	$11	132.42%[18]	0.90%	0.90%	0.25%	116%

$15.49	14.80%	$45,913	0.53%	0.45%[19]	0.45%[19]	2.35%[20]	84%
$13.85	6.53%	$35,382	0.53%	0.45%	0.45%	1.98%	85%
$13.23	(8.24)%	$31,058	0.55%	0.46%	0.46%	2.31%	112%
$14.94	(3.86)%	$96	0.64%	0.55%	0.55%	1.38%[15]	98%

$10.63	23.48%	$10,722	2.52%	0.68%	0.68%	2.19%	121%
$8.75	8.53%	$8,784	2.75%	0.65%	0.65%	1.26%	155%
$8.29	(16.45)%	$6,612	2.92%	0.75%	0.75%	2.06%	159%
$10.02	0.20%	$6,260	4.03%[10,11]	0.80%	0.80%	2.27%	72%

$10.62	23.06%	$1,198	2.73%	0.89%	0.89%	1.99%	121%
$8.74	8.38%	$1,105	2.95%	0.89%	0.89%	1.10%	155%
$8.27	(16.72)%	$1,132	3.17%	1.00%	1.00%	1.68%	159%
$10.01	0.10%	$1,034	4.18%[10,11]	1.05%	1.05%	2.13%	72%

$10.64	23.52%	$1,772	2.43%	0.60%	0.60%	2.44%	121%
$8.76	8.63%	$938	2.69%	0.60%	0.60%	1.69%	155%
$8.30	(16.34)%	$80	3.02%	0.66%	0.66%	1.93%	159%
$10.02	(5.74)%	$94	3.73%[10,11]	0.70%	0.70%	2.01%	72%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2017

Financial Highlights	September 30, 2017

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]				Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
AQR TM LARGE CAP MOMENTUM STYLE FUND CLASS I6
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$16.97	0.20		2.51	2.71	(0.25)	—	(0.25)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$15.54	0.23	[16]	1.35	1.58	(0.15)	—	(0.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$15.90	0.18		(0.19)	(0.01)	(0.08)	(0.27)	(0.35)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$13.60	0.09		2.36	2.45	(0.04)	(0.11)	(0.15)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$11.13	0.09	[9]	2.38	2.47	—	—	—
FOR THE PERIOD 1/27/12[8]—12/31/12	$10.00	0.19	[17]	1.17	1.36	(0.14)	(0.09)	(0.23)
AQR TM LARGE CAP MOMENTUM STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$16.92	0.15		2.51	2.66	(0.22)	—	(0.22)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$15.50	0.20	[16]	1.36	1.56	(0.14)	—	(0.14)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$15.86	0.15		(0.20)	(0.05)	(0.04)	(0.27)	(0.31)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$13.57	0.04		2.37	2.41	(0.01)	(0.11)	(0.12)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$11.13	0.07	[9]	2.37	2.44	—	—	—
FOR THE PERIOD 12/17/12[12]—12/31/12	$11.12	0.01	[17]	0.00 [7]	0.01	—	—	—
AQR TM LARGE CAP MOMENTUM STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$16.95	0.22		2.51	2.73	(0.27)	—	(0.27)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$15.54	0.24	[16]	1.36	1.60	(0.19)	—	(0.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$15.90	0.19		(0.19)	0.00 [7]	(0.09)	(0.27)	(0.36)
FOR THE PERIOD 7/10/14[12]—9/30/14	$15.78	0.03		0.09	0.12	—	—	—
AQR TM SMALL CAP MOMENTUM STYLE FUND CLASS I6
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$15.86	0.08		3.24	3.32	(0.12)	—	(0.12)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$14.51	0.12		1.33	1.45	(0.10)	—	(0.10)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$14.72	0.11	[13]	0.23 [14]	0.34	(0.01)	(0.54)	(0.55)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$14.85	0.01		0.15	0.16	(0.04)	(0.25)	(0.29)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$11.15	0.05	[9]	3.65	3.70	—	—	—
FOR THE PERIOD 1/27/12[8]—12/31/12	$10.00	0.19	[17]	1.11	1.30	(0.15)	—	(0.15)
AQR TM SMALL CAP MOMENTUM STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$15.79	0.03		3.23	3.26	(0.09)	—	(0.09)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$14.44	0.10		1.33	1.43	(0.08)	—	(0.08)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$14.67	0.07	[13]	0.24 [14]	0.31	—	(0.54)	(0.54)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$14.81	(0.03)		0.14	0.11	(0.00)[7]	(0.25)	(0.25)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$11.15	0.03	[9]	3.63	3.66	—	—	—
FOR THE PERIOD 12/17/12[12]—12/31/12	$10.91	0.02	[17]	0.22	0.24	—	—	—
AQR TM SMALL CAP MOMENTUM STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$15.86	0.10		3.23	3.33	(0.13)	—	(0.13)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$14.50	0.14		1.34	1.48	(0.12)	—	(0.12)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$14.72	0.12	[13]	0.24 [14]	0.36	(0.04)	(0.54)	(0.58)
FOR THE PERIOD 7/10/14[12]—9/30/14	$15.45	0.01		(0.74)[14]	(0.73)	—	—	—
AQR TM INTERNATIONAL MOMENTUM STYLE FUND CLASS I6
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$12.27	0.27		1.45	1.72	(0.29)	—	(0.29)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$11.70	0.23		0.49	0.72	(0.15)	—	(0.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$13.09	0.20		(1.28)	(1.08)	(0.25)	(0.06)	(0.31)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$13.18	0.23	[15]	(0.10)	0.13	(0.06)	(0.16)	(0.22)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$11.24	0.20		1.74	1.94	—	—	—
FOR THE PERIOD 1/27/12[8]—12/31/12	$10.00	0.23		1.22	1.45	(0.19)	(0.02)	(0.21)
AQR TM INTERNATIONAL MOMENTUM STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$12.22	0.27		1.41	1.68	(0.27)	—	(0.27)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$11.68	0.19		0.51	0.70	(0.16)	—	(0.16)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$13.06	0.21		(1.30)	(1.09)	(0.23)	(0.06)	(0.29)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$13.15	0.17	[15]	(0.08)	0.09	(0.02)	(0.16)	(0.18)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$11.24	0.20		1.71	1.91	—	—	—
FOR THE PERIOD 12/17/12[12]—12/31/12	$11.14	—		0.10	0.10	—	—	—
AQR TM INTERNATIONAL MOMENTUM STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$12.24	0.28		1.45	1.73	(0.30)	—	(0.30)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$11.70	0.23		0.50	0.73	(0.19)	—	(0.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$13.09	0.31		(1.37)	(1.06)	(0.27)	(0.06)	(0.33)
FOR THE PERIOD 7/10/14[12]—9/30/14	$13.66	0.03	[15]	(0.60)	(0.57)	—	—	—

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2017

Financial Highlights	September 30, 2017

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Before Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$19.43	16.16%	$87,151	0.48%	0.40%	0.40%	1.14%	57%
$16.97	10.22%	$67,397	0.49%	0.40%	0.40%	1.39%[16]	49%
$15.54	(0.16)%	$56,141	0.65%	0.48%	0.48%	1.08%	62%
$15.90	18.15%	$101,336	0.69%	0.54%	0.54%	0.57%	153%
$13.60	22.19%	$21,709	1.41%[10,11]	0.54%	0.54%	1.00%[9]	178%
$11.13	13.67%	$6,041	4.57%	0.55%	0.54%	1.89%[17]	93%

$19.36	15.89%	$8,524	0.70%	0.65%	0.65%	0.78%	57%
$16.92	10.11%	$161	0.65%	0.56%	0.56%	1.22%[16]	49%
$15.50	(0.39)%	$147	0.75%	0.64%	0.64%	0.89%	62%
$15.86	17.81%	$137	1.60%	0.79%	0.79%	0.30%	153%
$13.57	21.92%	$115	4.11%[10,11]	0.79%	0.79%	0.71%[9]	178%
$11.13	0.09%	$10	15.32%[18]	0.79%	0.79%	2.41%[17]	93%

$19.41	16.30%	$84,514	0.38%	0.30%	0.30%	1.25%	57%
$16.95	10.32%	$80,190	0.39%	0.30%	0.30%	1.48%[16]	49%
$15.54	(0.09)%	$70,197	0.43%	0.31%	0.31%	1.15%	62%
$15.90	0.76%	$101	0.67%	0.44%	0.44%	0.77%	153%

$19.06	21.02%	$47,847	0.92%	0.60%	0.60%	0.47%	69%
$15.86	10.07%	$33,229	1.10%	0.60%	0.60%	0.83%	92%
$14.51	2.13%	$19,992	1.34%	0.64%	0.64%	0.68%[13]	111%
$14.72	0.98%	$14,690	1.61%	0.70%	0.70%	0.04%	154%
$14.85	33.18%	$6,764	2.67%[10,11]	0.70%	0.70%	0.49%[9]	81%
$11.15	13.01%	$3,435	5.77%	0.71%	0.70%	1.91%[17]	93%

$18.96	20.73%	$3,230	1.12%	0.84%	0.84%	0.15%	69%
$15.79	9.95%	$154	1.26%	0.76%	0.76%	0.65%	92%
$14.44	1.90%	$127	1.49%	0.86%	0.86%	0.45%[13]	111%
$14.67	0.69%	$125	2.44%	0.95%	0.95%	(0.21)%	154%
$14.81	32.83%	$122	5.05%[10,11]	0.95%	0.95%	0.26%[9]	81%
$11.15	2.20%	$10	12.32%	0.95%	0.95%	4.19%[17]	93%

$19.06	21.11%	$200	0.83%	0.50%	0.50%	0.58%	69%
$15.86	10.24%	$166	1.00%	0.50%	0.50%	0.92%	92%
$14.50	2.23%	$97	1.24%	0.54%	0.54%	0.77%[13]	111%
$14.72	(4.72)%	$95	1.65%	0.60%	0.60%	0.22%	154%

$13.70	14.49%	$44,119	0.74%	0.55%[19]	0.55%[19]	2.22%[20]	62%
$12.27	6.18%	$33,887	0.76%	0.55%	0.55%	1.90%	87%
$11.70	(8.36)%	$23,699	0.94%	0.65%	0.65%	1.57%	147%
$13.09	0.97%	$81,624	0.91%	0.70%	0.70%	1.73%[15]	185%
$13.18	17.26%	$17,418	2.31%[10,11]	0.70%	0.70%	2.14%	154%
$11.24	14.46%	$5,739	5.28%	0.71%	0.70%	2.38%	131%

$13.63	14.23%	$4,800	0.95%	0.80%[19]	0.80%[19]	2.08%[20]	62%
$12.22	6.01%	$160	0.93%	0.72%	0.72%	1.61%	87%
$11.68	(8.51)%	$103	1.03%	0.79%	0.78%	1.69%	147%
$13.06	0.69%	$112	1.92%	0.95%	0.95%	1.26%[15]	185%
$13.15	16.99%	$111	5.00%[10,11]	0.95%	0.95%	2.19%	154%
$11.24	0.90%	$10	15.82%[18]	0.95%	0.95%	0.15%	131%

$13.67	14.66%	$56,847	0.65%	0.45%[19]	0.45%[19]	2.27%[20]	62%
$12.24	6.25%	$55,739	0.66%	0.45%	0.45%	1.97%	87%
$11.70	(8.25)%	$48,003	0.70%	0.46%	0.46%	2.40%	147%
$13.09	(4.17)%	$96	0.94%	0.60%	0.60%	1.13%[15]	185%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2017

Financial Highlights	September 30, 2017

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]				Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
AQR LARGE CAP DEFENSIVE STYLE FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$15.71	0.29		2.55	2.84	(0.23)	(0.09)	(0.32)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$14.64	0.27		1.70	1.97	(0.14)	(0.76)	(0.90)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$14.07	0.24		1.04	1.28	(0.29)	(0.42)	(0.71)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$12.20	0.20		1.79	1.99	(0.08)	(0.04)	(0.12)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$10.16	0.15		1.89	2.04	—	—	—
FOR THE PERIOD 7/09/12[8]—12/31/12	$10.00	0.14	[17]	0.10	0.24	(0.07)	(0.01)	(0.08)
AQR LARGE CAP DEFENSIVE STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$15.68	0.25		2.54	2.79	(0.20)	(0.09)	(0.29)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$14.64	0.23		1.70	1.93	(0.13)	(0.76)	(0.89)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$14.04	0.20		1.05	1.25	(0.23)	(0.42)	(0.65)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$12.19	0.17		1.79	1.96	(0.07)	(0.04)	(0.11)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$10.18	0.13		1.88	2.01	—	—	—
FOR THE PERIOD 7/09/12[8]—12/31/12	$10.00	0.08	[17]	0.15	0.23	(0.04)	(0.01)	(0.05)
AQR LARGE CAP DEFENSIVE STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$15.69	0.30		2.55	2.85	(0.24)	(0.09)	(0.33)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$14.62	0.29		1.69	1.98	(0.15)	(0.76)	(0.91)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$14.07	0.26		1.03	1.29	(0.32)	(0.42)	(0.74)
FOR THE PERIOD 9/02/14[12]—9/30/14	$14.13	0.02		(0.08)[14]	(0.06)	—	—	—
AQR INTERNATIONAL DEFENSIVE STYLE FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$12.10	0.30	[21]	1.04	1.34	(0.17)	—	(0.17)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$10.95	0.29		1.09	1.38	(0.23)	—	(0.23)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$12.37	0.28		(1.10)	(0.82)	(0.32)	(0.28)	(0.60)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$11.88	0.31		0.47	0.78	(0.17)	(0.12)	(0.29)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$10.67	0.23		0.98	1.21	—	—	—
FOR THE PERIOD 7/09/12[8]—12/31/12	$10.00	0.10		0.67	0.77	(0.06)	(0.04)	(0.10)
AQR INTERNATIONAL DEFENSIVE STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$12.40	0.28	[21]	1.06	1.34	(0.16)	—	(0.16)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$11.20	0.30		1.09	1.39	(0.19)	—	(0.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$12.35	0.23		(1.10)	(0.87)	—	(0.28)	(0.28)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$11.88	0.27		0.47	0.74	(0.15)	(0.12)	(0.27)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$10.69	0.20		0.99	1.19	—	—	—
FOR THE PERIOD 7/09/12[8]—12/31/12	$10.00	0.08		0.68	0.76	(0.03)	(0.04)	(0.07)
AQR INTERNATIONAL DEFENSIVE STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$12.09	0.31	[21]	1.03	1.34	(0.17)	—	(0.17)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$10.94	0.36		1.03	1.39	(0.24)	—	(0.24)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$12.37	0.29		(1.10)	(0.81)	(0.34)	(0.28)	(0.62)
FOR THE PERIOD 9/02/14[12]—9/30/14	$13.02	0.03		(0.68)[14]	(0.65)	—	—	—

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2017

Financial Highlights	September 30, 2017

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Before Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$18.23	18.32%	$793,828	0.41%	0.40%	0.40%	1.69%	16%
$15.71	14.00%	$519,984	0.42%	0.39%	0.39%	1.79%	8%
$14.64	9.13%	$158,468	0.55%	0.45%	0.45%	1.65%	24%
$14.07	16.44%	$224,826	0.62%	0.49%	0.49%	1.51%	16%
$12.20	20.08%	$155,660	0.93%[10]	0.52%	0.52%	1.69%	106%
$10.16	2.34%	$7,842	3.90%	0.75%	0.75%	2.90%[17]	141%

$18.18	17.99%	$239,074	0.67%	0.65%	0.65%	1.46%	16%
$15.68	13.70%	$226,020	0.68%	0.65%	0.65%	1.53%	8%
$14.64	8.97%	$30,629	0.81%	0.70%	0.70%	1.38%	24%
$14.04	16.16%	$28,843	0.92%	0.74%	0.74%	1.26%	16%
$12.19	19.74%	$20,736	1.48%[10]	0.77%	0.77%	1.44%	106%
$10.18	2.29%	$421	9.36%	1.00%	1.00%	1.70%[17]	141%

$18.21	18.43%	$197,705	0.32%	0.30%	0.30%	1.79%	16%
$15.69	14.13%	$127,311	0.33%	0.30%	0.30%	1.87%	8%
$14.62	9.23%	$109	0.45%	0.35%	0.34%	1.76%	24%
$14.07	(0.42)%	$100	0.54%	0.39%	0.39%	1.69%	16%

$13.27	11.29%	$145,091	0.67%	0.55%[19]	0.55%[19]	2.43%[20,21]	3%
$12.10	12.84%	$96,844	0.83%	0.54%	0.54%	2.51%	83%
$10.95	(6.89)%	$34,191	1.11%	0.60%	0.60%	2.40%	47%
$12.37	6.68%	$27,316	1.24%	0.65%	0.65%	2.53%	57%
$11.88	11.34%	$17,631	2.01%[10,11]	0.73%	0.73%	2.68%	115%
$10.67	7.69%	$5,366	5.00%	0.90%	0.90%	1.91%	81%

$13.58	11.01%	$30,102	0.92%	0.80%[19]	0.80%[19]	2.21%[20,21]	3%
$12.40	12.59%	$21,135	1.08%	0.79%	0.78%	2.51%	83%
$11.20	(7.15)%	$141	1.43%	0.86%	0.86%	1.94%	47%
$12.35	6.32%	$462	1.85%	0.90%	0.90%	2.18%	57%
$11.88	11.13%	$1,153	4.15%[10,11]	1.00%	1.00%	2.34%	115%
$10.69	7.62%	$850	6.96%	1.15%	1.15%	1.61%	81%

$13.26	11.38%	$19,716	0.57%	0.45%[19]	0.45%[19]	2.57%[20,21]	3%
$12.09	12.95%	$14,668	0.67%	0.45%	0.45%	3.06%	83%
$10.94	(6.78)%	$89	1.01%	0.50%	0.50%	2.45%	47%
$12.37	(4.99)%	$95	1.23%	0.55%	0.55%	3.49%	57%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2017

Financial Highlights	September 30, 2017

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]				Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
AQR EMERGING DEFENSIVE STYLE FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$8.80	0.17		0.61	0.78	(0.14)	—	(0.14)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$8.21	0.16		0.69	0.85	(0.26)	—	(0.26)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$10.46	0.19		(2.26)	(2.07)	(0.18)	—	(0.18)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$10.27	0.25	[15]	0.03 [14]	0.28	(0.09)	(0.00)[7]	(0.09)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$10.92	0.20		(0.85)	(0.65)	—	—	—
FOR THE PERIOD 7/09/12[8]—12/31/12	$10.00	0.10		0.94	1.04	(0.09)	(0.03)	(0.12)
AQR EMERGING DEFENSIVE STYLE FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$9.00	0.20		0.59	0.79	(0.12)	—	(0.12)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$8.34	0.15		0.70	0.85	(0.19)	—	(0.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$10.45	0.12		(2.23)	(2.11)	—	—	—
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$10.26	0.18	[15]	0.08 [14]	0.26	(0.07)	(0.00)[7]	(0.07)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$10.93	0.16		(0.83)	(0.67)	—	—	—
FOR THE PERIOD 7/09/12[8]—12/31/12	$10.00	0.08		0.94	1.02	(0.06)	(0.03)	(0.09)
AQR EMERGING DEFENSIVE STYLE FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$8.77	0.18		0.62	0.80	(0.15)	—	(0.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$8.21	0.17		0.67	0.84	(0.28)	—	(0.28)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$10.46	0.21		(2.27)	(2.06)	(0.19)	—	(0.19)
FOR THE PERIOD 9/02/14[12]—9/30/14	$11.15	0.03	[15]	(0.72)	(0.69)	—	—	—
AQR GLOBAL EQUITY FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$8.12	0.11		1.43	1.54	(0.18)	(0.59)	(0.77)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$7.80	0.10		0.76	0.86	(0.12)	(0.42)	(0.54)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$8.91	0.12	[13]	(0.23)	(0.11)	(0.15)	(0.85)	(1.00)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$13.33	0.15	[15]	1.13	1.28	(0.39)	(5.31)	(5.70)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$11.35	0.14		1.84	1.98	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2012	$9.99	0.20		1.69	1.89	(0.29)	(0.24)	(0.53)
AQR GLOBAL EQUITY FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$8.07	0.09		1.43	1.52	(0.16)	(0.59)	(0.75)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$7.73	0.10		0.72	0.82	(0.06)	(0.42)	(0.48)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$8.85	0.10	[13]	(0.23)	(0.13)	(0.14)	(0.85)	(0.99)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$13.27	0.12	[15]	1.12	1.24	(0.35)	(5.31)	(5.66)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$11.32	0.11		1.84	1.95	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2012	$9.97	0.16		1.70	1.86	(0.27)	(0.24)	(0.51)
AQR GLOBAL EQUITY FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$8.18	0.12		1.45	1.57	(0.20)	(0.59)	(0.79)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$7.85	0.12		0.75	0.87	(0.12)	(0.42)	(0.54)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$8.96	0.14	[13]	(0.24)	(0.10)	(0.16)	(0.85)	(1.01)
FOR THE PERIOD 1/08/14[12]—9/30/14	$8.70	0.15	[15]	0.11	0.26	—	—	—

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2017

Financial Highlights	September 30, 2017

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Before Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$9.44	9.17%	$62,261	1.07%	0.70%	0.70%	1.99%	17%
$8.80	10.73%	$49,612	1.15%	0.68%	0.68%	1.90%	23%
$8.21	(20.07)%	$27,221	1.12%	0.76%	0.76%	1.92%	117%
$10.46	2.78%	$70,070	1.23%	0.85%	0.85%	2.35%[15]	124%
$10.27	(5.95)%	$29,471	2.08%[10]	0.96%	0.96%	2.55%	181%
$10.92	10.39%	$5,402	4.14%	1.15%	1.15%	1.92%	38%

$9.67	9.04%	$4,922	1.28%	0.93%	0.93%	2.21%	17%
$9.00	10.42%	$207	1.38%	0.91%	0.91%	1.79%	23%
$8.34	(20.19)%	$54	1.40%	1.03%	1.03%	1.22%	117%
$10.45	2.60%	$1,017	1.68%	1.10%	1.10%	1.73%[15]	124%
$10.26	(6.13)%	$2,594	3.50%[10]	1.25%	1.25%	2.06%	181%
$10.93	10.22%	$1,804	5.41%	1.40%	1.40%	1.67%	38%

$9.42	9.40%	$208	0.97%	0.60%	0.60%	2.02%	17%
$8.77	10.67%	$190	1.05%	0.60%	0.60%	2.06%	23%
$8.21	(19.96)%	$75	1.08%	0.66%	0.65%	2.16%	117%
$10.46	(6.19)%	$94	1.36%	0.70%	0.70%	4.04%[15]	124%

$8.89	20.70%	$41,551	0.89%	0.82%	0.82%	1.37%	88%
$8.12	11.33%	$33,013	0.96%	0.89%	0.89%	1.36%	78%
$7.80	(1.64)%	$34,186	0.90%	0.90%	0.90%	1.49%[13]	73%
$8.91	11.55%	$2,492	1.14%	0.91%	0.91%	1.62%[15]	90%
$13.33	17.44%	$1,263	2.27%[10,11]	0.95%	0.95%	1.46%	71%
$11.35	18.95%	$626	1.41%	0.95%	0.94%	1.83%	87%

$8.84	20.57%	$2,254	1.14%	1.07%	1.07%	1.09%	88%
$8.07	10.93%	$1,712	1.20%	1.13%	1.12%	1.28%	78%
$7.73	(1.86)%	$765	1.17%	1.17%	1.17%	1.18%[13]	73%
$8.85	11.17%	$1,128	1.60%	1.21%	1.21%	1.28%[15]	90%
$13.27	17.23%	$712	3.06%[10,11]	1.25%	1.25%	1.14%	71%
$11.32	18.67%	$518	1.87%	1.25%	1.24%	1.51%	87%

$8.96	20.98%	$146,167	0.77%	0.70%	0.70%	1.48%	88%
$8.18	11.33%	$106,573	0.77%	0.70%	0.70%	1.59%	78%
$7.85	(1.47)%	$85,017	0.71%	0.70%	0.70%	1.69%[13]	73%
$8.96	2.99%	$76,031	0.73%	0.70%	0.70%	2.23%[15]	90%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2017

Financial Highlights	September 30, 2017

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]				Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
AQR INTERNATIONAL EQUITY FUND CLASS I
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$10.17	0.20		1.73	1.93	(0.30)	(0.14)	(0.44)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$9.61	0.21		0.67	0.88	(0.20)	(0.12)	(0.32)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$10.99	0.21		(0.71)	(0.50)	(0.33)	(0.55)	(0.88)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$11.88	0.28	[15]	(0.09)	0.19	(0.22)	(0.86)	(1.08)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$10.24	0.17		1.47	1.64	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2012	$8.60	0.20		1.76	1.96	(0.32)	—	(0.32)
AQR INTERNATIONAL EQUITY FUND CLASS N
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$10.35	0.18		1.77	1.95	(0.28)	(0.14)	(0.42)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$9.77	0.19		0.68	0.87	(0.17)	(0.12)	(0.29)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$11.15	0.17		(0.70)	(0.53)	(0.30)	(0.55)	(0.85)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$12.06	0.25	[15]	(0.10)	0.15	(0.20)	(0.86)	(1.06)
NINE MONTHS ENDED SEPTEMBER 30, 2013	$10.43	0.13		1.50	1.63	—	—	—
FOR THE YEAR ENDED DECEMBER 31, 2012	$8.76	0.19		1.76	1.95	(0.28)	—	(0.28)
AQR INTERNATIONAL EQUITY FUND CLASS R6
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$10.77	0.27		1.81	2.08	(0.32)	(0.14)	(0.46)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$10.16	0.16		0.77	0.93	(0.20)	(0.12)	(0.32)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$11.56	0.18		(0.68)	(0.50)	(0.35)	(0.55)	(0.90)
FOR THE PERIOD 1/08/14[12]—9/30/14	$12.08	0.34	[15]	(0.86)	(0.52)	—	—	—
AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND CLASS I
FOR THE PERIOD 12/14/16—9/30/17	$10.00	0.09		1.21	1.30	—	—	—
AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND CLASS N
FOR THE PERIOD 12/14/16—9/30/17	$10.00	0.06		1.21	1.27	—	—	—
AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND CLASS R6
FOR THE PERIOD 12/14/16—9/30/17	$10.00	0.09		1.21	1.30	—	—	—
AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND CLASS I
FOR THE PERIOD 12/14/16—9/30/17	$10.00	(0.01)		0.36	0.35	—	—	—
AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND CLASS N
FOR THE PERIOD 12/14/16—9/30/17	$10.00	(0.03)		0.35	0.32	—	—	—
AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND CLASS R6
FOR THE PERIOD 12/14/16—9/30/17	$10.00	(0.00)[7]		0.35	0.35	—	—	—
AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND CLASS I
FOR THE PERIOD 12/14/16[8]—9/30/17	$10.00	0.21		2.55	2.76	—	—	—
AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND CLASS N
FOR THE PERIOD 12/14/16[8]—9/30/17	$10.00	0.18		2.55	2.73	—	—	—
AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND CLASS R6
FOR THE PERIOD 12/14/16[8]—9/30/17	$10.00	0.21		2.56	2.77	—	—	—
AQR EMERGING RELAXED CONSTRAINT EQUITY FUND CLASS I
FOR THE PERIOD 12/14/16[8]—9/30/17	$10.00	0.08		2.61	2.69	—	—	—
AQR EMERGING RELAXED CONSTRAINT EQUITY FUND CLASS N
FOR THE PERIOD 12/14/16[8]—9/30/17	$10.00	0.07		2.59	2.66	—	—	—
AQR EMERGING RELAXED CONSTRAINT EQUITY FUND CLASS R6
FOR THE PERIOD 12/14/16[8]—9/30/17	$10.00	0.07		2.63	2.70	—	—	—

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2017

Financial Highlights	September 30, 2017

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Before Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$11.66	19.96%	$346,078	0.98%	0.91%[19]	0.91%[19]	1.89%[20]	83%
$10.17	9.34%	$370,530	0.97%	0.95%	0.95%	2.14%	62%
$9.61	(4.79)%	$320,807	0.92%	0.92%	0.92%	1.98%	84%
$10.99	1.33%	$247,847	0.90%	0.90%	0.90%	2.41%[15]	71%
$11.88	16.02%	$241,467	0.90%[10]	0.90%	0.90%	2.11%	59%
$10.24	22.87%	$196,971	0.91%	0.91%	0.90%	2.17%	74%

$11.88	19.68%	$14,873	1.24%	1.16%[19]	1.16%[19]	1.71%[20]	83%
$10.35	9.04%	$37,297	1.20%	1.18%	1.18%	1.89%	62%
$9.77	(4.99)%	$36,174	1.21%	1.21%	1.21%	1.61%	84%
$11.15	0.96%	$39,336	1.25%	1.25%	1.25%	2.11%[15]	71%
$12.06	15.63%	$32,011	1.29%[10]	1.29%	1.29%	1.52%	59%
$10.43	22.41%	$15,562	1.28%	1.28%	1.27%	2.00%	74%

$12.39	20.20%	$44,105	0.85%	0.81%[19]	0.81%[19]	2.39%[20]	83%
$10.77	9.40%	$14,387	0.77%	0.77%	0.77%	1.57%	62%
$10.16	(4.59)%	$32,648	0.75%	0.75%	0.75%	1.61%	84%
$11.56	(4.30)%	$103,882	0.74%	0.74%	0.74%	3.90%[15]	71%

$11.30	13.00%	$13,575	2.69%[10]	1.40%	0.78%	1.06%	139%

$11.27	12.70%	$1,016	4.22%[10]	1.65%	1.03%	0.72%	139%

$11.30	13.00%	$1,972	3.94%[10]	1.32%	0.70%	1.02%	139%

$10.35	3.50%	$1,353	6.62%[10]	1.41%	0.98%	(0.10)%	124%

$10.32	3.20%	$576	6.82%[10]	1.64%	1.22%	(0.34)%	124%

$10.35	3.50%	$1,336	6.53%[10]	1.33%	0.90%	(0.02)%	124%

$12.76	27.60%	$7,136	3.81%[10]	1.88%	0.94%	2.28%	162%

$12.73	27.30%	$1,988	4.19%[10]	2.12%	1.18%	1.98%	162%

$12.77	27.70%	$2,654	4.18%[10]	1.79%	0.85%	2.36%	162%

$12.69	26.90%	$5,151	3.82%[10]	1.14%	1.14%	0.89%	114%

$12.66	26.60%	$1,953	4.16%[10]	1.38%	1.38%	0.77%	114%

$12.70	27.00%	$17,848	3.66%[10]	1.05%	1.05%	0.71%	114%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2017

Financial Highlights	September 30, 2017

*	Annualized for periods less than one year.
[1]	Per share net investment income (loss) and net realized and unrealized gain (loss) are based on average shares outstanding.
[2]

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

[3]

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

[4]	Ratios do not include the impact of the expenses of the underlying funds in which the Fund invests.
[5]	Portfolio turnover is not annualized.
[6]	Effective April 1, 2015, Class L Shares were renamed Class I Shares.
[7]	Amount is less than $.005 per share.
[8]	Commencement of operations.
[9]

For the period ended September 30, 2013 certain Funds received special dividends which materially impacted the Net Investment Income Per Share and Net Investment Income Ratio. These dividends are not expected to continue in the future. Had these special dividends not been received the Net Investment Income Per Share and Net Investment Income Ratio would have been as follows:

FUND	NET INVESTMENT INCOME PER SHARE	NET INVESTMENT INCOME RATIO
AQR Large Cap Multi-Style Fund—Class I	$0.06	0.98%
AQR Large Cap Multi-Style Fund—Class N	0.04	0.61
AQR Small Cap Multi-Style Fund—Class I	0.03	0.38
AQR Small Cap Multi-Style Fund—Class N	0.01	0.10
AQR International Multi-Style Fund—Class I	0.13	2.08
AQR International Multi-Style Fund—Class N	0.15	2.48
AQR Large Cap Momentum Style Fund—Class I	0.11	0.80
AQR Large Cap Momentum Style Fund—Class N	0.08	0.56
AQR Small Cap Momentum Style Fund—Class I	0.07	0.52
AQR Small Cap Momentum Style Fund—Class N	0.01	0.10
AQR International Momentum Style Fund—Class I	0.21	1.97
AQR International Momentum Style Fund—Class N	0.23	2.16
AQR TM Large Cap Momentum Style Fund—Class I	0.09	0.92
AQR TM Large Cap Momentum Style Fund—Class N	0.07	0.63
AQR TM Small Cap Momentum Style Fund—Class I	0.04	0.37
AQR TM Small Cap Momentum Style Fund—Class N	0.01	0.14

[10]	Certain expenses incurred by the Fund were not annualized for the period.
[11]	Ratios are disproportionate between classes due to size of net assets and fixed expenses.
[12]	Commencement of offering of shares.
[13]

For the period ended September 30, 2015 certain Funds received special dividends which materially impacted the Net Investment Income Per Share and Net Investment Income Ratio. These dividends are not expected to continue in the future. Had these special dividends not been received the Net Investment Income Per Share and Net Investment Income Ratio would have been as follows:

FUND	NET INVESTMENT INCOME PER SHARE	NET INVESTMENT INCOME RATIO
AQR Small Cap Multi-Style Fund—Class I	$0.10	0.76%
AQR Small Cap Multi-Style Fund—Class N	0.07	0.53
AQR Small Cap Multi-Style Fund—Class R6	0.13	1.05
AQR International Multi-Style Fund—Class I	0.25	2.28
AQR International Multi-Style Fund—Class N	0.22	2.02
AQR International Multi-Style Fund—Class R6	0.28	2.53
AQR Small Cap Momentum Style Fund—Class I	0.13	0.58
AQR Small Cap Momentum Style Fund—Class N	0.07	0.32
AQR Small Cap Momentum Style Fund—Class R6	0.11	0.51
AQR TM Small Cap Momentum Style Fund—Class I	0.09	0.57
AQR TM Small Cap Momentum Style Fund—Class N	0.05	0.34
AQR TM Small Cap Momentum Style Fund—Class R6	0.10	0.66
AQR Global Equity Fund—Class I	0.10	1.26
AQR Global Equity Fund—Class N	0.08	0.95
AQR Global Equity Fund—Class R6	0.12	1.46

[14]

The amount shown for a share outstanding throughout the period is not indicative of the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2017

Financial Highlights	September 30, 2017

[15]

For the period ended September 30, 2014 certain Funds received special dividends which materially impacted the Net Investment Income Per Share and Net Investment Income Ratio. These dividends are not expected to continue in the future. Had these special dividends not been received the Net Investment Income Per Share and Net Investment Income Ratio would have been as follows:

FUND	NET INVESTMENT INCOME PER SHARE	NET INVESTMENT INCOME RATIO
AQR Small Cap Multi-Style Fund—Class I	$0.04	0.28%
AQR Small Cap Multi-Style Fund—Class N	(0.00)	0.02
AQR Small Cap Multi-Style Fund—Class R6	(0.00)	0.36
AQR Small Cap Momentum Style Fund—Class I	(0.02)	(0.07)
AQR Small Cap Momentum Style Fund—Class N	(0.08)	(0.34)
AQR Small Cap Momentum Style Fund—Class R6	(0.01)	0.05
AQR International Momentum Style Fund—Class I	0.25	1.57
AQR International Momentum Style Fund—Class N	0.20	1.26
AQR International Momentum Style Fund—Class R6	0.03	1.22
AQR TM International Momentum Style Fund—Class I	0.22	1.63
AQR TM International Momentum Style Fund—Class N	0.16	1.16
AQR TM International Momentum Style Fund—Class R6	0.02	1.03
AQR Emerging Defensive Style Fund—Class I	0.23	2.13
AQR Emerging Defensive Style Fund—Class N	0.16	1.51
AQR Emerging Defensive Style Fund—Class R6	0.01	3.82
AQR Global Equity Fund—Class I	0.14	1.50
AQR Global Equity Fund—Class N	0.11	1.16
AQR Global Equity Fund—Class R6	0.14	2.11
AQR International Equity Fund—Class I	0.26	2.22
AQR International Equity Fund—Class N	0.23	1.92
AQR International Equity Fund—Class R6	0.32	3.71

[16]

For the period ended September 30, 2016 certain Funds received special dividends which materially impacted the Net Investment Income Per Share and Net Investment Income Ratio. These dividends are not expected to continue in the future. Had these special dividends not been received the Net Investment Income Per Share and Net Investment Income Ratio would have been as follows:

FUND	NET INVESTMENT INCOME PER SHARE	NET INVESTMENT INCOME RATIO
AQR TM Small Cap Multi-Style Fund—Class I	$0.11	1.14%
AQR TM Small Cap Multi-Style Fund—Class N	0.09	0.92
AQR TM Small Cap Multi-Style Fund—Class R6	0.11	1.13
AQR TM Large Cap Momentum Style Fund—Class I	0.21	1.27
AQR TM Large Cap Cap Momentum Style Fund—Class N	0.18	1.10
AQR TM Large Cap Momentum Style Fund—Class R6	0.22	1.36

[17]

For the period ended December 31, 2012 certain Funds received special dividends which materially impacted the Net Investment Income Per Share and Net Investment Income Ratio. These dividends are not expected to continue in the future. Had these special dividends not been received the Net Investment Income Per Share and Net Investment Income Ratio would have been as follows:

FUND	NET INVESTMENT INCOME PER SHARE	NET INVESTMENT INCOME RATIO
AQR Large Cap Momentum Style Fund—Class I	$0.24	1.57%
AQR Large Cap Momentum Style Fund—Class N	0.01	1.07
AQR Small Cap Momentum Style Fund—Class I	0.15	1.01
AQR Small Cap Momentum Style Fund—Class N	0.02	2.93
AQR TM Large Cap Momentum Style Fund—Class I	0.17	1.76
AQR TM Large Cap Momentum Style Fund—Class N	0.01	2.28
AQR TM Small Cap Momentum Style Fund—Class I	0.12	1.26
AQR TM Small Cap Momentum Style Fund—Class N	0.02	3.54
AQR Large Cap Defensive Style Fund—Class I	0.11	2.58
AQR Large Cap Defensive Style Fund—Class N	0.05	1.38

[18]	The ratio is not representative of what the ratio would be if the Fund class had operated for a longer period of time. Certain expenses incurred by the Fund were not annualized for the period.
[19]	Excludes impact of IRS closing agreement tax expense (Note 2).
[20]	Includes impact of IRS closing agreement reimbursement.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2017

Financial Highlights	September 30, 2017

[21]

For the period ended September 30, 2017 certain Funds received special dividends which materially impacted the Net Investment Income Per Share and Net Investment Income Ratio. These dividends are not expected to continue in the future. Had these special dividends not been received the Net Investment Income Per Share and Net Investment Income Ratio would have been as follows:

FUND	NET INVESTMENT INCOME PER SHARE	NET INVESTMENT INCOME RATIO
AQR Small Cap Multi-Style Fund—Class I	$0.10	0.63%
AQR Small Cap Multi-Style Fund—Class N	0.06	0.37
AQR Small Cap Multi-Style Fund—Class R6	0.11	0.73
AQR Small Cap Momentum Style Fund—Class I	0.08	0.35
AQR Small Cap Momentum Style Fund—Class N	0.03	0.13
AQR Small Cap Momentum Style Fund—Class R6	0.10	0.43
AQR International Defensive Style Fund—Class I	0.28	2.24
AQR International Defensive Style Fund—Class N	0.26	2.02
AQR International Defensive Style Fund—Class R6	0.29	2.38

The accompanying notes are an integral part of these financial statements.

AQR Funds	Annual Report	September 2017

Notes to Financial Statements	September 30, 2017

1. Organization

AQR Funds (the “Trust”), was organized as a Delaware statutory trust on September 4, 2008. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of September 30, 2017, the Trust consists of thirty-eight active series, twenty-four of which are presented in this book (collectively, the “Funds” and each individually a “Fund”): AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Emerging Multi-Style Fund, AQR TM Large Cap Multi-Style Fund, AQR TM Small Cap Multi-Style Fund, AQR TM International Multi-Style Fund, AQR TM Emerging Multi-Style Fund, AQR Large Cap Momentum Style Fund, AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Emerging Momentum Style Fund, AQR TM Large Cap Momentum Style Fund, AQR TM Small Cap Momentum Style Fund, AQR TM International Momentum Style Fund, AQR Large Cap Defensive Style Fund, AQR International Defensive Style Fund, AQR Emerging Defensive Style Fund, AQR Global Equity Fund, AQR International Equity Fund, AQR Large Cap Relaxed Constraint Equity Fund, AQR Small Cap Relaxed Constraint Equity Fund, AQR International Relaxed Constraint Equity Fund and AQR Emerging Relaxed Constraint Equity Fund. The remaining active series are reported in separate books. AQR Capital Management, LLC (the “Adviser”) serves as the investment adviser of each Fund.

AQR Large Cap Relaxed Constraint Equity Fund, AQR Small Cap Relaxed Constraint Equity Fund, AQR International Relaxed Constraint Equity Fund and AQR Emerging Relaxed Constraint Equity Fund commenced operations on December 14, 2016.

The investment objective for AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Emerging Multi-Style Fund, AQR Large Cap Momentum Style Fund, AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Emerging Momentum Style Fund, AQR Global Equity Fund, AQR International Equity Fund, AQR Large Cap Relaxed Constraint Equity Fund, AQR Small Cap Relaxed Constraint Equity Fund, AQR International Relaxed Constraint Equity Fund and AQR Emerging Relaxed Constraint Equity Fund is to seek long-term capital appreciation. The investment objective for AQR Large Cap Defensive Style Fund, AQR International Defensive Style Fund and AQR Emerging Defensive Style Fund is to seek total return. The investment objective for AQR TM Large Cap Multi-Style Fund, AQR TM Small Cap Multi-Style Fund, AQR TM International Multi-Style Fund, AQR TM Emerging Multi-Style Fund, AQR TM Large Cap Momentum Style Fund, AQR TM Small Cap Momentum Style Fund and AQR TM International Momentum Style Fund is to seek long-term after-tax capital appreciation. Each fund offers Class I, N and R6 shares.

2. Significant Accounting Policies

The Funds are investment companies and apply specialized accounting and reporting guidance in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Use of Estimates: The preparation of the financial statements in conformity with GAAP requires the Adviser to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Valuation of Investments: All securities and other investments are recorded at their estimated fair value, as described in Note 4.

Cash: Cash comprises U.S. Dollar and foreign currency deposits held at a bank(s) or custodian bank(s) which may exceed insured limits. The Funds are subject to risk to the extent that the institutions may be unable to fulfill their obligations.

Due to/from Brokers: Due to/from brokers represents cash balances on deposit with, or cash balances owed to, the Funds’ prime brokers and counterparties. The Funds are subject to credit risk should the prime brokers and counterparties be unable to meet their obligations to the Funds.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. Dollars. The Funds’ assets and liabilities in foreign currencies are translated into U.S. Dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of such activity.

The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) from transactions in investment securities and derivatives and net change in unrealized appreciation (depreciation) on investment securities and derivatives on the Statements of Operations.

Realized gains (losses) from settlement of foreign currency and foreign currency transactions reported on the Statements of Operations arise from the disposition of foreign currency and a change between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books on the transaction date and the U.S. Dollar equivalent of the amounts actually received or paid. Changes in unrealized appreciation (depreciation) on foreign currency and foreign currency translations reported on the Statements of Operations arise from changes (due to the

AQR Funds	Annual Report	September 2017

Notes to Financial Statements	September 30, 2017

changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.

Investment Transactions and Related Income: Investment transactions are accounted for on trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts using the effective yield method. Dividend income (expense) net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the ex-date dividend notification. Interest purchased and interest sold on bonds is included in interest receivable and interest payable, respectively, in the Statements of Assets and Liabilities. For inflation-linked bonds, interest income (expense) is earned on the principal amount and adjusted for the changes in the relevant consumer price index.

Multi-class Operations: Each class of shares offered by the Trust has equal rights as to earnings, assets and voting privileges, except that each class may bear different sub-transfer agency and distribution fees and shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares. Income, non-class specific expenses, realized and unrealized gains and losses are allocated daily to each class of shares based upon the proportion of relative net assets at the beginning of each day. Each Fund is charged for those expenses that are directly attributable to each Fund. Trust level expenses are allocated among the Funds based on the ratio of average net assets or other reasonable methodology.

The Funds record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates (if actual amounts are not available) and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of components of distributions (and consequently net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

The Funds may be subject to foreign taxes on income, capital gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Offering Cost: Offering costs, including professional fees, printing fees and initial registration, are amortized over a period not longer than twelve months from the date the Funds commenced operations.

Federal Income Taxes: Each Fund is treated as a separate taxable entity for federal income tax purposes. Each Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If so qualified, each Fund will not be subject to federal income tax to the extent it distributes substantially all of its taxable net investment income and capital gains, if applicable, to shareholders. Accordingly no provision for Federal income tax is necessary.

The Adviser evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The Funds are required to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. The Funds have concluded that there is no tax liability/benefit resulting from uncertain income tax positions taken or expected to be taken. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will materially change in the next twelve months. The returns of the Funds for the prior three fiscal years as well as current year, or since inception if shorter, are open for examination. As of September 30, 2017, the Funds had no examinations in progress.

Certain Funds have executed a closing agreement with the Internal Revenue Service (“IRS”) as a result of overstated foreign tax credits reported to shareholders in open tax years. The AQR International Multi-Style Fund, AQR International Momentum Style Fund, AQR TM International Momentum Style Fund, AQR International Defensive Style Fund and the AQR International Equity Fund, recorded a tax expense of $3,814,$70,598, $1,275, $1,149 and $238,460, respectively, of which, all amounts have been reimbursed by the Administrator. Amounts reimbursed by the Administrator were recorded in income on the Statements of Operations and resulted in no taxable impact to the Funds in the current year.

Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The Funds intend to declare and distribute substantially all of their net investment income and net realized capital gains, if any, at least annually. Income and capital gain distributions will be determined in accordance with federal income tax regulations which may differ from GAAP. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gain (loss) reported on the Funds’ financial statements presented under GAAP.

AQR Funds	Annual Report	September 2017

Notes to Financial Statements	September 30, 2017

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been recorded to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed/overdistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Indemnification: In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

3. Securities and Other Investments

Limited Purpose Cash Investment Fund: Certain Funds may invest in the Limited Purpose Cash Investment Fund (the “LPCI Fund”), which is managed by UBS Asset Management (Americas) Inc. (“UBS AM”). The LPCI Fund is a registered investment company under the 1940 Act and is subject to the money market regulations as prescribed in Rule 2a-7 of the 1940 Act. Pursuant to the LPCI Fund’s eligibility requirements, shares of the LPCI Fund are only available for sale to the Adviser and funds advised by the Adviser. Those Funds investing in the LPCI Fund indirectly bear their share of the advisory and operating expenses borne by the LPCI Fund. Section 2a-3 of the 1940 Act defines an affiliated person as, among other things, a company in which a Fund owns at least 5% of the outstanding voting securities. The LPCI Fund may be considered an affiliated person of some of the Funds in the Trust. However, the Funds do not invest in the LPCI Fund for the purpose of exercising a controlling influence over its management, board or policies. A summary of transactions with each affiliated person is included in the Schedules of Investments, if applicable.

Securities Sold Short: Certain Funds sell securities they do not own as a hedge against some of their long positions and/or in anticipation of a decline in the market value of that security, a short sale. When one of the Funds makes a short sale, it must borrow the security sold short and deliver it to the broker through which it made the short sale. The Fund may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions are recorded on the ex-date as an expense. A gain, limited to the price at which the Fund sold the security short, or a loss, which could be unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. The Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. The Fund is also subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms. Liabilities for securities sold short are reported at market value on the Statements of Assets and Liabilities and the change in market value is recorded as unrealized gain or loss on the Statements of Operations.

The Funds are required to pledge cash or liquid securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Daily market fluctuations and trading activity could cause the value of securities sold short to be more or less than the value of the collateral segregated. Cash deposited with the broker for collateral for securities sold short is recorded as an asset on the Statements of Assets and Liabilities and securities segregated as collateral are denoted in the Schedules of Investments. The Funds may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities; and (iii) a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. This income or fee is calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on the availability of the security.

The net amount of fees incurred are included in the dividend and interest on securities sold short in the Statements of Operations and are as follows:

FUND
AQR Large Cap Relaxed Constraint Equity Fund	$6,856
AQR Small Cap Relaxed Constraint Equity Fund	1,982
AQR International Relaxed Constraint Equity Fund	4,841

Futures Contracts: Certain Funds invest in futures contracts as part of their primary investment strategy and to equitize its cash flows. Investments in futures may increase or decrease exposure to a particular market. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Funds, the Funds may not receive the return of the entire margin owed to the Funds, potentially resulting in a loss. A change in market value of an open futures contract is recorded in the Statements of Operations as net change in unrealized appreciation (depreciation) on futures contracts. A realized gain (loss) represents the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired, and is reported in the Statements of Operations. The use of long futures contracts subjects the Funds to risk of loss in excess of the variation margin on the Statements of Assets and Liabilities. The use of short futures contracts subjects the Funds to unlimited risk of loss. Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

AQR Funds	Annual Report	September 2017

Notes to Financial Statements	September 30, 2017

Forward Foreign Currency Exchange Contracts: Certain Funds buy and sell forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. Dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short term investments), or for other investment purposes. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Funds are unable to enter into a closing position. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Swap Contracts: Certain Funds engage in various swap transactions to manage risks within their portfolios or as alternatives to direct investments. Swap transactions may be privately negotiated in the over-the-counter (“OTC”) market where payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing (“centrally cleared swaps”). These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”), in which case all payments are settled with the CCP through the DCM. For credit default and interest rate contracts, an up-front payment received by a Fund is recorded as a liability. An up-front payment made by a Fund is recorded as an asset. Up-front payments are amortized over the term of the contract. If there is no upfront payment or receipt, market value will equal unrealized appreciation (depreciation). Periodic payments received (paid) by a Fund are recorded as realized gains (losses). The Funds’ use of swap contracts create additional risks beyond those that would exist if the Funds invested in the underlying positions directly.

Total Return Swap Contracts: Certain Funds invest in total return swaps to obtain exposure to the underlying referenced instruments, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, security index or index component during the period of the swap. Total return swap contracts are marked to market daily and the change, if any, is recorded as net change in appreciation (depreciation) on swap contracts in the Statements of Operations. Total return swaps normally do not involve the delivery of securities or other underlying assets. If the counterparty to a total return swap contract defaults, a Fund’s risk of loss consists of the net amount of payments the Fund is contractually entitled to receive, if any. The use of long total return swap contracts subject the Funds to risk of loss in excess of the amounts shown on the Schedule of Investments. The use of short total return swaps subject the Funds to potential unlimited loss. Periodic payments received (paid) by the Funds are recorded as realized gains (losses) from the expiration or closing of swap contracts in the Statements of Operations. Total return swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Total Return Basket Swaps: Certain Funds may enter into a total return basket swap agreement to obtain exposure to a portfolio of long and/or short securities. Under the terms of the agreement, the swap is designed to function as a portfolio of direct investments in long and short equity or fixed income positions. The absolute notional value of the total return basket swap represents the accumulated notional value of the underlying long components and absolute notional value of the short components held within the total return basket swap at period end. The notional value of each component represents the market value at period end. The Funds have the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes financing charges and credits related to the notional values of the long and short positions and cash balances within the swap. Finance charges and credits are based on defined market rates plus or minus a specified spread. Positions within the swap are reset periodically, and financing costs are reset monthly. During a reset, any realized gains (losses) from positions, income, proceeds from corporate actions and accrued financing costs may become available for cash settlement between the Funds and the swap counterparty. Prior to the reset, these amounts are included as a component of the swap value in Net cash and other receivables (payables). Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Funds and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of the Master Agreement between the Funds and the counterparty. The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions. A change in the market value of a total return basket swap contract is recognized as net change in unrealized appreciation (depreciation) on swap contracts in the Statements of Operations. Cash settlements between a Fund and the counterparty are recognized as net realized gain (loss) from expiration or closing of swap contracts in the Statements of Operations. Total return basket swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Securities Lending: Certain Funds may lend securities to qualified borrowers approved by the Adviser in order to generate additional income. Securities loaned are collateralized by cash valued at 102% to 105% of the market value of the securities on loan. The Funds invest cash collateral in money market funds as indicated on the Schedule of Investments. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. Loans are subject to termination by the Funds or the borrower at any time. Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. In the event of a default by a

AQR Funds	Annual Report	September 2017

Notes to Financial Statements	September 30, 2017

borrower with respect to any loan, the lending agent will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. If, despite such efforts by the lending agent to exercise these remedies, the Funds sustain losses as a result of a borrower’s default, the lending agent indemnifies the Funds by purchasing replacement securities at its expense, or paying the Funds an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in the Securities Lending Agency Agreement between the Funds and the lending agent. Securities lending income, net on the Statement of Operations represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. Certain of the securities on loan may have been sold prior to the close of the reporting period and are included in Receivables for Securities Sold on the Statements of Assets and Liabilities.

The following table presents the liabilities under the outstanding securities lending transactions as of September 30, 2017, on the basis of the nature, characteristics and risks associated with the investment of the cash collateral received in a money market fund, in accordance with guidance presented in Financial Accounting Standards Board (“FASB”) ASU 2014-11, Balance Sheet (Topic) 860: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). As the securities loans are subject to termination by the Funds or the borrower at any time, the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous.

	COMMON STOCKS
FUND	(OVERNIGHT & CONTINUOUS)	(UP TO 30 DAYS)	TOTAL BORROWINGS

AQR Large Cap Multi-Style Fund	$10,402,631	$—	$10,402,631
AQR Small Cap Multi-Style Fund	45,956,679	—	45,956,679
AQR Emerging Multi-Style Fund	4,271,617	—	4,271,617
AQR TM Large Cap Multi-Style Fund	1,699,152	—	1,699,152
AQR TM Small Cap Multi-Style Fund	609,938	—	609,938
AQR TM Emerging Multi-Style Fund	7,376,432	—	7,376,432
AQR Large Cap Momentum Style Fund	16,865,402	—	16,865,402
AQR Small Cap Momentum Style Fund	28,766,582	—	28,766,582
AQR International Momentum Style Fund	1,136,987	133,476	1,270,463
AQR TM Large Cap Momentum Style Fund	1,906,429	—	1,906,429
AQR TM Small Cap Momentum Style Fund	3,080,372	—	3,080,372
AQR TM International Momentum Style Fund	215,889	56,270	272,159
AQR Large Cap Defensive Style Fund	713,750	—	713,750
AQR International Defensive Style Fund	1,234,245	52	1,234,297
AQR Emerging Defensive Style Fund	125,700	—	125,700

The securities lending transactions are governed by a Securities Lending Agency Agreement with Citibank NA, which is not considered to be master netting arrangements. As a result the liabilities associated with the securities lending transactions are not disclosed in Note 7 of the Notes to Financial Statements.

Master Agreements: Certain Funds are parties to master netting arrangements with counterparties (“Master Agreements”). Master Agreements govern the terms of certain like transactions, and reduce the counterparty risk associated with relevant transactions by specifying payment netting mechanisms across multiple transactions and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded by different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple Master Agreements with a counterparty and its affiliates.

As the Master Agreements are specific to unique operations of different asset types, they allow the Funds to i.) close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty, ii.) exit transactions through means other than sale, such as through a negotiated agreement with the Funds’ counterparty, a transfer to another party, or close out of the position through execution of an offsetting transaction.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of equities, bonds, equity options or short sales of securities between certain Funds and selected counterparties. These arrangements provide financing terms for such transactions and include guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically held by the prime broker and offset any obligations due to the prime broker.

Customer Account Agreements govern cleared derivatives transactions and exchange-traded futures and options transactions. Upon entering into an exchange-traded or centrally cleared derivative contract, the Funds are required to deposit with the relevant clearing organization cash or securities, which is referred to as the initial margin. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited is recorded as Deposits with brokers for centrally cleared swaps and Deposits with brokers for futures contracts on the

AQR Funds	Annual Report	September 2017

Notes to Financial Statements	September 30, 2017

Statements of Assets and Liabilities. For exchange-traded futures or centrally cleared swaps, initial margin is posted, and daily changes in fair value are recorded as a payable or receivable on the Statement of Assets and Liabilities as Variation margin on centrally cleared swaps and Variation margin on futures contracts. Variation margin is determined separately for exchange-traded futures and centrally cleared swaps and cannot be netted.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC derivative transactions entered into between certain Funds and a counterparty. ISDA Master Agreements maintain provisions for general obligations, representations, netting of settlement payments, agreements to deliver supporting documents, collateral transfer and events of default or termination. Events of termination include a decline in the Fund’s net assets below a specified threshold over a certain period of time or a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all OTC contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by a party to elect early termination could be material to the financial statements and impact a Fund’s future derivative activity.

Collateral and margin requirements differ according to the terms of each type of Master Agreement. Collateral is routinely transferred if the total net exposure net of existing collateral already in place governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold. Collateral can be in the form of cash, debt securities issued by the U.S. government, money market funds and other securities as agreed to by the Fund and the applicable counterparty, or as permitted by the clearing house or exchange.

Collateral pledged by a Fund for OTC derivatives pursuant to a Master Agreement is segregated by the Fund’s custodian and identified as an asset in the Statements of Assets and Liabilities either as a component of Investments in securities, at value (securities) or in Due from brokers (cash). Segregation of fund’s collateral in the custodian account helps mitigate counterparty risk.

Collateral posted for the benefit of a Fund pursuant to a Master Agreement is held by a custodian of the Fund. Amounts which can be invested or repledged, are presented in the Fund’s Schedule of Investments. Collateral received is reflected as a liability within Due to brokers in the Statements of Assets and Liabilities.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities subject to master netting agreements on the Statements of Assets and Liabilities.

4. Investment Valuation and Fair Value Measurements

Investment Valuation Policies: The Net Asset Value (“NAV”) of the Funds’ shares are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on each day that the NYSE is open (each a “Business Day”). The NAV per share of each class within each Fund is computed by dividing the total current value of the assets of such Fund attributable to a class, less class liabilities, by the total number of shares of that class of the Fund outstanding at the time the computation is made. For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Funds’ Board of Trustees (the “Board”).

The Board has delegated responsibility for applying approved valuation policies to the Adviser, subject to Board oversight. The Adviser has established a Valuation Committee (the “VC”) whose function is to administer, implement and oversee the continual appropriateness of valuation methods applied and the determination of adjustments to the fair valuation of portfolio securities and other financial derivative instruments in good faith after consideration of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the accuracy of prices including: (i) periodic vendor due diligence meetings, review of methodologies, approaches and techniques, new developments and processes at vendors, (ii) review of daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, (iii) review of third party model prices against internal model prices, and (iv) review the results of back testing and reports for the Board on the results of fair value determinations.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from pricing services or established market makers. Where market quotations are not readily available, or if an available market quotation is determined not to reflect fair value, securities or financial derivatives are valued at fair value, as determined in good faith by the VC in accordance with the valuation procedures approved by the Funds’ Board. Using fair value to price a security may require subjective determinations about the value of a security that could result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net assets. It is possible the estimated values may differ significantly from the values which would have been used had an active ready market for the investments existed. These differences could be material.

Fair Value Hierarchy: Various inputs are utilized in determining the value of each Fund’s investments. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. These inputs are summarized in the three broad levels as follows:

Level 1 — Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

AQR Funds	Annual Report	September 2017

Notes to Financial Statements	September 30, 2017

Level 2 — Other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, credit risks and default rates) or other market corroborated inputs.

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation Techniques: The following inputs and techniques may be used by the Funds to evaluate how to classify each major category of assets and liabilities into the appropriate fair value hierarchy in accordance with GAAP.

Equity securities, including securities sold short, rights, exchange options, warrants, Exchange-Traded Funds (“ETFs”) and closed-end investment companies, are valued at the last quoted sales prices or official closing prices taken from the primary market, in which each security trades and are therefore classified Level 1.

An equity for which no sales are reported, as in the case of a security that is traded in the over the counter market or a less liquid listed equity, is valued at its last bid price (in the case of short sales, at the ask price) and is therefore classified Level 2. In addition, equities traded outside of the Western Hemisphere are classified Level 2 because they are fair valued daily based on the application of a fair value factor (unless the Adviser determines that use of another valuation methodology is appropriate). The Funds apply daily fair value factors, furnished by an independent pricing service, to account for the market movement between the close of the foreign market and the close of the NYSE. The pricing service uses statistical analysis and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, American Depositary Receipts, futures contracts and exchange rates in other markets in determining fair value as of the time a Fund calculates its net asset value.

Fixed income securities (other than certain short-term investments maturing in 60 days or less) and other investments that trade in markets that are not considered to be active, are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs and are also classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, money market funds and less liquid listed equities. Corporate and sovereign bonds and other fixed-income instruments are valued at estimated fair value using the latest bid prices or evaluated quotes furnished by independent pricing services, as well as quotations from counterparties and other market participants. Evaluated quotes are based on a matrix system, which may consider such factors as quoted prices for identical or similar assets, yields, maturities and ratings and are not necessarily reliant on quoted prices. Short-term debt investments of sufficient credit quality maturing in 60 days or less are generally valued at amortized cost, which approximates fair value. These investments are categorized as Level 2 within the fair value hierarchy.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Funds may use one or more valuation approaches (e.g., the market approach, the income approach, or the cost approach), including proprietary models for which sufficient and reliable data is available. Within Level 3, the market approach generally is based on the technique of using comparable market transactions, while the use of the income approach includes the estimation of future cash flows discounted to calculate fair value. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 investments include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, changes in financial ratios or cash flows, benchmark yield curves, credit spreads, estimated default rates, underlying collateral, and other unique security features. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Adviser in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the fair value of the investment.

Exchange-traded derivatives, such as futures contracts and exchange-traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Futures and option contracts that are listed on national exchanges and are freely transferable are valued at fair value based on their last sales price on the date of determination on the exchange their constitutes the principal market or, if no sales occurred on such date, at the bid price on such exchange at the close of business

AQR Funds	Annual Report	September 2017

Notes to Financial Statements	September 30, 2017

on such date. Centrally cleared swaps listed or traded on a multilateral trade facility platform, such as a registered exchange, are valued on daily basis using quotations provided by an independent pricing service.

OTC derivatives, including forward contracts and swap contracts, are fair valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable.

The value of each total return swap contract is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing price on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable.

The U.S. Dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.

Generally, a valuation model is used consistently for similar derivative types. In instances where models are used, the value of an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability and reliability of observable inputs. Such inputs typically may include market prices for reference securities, yield curves, credit spreads, measures of volatility, prepayment rates and implied correlations of such inputs which are obtained from outside brokers and/or pricing services when available. Certain OTC derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. Those OTC derivatives that have less liquidity or for which inputs are unobservable are classified within Level 3. While the valuations of less liquid OTC derivatives may utilize some Level 1 and/or Level 2 inputs, they also may include other unobservable inputs which may be considered significant to the fair value determination.

Quantitative Information

The following tables represent each Fund’s valuation inputs as presented on the Schedule of Investments:

AQR LARGE CAP MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks	$1,713,241,841	$—	$—	$1,713,241,841
Securities Lending Collateral	—	10,402,631	—	10,402,631
Short-Term Investments	—	51,105,407	—	51,105,407
Futures Contracts*	464,951	—	—	464,951

Total Assets	$1,713,706,792	$61,508,038	$—	$1,775,214,830
AQR SMALL CAP MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks	$770,831,934	$—	$—	$770,831,934
Rights	—	—	627	627
Securities Lending Collateral	—	45,956,679	—	45,956,679
Short-Term Investments	—	26,045,645	—	26,045,645
Futures Contracts*	715,579	—	—	715,579

Total Assets	$771,547,513	$72,002,324	$627	$843,550,464
AQR INTERNATIONAL MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$38,342,898	$418,774,006	$—	$457,116,904
Rights†	—	9,897	—	9,897
Short-Term Investments	—	9,658,632	—	9,658,632
Futures Contracts*	42,386	—	—	42,386

Total Assets	$38,385,284	$428,442,535	$—	$466,827,819

AQR Funds	Annual Report	September 2017

Notes to Financial Statements	September 30, 2017

AQR EMERGING MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$103,731,054	$211,333,829	$—	$315,064,883
Securities Lending Collateral	—	4,271,617	—	4,271,617
Short-Term Investments	—	8,181,462	—	8,181,462

Total Assets	$103,731,054	$223,786,908	$—	$327,517,962

LIABILITIES
Futures Contracts*	$(22,978)	$—	$—	$(22,978)

Total Liabilities	$(22,978)	$—	$—	$(22,978)
AQR TM LARGE CAP MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks	$219,662,787	$—	$—	$219,662,787
Exchange Traded Funds	5,195,687	—	—	5,195,687
Securities Lending Collateral	—	1,699,152	—	1,699,152
Short-Term Investments	—	3,489,933	—	3,489,933

Total Assets	$224,858,474	$5,189,085	$—	$230,047,559
AQR TM SMALL CAP MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks	$27,818,649	$—	$—	$27,818,649
Exchange Traded Funds	745,938	—	—	745,938
Rights	—	—	13	13
Securities Lending Collateral	—	609,938	—	609,938
Short-Term Investments	—	553,061	—	553,061

Total Assets	$28,564,587	$1,162,999	$13	$29,727,599
AQR TM INTERNATIONAL MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$14,554,222	$158,683,557	$—	$173,237,779
Rights†	—	1,524	—	1,524
Short-Term Investments	—	4,437,727	—	4,437,727
Futures Contracts*	21,966	—	—	21,966

Total Assets	$14,576,188	$163,122,808	$—	$177,698,996
AQR TM EMERGING MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$112,322,945	$230,816,608	$—	$343,139,553
Securities Lending Collateral	—	7,376,432	—	7,376,432
Short-Term Investments	—	7,682,159	—	7,682,159

Total Assets	$112,322,945	$245,875,199	$—	$358,198,144

LIABILITIES
Futures Contracts*	$(59,640)	$—	$—	$(59,640)

Total Liabilities	$(59,640)	$—	$—	$(59,640)
AQR LARGE CAP MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks	$967,807,310	$—	$—	$967,807,310
Securities Lending Collateral	—	16,865,402	—	16,865,402
Short-Term Investments	—	26,952,776	—	26,952,776
Futures Contracts*	226,391	—	—	226,391

Total Assets	$968,033,701	$43,818,178	$—	$1,011,851,879

AQR Funds	Annual Report	September 2017

Notes to Financial Statements	September 30, 2017

AQR SMALL CAP MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks	$366,427,913	$—	$—	(a)	$366,427,913
Rights	—	—	1,712		1,712
Securities Lending Collateral	—	28,766,582	—		28,766,582
Short-Term Investments	—	6,840,974	—		6,840,974
Warrants	—	—	—	(a)	—	(a)
Futures Contracts*	188,091	—	—		188,091

Total Assets	$366,616,004	$35,607,556	$1,712		$402,225,272
AQR INTERNATIONAL MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$11,724,938	$381,166,050	$42,881		$392,933,869
Rights†	—	5,095	—		5,095
Securities Lending Collateral	—	1,270,463	—		1,270,463
Short-Term Investments	—	10,220,080	—		10,220,080
Futures Contracts*	53,633	—	—		53,633

Total Assets	$11,778,571	$392,661,688	$42,881		$404,483,140
AQR EMERGING MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$2,430,818	$10,815,810	$—	(a)	$13,246,628
Exchange Traded Funds†	309,637	—	—		309,637
Short-Term Investments	—	147,693	—		147,693

Total Assets	$2,740,455	$10,963,503	$—	(a)	$13,703,958
AQR TM LARGE CAP MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks	$174,416,221	$—	$—		$174,416,221
Securities Lending Collateral	—	1,906,429	—		1,906,429
Short-Term Investments	—	5,352,555	—		5,352,555
Futures Contracts*	30,885	—	—		30,885

Total Assets	$174,447,106	$7,258,984	$—		$181,706,090
AQR TM SMALL CAP MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks	$48,705,067	$—	$—		$48,705,067
Exchange Traded Funds	2,054,960	—	—		2,054,960
Securities Lending Collateral	—	3,080,372	—		3,080,372
Short-Term Investments	—	1,606,500	—		1,606,500

Total Assets	$50,760,027	$4,686,872	$—		$55,446,899
AQR TM INTERNATIONAL MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$3,198,783	$98,693,956	$1,494		$101,894,233
Securities Lending Collateral	—	272,159	—		272,159
Short-Term Investments	—	2,904,842	—		2,904,842
Futures Contracts*	13,443	—	—		13,443

Total Assets	$3,212,226	$101,870,957	$1,494		$105,084,677

AQR Funds	Annual Report	September 2017

Notes to Financial Statements	September 30, 2017

AQR LARGE CAP DEFENSIVE STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks	$1,165,193,673	$—	$—	$1,165,193,673
Securities Lending Collateral	—	713,750	—	713,750
Short-Term Investments	—	61,682,043	—	61,682,043
Futures Contracts*	744,419	—	—	744,419

Total Assets	$1,165,938,092	$62,395,793	$—	$1,228,333,885
AQR INTERNATIONAL DEFENSIVE STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$23,198,262	$164,057,170	$—	$187,255,432
Securities Lending Collateral	—	1,234,297	—	1,234,297
Short-Term Investments	—	6,024,208	—	6,024,208
Futures Contracts*	34,834	—	—	34,834

Total Assets	$23,233,096	$171,315,675	$—	$194,548,771
AQR EMERGING DEFENSIVE STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$14,232,391	$49,935,688	$1	$64,168,080
Securities Lending Collateral	—	125,700	—	125,700
Short-Term Investments	—	2,909,628	—	2,909,628

Total Assets	$14,232,391	$52,971,016	$1	$67,203,408

LIABILITIES
Futures Contracts*	$(18,747)	$—	$—	$(18,747)

Total Liabilities	$(18,747)	$—	$—	$(18,747)
AQR GLOBAL EQUITY FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$104,753,335	$64,531,061	$1,727	$169,286,123
Short-Term Investments	—	17,040,544	—	17,040,544
Futures Contracts*	1,346,619	—	—	1,346,619
Forward Foreign Currency Exchange Contracts*	—	817,299	—	817,299

Total Assets	$106,099,954	$82,388,904	$1,727	$188,490,585

LIABILITIES
Forward Foreign Currency Exchange Contracts*	$—	$(2,149,486)	$—	$(2,149,486)
Total Return Swap Contracts*	—	(148,951)	—	(148,951)

Total Liabilities	$—	$(2,298,437)	$—	$(2,298,437)
AQR INTERNATIONAL EQUITY FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$—	$355,493,817	$2,570	$355,496,387
Rights†	—	4,389	—	4,389
Short-Term Investments	—	40,488,076	—	40,488,076
Futures Contracts*	3,197,021	—	—	3,197,021
Forward Foreign Currency Exchange Contracts*	—	1,362,608	—	1,362,608

Total Assets	$3,197,021	$397,348,890	$2,570	$400,548,481

LIABILITIES
Forward Foreign Currency Exchange Contracts*	$—	$(5,157,133)	$—	$(5,157,133)
Total Return Swap Contracts*	—	(375,997)	—	(375,997)

Total Liabilities	$—	$(5,533,130)	$—	$(5,533,130)

AQR Funds	Annual Report	September 2017

Notes to Financial Statements	September 30, 2017

AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks	$20,786,954	$—	$—		$20,786,954
Exchange Traded Funds	483,115	—	—		483,115
Short-Term Investments	—	354,203	—		354,203

Total Assets	$21,270,069	$354,203	$—		$21,624,272

LIABILITIES
Common Stocks (Sold Short)	$(4,898,771)	$—	$—		$(4,898,771)

Total Liabilities	$(4,898,771)	$—	$—		$(4,898,771)
AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks	$4,023,595	$1,084	$—		$4,024,679
Exchange Traded Funds	132,473	—	—		132,473
Rights	—	—	2		2
Short-Term Investments	—	50,755	—		50,755

Total Assets	$4,156,068	$51,839	$2		$4,207,909

LIABILITIES
Common Stocks (Sold Short)	$(923,356)	$—	$—		$(923,356)

Total Liabilities	$(923,356)	$—	$—		$(923,356)
AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$—	$14,801,137	$—		$14,801,137
Exchange Traded Funds†	324,869	—	—		324,869
Short-Term Investments	—	49,180	—		49,180

Total Assets	$324,869	$14,850,317	$—		$15,175,186

LIABILITIES
Common Stocks (Sold Short)†	$—	$(3,456,801)	$—		$(3,456,801)

Total Liabilities	$—	$(3,456,801)	$—		$(3,456,801)
AQR EMERGING RELAXED CONSTRAINT EQUITY FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$7,925,850	$11,976,896	$—	(a)	$19,902,746
Exchange Traded Funds	524,412	—	—		524,412
Short-Term Investments	—	4,084,518	—		4,084,518
Total Return Basket Swap Contracts*	—	222,411	—		222,411

Total Assets	$8,450,262	$16,283,825	$—	(a)	$24,734,087

LIABILITIES
Total Return Basket Swap Contracts*	—	(47,703)	—		(47,703)

Total Liabilities	$—	$(47,703)	$—		$(47,703)

*	Derivative instruments, including futures, forward foreign currency exchange, total return swap and total return basket swap contracts, are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Schedule of Investments. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities for exchange-traded and cleared derivatives.
†	Please refer to the Schedule of Investments to view securities segregated by country.
(a)	Security has zero value.

The Funds recognize all transfers at the beginning of the reporting period, related unrealized appreciation/(depreciation) is also transferred out at the beginning of the reporting period. Transfers between Level 1 and 2 generally relate to whether the principal market for the security becomes active or inactive. Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity

AQR Funds	Annual Report	September 2017

Notes to Financial Statements	September 30, 2017

(e.g., frequency of trades), which resulted in a lack of, or increase in, available market inputs to determine price. There were no transfers of investments between levels for any of the Funds.

There were no other Level 3 securities held at period end, except those securities classified as Level 3 in the Schedules of Investments that are considered quantitatively insignificant in the aggregate for the AQR Small Cap Multi – Style Fund, AQR TM Small Cap Multi-Style Fund, AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Emerging Momentum Style Fund, AQR TM International Momentum Style Fund, AQR Emerging Defensive Style Fund, AQR Global Equity Fund, AQR International Equity Fund, AQR Small Cap Relaxed Constraint Equity Fund and AQR Emerging Relaxed Constraint Equity Fund.

The fair market values of Level 3 investments are based on significant unobservable inputs that reflect the Adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

The significant unobservable inputs used in the fair value measurement of a Fund’s investments in common stocks, corporate bonds, convertible bonds, convertible preferred stocks and warrants potentially include credit spread, liquidity discount, earnings multiples and volatility. Significant increases in the credit spread or liquidity discount inputs in isolation would potentially result in a significantly lower fair value measurement, whereas an increase in volatility generally results in a higher fair value measurement. Generally, a change in the assumption used for the credit spread would be accompanied by a directionally-similar change in the assumptions used for the volatility and liquidity discount. Investments in common stocks potentially include liquidity discounts, theoretical values, book to value analysis and/or broker quotes. Significant changes in any of these inputs would significantly change the fair value measurement of the position.

5. Federal Income Tax Matters

At September 30, 2017, the cost and aggregate gross unrealized appreciation (depreciation) of long security positions, short security positions and derivative instruments for federal income tax purposes were as follows:

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
AQR Large Cap Multi-Style Fund	$1,450,740,158	$337,204,224	$(12,729,552)	$324,474,672
AQR Small Cap Multi-Style Fund	694,168,473	164,052,988	(14,670,997)	149,381,991
AQR International Multi-Style Fund	402,679,571	71,734,905	(7,586,657)	64,148,248
AQR Emerging Multi-Style Fund	259,276,172	73,597,606	(5,378,794)	68,218,812
AQR TM Large Cap Multi-StyleFund	189,508,626	41,649,643	(1,110,710)	40,538,933
AQR TM Small Cap Multi-StyleFund	24,595,564	5,550,396	(418,361)	5,132,035
AQR TM International Multi-StyleFund	146,894,617	31,956,503	(1,152,124)	30,804,379
AQR TM Emerging Multi-Style Fund	267,977,915	93,301,850	(3,141,261)	90,160,589
AQR Large Cap Momentum Style Fund	806,120,738	210,658,481	(4,927,340)	205,731,141
AQR Small Cap Momentum Style Fund	318,309,807	90,900,405	(6,984,940)	83,915,465
AQR International Momentum Style Fund	337,949,546	69,137,965	(2,604,371)	66,533,594
AQR Emerging Momentum Style Fund	10,302,428	3,466,547	(65,017)	3,401,530
AQR TM Large Cap Momentum Style Fund	138,481,605	43,696,327	(471,842)	43,224,485
AQR TM Small Cap Momentum Style Fund	44,559,080	11,590,233	(702,414)	10,887,819
AQR TM International Momentum Style Fund	88,928,798	17,340,876	(1,184,997)	16,155,879
AQR Large Cap Defensive Style Fund	1,012,680,603	221,598,439	(5,945,157)	215,653,282
AQR International Defensive Style Fund	174,963,407	24,678,076	(5,092,712)	19,585,364
AQR Emerging Defensive Style Fund	60,451,582	9,303,404	(2,570,325)	6,733,079
AQR Global Equity Fund	155,416,569	35,168,966	(4,393,387)	30,775,579
AQR International Equity Fund	342,606,958	65,361,825	(12,953,432)	52,408,393
AQR Large Cap Relaxed Constraint Equity Fund	15,527,865	1,834,664	(637,028)	1,197,636
AQR Small Cap Relaxed Constraint Equity Fund	3,041,063	551,544	(308,054)	243,490
AQR International Relaxed Constraint Equity Fund	10,374,628	1,744,406	(400,649)	1,343,757
AQR Emerging Relaxed Constraint Equity Fund	24,079,107	1,036,117	(428,840)	607,277

The differences between book basis and tax basis appreciation (depreciation) on investments is primarily attributable to wash sale loss deferrals, mark to market on passive foreign investment companies (“PFIC”), and non-taxable dividends from fund investments including Real Estate Investment Trusts (“REITs”).

AQR Funds	Annual Report	September 2017

Notes to Financial Statements	September 30, 2017

As of September 30, 2017, the components of net assets (excluding paid in capital) on a tax basis were as follows:

FUND	CURRENT DISTRIBUTABLE ORDINARY INCOME	CURRENT DISTRIBUTABLE LONG TERM CAPITAL GAIN OR TAX BASIS CAPITAL LOSS CARRYFORWARDS	NET UNREALIZED APPRECIATION (DEPRECIATION)	POST OCTOBER CAPITAL OR LATE YEAR ORDINARY LOSS DEFERRALS	OTHER TEMPORARY DIFFERENCES	TOTAL ACCUMULATED EARNINGS
AQR Large Cap Multi-Style Fund	$17,426,171	$(12,095,245)	$324,474,672	$—	$—	$329,805,598
AQR Small Cap Multi-Style Fund	27,499,138	34,566,664	149,381,991	—	—	211,447,793
AQR International Multi-Style Fund	10,473,722	(34,573,646)	64,159,980	—	—	40,060,056
AQR Emerging Multi-Style Fund	5,438,006	(36,629,606)	68,213,694	(122,503)	—	36,899,591
AQR TM Large Cap Multi-Style Fund	2,101,405	(2,475,802)	40,538,933	(310,371)	—	39,854,165
AQR TM Small Cap Multi-Style Fund	169,334	571,427	5,132,035	(210,886)	—	5,661,910
AQR TM International Multi-Style Fund	4,011,678	(7,530,284)	30,815,993	(66,191)	—	27,231,196
AQR TM Emerging Multi-Style Fund	5,774,344	(11,401,984)	90,151,653	(1,749,699)	—	82,774,314
AQR Large Cap Momentum Style Fund	6,663,805	70,057,723	205,731,130	(234,515)	—	282,218,143
AQR Small Cap Momentum Style Fund	590,485	31,753,029	83,915,465	—	—	116,258,979
AQR International Momentum Style Fund	8,188,779	(23,357,410)	66,543,585	(4,240,004)	—	47,134,950
AQR Emerging Momentum Style Fund	248,794	(2,339,786)	3,401,629	(61,767)	—	1,248,870
AQR TM Large Cap Momentum Style Fund	1,111,278	(1,032,835)	43,224,485	(1,992,372)	—	41,310,556
AQR TM Small Cap Momentum Style Fund	91,310	39,382	10,887,819	—	—	11,018,511
AQR TM International Momentum Style Fund	1,808,844	(12,637,874)	16,161,270	(62,981)	—	5,269,259
AQR Large Cap Defensive Style Fund	17,053,416	6,794,441	215,653,282	—	—	239,501,139
AQR International Defensive Style Fund	3,685,531	—	19,588,311	—	—	23,273,842
AQR Emerging Defensive Style Fund	1,086,422	(11,153,627)	6,732,841	(132,344)	—	(3,466,708)
AQR Global Equity Fund	7,656,761	4,805,210	30,127,866	—	(4,825)	42,585,012
AQR International Equity Fund	24,602,432	9,256,450	43,746,826	—	—	77,605,708
AQR Large Cap Relaxed Constraint Equity Fund	100,832	(39,266)	1,197,636	—	—	1,259,202
AQR Small Cap Relaxed Constraint Equity Fund	28,629	(129,706)	243,490	—	—	142,413
AQR International Relaxed Constraint Equity Fund	242,010	—	1,343,821	—	—	1,585,831
AQR Emerging Relaxed Constraint Equity Fund	345,010	—	607,501	—	—	952,511

The differences between book basis and tax basis components of net assets are primarily attributable to wash sales loss deferrals, mark to market on forward foreign currency exchange contracts, mark to market on regulated futures contracts, mark to market on PFIC investments, mark to market on equity swaps, non-taxable dividends from fund investments including REITs, loss deferrals from tax straddles, and capital loss carry forwards.

AQR Funds	Annual Report	September 2017

Notes to Financial Statements	September 30, 2017

As of September 30, 2017, the effect of permanent book/tax reclassifications resulted in increase (decrease) to the components of net assets as follows:

FUND	UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED NET REALIZED GAIN (LOSS) ON INVESTMENTS	PAID-IN CAPITAL
AQR Large Cap Multi-Style Fund	$(404,365)	$404,365	$—
AQR Small Cap Multi-Style Fund	(152,219)	152,219	—
AQR International Multi-Style Fund	306,293	(302,480)	(3,813)
AQR Emerging Multi-Style Fund	1,225,419	(1,225,419)	—
AQR TM Large Cap Multi-Style Fund	(33,695)	33,695	—
AQR TM Small Cap Multi-Style Fund	(6,400)	6,400	—
AQR TM International Multi-Style Fund	78,832	(78,832)	—
AQR TM Emerging Multi-Style Fund	1,574,967	(1,574,967)	—
AQR Large Cap Momentum Style Fund	(495,778)	495,779	(1)
AQR Small Cap Momentum Style Fund	(168,032)	168,032	—
AQR International Momentum Style Fund	302,405	(231,806)	(70,599)
AQR Emerging Momentum Style Fund	33,614	(33,530)	(84)
AQR TM Large Cap Momentum Style Fund	(141,514)	141,514	—
AQR TM Small Cap Momentum Style Fund	(18,077)	18,077	—
AQR TM International Momentum Style Fund	(21,644)	22,919	(1,275)
AQR Large Cap Defensive Style Fund	(26,688)	26,688	—
AQR International Defensive Style Fund	(7,735)	8,884	(1,149)
AQR Emerging Defensive Style Fund	(52,387)	52,387	—
AQR Global Equity Fund	(19,081)	6,921	12,160
AQR International Equity Fund	(62,550)	418,296	(355,746)
AQR Large Cap Relaxed Constraint Equity Fund	31,805	(285)	(31,520)
AQR Small Cap Relaxed Constraint Equity Fund	31,306	9	(31,315)
AQR International Relaxed Constraint Equity Fund	47,256	(15,688)	(31,568)
AQR Emerging Relaxed Constraint Equity Fund	(4,801)	36,441	(31,640)

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to the difference in tax treatment of foreign currency gain/loss, investments in PFICs, non-taxable dividends from fund investments including REITS, certain non deductible expenses, and investments in certain swap contracts. The result of operations and net assets were not affected by the reclassifications.

The tax character of distributions paid during the fiscal year-ends or periods September 30, 2017 and September 30, 2016 were as follows:

	SEPTEMBER 30, 2017		SEPTEMBER 30, 2016
FUND	ORDINARY INCOME	CAPITAL GAINS	ORDINARY INCOME	CAPITAL GAINS
AQR Large Cap Multi-Style Fund	$20,996,010	$—	$12,223,105	$1,073
AQR Small Cap Multi-Style Fund	18,062,877	2,420,639	475,784	201
AQR International Multi-Style Fund	9,797,796	—	4,593,502	—
AQR Emerging Multi-Style Fund	5,242,559	—	4,825,893	—
AQR TM Large Cap Multi-Style Fund	1,955,676	—	322,482	290
AQR TM Small Cap Multi-Style Fund	202,577	—	31,887	—
AQR TM International Multi-Style Fund	2,963,342	—	737,644	—
AQR TM Emerging Multi-Style Fund	6,858,404	—	781,761	—
AQR Large Cap Momentum Style Fund	13,921,995	54,817,139	10,043,312	71,718,239
AQR Small Cap Momentum Style Fund	2,646,468	—	2,518,013	1,581,305
AQR International Momentum Style Fund	7,689,908	—	5,295,891	—
AQR Emerging Momentum Style Fund	151,578	—	215,877	—
AQR TM Large Cap Momentum Style Fund	2,192,751	—	1,415,466	—
AQR TM Small Cap Momentum Style Fund	257,257	—	154,034	—
AQR TM International Momentum Style Fund	1,904,442	—	1,112,857	—
AQR Large Cap Defensive Style Fund	13,808,066	3,564,795	5,340,787	15,813,125
AQR International Defensive Style Fund	1,918,782	—	767,885	—
AQR Emerging Defensive Style Fund	780,424	—	1,072,488	—
AQR Global Equity Fund	3,231,984	10,063,105	5,145,296	17,630,449
AQR International Equity Fund	12,304,977	5,622,942	15,863,761	8,881,523

AQR Funds	Annual Report	September 2017

Notes to Financial Statements	September 30, 2017

During the year ended September 30, 2017, the Funds utilized capital loss carryforwards in the amounts listed below:

FUND	SHORT-TERM	LONG-TERM
AQR Large Cap Multi-Style Fund	$700,572.00	$—
AQR TM Small Cap Multi-Style Fund	5,118	—
AQR TM Emerging Multi-Style Fund	—	120,915
AQR Small Cap Momentum Style Fund	4,410,052	—
AQR TM Large Cap Momentum Style Fund	429,793	—
AQR TM Small Cap Momentum Style Fund	252,974	—
AQR International Defensive Style Fund	—	218,107
AQR Emerging Defensive Style Fund	7,104	—

As of September 30, 2017, for federal income tax purposes, the following Funds have capital loss carryforwards, with no expiration, available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations.

FUND	SHORT-TERM	LONG-TERM
AQR Large Cap Multi-Style Fund	$12,095,245	$—
AQR International Multi-Style Fund	34,573,646	—
AQR Emerging Multi-Style Fund	35,547,017	1,082,589
AQR TM Large Cap Multi-Style Fund	2,475,802	—
AQR TM International Multi-Style Fund	6,228,584	1,301,700
AQR TM Emerging Multi-Style Fund	11,401,984	—
AQR International Momentum Style Fund	23,357,410	—
AQR Emerging Momentum Style Fund	2,169,373	170,413
AQR TM Large Cap Momentum Style Fund	1,032,835	—
AQR TM International Momentum Style Fund	11,411,227	1,226,647
AQR Emerging Defensive Style Fund	5,422,226	5,731,401
AQR Large Cap Relaxed Constraint Equity Fund	27,949	11,317
AQR Small Cap Relaxed Constraint Equity Fund	129,706	—

6. Investment Transactions

During the year ended September 30, 2017, the cost of purchases and the proceeds from sales of investments (excluding swap contracts, forward foreign currency exchange contracts, futures contracts and short-term investments) were as follows:

FUND	PURCHASES	SALES	SECURITIES SOLD SHORT	COVERS ON SECURITIES SOLD SHORT
AQR Large Cap Multi-Style Fund	$955,332,410	$953,845,167	$—	$—
AQR Small Cap Multi-Style Fund	446,688,156	514,088,704	—	—
AQR International Multi-Style Fund	248,852,284	220,629,038	—	—
AQR Emerging Multi-Style Fund	154,796,719	148,911,003	—	—
AQR TM Large Cap Multi-Style Fund	191,805,581	139,534,490	—	—
AQR TM Small Cap Multi-Style Fund	28,754,905	22,298,559	—	—
AQR TM International Multi-Style Fund	92,076,959	78,095,217	—	—
AQR TM Emerging Multi-Style Fund	157,549,199	153,141,528	—	—
AQR Large Cap Momentum Style Fund	802,963,148	873,780,078	—	—
AQR Small Cap Momentum Style Fund	288,214,434	299,779,226	—	—
AQR International Momentum Style Fund	315,623,208	294,975,312	—	—
AQR Emerging Momentum Style Fund	14,420,772	13,907,751	—	—
AQR TM Large Cap Momentum Style Fund	96,862,683	87,221,409	—	—
AQR TM Small Cap Momentum Style Fund	37,409,382	27,556,738	—	—
AQR TM International Momentum Style Fund	57,492,028	52,248,011	—	—
AQR Large Cap Defensive Style Fund	387,973,766	151,048,758	—	—
AQR International Defensive Style Fund	50,831,393	5,201,875	—	—
AQR Emerging Defensive Style Fund	21,156,796	9,127,053	—	—
AQR Global Equity Fund	140,161,973	124,453,726	—	—
AQR International Equity Fund	300,302,833	380,135,648	—	—
AQR Large Cap Relaxed Constraint Equity Fund	27,401,727	7,533,853	6,287,119	1,613,490
AQR Small Cap Relaxed Constraint Equity Fund	6,609,908	2,648,608	1,484,268	644,733
AQR International Relaxed Constraint Equity Fund	22,448,194	9,009,270	4,281,404	1,093,698
AQR Emerging Relaxed Constraint Equity Fund	26,513,370	6,828,732	—	—

AQR Funds	Annual Report	September 2017

Notes to Financial Statements	September 30, 2017

7. Derivative Instruments and Activities

Certain Funds use derivative instruments as part of their principal investment strategy to achieve their investment objectives. The Funds’ derivative contracts are not accounted for as hedging instruments under GAAP. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statements of Assets and Liabilities. All derivative instruments held by the Funds were subject to a master netting agreement or similar arrangement.

The following table lists the fair value of derivatives instruments held by the Funds, by primary underlying risk and contract type, as included in the Statements of Assets and Liabilities* at September 30, 2017:

	ASSETS			LIABILITIES
FUND	UNREALIZED APPRECIATION ON FUTURES CONTRACTS*	SWAPS AT VALUE	UNREALIZED APPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	UNREALIZED DEPRECIATION ON FUTURES CONTRACTS*	SWAPS AT VALUE	UNREALIZED DEPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS
Equity Risk Exposure:
AQR Large Cap Multi-Style Fund	$464,951	$—	$—	$—	$—	$—
AQR Small Cap Multi-Style Fund	715,579	—	—	—	—	—
AQR International Multi-Style Fund	42,386	—	—	—	—	—
AQR Emerging Multi-Style Fund	—	—	—	22,978	—	—
AQR TM International Multi-Style Fund	21,966	—	—	—	—	—
AQR TM Emerging Multi-Style Fund	—	—	—	59,640	—	—
AQR Large Cap Momentum Style Fund	226,391	—	—	—	—	—
AQR Small Cap Momentum Style Fund	188,091	—	—	—	—	—
AQR International Momentum Style Fund	53,633	—	—	—	—	—
AQR TM Large Cap Momentum Style Fund	30,885	—	—	—	—	—
AQR TM International Momentum Style Fund	13,443	—	—	—	—	—
AQR Large Cap Defensive Style Fund	744,419	—	—	—	—	—
AQR International Defensive Style Fund	34,834	—	—	—	—	—
AQR Emerging Defensive Style Fund	—	—	—	18,747	—	—
AQR Global Equity Fund	1,464,416	—	—	117,797	148,951	—
AQR International Equity Fund	3,471,105	—	—	274,084	375,997	—
AQR Emerging Relaxed Constraint Equity Fund	—	222,411	—	—	47,703	—

Foreign Exchange Rate Risk Exposure:
AQR Global Equity Fund	—	—	817,299	—	—	2,149,486
AQR International Equity Fund	—	—	1,362,608	—	—	5,157,133

Netting:
AQR Global Equity Fund	(117,797)	—	(817,299)	(117,797)	—	(817,299)
AQR International Equity Fund	(274,084)	—	(1,362,608)	(274,084)	—	(1,362,608)
AQR Emerging Relaxed Constraint Equity Fund		(47,703)			(47,703)

Net Fair Value of Derivative Contracts:
AQR Large Cap Multi-Style Fund	464,951	—	—	—	—	—
AQR Small Cap Multi-Style Fund	715,579	—	—	—	—	—
AQR International Multi-Style Fund	42,386	—	—	—	—	—
AQR Emerging Multi-Style Fund	—	—	—	22,978	—	—
AQR TM International Multi-Style Fund	21,966	—	—	—	—	—
AQR TM Emerging Multi-Style Fund	—	—	—	59,640	—	—
AQR Large Cap Momentum Style Fund	226,391	—	—	—	—	—
AQR Small Cap Momentum Style Fund	188,091	—	—	—	—	—
AQR International Momentum Style Fund	53,633	—	—	—	—	—
AQR TM Large Cap Momentum Style Fund	30,885	—	—	—	—	—
AQR TM International Momentum Style Fund	13,443	—	—	—	—	—
AQR Large Cap Defensive Style Fund	744,419	—	—	—	—	—
AQR International Defensive Style Fund	34,834	—	—	—	—	—
AQR Emerging Defensive Style Fund	—	—	—	18,747	—	—
AQR Global Equity Fund	1,346,619	—	—	—	148,951	1,332,187
AQR International Equity Fund	3,197,021	—	—	—	375,997	3,794,525
AQR Emerging Relaxed Constraint Equity Fund	—	174,708	—	—	—	—

*	May include cumulative appreciation (depreciation) of exchange-traded and centrally cleared derivatives as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities for exchange traded derivatives.

AQR Funds	Annual Report	September 2017

Notes to Financial Statements	September 30, 2017

The following table indicates the effect of derivative instruments, by primary underlying risk exposure and contract type, on the Statements of Operations for the year ended September 30, 2017:

	REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED AS A RESULT FROM OPERATIONS			NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED AS A RESULT FROM OPERATIONS
FUND	FUTURES CONTRACTS	SWAPS CONTRACTS	FORWARD CURRENCY EXCHANGE CONTRACTS	FUTURES CONTRACTS	SWAPS CONTRACTS	FORWARD CURRENCY EXCHANGE CONTRACTS
Equity Risk Exposure:
AQR Large Cap Multi-Style Fund	$4,416,117	$—	$—	$(38,998)	$—	$—
AQR Small Cap Multi-Style Fund	2,234,649	—	—	352,178	—	—
AQR International Multi-Style Fund	1,492,611	—	—	(35,204)	—	—
AQR Emerging Multi-Style Fund	646,258	—	—	71,621	—	—
AQR TM International Multi-Style Fund	634,165	—	—	(6,990)	—	—
AQR TM Emerging Multi-Style Fund	960,502	—	—	(7,934)	—	—
AQR Large Cap Momentum Style Fund	2,518,533	—	—	106,857	—	—
AQR Small Cap Momentum Style Fund	884,090	—	—	63,703	—	—
AQR International Momentum Style Fund	1,447,959	—	—	23,467	—	—
AQR TM Large Cap Momentum Style Fund	523,315	—	—	9,705	—	—
AQR TM International Momentum Style Fund	377,811	—	—	(9,503)	—	—
AQR Large Cap Defensive Style Fund	5,654,134	—	—	190,045	—	—
AQR International Defensive Style Fund	820,918	—	—	21,436	—	—
AQR Emerging Defensive Style Fund	525,906	—	—	(5,327)	—	—
AQR Global Equity Fund	3,771,689	(16,598)	—	1,726,911	(149,260)	—
AQR International Equity Fund	14,944,578	(2,292,915)	—	4,228,855	(548,423)	—
AQR Large Cap Relaxed Constraint Equity Fund	(21,642)	—	—	—	—	—
AQR Emerging Relaxed Constraint Equity Fund	—	(62,774)	—	—	174,708	—

Foreign Exchange Rate Risk Exposure:
AQR Emerging Multi-Style Fund	—	—	(154)	—	—	—
AQR Emerging Defensive Style Fund	—	—	(1,244)	—	—	—
AQR Global Equity Fund	—	—	(343,571)	—	—	(1,619,557)
AQR International Equity Fund	—	—	(3,140,466)	—	—	(4,312,044)
AQR International Relaxed Constraint Equity Fund	—	—	(1,594)	—	—	—

The following tables present the Funds’ gross OTC derivative assets and liabilities by counterparty and contract type net of amounts available for offset under netting arrangements and any related collateral received or posted by the Funds’ as of September 30, 2017:

AQR GLOBAL EQUITY FUND

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED	NET AMOUNT
CITG	Forward Foreign Currency Exchange Contracts	$326,478	$(326,478)	$ —	$—	$—	$—
JPMC	Forward Foreign Currency Exchange Contracts	490,821	(490,821)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		817,299	(817,299)	—	—	—	—

AQR Funds	Annual Report	September 2017

Notes to Financial Statements	September 30, 2017

AQR GLOBAL EQUITY FUND (continued)

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (a)	NET AMOUNT
CITG	Forward Foreign Currency Exchange Contracts	$851,753	$(326,478)	$525,275	$—	$(525,275)	$—
GSIN	Total Return Swaps Contracts	148,951	—	148,951	—	(148,951)	—
JPMC	Forward Foreign Currency Exchange Contracts	1,297,733	(490,821)	806,912	—	(806,912)	—
Total financial instruments subject to a master netting arrangement or similar arrangement		2,298,437	(817,299)	1,481,138	—	(1,481,138)	—

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $1,479,271.

AQR INTERNATIONAL EQUITY FUND

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED	NET AMOUNT
CITG	Forward Foreign Currency Exchange Contracts	$545,076	$(545,076)	$ —	$—	$ —	$ —
JPMC	Forward Foreign Currency Exchange Contracts	817,532	(817,532)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		1,362,608	(1,362,608)	—	—	—	—

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (a)	NET AMOUNT
CITG	Forward Foreign Currency Exchange Contracts	$2,062,198	$(545,076)	$1,517,122	$—	$(1,500,511)	$16,611
GSIN	Total Return Swaps Contracts	329,471	—	329,471	—	(329,471)	—
JPMC	Forward Foreign Currency Exchange Contracts	3,094,935	(817,532)	2,277,403	—
	Total Return Swaps Contracts	46,526	—	46,526	—
	Total JPMC	3,141,461	(817,532)	2,323,929	—	(2,323,929)	—
Total financial instruments subject to a master netting arrangement or similar arrangement		5,533,130	(1,362,608)	4,170,522	—	(4,153,911)	16,611

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $6,205,995.

AQR Funds	Annual Report	September 2017

Notes to Financial Statements	September 30, 2017

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED	NET AMOUNT
JPMC	Total Return Basket Swaps Contracts	$222,411	$(47,703)	$174,708	$—	$—	$174,708
Total financial instruments subject to a master netting arrangement or similar arrangement		222,411	(47,703)	174,708	—	—	174,708

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED (a)	NET AMOUNT
JPMC	Total Return Basket Swaps Contracts	$47,703	$(47,703)	$ —	$ —	$ —	$ —
Total financial instruments subject to a master netting arrangement or similar arrangement		47,703	(47,703)	—	—	—	—

(a)	Per GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $2,850,000.

For the year ended September 30, 2017, the quarterly average notional values of the derivatives held by the Funds were as follows:

Derivatives Volume Disclosure*

	AQR LARGE CAP MULTI-STYLE FUND	AQR SMALL CAP MULTI-STYLE FUND	AQR INTERNATIONAL MULTI-STYLE FUND	AQR EMERGING MULTI-STYLE FUND	AQR TM INTERNATIONAL MULTI-STYLE FUND	AQR TM EMERGING MULTI-STYLE FUND
Futures Contracts:
Average Notional Balance—Long	$33,294,071	$16,322,262	$10,656,668	$5,331,729	$3,601,698	$5,449,164
Average Notional Balance—Short	—	—	—	—	—	—
Ending Notional Balance—Long	29,815,785	18,810,540	7,913,600	4,956,315	3,363,280	5,337,570
Ending Notional Balance—Short	—	—	—	—	—	—

	AQR LARGE CAP MOMENTUM STYLE FUND	AQR SMALL CAP MOMENTUM STYLE FUND	AQR INTERNATIONAL MOMENTUM STYLE FUND	AQR TM LARGE CAP MOMENTUM STYLE FUND	AQR TM INTERNATIONAL MOMENTUM STYLE FUND	AQR LARGE CAP DEFENSIVE STYLE FUND
Futures Contracts:
Average Notional Balance—Long	$19,369,541	$6,526,255	$7,718,570	$3,028,231	$1,690,514	$50,330,438
Average Notional Balance—Short	—	—	—	—	—	—
Ending Notional Balance—Long	15,977,235	3,956,185	8,704,960	3,019,320	2,374,080	47,051,070
Ending Notional Balance—Short	—	—	—	—	—	—

AQR Funds	Annual Report	September 2017

Notes to Financial Statements	September 30, 2017

	AQR INTERNATIONAL DEFENSIVE STYLE FUND	AQR EMERGING DEFENSIVE STYLE FUND	AQR GLOBAL EQUITY FUND	AQR INTERNATIONAL EQUITY FUND	AQR EMERGING RELAXED CONSTRAINT EQUITY FUND
Futures Contracts:
Average Notional Balance—Long	$5,330,590	$3,453,107	$46,315,647	$125,107,739	$—
Average Notional Balance—Short	—	—	29,491,161	63,749,609	—
Ending Notional Balance—Long	5,737,360	2,614,320	49,963,399	135,836,449	—
Ending Notional Balance—Short	—	—	28,399,719	77,607,216	—
Forward Foreign Currency Exchange Contracts:
Average Settlement Value—Purchased	—	—	75,313,130	188,869,167	—
Average Settlement Value—Sold	—	—	52,369,353	144,571,166	—
Ending Value—Purchased	—	—	111,036,696	199,097,721	—
Ending Value—Sold	—	—	73,621,129	149,856,586	—
Total Return Swaps:
Average Notional Balance—Long	—	—	4,254,919	6,840,889	—
Average Notional Balance— Short	—	—	6,527,253	26,433,198	—
Ending Notional Balance— Long	—	—	7,052,358	12,014,177	—
Ending Notional Balance—Short	—	—	11,079,791	26,536,182	—
Total Return Basket Swaps:
Average Notional of Underlying Positions—Long	—	—	—	—	4,931,795
Average Notional of Underlying Positions—Short	—	—	—	—	2,989,703
Ending Notional Balance—Long	—	—	—	—	11,763,016
Ending Notional Balance—Short	—	—	—	—	7,309,952

*	Notional values as of each quarter end are used to calculate the average represented.

8. Investment Advisory and Other Agreements

Effective January 29, 2017, the Board of Trustees of the Trust approved (1) the termination of the Second Amended and Restated Investment Advisory Agreement dated November 7, 2014, as amended (“Investment Advisory Agreement”) thereby removing the AQR Global Equity Fund and AQR International Equity Fund from the Investment Advisory Agreement; and (2) a Third Amended and Restated Investment Management Agreement dated January 29, 2017, as amended (“Investment Management Agreement”), reflecting; (a) the addition of the AQR Global Equity Fund and AQR International Equity Fund, (b) for the AQR Global Equity Fund and AQR International Equity Fund, the bundling of advisory services and shareholder servicing into a single agreement with a single contractual management fee (combining services that had been provided separately under the Investment Advisory Agreement and a Shareholder Services Agreement prior to January 29, 2017), and (c) a reduction or no change, depending on the share class, in the total fees payable to the Adviser for advisory and shareholder services by each of the AQR Global Equity Fund and AQR International Equity Fund. The footnotes to the following table provide additional information regarding how the total fees payable to the Adviser for advisory and shareholder services have changed for the AQR Global Equity Fund and AQR International Equity Fund as of January 29, 2017.

The Adviser serves as the investment adviser to each of the Funds, pursuant to the Investment Management Agreement and the Investment Management Agreement II, dated November 13, 2015, as amended (“Investment Management Agreement II”) each entered into by the Trust, on behalf of the Funds (the Investment Management Agreement and Investment Management Agreement II collectively referred to herein as the “Advisory Agreement”). Under the Advisory Agreement, the Adviser furnishes a continuous investment program for each Fund’s portfolio, makes day-to-day investment decisions for the Funds, and manages the Funds’ investments in accordance with the stated policies of each Fund. The Adviser is also responsible for selecting brokers and dealers to execute purchase and sale orders for the portfolio transactions of each Fund, subject to its obligation to seek best execution, and also provides certain other administrative services to each Fund. The Adviser provides persons satisfactory to the Funds’ Board to serve as officers of the Funds.

AQR Funds	Annual Report	September 2017

Notes to Financial Statements	September 30, 2017

Pursuant to the Advisory Agreements, the Funds currently pay the Investment Advisory fee calculated on the average daily net assets for each Fund, in the annual ratios below:

FUND	RATIO
AQR Large Cap Multi-Style Fund	0.30%
AQR Small Cap Multi-Style Fund	0.50
AQR International Multi-Style Fund	0.45
AQR Emerging Multi-Style Fund	0.60
AQR TM Large Cap Multi-Style Fund	0.30
AQR TM Small Cap Multi-Style Fund	0.50
AQR TM International Multi-Style Fund	0.45
AQR TM Emerging Multi-Style Fund	0.60
AQR Large Cap Momentum Style Fund	0.25
AQR Small Cap Momentum Style Fund	0.45
AQR International Momentum Style Fund	0.40
AQR Emerging Momentum Style Fund	0.55
AQR TM Large Cap Momentum Style Fund	0.25
AQR TM Small Cap Momentum Style Fund	0.45
AQR TM International Momentum Style Fund	0.40
AQR Large Cap Defensive Style Fund	0.25
AQR International Defensive Style Fund	0.40
AQR Emerging Defensive Style Fund	0.55
AQR Global Equity Fund[1]	0.60
AQR International Equity Fund[2]	0.70
AQR Large Cap Relaxed Constraint Equity Fund	0.60
AQR Small Cap Relaxed Constraint Equity Fund	0.80
AQR International Relaxed Constraint Equity Fund	0.75
AQR Emerging Relaxed Constraint Equity Fund	0.95

[1]

Effective January 29, 2017 (i) the AQR Global Equity Fund’s contractual advisory fee and shareholder servicing fee were bundled into one contractual Management Fee and (ii) the Fund’s bundled Management Fee for Class I and Class N was reduced by 0.10%. Prior to January 29, 2017, the Fund’s Management Fee was 0.40% and the shareholder servicing fee for Class I and Class N Shares was 0.30% and for Class R6 Shares was 0.20%.

[2]

Effective January 29, 2017 (i) the AQR International Equity Fund’s contractual advisory fee and shareholder servicing fee were bundled into one contractual Management Fee and (ii) the Fund’s bundled Management Fee was reduced by 0.05%. Prior to January 29, 2017, the Fund’s Management Fee was 0.45% and the shareholder servicing fee for Class I Shares, Class N Shares and Class R6 Shares was 0.30%. Prior to January 29, 2016, the Fund’s Management Fee was 0.45% and the shareholder servicing fee for Class R6 Shares was 0.20%.

The Trust and the Adviser have entered into a Fee Waiver and Expense Reimbursement Agreement (“Fee Waiver Agreement”) whereby the Adviser has agreed to waive its fee and/or reimburse each Fund at least through January 28, 2018 for Class I, N, and R6 shares, respectively, unless otherwise noted. Pursuant to the Fee Waiver Agreement, the Adviser has agreed to waive and/or reimburse each Fund to the extent that the total annual fund operating expense ratios, exclusive of interest, taxes, borrowing costs, acquired fund fees and expenses, dividend and interest expense related to short sales, and extraordinary expenses exceed the following ratios:

FUND	CLASS I	CLASS N	CLASS R6
AQR Large Cap Multi-Style Fund	0.45%	0.70%	0.35%
AQR Small Cap Multi-Style Fund	0.65	0.90	0.55
AQR International Multi-Style Fund	0.60	0.85	0.50
AQR Emerging Multi-Style Fund	0.75	1.00	0.65
AQR TM Large Cap Multi-Style Fund	0.45	0.70	0.35
AQR TM Small Cap Multi-Style Fund	0.65	0.90	0.55
AQR TM International Multi-Style Fund	0.60	0.85	0.50
AQR TM Emerging Multi-Style Fund	0.75	1.00	0.65
AQR Large Cap Momentum Style Fund	0.40	0.65	0.30
AQR Small Cap Momentum Style Fund	0.60	0.85	0.50
AQR International Momentum Style Fund	0.55	0.80	0.45
AQR Emerging Momentum Style Fund	0.70	0.95	0.60
AQR TM Large Cap Momentum Style Fund	0.40	0.65	0.30
AQR TM Small Cap Momentum Style Fund	0.60	0.85	0.50
AQR TM International Momentum Style Fund	0.55	0.80	0.45
AQR Large Cap Defensive Style Fund	0.40	0.65	0.30

AQR Funds	Annual Report	September 2017

Notes to Financial Statements	September 30, 2017

FUND	CLASS I	CLASS N	CLASS R6
AQR International Defensive Style Fund	0.55%	0.80%	0.45%
AQR Emerging Defensive Style Fund	0.70	0.95	0.60
AQR Global Equity Fund	0.80	1.05	0.70
AQR International Equity Fund	0.90	1.15	0.80
AQR Large Cap Relaxed Constraint Equity Fund	0.80	1.05	0.70
AQR Small Cap Relaxed Constraint Equity Fund	1.00	1.25	0.90
AQR International Relaxed Constraint Equity Fund	0.95	1.20	0.85
AQR Emerging Relaxed Constraint Equity Fund	1.15	1.40	1.05

Prior to January 29, 2017, the Fee Waiver and Expense Reimbursement Agreement for the AQR Global Equity Fund and the AQR International Equity Fund was as follows:

FUND	CLASS I	CLASS N	CLASS R6
AQR Global Equity Fund	0.90%	1.15%	0.70%
AQR International Equity Fund	0.95	1.20	0.85

For the year ended September 30, 2017 the Funds’ Adviser waived fees and/or reimbursed expenses for each of the Funds as follows:

FUND	INVESTMENT ADVISORY AND SHAREHOLDER SERVICES FEES WAIVED	EXPENSE REIMBURSEMENTS	TOTAL
AQR Large Cap Multi-Style Fund	$146,189	$—	$146,189
AQR Small Cap Multi-Style Fund	274,068	337	274,405
AQR International Multi-Style Fund	218,871	581	219,452
AQR Emerging Multi-Style Fund	389,675	—	389,675
AQR TM Large Cap Multi-Style Fund	136,999	37	137,036
AQR TM Small Cap Multi-Style Fund	123,047	17,927	140,974
AQR TM International Multi-Style Fund	180,482	—	180,482
AQR TM Emerging Multi-Style Fund	376,849	15	376,864
AQR Large Cap Momentum Style Fund	58,616	—	58,616
AQR Small Cap Momentum Style Fund	126,877	1,735	128,612
AQR International Momentum Style Fund	212,966	—	212,966
AQR Emerging Momentum Style Fund	63,855	150,002	213,857
AQR TM Large Cap Momentum Style Fund	92,557	26,133	118,690
AQR TM Small Cap Momentum Style Fund	111,236	17,671	128,907
AQR TM International Momentum Style Fund	138,052	27,849	165,901
AQR Large Cap Defensive Style Fund	163,484	5,148	168,632
AQR International Defensive Style Fund	182,448	601	183,049
AQR Emerging Defensive Style Fund	200,235	7,947	208,182
AQR Global Equity Fund	105,881	—	105,881
AQR International Equity Fund	43,841	—	43,841
AQR Large Cap Relaxed Constraint Equity Fund	30,522	100,735	131,257
AQR Small Cap Relaxed Constraint Equity Fund	9,335	121,004	130,339
AQR International Relaxed Constraint Equity Fund.	20,066	109,072	129,138
AQR Emerging Relaxed Constraint Equity Fund	38,744	124,024	162,768
The Trust, in turn, agreed that the Funds will repay the fee waiver/expense reimbursement to the Adviser. A repayment shall be payable only to the extent it can be made during the thirty-six months following the applicable month during which the Adviser waived fees or reimbursed the applicable Fund for its operating expenses under the Agreement. Such repayment shall be made only out of the class of the Fund for which the applicable fee waiver and expense reimbursement was made. Repayments with respect to a Fund must be limited to amounts that do not cause the aggregate operating expenses of the Fund attributable to a share class during a year in which such repayment is made to exceed the lesser of (i) the applicable limits in effect at the time of the waiver and/or reimbursement, or (ii) the applicable limits in effect at the time of recapture.

AQR Funds	Annual Report	September 2017

Notes to Financial Statements	September 30, 2017

For the year ended September 30, 2017, the amounts waived and reimbursed by the Adviser, as well as the amounts available for potential future recoupment by the Adviser and the expiration schedule at September 30, 2017 are as follows:

	FEES WAIVED/ REIMBURSED FOR THE PERIOD ENDED SEPTEMBER 30, 2017	TOTAL POTENTIAL RECOUPMENT AMOUNT SEPTEMBER 30, 2017	POTENTIAL RECOUPMENT AMOUNTS EXPIRING
FUND			2018	2019	2020

AQR LARGE CAP MULTI-STYLE FUND
Class I	$37,548	$336,666	$222,262	$76,856	$37,548
Class N	5,688	40,979	26,152	9,139	5,688
Class R6	102,953	368,441	166,718	98,770	102,953

Totals	$146,189	$746,086	$415,132	$184,765	$146,189

AQR SMALL CAP MULTI-STYLE FUND
Class I	$18,244	$149,613	$100,459	$30,910	$18,244
Class N	3,552	35,329	23,999	7,778	3,552
Class R6	252,609	554,563	10,827	291,127	252,609

Totals	$274,405	$739,505	$135,285	$329,815	$274,405

AQR INTERNATIONAL MULTI-STYLE FUND
Class I	$36,268	$137,944	$54,356	$47,320	$36,268
Class N	4,427	15,600	5,425	5,748	4,427
Class R6	178,757	601,538	199,581	223,200	178,757

Totals	$219,452	$755,082	$259,362	$276,268	$219,452

AQR EMERGING MULTI-STYLE FUND
Class I	$110,223	$337,461	$109,345	$117,893	$110,223
Class N	9,735	43,108	21,247	12,126	9,735
Class R6	269,717	739,004	160,854	308,433	269,717

Totals	$389,675	$1,119,573	$291,446	$438,452	$389,675

AQR TM LARGE CAP MULTI-STYLE FUND
Class I	$39,020	$84,483	$11,715	$33,748	$39,020
Class N	1,623	5,237	1,613	2,001	1,623
Class R6	96,393	326,216	106,559	123,264	96,393

Totals	$137,036	$415,936	$119,887	$159,013	$137,036

AQR TM SMALL CAP MULTI-STYLE FUND
Class I	$101,314	$223,055	$20,360	$101,381	$101,314
Class N	27,240	51,163	4,999	18,924	27,240
Class R6	12,420	121,034	78,269	30,345	12,420

Totals	$140,974	$395,252	$103,628	$150,650	$140,974

AQR TM INTERNATIONAL MULTI-STYLE FUND
Class I	$25,965	$67,362	$8,706	$32,691	$25,965
Class N	2,090	5,401	1,708	1,603	2,090
Class R6	152,427	486,776	160,234	174,115	152,427

Totals	$180,482	$559,539	$170,648	$208,409	$180,482

AQR TM EMERGING MULTI-STYLE FUND
Class I	$17,236	$64,701	$26,558	$20,907	$17,236
Class N	2,882	21,872	15,945	3,045	2,882
Class R6	356,746	922,867	114,751	451,370	356,746

Totals	$376,864	$1,009,440	$157,254	$475,322	$376,864

AQR Funds	Annual Report	September 2017

Notes to Financial Statements	September 30, 2017

	FEES WAIVED/ REIMBURSED FOR THE PERIOD ENDED SEPTEMBER 30, 2017	TOTAL POTENTIAL RECOUPMENT AMOUNT SEPTEMBER 30, 2017	POTENTIAL RECOUPMENT AMOUNTS EXPIRING
FUND			2018	2019	2020

AQR LARGE CAP MOMENTUM STYLE FUND
Class I	$51,199	$646,286	$466,807	$128,280	$51,199
Class N	3,559	67,564	54,401	9,604	3,559
Class R6	3,858	29,791	16,178	9,755	3,858

Totals	$58,616	$743,641	$537,386	$147,639	$58,616

AQR SMALL CAP MOMENTUM STYLE FUND
Class I	$124,333	$497,877	$202,352	$171,192	$124,333
Class N	582	10,015	5,430	4,003	582
Class R6	3,697	39,436	26,198	9,541	3,697

Totals	$128,612	$547,328	$233,980	$184,736	$128,612

AQR INTERNATIONAL MOMENTUM STYLE FUND
Class I	$172,092	$588,481	$211,033	$205,356	$172,092
Class N	18,047	79,806	36,615	25,144	18,047
Class R6	22,827	64,739	16,591	25,321	22,827

Totals	$212,966	$733,026	$264,239	$255,821	$212,966

AQR EMERGING MOMENTUM STYLE FUND
Class I	$169,608	$495,912	$168,054	$158,250	$169,608
Class N	21,084	75,354	27,088	27,182	21,084
Class R6	23,165	36,271	2,192	10,914	23,165

Totals	$213,857	$607,537	$197,334	$196,346	$213,857

AQR TM LARGE CAP MOMENTUM STYLE FUND
Class I	$56,646	$244,929	$132,303	$55,980	$56,646
Class N	825	1,132	164	143	825
Class R6	61,219	183,337	52,726	69,392	61,219

Totals	$118,690	$429,398	$185,193	$125,515	$118,690

AQR TM SMALL CAP MOMENTUM STYLE FUND
Class I	$127,032	$395,325	$133,375	$134,918	$127,032
Class N	1,290	2,854	854	710	1,290
Class R6	585	2,045	730	730	585

Totals	$128,907	$400,224	$134,959	$136,358	$128,907

AQR TM INTERNATIONAL MOMENTUM STYLE FUND
Class I	$68,298	$251,620	$122,477	$60,845	$68,298
Class N	1,251	1,801	264	286	1,251
Class R6	96,352	277,310	63,477	117,481	96,352

Totals	$165,901	$530,731	$186,218	$178,612	$165,901

AQR LARGE CAP DEFENSIVE STYLE FUND
Class I	$104,771	$361,029	$162,616	$93,642	$104,771
Class N	37,604	96,768	23,255	35,909	37,604
Class R6	26,257	49,792	117	23,418	26,257

Totals	$168,632	$507,589	$185,988	$152,969	$168,632

AQR Funds	Annual Report	September 2017

Notes to Financial Statements	September 30, 2017

	FEES WAIVED/ REIMBURSED FOR THE PERIOD ENDED SEPTEMBER 30, 2017	TOTAL POTENTIAL RECOUPMENT AMOUNT SEPTEMBER 30, 2017	POTENTIAL RECOUPMENT AMOUNTS EXPIRING
FUND			2018	2019	2020

AQR INTERNATIONAL DEFENSIVE STYLE FUND
Class I	$130,587	$454,923	$162,417	$161,919	$130,587
Class N	32,592	48,145	1,033	14,520	32,592
Class R6	19,870	37,887	485	17,532	19,870

Totals	$183,049	$540,955	$163,935	$193,971	$183,049

AQR EMERGING DEFENSIVE STYLE FUND
Class I	$197,570	$639,866	$250,006	$192,290	$197,570
Class N	9,909	11,995	1,479	607	9,909
Class R6	703	1,752	371	678	703

Totals	$208,182	$653,613	$251,856	$193,575	$208,182

AQR GLOBAL EQUITY FUND
Class I	$23,662	$45,858	$—	$22,196	$23,662
Class N	1,175	2,187	—	1,012	1,175
Class R6	81,044	150,697	3,417	66,236	81,044

Totals	$105,881	$198,742	$3,417	$89,444	$105,881

AQR INTERNATIONAL EQUITY FUND
Class I	$37,831	$103,181	$—	$65,350	$37,831
Class N	3,430	10,538	—	7,108	3,430
Class R6	2,580	2,537	—	—	2,537

Totals	$43,841	$116,256	$—	$72,458	$43,798

AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND
Class I	$67,645	$67,645	$—	$—	$67,645
Class N	23,622	23,622	—	—	23,622
Class R6	39,990	39,990	—	—	39,990

Totals	$131,257	$131,257	$—	$—	$131,257

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND
Class I	$49,392	$49,392	$—	$—	$49,392
Class N	27,341	27,341	—	—	27,341
Class R6	53,606	53,606	—	—	53,606

Totals	$130,339	$130,339	$—	$—	$130,339

AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND
Class I	$57,807	$57,807	$—	$—	$57,807
Class N	23,019	23,019	—	—	23,019
Class R6	48,312	48,312	—	—	48,312

Totals	$129,138	$129,138	$—	$—	$129,138

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND
Class I	$53,067	$53,067	$—	$—	$53,067
Class N	31,200	31,200	—	—	31,200
Class R6	78,501	78,501	—	—	78,501

Totals	$162,768	$162,768	$—	$—	$162,768

AQR Funds	Annual Report	September 2017

Notes to Financial Statements	September 30, 2017

During the period ended September 30, 2017, the Fund recouped amounts as follows:

FUND	CLASS I	CLASS N	CLASS R6
AQR International Equity Fund	$339	$15	$43

JPMorgan Chase Bank, N.A., serves as the Funds’ Administrator, Accounting Agent and Custodian.

State Street Bank and Trust Company, together with JPMorgan Chase Bank, N.A., serve as Custodian of the AQR Large Cap Relaxed Constraint Equity Fund, AQR Small Cap Relaxed Constraint Equity Fund and the AQR International Relaxed Constraint Equity Fund.

ALPS Fund Services, Inc. serves as the Funds’ Transfer Agent, and ALPS Distributors, Inc. serves as the Funds’ Distributor.

Citibank NA serves as the Funds’ security lending agent.

9. Distribution Plan

The Trust has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the Class N shares of the Funds. The Plan allows for the payment of services related to the distribution and servicing of these shares at a rate of up to 0.25% per annum of the average daily net asset value of the Class N shares of the Funds.

10. Shareholder Servicing Agreements

Prior to January 29, 2017, pursuant to a Shareholder Services Agreement, between the Trust and the Adviser, the Adviser provides certain administrative and/or support services to the AQR Global Equity Fund and AQR International Equity Fund and their shareholders. These services include, among others, providing shareholders with analysis and explanations of Fund reports, information about shareholder positions in Fund shares, as well as assisting in the distribution of shareholder communications, such as prospectus materials, shareholder reports and annual reports. Under this agreement the Adviser receives an annual fee, payable monthly, calculated on the average daily net assets of each Class at the following rates:

FUND	CLASS I	CLASS N	CLASS R6
AQR Global Equity Fund	0.30%	0.30%	0.20%
AQR International Equity Fund	0.30	0.30	0.30

Fees incurred by the Funds under the Plan and/or the Shareholder Services Agreement for the year ended September 30, 2017, were as follows:

FUND	CLASS I	CLASS N	CLASS R6
AQR Global Equity Fund	$31,142	$1,510	$70,537
AQR International Equity Fund	355,265	35,633	14,753

Effective January 29, 2017, the AQR Global Equity Fund and the AQR International Equity Fund contractual advisory fee and shareholder servicing fee were bundled into one contractual advisory fee.

11. Capital Transactions

Investors may purchase shares of a Fund at its NAV, based on the next calculation of the NAV after the order is placed. Neither the Fund nor the distributor charges a sales charge or other transaction fee to purchase shares, although other institutions may impose transaction fees on shares purchased through them.

12. Principal Risks and Concentrations

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). A Fund’s investments in financial derivatives and other financial instruments may expose the Fund to various elements of market risks which include interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. Convertible securities and non-convertible income producing securities are subject to certain risks, including (i) if interest rates go up, the value of convertible securities and non-convertible income producing securities in the Funds’ portfolio generally will decline; (ii) during periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the Funds to reinvest in lower yielding securities (call or prepayment risk); and (iii) during periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments (extension risk).

AQR Funds	Annual Report	September 2017

Notes to Financial Statements	September 30, 2017

Currency risk arises from the possibility that fluctuations in foreign exchange rates will affect the value of cash balances held in foreign currencies and non-U.S. denominated financial instruments. In addition, the Funds’ use of forward foreign currency exchange contracts may expose them to the risk that the value of the foreign currency changes unfavorably relative to the U.S. Dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Funds may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s net asset value to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the net asset value of a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Exposure to the commodities markets may subject a Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments and exchange-traded notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

In addition to market risk, the Funds may be exposed to the risk that one or more securities in the Funds’ portfolio will decline in price, or fail to pay interest or principal when due, because the issuer of the security experiences a decline in its financial status (credit risk). Credit risk is measured by the loss a Fund would record if the major financial institution or other counterparties failed to perform pursuant to terms of their obligations. Certain Funds may primarily maintain cash balances at one or several major financial institutions that may exceed federally insured limits and as such each of the Funds have credit risk associated with such financial institutions. In general, lower rated securities carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative impact on the Funds’ net asset value or dividends. The Funds minimize credit risk by monitoring credit exposure and collateral values, and by requiring additional collateral to be promptly deposited with or returned to each of the Funds when deemed necessary.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. By using derivative instruments, the Funds may be exposed to the risk that derivative counterparties may not perform in accordance with the contractual provisions offset by the value of any collateral received. The Funds’ exposure to credit risk associated with counterparty non-performance is limited to the unrealized gains inherent in such transactions that are recognized in the Statements of Assets and Liabilities. The counterparties to the Funds’ derivative investments may include affiliates of the Funds’ clearing brokers and other major financial institutions. While the Funds use multiple clearing brokers and counterparties, a concentration of credit risk may exist because of balances held and transactions with a limited number of clearing brokers and counterparties. The Funds minimize counterparty credit risk through credit limits and approvals, credit monitoring procedures, executing master netting arrangements and managing margin and collateral requirements, as appropriate.

In the normal course of business, the Funds may enter into agreements with certain counterparties for derivative transactions. A number of each Fund’s Master Agreements contain provisions that require each Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of a Fund’s net asset value over specified time periods. If a Fund was to violate such provisions, the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on derivative instruments in net liability positions. If such events are not cured by the Fund or waived by the counterparties, they may decide to curtail or limit extension of credit, and the Fund may be forced to unwind its derivative positions which may result in material losses.

The Funds, at times, utilize substantial leverage in their investment program. Such leverage may take the form of trading on margin, investing in derivative instruments that are inherently leveraged, entering into reverse repurchase transactions and entering into other forms of direct and indirect borrowings. There is no guarantee that the Funds’ borrowing arrangement or other arrangements for obtaining leverage will continue to be available, or if available, will be available on terms and conditions acceptable to the Funds. Unfavorable economic conditions also could increase funding costs, limit access to the capital markets or result in a decision by lenders not to extend credit to the Funds. In addition, a decline in market value of the Funds’ assets may have particular adverse consequences in instances where they have borrowed money based on the market value of those assets. A decrease in market value of those assets may result in the lender (including derivative counterparties) requiring the Funds to post additional collateral or otherwise sell assets at a time when it may not be in the Funds’ best interest to do so.

The Adviser relies heavily on quantitative models and information and data supplied by third parties. When models and data prove to be incorrect or incomplete, any decisions made in reliance thereon may expose the Fund to potential risks. Such models may produce unexpected results, which can result in losses for a Fund.

Periodically, the Funds may be a party to legal actions arising in the ordinary course of business. The Funds are currently not subject to any actions that either individually or in the aggregate are expected to have a material impact on their results of operations, cash flows or financial condition.

AQR Funds	Annual Report	September 2017

Notes to Financial Statements	September 30, 2017

13. Line of Credit

Effective February 24, 2017 and terminating on February 23, 2018, the Trust renewed a committed syndicated line of credit (the “Agreement”) with Bank of America, N.A., as the Administrative Agent. Borrowing, if any, under this arrangement bears, as incurred, interest at the sum of (a) 1.0% per annum plus (b) the higher of (i) the Federal Funds Rate or (ii) the Eurodollar Rate, which is paid monthly. The maximum loan amount is the lesser of an amount which will not exceed the borrowing limits set forth in the Funds’ Prospectus and/or Registration Statement and will not cause the asset coverage ratio for any borrowings by a Fund to drop below the required amount under the Agreement (between 300-500% per Fund). The Agreement is subject to an annual commitment fee which is payable in arrears on a quarterly basis. In the event of a draw upon the line of credit, liquid assets of the borrowing Fund may be designated as collateral until its loan is repaid in full. The line of credit is in the amount of $300,000,000, prior to February 24, 2017 the line of credit was $285,000,000 at substantially similar terms.

The Funds had the following borrowings during the period.

FUND	AVERAGE BORROWINGS	AVERAGE INTEREST RATE%	NUMBER OF DAYS OUTSTANDING	INTEREST PAID
AQR Small Cap Multi-Style Fund	$25,800,000	1.77%	2	$2,537
AQR TM Small Cap Multi-Style Fund	600,000	2.23	6	223
AQR TM International Momentum Style Fund	6,500,000	1.74	3	945
AQR International Equity Fund	16,000,000	2.03	5	4,513

Interest expense paid, if any, as a result of borrowing under this agreement is included in Interest expense in the Statements of Operations.

14. Principal Ownership

As of September 30, 2017, the Funds had individual shareholder and/or omnibus accounts owning more than 5% of the total shares outstanding of the Fund as follows:

FUND	NUMBER OF INDIVIDUAL SHAREHOLDERS AND/OR OMNIBUS	TOTAL PERCENTAGE INTEREST HELD
AQR Large Cap Multi-Style Fund	4	86.96%
AQR Small Cap Multi-Style Fund	3	92.20%
AQR International Multi-Style Fund	4	94.84%
AQR Emerging Multi-Style Fund	4	93.40%
AQR TM Large Cap Multi-Style Fund	4	94.72%
AQR TM Small Cap Multi-Style Fund*	4	96.24%
AQR TM International Multi-Style Fund	4	95.36%
AQR TM Emerging Multi-Style Fund	3	94.78%
AQR Large Cap Momentum Style Fund	4	92.88%
AQR Small Cap Momentum Style Fund	3	88.29%
AQR International Momentum Style Fund	3	93.33%
AQR Emerging Momentum Style Fund*	4	88.61%
AQR TM Large Cap Momentum Style Fund	3	94.60%
AQR TM Small Cap Momentum Style Fund	3	96.79%
AQR TM International Momentum Style Fund	3	94.93%
AQR Large Cap Defensive Style Fund	5	86.16%
AQR International Defensive Style Fund	3	96.21%
AQR Emerging Defensive Style Fund	2	93.37%
AQR Global Equity Fund	4	90.63%
AQR International Equity Fund	5	73.66%
AQR Large Cap Relaxed Constraint Equity Fund	2	81.48%
AQR Small Cap Relaxed Constraint Equity Fund	6	94.80%
AQR International Relaxed Constraint Equity Fund	6	99.07%
AQR Emerging Relaxed Constraint Equity Fund *	4	91.90%

*	The percentage held by the Adviser and/or affiliates is 8.41%, 41.67% and 17.80% respectively.

AQR Funds	Annual Report	September 2017

Notes to Financial Statements	September 30, 2017

Significant shareholder transactions by these shareholders, if any, may impact the Funds’ performance.

15. Redemption In-Kind

On April 1, 2016 the AQR International Equity Fund processed an in-kind redemption. The redemption represented 51.2% of the Fund’s net assets and was paid partially in cash and in-kind. The amount of redemption proceeds paid in-kind was $28,738,734 for Class R6 and $319,560,131 for Class Y, respectively. The net realized gain (loss) associated with the portion redeemed in-kind was $37,988,383.

On May 9, 2016 the AQR Global Equity Fund processed an in-kind redemption. The redemption represented 42.7% of the Fund’s net assets and was paid partially in cash and in-kind. The amount of redemption proceeds paid in-kind was $89,954,399. The net realized gain (loss) associated with the portion redeemed in-kind was $15,005,926.

16. New Accounting Pronouncements and Regulations

In October 2016, the Securities and Exchange Commission (the “SEC”) adopted Final Rule Release No. 33-10231, Investment Company Reporting Modernization, to modernize and enhance the reporting and disclosure of information by registered investment companies. The new rules will allow the SEC to more effectively collect and use data reported by funds, enhance disclosure regarding fund liquidity and redemption practices, and permit open-end funds to offer swing pricing, subject to board approval and review.

Compliance with, and adoption of, these rules will have no effect on the Funds’ net assets or results of operations. Management is continuing to evaluate the impact on the disclosure and presentation of the Funds’ financial statements.

17. Subsequent Events

The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events other than those noted above.

AQR Funds	Annual Report	September 2017

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of the AQR Funds and Shareholders of AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Emerging Multi-Style Fund, AQR TM Large Cap Multi-Style Fund, AQR TM Small Cap Multi-Style Fund, AQR TM International Multi-Style Fund, AQR TM Emerging Multi-Style Fund, AQR Large Cap Momentum Style Fund, AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Emerging Momentum Style Fund, AQR TM Large Cap Momentum Style Fund, AQR TM Small Cap Momentum Style Fund, AQR TM International Momentum Style Fund, AQR Large Cap Defensive Style Fund, AQR International Defensive Style Fund, AQR Emerging Defensive Style Fund, AQR Global Equity Fund, AQR International Equity Fund, AQR Large Cap Relaxed Constraint Equity Fund, AQR Small Cap Relaxed Constraint Equity Fund, AQR International Relaxed Constraint Equity Fund, and AQR Emerging Relaxed Constraint Equity Fund

In our opinion, the (i) accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and of cash flows and the financial highlights present fairly, in all material respects, the financial position of the AQR Large Cap Relaxed Constraint Equity Fund, AQR Small Cap Relaxed Constraint Equity Fund, and AQR International Relaxed Constraint Equity Fund (three of the funds constituting the AQR Funds), as of September 30, 2017, the results of each of their operations, the changes in each of their net assets, each of their cash flows and the financial highlights for the period December 14, 2016 (commencement of operations) through September 30, 2017, (ii) accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AQR Emerging Relaxed Constraint Equity Fund (one of the funds constituting the AQR Funds), as of September 30, 2017, the results of its operations, the changes in its net assets, and the financial highlights for the period December 14, 2016 (commencement of operations) through September 30, 2017, and (iii) accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Emerging Multi-Style Fund, AQR TM Large Cap Multi-Style Fund, AQR TM Small Cap Multi-Style Fund, AQR TM International Multi-Style Fund, AQR TM Emerging Multi-Style Fund, AQR Large Cap Momentum Style Fund, AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Emerging Momentum Style Fund, AQR TM Large Cap Momentum Style Fund, AQR TM Small Cap Momentum Style Fund, AQR TM International Momentum Style Fund, AQR Large Cap Defensive Style Fund, AQR International Defensive Style Fund, AQR Emerging Defensive Style Fund, AQR Global Equity Fund and AQR International Equity Fund (twenty of the funds constituting the AQR Funds), as of September 30, 2017, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and their financial highlights for each of the periods indicated therein, (collectively hereafter referred to as the “Funds”), in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of September 30, 2017 by correspondence with the custodian, brokers, and transfer agent, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

New York, New York

November 22, 2017

AQR Funds	Annual Report	September 2017

Other Federal Tax Information (Unaudited)

For the fiscal year ended September 30, 2017, the Funds designate the following percentages of ordinary income dividends, or maximum amount allowable, as qualifying for the reduced tax rate under the Jobs and Growth Tax Relief Reconciliation Act of 2003:

FUND	PERCENTAGE
AQR Large Cap Multi-Style Fund	100.00%
AQR Small Cap Multi-Style Fund	32.88%
AQR International Multi-Style Fund	93.76%
AQR Emerging Multi-Style Fund	61.14%
AQR TM Large Cap Multi-Style Fund	99.97%
AQR TM Small Cap Multi-Style Fund	88.56%
AQR TM International Multi-Style Fund	97.37%
AQR TM Emerging Multi-Style Fund	50.11%
AQR Large Cap Momentum Style Fund	100.00%
AQR Small Cap Momentum Style Fund	98.22%
AQR International Momentum Style Fund	100.00%
AQR Emerging Momentum Style Fund	62.78%
AQR TM Large Cap Momentum Style Fund	100.00%
AQR TM Small Cap Momentum Style Fund	99.86%
AQR TM International Momentum Style Fund	100.00%
AQR Large Cap Defensive Style Fund	100.00%
AQR International Defensive Style Fund	100.00%
AQR Emerging Defensive Style Fund	62.75%
AQR Global Equity Fund	100.00%
AQR International Equity Fund	82.14%

For the fiscal year ended September 30, 2017, the following percentages of income dividends paid by the Fund qualify for the dividends received deductions available to corporations:

FUND	PERCENTAGE
AQR Large Cap Multi-Style Fund	100.00%
AQR Small Cap Multi-Style Fund	31.51%
AQR TM Large Cap Multi-Style Fund	100.00%
AQR TM Small Cap Multi-Style Fund	84.71%
AQR Large Cap Momentum Style Fund	100.00%
AQR Small Cap Momentum Style Fund	94.63%
AQR TM Large Cap Momentum Style Fund	100.00%
AQR TM Small Cap Momentum Style Fund	95.72%
AQR Large Cap Defensive Style Fund	100.00%
AQR Global Equity Fund	52.58%

The Funds designate the following amounts, or the maximum allowable under Section 852 of the Internal Revenue Code, as long term capital gain dividends paid during the fiscal year ended September 30, 2017:

FUND	TOTAL
AQR Small Cap Multi-Style Fund	$2,420,639
AQR Large Cap Momentum Style Fund	54,817,139
AQR Large Cap Defensive Style Fund	3,564,795
AQR Global Equity Fund	10,063,105
AQR International Equity Fund	5,622,942

AQR Funds	Annual Report	September 2017

Other Federal Tax Information (Unaudited)

Certain Funds have derived net income from sources within foreign countries. For the year ended September 30, 2017, the foreign source income for each Fund was as follows:

FUND	TOTAL	PER SHARE
AQR International Multi-Style Fund	$13,073,759	$0.3320
AQR Emerging Multi-Style Fund	8,281,977	0.2719
AQR TM International Multi-Style Fund	4,917,278	0.3065
AQR TM Emerging Multi-Style Fund	8,739,342	0.2757
AQR International Momentum Style Fund	10,862,287	0.4142
AQR Emerging Momentum Style Fund	362,800	0.2816
AQR TM International Momentum Style Fund	2,569,664	0.3323
AQR International Defensive Style Fund	5,144,645	0.3515
AQR Emerging Defensive Style Fund	1,680,768	0.2359
AQR International Equity Fund	12,241,979	0.3550
AQR International Relaxed Constraint Equity Fund	238,663	0.2585
AQR Emerging Relaxed Constraint Equity Fund	229,997	0.1170

Certain Funds intend to elect to pass through to shareholders the credit for taxes paid to foreign countries. For the year ended September 30, 2017, the foreign taxes paid for each Fund was as follows:

FUND	TOTAL	PER SHARE
AQR International Multi-Style Fund	$1,053,869	$0.0268
AQR Emerging Multi-Style Fund	809,713	0.0266
AQR TM International Multi-Style Fund	387,694	0.0242
AQR TM Emerging Multi-Style Fund	857,508	0.0271
AQR International Momentum Style Fund	889,650	0.0339
AQR Emerging Momentum Style Fund	34,932	0.0271
AQR TM International Momentum Style Fund	199,386	0.0258
AQR International Defensive Style Fund	418,532	0.0286
AQR Emerging Defensive Style Fund	184,759	0.0259
AQR International Equity Fund	983,627	0.0285
AQR International Relaxed Constraint Equity Fund	22,735	0.0246
AQR Emerging Relaxed Constraint Equity Fund	16,342	0.0083

AQR Funds	Annual Report	September 2017

Fund Expense Examples (Unaudited)

As a shareholder of the Trust, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid for the Period Ending 09/30/17” to estimate the expenses you paid on your account during this period. Each Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests. These expenses are not included in the table.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests. These expenses are not included in the table.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	BEGINNING ACCOUNT DATE VALUE	ENDING ACCOUNT VALUE 9/30/17	ANNUALIZED EXPENSE RATIO FOR THE PERIOD	EXPENSES PAID FOR THE PERIOD ENDING 9/30/17

AQR Large Cap Multi-Style Fund

Class I
Actual Return	$1,000.00	$1,094.70	0.43%	$2.26
Hypothetical Return	$1,000.00	$1,022.91	0.43%	$2.18

Class N
Actual Return	$1,000.00	$1,093.10	0.70%	$3.67
Hypothetical Return	$1,000.00	$1,021.56	0.70%	$3.55

Class R6
Actual Return	$1,000.00	$1,095.50	0.35%	$1.84
Hypothetical Return	$1,000.00	$1,023.31	0.35%	$1.78

AQR Small Cap Multi-Style Fund

Class I
Actual Return	$1,000.00	$1,055.80	0.64%	$3.30
Hypothetical Return	$1,000.00	$1,021.86	0.64%	$3.24

Class N
Actual Return	$1,000.00	$1,054.70	0.90%	$4.64
Hypothetical Return	$1,000.00	$1,020.56	0.90%	$4.56

Class R6
Actual Return	$1,000.00	$1,056.40	0.55%	$2.84
Hypothetical Return	$1,000.00	$1,022.31	0.55%	$2.79

AQR Funds	Annual Report	September 2017

Fund Expense Examples (Unaudited)

	BEGINNING ACCOUNT DATE VALUE	ENDING ACCOUNT VALUE 9/30/17	ANNUALIZED EXPENSE RATIO FOR THE PERIOD	EXPENSES PAID FOR THE PERIOD ENDING 9/30/17

AQR International Multi-Style Fund

Class I
Actual Return	$1,000.00	$1,122.10	0.60%	$3.19
Hypothetical Return	$1,000.00	$1,022.06	0.60%	$3.04

Class N
Actual Return	$1,000.00	$1,121.40	0.85%	$4.52
Hypothetical Return	$1,000.00	$1,020.81	0.85%	$4.31

Class R6
Actual Return	$1,000.00	$1,122.20	0.50%	$2.66
Hypothetical Return	$1,000.00	$1,022.56	0.50%	$2.54

AQR Emerging Multi-Style Fund

Class I
Actual Return	$1,000.00	$1,150.40	0.75%	$4.04
Hypothetical Return	$1,000.00	$1,021.31	0.75%	$3.80

Class N
Actual Return	$1,000.00	$1,148.40	1.00%	$5.39
Hypothetical Return	$1,000.00	$1,020.05	1.00%	$5.06

Class R6
Actual Return	$1,000.00	$1,150.20	0.65%	$3.50
Hypothetical Return	$1,000.00	$1,021.81	0.65%	$3.29

AQR TM Large Cap Multi-Style Fund

Class I
Actual Return	$1,000.00	$1,096.10	0.45%	$2.36
Hypothetical Return	$1,000.00	$1,022.81	0.45%	$2.28

Class N
Actual Return	$1,000.00	$1,094.50	0.70%	$3.68
Hypothetical Return	$1,000.00	$1,021.56	0.70%	$3.55

Class R6
Actual Return	$1,000.00	$1,097.00	0.35%	$1.84
Hypothetical Return	$1,000.00	$1,023.31	0.35%	$1.78

AQR TM Small Cap Multi-Style Fund

Class I
Actual Return	$1,000.00	$1,062.70	0.65%	$3.36
Hypothetical Return	$1,000.00	$1,021.81	0.65%	$3.29

Class N
Actual Return	$1,000.00	$1,061.10	0.90%	$4.65
Hypothetical Return	$1,000.00	$1,020.56	0.90%	$4.56

Class R6
Actual Return	$1,000.00	$1,063.50	0.55%	$2.85
Hypothetical Return	$1,000.00	$1,022.31	0.55%	$2.79

AQR TM International Multi-Style Fund

Class I
Actual Return	$1,000.00	$1,122.70	0.59%	$3.14
Hypothetical Return	$1,000.00	$1,022.11	0.59%	$2.99

Class N
Actual Return	$1,000.00	$1,121.00	0.85%	$4.52
Hypothetical Return	$1,000.00	$1,020.81	0.85%	$4.31

Class R6
Actual Return	$1,000.00	$1,123.60	0.50%	$2.66
Hypothetical Return	$1,000.00	$1,022.56	0.50%	$2.54

AQR Funds	Annual Report	September 2017

Fund Expense Examples (Unaudited)

	BEGINNING ACCOUNT DATE VALUE	ENDING ACCOUNT VALUE 9/30/17	ANNUALIZED EXPENSE RATIO FOR THE PERIOD	EXPENSES PAID FOR THE PERIOD ENDING 9/30/17

AQR TM Emerging Multi-Style Fund

Class I
Actual Return	$1,000.00	$1,155.90	0.74%	$4.00
Hypothetical Return	$1,000.00	$1,021.36	0.74%	$3.75

Class N
Actual Return	$1,000.00	$1,155.90	1.00%	$5.40
Hypothetical Return	$1,000.00	$1,020.05	1.00%	$5.06

Class R6
Actual Return	$1,000.00	$1,157.00	0.65%	$3.51
Hypothetical Return	$1,000.00	$1,021.81	0.65%	$3.29

AQR Large Cap Momentum Style Fund

Class I
Actual Return	$1,000.00	$1,091.30	0.40%	$2.10
Hypothetical Return	$1,000.00	$1,023.06	0.40%	$2.03

Class N
Actual Return	$1,000.00	$1,090.30	0.65%	$3.41
Hypothetical Return	$1,000.00	$1,021.81	0.65%	$3.29

Class R6
Actual Return	$1,000.00	$1,091.50	0.30%	$1.57
Hypothetical Return	$1,000.00	$1,023.56	0.30%	$1.52

AQR Small Cap Momentum Style Fund

Class I
Actual Return	$1,000.00	$1,097.70	0.60%	$3.16
Hypothetical Return	$1,000.00	$1,022.06	0.60%	$3.04

Class N
Actual Return	$1,000.00	$1,096.30	0.81%	$4.26
Hypothetical Return	$1,000.00	$1,021.01	0.81%	$4.10

Class R6
Actual Return	$1,000.00	$1,097.90	0.50%	$2.63
Hypothetical Return	$1,000.00	$1,022.56	0.50%	$2.54

AQR International Momentum Style Fund

Class I
Actual Return	$1,000.00	$1,126.50	0.55%	$2.93
Hypothetical Return	$1,000.00	$1,022.31	0.55%	$2.79

Class N
Actual Return	$1,000.00	$1,125.20	0.80%	$4.26
Hypothetical Return	$1,000.00	$1,021.06	0.80%	$4.05

Class R6
Actual Return	$1,000.00	$1,127.40	0.45%	$2.40
Hypothetical Return	$1,000.00	$1,022.81	0.45%	$2.28

AQR Emerging Momentum Style Fund

Class I
Actual Return	$1,000.00	$1,177.20	0.69%	$3.77
Hypothetical Return	$1,000.00	$1,021.61	0.69%	$3.50

Class N
Actual Return	$1,000.00	$1,174.80	0.87%	$4.74
Hypothetical Return	$1,000.00	$1,020.71	0.87%	$4.41

Class R6
Actual Return	$1,000.00	$1,177.00	0.60%	$3.27
Hypothetical Return	$1,000.00	$1,022.06	0.60%	$3.04

AQR Funds	Annual Report	September 2017

Fund Expense Examples (Unaudited)

	BEGINNING ACCOUNT DATE VALUE	ENDING ACCOUNT VALUE 9/30/17	ANNUALIZED EXPENSE RATIO FOR THE PERIOD	EXPENSES PAID FOR THE PERIOD ENDING 9/30/17

AQR TM Large Cap Momentum Style Fund

Class I
Actual Return	$1,000.00	$1,089.10	0.40%	$2.09
Hypothetical Return	$1,000.00	$1,023.06	0.40%	$2.03

Class N
Actual Return	$1,000.00	$1,087.60	0.65%	$3.40
Hypothetical Return	$1,000.00	$1,021.81	0.65%	$3.29

Class R6
Actual Return	$1,000.00	$1,089.80	0.30%	$1.57
Hypothetical Return	$1,000.00	$1,023.56	0.30%	$1.52

AQR TM Small Cap Momentum Style Fund

Class I
Actual Return	$1,000.00	$1,089.80	0.60%	$3.14
Hypothetical Return	$1,000.00	$1,022.06	0.60%	$3.04

Class N
Actual Return	$1,000.00	$1,089.00	0.85%	$4.45
Hypothetical Return	$1,000.00	$1,020.81	0.85%	$4.31

Class R6
Actual Return	$1,000.00	$1,091.00	0.50%	$2.62
Hypothetical Return	$1,000.00	$1,022.56	0.50%	$2.54

AQR TM International Momentum Style Fund

Class I
Actual Return	$1,000.00	$1,124.80	0.55%	$2.93
Hypothetical Return	$1,000.00	$1,022.31	0.55%	$2.79

Class N
Actual Return	$1,000.00	$1,123.70	0.80%	$4.26
Hypothetical Return	$1,000.00	$1,021.06	0.80%	$4.05

Class R6
Actual Return	$1,000.00	$1,126.00	0.45%	$2.40
Hypothetical Return	$1,000.00	$1,022.81	0.45%	$2.28

AQR Large Cap Defensive Style Fund

Class I
Actual Return	$1,000.00	$1,072.40	0.40%	$2.08
Hypothetical Return	$1,000.00	$1,023.06	0.40%	$2.03

Class N
Actual Return	$1,000.00	$1,071.30	0.65%	$3.38
Hypothetical Return	$1,000.00	$1,021.81	0.65%	$3.29

Class R6
Actual Return	$1,000.00	$1,073.10	0.30%	$1.56
Hypothetical Return	$1,000.00	$1,023.56	0.30%	$1.52

AQR International Defensive Style Fund

Class I
Actual Return	$1,000.00	$1,099.40	0.55%	$2.89
Hypothetical Return	$1,000.00	$1,022.31	0.55%	$2.79

Class N
Actual Return	$1,000.00	$1,098.70	0.80%	$4.21
Hypothetical Return	$1,000.00	$1,021.06	0.80%	$4.05

Class R6
Actual Return	$1,000.00	$1,100.40	0.45%	$2.37
Hypothetical Return	$1,000.00	$1,022.81	0.45%	$2.28

AQR Funds	Annual Report	September 2017

Fund Expense Examples (Unaudited)

	BEGINNING ACCOUNT DATE VALUE	ENDING ACCOUNT VALUE 9/30/17	ANNUALIZED EXPENSE RATIO FOR THE PERIOD	EXPENSES PAID FOR THE PERIOD ENDING 9/30/17

AQR Emerging Defensive Style Fund

Class I
Actual Return	$1,000.00	$1,087.60	0.70%	$3.66
Hypothetical Return	$1,000.00	$1,021.56	0.70%	$3.55

Class N
Actual Return	$1,000.00	$1,086.50	0.95%	$4.97
Hypothetical Return	$1,000.00	$1,020.31	0.95%	$4.81

Class R6
Actual Return	$1,000.00	$1,089.00	0.60%	$3.14
Hypothetical Return	$1,000.00	$1,022.06	0.60%	$3.04

AQR Global Equity Fund

Class I
Actual Return	$1,000.00	$1,114.00	0.80%	$4.24
Hypothetical Return	$1,000.00	$1,021.06	0.80%	$4.05

Class N
Actual Return	$1,000.00	$1,113.40	1.04%	$5.51
Hypothetical Return	$1,000.00	$1,019.85	1.04%	$5.27

Class R6
Actual Return	$1,000.00	$1,114.40	0.70%	$3.71
Hypothetical Return	$1,000.00	$1,021.56	0.70%	$3.55

AQR International Equity Fund

Class I
Actual Return	$1,000.00	$1,123.30	0.90%	$4.79
Hypothetical Return	$1,000.00	$1,020.56	0.90%	$4.56

Class N
Actual Return	$1,000.00	$1,121.80	1.15%	$6.12
Hypothetical Return	$1,000.00	$1,019.30	1.15%	$5.82

Class R6
Actual Return	$1,000.00	$1,124.30	0.80%	$4.26
Hypothetical Return	$1,000.00	$1,021.06	0.80%	$4.05

AQR Large Cap Relaxed Constraint Equity Fund

Class I
Actual Return	$1,000.00	$1,096.00	1.43%	$7.51
Hypothetical Return	$1,000.00	$1,017.90	1.43%	$7.23

Class N
Actual Return	$1,000.00	$1,094.20	1.84%	$9.66
Hypothetical Return	$1,000.00	$1,015.84	1.84%	$9.30

Class R6
Actual Return	$1,000.00	$1,096.00	1.54%	$8.09
Hypothetical Return	$1,000.00	$1,017.35	1.54%	$7.79

AQR Small Cap Relaxed Constraint Equity Fund

Class I
Actual Return	$1,000.00	$1,059.40	1.48%	$7.64
Hypothetical Return	$1,000.00	$1,017.65	1.48%	$7.49

Class N
Actual Return	$1,000.00	$1,057.40	1.74%	$8.97
Hypothetical Return	$1,000.00	$1,016.34	1.74%	$8.80

Class R6
Actual Return	$1,000.00	$1,059.40	1.44%	$7.43
Hypothetical Return	$1,000.00	$1,017.85	1.44%	$7.28

AQR Funds	Annual Report	September 2017

Fund Expense Examples (Unaudited)

	BEGINNING ACCOUNT DATE VALUE	ENDING ACCOUNT VALUE 9/30/17	ANNUALIZED EXPENSE RATIO FOR THE PERIOD	EXPENSES PAID FOR THE PERIOD ENDING 9/30/17

AQR International Relaxed Constraint Equity Fund

Class I
Actual Return	$1,000.00	$1,154.80	1.93%	$10.43
Hypothetical Return	$1,000.00	$1,015.39	1.93%	$9.75

Class N
Actual Return	$1,000.00	$1,153.10	2.18%	$11.77
Hypothetical Return	$1,000.00	$1,014.14	2.18%	$11.01

Class R6
Actual Return	$1,000.00	$1,155.70	1.92%	$10.38
Hypothetical Return	$1,000.00	$1,015.44	1.92%	$9.70

AQR Emerging Relaxed Constraint Equity Fund

Class I
Actual Return	$1,000.00	$1,141.20	1.14%	$6.12
Hypothetical Return	$1,000.00	$1,019.35	1.14%	$5.77

Class N
Actual Return	$1,000.00	$1,139.50	1.38%	$7.40
Hypothetical Return	$1,000.00	$1,018.15	1.38%	$6.98

Class R6
Actual Return	$1,000.00	$1,142.10	1.05%	$5.64
Hypothetical Return	$1,000.00	$1,019.80	1.05%	$5.32

Expenses are calculated using each Class’ annualized expense ratio, multiplied by the average account value for the period, multiplied by 183/365 (to reflect the one-half year period unless stated otherwise).

AQR Funds	Annual Report	September 2017

Trustees and Officers (Unaudited)	September 30, 2017

Listed in the chart below is basic information regarding the Trustees and Officers of the Trust. The address of each Officer and Trustee is Two Greenwich Plaza, 4th Floor, Greenwich CT 06830.

NAME AND YEAR OF BIRTH	CURRENT POSITION WITH THE TRUST, TERM OF OFFICE[1] AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER PRESENT OR PAST DIRECTORSHIPS HELD BY TRUSTEE (DURING THE PAST 5 YEARS)
Disinterested Trustees[2]
Timothy K. Armour, M.B.A., 1948	Chairman of the Board, since 2010 and Trustee, since 2008	Interim Chief Executive Officer of Janus Capital Group (retired) (2009 to 2010) (financial services)	47	Janus Capital Group (2008- 2016); ETF Securities (2010- 2013)

L. Joe Moravy, M.B.A., CPA, 1950	Trustee, since 2008	Independent Consultant (since 2014); Managing Director, Finance Scholars Group (2010 to 2014) (consulting)	47	Nuveen Exchange Traded Commodities Funds (2012-2016)

William L. Atwell, M.B.A., 1950	Trustee, since 2011	Managing Director, Atwell Partners LLC (since 2012) (consulting); President (CIGNA International), CIGNA (2008 to 2012) (insurance)	47	Webster Financial Corporation (since 2014); Blucora, Inc. (since 2017)

Gregg D. Behrens, M.M., 1952	Trustee, since 2011	Retired from Northern Trust Company (since 2009) (banking)	47	None

Brian Posner, M.B.A., 1961	Trustee, since 2011	President, Point Rider Group LLC (since 2008) (consulting)	47	Biogen (since 2008); Bioverativ Inc. (since 2017); Arch Capital Group (since 2010); BG Medicine (2012- 2015); RiverPark Funds Trust (2010- 2012)

Mark. A. Zurack, M.B.A., CFA 1957	Trustee, since 2014	Senior Lecturer, Columbia Business School (since 2002); Visiting Senior Lecturer, Cornell University (2004-2013)	47	Exchange Traded Concepts Trust (since 2011); Source ETF Trust (2014-2015)

Interested Trustees[3]
David Kabiller, CFA, 1963	Trustee, since 2010	Founding Principal, AQR Capital Management, LLC (since 1998)	47	None

Marco Hanig, Ph.D., 1958	Trustee, since 2014; Chief Executive Officer, since 2009; President, since 2008	Principal, AQR Capital Management, LLC (since 2008)	47	None

Officers
H.J. Willcox, J.D., 1966	Chief Compliance Officer, since 2013	Principal and Chief Compliance Officer, AQR Capital Management, LLC (since 2013); Global Head of Compliance and Counsel KKR & Co., L.P. (2008-2013)	N/A	N/A

Heather Bonner, CPA, 1977	Chief Financial Officer, since 2014	Vice President, AQR Capital Management, LLC (since 2013); Senior Manager, PricewaterhouseCoopers, LLP (2007- 2013)	N/A	N/A

AQR Funds	Annual Report	September 2017

Trustees and Officers (Unaudited)	September 30, 2017

NAME AND YEAR OF BIRTH	CURRENT POSITION WITH THE TRUST, TERM OF OFFICE[1] AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER PRESENT OR PAST DIRECTORSHIPS HELD BY TRUSTEE (DURING THE PAST 5 YEARS)
Gregory McNeil, M.S./M.B.A., CPA, 1975	Vice President and Treasurer, since 2015	Vice President, AQR Capital Management, LLC (since 2015); Assistant Treasurer, Franklin Templeton Investments (2010-2015)	N/A	N/A

Bradley Asness, J.D., M.B.A. 1969	Vice President, since 2009	Principal and Co-Chief Operating Officer, AQR Capital Management, LLC (since 1998)	N/A	N/A

Brendan R. Kalb, J.D., 1975	Executive Vice President, since 2009; Secretary, since 2008	Managing Director and General Counsel, AQR Capital Management, LLC (since 2004)	N/A	N/A

Nicole DonVito, J.D., 1979	Chief Legal Officer, since 2014; Vice President, since 2009	Managing Director, Senior Counsel & Head of Registered Products, AQR Capital Management, LLC (since 2007)	N/A	N/A

Tara Bongiorni, CPA 1977	Assistant Treasurer, since 2017	Vice President, AQR Capital Management, LLC (since 2015); Vice President, Goldman Sachs Asset Management (2002-2015)	N/A	N/A

(1)	Each Trustee serves until the election and qualification of a successor, or until death, resignation or removal as provided in the Trust’s Declaration of Trust. A Disinterested Trustee may not hold office beyond December 31 of the year in which he turns 72.
(2)	A Disinterested Trustee is any Trustee that is not an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.
(3)	An Interested Trustee is a Trustee that is an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act. Mr. Kabiller and Dr. Hanig are interested persons of the Trust because of their positions with the Adviser.

AQR Funds	Annual Report	September 2017

Investment Adviser

AQR Capital Management, LLC

Two Greenwich Plaza, 4th Floor

Greenwich, CT 06830

Transfer Agent

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Custodian

JPMorgan Chase Bank, N.A.

4 Metro Tech Center

Brooklyn, NY 11245

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Administrator

JPMorgan Chase Bank, N.A.

70 Fargo Street

Boston, MA 02210

Independent Registered Public Accounting Firm

PricewaterhouseCoopers, LLP

300 Madison Avenue

New York, NY 10017

You may obtain a description of the AQR Funds proxy voting, policies, procedures and information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ending June 30th of each year (available by August 31st of that year) without charge, upon request, by calling 1-866-290-2688 or visiting the funds website https://funds.aqr.com, or by accessing the SEC’s website at www.SEC.gov. Such reports may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090.

The Fund files complete schedules of the portfolio holdings with the SEC for the first and third quarters on Form N-Q. The Form N-Q is available without charge, upon request, by calling 1-800-SEC-0330, or by accessing the SEC’s website, at www.SEC.gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ objectives and policies, experienced of its management, marketability of shares and other information.

AQR Funds

P.O. Box 2248, Denver, CO 80201-2248  |  p: +1.866.290.2688  |  w: https://funds.aqr.com

Item 2. Code of Ethics.

a).	As of the end of the period, September 30, 2017, the Registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as Exhibit 12 (a)(1).

b).	Not Applicable.

c).	There has been no substantive amendments to the Registrant’s Code of Ethics during the fiscal year ended September 30, 2017 (“Reporting Period”).

d).	Registrant granted no waivers from the provisions of its Code of Ethics during the Reporting Period.

e).	Not Applicable.

f).	Attached.

Item 3. Audit Committee Financial Expert.

a).	The Registrant’s Board of Trustees has determined that its Audit Committee has two “audit committee financial experts”, as that term is defined under Items 3(b) and 3(c), serving on its Audit Committee. Mr. L. Joe Moravy and Mr. Brian S. Posner, the Registrant’s audit committee financial experts, are “independent”, as that term is defined under Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

Aggregate fees for professional services rendered for the AQR Funds by PricewaterhouseCoopers LLP for the fiscal years ended September 30, 2016 and September 30, 2017 were:

	2016	2017
Audit Fees (a)	$667,249	$858,575
Audit Related Fees (b)	$24,000	$8,000
Tax Fees (c)	$336,005	$470,788
All Other Fees (d)	$450	$450

Total:	$1,027,704	$1,337,813

(a)	Audit Fees: These fees relate to professional services rendered by PricewaterhouseCoopers LLP for the audits of the Registrant’s annual financial statements or services normally provided by the independent registered public accounting firm in connection with statutory and regulatory filings or engagements. These services include the audits of the financial statements of the Registrant, issuance of consents and assistance with review of documents filed with the SEC.

(b)	Audit Related Fees: These fees relate to assurance and related services by PricewaterhouseCoopers LLP that are reasonably related to the performance of the audit of the Registrant’s September 30, 2016 and September 30, 2017 annual financial statements that are not reported under “Audit Fees” above. The audit related services provided by PricewaterhouseCoopers LLP for the year-ended September 30, 2016 and September 30, 2017 relate to procedures performed by PricewaterhouseCoopers LLP in connection with its review of the issuance of, and amendments to, the Registrant’s Registration Statement.

(c)	Tax Fees: These fees relate to professional services rendered by PricewaterhouseCoopers LLP for tax compliance, tax advice and tax planning. The tax services provided by PricewaterhouseCoopers LLP relate to the review of the Registrant’s federal and state income tax returns, excise tax calculations and the completion of an international taxation review.

(d)	All Other Fees: These fees relate to products and services provided by PricewaterhouseCoopers LLP other than those reported under “Audit Fees,” “Audit-Related Fees,” and “Tax Fees” above.

(e)	Audit Committee Pre-approval Policies and Procedures:

(i)	Per Rule 2-01(c)(7)(A) and the charter of the Registrant’s Audit Committee, the Audit Committee approves and recommends the principal accountant for the Registrant, pre-approves (i) the principal accountant’s provision of all audit and permissible non-audit services to the Registrant (including the fees and other compensation to be paid to the principal accountant), and (ii) the principal accountant’s provision of any permissible non-audit services to the Registrant’s investment adviser (the “Adviser”), sub-adviser or any entity controlling, controlled by, or under common control with any investment adviser or sub-adviser, if the engagement relates directly to the operations of the financial reporting of the Trust.

(ii)	100% of services described in each of Items 4(b) through (d) were approved by the Audit Committee pursuant to paragraph (c)(7)(A) of Rule 2-01 of Regulation S-X.

(f)	Less than 50% of the hours expended on the principal accountant’s engagement to audit Registrant’s financial statements were attributed to work performed by persons other than the accountant’s full-time, permanent employees.

(g)	Disclose the aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the fiscal years ended September 30, 2016 and September 30, 2017: $900 and $900, respectively.

(h)	Not Applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	The Registrant is an issuer as defined in Section 10A-3 of the Securities Exchange Act of 1934 and has a separately-designated standing Audit Committee in accordance with Section 3(a)(58)(A) of such Act. All of the Board’s independent Trustees, Timothy K. Armour, William L. Atwell, Gregg D. Behrens, L. Joe Moravy, Brian S. Posner and Mark Zurack, are members of Audit Committee.

(b)	Not Applicable.

Item 6. Investments

(a)	Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company & Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There have not been any changes in registrant’s control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act – Not Applicable.

(b)	Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQR Funds

By: /s/ Marco Hanig
Marco Hanig,
Principal Executive Officer
December 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Marco Hanig
Marco Hanig,
Principal Executive Officer
December 1, 2017

By: /s/ Heather Bonner
Heather Bonner,
Principal Financial Officer
December 1, 2017